UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2012
Date of reporting period:	December 31, 2012

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Annual Report
December 31, 2012

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Asset Allocation Account	3
Balanced Account	4
Bond & Mortgage Securities Account	5
Bond Market Index Account	6
Diversified Balanced Account	7
Diversified Growth Account	8
Diversified Income Account	9
Diversified International Account	10
Equity Income Account	11
Government & High Quality Bond Account	12
Income Account	13
International Emerging Markets Account	14
LargeCap Blend Account II	15
LargeCap Growth Account	16
LargeCap Growht Account I	17
LargeCap S&P 500 Index Account	18
LargeCap Value Account	19
MidCap Blend Account	20
Principal Capital Appreciation Account	21
Principal LifeTime 2010 Account	22
Principal LifeTime 2020 Account	23
Principal LifeTime 2030 Account	24
Principal LifeTime 2040 Account	25
Principal LifeTime 2050 Account	26
Principal LifeTime Strategic Income Account	27
Real Estate Securities Account	28
SAM Balanced Portfolio	29
SAM Conservative Balanced Portfolio	30
SAM Conservative Growth Portfolio	31
SAM Flexible Income Portfolio	32
SAM Strategic Growth Portfolio	33
Short-Term Income Account	34
SmallCap Blend Account	35
SmallCap Growth Account II	36
SmallCap Value Account I	37
Glossary	38
Financial Statements	43
Notes to Financial Statements	85
Schedules of Investments	115
Financial Highlights (Includes performance information)	288
Report of Independent Registered Public Accounting Firm	310
Shareholder Expense Example	311
Supplemental Information	315

Not FDIC or NCUA insured

May lose value s Not a deposit s No bank or credit union guarantee
Not insured by any Federal government agency

Economic & Financial Market Review

Europe’s sovereign debt issues played a major role in performance results for both international and U.S. equity markets in 2012, especially during the first three quarters of the year. Global markets rallied strongly during the first quarter, driven largely by optimism over efforts initiated in 2011 to resolve the Greek debt crisis. Markets moved higher on the belief the crisis had been averted and potential defaults by other struggling European governments had been avoided. However, global markets reversed course in the second quarter, delivering negative returns as investor optimism turned to worry. Greece’s struggles had continued to grow, spurring renewed fear that debt contagion would spread to Spain and Italy, where bond yields soared as the two countries’ financial systems experienced continued difficulty.

In the third quarter, global equity markets reversed course yet again, rebounding strongly as the European Central Bank (ECB) announced new plans designed to facilitate the bailout of Greece and provide support programs for Spain and Italy. In early September, ECB head Mario Draghi unveiled a bond-buying initiative structured to create liquidity for troubled nations. The announcement of this plan renewed investor optimism that troubled European nations could eventually regain financial stability, and helped spur both U.S. and international equity markets to quarterly returns exceeding 6%. In the U.S., the Federal Reserve’s announcement of its latest round of quantitative easing (QE3) also helped to boost returns.1

Unlike the pattern established during the first three quarters of the year, in the fourth quarter the paths of international and U.S. equity markets diverged significantly. International markets in both developed and emerging countries, which remained optimistic that the ECB’s plans would help Europe’s troubled nations, continued their rally by delivering 6.6% and 5.6% quarterly returns, respectively, despite the fact that significant political and economic pressures remain. The U.S. market, however, barely mustered a positive return (0.3%) as the country became mired in political drama that weighed on returns.

At the start of the 4th quarter, the U.S. was largely preoccupied with the presidential election as the two candidates presented very different strategies for handling the country’s most pressing economic and social issues. As soon as the election had passed, the protracted “fiscal cliff” debate took center stage. The fiscal cliff resulted from Congress’s inability to agree on budgetary priorities back in 2011. The impasse at that time led to a compromise requiring that automatic tax increases kick in if Congress failed to act by December 31, 2012. As that deadline approached, and passed, the resulting uncertainty seemed to paralyze the U.S. market.

Eventually, on January 1, 2013, Congress avoided a potential tax hike-induced recession by passing legislation that made Bush-era tax cuts permanent for households filing with less than $450,000 of income or individuals with less than $400,000, and ended tax cuts for those with higher incomes. The legislation, which contained no budget reductions, also delayed the severe budget cuts that were scheduled to begin January 1. In effect, the bill postponed what is likely to be a very difficult debate over how to achieve meaningful reductions in the federal budget and national debt. It is possible that any eventual agreement on credible reductions would be received very positively by business and the markets.

Two key U.S. economic headwinds — housing and unemployment — improved gradually throughout the year. The housing market showed signs of gaining strength, with home prices up 5.5% in the 12 months ending November 30, 2012, and housing rebounded to the point that it has once again begun contributing to the economy.2 At 7.8%, the unemployment rate ended 2012 modestly better than its 8.5% level one year earlier.3 With a more certain policy environment going forward, businesses may have renewed confidence to expand, which could help push unemployment down at a quicker pace. Also, reconstruction efforts in the aftermath of Hurricane Sandy, which caused devastating damages in New Jersey and New York totaling more than $50 billion, are expected to benefit the job market in 2013.4

Within fixed income, the Federal Open Market Committee (FOMC) made a key communications shift in the fourth quarter, announcing plans to switch from its date-based interest rate guidance to an approach based on target key economic data. Specifically, the FOMC stated it will keep its highly accommodative stance in place so long as unemployment remains above 6.5%, inflation is no more than 2.5%, and long-term inflation expectations remain well-anchored. Also, the FOMC confirmed it will continue bond purchase programs in its efforts to support the economy by keeping interest rates low for corporations and residential homeowners.5

The continued low-rate environment throughout 2012 proved favorable for riskier fixed income asset classes as investors searched for yield. High yield corporate bonds delivered the best performance, returning 15.8% for the year.6 Within the Barclays Aggregate Bond Index, commercial mortgage-backed securities generated the highest duration-adjusted return of 8.4%, followed by U.S. corporate investment-grade bonds, with a 7.3% return. Within investment-grade corporates, financials performed particularly well, reflecting in part the substantial liquidity that was injected into the global monetary system and the improved balance sheets of many of the largest financial institutions.

1 Broad U.S. equity market: Russell 3000 Index; international emerging markets: MSCI Emerging Market Index; international developed markets: MSCI EAFE Index

2 S&P/Case-Shiller Home Price Indices 20-City Composite, data through November 2012; released January 29, 2013

3 U.S. Department of Labor, Bureau of Labor Statistics; bls.gov

4 Content source for portions of this commentary: "On the Other Hand: Economic Insights," 1st-4th quarter 2012 editions, by Bob Baur and the Economic Committee, Principal Global Investors

5 Federal Reserve Bank Federal Open Market Committee statement, released December 12, 2012; federalreserve.gov/newsevents/press/monetary/20121212a.htm

6 Barclays US Corporate High Yield Index

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares, except for Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account which are based on the performance of the Class 2 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

See glossary on page 38 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods less than a year are not annualized.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Asset Allocation Account

Sub-Advisor: Morgan Stanley Investment Management

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	6/1/94	13.53%	2.47%	7.11%

What contributed to or detracted from Account performance during the fiscal year?

The portfolio's asset allocation mix, consisting of an average overweight position in equities and an underweight position in fixed income, added to relative performance as riskier assets outperformed over the period. Within fixed income, an overweight position in credit positively impacted performance as spreads tightened relative to U.S. Treasury yields. Within currencies, an underweight to the Euro added to performance as Eurozone tensions (owing to solvency and liquidity concerns) weighed on the currency. An overweight to cash detracted from performance. Within fixed income, a short position to German Bunds detracted from performance as yields declined over the course of the year, despite a rally in riskier assets.

Balanced Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	12/18/87	13.05%	2.27%	6.25%

What contributed to or detracted from Account performance during the fiscal year?

Asset allocation between stocks and bonds contributed to positive performance due to an overweight position in equities and an underweight position in fixed income securities. Favorable security selection also added value, with large-cap core and large-cap growth domestic equities outperforming. Across the equity segment, overweight positions in Discover Financial Services and Constellation Brands benefited performance for the period. Positive security selection, sector allocation and duration positioning drove the fixed income segment's performance. Security selections within investment-grade corporate bonds, mortgage-backed securities, asset-backed securities and emerging markets were positive contributors to performance. Underweighting large-value equities detracted from performance as value stocks outperformed growth stocks during the period. In equities, overweight exposures to Humana Inc. and Herbalife Ltd detracted from portfolio performance. Underweighting international equities also detracted from results as developed international stocks outperformed most domestic market indexes during the period. Within fixed income, underweights at the 2- and 20-year key rate durations were negative contributors to performance. Although overall security selection within the fixed income segment was positive for the period, the issue-specific impact within U.S. Treasury securities hindered performance. Security selection within commercial mortgage-backed securities was another negative contributor for the period.

Bond & Mortgage Securities Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	12/18/87	7.54%	5.21%	4.62%

What contributed to or detracted from Account performance during the fiscal year?

Security selection within investment-grade corporate bonds, mortgage-backed securities (MBS), asset-backed securities (ABS) and emerging markets were positive contributors to performance. The portfolio's out-of-index allocation to below-investment-grade corporate bonds, an underweight to U.S. Treasuries and overweights to commercial mortgage-backed securities (CMBS) and investment-grade corporate bonds also benefited performance. Yield curve positioning added value, driven by overweight positions at the 5- and 10-year key rate durations as interest rates at the intermediate part of the curve decreased during the year. Treasury futures used to manage duration aided results as interest rates declined over the period. The issue-specific impact within U.S. Treasuries hindered performance; underweights at the 2- and 20-year key rate durations were negative contributors to performance. Derivatives were used during the period to tactically hedge exposures, primarily in CMBS and below-investment-grade corporate bonds. These positions contributed negatively to performance overall.

Bond Market Index Account

Sub-Advisor: Mellon Capital Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	Since Inception
Class 1 Shares	5/15/12	2.10%

What contributed to or detracted from Account performance during the fiscal year?

The portfolio performed in line with the Barclays Aggregate Bond Index for the period. The corporate sector led performance. Within corporates, longer maturities outperformed intermediate maturities. The financial sector was particularly strong. Commercial mortgage-backed securities (CMBS) also had a strong 2012 as investors searched for yield and increased their risk profile in search of larger returns. All of the major sectors within the Barclays Aggregate Bond Index had positive returns for the year. The Treasuries sector delivered the weakest results, yet still delivered positive performance. The front end of the government curve delivered very low (yet positive) results due to the Fed's commitment to keep front-end rates at historic lows.

Diversified Balanced Account

Sub-Advisor: Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	Since Inception
Class 2 Shares	12/30/09	9.71%	7.79%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are not trying to outperform their indexes. Rather, they are attempting to replicate the returns of the index, minus the expense ratios. The investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, sub-advised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 50% of its assets to the equity index funds and approximately 50% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. All five underlying funds generated positive absolute returns, led by results from the International Equity Index Fund. The least positive returns were provided by the Bond Market Index Account.

Diversified Growth Account

Sub-Advisor: Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	Since Inception
Class 2 Shares	12/30/09	11.63%	8.43%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are not trying to outperform their indexes. Rather, they are attempting to replicate the returns of the index, minus the expense ratios. The investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, sub-advised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 65% of its assets to the equity index funds and approximately 35% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. All five underlying funds generated positive absolute returns, led by results from the International Equity Index Fund. The least positive returns were provided by the Bond Market Index Account.

Diversified Income Account

Sub-Advisor: Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	Since Inception
Class 2 Shares	5/15/12	5.40%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are not trying to outperform their indexes. Rather, they are attempting to replicate the returns of the index, minus the expense ratios. The investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, sub-advised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 35% of its assets to the equity index funds and approximately 65% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. All five underlying funds generated positive absolute returns, led by results from the International Equity Index Fund. The least positive returns were provided by the Bond Market Index Account.

Diversified International Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/2/94	18.44%	-4.00%	9.16%
Class 2 Shares	1/8/07	18.01%	-4.28%	8.88%

	What contributed to or detracted from Account performance during the fiscal year?

Stock selection in the consumer discretionary sector contributed to outperformance, partly driven by an overweight to Volkswagen AG as the firm continued to beat market expectations on revenues. Stock selection in the health care sector also contributed positively; an overweight to Coloplast (manufacturer of medical health care products) proved beneficial as the company expanded its margins, driven by favorable pricing, following the introduction of new products. Stock selection in Spain aided results as well. An underweight to Telefonica SA (integrated telecommunications operator) benefited the portfolio as the company suspended dividends and cut revenue forecasts due to challenging economic conditions and increased competition in Spain. Japanese stock selection detracted, particularly an overweight to Nippon Telegraph & Telephone. An overweight to Shire PLC (London-listed pharmaceutical company that manufactures specialty drugs) detracted as well; the firm underperformed during the period as fears about increasing generic competition, such as the approval of an Adderall generic, weighed on the stock. Additionally, stock selection in Australia negatively impacted performance, especially an underweight to Commonwealth Bank of Australia (CBA) as domestic market trends benefited the more mortgage-skewed lenders such as CBA and Westpac.

Equity Income Account

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	4/28/98	13.01%	1.88%	8.84%
Class 2 Shares	5/1/01	12.72%	1.62%	8.56%

	What contributed to or detracted from Account performance during the fiscal year?

Stock selection within the utilities sector aided relative results, as did an underweight to the sector. Also, security selection within the energy sector contributed positively, particularly Marathon Petroleum. An overweight to the consumer discretionary sector, which outperformed the Russell 1000 Index, helped results as well. Security selection within the consumer discretionary sector hindered results as McDonalds and Genuine Parts underperformed. Security selection within the financials sector also detracted; lack of exposure to Bank of America and an underweight to Wells Fargo hindered results. Within the industrials sector, security selection negatively impacted performance as UPS and Norfolk Southern underperformed.

Government & High Quality Bond Account

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/6/93	3.91%	5.42%	4.62%
Class 2 Shares	11/6/01	3.70%	5.17%	4.37%

	What contributed to or detracted from Account performance during the fiscal year?

An out-of-benchmark allocation to commercial mortgage-backed securities (CMBS) was the largest positive contributor to performance. An out-of-benchmark allocation to both agency and non-agency collateralized mortgage obligations (CMO) also benefited performance due to outpacing the index. Additionally, an allocation to home equity asset-backed securities (ABS), as well as issue selection in the sector, aided performance as well. The portfolio's issue selection in FNMA (Fannie Mae) pass-through securities detracted from performance. An underweight to lower-coupon GNMA (Ginnie Mae) pools negatively impacted results as well. In addition, an underweight to 30-year FNMA securities hurt results.

Income Account

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/7/93	9.57%	7.64%	6.66%
Class 2 Shares	11/6/01	9.28%	7.37%	6.39%

	What contributed to or detracted from Account performance during the fiscal year?

An overweight to corporate bonds combined with issue selection in the sector was the single largest contributor to positive performance as both investment-grade and high yield corporates were among the best-performing sectors over the period. An underweight to U.S. Treasuries relative to the benchmark also aided performance as Treasuries significantly underperformed the benchmark. Additionally, an overweight to the financial services/banking sector positively impacted results as did issue selection within the sector, with Bank of America leading portfolio performance. Issue selection within China Medical Technologies (health care company) was one of the portfolio's largest detractors. Also, the portfolio's cash position provided a negative contribution for the period. Additionally, lack of exposure to foreign government agencies (which is a 4% position in the index) and municipal bonds detracted from performance as these sectors outperformed the index for the period.

International Emerging Markets Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	10/24/00	20.80%	-2.16%	16.61%

What contributed to or detracted from Account performance during the fiscal year?

Stock selection within Taiwan, India and Mexico was particularly strong during the period. From a sector perspective, stocks in the industrial, consumer discretionary and information technology sectors contributed positively to results. In terms of individual securities, positions in ICICI Bank, China Railway Construction Corp and Chipbond Technology benefited performance. Weak stock selection in China, Russia and Colombia negatively impacted performance. From a sector perspective, stocks in the telecom and health care sectors detracted from results. In terms of individual holdings, MTN Group, Tencent Holdings and Kia Motors hindered overall performance.

LargeCap Blend Account II

Sub-Advisors: ClearBridge Investments, LLC., Principal Management Corporation, and T. Rowe Price Associates, Inc.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/02	15.20%	1.45%	6.47%
Class 2 Shares	1/8/07	14.84%	1.18%	6.22%

	What contributed to or detracted from Account performance during the fiscal year?

Favorable sector positioning contributed positively to results. An overweight to the consumer discretionary sector benefited the portfolio the most as this sector experienced very strong returns during the period. Security selection also positively affected portfolio results, led by selections in the consumer discretionary and utilities sectors. LargeCap Blend Account II benefited from having a higher beta profile than the index during the period (meaning it was positioned to be more positively impacted than the index in upward-trending markets). An underweight to financials, the best-performing sector during the period, negatively impacted the portfolio. Also, security selection within the health care sector was weak, led by an overweight to lackluster Bristol-Myers Squibb. LargeCap Blend Account II's higher exposure to the most volatile stocks in the index (stocks that experienced more price movement than those within the index) hurt performance as the most volatile stocks underperformed.

LargeCap Growth Account

Sub-Advisor: Columbus Circle Investors

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/2/94	16.85%	-0.89%	7.22%
Class 2 Shares	1/8/07	16.56%	-1.13%	6.95%

	What contributed to or detracted from Account performance during the fiscal year?

Discover Financial generated consistent credit and net interest margin improvement, while also signing a significant deal with eBay that leverages the company's network processing capabilities. Visa appreciated due to solid card processing volumes, new business wins and more favorable regulatory and litigation outcomes. The portfolio also benefited from an overweight to salesforce.com as the firm’s quarterly earnings report was positive across key metrics, including billings. Verifone Systems suffered from a moderating organic growth rate and continued threats to its mobile payments dominance, as competitors consistently discussed future electronic wallet initiatives. Also, in terms of amazon.com, the portfolio initially was hurt by lack of exposure to the firm, then later in the year by an underweight position relative to the benchmark. Additionally, Allergan (a leading global specialty pharmaceutical company focused in ophthalmology & dermatology/aesthetics) negatively impacted results; the firm hit a slow patch in 2012 between launching new drugs and indications of new drugs to come.

LargeCap Growth Account I

Sub-Advisors: Brown Advisory, Principal Management Corporation, and T. Rowe Price Associates, Inc.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	6/1/94	16.38%	4.70%	7.95%

What contributed to or detracted from Account performance during the fiscal year?

Sector positioning relative to the Russell 1000 Growth Index was a strong positive contributor to results, led by an average 7% underweight to the consumer staples sector, which lagged the index. Stock selection was positive in eight of the 10 sectors, particularly within the information technology sector. The largest individual contributor to returns was an overweight to salesforce.com inc. During the period, LargeCap Growth Account I had a higher beta than the index (meaning it was positioned to benefit more than the index in upward-trending markets), which benefited returns during the strong market environment. Negative stock selection within the energy sector detracted from returns, led by an out-of-index position in Canadian Natural Resources Ltd. Also, an average 2% underweight to the financial sector negatively impacted performance as this sector posted strong returns during the period. Holding stocks that exhibited higher price volatility than the stocks in the index detracted from returns as well over the period.

LargeCap S&P 500 Index Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/3/99	15.50%	1.37%	6.77%

What contributed to or detracted from Account performance during the fiscal year?

The portfolio performed in line with the S&P 500 index during the period. All 10 economic sectors in the index posted positive returns, led by the financial and consumer discretionary sectors. Phillips 66, Capital One Financial Corp. and Express Scripts Holding Co. were top contributors to portfolio performance during the period. The energy and utilities sectors were the weakest-performing sectors during the period. Top detractors included Exelon Corp., Occidental Petroleum Corp. and Hewlett-Packard Co.

LargeCap Value Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/13/70	18.58%	0.63%	6.42%

What contributed to or detracted from Account performance during the fiscal year?

Stock selection in the consumer discretionary sector contributed positively, led by an overweight to Comcast Corp. The company reported solid third-quarter results, with subscriber net additions ahead of consensus, after beating second-quarter EPS estimates by 4%. Overweighting Dillard's Inc. also contributed positively to performance. An overweight to Discover Financial Services contributed positively to performance as well. The company reported strong third-quarter results driven by continued fundamental improvement across all key categories of the business. Stock selection in the financial sector detracted from performance, led by an underweight to Bank of America Corp. Bank of America had a strong year, successfully boosting capital and regaining investor confidence. An overweight to Humana Inc. also detracted from performance. The company lowered its full-year guidance in August based on mispricing of its Medicare Advantage business along with higher membership gains. Additionally, overweighting Tyson Foods Inc. detracted from performance. The company faced rising input costs as corn prices and grain prices trended higher during the period, along with weaker protein demand.

MidCap Blend Account

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	12/18/87	19.44%	7.25%	11.72%
Class 2 Shares	9/9/09	19.16%	6.97%	11.42%

	What contributed to or detracted from Account performance during the fiscal year?

Liberty Media contributed positively to the portfolio; the firm's stock was up 49% for the year due to progress in obtaining control over Sirius and from working to realize full value of the Starz spinoff. Discovery Communications (owner of an extensive library of non-fiction content, which it airs domestically on its 13 channels and in over 210 countries on an average of six channels per country) was up 55% for the year due to continued double-digit growth in cash flow. Brookfield Asset Management (global asset manager, owner and operator of real asset-based businesses) also contributed positively to performance, up 36% in 2012. Brookfield continued to grow its operating platform and expand its global capital-raising ability. Gentex (manufacturer of specialty Electrochromic automatic dimming rearview mirrors for the automotive industry) was down 35% for the year due to uncertainty surrounding the U.S. government's timing of the implementation of the Kids And Cars Act. LPL (a leading broker-dealer providing an integrated platform of brokerage and investment advisory services to over 13,000 independent financial advisors) declined 17% since its addition to the portfolio due primarily to economic concerns weighing on client activity, resulting in lower commissions and fees. Nabors (global energy services company specializing in land drilling equipment and related applications) declined 17% over the period as the number of rigs drilling for natural gas decreased throughout 2012 due to low natural gas prices.

Principal Capital Appreciation Account

Sub-Advisor: Edge Asset Management, Inc.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	4/28/98	13.83%	2.61%	9.32%
Class 2 Shares	11/6/01	13.57%	2.36%	9.04%

	What contributed to or detracted from Account performance during the fiscal year?

Stock selection within the utilities sector, combined with an underweight to the sector, aided relative returns during the period. The portfolio's allocation to the consumer staples sector also benefited performance due to strong stock selection; EBay in particular outpaced the broader sector. The portfolio's largest individual contributor to excess return was Weyerhauser, which benefited from an improved level of economic activity in the housing sector. Stock selection in the energy sector detracted from results as Apache and Occidental Petroleum underperformed due to their natural gas exposure. Within the consumer discretionary sector, security selection hindered performance, with Nike and Nordstroms lagging the broader sector. Additionally, stock selection within the financial sector detracted from results; the portfolio had no exposure to Bank of America, which led the financial sector during the period.

Principal LifeTime 2010 Account

Sub-Advisors: Principal Global Investors, LLC and Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	11.79%	2.23%	5.01%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Performance within the fixed income asset class contributed positively to overall performance. The Core Plus Bond Fund I (sub-advised by PIMCO) delivered results that easily beat the Barclays Aggregate Bond Index. Also, exposure to the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) benefited returns as the high yield asset class significantly outpaced the Barclays Aggregate Bond Index. Within the international equity asset class, the Overseas Fund (co-sub-advised by Causeway Capital Management and Barrow, Hanley, Mewhinney & Strauss) delivered very strong returns, easily beating the MSCI EAFE Index. Exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) added value as it beat both its specific index and the MSCI EAFE Index. The LargeCap Value Fund I (co-sub-advised by Herndon Capital and Thompson, Seigel & Walmsley) detracted from performance, lagging both the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the Diversified Real Asset Fund (managed by Principal Management Corporation) hindered performance as it lagged its custom index.

Principal LifeTime 2020 Account

Sub-Advisors: Principal Global Investors, LLC and Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	14.76%	1.86%	5.51%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Performance within the fixed income asset class contributed positively to overall performance. The Core Plus Bond Fund I (sub-advised by PIMCO) delivered results that easily beat the Barclays Aggregate Bond Index. Also, exposure to the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) benefited returns as the high yield asset class significantly outpaced the Barclays Aggregate Bond Index. Within the international equity asset class, the Overseas Fund (co-sub-advised by Causeway Capital Management and Barrow, Hanley, Mewhinney & Strauss) delivered very strong returns, easily beating the MSCI EAFE Index. Exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) added value as it beat both its specific index and the MSCI EAFE Index. The LargeCap Value Fund I (co-sub-advised by Herndon Capital and Thompson, Seigel & Walmsley) detracted from performance, lagging both the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the MidCap Value Fund I (co-sub-advised by Goldman Sachs and LA Capital) as well as the MidCap Growth Fund III (co-sub-advised by Turner and Jacobs Levy) negatively impacted results as they underperformed the Russell Midcap Value Index and Russell Midcap Growth Index, respectively. Finally, exposure to the Diversified Real Asset Fund (managed by Principal Management Corporation) hindered performance as it lagged its custom index.

Principal LifeTime 2030 Account

Sub-Advisors: Principal Global Investors, LLC and Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	15.58%	1.23%	5.21%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Performance within the fixed income asset class contributed positively to overall performance. The Core Plus Bond Fund I (sub-advised by PIMCO) delivered results that easily beat the Barclays Aggregate Bond Index. Also, exposure to the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) benefited returns as the high yield asset class significantly outpaced the Barclays Aggregate Bond Index. Within the international equity asset class, the Overseas Fund (co-sub-advised by Causeway Capital Management and Barrow, Hanley, Mewhinney & Strauss) delivered very strong returns, easily beating the MSCI EAFE Index. Exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) added value as it beat both its specific index and the MSCI EAFE Index. The LargeCap Value Fund I (co-sub-advised by Herndon Capital and Thompson, Seigel & Walmsley) detracted from performance, lagging both the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the MidCap Value Fund I (co-sub-advised by Goldman Sachs and LA Capital) as well as the MidCap Growth Fund III (co-sub-advised by Turner and Jacobs Levy) negatively impacted results as they underperformed the Russell Midcap Value Index and Russell Midcap Growth Index, respectively. Finally, exposure to the Diversified Real Asset Fund (managed by Principal Management Corporation) hindered performance as it lagged its custom index.

Principal LifeTime 2040 Account

Sub-Advisors: Principal Global Investors, LLC and Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	16.71%	0.95%	5.33%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Performance within the fixed income asset class contributed positively to overall performance. The Core Plus Bond Fund I (sub-advised by PIMCO) delivered results that easily beat the Barclays Aggregate Bond Index. Also, exposure to the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) benefited returns as the high yield asset class significantly outpaced the Barclays Aggregate Bond Index. Within the international equity asset class, the Overseas Fund (co-sub-advised by Causeway Capital Management and Barrow, Hanley, Mewhinney & Strauss) delivered very strong returns, easily beating the MSCI EAFE Index. Exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) added value as it beat both its specific index and the MSCI EAFE Index. The LargeCap Value Fund I (co-sub-advised by Herndon Capital and Thompson, Seigel & Walmsley) detracted from performance, lagging both the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the MidCap Value Fund I (co-sub-advised by Goldman Sachs and LA Capital) as well as the MidCap Growth Fund III (co-sub-advised by Turner and Jacobs Levy) negatively impacted results as they underperformed the Russell Midcap Value Index and Russell Midcap Growth Index, respectively. Finally, exposure to the Diversified Real Asset Fund (managed by Principal Management Corporation) hindered performance as it lagged its custom index.

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Principal LifeTime 2050 Account

Sub-Advisors: Principal Global Investors, LLC and Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	17.07%	0.71%	5.26%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Performance within the fixed income asset class contributed positively to overall performance. The Core Plus Bond Fund I (sub-advised by PIMCO) delivered results that easily beat the Barclays Aggregate Bond Index. Also, exposure to the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) benefited returns as the high yield asset class significantly outpaced the Barclays Aggregate Bond Index. Within the international equity asset class, the Overseas Fund (co-sub-advised by Causeway Capital Management and Barrow, Hanley, Mewhinney & Strauss) delivered very strong returns, easily beating the MSCI EAFE Index. Exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) added value as it beat both its specific index and the MSCI EAFE Index. The LargeCap Value Fund I (co-sub-advised by Herndon Capital and Thompson, Seigel & Walmsley) detracted from performance, lagging both the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the MidCap Value Fund I (co-sub-advised by Goldman Sachs and LA Capital) as well as the MidCap Growth Fund III (co-sub-advised by Turner and Jacobs Levy) negatively impacted results as they underperformed the Russell Midcap Value Index and Russell Midcap Growth Index, respectively. Finally, exposure to the Diversified Real Asset Fund (managed by Principal Management Corporation) hindered performance as it lagged its custom index.

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Principal LifeTime Strategic Income Account

Sub-Advisors: Principal Global Investors, LLC and Principal Management Corporation

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	9.65%	2.71%	4.60%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Performance within the fixed income asset class contributed positively to overall performance. The Core Plus Bond Fund I (sub-advised by PIMCO) delivered results that easily beat the Barclays Aggregate Bond Index. Also, exposure to the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) benefited returns as the high yield asset class significantly outpaced the Barclays Aggregate Bond Index. Within the international equity asset class, the Overseas Fund (co-sub-advised by Causeway Capital Management and Barrow, Hanley, Mewhinney & Strauss) delivered very strong returns, easily beating the MSCI EAFE Index. Exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) added value as it beat both its specific index and the MSCI EAFE Index. The LargeCap Value Fund I (co-sub-advised by Herndon Capital and Thompson, Seigel & Walmsley) detracted from performance, lagging both the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the Diversified Real Asset Fund (managed by Principal Management Corporation) hindered performance as it lagged its custom index.

Real Estate Securities Account

Sub-Advisor: Principal Real Estate Investors, LLC.

Average Annual Total Returns* as of December 31, 2012
	Inception Date	1-Year	5-Year	10-Year
Class 1 Shares	5/1/98	17.17%	6.79%	12.95%
Class 2 Shares	1/8/07	16.86%	6.54%	12.68%

	What contributed to or detracted from Account performance during the fiscal year?

Stock selection within shopping centers was the top contributor to performance for the period. Electing to participate in the initial public offering (IPO) of Retail Properties of America (including adding to the position post-IPO) proved beneficial, as the stock delivered very strong results in the time since its introduction into the portfolio. Also, Simon Property Group, the portfolio's largest single-stock overweight, continued to record strong relative outperformance. This high-quality owner of regional mall properties benefited from a strong balance sheet, stable properties and strong operations within its outlet center portfolio. Additionally, underweighting Vornado Realty added value as the security suffered from its concentrated exposure to the Washington, D.C. office market. Selection of office owners detracted from performance (specifically, SL Green and Boston Properties). Also, underweighting the health care sector detracted as the sector outperformed. Mortgage real estate investment trust (REIT) CYS Investments detracted from performance for the 12-month period as well.

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

The portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Security selection within the portfolio's international bond holdings added value as well. Additionally, selection within the portfolio's allocation to mid-cap stocks benefited performance. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period.

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

The portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Also, security selections in the portfolio's bond holdings across international bonds, investment-grade corporate bonds and mortgage- and asset-backed securities all contributed positively to performance. The portfolio's strategic and tactical underweight to U.S. bonds benefited performance as well. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period.

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selections within the portfolio's mid-cap stock allocation contributed positively to performance, beating their benchmark. Also, the portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Additionally, the portfolio's strategic allocation to international real estate benefited the portfolio as international real estate performed very strongly for the 12-month period. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period.

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

The portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Also, security selections in the portfolio's bond holdings across international bonds, investment-grade corporate bonds and mortgage- and asset-backed securities all contributed positively to performance. The portfolio's strategic and tactical underweight to U.S. bonds benefited performance as well. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Additionally, the portfolio's strategic exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period. Security selection within the portfolio's international real estate holdings contributed negatively as well.

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Security selection within the portfolio's mid-cap stock allocation contributed positively to performance. Also, the portfolio's strategic allocation to international stocks in emerging markets added value, as international emerging market stocks outperformed U.S. stocks during the period. Additionally, the portfolio's strategic allocation to international real estate benefited the portfolio as international real estate performed very strongly for the 12-month period. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period. Security selection within the portfolio's international real estate holdings contributed negatively as well.

Short-Term Income Account

Sub-Advisor: Edge Asset Management, Inc.

Issue selection in corporate bonds was the top contributor to performance, led by selection in the banking and consumer sectors. Additionally, an out-of-benchmark allocation to asset-backed securities (ABS) contributed positively due to strong index-relative performance. Lack of exposure to foreign government agencies (which account for 25% of the index) also aided performance; this sector underperformed the benchmark, fueled by sovereign risk concerns in Europe. An out-of-index allocation to U.S. agencies hindered performance as the sector underperformed the index. Additionally, an overweight to the energy sector detracted due to lagging the overall index. Issue selection in the communications sector negatively impacted results as well.

SmallCap Blend Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

Conn's was the largest contributor to performance within the consumer discretionary sector. Strength in the energy sector came from the portfolio's holdings in companies focused on North American oil exploration and production, where commodity prices and returns were superior relative to companies focused on natural gas production. In the information technology sector, Kenexa benefited portfolio performance the most; the firm's shares were up sharply on news that this developer of human resources software was being acquired by a larger technology company. Weakness in the health care sector came from the portfolio's holdings in managed care companies that provide coverage to Medicaid recipients, which declined on news that claim costs were running much higher than expected in several markets. Also, pharmaceutical and biotechnology holdings detracted from results due to the portfolio's bias toward commercial-stage companies (firms having FDA-approved therapies on the market). Stocks of these companies lagged developmental-stage companies (firms having products in clinical trials) after they reported favorable outcomes. In the materials sector, the portfolio's holdings in chemical companies were focused on firms that sell globally into economically sensitive markets and, therefore, were especially weak amid economic uncertainty, especially in Europe and Asia.

SmallCap Growth Account II

Sub-Advisors: Emerald Advisers, Inc., and Principal Management Corporation

SmallCap Growth Account II experienced very positive security selection during the period, especially within the health care sector where overweights to MWI Veterinary Supply and Medivation drove results. Sector positioning also benefited performance, led by an overweight to the strongly-performing consumer discretionary sector and an underweight to the energy sector, the weakest-performing sector during the year. SmallCap Growth Account II's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) aided performance as stocks with positive momentum continued to outperform. An overweight to the most volatile stocks in the index negatively impacted performance as the most volatile stocks tended to underperform. Also, SmallCap Growth Account II's lower exposure to riskier securities than the index (in terms of higher debt-to-equity levels) detracted from results as the riskiest securities outperformed during the market appreciation over the period. Additionally, security selection in the consumer discretionary and materials sectors was weak, holding back performance. Within the consumer discretionary sector, an overweight to Body Central Corp, which experienced very negative returns, delivered the weakest results.

SmallCap Value Account I

Sub-Advisors: JP Morgan Investment Management, Inc., and Principal Management Corporation

Strong stock selection was very beneficial over the period, with positive results in nine of the 10 sectors. The top performer was the consumer discretionary sector, where an overweight to Conn's was rewarded as the price more than doubled. Favorable sector positioning also contributed positively, led by an underweight to the information technology sector, which failed to advance as much as other sectors during the year. SmallCap Value Account I's higher relative strength profile benefited performance as stocks with positive momentum outperformed. The portfolio’s tilt toward stocks with lower price-to-earnings (P/E) ratios negatively affected performance as stocks with higher P/E ratios tended to outperform. An overweight to the most volatile stocks in the index (stocks that experienced more price movement than the index) also detracted from results as the most volatile stocks tended to underperform. Stock selection was weak in the utilities sector, due in large part to an underweight to GenOn Energy, which nearly doubled in price during the period.

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays Credit 1–3 Years Index:

The index is composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

Barclays U.S. Agency Fixed Rate MBS Index:

The index covers the fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mae (FHLMC).

Barclays U.S. Corporate High-Yield Index:

The index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds classified as High Yield.

Capital Market Benchmark:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: SAM Balanced Portfolio: 60% S&P 500 Index and 40% Barclays Aggregate Bond Index; SAM Conservative Balanced Portfolio: 40% S&P 500 Index and 60% Barclays Aggregate Bond Index; SAM Conservative Growth Portfolio: 80% S&P 500 Index and 20% Barclays Aggregate Bond Index; and SAM Flexible Income Portfolio: 25% S&P 500 Index and 75% Barclays Aggregate Bond Index.

Diversified Balanced Custom Index

The index is composed of 50% Barclays Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index , 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.

Diversified Growth Custom Index

The index is composed of 45% S&P 500 Index, 35% Barclays Aggregate Index, 10% MSCI EAFE Index, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.

Diversified Income Custom Index

The index is composed of 65% Barclays Aggregate Index, 25% S&P 500 Index, 4% MSCI EAFE Index, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australia, Asia, and the Far East.

Morgan Stanley Capital International (MSCI) Emerging Markets Index: The index measures the stock returns of companies in 27 developing countries.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Aggressive Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 70–90% invested in equities and the remainder invested in fixed income and cash.

Morningstar Conservative Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50-80% invested in fixed income and cash.

Glossary

Morningstar Diversified Emerging Markets Category:

Diversified emerging-markets portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest at least 70% of total assets in equities and invest at least 50% of stock assets in emerging markets.

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate Government Category:

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between 3.5 and six years (or, if duration is unavailable, average effective maturities between four and 10 years). Consequently, the group’s performance — and its level of volatility — tends to fall between that of the short government and long government bond categories.

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Large Blend Category:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Growth Category:

Some mid-cap growth portfolios invest in stocks of all sizes, thus leading to a mid-cap profile, but others focus on midsize companies. Mid-cap growth portfolios target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Moderate Allocation Category:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Real Estate Category:

Specialty-real estate portfolios invest primarily in real-estate investment trusts (REITs) of various types. REITs are companies that develop and manage real-estate properties. There are several different types of REITs, including apartment, factory-outlet, health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real-estate operating companies. Primary Index: Standard & Poor’s 500 Secondary Index: Wilshire REIT.

Glossary

Morningstar Retirement Income Category:

Retirement income portfolios provide a mix of stocks, bonds and cash for those investors already in or entering retirement. These portfolios tend to be managed to more of a conservative asset allocation strategy. These portfolios aim to provide investors with steady income throughout retirement.

Morningstar Short-Term Bond Category:

Short-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of one to 3.5 years (or, if duration is unavailable, average effective maturities of one to four years). These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations.

Morningstar Small Blend Category:

Small-blend portfolios favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Small Growth Category:

Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar Target-Date 2000–2010 Category:

Target-date portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2000–2010) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Target-Date 2016–2020 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2016–2020) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Morningstar Target-Date 2026–2030 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2026–2030) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Glossary

Morningstar Target-Date 2036–2040 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2036–2040) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Morningstar Target-Date 2046-2050 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2046-2050) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Morningstar World Allocation Category:

World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Principal LifeTime 2010 Blended Index:

The index is composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2010 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2012 are 56.0% Barclays Aggregate Index, 32.4% Russell 3000 Index, and 11.6% MSCI EAFE Index.

Principal LifeTime 2020 Blended Index:

The index is composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2020 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2012 are 47.45% Russell 3000 Index, 35.0% Barclays Aggregate Index, and 17.55% MSCI EAFE Index.

Principal LifeTime 2030 Blended Index:

The index is composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2030 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2012 are 56.25% Russell 3000 Index, 22.75% Barclays Aggregate Index, and 21.0% MSCI EAFE Index.

Principal LifeTime 2040 Blended Index:

The index is composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2040 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2012 are 62.8% Russell 3000 Index, 25.0% MSCI EAFE Index, and 12.2% Barclays Aggregate Index.

Principal LifeTime 2050 Blended Index:

The index is composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2050 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2012 are 65.9% Russell 3000 Index, 27.6% MSCI EAFE Index, and 6.5% Barclays Aggregate Index.

Principal LifeTime Strategic Income Blended Index:

The index is composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime Strategic Income Fund. The weightings as of March 31, 2012 are 75.0% Barclays Aggregate Index, 19.4% Russell 3000 Index, and 5.6% MSCI EAFE Index.

Glossary

Russell 1000® Growth Index:

The index measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index:

The index measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index.

Russell 1000® Value Index:

The index measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index:

The index measures the performance of the 2,000 smallest stocks in the Russell 3000® Index.

Russell 2000® Growth Index:

The index measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index:

The index measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:

The index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:

The index measures the performance of the 800 smallest stocks in the Russell 1000® Index.

S&P 500 Index:

A broad-based index intended to represent the U.S. equity market.

S&P MidCap 400 Index:

A weighted index of the common stocks of 400 mid-sized companies.

S&P SmallCap 600 Index:

A small cap index that consists of 600 domestic stocks chosen by market size, liquidity, and industry group representation.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

			Bond &
	Asset		Mortgage
	Allocation	Balanced	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$51,841	$46,336	$358,005
Foreign currency--at cost	$61	$ –	$–
Assets
Investment in securities--at value	$55,262	$50,528	$369,215
Foreign currency--at value	61	–	–
Cash	1,112	397	4,474
Deposits with counterparty	673	11	–
Receivables:
Dividends and interest	255	157	2,278
Foreign currency contracts	24	–	–
Fund shares sold	3	2	403
Investment securities sold	287	69	7
Swap premiums paid	–	–	154
Unrealized gain on OTC swap agreements	–	–	73
Variation margin on futures contracts	221	5	–
Total Assets	57,898	51,169	376,604
Liabilities
Accrued management and investment advisory fees	38	25	126
Accrued directors' expenses	–	–	2
Accrued other expenses	18	11	10
Payables:
Foreign currency contracts	55	–	–
Fund shares redeemed	78	29	1,123
Investment securities purchased	1,206	1,953	33,179
Swap premiums received	–	–	67
Unrealized loss on OTC swap agreements	–	–	46
Variation margin on futures contracts	7	–	–
Total Liabilities	1,402	2,018	34,553
Net Assets Applicable to Outstanding Shares	$56,496	$49,151	$342,051

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$50,188	$51,291	$357,659
Accumulated undistributed (overdistributed) net investment income (loss)	766	905	10,366
Accumulated undistributed (overdistributed) net realized gain (loss)	1,964	(7,239)	(37,211)
Net unrealized appreciation (depreciation) of investments	3,610	4,194	11,237
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(32)	–	–
Total Net Assets	$56,496	$49,151	$342,051
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$56,496	$49,151	$342,051
Shares issued and outstanding	4,611	3,202	29,131
Net Asset Value per share	$12.25	$15.35	$11.74

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

		Diversified
	Bond Market	Balanced	Diversified
Amounts in thousands, except per share amounts	Index Account	Account	Growth Account
Investment in securities--at cost	$742,612	$–	$ –
Investment in affiliated Accounts--at cost	$–	$542,745	$1,120,695
Assets
Investment in securities--at value	$748,493	$–	$ –
Investment in affiliated Accounts--at value	–	582,518	1,218,046
Cash	86,533	–	–
Receivables:
Dividends and interest	4,340	–	–
Fund shares sold	234	–	433
Investment securities sold	38,356	–	–
Total Assets	877,956	582,518	1,218,479
Liabilities
Accrued management and investment advisory fees	154	24	50
Accrued distribution fees	–	120	252
Accrued directors' expenses	2	2	4
Accrued other expenses	12	3	2
Payables:
Fund shares redeemed	318	635	–
Investment securities purchased	124,340	–	–
Total Liabilities	124,826	784	308
Net Assets Applicable to Outstanding Shares	$753,130	$581,734	$1,218,171

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$741,384	$530,676	$1,098,178
Accumulated undistributed (overdistributed) net investment income (loss)	7,225	2,361	7,424
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,360)	8,924	15,218
Net unrealized appreciation (depreciation) of investments	5,881	39,773	97,351
Total Net Assets	$753,130	$581,734	$1,218,171
Capital Stock (par value: $.01 a share):
Shares authorized	5,000	250,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$753,130	N/A	N/A
Shares issued and outstanding	73,799
Net Asset Value per share	$10.21
Class 2: Net Assets	N/A	$581,734	$1,218,171
Shares issued and outstanding		47,371	97,181
Net Asset Value per share		$12.28	$12.54

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

		Diversified
	Diversified	International	Equity
Amounts in thousands, except per share amounts	Income Account	Account	Income Account
Investment in securities--at cost	$–	$394,572	$460,310
Investment in affiliated Accounts--at cost	$54,219	$ –	$–
Foreign currency--at cost	$–	$469	$–
Assets
Investment in securities--at value	$–	$465,367	$594,041
Investment in affiliated Accounts--at value	54,672	–	–
Foreign currency--at value	–	469	–
Cash	–	565	4,343
Receivables:
Dividends and interest	–	981	2,113
Fund shares sold	128	56	1,144
Investment securities sold	–	215	–
Total Assets	54,800	467,653	601,641
Liabilities
Accrued management and investment advisory fees	2	323	246
Accrued distribution fees	10	–	5
Accrued custodian fees	–	63	–
Accrued directors' expenses	–	2	3
Accrued other expenses	–	3	8
Payables:
Fund shares redeemed	1	797	436
Investment securities purchased	–	71	–
Total Liabilities	13	1,259	698
Net Assets Applicable to Outstanding Shares	$54,787	$466,394	$600,943

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$54,197	$558,698	$541,044
Accumulated undistributed (overdistributed) net investment income (loss)	92	10,282	20,680
Accumulated undistributed (overdistributed) net realized gain (loss)	45	(173,366)	(94,512)
Net unrealized appreciation (depreciation) of investments	453	70,795	133,731
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	(15)	–
Total Net Assets	$54,787	$466,394	$600,943
Capital Stock (par value: $.01 a share):
Shares authorized	5,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	$464,751	$578,099
Shares issued and outstanding		36,061	33,953
Net Asset Value per share		$12.89	$17.03
Class 2: Net Assets	$54,787	$1,643	$22,844
Shares issued and outstanding	5,198	127	1,350
Net Asset Value per share	$10.54	$12.96	$16.92

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	Government &		International
	High Quality		Emerging
Amounts in thousands, except per share amounts	Bond Account	Income Account	Markets Account
Investment in securities--at cost	$413,152	$263,790	$130,722
Foreign currency--at cost	$–	$–	$757
Assets
Investment in securities--at value	$430,578	$289,884	$151,764
Foreign currency--at value	–	–	757
Cash	1,583	3,988	167
Receivables:
Dividends and interest	1,739	3,063	126
Foreign tax refund	–	–	37
Fund shares sold	281	168	40
Prepaid expenses	–	–	2
Total Assets	434,181	297,103	152,893
Liabilities
Accrued management and investment advisory fees	184	126	157
Accrued distribution fees	–	1	–
Accrued custodian fees	–	–	52
Accrued directors' expenses	2	1	1
Accrued other expenses	5	3	–
Payables:
Fund shares redeemed	675	341	138
Total Liabilities	866	472	348
Net Assets Applicable to Outstanding Shares	$433,315	$296,631	$152,545

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$426,574	$263,139	$149,764
Accumulated undistributed (overdistributed) net investment income (loss)	15,541	12,786	1,898
Accumulated undistributed (overdistributed) net realized gain (loss)	(26,226)	(5,388)	(20,158)
Net unrealized appreciation (depreciation) of investments	17,426	26,094	21,042
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	(1)
Total Net Assets	$433,315	$296,631	$152,545
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$432,172	$292,756	$152,545
Shares issued and outstanding	39,750	26,087	8,899
Net Asset Value per share	$10.87	$11.22	$17.14
Class 2: Net Assets	$1,143	$3,875	N/A
Shares issued and outstanding	105	347
Net Asset Value per share	$10.88	$11.17

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

			LargeCap
	LargeCap	LargeCap	Growth
Amounts in thousands, except per share amounts	Blend Account II	Growth Account	Account I
Investment in securities--at cost	$130,193	$164,739	$188,438
Assets
Investment in securities--at value	$153,543	$209,272	$238,524
Cash	1,403	3,688	1,631
Deposits with counterparty	400	–	330
Receivables:
Dividends and interest	173	124	88
Expense reimbursement from Manager	2	–	3
Fund shares sold	1,276	138	238
Investment securities sold	138	–	–
Variation margin on futures contracts	113	–	133
Total Assets	157,048	213,222	240,947
Liabilities
Accrued management and investment advisory fees	98	121	155
Accrued directors' expenses	1	1	1
Accrued other expenses	10	4	8
Payables:
Fund shares redeemed	21	78	128
Investment securities purchased	1,850	2,063	69
Variation margin on futures contracts	10	–	1
Total Liabilities	1,990	2,267	362
Net Assets Applicable to Outstanding Shares	$155,058	$210,955	$240,585

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$165,704	$208,385	$183,192
Accumulated undistributed (overdistributed) net investment income (loss)	2,278	1,470	1,031
Accumulated undistributed (overdistributed) net realized gain (loss)	(36,286)	(43,433)	6,248
Net unrealized appreciation (depreciation) of investments	23,362	44,533	50,114
Total Net Assets	$155,058	$210,955	$240,585
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$154,221	$210,351	$240,585
Shares issued and outstanding	19,802	12,466	9,713
Net Asset Value per share	$7.79	$16.87	$24.77
Class 2: Net Assets	$837	$604	N/A
Shares issued and outstanding	107	36
Net Asset Value per share	$7.82	$16.83

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	LargeCap
	S&P 500 Index	LargeCap	MidCap
Amounts in thousands, except per share amounts	Account	Value Account	Blend Account
Investment in securities--at cost	$796,312	$191,699	$434,153
Assets
Investment in securities--at value	$906,245	$221,938	$574,550
Cash	8,698	345	53
Receivables:
Dividends and interest	966	252	131
Fund shares sold	629	76	136
Investment securities sold	–	–	631
Variation margin on futures contracts	602	14	–
Total Assets	917,140	222,625	575,501
Liabilities
Accrued management and investment advisory fees	190	113	261
Accrued distribution fees	–	–	3
Accrued directors' expenses	3	1	2
Accrued other expenses	13	4	6
Payables:
Fund shares redeemed	341	150	2,197
Investment securities purchased	–	–	11
Total Liabilities	547	268	2,480
Net Assets Applicable to Outstanding Shares	$916,593	$222,357	$573,021

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$788,253	$224,727	$399,364
Accumulated undistributed (overdistributed) net investment income (loss)	15,330	4,484	5,526
Accumulated undistributed (overdistributed) net realized gain (loss)	2,876	(37,096)	27,734
Net unrealized appreciation (depreciation) of investments	110,134	30,242	140,397
Total Net Assets	$916,593	$222,357	$573,021
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$916,593	$222,357	$560,842
Shares issued and outstanding	88,608	7,849	11,881
Net Asset Value per share	$10.34	$28.33	$47.20
Class 2: Net Assets	N/A	N/A	$12,179
Shares issued and outstanding			259
Net Asset Value per share			$47.06

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

		Principal Capital	Principal
	Money	Appreciation	LifeTime 2010
Amounts in thousands, except per share amounts	Market Account	Account	Account
Investment in securities--at cost	$305,284	$99,112	$–
Investment in affiliated Accounts--at cost	$–	$–	$44,964
Assets
Investment in securities--at value	$305,284	$149,458	$–
Investment in affiliated Accounts--at value	–	–	47,374
Cash	11	1,195	–
Receivables:
Dividends and interest	13	130	–
Expense reimbursement from Manager	57	–	–
Fund shares sold	856	30	71
Investment securities sold	–	155	–
Total Assets	306,221	150,968	47,445
Liabilities
Accrued management and investment advisory fees	114	80	1
Accrued distribution fees	–	1	–
Accrued directors' expenses	2	1	–
Accrued other expenses	5	6	2
Payables:
Fund shares redeemed	944	236	81
Investment securities purchased	–	13	–
Total Liabilities	1,065	337	84
Net Assets Applicable to Outstanding Shares	$305,156	$150,631	$47,361

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$305,166	$92,771	$49,499
Accumulated undistributed (overdistributed) net investment income (loss)	–	2,348	1,123
Accumulated undistributed (overdistributed) net realized gain (loss)	(10)	5,166	(5,671)
Net unrealized appreciation (depreciation) of investments	–	50,346	2,410
Total Net Assets	$305,156	$150,631	$47,361
Capital Stock (par value: $.01 a share):
Shares authorized	1,500,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$303,903	$145,393	$47,361
Shares issued and outstanding	303,913	6,121	4,168
Net Asset Value per share	$1.00	$23.75	$11.36
Class 2: Net Assets	$1,253	$5,238	N/A
Shares issued and outstanding	1,253	222
Net Asset Value per share	$1.00	$23.62

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	Principal	Principal	Principal
	LifeTime 2020	LifeTime 2030	LifeTime 2040
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated Accounts--at cost	$198,115	$81,690	$23,867
Assets
Investment in affiliated Accounts--at value	$208,889	$92,982	$25,538
Receivables:
Fund shares sold	235	164	115
Total Assets	209,124	93,146	25,653
Liabilities
Accrued management and investment advisory fees	5	3	1
Accrued directors' expenses	1	1	–
Accrued other expenses	3	2	2
Payables:
Fund shares redeemed	760	468	3
Total Liabilities	769	474	6
Net Assets Applicable to Outstanding Shares	$208,355	$92,672	$25,647

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$213,090	$79,120	$25,498
Accumulated undistributed (overdistributed) net investment income (loss)	4,632	1,925	488
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,141)	335	(2,010)
Net unrealized appreciation (depreciation) of investments	10,774	11,292	1,671
Total Net Assets	$208,355	$92,672	$25,647
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$208,355	$92,672	$25,647
Shares issued and outstanding	17,366	7,660	2,070
Net Asset Value per share	$12.00	$12.10	$12.39

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

		Principal
	Principal	LifeTime	Real Estate
	LifeTime 2050	Strategic Income	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$–	$ –	$105,224
Investment in affiliated Accounts--at cost	$15,259	$30,877	$–
Assets
Investment in securities--at value	$–	$ –	$133,484
Investment in affiliated Accounts--at value	16,323	32,818	–
Cash	–	–	161
Receivables:
Dividends and interest	–	–	462
Fund shares sold	32	29	240
Investment securities sold	–	–	2,286
Total Assets	16,355	32,847	136,633
Liabilities
Accrued management and investment advisory fees	1	1	98
Accrued directors' expenses	–	–	1
Accrued other expenses	2	2	4
Payables:
Fund shares redeemed	–	88	175
Investment securities purchased	–	–	3,029
Total Liabilities	3	91	3,307
Net Assets Applicable to Outstanding Shares	$16,352	$32,756	$133,326

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$16,163	$32,474	$114,061
Accumulated undistributed (overdistributed) net investment income (loss)	294	881	1,766
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,169)	(2,540)	(10,761)
Net unrealized appreciation (depreciation) of investments	1,064	1,941	28,260
Total Net Assets	$16,352	$32,756	$133,326
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$16,352	$32,756	$133,069
Shares issued and outstanding	1,332	2,968	8,001
Net Asset Value per share	$12.28	$11.04	$16.63
Class 2: Net Assets	N/A	N/A	$257
Shares issued and outstanding			15
Net Asset Value per share			$16.72

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

		SAM
	SAM	Conservative	SAM
	Balanced	Balanced	Conservative
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Growth Portfolio
Investment in affiliated Accounts--at cost	$742,007	$176,401	$186,411
Assets
Investment in affiliated Accounts--at value	$909,007	$207,065	$227,921
Receivables:
Dividends and interest	146	41	13
Fund shares sold	53	19	27
Total Assets	909,206	207,125	227,961
Liabilities
Accrued management and investment advisory fees	174	40	44
Accrued distribution fees	20	3	18
Accrued directors' expenses	4	1	1
Accrued other expenses	3	2	2
Payables:
Fund shares redeemed	1,417	858	43
Total Liabilities	1,618	904	108
Net Assets Applicable to Outstanding Shares	$907,588	$206,221	$227,853

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$722,298	$172,091	$194,670
Accumulated undistributed (overdistributed) net investment income (loss)	23,326	6,191	4,288
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,036)	(2,725)	(12,615)
Net unrealized appreciation (depreciation) of investments	167,000	30,664	41,510
Total Net Assets	$907,588	$206,221	$227,853
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$812,380	$190,310	$143,547
Shares issued and outstanding	49,747	15,234	8,425
Net Asset Value per share	$16.33	$12.49	$17.04
Class 2: Net Assets	$95,208	$15,911	$84,306
Shares issued and outstanding	5,871	1,284	4,990
Net Asset Value per share	$16.22	$12.39	$16.89

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Income Account
Investment in securities--at cost	$–	$–	$253,703
Investment in affiliated Accounts--at cost	$204,770	$133,011	$–
Assets
Investment in securities--at value	$–	$–	$259,362
Investment in affiliated Accounts--at value	234,814	162,415	–
Cash	–	–	3,460
Receivables:
Dividends and interest	62	–	1,399
Expense reimbursement from Manager	–	–	2
Fund shares sold	481	69	38
Investment securities sold	–	–	1
Total Assets	235,357	162,484	264,262
Liabilities
Accrued management and investment advisory fees	45	31	108
Accrued distribution fees	4	15	–
Accrued directors' expenses	1	1	1
Accrued other expenses	2	3	5
Payables:
Fund shares redeemed	10	89	450
Variation margin on futures contracts	–	–	2
Total Liabilities	62	139	566
Net Assets Applicable to Outstanding Shares	$235,295	$162,345	$263,696

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$199,760	$137,224	$273,271
Accumulated undistributed (overdistributed) net investment income (loss)	8,081	2,357	4,926
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,590)	(6,640)	(20,184)
Net unrealized appreciation (depreciation) of investments	30,044	29,404	5,683
Total Net Assets	$235,295	$162,345	$263,696
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$215,628	$90,348	$262,427
Shares issued and outstanding	16,120	4,820	100,508
Net Asset Value per share	$13.38	$18.74	$2.61
Class 2: Net Assets	$19,667	$71,997	$1,269
Shares issued and outstanding	1,480	3,869	488
Net Asset Value per share	$13.29	$18.61	$2.60

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

		SmallCap
	SmallCap	Growth	SmallCap
Amounts in thousands, except per share amounts	Blend Account	Account II	Value Account I
Investment in securities--at cost	$41,669	$43,890	$86,177
Assets
Investment in securities--at value	$46,961	$51,446	$101,629
Cash	423	692	1,860
Deposits with counterparty	60	200	350
Receivables:
Dividends and interest	34	9	162
Expense reimbursement from Manager	–	1	13
Fund shares sold	14	10	9
Investment securities sold	–	17	25
Variation margin on futures contracts	33	55	83
Total Assets	47,525	52,430	104,131
Liabilities
Accrued management and investment advisory fees	35	43	94
Accrued distribution fees	–	1	–
Accrued other expenses	5	11	16
Payables:
Fund shares redeemed	16	92	770
Investment securities purchased	–	195	1,907
Total Liabilities	56	342	2,787
Net Assets Applicable to Outstanding Shares	$47,469	$52,088	$101,344

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$48,274	$69,877	$97,134
Accumulated undistributed (overdistributed) net investment income (loss)	369	–	1,186
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,473)	(25,401)	(12,548)
Net unrealized appreciation (depreciation) of investments	5,299	7,612	15,572
Total Net Assets	$47,469	$52,088	$101,344
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$47,469	$49,224	$101,259
Shares issued and outstanding	5,073	3,962	6,441
Net Asset Value per share	$9.36	$12.42	$15.72
Class 2: Net Assets	N/A	$2,864	$85
Shares issued and outstanding		234	5
Net Asset Value per share		$12.24	$15.67

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Asset Allocation Account	Balanced Account	Bond & Mortgage Securities Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$700	$707	$–
Withholding tax	(24)	(8)	–
Interest	665	646	11,936
Total Income	1,341	1,345	11,936
Expenses:
Management and investment advisory fees	456	306	1,468
Custodian fees	26	16	17
Directors' expenses	4	3	10
Professional fees	6	4	3
Shareholder meeting expense	4	4	11
Other expenses	–	–	2
Total Expenses	496	333	1,511
Net Investment Income (Loss)	845	1,012	10,425

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,258	3,017	7,724
Foreign currency transactions	(106)	–	–
Futures contracts	1,287	15	–
Swap agreements	–	–	(1,544)
Change in unrealized appreciation/depreciation of:
Investments	2,852	2,234	7,611
Futures contracts	206	2	–
Swap agreements	–	–	99
Translation of assets and liabilities in foreign currencies	(81)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	6,416	5,268	13,890
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,261	$6,280	$24,315

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Bond Market Index Account(a)	Diversified Balanced Account	Diversified Growth Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$3,743	$10,412
Interest	6,020	–	–
Total Income	6,020	3,743	10,412
Expenses:
Management and investment advisory fees	983	227	490
Distribution Fees - Class 2	N/A	1,135	2,457
Custodian fees	23	–	–
Directors' expenses	11	13	27
Professional fees	–	3	3
Shareholder meeting expense	–	1	2
Other expenses	1	2	4
Total Expenses	1,018	1,381	2,983
Net Investment Income (Loss)	5,002	2,362	7,429

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	867	–	–
Investment transactions in affiliated Accounts	–	8,110	12,982
Capital gain distribution received from affiliated Accounts	–	883	2,326
Short sales	(4)	–	–
Change in unrealized appreciation/depreciation of:
Investments	5,881	–	–
Investments in affiliated Accounts	–	27,894	77,902
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	6,744	36,887	93,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,746	$39,249	$100,639

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Diversified Income Account(a)	Diversified International Account	Equity Income Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$125	$ –	$–
Dividends	–	15,378	24,026
Withholding tax	–	(1,570)	(536)
Interest	–	3	16
Total Income	125	13,811	23,506
Expenses:
Management and investment advisory fees	5	3,692	3,010
Distribution Fees - Class 2	27	4	61
Custodian fees	–	115	12
Directors' expenses	2	11	15
Professional fees	–	45	6
Shareholder meeting expense	–	13	15
Other expenses	–	3	2
Total Gross Expenses	34	3,883	3,121
Less: Reimbursement from Manager - Class 2	1	–	–
Total Net Expenses	33	3,883	3,121
Net Investment Income (Loss)	92	9,928	20,385

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	(1,789)	21,892
Investment transactions in affiliated Accounts	1	–	–
Foreign currency transactions	–	(165)	–
Capital gain distribution received from affiliated Accounts	44	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	67,831	35,465
Investments in affiliated Accounts	453	–	–
Translation of assets and liabilities in foreign currencies	–	24	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	498	65,901	57,357
Net Increase (Decrease) in Net Assets Resulting from Operations	$590	$75,829	$77,742

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Government & High Quality Bond Account	Income Account	International Emerging Markets Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$–	$4,550
Withholding tax	–	–	(460)
Interest	15,611	14,829	1
Total Income	15,611	14,829	4,091
Expenses:
Management and investment advisory fees	2,237	1,403	1,866
Distribution Fees - Class 2	3	10	N/A
Custodian fees	6	4	105
Directors' expenses	12	7	5
Professional fees	3	3	18
Shareholder meeting expense	14	4	9
Other expenses	2	1	3
Total Expenses	2,277	1,432	2,006
Net Investment Income (Loss)	13,334	13,397	2,085

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,961	885	590
Foreign currency transactions	–	8	(187)
Change in unrealized appreciation/depreciation of:
Investments	1,044	11,184	25,180
Translation of assets and liabilities in foreign currencies	–	–	8
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	4,005	12,077	25,591
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,339	$25,474	$27,676

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	LargeCap Blend Account II	LargeCap Growth Account	LargeCap Growth Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$3,521	$2,900	$2,892
Withholding tax	(17)	(32)	(8)
Interest	9	14	9
Total Income	3,513	2,882	2,893
Expenses:
Management and investment advisory fees	1,217	1,380	1,862
Distribution Fees - Class 2	2	2	N/A
Custodian fees	20	4	15
Directors' expenses	6	6	8
Professional fees	3	3	3
Shareholder meeting expense	11	14	10
Other expenses	1	1	1
Total Gross Expenses	1,260	1,410	1,899
Less: Reimbursement from Manager	29	–	39
Total Net Expenses	1,231	1,410	1,860
Net Investment Income (Loss)	2,282	1,472	1,033

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	12,135	17,950	21,096
Futures contracts	1,018	–	645
Change in unrealized appreciation/depreciation of:
Investments	7,849	11,349	14,159
Futures contracts	(73)	–	(77)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	20,929	29,299	35,823
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,211	$30,771	$36,856

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	LargeCap S&P 500 Index Account	LargeCap Value Account	MidCap Blend Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$17,197	$5,833	$9,053
Withholding tax	(12)	(29)	(71)
Interest	38	4	4
Total Income	17,223	5,808	8,986
Expenses:
Management and investment advisory fees	1,890	1,288	3,058
Distribution Fees - Class 2	N/A	N/A	30
Custodian fees	14	6	12
Directors' expenses	15	7	15
Professional fees	3	3	3
Shareholder meeting expense	11	15	14
Other expenses	10	1	3
Total Expenses	1,943	1,320	3,135
Net Investment Income (Loss)	15,280	4,488	5,851

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,426	12,636	32,101
Foreign currency transactions	–	–	1
Futures contracts	4,001	286	–
Change in unrealized appreciation/depreciation of:
Investments	78,252	18,760	62,499
Futures contracts	226	10	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	86,905	31,692	94,601
Net Increase (Decrease) in Net Assets Resulting from Operations	$102,185	$36,180	$100,452

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Money Market Account	Principal Capital Appreciation Account	Principal LifeTime 2010 Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$–	$1,150
Dividends	–	3,341	–
Withholding tax	–	(21)	–
Interest	832	6	–
Total Income	832	3,326	1,150
Expenses:
Management and investment advisory fees	1,370	967	14
Distribution Fees - Class 2	4	13	N/A
Custodian fees	8	8	–
Directors' expenses	10	5	3
Professional fees	2	3	3
Shareholder meeting expense	12	6	6
Other expenses	2	1	–
Total Gross Expenses	1,408	1,003	26
Less: Reimbursement from Manager - Class 1	570	–	–
Less: Reimbursement from Manager - Class 2	3	–	–
Less: Reimbursement from Distributor - Class 2	3	–	–
Total Net Expenses	832	1,003	26
Net Investment Income (Loss)	–	2,323	1,124

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	5,554	–
Investment transactions in affiliated Accounts	–	–	907
Capital gain distribution received from affiliated Accounts	–	–	213
Change in unrealized appreciation/depreciation of:
Investments	–	11,951	–
Investments in affiliated Accounts	–	–	3,063
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements	–	17,505	4,183
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$19,828	$5,307

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Principal LifeTime 2020 Account	Principal LifeTime 2030 Account	Principal LifeTime 2040 Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$4,711	$1,964	$507
Total Income	4,711	1,964	507
Expenses:
Management and investment advisory fees	61	26	7
Directors' expenses	7	4	3
Professional fees	3	3	3
Shareholder meeting expense	7	6	6
Other expenses	1	–	–
Total Expenses	79	39	19
Net Investment Income (Loss)	4,632	1,925	488

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	(323)	1,026	(114)
Capital gain distribution received from affiliated Accounts	827	345	87
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	22,493	9,135	3,138
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements	22,997	10,506	3,111
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,629	$12,431	$3,599

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Principal LifeTime 2050 Account	Principal LifeTime Strategic Income Account	Real Estate Securities Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$310	$903	$–
Dividends	–	–	3,119
Interest	–	–	1
Total Income	310	903	3,120
Expenses:
Management and investment advisory fees	4	10	1,236
Distribution Fees - Class 2	N/A	N/A	1
Custodian fees	–	–	3
Directors' expenses	3	3	5
Professional fees	3	3	3
Shareholder meeting expense	6	6	12
Other expenses	–	–	1
Total Expenses	16	22	1,261
Net Investment Income (Loss)	294	881	1,859

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	23,230
Investment transactions in affiliated Accounts	(105)	211	–
Capital gain distribution received from affiliated Accounts	56	147	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(2,802)
Investments in affiliated Accounts	1,995	1,647	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	1,946	2,005	20,428
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,240	$2,886	$22,287

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$25,698	$6,718	$5,031
Total Income	25,698	6,718	5,031
Expenses:
Management and investment advisory fees	2,083	466	513
Distribution Fees - Class 2	240	40	207
Directors' expenses	24	7	8
Professional fees	3	3	3
Shareholder meeting expense	12	10	10
Other expenses	4	1	1
Total Expenses	2,366	527	742
Net Investment Income (Loss)	23,332	6,191	4,289

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	9,691	2,089	2,296
Capital gain distribution received from affiliated Accounts	3,271	523	1,126
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	71,687	12,551	21,393
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	84,649	15,163	24,815
Net Increase (Decrease) in Net Assets Resulting from Operations	$107,981	$21,354	$29,104

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio	Short-Term Income Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$8,656	$2,911	$–
Interest	–	–	6,172
Total Income	8,656	2,911	6,172
Expenses:
Management and investment advisory fees	505	360	1,237
Distribution Fees - Class 2	48	174	4
Custodian fees	–	–	6
Directors' expenses	7	6	8
Professional fees	3	3	3
Shareholder meeting expense	10	10	11
Other expenses	1	1	1
Total Gross Expenses	574	554	1,270
Less: Reimbursement from Manager - Class 1	–	–	25
Total Net Expenses	574	554	1,245
Net Investment Income (Loss)	8,082	2,357	4,927

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	2,112
Investment transactions in affiliated Accounts	3,246	1,825	–
Futures contracts	–	–	(518)
Capital gain distribution received from affiliated Accounts	355	974	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	5,628
Investments in affiliated Accounts	10,209	17,348	–
Futures contracts	–	–	127
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	13,810	20,147	7,349
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,892	$22,504	$12,276

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	SmallCap Blend Account	SmallCap Growth Account II	SmallCap Value Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$795	$278	$2,194
Withholding tax	–	–	(2)
Interest	2	4	8
Total Income	797	282	2,200
Expenses:
Management and investment advisory fees	411	535	1,110
Distribution Fees - Class 2	N/A	7	–
Custodian fees	4	24	35
Directors' expenses	4	4	5
Professional fees	3	3	4
Shareholder meeting expense	7	10	8
Total Gross Expenses	429	583	1,162
Less: Reimbursement from Manager	–	11	20
Less: Reimbursement from Manager - Class 1	–	–	141
Total Net Expenses	429	572	1,001
Net Investment Income (Loss)	368	(290)	1,199

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,517	5,148	8,178
Futures contracts	151	498	594
Change in unrealized appreciation/depreciation of:
Investments	(393)	2,686	10,012
Futures contracts	(10)	(49)	27
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	6,265	8,283	18,811
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,633	$7,993	$20,010

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	Asset Allocation Account		Balanced Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Operations
Net investment income (loss)	$845	$1,013	$1,012	$1,067
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	3,439	3,094	3,032	3,673
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	2,977	(2,821)	2,236	(2,499)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,261	1,286	6,280	2,241

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,442)	(1,212)	(1,032)	(1,236)
From net realized gain on investments:
Class 1	(2,893)	(3,241)	–	–
Total Dividends and Distributions	(4,335)	(4,453)	(1,032)	(1,236)

Capital Share Transactions
Shares sold:
Class 1	2,031	1,758	1,574	1,700
Shares issued in reinvestment of dividends and distributions:
Class 1	4,335	4,453	1,032	1,236
Shares redeemed:
Class 1	(8,764)	(10,332)	(8,883)	(10,335)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,398)	(4,121)	(6,277)	(7,399)
Total Increase (Decrease)	528	(7,288)	(1,029)	(6,394)

Net Assets
Beginning of period	55,968	63,256	50,180	56,574
End of period (including undistributed net investment income as set forth below)	$56,496	$55,968	$49,151	$50,180
Undistributed (Overdistributed) Net Investment Income (Loss)	$766	$1,392	$905	$982

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	165	147	107	123
Shares issued in reinvestment of dividends and distributions:
Class 1	366	376	69	88
Shares redeemed:
Class 1	(717)	(859)	(595)	(745)
Net Increase (Decrease)	(186)	(336)	(419)	(534)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Bond & Mortgage Securities Account		Bond Market Index Account

Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period Ended December 31, 2012 (a)

Operations
Net investment income (loss)	$10,425	$13,208	$5,002
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	6,180	(5,602)	863
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	7,710	15,422	5,881
Net Increase (Decrease) in Net Assets Resulting from Operations	24,315	23,028	11,746

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(12,569)	(320)	–
Total Dividends and Distributions	(12,569)	(320)	–

Capital Share Transactions
Shares sold:
Class 1	46,088	23,137	779,223
Shares issued in reinvestment of dividends and distributions:
Class 1	12,569	320	–
Shares redeemed:
Class 1	(52,218)	(63,034)	(37,839)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,439	(39,577)	741,384
Total Increase (Decrease)	18,185	(16,869)	753,130

Net Assets
Beginning of period	323,866	340,735	–
End of period (including undistributed net investment income as set forth below)	$342,051	$323,866	$753,130
Undistributed (Overdistributed) Net Investment Income (Loss)	$10,366	$11,809	$7,225

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,964	2,097	77,546
Shares issued in reinvestment of dividends and distributions:
Class 1	1,098	29	–
Shares redeemed:
Class 1	(4,469)	(5,715)	(3,747)
Net Increase (Decrease)	593	(3,589)	73,799

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	Diversified Balanced Account		Diversified Growth Account
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$2,362	$4,497	$7,429	$8,586
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	8,993	30	15,308	98
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	27,894	4,090	77,902	223
Net Increase (Decrease) in Net Assets Resulting from Operations	39,249	8,617	100,639	8,907

Dividends and Distributions to Shareholders
From net investment income:
Class 2	(4,497)	(2,407)	(8,590)	(4,276)
From net realized gain on investments:
Class 2	(92)	(2)	(185)	(9)
Total Dividends and Distributions	(4,589)	(2,409)	(8,775)	(4,285)

Capital Share Transactions
Shares sold:
Class 2	215,796	158,969	377,149	419,534
Shares issued in reinvestment of dividends and distributions:
Class 2	4,589	2,409	8,775	4,285
Shares redeemed:
Class 2	(5,134)	(5,419)	(7,219)	(4,764)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	215,251	155,959	378,705	419,055
Total Increase (Decrease)	249,911	162,167	470,569	423,677

Net Assets
Beginning of period	331,823	169,656	747,602	323,925
End of period (including undistributed net investment income as set forth below)	$581,734	$331,823	$1,218,171	$747,602
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,361	$4,496	$7,424	$8,585

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	18,049	14,235	31,078	37,016
Shares issued in reinvestment of dividends and distributions:
Class 2	383	213	721	373
Shares redeemed:
Class 2	(426)	(484)	(591)	(414)
Net Increase (Decrease)	18,006	13,964	31,208	36,975

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified Income Account	Diversified International Account

Amounts in thousands
	Period Ended December 31, 2012 (a)	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$92	$9,928	$10,811
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	45	(1,954)	24,611
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	453	67,855	(90,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	590	75,829	(54,628)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	N/A	(9,416)	(914)
Class 2	–	(28)	(3)
Total Dividends and Distributions	–	(9,444)	(917)

Capital Share Transactions
Shares sold:
Class 1	N/A	17,790	18,121
Class 2	54,932	109	140
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	9,416	914
Class 2	–	28	3
Shares redeemed:
Class 1	N/A	(57,097)	(67,753)
Class 2	(735)	(721)	(407)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	54,197	(30,475)	(48,982)
Total Increase (Decrease)	54,787	35,910	(104,527)

Net Assets
Beginning of period	–	430,484	535,011
End of period (including undistributed net investment income as set forth below)	$54,787	$466,394	$430,484
Undistributed (Overdistributed) Net Investment Income (Loss)	$92	$10,282	$9,162

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	1,493	1,492
Class 2	5,270	9	12
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	797	71
Class 2	–	2	–
Shares redeemed:
Class 1	N/A	(4,749)	(5,516)
Class 2	(72)	(59)	(32)
Net Increase (Decrease)	5,198	(2,507)	(3,973)

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Equity Income Account		Government & High Quality Bond Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$20,385	$20,473	$13,334	$16,281
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	21,892	(7,276)	2,961	5,787
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	35,465	10,685	1,044	6,465
Net Increase (Decrease) in Net Assets Resulting from Operations	77,742	23,882	17,339	28,533

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(17,730)	(3,229)	(17,788)	(858)
Class 2	(665)	(134)	(43)	(2)
From net realized gain on investments:
Class 1	–	–	–	(500)
Class 2	–	–	–	(1)
Total Dividends and Distributions	(18,395)	(3,363)	(17,831)	(1,361)

Capital Share Transactions
Shares sold:
Class 1	14,649	19,503	31,689	34,145
Class 2	760	577	80	71
Shares issued in acquisition:
Class 1	N/A	146,104	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	17,730	3,229	17,788	1,358
Class 2	665	134	43	3
Shares redeemed:
Class 1	(135,657)	(102,470)	(70,679)	(97,789)
Class 2	(6,415)	(5,782)	(193)	(386)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(108,268)	61,295	(21,272)	(62,598)
Total Increase (Decrease)	(48,921)	81,814	(21,764)	(35,426)

Net Assets
Beginning of period	649,864	568,050	455,079	490,505
End of period (including undistributed net investment income as set forth below)	$600,943	$649,864	$433,315	$455,079
Undistributed (Overdistributed) Net Investment Income (Loss)	$20,680	$19,947	$15,541	$17,777

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	883	1,319	2,889	3,233
Class 2	46	38	7	7
Shares issued in acquisition:
Class 1	N/A	9,044	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,064	208	1,655	129
Class 2	40	9	4	–
Shares redeemed:
Class 1	(8,202)	(6,765)	(6,430)	(9,232)
Class 2	(389)	(384)	(17)	(37)
Net Increase (Decrease)	(6,558)	3,469	(1,892)	(5,900)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Income Account		International Emerging Markets Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$13,397	$12,680	$2,085	$2,355
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	893	(838)	403	7,689
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	11,184	2,520	25,188	(41,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,474	14,362	27,676	(31,476)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(12,781)	(925)	(1,911)	(89)
Class 2	(160)	(18)	N/A	N/A
Total Dividends and Distributions	(12,941)	(943)	(1,911)	(89)

Capital Share Transactions
Shares sold:
Class 1	44,455	17,766	11,647	16,246
Class 2	102	442	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	12,781	925	1,911	89
Class 2	160	18	N/A	N/A
Shares redeemed:
Class 1	(16,746)	(17,027)	(30,589)	(34,007)
Class 2	(953)	(1,493)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	39,799	631	(17,031)	(17,672)
Total Increase (Decrease)	52,332	14,050	8,734	(49,237)

Net Assets
Beginning of period	244,299	230,249	143,811	193,048
End of period (including undistributed net investment income as set forth below)	$296,631	$244,299	$152,545	$143,811
Undistributed (Overdistributed) Net Investment Income (Loss)	$12,786	$11,693	$1,898	$1,911

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4,006	1,698	732	988
Class 2	9	43	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,178	88	123	5
Class 2	15	2	N/A	N/A
Shares redeemed:
Class 1	(1,501)	(1,628)	(1,956)	(2,021)
Class 2	(86)	(145)	N/A	N/A
Net Increase (Decrease)	3,621	58	(1,101)	(1,028)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$2,282	$2,076	$1,472	$604
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	13,153	10,005	17,950	11,065
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	7,776	(11,679)	11,349	(19,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,211	402	30,771	(8,289)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,084)	(52)	(594)	–
Class 2	(8)	–	–	–
Total Dividends and Distributions	(2,092)	(52)	(594)	–

Capital Share Transactions
Shares sold:
Class 1	4,251	7,029	28,264	13,352
Class 2	49	46	79	51
Shares issued in reinvestment of dividends and distributions:
Class 1	2,084	52	594	–
Class 2	8	–	–	–
Shares redeemed:
Class 1	(34,332)	(28,282)	(30,153)	(30,646)
Class 2	(60)	(153)	(126)	(153)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,000)	(21,308)	(1,342)	(17,396)
Total Increase (Decrease)	(6,881)	(20,958)	28,835	(25,685)

Net Assets
Beginning of period	161,939	182,897	182,120	207,805
End of period (including undistributed net investment income as set forth below)	$155,058	$161,939	$210,955	$182,120
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,278	$2,088	$1,470	$604

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	561	1,071	1,738	884
Class 2	6	7	5	3
Shares issued in reinvestment of dividends and distributions:
Class 1	273	7	36	–
Class 2	1	–	–	–
Shares redeemed:
Class 1	(4,551)	(4,078)	(1,847)	(2,041)
Class 2	(8)	(22)	(8)	(10)
Net Increase (Decrease)	(3,718)	(3,015)	(76)	(1,164)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	LargeCap Growth Account I		LargeCap S&P 500 Index Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$1,033	$180	$15,280	$8,575
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	21,741	23,885	8,427	1,136
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	14,082	(24,368)	78,478	(1,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,856	(303)	102,185	8,342

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(181)	–	(8,536)	(224)
From net realized gain on investments:
Class 1	–	–	(1,029)	–
Total Dividends and Distributions	(181)	–	(9,565)	(224)

Capital Share Transactions
Shares sold:
Class 1	14,082	18,046	296,655	293,485
Shares issued in reinvestment of dividends and distributions:
Class 1	181	–	9,565	224
Shares redeemed:
Class 1	(39,102)	(40,937)	(75,584)	(61,070)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,839)	(22,891)	230,636	232,639
Total Increase (Decrease)	11,836	(23,194)	323,256	240,757

Net Assets
Beginning of period	228,749	251,943	593,337	352,580
End of period (including undistributed net investment income as set forth below)	$240,585	$228,749	$916,593	$593,337
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,031	$182	$15,330	$8,590

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	587	827	29,668	32,597
Shares issued in reinvestment of dividends and distributions:
Class 1	8	–	945	24
Shares redeemed:
Class 1	(1,623)	(1,874)	(7,527)	(6,688)
Net Increase (Decrease)	(1,028)	(1,047)	23,086	25,933

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Value Account		MidCap Blend Account
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$4,488	$2,677	$5,851	$3,154
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	12,922	5,515	32,102	51,104
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	18,770	(9,268)	62,499	(8,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,180	(1,076)	100,452	45,764

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,782)	–	(4,842)	–
Class 2	N/A	N/A	(75)	–
From net realized gain on investments:
Class 1	–	–	(8,761)	(6,507)
Class 2	N/A	N/A	(189)	(135)
Total Dividends and Distributions	(2,782)	–	(13,867)	(6,642)

Capital Share Transactions
Shares sold:
Class 1	12,459	62,241	21,511	25,578
Class 2	N/A	N/A	442	507
Shares issued in reinvestment of dividends and distributions:
Class 1	2,782	–	13,603	6,507
Class 2	N/A	N/A	264	135
Shares redeemed:
Class 1	(25,942)	(26,454)	(90,307)	(90,792)
Class 2	N/A	N/A	(1,558)	(1,492)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,701)	35,787	(56,045)	(59,557)
Total Increase (Decrease)	22,697	34,711	30,540	(20,435)

Net Assets
Beginning of period	199,660	164,949	542,481	562,916
End of period (including undistributed net investment income as set forth below)	$222,357	$199,660	$573,021	$542,481
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,484	$2,778	$5,526	$665

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	468	2,440	486	651
Class 2	N/A	N/A	10	13
Shares issued in reinvestment of dividends and distributions:
Class 1	103	–	308	157
Class 2	N/A	N/A	6	3
Shares redeemed:
Class 1	(973)	(1,084)	(2,026)	(2,274)
Class 2	N/A	N/A	(35)	(38)
Net Increase (Decrease)	(402)	1,356	(1,251)	(1,488)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Money Market Account		Principal Capital Appreciation Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$–	$–	$2,323	$1,686
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	–	1	5,554	1,909
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	–	–	11,951	(3,473)
Net Increase (Decrease) in Net Assets Resulting from Operations	–	1	19,828	122

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(1,699)	–
Class 2	–	–	(43)	–
From net realized gain on investments:
Class 1	–	–	(1,796)	(999)
Class 2	–	–	(62)	(42)
Total Dividends and Distributions	–	–	(3,600)	(1,041)

Capital Share Transactions
Shares sold:
Class 1	152,027	202,719	3,016	7,524
Class 2	1,016	866	310	303
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	3,495	999
Class 2	–	–	105	42
Shares redeemed:
Class 1	(170,968)	(194,852)	(19,584)	(16,437)
Class 2	(1,540)	(1,567)	(1,239)	(1,626)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,465)	7,166	(13,897)	(9,195)
Total Increase (Decrease)	(19,465)	7,167	2,331	(10,114)

Net Assets
Beginning of period	324,621	317,454	148,300	158,414
End of period (including undistributed net investment income as set forth below)	$305,156	$324,621	$150,631	$148,300
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$2,348	$1,768

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	152,027	202,719	131	344
Class 2	1,016	866	13	14
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	153	46
Class 2	–	–	5	2
Shares redeemed:
Class 1	(170,968)	(194,852)	(849)	(764)
Class 2	(1,540)	(1,567)	(54)	(77)
Net Increase (Decrease)	(19,465)	7,166	(601)	(435)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal LifeTime 2010 Account		Principal LifeTime 2020 Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$1,124	$890	$4,632	$3,500
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	1,120	(346)	504	674
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	3,063	127	22,493	(6,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,307	671	27,629	(2,040)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(891)	(1,362)	(3,499)	(5,032)
Total Dividends and Distributions	(891)	(1,362)	(3,499)	(5,032)

Capital Share Transactions
Shares sold:
Class 1	4,819	7,526	13,984	13,258
Shares issued in reinvestment of dividends and distributions:
Class 1	891	1,362	3,499	5,032
Shares redeemed:
Class 1	(10,200)	(9,593)	(25,667)	(19,823)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,490)	(705)	(8,184)	(1,533)
Total Increase (Decrease)	(74)	(1,396)	15,946	(8,605)

Net Assets
Beginning of period	47,435	48,831	192,409	201,014
End of period (including undistributed net investment income as set forth below)	$47,361	$47,435	$208,355	$192,409
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,123	$890	$4,632	$3,499

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	437	708	1,209	1,204
Shares issued in reinvestment of dividends and distributions:
Class 1	81	128	304	447
Shares redeemed:
Class 1	(929)	(913)	(2,234)	(1,805)
Net Increase (Decrease)	(411)	(77)	(721)	(154)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal LifeTime 2030 Account		Principal LifeTime 2040 Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$1,925	$1,418	$488	$377
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	1,371	624	(27)	122
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	9,135	(3,950)	3,138	(1,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,431	(1,908)	3,599	(766)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,418)	(1,653)	(377)	(373)
Total Dividends and Distributions	(1,418)	(1,653)	(377)	(373)

Capital Share Transactions
Shares sold:
Class 1	10,860	10,314	6,230	5,217
Shares issued in reinvestment of dividends and distributions:
Class 1	1,418	1,653	377	373
Shares redeemed:
Class 1	(10,265)	(11,196)	(6,292)	(3,540)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,013	771	315	2,050
Total Increase (Decrease)	13,026	(2,790)	3,537	911

Net Assets
Beginning of period	79,646	82,436	22,110	21,199
End of period (including undistributed net investment income as set forth below)	$92,672	$79,646	$25,647	$22,110
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,925	$1,418	$488	$377

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	936	929	528	458
Shares issued in reinvestment of dividends and distributions:
Class 1	123	145	32	32
Shares redeemed:
Class 1	(887)	(1,022)	(541)	(313)
Net Increase (Decrease)	172	52	19	177

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal LifeTime 2050 Account		Principal LifeTime Strategic Income Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$294	$212	$881	$572
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	(49)	109	358	60
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	1,995	(875)	1,647	368
Net Increase (Decrease) in Net Assets Resulting from Operations	2,240	(554)	2,886	1,000

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(212)	(208)	(572)	(913)
Total Dividends and Distributions	(212)	(208)	(572)	(913)

Capital Share Transactions
Shares sold:
Class 1	3,593	2,853	5,987	5,483
Shares issued in reinvestment of dividends and distributions:
Class 1	212	208	572	913
Shares redeemed:
Class 1	(2,303)	(2,604)	(5,691)	(5,308)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,502	457	868	1,088
Total Increase (Decrease)	3,530	(305)	3,182	1,175

Net Assets
Beginning of period	12,822	13,127	29,574	28,399
End of period (including undistributed net investment income as set forth below)	$16,352	$12,822	$32,756	$29,574
Undistributed (Overdistributed) Net Investment Income (Loss)	$294	$212	$881	$572

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	306	255	556	535
Shares issued in reinvestment of dividends and distributions:
Class 1	18	18	53	88
Shares redeemed:
Class 1	(197)	(235)	(527)	(515)
Net Increase (Decrease)	127	38	82	108

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$1,859	$1,011	$23,332	$5,981
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	23,230	7,526	12,962	16,828
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(2,802)	3,807	71,687	(13,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,287	12,344	107,981	9,083

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,865)	–	(5,577)	(22,735)
Class 2	(3)	–	(403)	(2,564)
From net realized gain on investments:
Class 1	–	–	(9,699)	–
Class 2	–	–	(1,140)	–
Total Dividends and Distributions	(1,868)	–	(16,819)	(25,299)

Capital Share Transactions
Shares sold:
Class 1	19,766	14,999	21,904	39,051
Class 2	5	20	5,063	5,013
Shares issued in reinvestment of dividends and distributions:
Class 1	1,865	–	15,276	22,735
Class 2	3	–	1,543	2,564
Shares redeemed:
Class 1	(49,256)	(27,916)	(88,160)	(93,672)
Class 2	(79)	(208)	(15,560)	(18,477)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(27,696)	(13,105)	(59,934)	(42,786)
Total Increase (Decrease)	(7,277)	(761)	31,228	(59,002)

Net Assets
Beginning of period	140,603	141,364	876,360	935,362
End of period (including undistributed net investment income as set forth below)	$133,326	$140,603	$907,588	$876,360
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,766	$1,760	$23,326	$5,974

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,247	1,080	1,393	2,596
Class 2	–	2	323	337
Shares issued in reinvestment of dividends and distributions:
Class 1	114	–	969	1,495
Class 2	–	–	99	169
Shares redeemed:
Class 1	(3,109)	(2,002)	(5,582)	(6,272)
Class 2	(5)	(15)	(997)	(1,239)
Net Increase (Decrease)	(1,753)	(935)	(3,795)	(2,914)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Conservative Balanced Portfolio		SAM Conservative Growth Portfolio
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$6,191	$1,643	$4,289	$796
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	2,612	3,047	3,422	5,584
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	12,551	(329)	21,393	(7,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,354	4,361	29,104	(944)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,552)	(5,769)	(629)	(2,839)
Class 2	(90)	(458)	(167)	(1,507)
From net realized gain on investments:
Class 1	(2,377)	(1,696)	–	–
Class 2	(196)	(146)	–	–
Total Dividends and Distributions	(4,215)	(8,069)	(796)	(4,346)

Capital Share Transactions
Shares sold:
Class 1	22,781	26,478	18,266	22,322
Class 2	1,545	2,010	5,772	7,515
Shares issued in reinvestment of dividends and distributions:
Class 1	3,929	7,465	629	2,839
Class 2	286	604	167	1,507
Shares redeemed:
Class 1	(29,655)	(31,300)	(25,590)	(29,573)
Class 2	(2,745)	(2,618)	(10,333)	(13,834)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,859)	2,639	(11,089)	(9,224)
Total Increase (Decrease)	13,280	(1,069)	17,219	(14,514)

Net Assets
Beginning of period	192,941	194,010	210,634	225,148
End of period (including undistributed net investment income as set forth below)	$206,221	$192,941	$227,853	$210,634
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,191	$1,642	$4,288	$795

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,875	2,285	1,127	1,453
Class 2	129	176	359	500
Shares issued in reinvestment of dividends and distributions:
Class 1	325	641	38	181
Class 2	24	52	10	97
Shares redeemed:
Class 1	(2,440)	(2,708)	(1,569)	(1,935)
Class 2	(228)	(228)	(641)	(911)
Net Increase (Decrease)	(315)	218	(676)	(615)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$8,082	$2,458	$2,357	$206
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	3,601	3,999	2,799	3,294
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	10,209	277	17,348	(6,554)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,892	6,734	22,504	(3,054)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,288)	(7,222)	(206)	(1,288)
Class 2	(171)	(705)	–	(906)
From net realized gain on investments:
Class 1	(3,038)	(235)	–	–
Class 2	(292)	(25)	–	–
Total Dividends and Distributions	(5,789)	(8,187)	(206)	(2,194)

Capital Share Transactions
Shares sold:
Class 1	30,102	35,995	14,194	19,329
Class 2	2,080	1,435	5,804	6,476
Shares issued in reinvestment of dividends and distributions:
Class 1	5,326	7,457	206	1,288
Class 2	463	730	–	906
Shares redeemed:
Class 1	(21,947)	(38,416)	(20,293)	(15,874)
Class 2	(2,672)	(3,819)	(8,509)	(9,802)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	13,352	3,382	(8,598)	2,323
Total Increase (Decrease)	29,455	1,929	13,700	(2,925)

Net Assets
Beginning of period	205,840	203,911	148,645	151,570
End of period (including undistributed net investment income as set forth below)	$235,295	$205,840	$162,345	$148,645
Undistributed (Overdistributed) Net Investment Income (Loss)	$8,081	$2,458	$2,357	$206

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,299	2,875	798	1,152
Class 2	160	117	331	389
Shares issued in reinvestment of dividends and distributions:
Class 1	410	597	12	75
Class 2	36	59	–	53
Shares redeemed:
Class 1	(1,681)	(3,087)	(1,138)	(945)
Class 2	(206)	(309)	(481)	(598)
Net Increase (Decrease)	1,018	252	(478)	126

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$4,927	$5,464	$368	$(47)
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	1,594	477	6,668	5,990
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	5,755	(3,247)	(403)	(6,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,276	2,694	6,633	(609)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,475)	(343)	–	(183)
Class 2	(23)	(3)	N/A	N/A
From net realized gain on investments:
Class 1	–	(35)	–	–
Total Dividends and Distributions	(5,498)	(381)	–	(183)

Capital Share Transactions
Shares sold:
Class 1	57,951	63,495	1,459	1,717
Class 2	70	1,192	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	5,475	378	–	183
Class 2	23	3	N/A	N/A
Shares redeemed:
Class 1	(36,086)	(62,161)	(7,778)	(11,240)
Class 2	(382)	(1,598)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	27,051	1,309	(6,319)	(9,340)
Total Increase (Decrease)	33,829	3,622	314	(10,132)

Net Assets
Beginning of period	229,867	226,245	47,155	57,287
End of period (including undistributed net investment income as set forth below)	$263,696	$229,867	$47,469	$47,155
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,926	$5,496	$369	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	22,399	24,949	163	210
Class 2	27	472	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	2,130	148	–	21
Class 2	9	1	N/A	N/A
Shares redeemed:
Class 1	(13,923)	(24,527)	(871)	(1,347)
Class 2	(147)	(632)	N/A	N/A
Net Increase (Decrease)	10,495	411	(708)	(1,116)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$(290)	$(431)	$1,199	$743
Net realized gain (loss) on investments, foreign currency transactions, futures,
short sales, and swap agreements	5,646	7,485	8,772	11,357
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	2,637	(9,361)	10,039	(15,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,993	(2,307)	20,010	(3,163)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(815)	(46)
Class 2	–	–	(1)	–
Total Dividends and Distributions	–	–	(816)	(46)

Capital Share Transactions
Shares sold:
Class 1	3,478	5,044	3,560	8,362
Class 2	105	172	–	57
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	815	46
Class 2	–	–	1	–
Shares redeemed:
Class 1	(9,423)	(12,117)	(22,614)	(19,022)
Class 2	(314)	(414)	(27)	(132)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,154)	(7,315)	(18,265)	(10,689)
Total Increase (Decrease)	1,839	(9,622)	929	(13,898)

Net Assets
Beginning of period	50,249	59,871	100,415	114,313
End of period (including undistributed net investment income as set forth below)	$52,088	$50,249	$101,344	$100,415
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$1,186	$819

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	287	448	247	675
Class 2	8	16	–	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	56	3
Shares redeemed:
Class 1	(782)	(1,079)	(1,565)	(1,415)
Class 2	(26)	(37)	(2)	(9)
Net Increase (Decrease)	(513)	(652)	(1,264)	(742)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 29, 2011, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account III pursuant to a plan of acquisition approved by shareholders on February 28, 2011. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 14,065,000 shares from LargeCap Value Account III for 9,044,000 shares valued at $146,104,000 of Equity Income Account at an approximate exchange rate of .643 for Class 1 shares. The investment securities of LargeCap Value Account III, with a fair value of approximately $140,797,000 at April 29, 2011 were the primary assets acquired by Equity Income Account. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value. The aggregate net assets of LargeCap Value Account III and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $146,104,000 and $592,431,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $738,535,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the fiscal year for Equity Income Account, Equity Income Account’s pro forma results of operations for the year ended December 31, 2011, would have been $21,789,000 of net investment income, $21,997,000 of net realized and unrealized gain on investments, and $43,786,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account III that have been included in the Equity Income Account’s statement of operations since April 29, 2011.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

2. Significant Accounting Policies (Continued)

The Accounts (with the exception of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

2. Significant Accounting Policies (Continued)

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account	Asset Allocation Account
Euro	18.1%	Hong Kong Dollar	20.3% Euro	9.7%
British Pound	16.4	South Korean Won	15.6
Japanese Yen	14.4	Taiwan New Dollar	9.3
Canadian Dollar	8.0	Brazilian Real	6.5
Hong Kong Dollar	6.2	South African Rand	5.4
Australian Dollar	5.2

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2012, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At December 31, 2012, Diversified International Account had no foreign tax refund receivable and no deferred tax liability and International Emerging Markets Account had a foreign tax refund receivable of $37,000 and no deferred tax liability, relating to foreign securities.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended December 31, 2012, International Emerging Markets Account, LargeCap Blend Account II, MidCap Blend Account, and Real Estate Securities Account each borrowed from the Facility. Bond & Mortgage Securities Account, Diversified International Account, Equity Income Account, LargeCap Blend Account II, and LargeCap Growth Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended December 31, 2012, Asset Allocation Account, Bond & Mortgage Securities Account; Diversified International Account, Equity Income Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Value Account, MidCap Blend Account, Principal Capital Appreciation Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of December 31, 2012 are included in the schedules of investments.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2012 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount

Details of swap agreements open at year end are included in the Accounts' schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives December 31, 2012			Liability Derivatives December 31, 2012
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Asset Allocation Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$250*	Payables, Net Assets Consist of Net unrealized	$53	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$24	Payables	$55
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$41*	Payables, Net Assets Consist of Net unrealized	$49	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	315		$157
Balanced Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$46	Payables, Net Assets Consist of Net unrealized	$46
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$27	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	73		$46
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$12* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$28* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

3. Operating Policies (Continued)

	Asset Derivatives December 31, 2012		Liability Derivatives December 31, 2012
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$201* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$24* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$7* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$56* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$120* Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Asset Allocation Account
Commodity contracts	Net realized gain (loss) from Futures	$3	$—
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Equity contracts	Net realized gain (loss) from Futures	$1,115	$195
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(203)	$(80)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$169	$11
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
		$1,084	$126

	Total
Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$15	$2
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2012

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$(1,535)	$72
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Swap	$(9)	$27
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
		$(1,544)	$99

	Total
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$1,018	$(73)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$645	$(77)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$4,001	$226
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$286	$10
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$(518)	$127
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$151	$(10)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$498	$(49)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$594	$27
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Asset Allocation Account and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these accounts. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the year ended December 31, 2012.

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

4. Fair Value (Continued)

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair Value	Valuation
Fund	Asset Type	at 12/31/12	Technique	Unobservable input	Input Value(s)
Government & High
Quality Bond Account	Bonds	5,135	Third Party Vendor	Broker Quote	86.00 – 102.38

Short-Term Income
Account	Bonds	3,388	Third Party Vendor	Broker Quote	100.56 – 103.01

	Bonds	—	Benchmark Pricing	Base Price	—
		3,388

The fair values of these investments are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred from Level 1 to Level 2 as of December 31, 2012 because of the use of “fair value” pricing for international securities.

Fund	Amount transferred
Asset Allocation Account	$4,057,265
Diversified International Account	$218,741,319
International Emerging Markets Account	$60,781,019

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

4. Fair Value (Continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds		$—	$13,431	$—	$13,431
Common Stocks
Basic Materials		403	511	—	914
Communications		2,084	434	—	2,518
Consumer, Cyclical		2,207	468	—	2,675
Consumer, Non-cyclical		3,930	919	—	4,849
Diversified		—	131	—	131
Energy		1,815	491	—	2,306
Exchange Traded Funds		314	—	—	314
Financial		3,452	1,552	—	5,004
Industrial		1,689	75	—	1,764
Technology		2,248	129	—	2,377
Utilities		644	344	—	988
Municipal Bonds		—	208	—	208
Preferred Stocks
Communications		—	3	—	3
Consumer, Cyclical		—	42	—	42
Repurchase Agreements		—	2,002	—	2,002
U.S. Government & Government Agency Obligations		—	15,736	—	15,736
	Total investments in securities $	18,786	$36,476	$—	$55,262
Assets
Equity Contracts**
Futures		$250	$—	$—	$250
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$23	$—	$23
Interest Rate Contracts**
Futures		$41	$—	$—	$41
Liabilities
Equity Contracts**
Futures		$(53)	$—	$—	$(53)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(54)	$—	$(54)
Interest Rate Contracts**
Futures		$(49)	$—	$—	$(49)

Balanced Account
Bonds		$—	$10,151	$22	$10,173
Common Stocks*		30,521	—	—	30,521
Repurchase Agreements		—	841	—	841
U.S. Government & Government Agency Obligations		—	8,993	—	8,993
	Total investments in securities $	30,521	$19,985	$22	$50,528
Assets
Equity Contracts**
Futures		$2	$—	$—	$2

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Account
Bonds		$—	$195,428	$2,089	$197,517
Common Stocks*		1	—	—	1
Repurchase Agreements		—	9,515	—	9,515
Senior Floating Rate Interests		—	5,630	—	5,630
U.S. Government & Government Agency Obligations		—	156,552	—	156,552
	Total investments in securities $	1	$367,125	$2,089	$369,215
Assets
Credit Contracts**
Credit Default Swaps		$—	$46	$—	$46
Interest Rate Contracts**
Interest Rate Swaps		$—	$27	$—	$27
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(46)	$—	$(46)

Bond Market Index Account
Bonds		$—	$231,077	$409	$231,486
Municipal Bonds		—	8,198	—	8,198
U.S. Government & Government Agency Obligations		—	508,809	—	509,809
	Total investments in securities $	—	$748,084	$409	$748,493

Diversified Balanced Account
Investment Companies		$582,518	$—	$—	$582,518
	Total investments in securities $	582,518	$—	$—	$582,518

Diversified Growth Account
Investment Companies		$1,218,046	$—	$—	$1,218,046
	Total investments in securities $	1,218,046	$—	$—	$1,218,046

Diversified Income Account
Investment Companies		$54,672	$—	$—	$54,672
	Total investments in securities $	54,672	$—	$—	$54,672

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$14,656	$34,022	$—	$48,678
Communications		3,825	23,362	—	27,187
Consumer, Cyclical		4,575	55,881	—	60,456
Consumer, Non-cyclical		5,978	65,998	—	71,976
Diversified		848	1,715	—	2,563
Energy		15,861	30,026	—	45,887
Financial		13,679	100,673	—	114,352
Industrial		6,765	43,893	—	50,658
Technology		—	23,836	—	23,836
Utilities		529	9,298	—	9,827
Preferred Stocks
Basic Materials		—	2,521	—	2,521
Consumer, Cyclical		—	4,102	—	4,102
Financial		—	2,251	—	2,251
Repurchase Agreements		—	1,073	—	1,073
	Total investments in securities $	66,716	$398,651	$—	$465,367

Equity Income Account
Common Stocks*		$585,058	$—	$—	$585,058
Repurchase Agreements		—	8,983	—	8,983
	Total investments in securities $	585,058	$8,983	$—	$594,041

Government & High Quality Bond Account
Bonds		$—	$128,884	$5,135	$134,019
Repurchase Agreements		—	3,310	—	3,310
U.S. Government & Government Agency Obligations		—	293,249	—	293,249
	Total investments in securities $	—	$425,443	$5,135	$430,578

Income Account
Bonds		$—	$199,376	$1,774	$201,150
Common Stocks*		—	—	—	—
Convertible Bonds		—	892	—	892
Repurchase Agreements		—	7,682	—	7,682
Senior Floating Rate Interests		—	2,899	—	2,899
U.S. Government & Government Agency Obligations		—	77,261	—	77,261
	Total investments in securities $	—	$288,110	$1,774	$289,884

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Account
Common Stocks
Basic Materials		$7,227	$6,227	$—	$13,454
Communications		3,540	8,813	—	12,353
Consumer, Cyclical		1,624	13,132	—	14,756
Consumer, Non-cyclical		8,547	3,423	—	11,970
Diversified		1,159	2,359	—	3,518
Energy		10,054	9,417	—	19,471
Financial		8,625	26,972	—	35,597
Industrial		2,085	12,976	—	15,061
Technology		—	17,100	—	17,100
Utilities		454	2,676	—	3,130
Preferred Stocks
Basic Materials		—	2,593	—	2,593
Consumer, Cyclical		—	365	—	365
Financial		—	2,208	—	2,208
Repurchase Agreements		—	188	—	188
	Total investments in securities $	43,315	$108,449	$—	$151,764

LargeCap Blend Account II
Common Stocks*		$150,653	$—	$—	$150,653
Repurchase Agreements		—	2,890	—	2,890
	Total investments in securities $	150,653	$2,890	$—	$153,543
Assets
Equity Contracts**
Futures		$12	$—	$—	$12

LargeCap Growth Account
Common Stocks*		$201,457	$—	$—	$201,457
Repurchase Agreements		—	7,815	—	7,815
	Total investments in securities $	201,457	$7,815	$—	$209,272

LargeCap Growth Account I
Common Stocks*		$235,411	$—	$—	$235,411
Repurchase Agreements		—	3,113	—	3,113
	Total investments in securities $	235,411	$3,113	$—	$238,524
Assets
Equity Contracts**
Futures		$28	$—	$—	$28

LargeCap S&P 500 Index Account
Common Stocks*		$887,834	$—	$—	$887,834
Repurchase Agreements		—	18,411	—	18,411
	Total investments in securities $	887,834	$18,411	$—	$906,245
Assets
Equity Contracts**
Futures		$201	$—	$—	$201

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Account
Common Stocks*		$221,227	$—	$—	$221,227
Repurchase Agreements		—	711	—	711
	Total investments in securities $	221,227	$711	$—	$221,938
Assets
Equity Contracts**
Futures		$3	$—	$—	$3

MidCap Blend Account
Common Stocks
Basic Materials		$19,785	$—	$—	$19,785
Communications		115,191	—	—	115,191
Consumer, Cyclical		79,499	—	—	79,499
Consumer, Non-cyclical		88,071	3,263	—	91,334
Diversified		9,186	—	—	9,186
Energy		45,135	—	—	45,135
Financial		151,005	—	—	151,005
Industrial		30,152	—	—	30,152
Technology		23,634	—	—	23,634
Utilities		9,629	—	—	9,629
	Total investments in securities $	571,287	$3,263	$—	$574,550

Money Market Account
Bonds		$—	$25,600	$—	$25,600
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	216,359	—	216,359
Investment Companies		14,440	—	—	14,440
Municipal Bonds		—	28,485	—	28,485
Repurchase Agreements		—	19,000	—	19,000
	Total investments in securities $	14,440	$290,844	$—	$305,284

Principal Capital Appreciation Account
Common Stocks*		$146,955	$—	$—	$146,955
Repurchase Agreements		—	2,503	—	2,503
	Total investments in securities $	146,955	$2,503	$—	$149,458

Principal LifeTime 2010 Account
Investment Companies		$47,374	$—	$—	$47,374
	Total investments in securities $	47,374	$—	$—	$47,374

Principal LifeTime 2020 Account
Investment Companies		$208,889	$—	$—	$208,889
	Total investments in securities $	208,889	$—	$—	$208,889

Principal LifeTime 2030 Account
Investment Companies		$92,982	$—	$—	$92,982
	Total investments in securities $	92,982	$—	$—	$92,982

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2040 Account
Investment Companies		$25,538	$—	$—	$25,538
	Total investments in securities $	25,538	$—	$—	$25,538

Principal LifeTime 2050 Account
Investment Companies		$16,323	$—	$—	$16,323
	Total investments in securities $	16,323	$—	$—	$16,323

Principal LifeTime Strategic Income Account
Investment Companies		$32,818	$—	$—	$32,818
	Total investments in securities $	32,818	$—	$—	$32,818

Real Estate Securities Account
Common Stocks*		$133,164	$—	$—	$133,164
Repurchase Agreements		—	320	—	320
	Total investments in securities $	133,164	$320	$—	$133,484

SAM Balanced Portfolio
Investment Companies		$909,007	$—	$—	$909,007
	Total investments in securities $	909,007	$—	$—	$909,007

SAM Conservative Balanced Portfolio
Investment Companies		$207,065	$—	$—	$207,065
	Total investments in securities $	207,065	$—	$—	$207,065

SAM Conservative Growth Portfolio
Investment Companies		$227,921	$—	$—	$227,921
	Total investments in securities $	227,921	$—	$—	$227,921

SAM Flexible Income Portfolio
Investment Companies		$234,814	$—	$—	$234,814
	Total investments in securities $	234,814	$—	$—	$234,814

SAM Strategic Growth Portfolio
Investment Companies		$162,415	$—	$—	$162,415
	Total investments in securities $	162,415	$—	$—	$162,415

Short-Term Income Account
Bonds		$—	$247,536	$3,388	$250,924
Repurchase Agreements		—	7,268	—	7,268
U.S. Government & Government Agency Obligations		—	1,170	—	1,170
	Total investments in securities $	—	$255,974	$3,388	$259,362
Assets
Interest Rate Contracts**
Futures		$24	$—	$—	$24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Blend Account
Common Stocks*		$46,083	$—	$—	$46,083
Repurchase Agreements		—	878	—	878
	Total investments in securities $	46,083	$878	$—	$46,961
Assets
Equity Contracts**
Futures		$7	$—	$—	$7

SmallCap Growth Account II
Common Stocks*		$50,134	$—	$—	$50,134
Repurchase Agreements		—	1,312	—	1,312
	Total investments in securities $	50,134	$1,312	$—	$51,446
Assets
Equity Contracts**
Futures		$56	$—	$—	$56

SmallCap Value Account I
Common Stocks*		$97,937	$—	$—	$97,937
Repurchase Agreements		—	3,692	—	3,692
	Total investments in securities $	97,937	$3,692	$—	$101,629
Assets
Equity Contracts**
Futures		$120	$—	$—	$120
*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

				Accrued
				Discounts/
				Premiums								Net Change in Unrealized
	Value		Realized	and Change		Proceeds	Transfers		Transfers		Value	Appreciation/(Depreciation)
	December		Gain/	in Unrealized		from	into Level		Out of		December	on Investments Held at
Fund	31, 2011		(Loss)	Gain/(Loss)	Purchases	Sales	3*		Level 3**		31, 2012	December 31, 2012
Government & High Quality Bond Account
Bonds		$3,323	$—	$94	$—	$—		$2,022	$(304	) $	5,135	$88
	Total $	3,323	$—	$94	$—	$—		$2,022	$(304	) $	5,135	$88

Short-Term Income Account
Bonds		$—	$—	$30	$3,485	$(127	) $	—	—		$3,388	$30
	Total $	—	$—	$30	$3,485	$(127	) $	—	$—		$3,388	$30
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted, 2. Securities that have certain restrictions on trading, 3. Instances where a security is illiquid, 4. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes, 2. Securities where trading restrictions have expired, 3. Instances where a security is no longer illiquid, 4. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	.80%	.75%	.70%	.65%	.60%
Balanced Account	.60	.55	.50	.45	.40
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Blend Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account
	(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

5.	Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

	Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

All Net Assets

Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Growth Account	.05
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2013. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Value Account I	.020

In addition, the Manager has contractually agreed to limit the management and investment advisory fees for SmallCap Growth Account II. The expense limit will reduce the accounts management and investment advisory fees by .080% through the period ended April 30, 2014.

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2012 through Decmber 31, 2012
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2013

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At December 31, 2012, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Asset Allocation Account	4,611	Principal LifeTime 2010 Account	4,168
Balanced Account	3,202	Principal LifeTime 2020 Account	17,366
Bond & Mortgage Securities Account	25,005	Principal LifeTime 2030 Account	7,660
Bond Market Index Account	1	Principal LifeTime 2040 Account	2,070
Diversified International Account	23,937	Principal LifeTime 2050 Account	1,332
Equity Income Account	18,427	Principal LifeTime Strategic Income Account	2,968
Government & High Quality Bond Account	22,054	Real Estate Securities Account	7,940
International Emerging Markets Account	7,301	SAM Balanced Portfolio	44,797
LargeCap Blend Account II	18,695	SAM Conservative Balanced Portfolio	14,570
LargeCap Growth Account	4,317	SAM Conservative Growth Portfolio	5,820
LargeCap Growth Account I	8,246	SAM Flexible Income Portfolio	15,001
LargeCap S&P 500 Index Account	12,374	SAM Strategic Growth Portfolio	4,049
LargeCap Value Account	4,942	Short-Term Income Account	71,812
MidCap Blend Account	10,657	SmallCap Blend Account	5,073
Money Market Account	300,313	SmallCap Growth Account II	3,683
Principal Capital Appreciation Account	481	SmallCap Value Account I	6,427

	Class 2		Class 2
Diversified Balanced Account	47,371	Diversified Income Account	5,198
Diversified Growth Account	97,181

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

6. Investment Transactions

For the year ended December 31, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$39,060	$45,672	Principal Capital Appreciation Account	$9,343	$23,844
Balanced Account	70,648	76,747	Principal LifeTime 2010 Account	13,321	17,365
Bond & Mortgage Securities Account	567,374	572,617	Principal LifeTime 2020 Account	49,576	55,277
Bond Market Index Account	719,129	315,055	Principal LifeTime 2030 Account	19,515	16,148
Diversified Balanced Account	474,524	257,974	Principal LifeTime 2040 Account	7,812	7,403
Diversified Growth Account	798,979	418,567	Principal LifeTime 2050 Account	4,187	2,576
Diversified Income Account	55,593	1,375	Principal LifeTime Strategic Income
Diversified International Account	336,149	364,435	Account	12,092	10,722
Equity Income Account	128,009	233,962	Real Estate Securities Account	61,103	87,026
Government & High Quality Bond Account	166,280	182,452	SAM Balanced Portfolio	82,874	131,723
Income Account	77,865	39,030	SAM Conservative Balanced Portfolio	31,943	32,439
International Emerging Markets Account	144,145	161,069	SAM Conservative Growth Portfolio	28,037	34,534
LargeCap Blend Account II	80,355	106,958	SAM Flexible Income Portfolio	40,629	25,868
LargeCap Growth Account	121,288	124,550	SAM Strategic Growth Portfolio	21,832	27,210
LargeCap Growth Account I	87,717	110,117	Short-Term Income Account	169,980	143,749
LargeCap S&P 500 Index Account	256,442	24,410	SmallCap Blend Account	44,182	49,514
LargeCap Value Account	243,868	251,559	SmallCap Growth Account II	39,357	42,703
MidCap Blend Account	121,435	179,475	SmallCap Value Account I	41,460	58,019

In addition Bond Market Index Account had $1,064,000 of covers on securities sold short and $1,060,000 of securities sold short.

For the year ended December 31, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$26,538	$26,513	Government & High Quality Bond Account	$16,725	$25,300
Balanced Account	9,024	8,991	Income Account	—	43
Bond & Mortgage Securities Account	206,122	189,099	Short-Term Income Account	275	358
Bond Market Index Account	615,459	271,825

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2012 and December 31, 2011 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain*
	2012	2011	2012	2011
Asset Allocation Account	$3,220	$2,431	$1,115	$2,022
Balanced Account	1,032	1,236	—	—
Bond & Mortgage Securities Account	12,569	320	—	—
Diversified Balanced Account	4,581	2,409	8	—
Diversified Growth Account	8,758	4,285	17	—
Diversified International Account	9,444	917	—	—
Equity Income Account	18,395	3,363	—	—
Government & High Quality Bond Account	17,831	864	—	497
Income Account	12,941	943	—	—
International Emerging Markets Account	1,911	89	—	—
LargeCap Blend Account II	2,092	52	—	—
LargeCap Growth Account	594	—	—	—
LargeCap Growth Account I	181	—	—	—
LargeCap S&P 500 Index Account	8,536	224	1,029	—
LargeCap Value Account	2,782	—	—	—
MidCap Blend Account	4,917	—	8,950	6,642
Principal Capital Appreciation Account	2,759	128	841	913
Principal LifeTime 2010 Account	891	1,362	—	—
Principal LifeTime 2020 Account	3,499	5,032	—	—
Principal LifeTime 2030 Account	1,418	1,653	—	—
Principal LifeTime 2040 Account	377	373	—	—
Principal LifeTime 2050 Account	212	208	—	—
Principal LifeTime Strategic Income Account	572	913	—	—
Real Estate Securities Account	1,868	—	—	—
SAM Balanced Portfolio	5,980	25,299	10,839	—
SAM Conservative Balanced Portfolio	2,453	6,782	1,762	1,287
SAM Conservative Growth Portfolio	796	4,346	—	—
SAM Flexible Income Portfolio	3,005	7,927	2,784	260
SAM Strategic Growth Portfolio	206	2,194	—	—
Short-Term Income Account	5,498	346	—	35
SmallCap Blend Account	—	183	—	—
SmallCap Value Account I	816	46	—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2012, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Asset Allocation Account	$2,772	$795
Balanced Account	914	—
Bond & Mortgage Securities Account	11,071	—
Bond Market Index Account	7,225	—
Diversified Balanced Account	4,104	7,267
Diversified Growth Account	10,706	12,059
Diversified Income Account	95	42
Diversified International Account	12,246	—
Equity Income Account	19,460	—
Government & High Quality Bond Account	15,579	—
Income Account	14,140	—
International Emerging Markets Account	2,285	—
LargeCap Blend Account II	2,278	—
LargeCap Growth Account	1,471	—
LargeCap Growth Account I	1,031	8,108
LargeCap S&P 500 Index Account	17,280	7,811
LargeCap Value Account	4,484	—
MidCap Blend Account	11,747	26,630
Principal Capital Appreciation Account	2,407	5,430
Principal LifeTime 2010 Account	1,124	—
Principal LifeTime 2020 Account	4,632	—
Principal LifeTime 2030 Account	1,925	500
Principal LifeTime 2040 Account	488	—
Principal LifeTime 2050 Account	294	—
Principal LifeTime Strategic Income Account	881	—
Real Estate Securities Account	1,767	—
SAM Balanced Portfolio	23,777	11,172
SAM Conservative Balanced Portfolio	6,346	2,087
SAM Conservative Growth Portfolio	4,288	—
SAM Flexible Income Portfolio	8,200	2,947
SAM Strategic Growth Portfolio	2,357	—
Short-Term Income Account	4,926	—
SmallCap Blend Account	369	—
SmallCap Value Account I	1,274	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2012, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2012, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:					No Expiration
							Short-	Long-
		2014	2015	2016	2017	2018	Term	Term	Total
Balanced Account	$	— $	— $	— $	7,158	$—	$—	$—	$7,158
Bond & Mortgage Securities Account		—	164	13,678	23,287	—	—	—	37,129
Bond Market Index Account		—	—	—	—	—	1,302	—	1,302
Diversified International Account		—	—	69,551	99,463	—	2,826	—	171,840
Equity Income Account		—	—	27,201	62,984	—	—	—	90,185
Government & High Quality Bond Account		253	436	21,130	4,321	—	—	—	26,140
Income Account		—	—	—	2,836	1,584	232	735	5,387
International Emerging Markets Account		—	—	—	18,492	—	—	—	18,492
LargeCap Blend Account II		—	—	—	30,706	—	—	—	30,706
LargeCap Growth Account		—	—	—	43,353	—	—	—	43,353
LargeCap Value Account		—	—	8,067	27,740	—	—	—	35,807
Money Market Account		—	—	6	4	—	—	—	10
Principal LifeTime 2010 Account		—	—	—	1,694	3,859	—	—	5,553
Principal LifeTime 2020 Account		—	—	—	5,386	14,456	—	—	19,842
Principal LifeTime 2040 Account		—	—	—	428	1,482	6	26	1,942
Principal LifeTime 2050 Account		—	—	—	174	907	—	48	1,129
Principal LifeTime Strategic Income Account		—	—	—	803	1,703	—	—	2,506
Real Estate Securities Account		—	—	—	9,949	—	—	—	9,949
SAM Conservative Growth Portfolio		—	—	—	1,137	3,484	—	—	4,621
SAM Strategic Growth Portfolio		—	—	—	—	632	—	—	632
Short-Term Income Account		—	913	10,846	8,298	—	—	—	20,057
SmallCap Blend Account		—	—	—	6,442	—	—	—	6,442
SmallCap Growth Account II		—	—	4,056	21,143	—	—	—	25,199
SmallCap Value Account I		—	—	—	10,316	—	—	—	10,316

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

As of December 31, 2012, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Balanced Account	$2,905
Bond & Mortgage Securities Account	5,431
Equity Income Account	24,362
Government & High Quality Bond Account	691
Income Account	257
International Emerging Markets Account	170
LargeCap Blend Account II	11,453
LargeCap Growth Account	17,897
LargeCap Growth Account I	13,402
LargeCap Value Account	11,249
Principal LifeTime 2010 Account	1,076
Principal LifeTime 2020 Account	491
Principal LifeTime 2030 Account	857
Principal LifeTime Strategic Income Account	349
Real Estate Securities Account	20,651
SAM Conservative Growth Portfolio	2,920
SAM Strategic Growth Portfolio	2,613
Short-Term Income Account	1,635
SmallCap Blend Account	6,603
SmallCap Growth Account II	5,351
SmallCap Value Account I	8,125

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2012, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Asset Allocation Account	$(29)	$29	$—
Balanced Account	(57)	106	(49)
Bond & Mortgage Securities Account	701	(701)	—
Bond Market Index Account	2,223	(2,223)	—
Diversified Balanced Account	—	(7)	7
Diversified International Account	636	(636)	—
Equity Income Account	(1,257)	1,465	(208)
Government & High Quality Bond Account	2,261	(2,261)	—
Income Account	637	(637)	—
International Emerging Markets Account	(187)	187	—
LargeCap Growth Account	(12)	12	—
LargeCap Growth Account I	(3)	3	—
LargeCap S&P 500 Index Account	(4)	4	—
MidCap Blend Account	3,927	(3,927)	—
Principal Capital Appreciation Account	(1)	1	—
Real Estate Securities Account	15	(15)	—
Short-Term Income Account	1	(1)	—
SmallCap Blend Account	1	—	(1)
SmallCap Growth Account II	290	—	(290)
SmallCap Value Account I	(16)	16	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes
Asset Allocation Account	$4,039	$(1,392)	$2,647	$52,615
Balanced Account	4,654	(550)	4,104	46,424
Bond & Mortgage Securities Account	13,275	(2,814)	10,461	358,754
Bond Market Index Account	7,090	(1,267)	5,823	742,670
Diversified Balanced Account	40,231	(544)	39,687	542,831
Diversified Growth Account	99,440	(2,212)	97,228	1,120,818
Diversified Income Account	508	(55)	453	54,219
Diversified International Account	73,952	(6,648)	67,304	398,063
Equity Income Account	140,481	(9,856)	130,625	463,416
Government & High Quality Bond Account	19,292	(1,904)	17,388	413,190
Income Account	26,601	(1,624)	24,977	264,907
International Emerging Markets Account	23,703	(4,715)	18,988	132,776
LargeCap Blend Account II	20,649	(2,868)	17,781	135,762
LargeCap Growth Account	46,557	(2,104)	44,453	164,819
LargeCap Growth Account I	53,328	(5,072)	48,256	190,268
LargeCap S&P 500 Index Account	141,247	(37,999)	103,248	802,997
LargeCap Value Account	30,501	(1,548)	28,953	192,985
MidCap Blend Account	146,523	(11,245)	135,278	439,272
Money Market Account	—	—	—	305,284
Principal Capital Appreciation Account	52,737	(2,715)	50,022	99,436
Principal LifeTime 2010 Account	4,114	(1,823)	2,291	45,083
Principal LifeTime 2020 Account	21,527	(11,051)	10,476	198,413
Principal LifeTime 2030 Account	14,219	(3,092)	11,127	81,855
Principal LifeTime 2040 Account	3,017	(1,415)	1,602	23,936
Principal LifeTime 2050 Account	1,967	(943)	1,024	15,299
Principal LifeTime Strategic Income Account	2,394	(487)	1,907	30,911
Real Estate Securities Account	28,028	(580)	27,448	106,036
SAM Balanced Portfolio	152,279	(1,938)	150,341	758,666
SAM Conservative Balanced Portfolio	25,764	(67)	25,697	181,368
SAM Conservative Growth Portfolio	35,384	(1,869)	33,515	194,406
SAM Flexible Income Portfolio	24,457	(71)	24,386	210,428
SAM Strategic Growth Portfolio	25,035	(1,638)	23,397	139,018
Short-Term Income Account	6,049	(390)	5,659	253,703
SmallCap Blend Account	6,346	(1,078)	5,268	41,693
SmallCap Growth Account II	9,967	(2,556)	7,411	44,035
SmallCap Value Account I	17,417	(4,165)	13,252	88,377

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Asset Allocation Account
December 31, 2012

COMMON STOCKS - 42.20%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.12%				Banks (continued)
Interpublic Group of Cos Inc/The	898	$10		BB&T Corp	1,252		$36
JCDecaux SA	62	1		BNP Paribas SA	817		47
Omnicom Group Inc	398	20		BOC Hong Kong Holdings Ltd	10,000		31
Publicis Groupe SA	83	5		Capital One Financial Corp	860		50
WPP PLC	2,186	32		Citigroup Inc	10,081		399
		$68		Comerica Inc	365		11
				Commerzbank AG (a)	474		1
Aerospace & Defense - 0.63%				Credit Agricole SA (a)	1,106		9
Boeing Co/The	1,071	81		Credit Suisse Group AG (a)	1,490		36
Exelis Inc	345	4		Danske Bank A/S (a)	371		6
General Dynamics Corp	455	31		Deutsche Bank AG	738		32
L-3 Communications Holdings Inc	208	16		DNB ASA	662		8
Lockheed Martin Corp	281	26		Erste Group Bank AG (a)	156		5
Northrop Grumman Corp	281	19		Fifth Third Bancorp	1,593		24
Raytheon Co	264	15		Goldman Sachs Group Inc/The	1,266		162
United Technologies Corp	1,989	163		Hang Seng Bank Ltd	3,200		49
		$355		HSBC Holdings PLC	9,798		104
Agriculture - 0.55%				Huntington Bancshares Inc/OH	1,725		11
Altria Group Inc	1,609	50		Intesa Sanpaolo SpA	9,953		17
Archer-Daniels-Midland Co	100	3		JP Morgan Chase & Co	10,993		483
Lorillard Inc	198	23		KBC Groep NV	80		3
Philip Morris International Inc	2,432	203		KeyCorp	1,798		15
Reynolds American Inc	788	33		Lloyds Banking Group PLC (a)	29,737		24
		$312		M&T Bank Corp	251		25
				National Bank of Greece SA (a)	432		1
Airlines - 1.73%				Nordea Bank AB	2,567		25
Alaska Air Group Inc (a)	2,100	90		Northern Trust Corp	208		10
Delta Air Lines Inc (a)	25,300	300		PNC Financial Services Group Inc	815		48
JetBlue Airways Corp (a)	8,400	48		Regions Financial Corp	2,150		15
Southwest Airlines Co	23,400	240		Royal Bank of Scotland Group PLC (a)	1,193		6
United Continental Holdings Inc (a)	10,100	236		Skandinaviska Enskilda Banken AB	1,124		10
US Airways Group Inc (a)	4,800	65		Societe Generale SA (a)	705		27
		$979		Standard Chartered PLC	1,312		34
Apparel - 0.25%				State Street Corp	832		39
Adidas AG	144	13		SunTrust Banks Inc	910		26
Burberry Group PLC	297	6		Svenska Handelsbanken AB	544		20
Christian Dior SA	49	8		Swedbank AB	598		12
Coach Inc	319	18		UBS AG	4,022		63
				UniCredit SpA (a)	1,555		8
LVMH Moet Hennessy Louis Vuitton SA	167	31
Nike Inc	818	42		Unione di Banche Italiane SCPA	510		2
Ralph Lauren Corp	77	12		US Bancorp	2,571		82
VF Corp	63	9		Wells Fargo & Co	8,143		278
		$139		Zions Bancorporation	295		6
							$2,929
Automobile Manufacturers - 0.20%
Bayerische Motoren Werke AG	313	30		Beverages - 0.83%
Daimler AG	618	34		Beam Inc	125		8
Fiat SpA (a)	729	4		Brown-Forman Corp	171		11
Ford Motor Co	734	9		Coca-Cola Co/The	6,924		251
PACCAR Inc	382	17		Coca-Cola Enterprises Inc	571		18
				Constellation Brands Inc (a)	362		13
Peugeot SA (a)	142	1
Renault SA	178	10		Molson Coors Brewing Co	389		17
Volkswagen AG	27	6		PepsiCo Inc	2,185		149
		$111					$467
Automobile Parts & Equipment - 0.06%				Biotechnology - 0.69%
Cie Generale des Etablissements Michelin	205	20		Amgen Inc	1,677		145
				Biogen Idec Inc (a)	740		108
Continental AG	75	9		Celgene Corp (a)	105		8
Nokian Renkaat OYJ	112	4		Gilead Sciences Inc (a)	1,467		108
		$33		Life Technologies Corp (a)	262		13
Banks - 5.18%				Novozymes A/S	205		6
Banco Bilbao Vizcaya Argentaria SA	3,414	32					$388
Banco de Sabadell SA (a)	1,212	3
Banco Popolare SC (a)	1,435	2		Building Materials - 0.04%
				Fortune Brands Home & Security Inc (a)	125		4
Banco Popular Espanol SA	793	1		Holcim Ltd (a)	188		14
Banco Santander SA	6,591	54
Bank of America Corp	35,408	411		Lafarge SA	82		5
Bank of East Asia Ltd	4,480	17					$23
Bank of New York Mellon Corp/The	2,532	65		Chemicals - 0.97%
Barclays PLC	10,171	44		Air Liquide SA	249		32

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)				Cosmetics & Personal Care (continued)
Air Products & Chemicals Inc	158	$13		Colgate-Palmolive Co	543		$57
Airgas Inc	90	8		Estee Lauder Cos Inc/The	96		5
Akzo Nobel NV	95	6		Procter & Gamble Co/The	4,814		327
BASF SE	844	79					$395
CF Industries Holdings Inc	147	30
Dow Chemical Co/The	359	12		Distribution & Wholesale - 0.08%
Ecolab Inc	333	24		Genuine Parts Co	350		22
EI du Pont de Nemours & Co	1,062	48		Li & Fung Ltd	12,000		22
FMC Corp	251	15					$44
Givaudan SA (a)	8	8		Diversified Financial Services - 0.77%
International Flavors & Fragrances Inc	127	8		American Express Co	1,068		61
Johnson Matthey PLC	192	8		BlackRock Inc	43		9
K+S AG	126	6		Charles Schwab Corp/The	456		7
Koninklijke DSM NV	426	26		CME Group Inc/IL	483		25
Lanxess AG	79	7		Deutsche Boerse AG	142		9
Linde AG	141	25		Discover Financial Services	1,265		49
Lonza Group AG (a)	39	2		E*Trade Financial Corp (a)	72		1
Monsanto Co	425	40		Federated Investors Inc	182		4
Mosaic Co/The	72	4		Franklin Resources Inc	223		28
PPG Industries Inc	149	20		Hong Kong Exchanges and Clearing Ltd	2,869		50
Praxair Inc	432	47		Janus Capital Group Inc	274		2
Sherwin-Williams Co/The	26	4		Julius Baer Group Ltd (a)	178		6
Sigma-Aldrich Corp	90	7		Legg Mason Inc	386		10
Solvay SA	16	2		NASDAQ OMX Group Inc/The	339		8
Syngenta AG	142	57		NYSE Euronext	390		12
Yara International ASA	154	8		Old Mutual PLC	4,084		12
		$546		SLM Corp	1,077		18
Coal - 0.04%				T Rowe Price Group Inc	206		13
Consol Energy Inc	409	13		Visa Inc	734		111
Peabody Energy Corp	429	12					$435
		$25		Electric - 1.47%
Commercial Services - 0.41%				AES Corp/VA	951		10
ADT Corp/The	180	8		Ameren Corp	796		25
Automatic Data Processing Inc	1,070	61		American Electric Power Co Inc	616		26
Equifax Inc	178	10		CLP Holdings Ltd	5,000		42
Iron Mountain Inc	350	11		Consolidated Edison Inc	397		22
Mastercard Inc	163	80		Dominion Resources Inc/VA	1,078		56
Moody's Corp	234	12		DTE Energy Co	397		24
Robert Half International Inc	235	7		Duke Energy Corp	967		62
RR Donnelley & Sons Co	699	6		E.ON SE	1,513		28
SGS SA	5	11		Edison International	393		18
Sodexo	105	9		EDP - Energias de Portugal SA	1,725		5
Western Union Co/The	1,140	16		Electricite de France SA	238		4
		$231		Enel SpA	6,358		27
				Entergy Corp	397		25
Computers - 2.23%				Exelon Corp	1,136		34
Accenture PLC - Class A	114	8		FirstEnergy Corp	551		23
Apple Inc	1,329	708		Fortum OYJ	445		8
AtoS	31	2		GDF Suez	968		20
Cap Gemini SA	264	12		Iberdrola SA	3,638		20
Cognizant Technology Solutions Corp (a)	538	40		NextEra Energy Inc	526		36
Dell Inc	2,431	25		Northeast Utilities	548		21
EMC Corp/MA (a)	3,214	81		NRG Energy Inc	706		16
Hewlett-Packard Co	2,984	43		Pepco Holdings Inc	264		5
International Business Machines Corp	1,458	279		PG&E Corp	393		16
Lexmark International Inc	176	4		Pinnacle West Capital Corp	175		9
NetApp Inc (a)	654	22		Power Assets Holdings Ltd	4,000		34
SanDisk Corp (a)	346	15		PPL Corp	483		14
Teradata Corp (a)	310	19		Public Service Enterprise Group Inc	641		20
		$1,258		Red Electrica Corp SA	122		6
				RWE AG	505		21
Consumer Products - 0.22%				SCANA Corp	175		8
ACCO Brands Corp (a)	32	—
				Southern Co/The	1,553		67
Avery Dennison Corp	178	6		SSE PLC	714		17
Clorox Co/The	624	46		Terna Rete Elettrica Nazionale SpA	1,084		4
Husqvarna AB	321	2		Verbund AG	70		2
Kimberly-Clark Corp	801	68		Wisconsin Energy Corp	799		29
		$122		Xcel Energy Inc	887		24
Cosmetics & Personal Care - 0.70%							$828
Avon Products Inc	418	6

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment - 0.12%				Hand & Machine Tools - 0.04%
Emerson Electric Co	1,150	$61		Stanley Black & Decker Inc	303		$22
Molex Inc	189	5
		$66		Healthcare - Products - 0.63%
Electronics - 0.34%				Baxter International Inc	604		40
Agilent Technologies Inc	445	18		Becton Dickinson and Co	328		26
Amphenol Corp	280	18		Boston Scientific Corp (a)	2,092		12
Honeywell International Inc	1,517	96		CareFusion Corp (a)	336		10
Jabil Circuit Inc	351	7		Cie Generale d'Optique Essilor International	219		22
Thermo Fisher Scientific Inc	630	40		SA
Tyco International Ltd	361	11		CR Bard Inc	203		20
		$190		Fresenius SE & Co KGaA	109		13
				Intuitive Surgical Inc (a)	73		36
Engineering & Construction - 0.07%				Luxottica Group SpA	93		4
ABB Ltd (a)	1,090	23
				Medtronic Inc	1,269		52
Aker Solutions ASA	118	2		Patterson Cos Inc	254		9
Engility Holdings Inc (a)	39	1		QIAGEN NV (a)	233		4
Jacobs Engineering Group Inc (a)	250	11
				Smith & Nephew PLC	1,226		14
Kvaerner ASA	118	—		Sonova Holding AG (a)	65		7
		$37		St Jude Medical Inc	637		23
Environmental Control - 0.10%				Stryker Corp	389		21
				Varian Medical Systems Inc (a)	305		21
Republic Services Inc	495	15
Stericycle Inc (a)	91	8		Zimmer Holdings Inc	308		20
Waste Management Inc	978	33					$354
		$56		Healthcare - Services - 0.39%
Food - 1.02%				Aetna Inc	369		17
Campbell Soup Co	329	11		Cigna Corp	494		26
Carrefour SA	397	10		Coventry Health Care Inc	200		9
				DaVita HealthCare Partners Inc (a)	203		23
Delhaize Group SA	96	4
Distribuidora Internacional de Alimentacion	397	3		Fresenius Medical Care AG & Co KGaA	201		14
SA				Humana Inc	180		12
				Laboratory Corp of America Holdings (a)	305		27
General Mills Inc	1,421	57
Hillshire Brands Co	173	5		Quest Diagnostics Inc	229		13
				Tenet Healthcare Corp (a)	381		12
HJ Heinz Co	709	41
Kellogg Co	575	32		UnitedHealth Group Inc	754		41
Koninklijke Ahold NV	1,195	16		WellPoint Inc	393		24
Kraft Foods Group Inc	513	23					$218
Kroger Co/The	1,075	28		Holding Companies - Diversified - 0.23%
Mondelez International Inc	1,540	39		Groupe Bruxelles Lambert SA	197		16
Nestle SA	1,620	106		Hutchison Whampoa Ltd	6,000		64
Safeway Inc	950	17		Swire Pacific Ltd	2,000		25
SUPERVALU Inc	600	2		Wharf Holdings Ltd	3,300		26
Sysco Corp	695	22					$131
Tesco PLC	5,941	33
Tyson Foods Inc	881	17		Home Builders - 0.03%
Whole Foods Market Inc	1,057	97		DR Horton Inc	258		5
WM Morrison Supermarkets PLC	2,530	11		Lennar Corp	278		11
		$574					$16
Food Service - 0.03%				Home Furnishings - 0.03%
Compass Group PLC	1,645	20		Electrolux AB	200		5
				Harman International Industries Inc	108		5
				Whirlpool Corp	64		7
Forest Products & Paper - 0.04%							$17
International Paper Co	211	8
MeadWestvaco Corp	98	3		Housewares - 0.01%
Stora Enso OYJ	107	1		Newell Rubbermaid Inc	260		6
Svenska Cellulosa AB	200	4
UPM-Kymmene OYJ	480	6		Insurance - 1.47%
		$22		ACE Ltd	361		29
Gas - 0.26%				Admiral Group PLC	254		5
CenterPoint Energy Inc	883	17		Aegon NV	1,388		9
Centrica PLC	4,484	25		Aflac Inc	352		19
Enagas SA	173	4		Ageas	190		6
Hong Kong & China Gas Co Ltd	12,100	33		AIA Group Ltd	18,400		73
National Grid PLC	2,219	25		Allianz SE	285		39
NiSource Inc	397	10		Allstate Corp/The	482		19
Sempra Energy	387	27		American International Group Inc (a)	200		7
Snam SpA	1,089	5		Aon PLC	355		20
		$146		Assicurazioni Generali SpA	1,940		35
				Aviva PLC	2,675		16

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)				Machinery - Diversified (continued)
AXA SA	1,380	$25		Xylem Inc/NY	345		$9
Berkshire Hathaway Inc - Class B (a)	1,243	111					$64
Chubb Corp/The	355	27
Genworth Financial Inc (a)	600	4		Media - 1.45%
				AMC Networks Inc (a)	108		5
Hartford Financial Services Group Inc	520	12
ING Groep NV (a)	3,371	32		British Sky Broadcasting Group PLC	740		9
Legal & General Group PLC	4,570	11		Cablevision Systems Corp	435		7
Lincoln National Corp	380	10		CBS Corp	1,033		39
Loews Corp	367	15		Comcast Corp - Class A	4,696		176
				DIRECTV (a)	1,499		75
Marsh & McLennan Cos Inc	482	17		Discovery Communications Inc - A Shares (a)	418		27
MetLife Inc	854	28
Muenchener Rueckversicherungs AG	164	29		Gannett Co Inc	285		5
Progressive Corp/The	788	17		ITV PLC	2,467		4
Prudential Financial Inc	442	24		McGraw-Hill Cos Inc/The	357		20
Prudential PLC	2,121	30		Modern Times Group AB	37		1
Resolution Ltd	1,236	5		News Corp - Class A	3,318		85
RSA Insurance Group PLC	3,229	7		Reed Elsevier NV	966		14
Sampo	659	21		Reed Elsevier PLC	1,680		18
Standard Life PLC	2,117	12		Scripps Networks Interactive Inc	229		13
Swiss Re AG (a)	300	22		Societe Television Francaise 1	90		1
Travelers Cos Inc/The	391	28		Time Warner Cable Inc	540		52
Unum Group	447	9		Time Warner Inc	1,600		77
XL Group PLC	427	11		Viacom Inc	1,101		58
Zurich Insurance Group AG (a)	177	47		Walt Disney Co/The	2,696		134
		$831					$820
Internet - 1.06%				Metal Fabrication & Hardware - 0.13%
Amazon.com Inc (a)	407	102		Precision Castparts Corp	329		62
eBay Inc (a)	1,638	84		Tenaris SA	402		9
Expedia Inc	164	10					$71
Google Inc (a)	404	287		Mining - 0.54%
priceline.com Inc (a)	79	49		Alcoa Inc	522		4
Symantec Corp (a)	1,401	26		Anglo American PLC	951		30
TripAdvisor Inc (a)	164	7		Antofagasta PLC	255		6
Yahoo! Inc (a)	1,729	34		BHP Billiton PLC	1,585		56
		$599		Freeport-McMoRan Copper & Gold Inc	1,465		50
Investment Companies - 0.02%				Kazakhmys PLC	218		3
Investor AB	536	14		Lonmin PLC	147		1
				Newmont Mining Corp	770		36
				Norsk Hydro ASA	956		5
Iron & Steel - 0.07%				Randgold Resources Ltd	82		8
Allegheny Technologies Inc	33	1		Rio Tinto PLC	1,038		61
ArcelorMittal	796	14		Umicore SA	116		6
Cliffs Natural Resources Inc	249	10		Vedanta Resources PLC	123		2
Nucor Corp	157	7		Vulcan Materials Co	65		3
Salzgitter AG	14	1		Xstrata PLC	1,994		35
ThyssenKrupp AG	137	3					$306
United States Steel Corp	54	1
Voestalpine AG	96	3		Miscellaneous Manufacturing - 0.74%
		$40		3M Co	838		78
				Danaher Corp	1,098		61
Leisure Products & Services - 0.02%				Eaton Corp PLC	424		23
Carnival PLC	241	9		General Electric Co	9,253		194
				Illinois Tool Works Inc	648		39
Lodging - 0.15%				ITT Corp	172		4
Accor SA	203	7		Leggett & Platt Inc	127		4
InterContinental Hotels Group PLC	333	9		Pentair Ltd	86		4
Sands China Ltd	7,600	34		Textron Inc	382		10
Starwood Hotels & Resorts Worldwide Inc	384	22					$417
Whitbread PLC	250	10		Office & Business Equipment - 0.03%
Wynn Resorts Ltd	21	3		Pitney Bowes Inc	689		7
		$85		Xerox Corp	1,871		13
Machinery - Construction & Mining - 0.23%							$20
Caterpillar Inc	1,433	128		Oil & Gas - 3.28%
				Anadarko Petroleum Corp	728		54
Machinery - Diversified - 0.11%				Apache Corp	784		62
Cummins Inc	166	18		BG Group PLC	1,949		33
Deere & Co	363	32		BP PLC	11,853		82
				Cairn Energy PLC (a)	453		2
Hexagon AB	200	5
				Chesapeake Energy Corp	1,527		25

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Chevron Corp	2,250	$243		Merck KGaA	48		$6
ConocoPhillips	1,601	93		Novartis AG	2,669		169
Denbury Resources Inc (a)	999	16		Novo Nordisk A/S	254		41
Devon Energy Corp	711	37		Pfizer Inc	9,181		230
Diamond Offshore Drilling Inc	205	14		Roche Holding AG	719		145
Eni SpA	2,073	51		Sanofi	768		73
EOG Resources Inc	383	46		Shire PLC	432		13
Exxon Mobil Corp	5,231	453					$1,788
Galp Energia SGPS SA	200	3
Hess Corp	424	22		Pipelines - 0.12%
Marathon Oil Corp	1,095	34		ONEOK Inc	200		8
Marathon Petroleum Corp	547	34		Spectra Energy Corp	614		17
Murphy Oil Corp	195	12		Williams Cos Inc/The	1,317		43
Newfield Exploration Co (a)	227	6					$68
Noble Corp	409	14		Publicly Traded Investment Fund - 0.56%
Noble Energy Inc	170	17		SPDR S&P MidCap 400 ETF Trust	37		7
Occidental Petroleum Corp	1,117	86		Technology Select Sector SPDR Fund	10,600		307
Phillips 66	800	43					$314
Pioneer Natural Resources Co	205	22
Repsol SA	237	5		Real Estate - 0.40%
Repsol SA - Rights (a)	237	—		Cheung Kong Holdings Ltd	4,000		62
Royal Dutch Shell PLC - A Shares	2,290	80		Hang Lung Group Ltd	2,000		11
Royal Dutch Shell PLC - B Shares	1,743	62		Hang Lung Properties Ltd	6,000		24
Southwestern Energy Co (a)	824	28		Henderson Land Development Co Ltd	3,133		22
Statoil ASA	959	24		IMMOFINANZ AG (a)	680		3
Total SA	1,444	75		Kerry Properties Ltd	2,000		11
Transocean Ltd	418	19		New World Development Co Ltd	7,439		12
Tullow Oil PLC	678	14		Sino Land Co Ltd	7,078		13
Valero Energy Corp	1,065	36		Sun Hung Kai Properties Ltd	3,166		48
WPX Energy Inc (a)	553	8		Swire Properties Ltd	1,400		5
		$1,855		Wheelock & Co Ltd	3,000		15
							$226
Oil & Gas Services - 0.63%
Amec PLC	280	5		REITS - 0.99%
Baker Hughes Inc	720	29		American Tower Corp	1,775		137
Cameron International Corp (a)	517	29		AvalonBay Communities Inc	180		24
Cie Generale de Geophysique - Veritas (a)	137	4		Boston Properties Inc	271		29
FMC Technologies Inc (a)	409	17		British Land Co PLC	696		6
Fugro NV	46	3		Capital Shopping Centres Group PLC	439		3
Halliburton Co	1,551	54		Corio NV	47		2
National Oilwell Varco Inc	706	48		Equity Residential	361		21
Petrofac Ltd	247	7		Fonciere Des Regions	21		2
Saipem SpA	204	8		Gecina SA	15		2
Schlumberger Ltd	2,028	140		Hammerson PLC	556		5
Subsea 7 SA	201	5		HCP Inc	541		24
Technip SA	75	9		Health Care REIT Inc	271		17
Veripos Inc (a)	20	—		Host Hotels & Resorts Inc	1,082		17
		$358		ICADE	14		1
				Kimco Realty Corp	722		14
Packaging & Containers - 0.02%				Klepierre	75		3
Ball Corp	180	8		Land Securities Group PLC	604		8
Owens-Illinois Inc (a)	86	2		Link REIT/The	5,868		29
Rexam PLC	230	1		Prologis Inc	631		23
Sealed Air Corp	94	2		Public Storage	180		26
		$13		Segro PLC	584		2
Pharmaceuticals - 3.16%				Simon Property Group Inc	451		71
Abbott Laboratories	1,769	116		Unibail-Rodamco SE	63		15
Actelion Ltd (a)	79	4		Ventas Inc	451		29
Allergan Inc/United States	550	51		Vornado Realty Trust	271		22
AmerisourceBergen Corp	374	16		Weyerhaeuser Co	902		25
AstraZeneca PLC	943	45					$557
Bayer AG	609	58		Retail - 2.10%
Bristol-Myers Squibb Co	2,999	98		Abercrombie & Fitch Co	148		7
Cardinal Health Inc	382	16		AutoZone Inc (a)	105		37
Eli Lilly & Co	1,136	56		Bed Bath & Beyond Inc (a)	365		20
Express Scripts Holding Co (a)	1,170	63		Best Buy Co Inc	372		4
GlaxoSmithKline PLC	3,502	76		CarMax Inc (a)	328		12
Johnson & Johnson	4,181	293		Cie Financiere Richemont SA	688		54
McKesson Corp	309	30		Costco Wholesale Corp	442		44
Mead Johnson Nutrition Co	397	26		CVS Caremark Corp	1,404		68
Merck & Co Inc	3,990	163		Esprit Holdings Ltd	3,433		5

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Software (continued)
Family Dollar Stores Inc	127	$8		Dun & Bradstreet Corp/The	53		$4
GameStop Corp	194	5		Intuit Inc	754		45
Gap Inc/The	391	12		Microsoft Corp	8,795		235
Hennes & Mauritz AB	740	26		Oracle Corp	4,966		165
Home Depot Inc/The	1,071	66		Sage Group PLC/The	1,121		5
Inditex SA	167	24		Salesforce.com Inc (a)	253		43
JC Penney Co Inc	196	4		SAP AG	571		46
Kingfisher PLC	1,770	8					$630
Kohl's Corp	343	15
Lowe's Cos Inc	1,401	50		Telecommunications - 1.82%
				Alcatel-Lucent/France (a)	4,658		6
Ltd Brands Inc	400	19
Macy's Inc	412	16		AT&T Inc	7,378		249
Marks & Spencer Group PLC	2,131	13		BT Group PLC	3,105		12
McDonald's Corp	1,474	130		CenturyLink Inc	1,352		53
Next PLC	193	12		Cisco Systems Inc	7,002		138
Nordstrom Inc	181	10		Corning Inc	2,623		33
Orchard Supply Hardware Stores Corp (a)	7	—		Deutsche Telekom AG	2,423		27
O'Reilly Automotive Inc (a)	179	16		Eutelsat Communications SA	62		2
PPR	54	10		France Telecom SA	1,312		14
Ross Stores Inc	357	19		Frontier Communications Corp	1,983		8
Sears Canada Inc	69	1		Inmarsat PLC	440		4
				Juniper Networks Inc (a)	1,035		20
Sears Holdings Corp (a)	163	7
Staples Inc	717	8		Koninklijke KPN NV	1,024		5
				MetroPCS Communications Inc (a)	888		9
Starbucks Corp	1,513	81
Swatch Group AG/The - BR	47	24		Millicom International Cellular SA	100		9
Target Corp	796	47		Motorola Solutions Inc	445		25
Tiffany & Co	164	9		Nokia OYJ	2,204		9
				Nortel Networks Corp (a)	38		—
TJX Cos Inc	1,133	48
Urban Outfitters Inc (a)	164	6		Portugal Telecom SGPS SA	1,019		5
Walgreen Co	797	30		SES SA	202		6
				Sprint Nextel Corp (a)	1,100		6
Wal-Mart Stores Inc	2,111	144
Yum! Brands Inc	1,008	67		Swisscom AG	59		26
		$1,186		Telecom Italia SpA	5,861		5
				Telefonaktiebolaget LM Ericsson	1,676		17
Savings & Loans - 0.02%				Telefonica SA	2,781		38
People's United Financial Inc	953	12		Telefonica SA ADR	3		—
				Telenor ASA	1,126		23
Semiconductors - 0.83%				TeliaSonera AB	3,274		22
Advanced Micro Devices Inc (a)	150	—		Verizon Communications Inc	3,260		141
Altera Corp	154	5		Vivendi SA	1,030		23
Analog Devices Inc	144	6		Vodafone Group PLC	38,004		96
Applied Materials Inc	2,708	31					$1,031
ARM Holdings PLC	1,520	19		Textiles - 0.03%
ASML Holding NV (a)	342	22		Cintas Corp	386		16
Broadcom Corp	320	11
First Solar Inc (a)	13	—
Infineon Technologies AG	1,937	16		Toys, Games & Hobbies - 0.02%
Intel Corp	7,545	156		Hasbro Inc	108		4
KLA-Tencor Corp	321	15		Mattel Inc	276		10
Lam Research Corp (a)	20	1					$14
Linear Technology Corp	58	2		Transportation - 0.56%
LSI Corp (a)	138	1		CH Robinson Worldwide Inc	351		22
MEMC Electronic Materials Inc (a)	90	—		CSX Corp	1,890		37
Microchip Technology Inc	57	2		Expeditors International of Washington Inc	315		12
Micron Technology Inc (a)	222	2		FedEx Corp	44		4
NVIDIA Corp	1,027	13		MTR Corp Ltd	4,064		16
Qualcomm Inc	2,277	141		Norfolk Southern Corp	372		23
Renewable Energy Corp ASA (a)	200	—		Union Pacific Corp	831		105
Texas Instruments Inc	778	24		United Parcel Service Inc	1,354		100
Xilinx Inc	64	2					$319
		$469
				Water - 0.02%
Shipbuilding - 0.00%				Severn Trent PLC	208		5
Huntington Ingalls Industries Inc	60	3		United Utilities Group PLC	489		6
				Veolia Environnement SA	249		3
Software - 1.11%							$14
Adobe Systems Inc (a)	798	30		TOTAL COMMON STOCKS			$23,840
Cerner Corp (a)	316	25		PREFERRED STOCKS - 0.08%	Shares Held	Value	(000	's)
Citrix Systems Inc (a)	383	25
				Automobile Manufacturers - 0.07%
Dassault Systemes SA	60	7		Porsche Automobil Holding SE	145		12

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		Principal
Automobile Manufacturers (continued)				BONDS (continued)	Amount (000's)	Value	(000	's)
Volkswagen AG	131	$30		Banks (continued)
		$42		Royal Bank of Scotland Group PLC
				2.55%, 09/18/2015	$50		$51
Media- 0.01%				Standard Chartered PLC
ProSiebenSat.1 Media AG	114	3		3.85%, 04/27/2015(b)	100		105
							$1,250
Retail - 0.00%
Orchard Supply Hardware Stores Corp (a)	7	—		Beverages - 0.05%
				Diageo Capital PLC
TOTAL PREFERRED STOCKS		$45		1.50%, 05/11/2017	30		30
	Principal
BONDS- 23.78%	Amount (000's)	Value(000	's)	Biotechnology - 0.29%
				Amgen Inc
Advertising - 0.07%				3.88%, 11/15/2021	25		27
Omnicom Group Inc				Gilead Sciences Inc
3.63%, 05/01/2022	$40	$42		4.50%, 04/01/2021	60		69
				Life Technologies Corp
Aerospace & Defense - 0.14%				6.00%, 03/01/2020	55		65
L-3 Communications Corp							$161
4.95%, 02/15/2021	50	57		Building Materials - 0.24%
United Technologies Corp				CRH America Inc
4.50%, 06/01/2042	20	22		6.00%, 09/30/2016	55		62
		$79		Holcim US Finance Sarl & Cie SCS
Agriculture - 0.13%				6.00%, 12/30/2019(b)	65		73
Altria Group Inc							$135
2.85%, 08/09/2022	25	25		Chemicals - 0.09%
Philip Morris International Inc				Syngenta Finance NV
2.50%, 08/22/2022	50	50		3.13%, 03/28/2022	50		53
		$75
Apparel - 0.13%				Commercial Services - 0.07%
LVMH Moet Hennessy Louis Vuitton SA				Verisk Analytics Inc
1.63%, 06/29/2017(b)	75	76
				5.80%, 05/01/2021	35		39
Automobile Floor Plan Asset Backed Securities - 0.18%				Computers - 0.12%
Ally Master Owner Trust				Hewlett-Packard Co
1.54%, 09/16/2019(c)	100	100
				4.65%, 12/09/2021	65		65
Banks- 2.21%				Diversified Financial Services - 1.00%
Abbey National Treasury Services				Ford Motor Credit Co LLC
PLC/London				4.21%, 04/15/2016	200		213
3.88%, 11/10/2014(b)	100	104
				General Electric Capital Corp
Australia & New Zealand Banking Group Ltd				5.30%, 02/11/2021	40		47
3.25%, 03/01/2016(b)	100	106
				5.88%, 01/14/2038	20		24
Bank of America Corp				6.00%, 08/07/2019	85		104
5.65%, 05/01/2018	80	93		Harley-Davidson Funding Corp
Barclays Bank PLC				6.80%, 06/15/2018(b)	45		55
6.05%, 12/04/2017(b)	100	111
				Macquarie Group Ltd
BNP Paribas SA				6.00%, 01/14/2020(b)	35		38
5.00%, 01/15/2021	50	56		Merrill Lynch & Co Inc
Citigroup Inc				6.88%, 04/25/2018	70		84
6.13%, 11/21/2017	35	42					$565
6.13%, 05/15/2018	11	13
8.50%, 05/22/2019	60	81		Electric - 0.49%
Cooperatieve Centrale Raiffeisen-				Eskom Holdings SOC Ltd
Boerenleenbank BA/Netherlands				5.75%, 01/26/2021(b)	200		227
3.88%, 02/08/2022	25	27		PPL WEM Holdings PLC
Credit Suisse/New York NY				3.90%, 05/01/2016(b)	50		52
5.40%, 01/14/2020	50	56					$279
6.00%, 02/15/2018	10	12
Goldman Sachs Group Inc/The				Electrical Components & Equipment - 0.09%
5.75%, 01/24/2022	115	136		Schneider Electric SA
				2.95%, 09/27/2022(b)	50		50
HSBC Holdings PLC
4.00%, 03/30/2022	45	49
JP Morgan Chase & Co				Engineering & Construction - 0.32%
3.15%, 07/05/2016	75	79		ABB Treasury Center USA Inc
6.00%, 01/15/2018	80	96		2.50%, 06/15/2016(b)	70		73
Macquarie Bank Ltd
6.63%, 04/07/2021(b)	30	33

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Engineering & Construction (continued)				Media (continued)
Heathrow Funding Ltd				NBCUniversal Media LLC
4.88%, 07/15/2023(b)	$100	$109		2.88%, 01/15/2023	$50		$50
		$182		4.38%, 04/01/2021	25		28
				5.95%, 04/01/2041	25		31
Environmental Control - 0.04%				News America Inc
Waste Management Inc				6.15%, 02/15/2041	50		63
2.90%, 09/15/2022	25	25		Time Warner Inc
				4.90%, 06/15/2042	25		27
Finance - Mortgage Loan/Banker - 1.55%							$225
Fannie Mae
0.88%, 10/26/2017	640	643		Mining - 0.21%
				Barrick Gold Corp
Freddie Mac				3.85%, 04/01/2022	40		43
3.75%, 03/27/2019	200	231		Barrick North America Finance LLC
		$874		4.40%, 05/30/2021	10		11
Food- 0.30%				Vale Overseas Ltd
Delhaize Group SA				5.63%, 09/15/2019	30		34
5.70%, 10/01/2040	57	54		Xstrata Finance Canada Ltd
Kraft Foods Group Inc				4.00%, 10/25/2022(b)	30		30
6.88%, 01/26/2039(b)	55	74					$118
Woolworths Ltd
4.00%, 09/22/2020(b)	40	43		Mortgage Backed Securities - 3.24%
				Citigroup Commercial Mortgage Trust
		$171		6.06%, 12/10/2049(c)	50		60
Forest Products & Paper - 0.21%				COMM 2007-C9 Mortgage Trust
Georgia-Pacific LLC				5.80%, 12/10/2049(c)	150		178
7.75%, 11/15/2029	25	34		COMM 2012-LC4 Mortgage Trust
8.88%, 05/15/2031	35	53		3.29%, 12/10/2044	60		64
Westvaco Corp				Commercial Mortgage Pass Through
8.20%, 01/15/2030	25	33		Certificates
		$120		2.82%, 11/15/2045(c)	57		58
				FHLMC Multifamily Structured Pass Through
Healthcare - Products - 0.08%				Certificates
Boston Scientific Corp				1.66%, 11/25/2016	175		180
6.00%, 01/15/2020	40	47		1.88%, 05/25/2019	109		112
				2.09%, 03/25/2019(c)	66		69
Healthcare - Services - 0.28%				2.32%, 10/25/2018	65		69
Cigna Corp				2.37%, 05/25/2022(c)	250		254
2.75%, 11/15/2016	60	63		2.40%, 06/25/2022	195		198
Coventry Health Care Inc				2.79%, 01/25/2022(c)	125		132
5.45%, 06/15/2021	45	54		JP Morgan Chase Commercial Mortgage
UnitedHealth Group Inc				Securities Corp
1.40%, 10/15/2017	25	25		4.17%, 08/15/2046	90		103
2.75%, 02/15/2023	15	15		4.39%, 07/15/2046(b)	125		144
		$157		UBS-Barclays Commercial Mortgage Trust
				3.53%, 05/10/2063	35		38
Insurance - 0.93%				Wells Fargo Commercial Mortgage Trust
Aegon NV				2.92%, 10/15/2045	62		64
4.63%, 12/01/2015	50	54		WFRBS Commercial Mortgage Trust 2012-
Berkshire Hathaway Inc				C7
3.75%, 08/15/2021	90	99		3.43%, 06/15/2045(c)	99		107
CNA Financial Corp							$1,830
5.75%, 08/15/2021	60	70
Genworth Financial Inc				Oil & Gas - 0.56%
7.20%, 02/15/2021	35	38		BP Capital Markets PLC
Hartford Financial Services Group Inc				3.25%, 05/06/2022	50		53
5.50%, 03/30/2020	35	41		Murphy Oil Corp
MetLife Inc				4.00%, 06/01/2022	50		50
7.72%, 02/15/2019	25	33		Petroleos Mexicanos
Nationwide Financial Services Inc				4.88%, 01/24/2022	140		158
5.38%, 03/25/2021(b)	25	27		Phillips 66
Pacific LifeCorp				4.30%, 04/01/2022(b)	50		56
6.00%, 02/10/2020(b)	50	56					$317
Prudential Financial Inc				Oil & Gas Services - 0.06%
7.38%, 06/15/2019	85	108		FMC Technologies Inc
		$526		3.45%, 10/01/2022	30		31
Media- 0.40%
DIRECTV Holdings LLC / DIRECTV				Other Asset Backed Securities - 0.66%
Financing Co Inc				CenterPoint Energy Transition Bond Co LLC
3.80%, 03/15/2022	25	26		2.16%, 10/15/2021	100		104

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Other Asset Backed Securities (continued)				Sovereign (continued)
PSE&G Transition Funding LLC				Brazilian Government International Bond
6.75%, 06/15/2016	$250	$267		4.88%, 01/22/2021		$100		$120
		$371		Mexico Government International Bond
				3.63%, 03/15/2022		100		109
Packaging & Containers - 0.18%				Peruvian Government International Bond
Bemis Co Inc				8.75%, 11/21/2033		50		87
4.50%, 10/15/2021	40	43		Poland Government International Bond
Sonoco Products Co				5.00%, 03/23/2022		130		154
5.75%, 11/01/2040	50	58		Spain Government Bond
		$101		4.75%, 07/30/2014	EUR	2,700		3,664
Pharmaceuticals - 0.26%								$4,252
Sanofi				Telecommunications - 0.36%
4.00%, 03/29/2021	55	63		AT&T Inc
Teva Pharmaceutical Finance IV BV				5.35%, 09/01/2040		$50		58
3.65%, 11/10/2021	80	85		6.30%, 01/15/2038		10		13
		$148		Deutsche Telekom International Finance BV
Pipelines - 0.41%				8.75%, 06/15/2030(c)		20		30
Enterprise Products Operating LLC				Motorola Solutions Inc
5.25%, 01/31/2020	45	54		3.75%, 05/15/2022		50		51
6.50%, 01/31/2019	35	44		Nippon Telegraph & Telephone Corp
Kinder Morgan Energy Partners LP				1.40%, 07/18/2017		50		51
5.95%, 02/15/2018	25	30						$203
Plains All American Pipeline LP / PAA				TOTAL BONDS				$13,431
Finance Corp					Principal
6.70%, 05/15/2036	65	83		MUNICIPAL BONDS - 0.37%	Amount (000's)		Value	(000	's)
8.75%, 05/01/2019	15	20		California - 0.10%
		$231		State of California
Real Estate - 0.06%				6.65%, 03/01/2022		$45		$56
Brookfield Asset Management Inc
5.80%, 04/25/2017	30	34		Georgia - 0.14%
				Municipal Electric Authority of Georgia
REITS- 0.16%				6.64%, 04/01/2057		25		30
Boston Properties LP				6.66%, 04/01/2057		40		47
3.85%, 02/01/2023	50	52						$77
Dexus Diversified Trust / Dexus Office Trust
5.60%, 03/15/2021(b)	35	38		Illinois - 0.02%
				City of Chicago IL O'Hare International
		$90		Airport Revenue
Retail - 0.41%				6.40%, 01/01/2040		10		13
CVS Pass-Through Trust
6.04%, 12/10/2028	46	54		New York - 0.11%
8.35%, 07/10/2031(b)	9	13
				City of New York NY
Gap Inc/The				5.97%, 03/01/2036		25		32
5.95%, 04/12/2021	45	52		New York City Transitional Finance Authority
Macy's Retail Holdings Inc				Future Tax Secured Revenue
3.88%, 01/15/2022	45	48		5.27%, 05/01/2027		25		30
Wal-Mart Stores Inc								$62
5.25%, 09/01/2035	15	18
Wesfarmers Ltd				TOTAL MUNICIPAL BONDS				$208
2.98%, 05/18/2016(b)	30	31		U.S. GOVERNMENT & GOVERNMENT	Principal
Yum! Brands Inc				AGENCY OBLIGATIONS - 27.85%	Amount (000's)		Value	(000	's)
6.88%, 11/15/2037	10	14		Federal Home Loan Mortgage Corporation (FHLMC) - 2.51%
		$230
				2.45%, 01/01/2036(c)		$135		$144
Savings & Loans - 0.21%				2.45%, 03/01/2037(c)		174		185
Nationwide Building Society				2.49%, 01/01/2037(c)		172		182
6.25%, 02/25/2020(b),(d)	100	118		3.50%, 01/01/2042(e)		105		112
				3.50%, 08/01/2042		114		122
				4.00%, 12/01/2041		101		108
Software - 0.06%				5.00%, 10/01/2040		253		281
Fiserv Inc				6.00%, 08/01/2037		68		74
3.13%, 06/15/2016	30	31		6.00%, 11/01/2037		49		53
				6.50%, 09/01/2036		92		103
Sovereign - 7.53%				7.50%, 05/01/2035		14		18
Banco Nacional de Desenvolvimento				8.00%, 08/01/2032		15		18
Economico e Social				8.50%, 08/01/2031		15		19
5.50%, 07/12/2020(b)	100	118						$1,419

See accompanying notes

Schedule of Investments
Asset Allocation Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) - 7.47%				Banks (continued)
2.33%, 05/01/2035(c)	$74	$79		Investment in Joint Trading Account; JP	$679	$679
3.50%, 11/01/2042	474	513		Morgan Repurchasae Agreement; 0.18%
3.50%, 11/01/2042	205	221		dated 12/31/2012 maturing 01/02/2013
3.50%, 12/01/2042	290	314		(collateralized by US Government
3.50%, 01/01/2043(e)	255	272		Securities; $692,238; 0.00% - 6.25%; dated
4.00%, 11/01/2041	76	82		10/28/13 - 07/15/32)
4.00%, 12/01/2041	305	328		Investment in Joint Trading Account; Merrill	840	840
4.22%, 07/01/2039(c)	81	86		Lynch Repurchase Agreement; 0.12%
4.50%, 09/01/2022	89	96		dated 12/31/2012 maturing 01/02/2013
4.50%, 08/01/2040	38	42		(collateralized by US Government
4.50%, 07/01/2041	435	477		Securities; $857,056; 0.00% - 9.38%; dated
4.50%, 07/01/2041	199	216		01/02/13 - 01/22/37)
4.50%, 08/01/2041	60	66				$2,002
4.50%, 10/01/2041	102	110		TOTAL REPURCHASE AGREEMENTS		$2,002
5.00%, 04/01/2039	48	55		Total Investments		$55,262
5.00%, 03/01/2041	303	334		Other Assets in Excess of Liabilities, Net - 2.18%		$1,234
5.50%, 05/01/2037	292	323		TOTAL NET ASSETS - 100.00%		$56,496
5.50%, 02/01/2038	257	283
6.00%, 01/01/2038	125	136
6.50%, 12/01/2032	103	117		(a) Non-Income Producing Security
7.00%, 04/01/2023	1	1		(b)		Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 08/01/2037	27	33		1933. These securities may be resold in transactions exempt from
8.00%, 04/01/2033	14	18		registration, normally to qualified institutional buyers. Unless otherwise
8.50%, 10/01/2032	14	17		indicated, these securities are not considered illiquid. At the end of the
		$4,219		period, the value of these securities totaled $1,960 or 3.47% of net assets.
Government National Mortgage Association (GNMA) - 2.21%				(c)	Variable Rate. Rate shown is in effect at December 31, 2012.
				(d) Security is Illiquid
4.00%, 01/01/2042(e)	500	548		(e)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.00%, 04/20/2042	466	508		Notes to Financial Statements for additional information.
4.50%, 04/15/2039	91	100		(f)	Rate shown is the discount rate of the original purchase.
4.50%, 08/15/2039	81	90
		$1,246
U.S. Treasury - 14.71%				Portfolio Summary (unaudited)
0.50%, 08/15/2014	1,150	1,155		Sector		Percent
0.88%, 11/30/2016	1,340	1,359		Government		24.75%
0.88%, 04/30/2017	740	749		Financial		16.96%
1.25%, 10/31/2015	1,517	1,555		Mortgage Securities		15.43%
2.25%, 01/31/2015	1,221	1,271		Consumer, Non-cyclical		10.05%
2.25%, 03/31/2016	230	244		Consumer, Cyclical		5.35%
3.00%, 09/30/2016	560	612		Communications		5.30%
3.13%, 11/15/2041	260	272		Energy		5.09%
3.50%, 02/15/2039	565	639		Technology		4.39%
3.88%, 08/15/2040	380	457		Industrial		4.13%
		$8,313		Utilities		2.24%
				Basic Materials		2.13%
U.S. Treasury Bill - 0.95%				Asset Backed Securities		0.84%
0.10%, 06/06/2013(f)	520	519
0.13%, 02/21/2013(f)	20	20		Exchange Traded Funds		0.56%
				Diversified		0 .23%
		$539		Revenue Bonds		0.21%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				General Obligation Unltd		0.16%
OBLIGATIONS		$15,736		Other Assets in Excess of Liabilities, Net		2.18%
	Maturity			TOTAL NET ASSETS		100.00%
REPURCHASE AGREEMENTS - 3.54%	Amount (000's)	Value(000	's)
Banks- 3.54%
Investment in Joint Trading Account; Credit	$362	$362
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $369,193; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	122	121
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $123,943; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)

See accompanying notes

Schedule of Investments Asset Allocation Account December 31, 2012

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept In Exchange For			Fair Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon		01/17/2013		11,614	$12	$12	$—
British Pound	Deutsche Bank AG		01/17/2013		231,740	376	376	—
British Pound	Goldman Sachs & Co		01/17/2013		88,248	143	143	—
British Pound	UBS AG		01/17/2013		112,983	184	184	—
Euro	Goldman Sachs & Co		01/17/2013		135,402	179	179	—
Euro	UBS AG		01/17/2013		266,962	352	352	—
Japanese Yen	Goldman Sachs & Co		01/17/2013		16,227,488	193	187	(6)
Japanese Yen	UBS AG		01/17/2013		127,949,579	1,524	1,477	(47)
Singapore Dollar	JP Morgan Securities		01/17/2013		115,351	95	95	—
Singapore Dollar	UBS AG		01/17/2013		63,637	52	52	—
Swedish Krona	UBS AG		01/17/2013		620,398	93	95	2
Total								$(51)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver In Exchange For			Fair Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank AG		01/17/2013		365,313	$384	$379	$5
Canadian Dollar	Bank of America NA		01/17/2013		1,148,597	1,165	1,154	11
Euro	Deutsche Bank AG		01/17/2013		1,269,170	1,677	1,675	2
Euro	Goldman Sachs & Co		01/17/2013		1,281,741	1,694	1,692	2
Hong Kong Dollar	Bank of New York Mellon		01/17/2013		2,314,735	299	299	—
Mexican Peso	Royal Bank of Scotland PLC		01/17/2013		1,169,188	91	90	1
Norwegian Krone	JP Morgan Securities		01/17/2013		566,136	101	102	(1)
Total								$20

All dollar amounts are shown in thousands (000's)

Futures Contracts

								Unrealized
Type	Long/Short		Contracts		Notional Value	Fair Value		Appreciation/(Depreciation)
Amsterdam Index; January 2013		Long		1	$91		$91	$—
Australia 10 Year Bond; March 2013		Long		10	1,293		1,281	(12)
CAC 40 10 Euro; January 2013		Long		24	1,148		1,154	6
DAX Index: March 2013		Long		7	1,754		1,760	6
eMini MSCI Emerging Market; March 2013		Long		3	157		161	4
Euro Bund 10 Year Bund; March 2013		Short		9	1,718		1,730	(12)
FTSE 100; March 2013		Long		8	766		760	(6)
FTSE China A50; January 2013		Long		70	553		583	30
FTSE MIB Index; March 2013		Long		7	750		753	3
Hang Seng Index; January 2013		Short		3	439		439	—
IBEX 35 Index; January 2013		Long		7	738		746	8
MSCI Singapore Index; January 2013		Long		3	177		177	—
OMXS30 Index; January 2013		Long		7	119		119	—
S&P 500 Emini; March 2013		Long		43	3,099		3,053	(46)
SPI 200; March 2013		Short		3	359		360	(1)
TOPIX Index; March 2013		Long		19	1,725		1,889	164
US 10 Year Note; March 2013		Short		22	2,935		2,921	14
US 2 Year Note; March 2013		Short		14	3,087		3,087	—
US 5 Year Note; March 2013		Short		63	7,859		7,838	21
US Ultra Bond; March 2013		Long		12	1,976		1,951	(25)
Yen Denom Nikkei; March 2013		Long		6	330		365	35
Total								$189
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

COMMON STOCKS - 62.09%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.12%				Chemicals - 2.45%
Omnicom Group Inc	1,189	$59		Agrium Inc	335		$33
				BASF SE ADR	251		24
				CF Industries Holdings Inc	1,693		344
Aerospace & Defense - 1.63%				Eastman Chemical Co	1,902		129
BAE Systems PLC ADR	787	18		Georgia Gulf Corp	960		40
Boeing Co/The	3,637	274
General Dynamics Corp	1,548	107		Koninklijke DSM NV ADR	1,152		18
				LyondellBasell Industries NV	3,614		206
Lockheed Martin Corp	2,316	214		Monsanto Co	1,481		140
Raytheon Co	1,112	64
Triumph Group Inc	1,275	83		PPG Industries Inc	684		93
				Sherwin-Williams Co/The	1,040		160
United Technologies Corp	504	41		Westlake Chemical Corp	199		16
		$801					$1,203
Agriculture - 1.14%
British American Tobacco PLC ADR	473	48		Commercial Services - 1.41%
				ADT Corp/The	3,604		168
Imperial Tobacco Group PLC ADR	423	33		CoreLogic Inc/United States (a)	8,438		227
Philip Morris International Inc	5,710	477		Equifax Inc	2,273		123
		$558		H&R Block Inc	2,817		52
Airlines - 0.11%				Huron Consulting Group Inc (a)	1,030		35
Copa Holdings SA	544	54		Lender Processing Services Inc	1,590		39
				PAREXEL International Corp (a)	1,020		30
				RPX Corp (a)	2,160		20
Automobile Manufacturers - 0.21%							$694
Nissan Motor Co Ltd ADR	1,223	23
Tata Motors Ltd ADR	341	10		Computers - 5.38%
Toyota Motor Corp ADR	390	37		Accenture PLC - Class A	4,410		293
Volkswagen AG ADR	711	31		Apple Inc	2,230		1,189
		$101		CACI International Inc (a)	480		26
				EMC Corp/MA (a)	18,232		461
Automobile Parts & Equipment - 0.07%				International Business Machines Corp	598		115
Delphi Automotive PLC (a)	951	36
				Lenovo Group Ltd ADR	753		14
				Manhattan Associates Inc (a)	760		46
Banks - 5.55%				NetApp Inc (a)	4,932		165
Australia & New Zealand Banking Group Ltd	1,185	31		Netscout Systems Inc (a)	1,730		45
ADR				Sykes Enterprises Inc (a)	2,016		31
Capital Bank Financial Corp (a)	2,200	38		Synopsys Inc (a)	8,206		261
Capital One Financial Corp	4,056	235					$2,646
Citigroup Inc	1,452	57		Consumer Products - 0.19%
Credicorp Ltd	105	15		Jarden Corp (a)	827		43
DBS Group Holdings Ltd ADR	740	36		Prestige Brands Holdings Inc (a)	2,600		52
Fifth Third Bancorp	15,397	234
Goldman Sachs Group Inc/The	2,703	345					$95
Grupo Financiero Banorte SAB de CV ADR	649	21		Cosmetics & Personal Care - 0.03%
HSBC Holdings PLC ADR	834	44		Procter & Gamble Co/The	228		16
ICICI Bank Ltd ADR	579	25
JP Morgan Chase & Co	14,807	651
Mitsubishi UFJ Financial Group Inc ADR	5,863	32		Distribution & Wholesale - 0.25%
PacWest Bancorp	1,351	34		Marubeni Corp ADR	267		19
Royal Bank of Canada	285	17		Sumitomo Corp ADR	2,303		29
				WESCO International Inc (a)	1,092		74
Standard Chartered PLC	703	18
Sumitomo Mitsui Financial Group Inc ADR	4,422	33					$122
Susquehanna Bancshares Inc	4,720	50		Diversified Financial Services - 1.76%
Swedbank AB ADR	886	18		Calamos Asset Management Inc	1,960		21
US Bancorp	18,220	582		Discover Financial Services	13,518		521
Webster Financial Corp	1,860	38		Medley Capital Corp	2,840		41
Wells Fargo & Co	5,045	172		ORIX Corp ADR	508		29
		$2,726		Portfolio Recovery Associates Inc (a)	470		50
Beverages - 0.71%				T Rowe Price Group Inc	3,083		201
Anheuser-Busch InBev NV ADR	531	46					$863
Coca-Cola Co/The	3,929	143		Electric - 0.87%
Constellation Brands Inc (a)	4,528	160		Avista Corp	1,650		40
		$349		DTE Energy Co	1,690		101
Biotechnology - 2.22%				NRG Energy Inc	1,172		27
Amgen Inc	6,927	598		NV Energy Inc	1,080		20
Ariad Pharmaceuticals Inc (a)	830	16		Pinnacle West Capital Corp	4,130		211
Gilead Sciences Inc (a)	5,563	408		PPL Corp	1,085		31
Medicines Co/The (a)	530	13					$430
Myriad Genetics Inc (a)	1,697	46		Electrical Components & Equipment - 0.38%
Puma Biotechnology Inc (a)	463	9		Energizer Holdings Inc	997		80
		$1,090		Hitachi Ltd ADR	592		35

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electrical Components & Equipment (continued)				Insurance (continued)
Hubbell Inc	846	$71		Symetra Financial Corp	1,830		$24
		$186					$805
Electronics - 1.12%				Internet - 1.88%
Fluidigm Corp (a)	1,250	18		Expedia Inc	3,557		219
Honeywell International Inc	7,548	479		Google Inc (a)	174		124
OSI Systems Inc (a)	190	12		IAC/InterActiveCorp	6,959		329
Tyco International Ltd	1,493	44		Symantec Corp (a)	13,360		251
		$553					$923
Engineering & Construction - 0.39%				Investment Companies - 0.09%
Chicago Bridge & Iron Co NV ADR	1,512	70		Prospect Capital Corp	4,180		46
EMCOR Group Inc	1,490	52
KBR Inc	1,803	54		Leisure Products & Services - 0.07%
Vinci SA ADR	1,204	14		Arctic Cat Inc (a)	1,000		33
		$190
Entertainment - 0.08%				Lodging - 0.12%
Dolby Laboratories Inc	1,307	38		Wyndham Worldwide Corp	1,064		57
Food - 0.66%				Media - 2.14%
ConAgra Foods Inc	4,354	128		Comcast Corp - Class A	17,562		656
Fresh Del Monte Produce Inc	1,270	34		DIRECTV (a)	1,247		63
Ingredion Inc	1,057	68		News Corp - Class A	10,906		279
Kroger Co/The	1,747	45		Time Warner Cable Inc	571		55
Nestle SA ADR	781	51					$1,053
		$326
				Metal Fabrication & Hardware - 0.10%
Forest Products & Paper - 0.33%				Mueller Industries Inc	960		48
Domtar Corp	271	23
International Paper Co	3,529	140
		$163		Mining - 0.18%
				BHP Billiton Ltd ADR	274		22
Gas - 0.07%				Golden Star Resources Ltd (a)	14,610		27
National Grid PLC ADR	561	32		Rio Tinto PLC ADR	387		22
				Yamana Gold Inc	995		17
Healthcare - Products - 0.14%							$88
Orthofix International NV (a)	940	37
Symmetry Medical Inc (a)	3,230	34		Miscellaneous Manufacturing - 1.36%
				Barnes Group Inc	1,926		43
		$71		Danaher Corp	5,336		298
Healthcare - Services - 1.44%				Dover Corp	477		32
Centene Corp (a)	560	23		General Electric Co	13,065		274
Cigna Corp	3,025	162		Movado Group Inc	690		21
HCA Holdings Inc	4,559	137					$668
HealthSouth Corp (a)	1,930	41
				Oil & Gas - 5.76%
UnitedHealth Group Inc	6,339	344		Cenovus Energy Inc	374		13
		$707		Chevron Corp	5,047		546
Holding Companies - Diversified - 0.08%				CNOOC Ltd ADR	109		24
National Bank Holdings Corp	2,100	40		ConocoPhillips	3,000		174
				Energen Corp	889		40
				Eni SpA ADR	271		13
Home Builders - 0.53%				Ensco PLC	1,884		112
MDC Holdings Inc	680	25		EPL Oil & Gas Inc (a)	1,940		44
Pulte Group Inc (a)	13,120	238
				Exxon Mobil Corp	4,546		393
		$263		Hess Corp	4,010		212
Home Furnishings - 0.43%				HollyFrontier Corp	923		43
				Kodiak Oil & Gas Corp (a)	4,970		44
Whirlpool Corp	2,056	209
				Marathon Oil Corp	2,376		73
				Marathon Petroleum Corp	5,236		330
Insurance - 1.64%				Noble Corp	1,174		41
Allstate Corp/The	8,463	340		Phillips 66	5,224		277
Alterra Capital Holdings Ltd	1,870	53		Pioneer Natural Resources Co	363		39
Berkshire Hathaway Inc - Class B (a)	309	28		Rosetta Resources Inc (a)	882		40
Hannover Rueckversicherung AG ADR	460	18		Royal Dutch Shell PLC ADR	217		15
Horace Mann Educators Corp	2,290	46		Seadrill Ltd	717		26
MetLife Inc	967	32		Statoil ASA ADR	1,047		26
Montpelier Re Holdings Ltd ADR	970	22		Suncor Energy Inc	1,019		34
Protective Life Corp	1,348	38		Tesoro Corp	5,634		248
Prudential Financial Inc	3,517	187		Western Refining Inc	900		25
Sampo ADR	1,054	17					$2,832

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services - 0.50%				Retail (continued)
Flotek Industries Inc (a)	3,791	$46		Lowe's Cos Inc	2,883		$102
Oil States International Inc (a)	2,693	193		Macy's Inc	7,656		299
Technip SA ADR	290	9		Nu Skin Enterprises Inc	756		28
		$248		Office Depot Inc (a)	11,600		38
				Red Robin Gourmet Burgers Inc (a)	1,467		52
Packaging & Containers - 0.10%				TJX Cos Inc	3,765		160
Bemis Co Inc	1,013	34		Walgreen Co	4,023		149
Rexam PLC ADR	469	17		Wal-Mart Stores Inc	8,805		601
		$51					$3,024
Pharmaceuticals - 3.34%				Savings & Loans - 0.08%
Achillion Pharmaceuticals Inc (a)	1,830	15
				Oritani Financial Corp	2,690		41
AmerisourceBergen Corp	1,062	46
Array BioPharma Inc (a)	4,540	17
Catamaran Corp (a)	1,209	57		Semiconductors - 0.57%
Eli Lilly & Co	11,136	549		ARM Holdings PLC ADR	658		25
Herbalife Ltd	1,216	40		Avago Technologies Ltd	649		21
MAP Pharmaceuticals Inc (a)	1,104	17		Broadcom Corp	3,017		100
McKesson Corp	3,159	306		Entegris Inc (a)	4,700		43
Medivation Inc (a)	180	9		KLA-Tencor Corp	807		38
Merck & Co Inc	1,608	66		Taiwan Semiconductor Manufacturing Co Ltd	1,189		20
Novartis AG ADR	270	17		ADR
Novo Nordisk A/S ADR	351	57		Teradyne Inc (a)	1,986		34
Onyx Pharmaceuticals Inc (a)	110	8		Tower Semiconductor Ltd - Warrants (a),(b)	1,587		—
Pfizer Inc	6,635	167					$281
Pharmacyclics Inc (a)	190	11
				Software - 2.47%
Questcor Pharmaceuticals Inc	120	3		Acxiom Corp (a)	2,440		43
Roche Holding AG ADR	822	42		Aspen Technology Inc (a)	1,680		46
Sanofi ADR	742	35		BMC Software Inc (a)	5,816		231
Shire PLC ADR	356	33
Watson Pharmaceuticals Inc (a)	1,716	148		CA Inc	3,194		70
				CommVault Systems Inc (a)	480		33
		$1,643		MedAssets Inc (a)	1,400		23
Pipelines - 0.05%				Microsoft Corp	23,705		634
TransCanada Corp	540	26		MicroStrategy Inc (a)	180		17
				SAP AG ADR	426		34
				VMware Inc (a)	857		81
Private Equity - 0.06%							$1,212
American Capital Ltd (a)	2,403	29
				Telecommunications - 2.97%
				Arris Group Inc (a)	3,200		48
Publicly Traded Investment Fund - 0.10%				AT&T Inc	2,544		86
iShares Russell 1000 Growth Index Fund	718	47		BT Group PLC ADR	494		19
				China Mobile Ltd ADR	581		34
Real Estate - 0.10%				Cisco Systems Inc	29,984		589
Brookfield Asset Management Inc	1,300	48		Consolidated Communications Holdings Inc	1,710		27
				Nippon Telegraph & Telephone Corp ADR	745		16
				Plantronics Inc	1,090		40
REITS - 1.92%				RF Micro Devices Inc (a)	9,120		41
American Tower Corp	692	53		Sprint Nextel Corp (a)	4,474		25
Brandywine Realty Trust	3,470	42		Telecom Corp of New Zealand Ltd ADR	1,860		17
Essex Property Trust Inc	212	31
Federal Realty Investment Trust	306	32		Telstra Corp Ltd ADR	798		18
First Industrial Realty Trust Inc (a)	3,400	48		Verizon Communications Inc	10,994		476
Simon Property Group Inc	2,910	460		Vodafone Group PLC ADR	988		25
STAG Industrial Inc	1,309	24					$1,461
Starwood Property Trust Inc	1,900	44		Textiles - 0.02%
Taubman Centers Inc	2,699	212		G&K Services Inc	300		10
		$946
Retail - 6.15%				Transportation - 0.45%
American Eagle Outfitters Inc	2,176	45		Canadian National Railway Co	499		45
ANN Inc (a)	1,360	46		Canadian Pacific Railway Ltd	244		25
Brinker International Inc	3,824	118		Celadon Group Inc	2,277		41
Cie Financiere Richemont SA ADR	4,430	34		United Parcel Service Inc	1,513		112
Conn's Inc (a)	1,620	50					$223
CVS Caremark Corp	8,103	392
Dillard's Inc	702	59		Water - 0.12%
Foot Locker Inc	3,494	112		American Water Works Co Inc	1,090		40
Gap Inc/The	5,915	183		United Utilities Group PLC ADR	763		17
Home Depot Inc/The	8,022	496					$57
Hot Topic Inc	4,780	46		TOTAL COMMON STOCKS			$30,521
Inditex SA ADR	486	14

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS- 20.70%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Advertising - 0.10%				Banks- 2.52%
Interpublic Group of Cos Inc/The				ABN Amro North American Holding Preferred
4.00%, 03/15/2022	$5	$5		Capital Repackage Trust I
6.25%, 11/15/2014	5	6		3.41%, 12/29/2049(c),(e)	$40		$40
10.00%, 07/15/2017	35	38		Ally Financial Inc
		$49		5.50%, 02/15/2017	5		5
				8.00%, 03/15/2020	10		12
Aerospace & Defense - 0.26%				Associated Banc-Corp
Air 2 US				5.13%, 03/28/2016	65		71
8.03%, 10/01/2019(c),(d)	18	19
				Banco de Credito del Peru/Panama
General Dynamics Corp				5.38%, 09/16/2020(c)	10		11
1.00%, 11/15/2017	40	40		Bank of America Corp
3.60%, 11/15/2042	15	14		5.65%, 05/01/2018	70		82
United Technologies Corp				5.70%, 01/24/2022	15		18
1.20%, 06/01/2015	10	10		5.88%, 02/07/2042	10		13
1.80%, 06/01/2017	15	15		6.00%, 09/01/2017	15		18
4.50%, 06/01/2042	25	28		Bank of Nova Scotia
		$126		1.38%, 12/18/2017	30		30
Agriculture - 0.17%				Capital One Financial Corp
Altria Group Inc				1.00%, 11/06/2015	15		15
2.85%, 08/09/2022	35	35		CIT Group Inc
4.25%, 08/09/2042	15	14		5.00%, 08/15/2022	10		11
Philip Morris International Inc				6.63%, 04/01/2018(c)	5		6
2.50%, 05/16/2016	15	16		Citigroup Inc
6.38%, 05/16/2038	15	20		4.45%, 01/10/2017	20		22
		$85		4.50%, 01/14/2022	45		50
				5.13%, 05/05/2014	1		1
Airlines - 0.01%				5.88%, 01/30/2042	15		19
US Airways 2001-1G Pass Through Trust				6.38%, 08/12/2014	50		54
7.08%, 09/20/2022(d)	2	3		City National Corp/CA
				5.25%, 09/15/2020	35		39
Automobile Asset Backed Securities - 0.71%				Goldman Sachs Group Inc/The
Ally Auto Receivables Trust 2010-5				3.63%, 02/07/2016	45		48
1.11%, 01/15/2015(e)	14	15		5.75%, 01/24/2022	35		41
AmeriCredit Automobile Receivables Trust				6.25%, 02/01/2041	5		6
2012-1				HBOS Capital Funding No2 LP
0.91%, 10/08/2015(e)	37	37		6.07%, 06/29/2049(c),(e)	5		4
AmeriCredit Automobile Receivables Trust				JP Morgan Chase & Co
2012-2				2.00%, 08/15/2017	60		61
0.76%, 10/08/2015	141	141		5.40%, 01/06/2042	30		36
AmeriCredit Automobile Receivables Trust				5.60%, 07/15/2041	5		6
2012-3				Morgan Stanley
0.71%, 12/08/2015(e)	50	50		4.88%, 11/01/2022	80		83
Mercedes-Benz Auto Lease Trust 2012-A				6.38%, 07/24/2042	20		24
0.66%, 04/15/2014(e)	25	25		PNC Financial Services Group Inc
				6.75%, 08/01/2049(e)	45		51
Nissan Auto Lease Trust
0.37%, 07/15/2014(e)	23	23		PNC Funding Corp
Santander Drive Auto Receivables Trust				5.25%, 11/15/2015	15		17
0.91%, 05/15/2015(e)	31	31		RBS Capital Trust III
Santander Drive Auto Receivables Trust 2011-				5.51%, 09/29/2049	10		8
2				Regions Financial Corp
1.04%, 04/15/2014	28	28		5.75%, 06/15/2015	50		54
		$350		Royal Bank of Scotland Group PLC
				2.55%, 09/18/2015	55		56
Automobile Floor Plan Asset Backed Securities - 0.70%				6.13%, 12/15/2022	60		63
Ally Master Owner Trust				Royal Bank of Scotland PLC/The
1.08%, 01/15/2016(e)	100	101		4.88%, 03/16/2015	50		54
GE Dealer Floorplan Master Note Trust				Santander US Debt SAU
0.81%, 07/20/2016(e)	200	201		2.99%, 10/07/2013(c)	100		100
Nissan Master Owner Trust Receivables				Wells Fargo & Co
0.68%, 05/15/2017(e)	40	40		1.50%, 01/16/2018	10		10
		$342					$1,239
Automobile Manufacturers - 0.04%				Beverages - 0.25%
Ford Motor Co				Anheuser-Busch InBev Worldwide Inc
7.40%, 11/01/2046	15	19		1.38%, 07/15/2017	15		15
				2.50%, 07/15/2022	20		20
Automobile Parts & Equipment - 0.01%				5.38%, 01/15/2020	5		6
GT 2005 Bonds BV				Constellation Brands Inc
8.00%, 07/21/2014(e)	5	5		4.63%, 03/01/2023	15		16

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Beverages (continued)				Commercial Services (continued)
Corp Lindley SA				United Rentals North America Inc
6.75%, 11/23/2021(c)	$15	$17		(continued)
6.75%, 11/23/2021	20	23		8.25%, 02/01/2021	$10		$11
Heineken NV							$98
1.40%, 10/01/2017(c)	25	25
		$122		Computers - 0.21%
				Affiliated Computer Services Inc
Biotechnology - 0.28%				5.20%, 06/01/2015	35		38
Celgene Corp				Hewlett-Packard Co
1.90%, 08/15/2017	20	20		3.00%, 09/15/2016	5		5
Genzyme Corp				3.30%, 12/09/2016	10		10
5.00%, 06/15/2020	15	18		NCR Corp
Gilead Sciences Inc				4.63%, 02/15/2021(c)	5		5
3.05%, 12/01/2016	10	11		NetApp Inc
4.40%, 12/01/2021	40	45		2.00%, 12/15/2017	10		10
5.65%, 12/01/2041	10	12		Seagate HDD Cayman
Life Technologies Corp				6.88%, 05/01/2020	25		27
6.00%, 03/01/2020	25	30		Spansion LLC
		$136		7.88%, 11/15/2017	10		10
Building Materials - 0.08%							$105
Cimento Tupi SA				Diversified Financial Services - 0.59%
9.75%, 05/11/2018(c)	3	3		Aircastle Ltd
CRH America Inc				7.63%, 04/15/2020	5		5
8.13%, 07/15/2018	25	30		9.75%, 08/01/2018	15		17
Owens Corning				American Express Credit Corp
4.20%, 12/15/2022	5	5		2.80%, 09/19/2016	20		21
		$38		Credit Acceptance Corp
				9.13%, 02/01/2017	10		11
Chemicals - 0.21%				General Electric Capital Corp
Agrium Inc				1.00%, 12/11/2015	10		10
3.15%, 10/01/2022	15	15		6.15%, 08/07/2037	25		31
CF Industries Inc				6.38%, 11/15/2067(e)	50		53
7.13%, 05/01/2020	10	13		Icahn Enterprises LP / Icahn Enterprises
Dow Chemical Co/The				Finance Corp
3.00%, 11/15/2022	30	30		8.00%, 01/15/2018	10		11
4.38%, 11/15/2042	5	5		International Lease Finance Corp
7.38%, 11/01/2029	10	13		6.25%, 05/15/2019	5		5
Potash Corp of Saskatchewan Inc				8.62%, 09/15/2015(e)	5		6
5.88%, 12/01/2036	5	6		John Deere Capital Corp
Rockwood Specialties Group Inc				0.88%, 04/17/2015	15		15
4.63%, 10/15/2020	5	5		SquareTwo Financial Corp
Taminco Acquisition Corp				11.63%, 04/01/2017	5		5
9.13%, PIK 9.88%, 12/15/2017(c),(f)	5	5
				Toyota Motor Credit Corp
Taminco Global Chemical Corp				0.88%, 07/17/2015	15		15
9.75%, 03/31/2020(c)	10	11
				Vesey Street Investment Trust I
		$103		4.40%, 09/01/2016(e)	80		86
Coal- 0.04%							$291
Arch Coal Inc				Electric - 0.76%
7.00%, 06/15/2019	10	9		Alabama Power Co
Consol Energy Inc				3.85%, 12/01/2042	10		10
8.00%, 04/01/2017	10	11		APT Pipelines Ltd
		$20		3.88%, 10/11/2022(c)	10		10
Commercial Services - 0.20%				Baltimore Gas & Electric Co
ADT Corp/The				2.80%, 08/15/2022	15		15
2.25%, 07/15/2017(c)	30	30		Carolina Power & Light Co
BakerCorp International Inc				2.80%, 05/15/2022	20		21
8.25%, 06/01/2019	5	5		CMS Energy Corp
Emergency Medical Services Corp				5.05%, 03/15/2022	20		22
8.13%, 06/01/2019	10	11		Commonwealth Edison Co
ERAC USA Finance LLC				3.80%, 10/01/2042	5		5
2.75%, 03/15/2017(c)	10	10		Dominion Resources Inc/VA
Highmark Inc				2.25%, 09/01/2015	5		5
4.75%, 05/15/2021(c)	20	20		DTE Energy Co
ServiceMaster Co/TN				6.38%, 04/15/2033	15		20
7.00%, 08/15/2020(c)	5	5		Duke Energy Carolinas LLC
United Rentals North America Inc				4.00%, 09/30/2042	15		15
7.63%, 04/15/2022(c)	5	6		Edison International
				3.75%, 09/15/2017	10		11

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Food- 0.17%
Edison Mission Energy				Kraft Foods Group Inc
0.00%, 05/15/2017(a)	$5	$3		5.00%, 06/04/2042(c)	$20		$22
Elwood Energy LLC				Mondelez International Inc
8.16%, 07/05/2026	20	20		6.50%, 11/01/2031	20		26
Energy Future Holdings Corp				6.50%, 02/09/2040	25		34
9.75%, 10/15/2019	14	16		Pinnacle Foods Finance LLC / Pinnacle Foods
FirstEnergy Corp				Finance Corp
7.38%, 11/15/2031	10	13		9.25%, 04/01/2015	1		1
Florida Power & Light Co							$83
4.05%, 06/01/2042	5	5
4.13%, 02/01/2042	5	5		Forest Products & Paper - 0.01%
Mirant Mid Atlantic Pass Through Trust C				Sappi Papier Holding GmbH
				7.50%, 06/15/2032(c)	5		4
10.06%, 12/30/2028	24	28
Nevada Power Co
5.38%, 09/15/2040	5	6		Gas- 0.02%
Nisource Finance Corp				Sempra Energy
3.85%, 02/15/2023	5	5		2.88%, 10/01/2022	10		10
5.25%, 02/15/2043	5	5
NRG Energy Inc
8.25%, 09/01/2020	10	11		Healthcare - Products - 0.17%
Oncor Electric Delivery Co LLC				Angiotech Pharmaceuticals Inc
5.25%, 09/30/2040	10	11		9.00%, 12/01/2016	13		13
Pacific Gas & Electric Co				Covidien International Finance SA
4.45%, 04/15/2042	5	5		2.80%, 06/15/2015	40		42
PacifiCorp				Kinetic Concepts Inc / KCI USA Inc
				10.50%, 11/01/2018(c)	10		11
3.85%, 06/15/2021	10	11
PPL Electric Utilities Corp				Universal Hospital Services Inc
				3.90%, 06/01/2015(e)	15		15
3.00%, 09/15/2021	5	5		7.63%, 08/15/2020(c)	5		5
PPL WEM Holdings PLC
3.90%, 05/01/2016(c)	25	26					$86
Public Service Co of Colorado				Healthcare - Services - 0.28%
4.75%, 08/15/2041	15	17		Aetna Inc
Public Service Electric & Gas Co				4.13%, 11/15/2042	10		10
3.65%, 09/01/2042	5	5		CDRT Holding Corp
San Diego Gas & Electric Co				9.25%, PIK 10.00%, 10/01/2017(c),(f)	5		5
3.00%, 08/15/2021	20	21		Centene Corp
4.30%, 04/01/2042	5	6		5.75%, 06/01/2017	10		11
Southern California Edison Co				Cigna Corp
4.05%, 03/15/2042	15	16		5.38%, 02/15/2042	5		6
		$374		Fresenius Medical Care US Finance II Inc
				5.88%, 01/31/2022(c)	5		6
Electrical Components & Equipment - 0.03%
Schneider Electric SA				HCA Inc
2.95%, 09/27/2022(c)	15	15		4.75%, 05/01/2023	5		5
				7.25%, 09/15/2020	20		22
				MultiPlan Inc
Electronics - 0.02%				9.88%, 09/01/2018(c)	10		11
Viasystems Inc				Radnet Management Inc
7.88%, 05/01/2019(c)	10	10		10.38%, 04/01/2018	10		10
				Tenet Healthcare Corp
				6.75%, 02/01/2020(c)	5		5
Entertainment - 0.10%
CCM Merger Inc				UnitedHealth Group Inc
9.13%, 05/01/2019(c)	15	15		0.85%, 10/15/2015	20		20
Lions Gate Entertainment Inc				WellPoint Inc
10.25%, 11/01/2016(c)	5	6		1.88%, 01/15/2018	15		15
Regal Entertainment Group				4.65%, 01/15/2043	10		10
9.13%, 08/15/2018	10	11					$136
WMG Acquisition Corp				Holding Companies - Diversified - 0.02%
6.00%, 01/15/2021(c)	5	5		Alphabet Holding Co Inc
11.50%, 10/01/2018	10	12		7.75%, 11/01/2017(c)	10		10
		$49
Environmental Control - 0.11%				Home Equity Asset Backed Securities - 0.20%
ADS Waste Holdings Inc				Countrywide Asset-Backed Certificates
8.25%, 10/01/2020(c)	5	5		5.51%, 08/25/2036	8		8
Republic Services Inc				Option One Mortgage Loan Trust
3.80%, 05/15/2018	25	27		0.31%, 07/25/2036(e)	58		34
Waste Management Inc				Specialty Underwriting & Residential
4.60%, 03/01/2021	20	23		Finance
		$55		0.97%, 02/25/2035(e)	21		20

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Home Equity Asset Backed Securities (continued)				Media (continued)
Wells Fargo Home Equity Trust				Comcast Corp (continued)
0.50%, 08/25/2035(e)	$37	$37		5.70%, 05/15/2018	$15		$18
		$99		6.40%, 05/15/2038	15		19
				6.50%, 01/15/2017	10		12
Insurance - 0.51%				COX Communications Inc
American International Group Inc				4.70%, 12/15/2042(c)	5		5
3.00%, 03/20/2015	25	26		Cumulus Media Holdings Inc
4.88%, 09/15/2016	80	90		7.75%, 05/01/2019	10		10
4.88%, 06/01/2022	45	51		DIRECTV Holdings LLC / DIRECTV
ING US Inc				Financing Co Inc
5.50%, 07/15/2022(c)	25	27
				2.40%, 03/15/2017	35		36
Liberty Mutual Group Inc				DISH DBS Corp
7.00%, 03/15/2037(c),(e)	10	10
				5.00%, 03/15/2023(c)	5		5
Prudential Financial Inc				5.88%, 07/15/2022	20		22
5.63%, 06/15/2043(e)	40	41
				6.75%, 06/01/2021	10		11
XL Group PLC				7.88%, 09/01/2019	5		6
6.50%, 12/31/2049(e)	5	5
				NBCUniversal Media LLC
		$250		2.88%, 01/15/2023	20		20
Internet - 0.11%				4.45%, 01/15/2043	25		25
Amazon.com Inc				5.15%, 04/30/2020	40		48
1.20%, 11/29/2017	30	30		News America Inc
Open Solutions Inc				3.00%, 09/15/2022(c)	20		20
9.75%, 02/01/2015(c)	10	8		6.15%, 02/15/2041	20		25
Zayo Group LLC / Zayo Capital Inc				Time Warner Cable Inc
8.13%, 01/01/2020	5	6		4.50%, 09/15/2042	10		10
10.13%, 07/01/2020	10	11		5.88%, 11/15/2040	10		12
		$55		Time Warner Inc
				4.00%, 01/15/2022	30		33
Iron & Steel - 0.03%				4.90%, 06/15/2042	5		5
AK Steel Corp				7.63%, 04/15/2031	5		7
8.38%, 04/01/2022	15	13		Univision Communications Inc
				7.88%, 11/01/2020(c)	5		6
				8.50%, 05/15/2021(c)	10		10
Leisure Products & Services - 0.05%
Carnival Corp				Viacom Inc
				4.38%, 03/15/2043(c)	14		14
1.88%, 12/15/2017	20	20
Royal Caribbean Cruises Ltd				WideOpenWest Finance LLC /
5.25%, 11/15/2022	5	5		WideOpenWest Capital Corp
				13.38%, 10/15/2019(c)	5		5
		$25
							$464
Lodging - 0.10%
Boyd Acquisition Sub LLC/Boyd Acquisition				Metal Fabrication & Hardware - 0.01%
Finance Corp				Precision Castparts Corp
8.38%, 02/15/2018(c)	5	5		2.50%, 01/15/2023	5		5
Caesars Entertainment Operating Co Inc
11.25%, 06/01/2017	15	16		Mining - 0.33%
MGM Resorts International				BHP Billiton Finance USA Ltd
6.63%, 12/15/2021	5	5		1.13%, 11/21/2014	15		15
8.63%, 02/01/2019(c)	5	6		FMG Resources August 2006 Pty Ltd
10.00%, 11/01/2016	5	6		8.25%, 11/01/2019(c)	10		11
Wyndham Worldwide Corp				Rio Tinto Finance USA PLC
7.38%, 03/01/2020	10	12		2.00%, 03/22/2017	20		20
		$50		4.75%, 03/22/2042	5		6
Machinery - Construction & Mining - 0.02%				Southern Copper Corp
Caterpillar Inc				3.50%, 11/08/2022	25		26
1.50%, 06/26/2017	10	10		Teck Resources Ltd
				2.50%, 02/01/2018	10		10
				3.75%, 02/01/2023	10		10
Media- 0.94%				5.40%, 02/01/2043	5		5
Cablevision Systems Corp				Vale Overseas Ltd
8.00%, 04/15/2020	5	6		4.38%, 01/11/2022	10		11
CBS Corp				Volcan Cia Minera SAA
4.85%, 07/01/2042	5	5		5.38%, 02/02/2022(c)	2		2
5.75%, 04/15/2020	15	18		Xstrata Finance Canada Ltd
CC Holdings GS V LLC				1.80%, 10/23/2015(c)	15		15
3.85%, 04/15/2023(c)	10	10		2.45%, 10/25/2017(c)	10		10
Clear Channel Worldwide Holdings Inc				4.00%, 10/25/2022(c)	20		20
6.50%, 11/15/2022(c)	5	5					$161
7.63%, 03/15/2020	5	5
Comcast Corp
3.13%, 07/15/2022	30	31

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Miscellaneous Manufacturing - 0.23%				Mortgage Backed Securities (continued)
Eaton Corp				RBSCF Trust 2009-RR1
0.95%, 11/02/2015(c)	$5	$5		5.76%, 09/17/2039(c),(e)	$50		$52
2.75%, 11/02/2022(c)	10	10		UBS Commercial Mortgage Trust
General Electric Co				3.40%, 05/10/2045(e)	55		59
4.13%, 10/09/2042	30	31		Wachovia Bank Commercial Mortgage Trust
Pentair Finance SA				5.24%, 10/15/2044(e)	22		25
1.88%, 09/15/2017(c)	15	15		5.68%, 05/15/2046(e)	110		129
Textron Inc							$1,156
6.20%, 03/15/2015	10	11
Tyco Electronics Group SA				Office & Business Equipment - 0.01%
1.60%, 02/03/2015	15	15		Xerox Corp
3.50%, 02/03/2022	25	26		6.75%, 02/01/2017	5		6
		$113
				Oil & Gas - 1.78%
Mortgage Backed Securities - 2.35%				Anadarko Petroleum Corp
Banc of America Commercial Mortgage Trust
2006-3				5.95%, 09/15/2016	30		35
				6.20%, 03/15/2040	10		12
5.89%, 07/10/2044	15	17		6.45%, 09/15/2036	10		13
BCRR Trust
5.86%, 07/17/2040(c)	25	29		Antero Resources Finance Corp
				6.00%, 12/01/2020(c)	5		5
CD 2005-CD1 Commercial Mortgage Trust
5.22%, 07/15/2044(e)	25	28		Apache Corp
CD 2006-CD3 Mortgage Trust				2.63%, 01/15/2023	10		10
				BP Capital Markets PLC
5.62%, 10/15/2048	35	40		3.13%, 10/01/2015	35		37
Commercial Mortgage Pass-Through
Certificates Series 2006-C4				Carrizo Oil & Gas Inc
				8.63%, 10/15/2018	25		27
5.47%, 09/15/2039	65	74		Chaparral Energy Inc
Credit Suisse First Boston Mortgage Securities				7.63%, 11/15/2022(c)	5		5
Corp
0.78%, 11/15/2037(c),(e)	947	11		9.88%, 10/01/2020	5		6
4.77%, 07/15/2037	20	21		Chesapeake Energy Corp
CSMC Series 2009-RR3				6.13%, 02/15/2021	5		5
5.34%, 12/15/2043(c),(e)	25	28		Chevron Corp
Fannie Mae				1.10%, 12/05/2017	20		20
5.79%, 06/25/2018(e)	149	13		2.36%, 12/05/2022	15		15
				Concho Resources Inc
Fannie 3.84%, Mae 02/25/2037 REMICS (e)	45	2		7.00%, 01/15/2021	5		6
5.00%, 03/25/2024(e)	76	6		ConocoPhillips
6.04%, 03/25/2024(e)	86	9		5.75%, 02/01/2019	15		19
6.50%, 02/25/2047	12	14		Devon Energy Corp
6.54%, 11/25/2036(e)	55	9		1.88%, 05/15/2017	15		15
6.90%, 04/25/2039(e)	7	8		4.75%, 05/15/2042	5		5
8.70%, 03/25/2039(e)	6	7		Ecopetrol SA
FHLMC Multifamily Structured Pass Through				7.63%, 07/23/2019	40		52
Certificates				EP Energy LLC / EP Energy Finance Inc
				9.38%, 05/01/2020	25		28
1.88%, 05/25/2019	35	36		EP Energy LLC / Everest Acquisition Finance Inc
Freddie Mac
3.50%, 02/15/2025(e)	569	47
Freddie Mac REMICS				6.88%, 05/01/2019	5		5
0.81%, 08/15/2018(e)	22	22		Gazprom OAO Via Gaz Capital SA
3.50%, 03/15/2027(e)	91	13		8.63%, 04/28/2034	15		22
5.86%, 04/15/2037(e)	66	10		Halcon Resources Corp
				8.88%, 05/15/2021(c)	5		5
6.29%, 07/15/2041(e)	172	38
6.64%, 06/15/2020(e)	364	50		Hess Corp
Ginnie Mae				5.60%, 02/15/2041	5		6
5.00%, 10/16/2022(e)	56	4		Hilcorp Energy I LP / Hilcorp Finance Co
				7.63%, 04/15/2021(c)	25		27
7.18%, 01/16/2032(e)	361	106
				Kodiak Oil & Gas Corp
JP Morgan Chase Commercial Mortgage				8.13%, 12/01/2019	5		6
Securities Corp
5.00%, 08/15/2042(e)	15	16		Linn Energy LLC / Linn Energy Finance
5.35%, 06/12/2041(e)	5	6		Corp
5.43%, 12/12/2043	25	29		7.75%, 02/01/2021	5		5
5.79%, 12/31/2049(e)	10	12		Marathon Oil Corp
				0.90%, 11/01/2015	10		10
LB-UBS Commercial Mortgage Trust				2.80%, 11/01/2022	15		15
5.32%, 11/15/2040	45	48
5.43%, 02/15/2040	10	11		Nexen Inc
6.24%, 07/15/2040(e)	50	31		6.40%, 05/15/2037	15		19
Morgan Stanley Capital I Trust 2007-HQ12				Occidental Petroleum Corp
5.57%, 04/12/2049 (e)	25	28		1.75%, 02/15/2017	15		15
5.57%, 04/12/2049(e)	66	68		2.70%, 02/15/2023	10		10

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Offshore Group Investment Ltd				Marriott Vacation Club Owner Trust 2007-1
7.50%, 11/01/2019(c)	$5	$5		5.52%, 05/20/2029(c),(e)	$9		$9
PDC Energy Inc				MSDWCC Heloc Trust
7.75%, 10/15/2022(c)	10	10		0.40%, 07/25/2017(e)	12		11
Petrobras International Finance Co - Pifco							$530
5.38%, 01/27/2021	60	68
Petro-Canada				Packaging & Containers - 0.10%
5.95%, 05/15/2035	20	25		Crown Cork & Seal Co Inc
Petroleos de Venezuela SA				7.38%, 12/15/2026	8		9
5.25%, 04/12/2017	9	8		Exopack Holding Corp
Petroleos Mexicanos				10.00%, 06/01/2018	5		4
4.88%, 01/24/2022	30	34		Rock-Tenn Co
				3.50%, 03/01/2020(c)	30		31
6.50%, 06/02/2041	10	13		4.00%, 03/01/2023(c)	5		5
Phillips 66
1.95%, 03/05/2015(c)	15	15					$49
Plains Exploration & Production Co				Pharmaceuticals - 0.86%
6.50%, 11/15/2020	25	28		AbbVie Inc
6.88%, 02/15/2023	5	6		1.20%, 11/06/2015(c)	10		10
Precision Drilling Corp				1.75%, 11/06/2017(c)	35		35
6.63%, 11/15/2020	15	16		2.90%, 11/06/2022(c)	25		26
Rowan Cos Inc				4.40%, 11/06/2042(c)	10		11
4.88%, 06/01/2022	15	16		Endo Health Solutions Inc
5.00%, 09/01/2017	15	17		7.25%, 01/15/2022	10		11
5.40%, 12/01/2042	15	15		Express Scripts Holding Co
SandRidge Energy Inc				2.75%, 11/21/2014(c)	25		26
7.50%, 02/15/2023	10	11		3.50%, 11/15/2016(c)	15		16
Shell International Finance BV				3.90%, 02/15/2022(c)	15		16
2.38%, 08/21/2022	15	15		6.13%, 11/15/2041(c)	15		19
Statoil ASA				GlaxoSmithKline Capital Inc
1.20%, 01/17/2018	15	15		5.38%, 04/15/2034	5		6
2.45%, 01/17/2023	5	5		McKesson Corp
Total Capital International SA				0.95%, 12/04/2015	15		15
1.50%, 02/17/2017	15	15		3.25%, 03/01/2016	20		22
Transocean Inc				Merck & Co Inc
2.50%, 10/15/2017	25	25		6.50%, 12/01/2033(e)	10		14
3.80%, 10/15/2022	10	10		Mylan Inc/PA
6.38%, 12/15/2021	5	6		3.13%, 01/15/2023(c)	25		25
6.80%, 03/15/2038	30	37		Teva Pharmaceutical Finance Co BV
		$875		2.40%, 11/10/2016	30		31
Oil & Gas Services - 0.32%				2.95%, 12/18/2022	20		20
Cameron International Corp				3.65%, 11/10/2021	5		5
1.60%, 04/30/2015	20	20		Watson Pharmaceuticals Inc
6.38%, 07/15/2018	25	30		1.88%, 10/01/2017	30		30
7.00%, 07/15/2038	5	7		3.25%, 10/01/2022	20		21
National Oilwell Varco Inc				4.63%, 10/01/2042	20		21
1.35%, 12/01/2017	10	10		5.00%, 08/15/2014	20		21
2.60%, 12/01/2022	5	5		Wyeth LLC
3.95%, 12/01/2042	20	20		5.95%, 04/01/2037	10		13
Weatherford International Inc				6.00%, 02/15/2036	5		7
6.35%, 06/15/2017	5	6					$421
Weatherford International Ltd/Bermuda				Pipelines - 0.59%
4.50%, 04/15/2022	35	37		El Paso LLC
5.95%, 04/15/2042	20	22		7.75%, 01/15/2032	10		12
		$157		El Paso Pipeline Partners Operating Co LLC
Other Asset Backed Securities - 1.08%				4.70%, 11/01/2042	15		15
Carrington Mortgage Loan Trust				5.00%, 10/01/2021	35		40
0.49%, 12/25/2035(e)	197	194		Energy Transfer Equity LP
Citigroup Mortgage Loan Trust 2007-WFH2				7.50%, 10/15/2020	10		12
0.36%, 03/25/2037(e)	40	40		Energy Transfer Partners LP
Countrywide Asset-Backed Certificates				5.20%, 02/01/2022	10		11
0.46%, 03/25/2036(e)	79	53		6.05%, 06/01/2041	20		23
1.81%, 01/25/2034(e)	119	88		6.50%, 02/01/2042	5		6
First Horizon Asset Backed Trust				Enterprise Products Operating LLC
0.34%, 10/25/2026(e)	69	59		4.45%, 02/15/2043	15		15
JP Morgan Mortgage Acquisition Corp				4.85%, 08/15/2042	5		5
0.36%, 03/25/2037(e)	75	64		6.45%, 09/01/2040	5		6
5.45%, 11/25/2036	12	12		8.38%, 08/01/2066	25		29
				Inergy Midstream LP / NRGM Finance Corp
				6.00%, 12/15/2020(c)	5		5

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pipelines (continued)				Semiconductors - 0.04%
Kinder Morgan Energy Partners LP				Intel Corp
5.30%, 09/15/2020	$20	$23		4.00%, 12/15/2032	$15		$15
5.63%, 09/01/2041	10	11		Jazz Technologies Inc
MarkWest Energy Partners LP / MarkWest				8.00%, 06/30/2015	5		4
Energy Finance Corp							$19
6.25%, 06/15/2022	10	11
NGPL PipeCo LLC				Software - 0.05%
9.63%, 06/01/2019(c)	10	12		Oracle Corp
ONEOK Partners LP				1.20%, 10/15/2017	25		25
3.25%, 02/01/2016	25	26
Regency Energy Partners LP / Regency Energy				Sovereign - 0.41%
Finance Corp				Indonesia Government International Bond
5.50%, 04/15/2023	5	5		7.25%, 04/20/2015	5		5
Western Gas Partners LP				Mexico Government International Bond
4.00%, 07/01/2022	20	21		3.63%, 03/15/2022	40		44
		$288		4.75%, 03/08/2044	16		18
				Poland Government International Bond
REITS- 0.27%				3.00%, 03/17/2023	10		10
AvalonBay Communities Inc				Russian Foreign Bond - Eurobond
2.85%, 03/15/2023	15	15		7.50%, 03/31/2030 (e)	26		33
DDR Corp				7.50%, 03/31/2030(c)	43		55
4.63%, 07/15/2022	20	22
HCP Inc				Venezuela Government International Bond
				9.25%, 09/15/2027	33		33
2.63%, 02/01/2020	20	20		12.75%, 08/23/2022	5		6
iStar Financial Inc
7.13%, 02/15/2018	5	5					$204
9.00%, 06/01/2017	5	5		Student Loan Asset Backed Securities - 0.46%
Liberty Property LP				SLM Student Loan Trust
3.38%, 06/15/2023	15	15		0.87%, 10/25/2017(e)	62		62
Simon Property Group LP				0.96%, 10/16/2023(c),(e)	140		141
1.50%, 02/01/2018(c)	15	15		1.62%, 01/25/2018(e)	25		25
4.75%, 03/15/2042	15	16					$228
Ventas Realty LP / Ventas Capital Corp
2.00%, 02/15/2018	20	20		Telecommunications - 1.13%
		$133		America Movil SAB de CV
				5.63%, 11/15/2017	22		26
Retail - 0.29%				AT&T Inc
AmeriGas Finance LLC/AmeriGas Finance				1.40%, 12/01/2017	40		40
Corp				1.60%, 02/15/2017	25		25
7.00%, 05/20/2022	15	17		1.70%, 06/01/2017	40		41
CVS Caremark Corp				2.63%, 12/01/2022	70		70
5.75%, 05/15/2041	15	19		3.00%, 02/15/2022	20		21
CVS Pass-Through Trust				4.35%, 06/15/2045(c)	19		19
5.77%, 01/10/2033(c)	19	23		5.35%, 09/01/2040	15		17
5.93%, 01/10/2034(c)	10	12		Cisco Systems Inc
7.51%, 01/10/2032(c)	5	6		5.90%, 02/15/2039	10		13
Landry's Holdings II Inc				Clearwire Communications LLC/Clearwire
10.25%, 01/01/2018(c)	5	5		Finance Inc
Macy's Retail Holdings Inc				12.00%, 12/01/2015(c)	5		5
5.75%, 07/15/2014	5	5		Embarq Corp
5.90%, 12/01/2016	6	7		8.00%, 06/01/2036	5		6
Petco Holdings Inc				Goodman Networks Inc
8.50%, PIK 9.25%, 10/15/2017(c),(f)	5	5		12.13%, 07/01/2018(c)	5		6
PVH Corp				Intelsat Luxembourg SA
4.50%, 12/15/2022	5	5		11.50%, 02/04/2017	20		21
Suburban Propane Partners LP/Suburban				11.25%, 02/04/2017	20		21
Energy Finance Corp				Level 3 Communications Inc
7.38%, 03/15/2020	10	11		11.88%, 02/01/2019	12		13
Walgreen Co				Level 3 Financing Inc
1.80%, 09/15/2017	20	20		8.13%, 07/01/2019	5		5
Wal-Mart Stores Inc				NII Capital Corp
5.00%, 10/25/2040	5	6		7.63%, 04/01/2021	5		4
		$141		Qwest Corp
				6.75%, 12/01/2021	30		35
Savings & Loans - 0.16%				SBA Tower Trust
Santander Holdings USA Inc/PA				4.25%, 04/15/2040(c),(e)	25		26
3.00%, 09/24/2015	45	46		Sprint Nextel Corp
4.63%, 04/19/2016	30	31		6.00%, 11/15/2022	5		5
		$77		7.00%, 03/01/2020(c)	5		6
				7.00%, 08/15/2020	10		11

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)				Federal National Mortgage Association (FNMA) (continued)
Sprint Nextel Corp (continued)				3.00%, 01/01/2043(g)	$205		$215
9.13%, 03/01/2017	$3	$4		3.24%, 06/01/2041(e)	118		124
Telefonica Emisiones SAU				3.50%, 03/01/2042	24		26
3.99%, 02/16/2016	15	16		3.50%, 10/01/2042	79		86
Verizon Communications Inc				3.50%, 01/01/2043(g)	125		133
2.00%, 11/01/2016	45	47		4.00%, 08/01/2020	15		16
2.45%, 11/01/2022	20	20		4.00%, 01/01/2028(g)	100		107
3.85%, 11/01/2042	15	15		4.00%, 02/01/2031	14		15
Verizon Global Funding Corp				4.00%, 05/01/2031	27		29
7.75%, 12/01/2030	10	15		4.00%, 06/01/2031	34		36
Virgin Media Finance PLC				4.00%, 12/01/2040	21		23
5.25%, 02/15/2022	2	2		4.00%, 01/01/2041	245		269
		$555		4.00%, 03/01/2041	46		52
				4.00%, 01/01/2043(g)	250		268
Transportation - 0.20%				4.50%, 05/01/2031	137		148
CSX Corp				4.50%, 05/01/2040	153		172
4.10%, 03/15/2044	15	15		4.50%, 05/01/2040	25		28
4.25%, 06/01/2021	15	17		4.50%, 07/01/2040	30		33
5.50%, 04/15/2041	10	12		4.50%, 01/01/2041	185		205
6.25%, 03/15/2018	15	18		4.50%, 01/01/2041	22		25
Kansas City Southern de Mexico SA de CV				5.50%, 09/01/2033	23		25
6.13%, 06/15/2021	7	8		5.50%, 04/01/2035	10		11
Navios Maritime Acquisition Corp / Navios				5.50%, 07/01/2038	117		132
Acquisition Finance US Inc				5.50%, 05/01/2040	77		85
8.63%, 11/01/2017	5	5		5.67%, 02/01/2036(e)	11		12
Navios Maritime Holdings Inc / Navios				6.00%, 02/01/2025	55		61
Maritime Finance US Inc				6.00%, 11/01/2037	49		55
8.88%, 11/01/2017	5	5		6.00%, 03/01/2038	22		24
PHI Inc				6.50%, 02/01/2032	14		16
8.63%, 10/15/2018	5	5		6.50%, 07/01/2037	8		9
Swift Services Holdings Inc				6.50%, 07/01/2037	8		9
10.00%, 11/15/2018	15	16		6.50%, 02/01/2038	11		12
		$101		6.50%, 09/01/2038	23		26
TOTAL BONDS		$10,173					$3,003
U.S. GOVERNMENT & GOVERNMENT	Principal			Government National Mortgage Association (GNMA) - 4.15%
AGENCY OBLIGATIONS - 18.30%	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.47%				1.63%, 01/20/2035(e)	65		68
				1.75%, 07/20/2034(e)	162		169
3.50%, 01/01/2042(g)	$50	$53		1.75%, 07/20/2035(e)	201		209
3.50%, 04/01/2042	39	42		3.00%, 01/01/2043(g)	50		53
3.50%, 08/01/2042	79	85		3.50%, 01/15/2042(g)	275		299
4.00%, 10/01/2041	22	24		3.50%, 05/15/2042	99		108
4.50%, 04/01/2031	60	65		3.50%, 10/15/2042	50		54
4.50%, 04/01/2041	209	226		4.00%, 10/15/2041	90		100
5.00%, 06/01/2031	28	31		4.00%, 01/01/2042(g)	250		274
5.00%, 08/01/2040	186	206		4.00%, 07/20/2042	81		88
5.00%, 06/01/2041	74	82		4.50%, 01/20/2042	165		180
5.50%, 12/01/2022	16	17		5.00%, 02/15/2039	140		157
5.50%, 05/01/2036	48	53		5.00%, 06/20/2040	113		125
6.00%, 01/01/2029	12	13		5.00%, 06/20/2042	44		49
6.00%, 10/01/2036(e)	28	31
				6.00%, 09/20/2026	20		22
6.00%, 08/01/2037	65	72		6.00%, 01/15/2029	47		53
6.00%, 01/01/2038(e)	12	13
				6.00%, 06/15/2032	4		4
6.00%, 07/01/2038	48	53		7.00%, 05/15/2031	9		10
6.50%, 06/01/2017	14	16		7.00%, 02/20/2032	13		16
6.50%, 05/01/2031	4	5					$2,038
6.50%, 06/01/2031	14	16
6.50%, 11/01/2031	5	5		U.S. Treasury - 5.57%
6.50%, 10/01/2035	34	38		0.13%, 08/31/2013	50		50
7.00%, 12/01/2027	15	18		0.25%, 05/15/2015	15		15
7.50%, 08/01/2030	2	2		0.88%, 04/30/2017	50		51
8.00%, 12/01/2030	40	49		1.00%, 08/31/2016	295		301
		$1,215		1.25%, 10/31/2015	300		308
				1.25%, 04/30/2019	100		101
Federal National Mortgage Association (FNMA) - 6.11%				1.50%, 07/31/2016	205		213
2.50%, 01/01/2028(g)	410	429
2.66%, 07/01/2034(e)	7	8		1.63%, 11/15/2022	200		198
2.81%, 03/01/2035(e)	18	19		2.00%, 02/15/2022	100		103
2.87%, 04/01/2037(e)	16	18		2.63%, 02/29/2016	350		374
3.00%, 01/01/2028(g)	40	42		3.13%, 01/31/2017	350		386
				3.13%, 05/15/2019	45		51

See accompanying notes

Schedule of Investments
Balanced Account
December 31, 2012

						Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT		Principal				Sector	Percent
AGENCY OBLIGATIONS (continued)		Amount (000's)	Value	(000	's)	Financial	16.96%
						Mortgage Securities	15.08%
U.S. Treasury (continued)						Consumer, Non-cyclical	13.66%
3.13%, 11/15/2041		$30		$31		Communications	9.39%
3.13%, 02/15/2042		15		16		Energy	9.04%
4.38%, 05/15/2040		75		98		Technology	8.73%
6.00%, 02/15/2026		305		441		Consumer, Cyclical	8 .63%
				$2,737		Industrial	6.60%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY						Government	5.98%
OBLIGATIONS				$8,993		Basic Materials	3.54%
		Maturity				Asset Backed Securities	3.15%
REPURCHASE AGREEMENTS - 1.71%		Amount (000's)	Value	(000	's)	Utilities	1.84%
						Exchange Traded Funds	0.10%
Banks	- 1.71%					Diversified	0 .10%
Investment in Joint Trading Account; Credit		$152		$152		Liabilities in Excess of Other Assets, Net	(2.80)%
Suisse Repurchase Agreement; 0.19%						TOTAL NET ASSETS	100.00%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $154,993; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche		51		51
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $52,033; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP		285		285
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $290,612; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill		353		353
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $359,805; 0.00% - 9.38%; dated
01/02/13 - 01/22/37)
				$841
TOTAL REPURCHASE AGREEMENTS				$841
Total Investments				$50,528
Liabilities in Excess of Other Assets, Net - (2.80)%				$(1,377)
TOTAL NET ASSETS - 100.00%				$49,151

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,474 or 3.00% of net assets.
(d)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $22 or 0.04% of net assets.
(e)	Variable Rate. Rate shown is in effect at December 31, 2012.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2013	Long	3	$211	$213	$2
Total					$2
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b)	47,588	$1	Automobile Asset Backed Securities (continued)
			Santander Drive Auto Receivables Trust 2011-
TOTAL COMMON STOCKS		$1	1
	Principal		0.96%, 02/18/2014	$15		$15
BONDS- 57.74%	Amount (000's)	Value (000's)	Santander Drive Auto Receivables Trust 2011-
			2
Advertising - 0.25%			1.04%, 04/15/2014	172		173
Interpublic Group of Cos Inc/The			Santander Drive Auto Receivables Trust 2011-
4.00%, 03/15/2022	$165	$171	S1
6.25%, 11/15/2014	100	108	1.48%, 05/15/2017(c)	157		157
10.00%, 07/15/2017	535	585	Santander Drive Auto Receivables Trust 2012-
		$864	4
Aerospace & Defense - 0.56%			0.79%, 08/17/2015	1,050		1,052
Air 2 US			World Omni Automobile Lease Securitization
8.63%, 10/01/2020(c),(d)	54	54	Trust
			0.93%, 11/16/2015(e)	725		729
General Dynamics Corp
1.00%, 11/15/2017	660	656				$10,750
3.60%, 11/15/2042	210	202	Automobile Floor Plan Asset Backed Securities - 2.00%
Silver II Borrower / Silver II US Holdings			Ally Master Owner Trust
LLC			0.84%, 05/15/2016(e)	2,100		2,108
7.75%, 12/15/2020(c)	150	155	1.08%, 01/15/2016(e)	940		946
United Technologies Corp			1.96%, 01/15/2015(c),(e)	900		901
1.20%, 06/01/2015	125	127	Ford Credit Floorplan Master Owner Trust
1.80%, 06/01/2017	270	278	0.81%, 09/15/2015(e)	1,100		1,103
4.50%, 06/01/2042	410	456	GE Dealer Floorplan Master Note Trust
		$1,928	0.81%, 07/20/2016(e)	1,000		1,005
Agriculture - 0.39%			Nissan Master Owner Trust Receivables
			0.68%, 05/15/2017(e)	785		787
Altria Group Inc
2.85%, 08/09/2022	785	777				$6,850
4.25%, 08/09/2042	285	276	Automobile Manufacturers - 0.33%
Philip Morris International Inc			Daimler Finance North America LLC
2.50%, 05/16/2016	175	184	1.30%, 07/31/2015(c)	495		498
3.88%, 08/21/2042	5	5	Ford Motor Co
6.38%, 05/16/2038	5	7	7.40%, 11/01/2046	175		215
Southern States Cooperative Inc			Jaguar Land Rover PLC
11.25%, 05/15/2015(c)	70	73	7.75%, 05/15/2018(c)	150		163
		$1,322	Volkswagen International Finance NV
			1.60%, 11/20/2017(c)	270		270
Airlines - 0.02%
US Airways 2001-1G Pass Through Trust						$1,146
7.08%, 09/20/2022(d)	55	58
			Automobile Parts & Equipment - 0.02%
			GT 2005 Bonds BV
Automobile Asset Backed Securities - 3.14%			8.00%, 07/21/2014(e)	58		58
Ally Auto Receivables Trust 2010-5
1.11%, 01/15/2015(e)	537	538
			Banks- 6.86%
Ally Auto Receivables Trust 2011-5			ABN Amro North American Holding Preferred
0.99%, 11/16/2015(e)	675	679
			Capital Repackage Trust I
AmeriCredit Automobile Receivables Trust			3.41%, 12/29/2049(c),(e)	95		95
0.68%, 01/08/2016	500	500	Ally Financial Inc
AmeriCredit Automobile Receivables Trust			5.50%, 02/15/2017	130		139
2011-2			8.00%, 03/15/2020	135		165
0.90%, 09/08/2014	18	18	Associated Banc-Corp
AmeriCredit Automobile Receivables Trust			5.13%, 03/28/2016	955		1,048
2012-1			Banco de Credito del Peru/Panama
0.91%, 10/08/2015(e)	1,336	1,339	5.38%, 09/16/2020(c)	50		55
AmeriCredit Automobile Receivables Trust			Bancolombia SA
2012-2			5.95%, 06/03/2021	100		116
0.76%, 10/08/2015	723	724	Bank of America Corp
AmeriCredit Automobile Receivables Trust			5.65%, 05/01/2018	660		768
2012-3			5.70%, 01/24/2022	145		174
0.71%, 12/08/2015(e)	1,000	1,002
			5.88%, 02/07/2042	340		424
Mercedes-Benz Auto Lease Trust 2011-B			6.00%, 09/01/2017	310		363
0.90%, 01/15/2014(c)	277	277
			Bank of Nova Scotia
Mercedes-Benz Auto Lease Trust 2012-A			1.38%, 12/18/2017	565		566
0.66%, 04/15/2014(e)	561	561
			Barclays Bank PLC
Nissan Auto Lease Trust			7.63%, 11/21/2022	655		654
0.37%, 07/15/2014(e)	410	411
			BBVA Banco Continental SA
Santander Drive Auto Receivables Trust			5.00%, 08/26/2022(c)	150		160
0.91%, 05/15/2015(e)	2,568	2,575

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)			Beverages - 1.28%
BBVA Bancomer SA/Texas			Ajecorp BV
6.75%, 09/30/2022(c)	$505	$568	6.50%, 05/14/2022(c)	$150		$162
BBVA US Senior SAU			Anadolu Efes Biracilik Ve Malt Sanayii AS
4.66%, 10/09/2015	990	1,015	3.38%, 11/01/2022(c)	455		448
BPCE SA			Anheuser-Busch InBev Worldwide Inc
2.38%, 10/04/2013(b),(c)	950	959	1.38%, 07/15/2017	190		192
Capital One Financial Corp			2.50%, 07/15/2022	480		483
1.00%, 11/06/2015	280	279	4.13%, 01/15/2015	5		5
2.15%, 03/23/2015	345	352	5.38%, 01/15/2020	35		43
CIT Group Inc			Constellation Brands Inc
5.00%, 08/15/2022	195	208	4.63%, 03/01/2023	80		84
6.63%, 04/01/2018(c)	115	130	Corp Lindley SA
Citigroup Inc			6.75%, 11/23/2021(c)	100		115
4.50%, 01/14/2022	800	893	Heineken NV
5.13%, 05/05/2014	2	2	1.40%, 10/01/2017(c)	460		459
5.88%, 01/30/2042	310	383	Pernod-Ricard SA
6.38%, 08/12/2014	690	746	2.95%, 01/15/2017(c)	225		237
City National Corp/CA			4.25%, 07/15/2022(c)	440		484
5.25%, 09/15/2020	515	574	5.50%, 01/15/2042(c)	220		256
Cooperatieve Centrale Raiffeisen-			SABMiller Holdings Inc
Boerenleenbank BA/Netherlands			2.45%, 01/15/2017(c)	685		714
3.95%, 11/09/2022	320	328	3.75%, 01/15/2022(c)	630		680
11.00%, 12/29/2049(c),(e)	281	380				$4,362
Goldman Sachs Group Inc/The
3.63%, 02/07/2016	750	794	Biotechnology - 0.69%
5.75%, 01/24/2022	860	1,017	Amgen Inc
6.25%, 02/01/2041	75	92	5.75%, 03/15/2040	85		103
HBOS Capital Funding No2 LP			Celgene Corp
6.07%, 06/29/2049(c),(e)	40	35	1.90%, 08/15/2017	390		397
ING Bank NV			Genzyme Corp
3.75%, 03/07/2017(c)	705	749	5.00%, 06/15/2020	230		271
JP Morgan Chase & Co			Gilead Sciences Inc
1.88%, 03/20/2015	95	97	3.05%, 12/01/2016	135		145
2.00%, 08/15/2017	635	649	4.40%, 12/01/2021	770		878
5.40%, 01/06/2042	265	319	5.65%, 12/01/2041	75		93
5.60%, 07/15/2041	105	130	Life Technologies Corp
LBG Capital No.1 PLC			6.00%, 03/01/2020	400		474
8.00%, 12/29/2049(c),(e)	240	248				$2,361
Morgan Stanley			Building Materials - 0.11%
4.88%, 11/01/2022	1,305	1,351	Ainsworth Lumber Co Ltd
6.00%, 04/28/2015	325	354	7.50%, 12/15/2017(c)	20		21
6.38%, 07/24/2042	210	246	Cimento Tupi SA
6.63%, 04/01/2018	345	407	9.75%, 05/11/2018(c)	54		55
PNC Financial Services Group Inc			CRH America Inc
6.75%, 08/01/2049(e)	435	494	8.13%, 07/15/2018	185		223
PNC Funding Corp			Owens Corning
5.25%, 11/15/2015	290	324	4.20%, 12/15/2022	90		92
PNC Preferred Funding Trust III						$391
8.70%, 02/28/2049(c),(e)	200	202
Regions Financial Corp			Chemicals - 0.96%
5.75%, 06/15/2015	890	962	Agrium Inc
Royal Bank of Scotland Group PLC			3.15%, 10/01/2022	225		224
6.13%, 12/15/2022	940	992	Ashland Inc
Russian Agricultural Bank OJSC Via RSHB			4.75%, 08/15/2022(c)	85		88
Capital SA			CF Industries Inc
5.30%, 12/27/2017(c)	200	214	7.13%, 05/01/2020	195		245
Santander US Debt SAU			Dow Chemical Co/The
2.99%, 10/07/2013(c)	600	601	3.00%, 11/15/2022	690		688
Turkiye Garanti Bankasi AS			4.38%, 11/15/2042	125		124
4.00%, 09/13/2017(c)	200	206	7.38%, 11/01/2029	155		205
UBS AG/Stamford CT			Ecolab Inc
7.63%, 08/17/2022	625	690	3.00%, 12/08/2016	115		122
Wells Fargo & Co			Ineos Finance PLC
1.50%, 01/16/2018	145	145	7.50%, 05/01/2020(c)	70		73
Wells Fargo Bank NA			LyondellBasell Industries NV
0.52%, 05/16/2016(e)	625	612	5.75%, 04/15/2024	240		282
		$23,474	6.00%, 11/15/2021	200		235
			Mexichem SAB de CV
			4.88%, 09/19/2022(c)	200		216

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Chemicals (continued)			Credit Card Asset Backed Securities - 1.68%
NOVA Chemicals Corp			Chase Issuance Trust
8.63%, 11/01/2019	$102	$116	0.31%, 05/16/2016(e)	$1,500		$1,501
Potash Corp of Saskatchewan Inc			Citibank Omni Master Trust
5.88%, 12/01/2036	110	137	2.96%, 08/15/2018(c),(e)	600		624
Rockwood Specialties Group Inc			Discover Card Master Trust
4.63%, 10/15/2020	60	62	0.41%, 01/16/2018(e)	1,000		1,001
Taminco Acquisition Corp			0.86%, 11/15/2017(e)	725		730
9.13%, PIK 9.88%, 12/15/2017(c),(f)	115	114	Dryrock Issuance Trust
Taminco Global Chemical Corp			0.36%, 08/15/2017(d),(e)	1,900		1,901
9.75%, 03/31/2020(c)	310	339				$5,757
		$3,270	Diversified Financial Services - 1.95%
Coal- 0.12%			Aircastle Ltd
Arch Coal Inc			7.63%, 04/15/2020	45		50
7.00%, 06/15/2019	180	168	9.75%, 08/01/2018	160		181
Consol Energy Inc			American Express Credit Corp
8.00%, 04/01/2017	220	238	2.80%, 09/19/2016	420		444
		$406	American Honda Finance Corp
			1.00%, 08/11/2015(c)	270		272
Commercial Services - 0.45%			Credit Acceptance Corp
ADT Corp/The			9.13%, 02/01/2017	230		251
2.25%, 07/15/2017(c)	500	496
			Ford Motor Credit Co LLC
BakerCorp International Inc			2.75%, 05/15/2015	200		204
8.25%, 06/01/2019	75	75	3.00%, 06/12/2017	460		473
Emergency Medical Services Corp			5.88%, 08/02/2021	285		332
8.13%, 06/01/2019	84	92	General Electric Capital Corp
ERAC USA Finance LLC			1.00%, 12/11/2015	160		161
2.75%, 03/15/2017(c)	155	162
			6.25%, 12/15/2022(e)	1,700		1,851
3.30%, 10/15/2022(c)	50	51
			Icahn Enterprises LP / Icahn Enterprises
Highmark Inc			Finance Corp
4.75%, 05/15/2021(c)	290	292
			8.00%, 01/15/2018	220		236
Igloo Holdings Corp			International Lease Finance Corp
8.25%, PIK 9.00%, 12/15/2017(c),(d),(f)	40	40
			6.25%, 05/15/2019	125		133
ServiceMaster Co/TN			8.62%, 09/15/2015(e)	135		152
7.00%, 08/15/2020(c)	55	55
			John Deere Capital Corp
United Rentals North America Inc			0.88%, 04/17/2015	105		105
6.13%, 06/15/2023	10	10	Springleaf Finance Corp
7.63%, 04/15/2022(c)	40	45
			6.90%, 12/15/2017	100		89
8.25%, 02/01/2021	200	225	SquareTwo Financial Corp
		$1,543	11.63%, 04/01/2017	115		109
Computers - 0.55%			Toyota Motor Credit Corp
Affiliated Computer Services Inc			0.88%, 07/17/2015	215		216
5.20%, 06/01/2015	470	505	Vesey Street Investment Trust I
Hewlett-Packard Co			4.40%, 09/01/2016(e)	1,300		1,403
3.00%, 09/15/2016	75	76				$6,662
3.30%, 12/09/2016	160	163	Electric - 2.03%
NCR Corp			Alabama Power Co
4.63%, 02/15/2021(c)	115	115
			3.85%, 12/01/2042	125		123
NetApp Inc			APT Pipelines Ltd
2.00%, 12/15/2017	155	154	3.88%, 10/11/2022(c)	185		184
Seagate HDD Cayman			Baltimore Gas & Electric Co
6.88%, 05/01/2020	600	638	2.80%, 08/15/2022	220		223
Spansion LLC			Carolina Power & Light Co
7.88%, 11/15/2017	210	214	2.80%, 05/15/2022	350		359
		$1,865	CMS Energy Corp
Consumer Products - 0.19%			5.05%, 03/15/2022	285		318
Reynolds Group Issuer Inc / Reynolds Group			Commonwealth Edison Co
Issuer LLC / Reynolds Group Issuer			3.80%, 10/01/2042	115		113
(Luxembourg) S.A.			Dominion Resources Inc/VA
5.75%, 10/15/2020(c)	55	57	1.95%, 08/15/2016	170		175
7.13%, 04/15/2019	335	360	2.25%, 09/01/2015	240		249
7.88%, 08/15/2019	200	222	DTE Energy Co
		$639	6.38%, 04/15/2033	260		338
			Duke Energy Carolinas LLC
Cosmetics & Personal Care - 0.01%			4.00%, 09/30/2042	320		323
Estee Lauder Cos Inc/The			Edison International
3.70%, 08/15/2042	35	34	3.75%, 09/15/2017	160		173
			Edison Mission Energy
			0.00%, 05/15/2017(a)	170		90

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)			Environmental Control - 0.36%
Elwood Energy LLC			ADS Waste Holdings Inc
8.16%, 07/05/2026	$171	$178	8.25%, 10/01/2020(c)	$105		$110
Energy Future Holdings Corp			Republic Services Inc
9.75%, 10/15/2019	213	235	3.80%, 05/15/2018	400		440
Energy Future Intermediate Holding Co LLC			Waste Management Inc
9.75%, 10/15/2019	90	99	4.60%, 03/01/2021	320		362
FirstEnergy Corp			7.75%, 05/15/2032	235		332
7.38%, 11/15/2031	165	213				$1,244
Florida Power & Light Co
4.05%, 06/01/2042	115	120	Food- 0.45%
4.13%, 02/01/2042	120	125	Agrokor DD
			8.88%, 02/01/2020(c)	20		22
Indiantown Cogeneration LP
9.77%, 12/15/2020	133	140	Kraft Foods Group Inc
			5.00%, 06/04/2042(c)	400		450
Mirant Mid Atlantic Pass Through Trust C
10.06%, 12/30/2028	399	451	Mondelez International Inc
Nevada Power Co			6.50%, 11/01/2031	365		470
5.38%, 09/15/2040	80	96	6.50%, 02/09/2040	380		511
Nisource Finance Corp			Pinnacle Foods Finance LLC / Pinnacle Foods
3.85%, 02/15/2023	110	113	Finance Corp
5.25%, 02/15/2043	95	101	9.25%, 04/01/2015	75		76
NRG Energy Inc						$1,529
6.63%, 03/15/2023(c)	40	43	Forest Products & Paper - 0.14%
8.25%, 09/01/2020	165	185	Boise Cascade LLC/Boise Cascade Finance
Oncor Electric Delivery Co LLC			Corp
5.25%, 09/30/2040	160	177	6.38%, 11/01/2020(c)	40		41
Pacific Gas & Electric Co			Sappi Papier Holding GmbH
4.45%, 04/15/2042	105	112	7.50%, 06/15/2032(c)	155		132
PacifiCorp			Smurfit Kappa Acquisitions
3.85%, 06/15/2021	150	169	4.88%, 09/15/2018(c)	200		204
4.10%, 02/01/2042	120	124	Verso Paper Holdings LLC / Verso Paper Inc
PPL Electric Utilities Corp			11.75%, 01/15/2019	95		100
3.00%, 09/15/2021	80	85				$477
PPL WEM Holdings PLC
3.90%, 05/01/2016(c)	390	411	Gas- 0.05%
Public Service Co of Colorado			Sempra Energy
4.75%, 08/15/2041	250	287	2.88%, 10/01/2022	180		180
Public Service Electric & Gas Co
3.65%, 09/01/2042	55	54	Healthcare - Products - 0.15%
San Diego Gas & Electric Co			Angiotech Pharmaceuticals Inc
3.00%, 08/15/2021	325	344	5.00%, 12/01/2013(e)	17		17
4.30%, 04/01/2042	125	138	9.00%, 12/01/2016	228		230
Southern California Edison Co			Kinetic Concepts Inc / KCI USA Inc
4.05%, 03/15/2042	260	270	10.50%, 11/01/2018(c)	95		100
		$6,938	Universal Hospital Services Inc
			7.63%, 08/15/2020(c)	150		158
Electrical Components & Equipment - 0.05%
Schneider Electric SA						$505
2.95%, 09/27/2022(c)	185	186
			Healthcare - Services - 0.80%
			Aetna Inc
Electronics - 0.05%			4.13%, 11/15/2042	185		184
Viasystems Inc			CDRT Holding Corp
7.88%, 05/01/2019(c)	185	181	9.25%, PIK 10.00%, 10/01/2017(c),(f)	60		61
			Centene Corp
			5.75%, 06/01/2017	135		145
Entertainment - 0.26%			Cigna Corp
Choctaw Resort Development Enterprise			5.38%, 02/15/2042	100		117
7.25%, 11/15/2019(c)	322	283
			Fresenius Medical Care US Finance II Inc
Lions Gate Entertainment Inc			5.88%, 01/31/2022(c)	85		92
10.25%, 11/01/2016(c)	160	177
			Fresenius Medical Care US Finance Inc
Regal Entertainment Group			6.50%, 09/15/2018(c)	55		62
9.13%, 08/15/2018	170	190	HCA Inc
WMG Acquisition Corp			4.75%, 05/01/2023	115		117
6.00%, 01/15/2021(c)	50	53
			7.25%, 09/15/2020	170		188
11.50%, 10/01/2018	90	104	8.50%, 04/15/2019	290		323
WMG Holdings Corp			MultiPlan Inc
13.75%, 10/01/2019	60	70	9.88%, 09/01/2018(c)	325		362
		$877	Radnet Management Inc
			10.38%, 04/01/2018	130		132
			Tenet Healthcare Corp
			6.75%, 02/01/2020(c)	90		93

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Services (continued)			Lodging - 0.28%
UnitedHealth Group Inc			Boyd Acquisition Sub LLC/Boyd Acquisition
0.85%, 10/15/2015	$380	$381	Finance Corp
WellPoint Inc			8.38%, 02/15/2018(c)	$130		$135
1.88%, 01/15/2018	265	268	Caesars Entertainment Operating Co Inc
4.65%, 01/15/2043	190	198	11.25%, 06/01/2017	265		284
		$2,723	MGM Resorts International
			6.63%, 12/15/2021	55		55
Holding Companies - Diversified - 0.01%			8.63%, 02/01/2019(c)	135		150
Alphabet Holding Co Inc			10.00%, 11/01/2016	100		116
7.75%, 11/01/2017(c)	50	52
			Wyndham Worldwide Corp
			7.38%, 03/01/2020	180		217
Home Equity Asset Backed Securities - 0.15%						$957
Countrywide Asset-Backed Certificates
5.51%, 08/25/2036	75	75	Machinery - Construction & Mining - 0.06%
			Caterpillar Inc
New Century Home Equity Loan Trust Series			1.50%, 06/26/2017	210		213
2005-1
0.50%, 03/25/2035(e)	25	24
Saxon Asset Securities Trust			Media- 2.39%
1.90%, 03/25/2035(e)	127	68	Cablevision Systems Corp
Specialty Underwriting & Residential			8.00%, 04/15/2020	170		191
Finance			CBS Corp
0.97%, 02/25/2035(e)	123	115	4.85%, 07/01/2042	55		57
Wells Fargo Home Equity Trust			5.75%, 04/15/2020	380		455
0.50%, 08/25/2035(e)	241	239	7.88%, 07/30/2030	25		34
		$521	CC Holdings GS V LLC
			3.85%, 04/15/2023(c)	175		178
Insurance - 1.32%			Clear Channel Worldwide Holdings Inc
American International Group Inc			6.50%, 11/15/2022(c)	20		21
4.25%, 09/15/2014	620	653	6.50%, 11/15/2022(c)	50		52
4.88%, 09/15/2016	895	1,001	7.63%, 03/15/2020	80		81
4.88%, 06/01/2022	795	908	Comcast Corp
CNO Financial Group Inc			3.13%, 07/15/2022	495		516
6.38%, 10/01/2020(c)	40	42
			4.65%, 07/15/2042	10		10
ING US Inc			5.70%, 05/15/2018	260		313
5.50%, 07/15/2022(c)	545	591
			6.40%, 05/15/2038	285		364
Liberty Mutual Group Inc			6.50%, 01/15/2017	175		211
7.00%, 03/15/2037(c),(e)	215	214
			COX Communications Inc
MetLife Capital Trust IV			4.70%, 12/15/2042(c)	95		97
7.88%, 12/15/2037(c)	260	318
			CSC Holdings LLC
Prudential Financial Inc			6.75%, 11/15/2021(c)	45		50
5.63%, 06/15/2043(e)	725	751
			Cumulus Media Holdings Inc
XL Group PLC			7.75%, 05/01/2019	215		211
6.50%, 12/31/2049(e)	45	42
			DIRECTV Holdings LLC / DIRECTV
		$4,520	Financing Co Inc
Internet - 0.26%			2.40%, 03/15/2017	330		338
Amazon.com Inc			DISH DBS Corp
1.20%, 11/29/2017	515	512	5.00%, 03/15/2023(c)	40		40
Open Solutions Inc			5.88%, 07/15/2022	160		172
9.75%, 02/01/2015(c)	140	113	6.75%, 06/01/2021	225		256
Zayo Group LLC / Zayo Capital Inc			7.88%, 09/01/2019	274		325
8.13%, 01/01/2020	65	72	NBCUniversal Media LLC
10.13%, 07/01/2020	175	199	2.88%, 01/15/2023	400		402
		$896	4.45%, 01/15/2043	455		461
			5.15%, 04/30/2020	555		658
Investment Companies - 0.10%			News America Inc
Grupo Aval Ltd			3.00%, 09/15/2022(c)	370		372
4.75%, 09/26/2022(c)	350	354	6.15%, 02/15/2041	210		266
			Time Warner Cable Inc
Iron & Steel - 0.03%			4.50%, 09/15/2042	140		136
AK Steel Corp			5.88%, 11/15/2040	205		239
8.38%, 04/01/2022	105	90	Time Warner Inc
			4.00%, 01/15/2022	575		629
			4.90%, 06/15/2042	70		75
Leisure Products & Services - 0.10%			7.63%, 04/15/2031	135		186
Carnival Corp			Univision Communications Inc
1.88%, 12/15/2017	350	351	6.88%, 05/15/2019(c)	45		47
			7.88%, 11/01/2020(c)	100		108
			8.50%, 05/15/2021(c)	180		186

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Mortgage Backed Securities (continued)
Viacom Inc			Banc of America Merrill Lynch Commercial
4.38%, 03/15/2043(c)	$212	$209	Mortgage Inc
WideOpenWest Finance LLC /			4.97%, 07/10/2043	$250	$70
WideOpenWest Capital Corp			BB-UBS Trust
13.38%, 10/15/2019(c)	205	217	2.89%, 06/05/2030(c),(e)	350	356
		$8,163	BCRR Trust
			5.86%, 07/17/2040(c)	220	257
Metal Fabrication & Hardware - 0.03%			CD 2005-CD1 Commercial Mortgage Trust
Precision Castparts Corp			5.22%, 07/15/2044(e)	378	420
2.50%, 01/15/2023	95	96	CD 2006-CD3 Mortgage Trust
			5.62%, 10/15/2048	505	580
Mining - 0.90%			Citigroup Commercial Mortgage Trust
Anglo American Capital PLC			0.54%, 10/15/2049(e)	8,550	43
2.63%, 09/27/2017(c)	520	531	COMM 2006-C7 Mortgage Trust
BHP Billiton Finance USA Ltd			5.75%, 06/10/2046(e)	160	182
1.13%, 11/21/2014	180	182	COMM 2007-C9 Mortgage Trust
FMG Resources August 2006 Pty Ltd			5.80%, 12/10/2049(e)	1,000	732
6.88%, 02/01/2018(c)	55	57	Commercial Mortgage Pass-Through
8.25%, 11/01/2019(c)	130	138	Certificates Series 2006-C4
Inmet Mining Corp			0.56%, 09/15/2039(c),(e)	10,256	44
7.50%, 06/01/2021(c)	30	31	5.47%, 09/15/2039	1,305	1,482
Midwest Vanadium Pty Ltd			Commercial Mortgage Pass-Through
11.50%, 02/15/2018(c)	110	65	Certificates Series 2006-C5
Rio Tinto Finance USA PLC			0.16%, 12/15/2039(e)	3,487	52
2.00%, 03/22/2017	300	307	Commercial Mortgage Pass-Through
4.75%, 03/22/2042	120	133	Certificates Series 2007-C3
Southern Copper Corp			5.68%, 06/15/2039(e)	465	535
3.50%, 11/08/2022	200	204	Commercial Mortgage Pass-Through
Teck Resources Ltd			Certificates Series 2007-C4
2.50%, 02/01/2018	155	158	5.76%, 09/15/2039(e)	335	337
3.75%, 02/01/2023	140	144	Countrywide Home Loan Mortgage Pass
5.40%, 02/01/2043	85	90	Through Trust
Vale Overseas Ltd			5.00%, 04/25/2035	143	143
4.38%, 01/11/2022	75	80	Credit Suisse First Boston Mortgage Securities
Volcan Cia Minera SAA			Corp
5.38%, 02/02/2022(c)	38	42	0.78%, 11/15/2037(c),(e)	9,781	114
5.38%, 02/02/2022	50	55	0.95%, 01/15/2037(c),(e)	12,742	107
Xstrata Finance Canada Ltd			4.77%, 07/15/2037	335	345
1.80%, 10/23/2015(c)	270	271	CSMC Series 2009-RR1
2.45%, 10/25/2017(c)	185	187	5.38%, 02/15/2040(c)	385	431
4.00%, 10/25/2022(c)	390	394	CSMC Series 2009-RR3
		$3,069	5.34%, 12/15/2043(c),(e)	340	380
			Fannie Mae REMIC Trust 2005-W2
Miscellaneous Manufacturing - 0.67%			0.41%, 05/25/2035(e)	246	245
Eaton Corp			Fannie Mae REMICS
0.95%, 11/02/2015(c)	90	90	0.46%, 03/25/2035(e)	54	54
2.75%, 11/02/2022(c)	215	214	0.51%, 02/25/2032(e)	18	18
GE Capital Trust I			3.84%, 02/25/2037(e)	796	43
6.38%, 11/15/2067	150	158	5.89%, 04/25/2037(e)	601	105
General Electric Co			6.04%, 03/25/2024(e)	1,371	150
4.13%, 10/09/2042	490	504	6.29%, 03/25/2022(e)	260	36
Pentair Finance SA			6.31%, 01/25/2041(e)	3,150	684
1.88%, 09/15/2017(c)	250	251	6.44%, 07/25/2039(e)	2,151	426
Textron Inc			6.50%, 02/25/2047	141	156
6.20%, 03/15/2015	365	400	6.54%, 11/25/2036(e)	829	133
Tyco Electronics Group SA			6.89%, 09/25/2031(e)	230	9
1.60%, 02/03/2015	205	208	6.90%, 04/25/2039(e)	172	187
3.50%, 02/03/2022	420	432	8.70%, 03/25/2039(e)	142	166
7.13%, 10/01/2037	20	27	FHLMC Multifamily Structured Pass Through
		$2,284	Certificates
Mortgage Backed Securities - 7.12%			1.88%, 05/25/2019	810	831
			2.22%, 12/25/2018(e)	500	523
Banc of America Commercial Mortgage Trust
2006-3			Freddie Mac REMICS
			0.66%, 06/15/2023(e)	68	69
5.89%, 07/10/2044	210	240	0.81%, 08/15/2018(e)	317	320
Banc of America Commercial Mortgage Trust			3.00%, 10/15/2027(e)	347	53
2007-3 0.49%, 06/10/2049(c),(e)	300	268	3.50%, 03/15/2027(e)	545	76
			4.50%, 10/15/2035(e)	1,516	152
			5.79%, 03/15/2037(e)	525	82
			5.79%, 11/15/2040(e)	365	72

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)			UBS-Barclays Commercial Mortgage Trust
5.84%, 04/15/2039(e)	$367	$80	1.90%, 12/10/2045(c),(e)	$1,500	$193
5.84%, 04/15/2039(e)	884	197	3.09%, 09/10/2022(e)	255	266
5.86%, 04/15/2037(e)	1,153	175	Wachovia Bank Commercial Mortgage Trust
6.29%, 07/15/2041(e)	431	94	0.00%, 12/15/2043(a)	250	20
6.39%, 02/15/2035(e)	2,569	163	5.24%, 10/15/2044(e)	283	313
6.39%, 12/15/2040(e)	763	161	Washington Mutual Alternative Mortgage
6.44%, 03/15/2042(e)	881	201	Pass-Through Certificates
6.49%, 09/15/2026(e)	837	173	0.46%, 02/25/2036(e)	170	110
6.49%, 02/15/2036(e)	446	90			$24,368
6.49%, 03/15/2036(e)	2,018	322
6.54%, 02/15/2035(e)	2,225	189	Office & Business Equipment - 0.00%
6.84%, 07/15/2031(e)	1,274	84	Xerox Corp
GE Capital Commercial Mortgage Corp Series			6.75%, 02/01/2017	10	12
2007-C1 Trust
0.16%, 12/10/2049(e)	16,997	40	Oil & Gas - 4.16%
Ginnie Mae			Anadarko Petroleum Corp
4.00%, 10/16/2024(e)	491	50	5.95%, 09/15/2016	470	541
5.00%, 10/16/2022(e)	1,010	73	6.20%, 03/15/2040	210	259
5.19%, 05/20/2041(e)	1,103	220	6.45%, 09/15/2036	210	263
6.31%, 01/16/2038(e)	127	21	Antero Resources Finance Corp
6.49%, 03/20/2041(e)	156	35	6.00%, 12/01/2020(c)	85	86
7.44%, 12/16/2025(e)	492	96	7.25%, 08/01/2019	130	142
HomeBanc Mortgage Trust 2005-5			Apache Corp
0.55%, 01/25/2036(e)	917	626	2.63%, 01/15/2023	185	185
Indymac Index Mortgage Loan Trust			4.75%, 04/15/2043	5	5
0.44%, 04/25/2035(e)	121	92	BP Capital Markets PLC
JP Morgan Chase Commercial Mortgage			3.13%, 10/01/2015	260	276
Securities Corp			3.63%, 05/08/2014	330	343
1.96%, 12/15/2047(e)	4,000	489	Carrizo Oil & Gas Inc
3.15%, 08/15/2046	350	379	7.50%, 09/15/2020	60	62
3.35%, 12/15/2047(c),(e)	325	334	8.63%, 10/15/2018	120	130
5.00%, 08/15/2042(e)	325	345	Chaparral Energy Inc
5.35%, 06/12/2041(e)	14	14	7.63%, 11/15/2022(c)	40	42
5.43%, 12/12/2043	370	422	9.88%, 10/01/2020	150	171
5.63%, 12/05/2019(c)	350	419	Chesapeake Energy Corp
5.79%, 12/31/2049(e)	50	60	6.13%, 02/15/2021	125	130
LB-UBS Commercial Mortgage Trust			Chevron Corp
0.46%, 02/15/2040(e)	20,149	321	1.10%, 12/05/2017	365	368
4.74%, 07/15/2030	525	568	2.36%, 12/05/2022	245	245
5.32%, 11/15/2040	350	376	Concho Resources Inc
5.43%, 02/15/2040	340	390	7.00%, 01/15/2021	120	134
6.24%, 07/15/2040(e)	350	217	ConocoPhillips
Merrill Lynch Mortgage Trust			5.75%, 02/01/2019	130	160
5.05%, 07/12/2038	150	165	Devon Energy Corp
Merrill Lynch/Countrywide Commercial			1.88%, 05/15/2017	225	229
Mortgage Trust			4.75%, 05/15/2042	80	86
0.52%, 08/12/2048(e)	7,474	135	Ecopetrol SA
Morgan Stanley Bank of America Merrill			7.63%, 07/23/2019	70	90
Lynch Trust			EP Energy LLC / EP Energy Finance Inc
1.17%, 10/15/2022(c),(e)	3,863	337	9.38%, 05/01/2020	135	152
3.28%, 10/15/2022(c)	505	518	EP Energy LLC / Everest Acquisition Finance
Morgan Stanley Capital I Trust 2007-HQ12			Inc
5.57%, 04/12/2049(e)	225	254	6.88%, 05/01/2019	65	70
5.57%, 04/12/2049(e)	1,591	1,639	7.75%, 09/01/2022	30	32
Morgan Stanley Capital I Trust 2007-IQ13			EPE Holdings LLC / EP Energy Bond Co Inc
5.36%, 03/15/2044(e)	105	121	8.13%, PIK 8.88%, 12/15/2017(c),(f)	35	35
Morgan Stanley Reremic Trust			Gazprom Neft OAO Via GPN Capital SA
4.97%, 04/16/2040(c)	525	541	4.38%, 09/19/2022(c)	250	256
Morgan Stanley Re-REMIC Trust 2009-IO			Gazprom OAO Via Gaz Capital SA
3.00%, 07/17/2056(c),(d)	36	36	8.63%, 04/28/2034	155	223
Nomura Asset Acceptance Corp			Halcon Resources Corp
0.56%, 02/25/2035(e)	6	6	8.88%, 05/15/2021(c)	60	64
RBSCF Trust 2009-RR1			Hess Corp
5.76%, 09/17/2039(c),(e)	150	155	5.60%, 02/15/2041	125	148
Residential Asset Securitization Trust			Hilcorp Energy I LP / Hilcorp Finance Co
5.50%, 02/25/2035	169	173	7.63%, 04/15/2021(c)	25	27
UBS Commercial Mortgage Trust			8.00%, 02/15/2020(c)	195	213
3.40%, 05/10/2045(e)	150	162

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)			Oil & Gas (continued)
KazMunaiGaz Finance Sub BV			Transocean Inc (continued)
7.00%, 05/05/2020	$130	$162	6.80%, 03/15/2038	$535		$655
Kodiak Oil & Gas Corp						$14,223
8.13%, 12/01/2019	150	165
Linn Energy LLC / Linn Energy Finance			Oil & Gas Services - 0.85%
Corp			Cameron International Corp
7.75%, 02/01/2021	70	75	1.60%, 04/30/2015	350		354
Marathon Oil Corp			4.50%, 06/01/2021	55		61
0.90%, 11/01/2015	185	185	6.38%, 07/15/2018	380		460
2.80%, 11/01/2022	245	246	7.00%, 07/15/2038	45		61
National JSC Naftogaz of Ukraine			National Oilwell Varco Inc
9.50%, 09/30/2014	100	103	1.35%, 12/01/2017	245		246
Nexen Inc			2.60%, 12/01/2022	135		137
6.40%, 05/15/2037	295	381	3.95%, 12/01/2042	370		375
Oasis Petroleum Inc			Weatherford International Inc
6.88%, 01/15/2023	75	80	6.35%, 06/15/2017	125		143
Occidental Petroleum Corp			Weatherford International Ltd/Bermuda
1.75%, 02/15/2017	295	302	4.50%, 04/15/2022	680		722
2.70%, 02/15/2023	240	245	5.95%, 04/15/2042	320		347
Offshore Group Investment Ltd						$2,906
7.50%, 11/01/2019(c)	110	111	Other Asset Backed Securities - 1.35%
PDC Energy Inc			Countrywide Asset-Backed Certificates
7.75%, 10/15/2022(c)	135	138	0.46%, 03/25/2036(e)	471		319
Petrobras International Finance Co - Pifco			0.73%, 06/25/2035(e)	242		234
5.38%, 01/27/2021	715	805	GE Dealer Floorplan Master Note Trust
Petro-Canada			0.65%, 10/20/2017(e)	400		401
5.95%, 05/15/2035	320	394	GE Equipment Midticket LLC
Petroleos de Venezuela SA			0.47%, 02/22/2014	1,600		1,600
5.25%, 04/12/2017	135	118	GE Equipment Transportation LLC Series
5.38%, 04/12/2027	143	100	2011-1
Petroleos Mexicanos			1.33%, 05/20/2019	600		604
4.88%, 01/24/2022	420	474	JP Morgan Mortgage Acquisition Corp
5.50%, 01/21/2021	105	123	0.29%, 03/25/2037(e)	31		31
6.50%, 06/02/2041	145	182	0.36%, 03/25/2037(e)	720		616
Phillips 66			5.45%, 11/25/2036	123		123
1.95%, 03/05/2015(c)	235	240	Marriott Vacation Club Owner Trust 2007-1
Plains Exploration & Production Co			5.52%, 05/20/2029(c),(e)	79		82
6.50%, 11/15/2020	105	116	MSDWCC Heloc Trust
6.88%, 02/15/2023	130	148	0.40%, 07/25/2017(e)	80		76
Precision Drilling Corp			Washington Mutual Asset-Backed Certificates
6.63%, 11/15/2020	140	150	WMABS Series 2006-HE1 Trust
PTT PCL			0.39%, 04/25/2036(e)	587		535
3.38%, 10/25/2022(c)	200	199				$4,621
QGOG Constellation SA
6.25%, 11/09/2019(c)	250	261	Packaging & Containers - 0.29%
Rosneft Oil Co via Rosneft International			Crown Cork & Seal Co Inc
Finance Ltd			7.38%, 12/15/2026	142		157
3.15%, 03/06/2017(c)	250	254	Exopack Holding Corp
Rowan Cos Inc			10.00%, 06/01/2018	160		145
4.88%, 06/01/2022	240	261	Rock-Tenn Co
5.00%, 09/01/2017	340	378	3.50%, 03/01/2020(c)	565		580
5.40%, 12/01/2042	220	223	4.00%, 03/01/2023(c)	120		122
SandRidge Energy Inc						$1,004
7.50%, 02/15/2023	70	75	Pharmaceuticals - 2.14%
Seadrill Ltd			AbbVie Inc
5.63%, 09/15/2017(c)	220	218
			1.20%, 11/06/2015(c)	330		332
Shell International Finance BV			1.75%, 11/06/2017(c)	595		602
2.38%, 08/21/2022	220	221	2.90%, 11/06/2022(c)	375		382
Statoil ASA			4.40%, 11/06/2042(c)	220		234
1.20%, 01/17/2018	245	245	CFR International SpA
2.45%, 01/17/2023	70	70	5.13%, 12/06/2022(c)	200		207
Total Capital International SA			Endo Health Solutions Inc
1.50%, 02/17/2017	260	262	7.25%, 01/15/2022	90		97
1.55%, 06/28/2017	45	46	Express Scripts Holding Co
Transocean Inc			2.75%, 11/21/2014(c)	370		382
2.50%, 10/15/2017	380	384	3.50%, 11/15/2016(c)	165		176
3.80%, 10/15/2022	160	164	3.90%, 02/15/2022(c)	315		340
6.38%, 12/15/2021	80	97	6.13%, 11/15/2041(c)	290		370

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pharmaceuticals (continued)			REITS (continued)
GlaxoSmithKline Capital Inc			Felcor Lodging LP
5.38%, 04/15/2034	$55	$67	5.63%, 03/01/2023(c)	$35		$35
McKesson Corp			HCP Inc
0.95%, 12/04/2015	220	220	2.63%, 02/01/2020	290		289
3.25%, 03/01/2016	115	123	iStar Financial Inc
Merck & Co Inc			7.13%, 02/15/2018	90		92
6.50%, 12/01/2033(e)	185	265	9.00%, 06/01/2017	80		87
Mylan Inc/PA			Liberty Property LP
3.13%, 01/15/2023(c)	440	436	3.38%, 06/15/2023	265		262
Sky Growth Acquisition Corp			Simon Property Group LP
7.38%, 10/15/2020(c)	40	40	1.50%, 02/01/2018(c)	250		249
Takeda Pharmaceutical Co Ltd			4.75%, 03/15/2042	245		262
1.63%, 03/17/2017(c)	290	294	Ventas Realty LP / Ventas Capital Corp
Teva Pharmaceutical Finance Co BV			2.00%, 02/15/2018	400		400
2.40%, 11/10/2016	245	255				$2,208
2.95%, 12/18/2022	335	339
3.65%, 11/10/2021	175	187	Retail - 0.75%
Watson Pharmaceuticals Inc			AmeriGas Finance LLC/AmeriGas Finance
1.88%, 10/01/2017	550	557	Corp
3.25%, 10/01/2022	330	337	7.00%, 05/20/2022	160		178
4.63%, 10/01/2042	425	443	Claire's Stores Inc
			9.00%, 03/15/2019(c)	90		96
5.00%, 08/15/2014	315	336
Wyeth LLC			CVS Caremark Corp
5.95%, 04/01/2037	130	173	5.75%, 05/15/2041	280		349
6.00%, 02/15/2036	90	118	CVS Pass-Through Trust
			5.77%, 01/10/2033(c)	286		337
		$7,312	5.93%, 01/10/2034(c)	186		224
Pipelines - 1.35%			7.51%, 01/10/2032(c)	57		74
Access Midstream Partners LP / ACMP			Landry's Holdings II Inc
Finance Corp			10.25%, 01/01/2018(c)	80		80
5.88%, 04/15/2021	49	52	Landry's Inc
El Paso LLC			9.38%, 05/01/2020(c)	10		11
7.75%, 01/15/2032	170	200	Macy's Retail Holdings Inc
El Paso Pipeline Partners Operating Co LLC			5.75%, 07/15/2014	180		193
4.70%, 11/01/2042	220	216	5.90%, 12/01/2016	100		117
5.00%, 10/01/2021	605	686	6.90%, 04/01/2029	25		30
Energy Transfer Equity LP			New Academy Finance Co LLC / New
7.50%, 10/15/2020	105	121	Academy Finance Corp
Energy Transfer Partners LP			8.00%, PIK 8.75%, 06/15/2018(c),(f)	90		91
5.20%, 02/01/2022	250	285	Petco Holdings Inc
6.05%, 06/01/2041	345	393	8.50%, PIK 9.25%, 10/15/2017(c),(f)	110		113
6.50%, 02/01/2042	95	116	PVH Corp
Enterprise Products Operating LLC			4.50%, 12/15/2022	55		56
4.45%, 02/15/2043	355	359	Serta Simmons Holdings LLC
4.85%, 08/15/2042	45	48	8.13%, 10/01/2020(c)	60		60
8.38%, 08/01/2066	520	593	Suburban Propane Partners LP/Suburban
Inergy Midstream LP / NRGM Finance Corp			Energy Finance Corp
6.00%, 12/15/2020(c)	65	67	7.38%, 03/15/2020	135		146
Kinder Morgan Energy Partners LP			Walgreen Co
5.30%, 09/15/2020	215	251	1.80%, 09/15/2017	330		332
5.63%, 09/01/2041	135	152	Wal-Mart Stores Inc
MarkWest Energy Partners LP / MarkWest			5.00%, 10/25/2040	65		79
Energy Finance Corp						$2,566
5.50%, 02/15/2023	30	33
6.25%, 06/15/2022	170	185	Savings & Loans - 0.37%
6.50%, 08/15/2021	45	49	Santander Holdings USA Inc/PA
NGPL PipeCo LLC			3.00%, 09/24/2015	770		784
9.63%, 06/01/2019(c)	115	132	4.63%, 04/19/2016	470		492
ONEOK Partners LP						$1,276
3.25%, 02/01/2016	340	359	Semiconductors - 0.13%
Western Gas Partners LP			Intel Corp
4.00%, 07/01/2022	295	310	4.00%, 12/15/2032	275		273
		$4,607	Jazz Technologies Inc
REITS- 0.65%			8.00%, 06/30/2015	207		179
AvalonBay Communities Inc						$452
2.85%, 03/15/2023	235	232	Software - 0.21%
DDR Corp			Microsoft Corp
4.63%, 07/15/2022	275	300	3.50%, 11/15/2042	275		266

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Software (continued)			Telecommunications (continued)
Oracle Corp			Qtel International Finance Ltd
1.20%, 10/15/2017	$435	$436	3.25%, 02/21/2023(c)	$250		$250
		$702	Qwest Corp
			6.75%, 12/01/2021	455		533
Sovereign - 0.70%			SBA Tower Trust
Brazilian Government International Bond			4.25%, 04/15/2040(c),(e)	415		436
4.88%, 01/22/2021	235	283	Sprint Nextel Corp
Colombia Government International Bond			6.00%, 11/15/2022	115		118
7.38%, 03/18/2019	100	131	7.00%, 03/01/2020(c)	80		93
Croatia Government International Bond			7.00%, 08/15/2020	235		257
6.75%, 11/05/2019	100	115	9.00%, 11/15/2018(c)	45		56
Indonesia Government International Bond			9.13%, 03/01/2017	25		29
4.88%, 05/05/2021	200	230	Telefonica Emisiones SAU
Mexico Government International Bond			0.64%, 02/04/2013(e)	375		375
3.63%, 03/15/2022	160	175	3.99%, 02/16/2016	305		317
4.75%, 03/08/2044	158	179	UPCB Finance VI Ltd
Panama Government International Bond			6.88%, 01/15/2022(c)	150		162
5.20%, 01/30/2020	100	120	Verizon Communications Inc
Russian Foreign Bond - Eurobond			0.70%, 11/02/2015	205		205
7.50%, 03/31/2030(e)	514	660
			2.00%, 11/01/2016	90		93
Venezuela Government International Bond			2.45%, 11/01/2022	360		360
9.25%, 09/15/2027	421	421	3.85%, 11/01/2042	295		290
12.75%, 08/23/2022	75	87	6.25%, 04/01/2037	25		33
		$2,401	Verizon Global Funding Corp
Student Loan Asset Backed Securities - 1.63%			7.75%, 12/01/2030	35		51
SLM Student Loan Trust			VimpelCom Holdings BV
0.37%, 02/27/2017(e)	900	900	7.50%, 03/01/2022	200		229
0.87%, 10/25/2017(e)	554	557	Virgin Media Finance PLC
0.96%, 10/16/2023(c),(e)	900	903	5.25%, 02/15/2022	32		34
1.31%, 12/15/2021(c),(e)	2,352	2,370	Wind Acquisition Finance SA
1.31%, 08/15/2023(c),(e)	255	257	11.75%, 07/15/2017(c)	120		126
1.42%, 10/25/2016(e)	467	470	Wind Acquisition Holdings Finance SA
1.61%, 08/15/2025(c),(e)	122	123	12.25%, PIK 12.25%, 07/15/2017(c),(f)	136		139
		$5,580				$10,608
Telecommunications - 3.10%			Transportation - 0.74%
America Movil SAB de CV			CSX Corp
3.13%, 07/16/2022	200	203	3.70%, 10/30/2020	165		178
AT&T Inc			4.10%, 03/15/2044	340		336
1.40%, 12/01/2017	675	675	4.25%, 06/01/2021	240		270
1.60%, 02/15/2017	350	354	5.50%, 04/15/2041	185		222
1.70%, 06/01/2017	455	462	6.25%, 03/15/2018	200		244
2.63%, 12/01/2022	1,290	1,292	7.38%, 02/01/2019	170		216
3.00%, 02/15/2022	285	296	Kansas City Southern de Mexico SA de CV
4.35%, 06/15/2045(c)	274	275	6.13%, 06/15/2021	263		297
5.35%, 09/01/2040	250	291	Navios Maritime Acquisition Corp / Navios
Clearwire Communications LLC/Clearwire			Acquisition Finance US Inc
Finance Inc			8.63%, 11/01/2017	165		155
12.00%, 12/01/2015(c)	150	161	Navios Maritime Holdings Inc / Navios
Deutsche Telekom International Finance BV			Maritime Finance US Inc
2.25%, 03/06/2017(c)	285	292	8.88%, 11/01/2017	85		85
Digicel Group Ltd			PHI Inc
8.25%, 09/30/2020(c)	420	462	8.63%, 10/15/2018	80		85
10.50%, 04/15/2018(c)	150	165	Ship Finance International Ltd
Eileme 2 AB			8.50%, 12/15/2013	185		185
11.63%, 01/31/2020(c)	200	233	Swift Services Holdings Inc
Embarq Corp			10.00%, 11/15/2018	230		252
8.00%, 06/01/2036	100	111				$2,525
Goodman Networks Inc			TOTAL BONDS			$197,517
12.13%, 07/01/2018(c)	55	60	SENIOR FLOATING RATE INTERESTS -	Principal
Intelsat Jackson Holdings SA			1.65%	Amount (000's)	Value	(000	's)
7.25%, 10/15/2020	55	60
Intelsat Luxembourg SA			Aerospace & Defense - 0.06%
			Sequa Corp, Term Loan B
11.50%, 02/04/2017	441	469	5.25%, 05/29/2017(e)	$105		$105
11.25%, 02/04/2017	125	132	Silver II Borrower Sarl, Term Loan B
Level 3 Financing Inc			5.00%, 12/05/2019(e)	105		106
8.13%, 07/01/2019	155	169
10.00%, 02/01/2018	100	112				$211
NII Capital Corp
7.63%, 04/01/2021	195	148

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Automobile Manufacturers - 0.04%			Food (continued)
Chrysler Group LLC, Term Loan B			Pinnacle Foods Finance LLC / Pinnacle Foods
6.00%, 05/24/2017(e)	$129	$131	Finance Corp, Term Loan F
			4.75%, 10/17/2018(e)	$85	$85
Automobile Parts & Equipment - 0.07%					$129
HHI Holdings LLC, Term Loan			Forest Products & Paper - 0.04%
6.00%, 10/03/2018(e)	65	66	Exopack LLC, Term Loan B
Schaeffler AG, Term Loan C2			6.50%, 05/06/2017(e)	143	143
6.00%, 02/14/2017(e)	175	176
		$242	Healthcare - Products - 0.04%
Chemicals - 0.13%			BSN Medical GmbH & Co KG, Term Loan
AZ Chem US Inc, Term Loan B			B1
7.25%, 12/06/2017(e)	151	152	5.00%, 07/15/2019(e)	40	40
Ineos US Finance LLC, Term Loan			Hologic Inc, Term Loan B
6.50%, 04/27/2018(e)	189	190	4.50%, 04/29/2019(e)	20	20
Taminco Global Chemical Corp, Term Loan			Kinetic Concepts Inc, Term Loan C1
B1			5.50%, 05/04/2018(e)	65	66
5.25%, 02/15/2019(e)	94	95			$126
		$437	Healthcare - Services - 0.04%
Coal- 0.01%			HCA Inc, Term Loan B3
Patriot Coal Corp, DIP Term Loan			3.46%, 05/01/2018(e)	70	70
9.25%, 12/09/2013(e)	20	20	MultiPlan Inc, Term Loan B
			4.75%, 08/26/2017(e)	75	76
Commercial Services - 0.02%					$146
Interactive Data Corp, Term Loan			Insurance - 0.17%
4.50%, 02/11/2018(e)	77	77	Asurion LLC, Term Loan
			9.00%, 05/10/2019(e)	100	103
Computers - 0.06%			Asurion LLC, Term Loan B
			5.50%, 05/10/2018(e)	283	286
CompuCom Systems Inc, Term Loan
6.50%, 10/02/2018(e)	55	55	CNO Financial Group Inc, Term Loan B2
			5.00%, 09/20/2016(e)	86	87
10.25%, 10/02/2019(e)	50	50
Spansion LLC, Term Loan B			Lone Star Intermediate Super Holdings LLC,
5.25%, 12/11/2018(e)	115	116	Term Loan
			11.00%, 08/07/2019(e)	105	111
		$221
					$587
Diversified Financial Services - 0.03%
Springleaf Financial Funding Co, Term Loan			Internet - 0.08%
5.50%, 05/28/2017(e)	95	94	Open Solutions Inc, Term Loan B
			2.44%, 01/14/2013(e)	103	98
			Zayo Group LLC, Term Loan B
Electric - 0.07%			5.25%, 03/18/2019(e)	159	161
Dynegy Power LLC, Term Loan					$259
9.25%, 08/05/2016(e)	137	143
NRG Energy Inc, Term Loan B			Lodging - 0.03%
4.00%, 05/05/2018(e)	39	40	Caesars Entertainment Operating Co Inc, Term
Texas Competitive Electric Holdings Co LLC,			Loan B6
			5.46%, 01/28/2018(e)	100	89
Term Loan NON-EXT
3.75%, 10/10/2014(e)	95	72
		$255	Machinery - Diversified - 0.04%
Entertainment - 0.17%			Edwards Cayman Islands II Ltd, Term Loan
			5.50%, 05/31/2016(e)	123	123
CCM Merger Inc, Term Loan B
6.00%, 02/01/2017(e)	359	359
Peninsula Gaming LLC, Term Loan B			Media- 0.12%
5.75%, 08/03/2017(e)	155	157	Cumulus Media Holdings Inc, Term Loan
WMG Acquisition Corp, Term Loan B			7.50%, 01/14/2019(e)	85	87
5.25%, 10/25/2018(e)	75	76	Cumulus Media Holdings Inc, Term Loan B
		$592	0.00%, 09/17/2018(g)	50	50
			Kabel Deutschland Vertrieb und Service
Environmental Control - 0.01%			GmbH, Term Loan F
ADS Waste Holdings Inc, Term Loan B			4.25%, 01/20/2019(e)	65	65
5.25%, 09/25/2019(e)	40	40
			Univision Communications Inc, Term Loan
			EXT
Food- 0.04%			4.46%, 03/31/2017(e)	87	86
Pinnacle Foods Finance LLC / Pinnacle Foods			WideOpenWest Finance LLC, Term Loan
Finance Corp, Term Loan D-NEW			6.25%, 07/12/2018(e)	124	126
4.75%, 09/29/2018(e)	43	44			$414

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Oil & Gas - 0.04%
EP Energy LLC, Term Loan B
5.00%, 04/24/2018(e)	$125	$126	6.00%, 04/01/2031	$2	$2
Plains Exploration & Production Co, Term			6.00%, 06/01/2032	96	107
Loan B			6.00%, 10/01/2032	63	71
4.00%, 10/15/2019(e)	25	25	6.00%, 01/01/2038	315	347
			6.50%, 04/01/2016	9	9
		$151	6.50%, 03/01/2029	13	15
Pharmaceuticals - 0.07%			6.50%, 05/01/2029	21	25
Grifols Inc, Term Loan B			6.50%, 04/01/2031	10	12
4.50%, 06/01/2017(e)	89	90	6.50%, 02/01/2032	21	24
NBTY Inc, Term Loan B1			6.50%, 05/01/2032	58	67
4.25%, 10/01/2017(e)	38	39	6.50%, 05/01/2032	18	20
Par Pharmaceutical Cos Inc, Term Loan B			6.50%, 04/01/2035	47	53
5.00%, 09/18/2019(e)	95	94	7.00%, 12/01/2029	39	47
		$223	7.00%, 06/01/2030	8	10
			7.00%, 12/01/2030	4	5
Pipelines - 0.05%			7.00%, 01/01/2031	10	11
NGPL PipeCo LLC, Term Loan B			7.00%, 01/01/2031	3	3
6.75%, 05/04/2017(e)	154	158
			7.00%, 02/01/2031	3	4
			7.00%, 12/01/2031	39	46
REITS- 0.03%			7.50%, 04/01/2030	9	11
iStar Financial Inc, Term Loan A2			7.50%, 09/01/2030	8	8
5.25%, 06/30/2014(e)	19	19	7.50%, 03/01/2031	33	40
7.00%, 06/30/2014(e)	85	85	8.00%, 09/01/2030	84	96
					$12,636
Retail - 0.11%			Federal National Mortgage Association (FNMA) - 19.32%
DineEquity Inc, Term Loan B1			2.30%, 07/01/2034(e)	6	6
4.25%, 10/19/2017(e)	63	63	2.50%, 01/01/2028(h)	5,680	5,939
Dunkin' Brands Inc, Term Loan B2			2.66%, 07/01/2034(e)	49	53
4.00%, 11/23/2017(e)	97	98	2.81%, 03/01/2035(e)	123	131
Neiman Marcus Group Inc/The, Term Loan			3.00%, 01/01/2028(h)	2,320	2,449
4.75%, 04/25/2018(e)	100	100	3.00%, 11/01/2042	1,797	1,895
Serta Simmons Holdings LLC, Term Loan B			3.00%, 01/01/2043(h)	3,650	3,825
5.00%, 09/19/2019(e)	115	115	3.24%, 06/01/2041(e)	2,325	2,445
		$376	3.50%, 04/01/2027	1,112	1,190
			3.50%, 01/01/2041	92	98
Semiconductors - 0.03%			3.50%, 03/01/2042	1,549	1,681
Freescale Semiconductor Inc, Term Loan B1			3.50%, 08/01/2042	2,380	2,544
4.46%, 11/29/2013(e)	99	96
			3.50%, 11/01/2042	1,992	2,169
			3.50%, 01/01/2043(h)	2,000	2,132
Telecommunications - 0.05%			4.00%, 10/01/2019	156	167
Intelsat Jackson Holdings SA, Term Loan			4.00%, 08/01/2020	697	746
3.21%, 02/01/2014(e)	100	100	4.00%, 02/01/2031	220	237
Level 3 Financing Inc, Term Loan B			4.00%, 05/01/2031	454	489
5.18%, 08/01/2019(e)	85	86	4.00%, 06/01/2031	746	803
		$186	4.00%, 11/01/2040	3,791	4,166
TOTAL SENIOR FLOATING RATE INTERESTS		$5,630	4.00%, 12/01/2040	492	540
			4.00%, 01/01/2041	2,680	2,946
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 01/01/2043(h)	3,000	3,216
AGENCY OBLIGATIONS - 45.77%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.69%			4.50%, 07/01/2025	219	236
			4.50%, 05/01/2031	1,899	2,064
2.90%, 02/01/2034(e)	$6	$7	4.50%, 05/01/2040	492	554
3.50%, 04/01/2042	396	430	4.50%, 06/01/2040	1,105	1,215
3.50%, 08/01/2042	1,281	1,374	4.50%, 09/01/2040	700	775
4.00%, 08/01/2024	87	95	4.50%, 11/01/2040	2,587	2,850
4.50%, 07/01/2024	126	135	4.50%, 01/01/2041	1,425	1,582
4.50%, 04/01/2031	833	912	4.50%, 01/01/2041	695	771
4.50%, 05/01/2040	606	678	4.50%, 09/01/2041	554	601
4.50%, 06/01/2040	474	530	5.00%, 07/01/2035	94	102
4.50%, 08/01/2040	140	152	5.00%, 12/01/2039	113	126
5.00%, 05/01/2018	437	470	5.00%, 02/01/2040	574	633
5.00%, 10/01/2024	831	907	5.00%, 05/01/2041	405	446
5.00%, 06/01/2031	481	534	5.50%, 06/01/2019	78	85
5.00%, 10/01/2035	198	218	5.50%, 07/01/2019	61	66
5.00%, 06/01/2037	187	201	5.50%, 07/01/2019	24	26
5.00%, 06/01/2041	3,717	4,102	5.50%, 08/01/2019	75	81
5.50%, 06/01/2024	696	759	5.50%, 08/01/2019	17	18
5.54%, 02/01/2037(e)	71	76	5.50%, 10/01/2019	151	164
6.00%, 03/01/2031	20	23	5.50%, 10/01/2019	86	93

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
5.50%, 12/01/2022	$103	$112	1.63%, 11/15/2022	$3,400	$3,363
5.50%, 07/01/2033	1,322	1,453	1.88%, 08/31/2017	5,200	5,492
5.50%, 04/01/2035	221	241	2.63%, 01/31/2018	1,700	1,860
5.50%, 08/01/2036	2,024	2,212	3.13%, 05/15/2019	1,150	1,302
5.50%, 02/01/2037	38	42	3.13%, 11/15/2041	125	131
5.50%, 01/01/2040	255	280	3.13%, 02/15/2042	290	303
5.50%, 05/01/2040	180	198	3.38%, 11/15/2019	2,000	2,300
5.50%, 05/01/2040	186	204	4.13%, 05/15/2015	35	38
5.50%, 07/01/2040	252	277	4.38%, 05/15/2040	1,900	2,473
5.50%, 07/01/2040	2,422	2,656	4.50%, 02/15/2036	1,250	1,645
5.67%, 02/01/2036(e)	86	93	6.00%, 02/15/2026	4,425	6,403
6.00%, 05/01/2031	11	12			$46,091
6.00%, 07/01/2035	573	631	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/01/2037	2,140	2,343	OBLIGATIONS		$156,552
6.00%, 02/01/2038	379	423		Maturity
6.00%, 12/01/2038	555	619	REPURCHASE AGREEMENTS - 2.78%	Amount (000's)	Value (000's)
6.50%, 08/01/2031	19	22
6.50%, 03/01/2032	32	38	Banks - 2.78%
6.50%, 07/01/2037	165	187	Investment in Joint Trading Account; Credit	$1,720	$1,720
6.50%, 07/01/2037	122	137	Suisse Repurchase Agreement; 0.19%
6.50%, 02/01/2038	129	145	dated 12/31/2012 maturing 01/02/2013
6.50%, 03/01/2038	68	76	(collateralized by US Government
6.50%, 09/01/2038	1,160	1,303	Securities; $1,754,355; 5.25% - 8.00%;
7.00%, 02/01/2032	19	23	dated 11/15/21 - 08/15/29)
		$66,082	Investment in Joint Trading Account; Deutsche	577	577
Government National Mortgage Association (GNMA) - 9.28%			Bank Repurchase Agreement; 0.20% dated
			12/31/2012 maturing 01/02/2013
1.63%, 01/20/2035(e)	70	72	(collateralized by US Government
3.00%, 01/01/2043(h)	1,000	1,063	Securities; $588,962; 1.25% - 4.63%; dated
3.50%, 01/15/2042(h)	8,000	8,691	10/15/14 - 09/28/16)
3.50%, 05/15/2042	1,702	1,851	Investment in Joint Trading Account; JP	3,225	3,225
3.50%, 10/15/2042	100	108	Morgan Repurchasae Agreement; 0.18%
4.00%, 10/15/2041	897	997	dated 12/31/2012 maturing 01/02/2013
4.00%, 01/01/2042(h)	5,250	5,758	(collateralized by US Government
4.00%, 02/15/2042	464	516	Securities; $3,289,415; 0.00% - 6.25%;
4.00%, 07/20/2042	81	88	dated 10/28/13 - 07/15/32)
4.50%, 01/20/2042	1,873	2,051	Investment in Joint Trading Account; Merrill	3,993	3,993
4.50%, 08/20/2042	2,390	2,617	Lynch Repurchase Agreement; 0.12%
5.00%, 02/15/2034	917	1,010	dated 12/31/2012 maturing 01/02/2013
5.00%, 10/15/2034	333	366	(collateralized by US Government
5.00%, 10/20/2039	249	276	Securities; $4,072,609; 0.00% - 9.38%;
5.00%, 06/20/2040	711	785	dated 01/02/13 - 01/22/37)
5.00%, 07/20/2040	160	177			$9,515
5.00%, 09/20/2041	718	793	TOTAL REPURCHASE AGREEMENTS		$9,515
5.00%, 11/20/2041	1,092	1,205	Total Investments		$369,215
5.00%, 02/20/2042	700	773	Liabilities in Excess of Other Assets, Net - (7.94)%		$(27,164)
5.00%, 06/20/2042	345	383	TOTAL NET ASSETS - 100.00%		$342,051
5.50%, 12/20/2033	466	517
5.50%, 05/20/2035	57	64
6.00%, 01/20/2029	76	87	(a) Non-Income Producing Security
6.00%, 07/20/2029	13	14	(b) Security is Illiquid
6.00%, 12/15/2033	68	77	(c)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 12/20/2036	336	375	1933. These securities may be resold in transactions exempt from
6.50%, 03/20/2028	11	13	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 05/20/2029	10	12	indicated, these securities are not considered illiquid. At the end of the
6.50%, 12/15/2032	799	936	period, the value of these securities totaled $42,387 or 12.39% of net
7.00%, 03/15/2031	24	29	assets.
7.50%, 05/15/2029	22	22	(d)	Fair value is determined in accordance with procedures established in
8.00%, 12/15/2030	13	17	good faith by the Board of Directors. At the end of the period, the fair
		$31,743	value of these securities totaled $2,089 or 0.61% of net assets.
			(e)	Variable Rate. Rate shown is in effect at December 31, 2012.
U.S. Treasury - 13.48%			(f)	Payment in kind; the issuer has the option of paying additional securities
0.13%, 08/31/2013	355	355	in lieu of cash.
0.25%, 05/15/2015	235	235	(g)	This Senior Floating Rate Note will settle after December 31, 2012, at
0.63%, 05/31/2017	3,585	3,591	which time the interest rate will be determined.
0.88%, 04/30/2017	200	203	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.00%, 08/31/2016	6,320	6,441	Notes to Financial Statements for additional information.
1.00%, 03/31/2017	175	178
1.25%, 10/31/2015	5,800	5,947
1.50%, 07/31/2016	3,695	3,831

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2012

Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				39.41%
Financial				14.26%
Government				14.18%
Asset Backed Securities				9.95%
Consumer, Non-cyclical				6.76%
Energy				6.58%
Communications				6.25%
Industrial				3.03%
Basic Materials				2.20%
Consumer, Cyclical				2.18%
Utilities				2.15%
Technology				0.98%
Diversified				0.01%
Liabilities in Excess of Other Assets, Net				(7.94)%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Buy Protection
				(Pay)/					Upfront		Unrealized
				Receive	Expiration	Notional			Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity			Fixed Rate	Date	Amount	Fair Value		Paid/(Received)		(Depreciation)
Barclays Bank PLC	CDX.NA.HY19			(5.00)%	12/20/2017	$6,700	$(21	) $		(67)	$46
Barclays Bank PLC	CMBX.NA.AAA4			(0.35)%	02/17/2051	1,250	55			99	(44)
Deutsche Bank AG	CMBX.NA.AAA3			(0.08)%	12/13/2049	1,250	53			55	(2)
Total							$87			$87	$—

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional		Upfront Premiums				Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount	Fair Value	Paid/(Received)			Appreciation/(Depreciation)
Deutsche Bank AG 3 Month LIBOR		Receive	1.74%	09/04/2022	$1,000	$2			$—		$2
Morgan Stanley & Co 3 Month LIBOR		Receive	2.38%	09/04/2032	750	25			—		25

Total						$27			$—		$27

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS- 30.73%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Advertising - 0.02%				Airlines (continued)
Omnicom Group Inc				Continental Airlines 2012-2 Class A Pass
4.45%, 08/15/2020	$128	$142		Through Trust
				4.00%, 04/29/2026(c)	$200		$210
				Delta Air Lines 2007-1 Class A Pass Through
Aerospace & Defense - 0.40%				Trust
Boeing Co/The
3.75%, 11/20/2016	51	56		6.82%, 02/10/2024	91		101
5.88%, 02/15/2040	154	208		UAL 2009-2A Pass Through Trust
7.95%, 08/15/2024	200	296		9.75%, 01/15/2017	206		237
Exelis Inc							$800
4.25%, 10/01/2016	128	135		Automobile Asset Backed Securities - 0.15%
L-3 Communications Corp				Ally Auto Receivables Trust
4.95%, 02/15/2021	277	312		0.79%, 09/15/2015	250		250
Lockheed Martin Corp				AmeriCredit Automobile Receivables Trust
2.13%, 09/15/2016	100	104		2011-3
3.35%, 09/15/2021	102	108		1.17%, 01/08/2016	120		121
4.07%, 12/15/2042(a)	47	46		Ford Credit Auto Owner Trust
Northrop Grumman Corp				1.15%, 06/15/2017	500		507
3.50%, 03/15/2021	277	295		1.35%, 12/15/2016(b)	129		131
Raytheon Co				Santander Drive Auto Receivables Trust 2012-
3.13%, 10/15/2020	77	82		4
4.88%, 10/15/2040	154	177		1.04%, 08/15/2016	120		121
United Technologies Corp							$1,130
3.10%, 06/01/2022	200	212
4.50%, 04/15/2020	74	87		Automobile Manufacturers - 0.04%
4.50%, 06/01/2042	200	222		Daimler Finance North America LLC
4.88%, 05/01/2015	200	220		8.50%, 01/18/2031	102		159
5.38%, 12/15/2017	102	121		Ford Motor Co
5.70%, 04/15/2040	51	66		7.45%, 07/16/2031	100		127
6.13%, 07/15/2038	18	24					$286
6.70%, 08/01/2028	175	237		Automobile Parts & Equipment - 0.04%
		$3,008		Johnson Controls Inc
Agriculture - 0.30%				3.75%, 12/01/2021	77		82
Altria Group Inc				5.00%, 03/30/2020	64		72
4.13%, 09/11/2015	36	39		5.25%, 12/01/2041	128		145
4.75%, 05/05/2021	128	145					$299
9.25%, 08/06/2019	192	267		Banks- 4.66%
9.70%, 11/10/2018	77	108		Abbey National Treasury Services
9.95%, 11/10/2038	175	288		PLC/London
10.20%, 02/06/2039	10	17		2.88%, 04/25/2014	51		52
Archer-Daniels-Midland Co				American Express Centurion Bank
4.48%, 03/01/2021(b)	128	145
				0.88%, 11/13/2015	400		400
5.38%, 09/15/2035	51	59		Bancolombia SA
Bunge Ltd Finance Corp				5.13%, 09/11/2022	100		104
4.10%, 03/15/2016	77	83		Bank of America Corp
Lorillard Tobacco Co				1.50%, 10/09/2015	200		201
8.13%, 06/23/2019	36	46		3.63%, 03/17/2016	180		191
8.13%, 05/01/2040	25	32		3.70%, 09/01/2015	130		137
Philip Morris International Inc				3.88%, 03/22/2017	200		217
1.13%, 08/21/2017	100	100		4.50%, 04/01/2015	165		176
2.50%, 05/16/2016	128	135		4.75%, 08/01/2015	25		27
2.90%, 11/15/2021	51	53		5.42%, 03/15/2017	201		220
4.38%, 11/15/2041	51	55		5.63%, 07/01/2020	180		213
4.50%, 03/26/2020	131	152		5.65%, 05/01/2018	255		297
5.65%, 05/16/2018	25	30		5.70%, 01/24/2022	180		216
6.38%, 05/16/2038	100	136		5.88%, 02/07/2042	128		160
6.88%, 03/17/2014	270	291		6.00%, 09/01/2017	265		310
Reynolds American Inc				6.50%, 08/01/2016	90		104
7.63%, 06/01/2016	90	108		7.38%, 05/15/2014	100		108
		$2,289		7.63%, 06/01/2019	300		384
Airlines - 0.11%				Bank of Montreal
American Airlines 2011-1 Class A Pass				2.50%, 01/11/2017	128		134
Through Trust				Bank of New York Mellon Corp/The
5.25%, 07/31/2022(c)	189	199		0.70%, 10/23/2015	150		149
Continental Airlines 2010-1 Class A Pass				1.20%, 02/20/2015	180		182
Through Trust				3.55%, 09/23/2021	51		56
4.75%, 01/12/2021	49	53		5.50%, 12/01/2017	32		37
				Bank of Nova Scotia
				1.85%, 01/12/2015	51		52

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

		Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Banks (continued)					Banks (continued)
Bank of Nova Scotia	(continued)				Goldman Sachs Group Inc/The	(continued)
2.90%, 03/29/2016		$102	$108		5.25%, 07/27/2021		$202	$230
Barclays Bank PLC					5.38%, 03/15/2020		128	147
2.38%, 01/13/2014		154	157		5.50%, 11/15/2014		257	277
2.75%, 02/23/2015		328	340		5.63%, 01/15/2017		282	309
5.14%, 10/14/2020		252	263		5.75%, 01/24/2022		228	270
6.75%, 05/22/2019		200	244		6.00%, 05/01/2014		102	109
BB&T Corp					6.13%, 02/15/2033		12	14
1.60%, 08/15/2017		200	202		6.15%, 04/01/2018		321	377
3.95%, 04/29/2016		29	32		6.25%, 02/01/2041		128	157
5.20%, 12/23/2015		25	28		6.45%, 05/01/2036		51	56
6.85%, 04/30/2019		18	23		6.75%, 10/01/2037		273	309
BBVA US Senior SAU					HSBC Bank USA NA/New York NY
4.66%, 10/09/2015		200	205		4.63%, 04/01/2014		257	269
BNP Paribas SA					HSBC Holdings PLC
2.38%, 09/14/2017		100	101		4.00%, 03/30/2022		128	140
3.25%, 03/11/2015		257	268		5.10%, 04/05/2021		228	269
5.00%, 01/15/2021		77	87		6.10%, 01/14/2042		154	205
Canadian Imperial Bank of					6.50%, 09/15/2037		200	250
Commerce/Canada					HSBC USA Inc
2.35%, 12/11/2015		151	158		1.63%, 01/16/2018		300	300
Capital One Financial Corp					2.38%, 02/13/2015		128	132
2.15%, 03/23/2015		254	259		JP Morgan Chase & Co
5.50%, 06/01/2015		51	56		1.88%, 03/20/2015		128	130
6.75%, 09/15/2017		77	94		2.05%, 01/24/2014		51	52
Citigroup Inc					2.60%, 01/15/2016		257	267
2.25%, 08/07/2015		170	174		3.25%, 09/23/2022		300	309
2.65%, 03/02/2015		128	132		3.45%, 03/01/2016		277	294
3.95%, 06/15/2016		257	277		3.70%, 01/20/2015		205	216
4.45%, 01/10/2017		154	171		4.40%, 07/22/2020		162	183
4.50%, 01/14/2022		154	172		4.50%, 01/24/2022		257	291
4.59%, 12/15/2015		64	70		4.63%, 05/10/2021		257	293
4.88%, 05/07/2015		100	106		4.65%, 06/01/2014		334	352
5.00%, 09/15/2014		257	270		4.95%, 03/25/2020		57	66
5.88%, 01/30/2042		328	405		5.13%, 09/15/2014		90	96
6.00%, 10/31/2033		115	124		5.25%, 05/01/2015		88	96
6.01%, 01/15/2015		23	25		5.40%, 01/06/2042		102	123
6.13%, 11/21/2017		328	390		5.60%, 07/15/2041		154	191
6.13%, 05/15/2018		128	153		6.30%, 04/23/2019		154	190
6.38%, 08/12/2014		272	294		6.40%, 05/15/2038		25	34
6.63%, 06/15/2032		12	14		KeyCorp
6.88%, 03/05/2038		25	33		3.75%, 08/13/2015		79	85
8.13%, 07/15/2039		128	192		5.10%, 03/24/2021		102	119
8.50%, 05/22/2019		128	172		KFW
Commonwealth Bank of Australia/New York					0.63%, 04/24/2015		385	388
NY					1.25%, 02/15/2017		257	262
1.25%, 09/18/2015		200	202		1.38%, 01/13/2014		205	207
Cooperatieve Centrale Raiffeisen-					2.63%, 03/03/2015		257	269
Boerenleenbank BA/Netherlands					2.63%, 02/16/2016		257	273
3.38%, 01/19/2017		128	138		2.63%, 01/25/2022		257	272
3.88%, 02/08/2022		128	138		2.75%, 10/21/2014		141	147
4.50%, 01/11/2021		51	57		2.75%, 09/08/2020		128	138
Credit Suisse/New York NY					3.50%, 03/10/2014		128	133
5.40%, 01/14/2020		200	225		4.00%, 01/27/2020		97	113
5.50%, 05/01/2014		369	393		4.13%, 10/15/2014		334	356
Deutsche Bank AG/London					4.38%, 03/15/2018		95	111
3.45%, 03/30/2015		78	82		4.50%, 07/16/2018		102	120
3.88%, 08/18/2014		257	270		4.88%, 01/17/2017		500	581
6.00%, 09/01/2017		344	412		4.88%, 06/17/2019		282	343
Export-Import Bank of Korea					5.13%, 03/14/2016		277	316
5.00%, 04/11/2022		200	231		Korea Development Bank/The
5.88%, 01/14/2015		151	165		8.00%, 01/23/2014		257	275
8.13%, 01/21/2014		115	123		Landwirtschaftliche Rentenbank
Fifth Third Bancorp					0.88%, 09/12/2017		100	100
5.45%, 01/15/2017		51	57		2.38%, 09/13/2017		200	214
Goldman Sachs Group Inc/The					3.13%, 07/15/2015		102	109
1.60%, 11/23/2015		280	282		5.00%, 11/08/2016		102	118
3.30%, 05/03/2015		200	208		Lloyds TSB Bank PLC
3.63%, 02/07/2016		257	272		4.88%, 01/21/2016		180	199
5.15%, 01/15/2014		38	40		6.38%, 01/21/2021		51	63

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Banks (continued)				Banks (continued)
Mellon Funding Corp				Westpac Banking Corp	(continued)
5.00%, 12/01/2014	$77	$83		4.20%, 02/27/2015		$108		$116
Morgan Stanley				4.88%, 11/19/2019		25		29
3.80%, 04/29/2016	278	292						$35,078
4.00%, 07/24/2015	200	209
4.75%, 04/01/2014	195	202		Beverages - 0.47%
4.75%, 03/22/2017	400	436		Anheuser-Busch Cos Inc
5.63%, 09/23/2019	321	363		5.50%, 01/15/2018		90		108
5.75%, 01/25/2021	350	400		Anheuser-Busch InBev Worldwide Inc
6.00%, 05/13/2014	218	231		0.80%, 07/15/2015		100		100
6.00%, 04/28/2015	164	179		2.50%, 07/15/2022		300		302
6.25%, 08/28/2017	375	429		3.75%, 07/15/2042		100		100
6.38%, 07/24/2042	100	117		4.13%, 01/15/2015		15		16
7.25%, 04/01/2032	15	19		5.00%, 04/15/2020		38		46
National Australia Bank Ltd/New York				5.38%, 11/15/2014		154		167
1.60%, 08/07/2015	150	152		5.38%, 01/15/2020		68		83
Oesterreichische Kontrollbank AG				6.38%, 01/15/2040		51		71
1.13%, 07/06/2015	200	203		6.88%, 11/15/2019		51		67
2.00%, 06/03/2016	128	133		7.75%, 01/15/2019		128		171
PNC Funding Corp				8.20%, 01/15/2039		51		84
2.70%, 09/19/2016	128	135		Beam Inc
3.63%, 02/08/2015	64	68		5.38%, 01/15/2016		2		2
4.38%, 08/11/2020	51	58		Bottling Group LLC
5.13%, 02/08/2020	25	30		6.95%, 03/15/2014		138		148
5.63%, 02/01/2017	102	118		Coca-Cola Co/The
6.70%, 06/10/2019	25	32		0.75%, 03/13/2015		102		103
Royal Bank of Canada				1.50%, 11/15/2015		77		79
2.63%, 12/15/2015	51	54		1.65%, 03/14/2018		200		205
2.88%, 04/19/2016	251	266		1.80%, 09/01/2016		77		80
Royal Bank of Scotland PLC/The				3.15%, 11/15/2020		128		139
3.95%, 09/21/2015	128	136		Diageo Capital PLC
5.63%, 08/24/2020	167	194		1.50%, 05/11/2017		200		203
State Street Corp				4.83%, 07/15/2020		51		60
5.38%, 04/30/2017	18	21		Diageo Finance BV
Sumitomo Mitsui Banking Corp				3.25%, 01/15/2015		41		43
1.35%, 07/18/2015	100	101		Diageo Investment Corp
3.20%, 07/18/2022	100	103		2.88%, 05/11/2022		200		206
SunTrust Banks Inc				Dr Pepper Snapple Group Inc
3.60%, 04/15/2016	102	109		2.60%, 01/15/2019		77		79
Toronto-Dominion Bank/The				PepsiAmericas Inc
1.38%, 07/14/2014	51	52		4.88%, 01/15/2015		25		27
2.38%, 10/19/2016	180	189		PepsiCo Inc
UBS AG/Stamford CT				2.50%, 05/10/2016		51		54
2.25%, 01/28/2014	300	304		2.75%, 03/05/2022		128		132
4.88%, 08/04/2020	200	232		3.10%, 01/15/2015		23		24
5.88%, 12/20/2017	257	306		3.13%, 11/01/2020		128		137
US Bancorp				4.50%, 01/15/2020		51		59
1.65%, 05/15/2017	205	209		4.88%, 11/01/2040		128		150
2.45%, 07/27/2015	102	107		5.50%, 01/15/2040		51		64
2.95%, 07/15/2022	100	101		7.90%, 11/01/2018		158		213
3.00%, 03/15/2022	128	133						$3,522
4.13%, 05/24/2021	77	87		Biotechnology - 0.18%
4.20%, 05/15/2014	230	241		Amgen Inc
Wachovia Bank NA				1.88%, 11/15/2014		77		79
6.60%, 01/15/2038	250	343		4.10%, 06/15/2021		180		199
Wachovia Corp				5.15%, 11/15/2041		77		87
4.88%, 02/15/2014	51	53		5.38%, 05/15/2043		100		118
5.25%, 08/01/2014	351	374		5.70%, 02/01/2019		12		14
5.75%, 02/01/2018	180	216		5.75%, 03/15/2040		25		30
Wells Fargo & Co				5.85%, 06/01/2017		279		330
2.10%, 05/08/2017	250	258		6.40%, 02/01/2039		12		16
3.50%, 03/08/2022	180	192		6.90%, 06/01/2038		90		121
3.63%, 04/15/2015	268	285		Celgene Corp
3.68%, 06/15/2016(b)	277	299		2.45%, 10/15/2015		51		53
3.75%, 10/01/2014	154	162		Genentech Inc
4.60%, 04/01/2021	102	117		4.75%, 07/15/2015		167		184
Westpac Banking Corp				Gilead Sciences Inc
1.13%, 09/25/2015	150	151		4.40%, 12/01/2021		77		88
3.00%, 08/04/2015	30	32						$1,319
3.00%, 12/09/2015	77	82

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Chemicals - 0.47%				Computers (continued)
Airgas Inc				Hewlett-Packard Co (continued)
2.95%, 06/15/2016	$77	$81		6.00%, 09/15/2041	$154		$152
CF Industries Inc				6.13%, 03/01/2014	272		286
6.88%, 05/01/2018	100	122		International Business Machines Corp
7.13%, 05/01/2020	100	126		0.55%, 02/06/2015	128		128
Dow Chemical Co/The				0.88%, 10/31/2014	300		303
2.50%, 02/15/2016	177	184		5.60%, 11/30/2039	92		119
4.13%, 11/15/2021	201	220		5.70%, 09/14/2017	180		217
4.38%, 11/15/2042	200	199		5.88%, 11/29/2032	200		266
5.90%, 02/15/2015	50	55		6.22%, 08/01/2027	51		69
7.38%, 11/01/2029	150	199					$2,849
7.60%, 05/15/2014	31	34
8.55%, 05/15/2019	144	194		Consumer Products - 0.06%
9.40%, 05/15/2039	51	84		Avery Dennison Corp
Eastman Chemical Co				5.38%, 04/15/2020	25		28
3.00%, 12/15/2015	51	54		Clorox Co/The
3.60%, 08/15/2022	100	105		3.80%, 11/15/2021	128		139
4.50%, 01/15/2021	51	57		Kimberly-Clark Corp
4.80%, 09/01/2042	100	107		2.40%, 03/01/2022	257		260
Ecolab Inc				7.50%, 11/01/2018	18		24
1.45%, 12/08/2017	300	299					$451
4.35%, 12/08/2021	102	114		Cosmetics & Personal Care - 0.11%
5.50%, 12/08/2041	77	92		Colgate-Palmolive Co
EI du Pont de Nemours & Co				2.95%, 11/01/2020	154		165
1.75%, 03/25/2014	77	78		Procter & Gamble Co/The
2.75%, 04/01/2016	77	81		0.70%, 08/15/2014	51		51
3.25%, 01/15/2015	77	81		2.30%, 02/06/2022	411		418
4.25%, 04/01/2021	177	203		4.70%, 02/15/2019	77		91
4.63%, 01/15/2020	25	29		4.85%, 12/15/2015	25		28
Potash Corp of Saskatchewan Inc				5.55%, 03/05/2037	51		69
4.88%, 03/30/2020	51	59					$822
5.25%, 05/15/2014	25	26
PPG Industries Inc				Credit Card Asset Backed Securities - 0.15%
3.60%, 11/15/2020	251	271		Capital One Multi-Asset Execution Trust
Praxair Inc				5.75%, 07/15/2020	476		578
2.20%, 08/15/2022	300	294		Citibank Credit Card Issuance Trust
5.38%, 11/01/2016	51	59		4.90%, 12/12/2016	500		543
Sherwin-Williams Co/The							$1,121
3.13%, 12/15/2014	11	11		Diversified Financial Services - 1.74%
		$3,518		American Express Co
Commercial Services - 0.06%				4.05%, 12/03/2042(a)	33		33
ADT Corp/The				6.15%, 08/28/2017	128		154
3.50%, 07/15/2022(a)	200	195		7.00%, 03/19/2018	182		230
4.88%, 07/15/2042(a)	100	95		American Express Credit Corp
Board of Trustees of The Leland Stanford				2.80%, 09/19/2016	257		272
Junior University/The				5.13%, 08/25/2014	257		275
3.63%, 05/01/2014	77	80		Aon Corp
Western Union Co/The				5.00%, 09/30/2020	128		146
5.25%, 04/01/2020	25	27		Bear Stearns Cos LLC/The
6.50%, 02/26/2014	18	19		5.55%, 01/22/2017	51		58
Yale University				6.40%, 10/02/2017	328		394
2.90%, 10/15/2014	25	26		7.25%, 02/01/2018	144		180
		$442		BlackRock Inc
				3.38%, 06/01/2022	100		106
Computers - 0.38%				3.50%, 12/10/2014	38		40
Affiliated Computer Services Inc				5.00%, 12/10/2019	25		30
5.20%, 06/01/2015	51	55		Boeing Capital Corp
Computer Sciences Corp				4.70%, 10/27/2019	33		39
2.50%, 09/15/2015	170	173		Caterpillar Financial Services Corp
4.45%, 09/15/2022	100	104		1.10%, 05/29/2015	100		101
6.50%, 03/15/2018	302	352		1.63%, 06/01/2017	150		153
Dell Inc				2.65%, 04/01/2016	77		81
5.63%, 04/15/2014	25	27		6.13%, 02/17/2014	257		274
7.10%, 04/15/2028	51	61		7.15%, 02/15/2019	113		147
Hewlett-Packard Co				Countrywide Financial Corp
2.13%, 09/13/2015	77	77		6.25%, 05/15/2016	56		62
2.60%, 09/15/2017	154	150		Ford Motor Credit Co LLC
3.00%, 09/15/2016	128	129		2.75%, 05/15/2015	200		204
4.65%, 12/09/2021	180	181		3.98%, 06/15/2016	300		319

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

		Principal					Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)

Diversified Financial Services (continued)					Diversified Financial Services (continued)
Ford Motor Credit Co LLC	(continued)				Toyota Motor Credit Corp	(continued)
4.25%, 02/03/2017		$200	$214		1.25%, 10/05/2017		$300	$302
4.25%, 09/20/2022		200	212		2.05%, 01/12/2017		77	80
5.00%, 05/15/2018		200	221		3.20%, 06/17/2015		38	40
5.88%, 08/02/2021		200	233		3.30%, 01/12/2022		77	83
8.70%, 10/01/2014		100	112					$13,122
Franklin Resources Inc
3.13%, 05/20/2015		51	54		Electric - 1.45%
General Electric Capital Corp					Ameren Illinois Co
2.10%, 01/07/2014		257	261		2.70%, 09/01/2022		300	300
2.15%, 01/09/2015		257	264		Appalachian Power Co
2.30%, 04/27/2017		257	267		6.70%, 08/15/2037		77	101
3.15%, 09/07/2022		400	409		7.00%, 04/01/2038		20	27
3.50%, 06/29/2015		77	82		Arizona Public Service Co
3.75%, 11/14/2014		205	216		4.50%, 04/01/2042		77	82
4.63%, 01/07/2021		77	87		Baltimore Gas & Electric Co
5.30%, 02/11/2021		308	358		5.90%, 10/01/2016		69	81
5.38%, 10/20/2016		554	634		Commonwealth Edison Co
5.50%, 06/04/2014		51	54		1.63%, 01/15/2014		77	78
5.50%, 01/08/2020		95	112		4.00%, 08/01/2020		10	11
5.63%, 09/15/2017		154	182		5.80%, 03/15/2018		212	257
5.88%, 01/14/2038		266	321		Consolidated Edison Co of New York Inc
6.00%, 08/07/2019		181	220		4.20%, 03/15/2042		128	136
6.15%, 08/07/2037		155	193		5.85%, 03/15/2036		51	65
6.75%, 03/15/2032		281	365		6.65%, 04/01/2019		51	65
6.88%, 01/10/2039		200	272		6.75%, 04/01/2038		25	36
Goldman Sachs Capital I					Constellation Energy Group Inc
6.35%, 02/15/2034		54	56		4.55%, 06/15/2015		15	16
HSBC Finance Corp					Consumers Energy Co
6.68%, 01/15/2021		99	117		5.50%, 08/15/2016		73	84
Jefferies Group Inc					Detroit Edison Co/The
3.88%, 11/09/2015		102	105		3.45%, 10/01/2020		5	5
6.88%, 04/15/2021		27	30		Dominion Resources Inc/VA
8.50%, 07/15/2019		12	14		1.80%, 03/15/2014		77	78
John Deere Capital Corp					4.90%, 08/01/2041		77	86
0.70%, 09/04/2015		200	200		5.15%, 07/15/2015		51	56
0.88%, 04/17/2015		152	153		8.88%, 01/15/2019		205	281
1.20%, 10/10/2017		200	200		Duke Energy Carolinas LLC
1.40%, 03/15/2017		180	182		5.30%, 10/01/2015		154	173
2.25%, 06/07/2016		77	81		5.30%, 02/15/2040		12	14
2.75%, 03/15/2022		128	130		Duke Energy Corp
Merrill Lynch & Co Inc					3.35%, 04/01/2015		215	227
5.30%, 09/30/2015		25	27		3.95%, 09/15/2014		6	6
5.45%, 07/15/2014		205	217		Duke Energy Indiana Inc
6.05%, 05/16/2016		144	159		3.75%, 07/15/2020		37	41
6.11%, 01/29/2037		150	164		4.20%, 03/15/2042		128	131
6.88%, 04/25/2018		205	247		6.12%, 10/15/2035		77	91
Murray Street Investment Trust I					Duke Energy Ohio Inc
4.65%, 03/09/2017(b)		257	278		5.45%, 04/01/2019		128	154
NASDAQ OMX Group Inc/The					Entergy Arkansas Inc
4.00%, 01/15/2015		51	53		3.75%, 02/15/2021		25	27
National Rural Utilities Cooperative Finance					Entergy Corp
Corp					4.70%, 01/15/2017		128	139
3.05%, 02/15/2022		102	107		5.13%, 09/15/2020		89	97
3.88%, 09/16/2015		128	138		Exelon Corp
10.38%, 11/01/2018		218	322		4.90%, 06/15/2015		38	41
Nomura Holdings Inc					Exelon Generation Co LLC
4.13%, 01/19/2016		154	161		5.20%, 10/01/2019		102	116
6.70%, 03/04/2020		129	151		6.25%, 10/01/2039		144	167
ORIX Corp					FirstEnergy Corp
4.71%, 04/27/2015		120	128		7.38%, 11/15/2031		128	165
Private Export Funding Corp					FirstEnergy Solutions Corp
3.05%, 10/15/2014		25	26		6.05%, 08/15/2021		15	17
3.55%, 04/15/2013		25	25		6.80%, 08/15/2039		101	114
SLM Corp					Florida Power & Light Co
6.25%, 01/25/2016		180	196		5.13%, 06/01/2041		154	186
8.00%, 03/25/2020		25	29		5.63%, 04/01/2034		25	31
8.45%, 06/15/2018		154	180		5.69%, 03/01/2040		48	63
Toyota Motor Credit Corp					Florida Power Corp
0.88%, 07/17/2015		100	100		0.65%, 11/15/2015		300	300

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Electric (continued)
Florida Power Corp (continued)				Public Service Electric & Gas Co
4.55%, 04/01/2020	$77	$89		(continued)
5.65%, 06/15/2018	128	155		3.65%, 09/01/2042	$200		$197
5.65%, 04/01/2040	25	31		Puget Sound Energy Inc
6.40%, 06/15/2038	66	89		4.43%, 11/15/2041	77		84
Georgia Power Co				5.80%, 03/15/2040	51		65
3.00%, 04/15/2016	77	82		San Diego Gas & Electric Co
4.25%, 12/01/2019	77	88		5.35%, 05/15/2040	84		107
4.30%, 03/15/2042	228	239		South Carolina Electric & Gas Co
Great Plains Energy Inc				5.45%, 02/01/2041	77		94
4.85%, 06/01/2021	77	85		Southern California Edison Co
Hydro-Quebec				4.05%, 03/15/2042	318		331
8.05%, 07/07/2024	102	150		5.50%, 03/15/2040	102		130
Iberdrola International BV				5.95%, 02/01/2038	117		154
6.75%, 07/15/2036	128	138		Southwestern Electric Power Co
LG&E and KU Energy LLC				6.20%, 03/15/2040	51		64
3.75%, 11/15/2020	77	81		6.45%, 01/15/2019	25		30
Louisville Gas & Electric Co				Toledo Edison Co/The
5.13%, 11/15/2040	51	62		7.25%, 05/01/2020	77		98
MidAmerican Energy Holdings Co				TransAlta Corp
6.13%, 04/01/2036	156	197		6.50%, 03/15/2040	25		26
Mississippi Power Co				Union Electric Co
4.25%, 03/15/2042	100	102		6.40%, 06/15/2017	77		94
Nevada Power Co				Virginia Electric and Power Co
5.45%, 05/15/2041	150	184		6.00%, 05/15/2037	77		101
6.50%, 05/15/2018	77	96		8.88%, 11/15/2038	10		17
7.13%, 03/15/2019	12	15		Westar Energy Inc
NextEra Energy Capital Holdings Inc				5.10%, 07/15/2020	167		201
1.20%, 06/01/2015	280	282		Xcel Energy Inc
4.50%, 06/01/2021	51	57		4.80%, 09/15/2041	100		112
Nisource Finance Corp							$10,910
5.25%, 09/15/2017	70	80
5.40%, 07/15/2014	47	50		Electrical Components & Equipment - 0.00%
5.95%, 06/15/2041	25	29		Emerson Electric Co
6.40%, 03/15/2018	15	18		4.88%, 10/15/2019	25		30
Northern States Power Co/MN
5.25%, 03/01/2018	41	49		Electronics - 0.16%
5.35%, 11/01/2039	82	103		Agilent Technologies Inc
Ohio Edison Co				6.50%, 11/01/2017	265		320
8.25%, 10/15/2038	119	190		Honeywell International Inc
Ohio Power Co				5.30%, 03/01/2018	128		153
6.00%, 06/01/2016	81	93		5.38%, 03/01/2041	77		99
Oncor Electric Delivery Co LLC				5.70%, 03/15/2037	12		16
5.25%, 09/30/2040	51	56		Jabil Circuit Inc
6.80%, 09/01/2018	174	216		4.70%, 09/15/2022	100		105
Pacific Gas & Electric Co				Koninklijke Philips Electronics NV
3.50%, 10/01/2020	25	27		5.00%, 03/15/2042	128		146
4.45%, 04/15/2042	102	109		5.75%, 03/11/2018	10		12
5.40%, 01/15/2040	128	153		Thermo Fisher Scientific Inc
6.05%, 03/01/2034	102	131		2.05%, 02/21/2014	77		78
PacifiCorp				3.20%, 05/01/2015	200		210
5.65%, 07/15/2018	70	86		4.70%, 05/01/2020	51		59
6.25%, 10/15/2037	92	124					$1,198
Peco Energy Co
2.38%, 09/15/2022	100	101		Engineering & Construction - 0.01%
PG&E Corp				ABB Finance USA Inc
5.75%, 04/01/2014	102	108		2.88%, 05/08/2022	100		102
PPL Electric Utilities Corp
2.50%, 09/01/2022	200	201		Environmental Control - 0.06%
PPL Energy Supply LLC				Republic Services Inc
5.70%, 10/15/2035	46	51		4.75%, 05/15/2023	51		58
Progress Energy Inc				5.50%, 09/15/2019	104		123
3.15%, 04/01/2022	128	130		6.20%, 03/01/2040	59		74
7.75%, 03/01/2031	136	186		Waste Management Inc
PSEG Power LLC				6.38%, 03/11/2015	77		86
2.75%, 09/15/2016	77	80		7.00%, 07/15/2028	15		20
Public Service Co of New Mexico				7.38%, 03/11/2019	77		98
7.95%, 05/15/2018	154	187					$459
Public Service Electric & Gas Co
3.50%, 08/15/2020	73	80

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Federal & Federally Sponsored Credit - 0.17%				Finance - Mortgage Loan/Banker (continued)
Federal Farm Credit Banks				Federal Home Loan Banks	(continued)
0.50%, 06/23/2015	$500	$502		5.63%, 06/11/2021		$150	$196
1.50%, 11/16/2015	257	265		Freddie Mac
2.63%, 04/17/2014	500	511		0.63%, 12/29/2014		757	762
		$1,278		0.90%, 01/23/2015		257	257
				1.00%, 07/30/2014		257	260
Finance - Mortgage Loan/Banker - 4.22%				1.00%, 08/20/2014		257	260
Fannie Mae				1.00%, 08/27/2014		628	636
0.00%, 06/01/2017(d)	154	148
0.00%, 10/09/2019(d)	190	166		1.20%, 03/06/2017		205	207
				1.25%, 05/12/2017		257	263
0.38%, 03/16/2015	257	257		1.25%, 08/01/2019		500	501
0.50%, 11/21/2014	282	282		1.35%, 04/29/2014		257	261
0.50%, 05/27/2015	500	502		1.38%, 02/25/2014		128	130
0.50%, 07/02/2015	500	502		1.40%, 08/22/2019		500	500
0.63%, 10/30/2014	385	387		1.75%, 09/10/2015		564	585
0.63%, 09/04/2015	500	500		2.00%, 08/25/2016		500	526
0.75%, 12/19/2014	257	259		2.38%, 01/13/2022		257	269
0.88%, 08/28/2014	128	129		2.50%, 01/07/2014		64	66
0.88%, 08/28/2017	500	501		2.50%, 04/23/2014		51	53
0.88%, 12/20/2017	500	501		2.50%, 05/27/2016		180	192
0.95%, 08/23/2017	700	702		2.88%, 02/09/2015		878	925
1.07%, 09/27/2017	300	301		3.00%, 07/28/2014		500	521
1.13%, 06/27/2014	180	182		3.00%, 07/31/2019		200	203
1.13%, 04/27/2017	500	509		3.75%, 03/27/2019		552	638
1.25%, 02/27/2014	257	260		4.38%, 07/17/2015		51	56
1.25%, 09/28/2016	321	329		4.50%, 01/15/2014		564	589
1.25%, 01/30/2017	192	197		4.50%, 01/15/2015		64	69
1.38%, 11/15/2016	257	265		4.75%, 11/17/2015		564	634
1.50%, 04/17/2017	128	128		4.75%, 01/19/2016		231	261
1.63%, 10/26/2015	757	783		4.88%, 06/13/2018		212	256
2.38%, 07/28/2015	102	107		5.00%, 01/30/2014		64	67
2.38%, 04/11/2016	180	191		5.00%, 07/15/2014		192	206
2.50%, 05/15/2014	51	53		5.00%, 02/16/2017		102	120
2.63%, 11/20/2014	628	656		5.00%, 04/18/2017		257	304
2.75%, 02/05/2014	385	396		5.13%, 11/17/2017		180	217
2.75%, 03/13/2014	757	780		5.25%, 04/18/2016		180	208
3.00%, 09/16/2014	462	484		5.50%, 07/18/2016		321	377
4.13%, 04/15/2014	257	270		5.50%, 08/23/2017		231	281
4.38%, 10/15/2015	102	113		6.25%, 07/15/2032		231	344
4.63%, 10/15/2014	38	41		6.75%, 03/15/2031		77	118
5.00%, 03/15/2016	321	367					$31,789
5.00%, 02/13/2017	64	75
5.00%, 05/11/2017	64	76		Food- 0.47%
5.25%, 09/15/2016	51	60		Campbell Soup Co
5.38%, 06/12/2017	321	386		3.05%, 07/15/2017		128	138
5.63%, 07/15/2037	25	36		4.25%, 04/15/2021		51	58
6.00%, 04/18/2036	51	60		ConAgra Foods Inc
6.63%, 11/15/2030	602	917		2.10%, 03/15/2018		200	200
7.13%, 01/15/2030	199	313		3.25%, 09/15/2022		100	100
7.25%, 05/15/2030	180	287		5.88%, 04/15/2014		30	32
Federal Home Loan Banks				Delhaize Group SA
0.38%, 01/29/2014	255	256		5.70%, 10/01/2040		102	96
0.50%, 02/24/2015	100	100		General Mills Inc
0.50%, 11/20/2015	500	502		3.15%, 12/15/2021		77	80
1.00%, 06/21/2017	500	506		HJ Heinz Finance Co
1.38%, 05/28/2014	255	259		6.75%, 03/15/2032		25	32
1.63%, 06/14/2019	500	512		Kellogg Co
2.38%, 03/14/2014	295	303		4.00%, 12/15/2020		77	86
2.75%, 12/12/2014	295	309		Kraft Foods Group Inc
2.75%, 03/13/2015	180	190		1.63%, 06/04/2015(a)		300	305
2.88%, 06/12/2015	295	313		3.50%, 06/06/2022(a)		300	320
4.50%, 02/18/2015	255	277		5.00%, 06/04/2042(a)		200	225
4.75%, 12/16/2016	60	70		5.38%, 02/10/2020(a)		95	114
4.88%, 05/17/2017	320	377		6.50%, 02/09/2040(a)		75	99
5.00%, 11/17/2017	190	228		6.88%, 01/26/2039(a)		161	217
5.25%, 06/18/2014	60	64		Kroger Co/The
5.38%, 05/18/2016	575	670		3.40%, 04/15/2022		154	159
5.38%, 09/30/2022	500	650		4.95%, 01/15/2015		77	83
5.50%, 08/13/2014	165	179		5.40%, 07/15/2040		25	28
5.50%, 07/15/2036	180	248		6.15%, 01/15/2020		12	15

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Food (continued)				Healthcare - Services (continued)
Kroger Co/The (continued)				Aetna Inc (continued)
6.40%, 08/15/2017	$18	$22		6.63%, 06/15/2036	$105		$141
Mondelez International Inc				6.75%, 12/15/2037	112		155
4.13%, 02/09/2016	115	125		Cigna Corp
5.38%, 02/10/2020	188	227		2.75%, 11/15/2016	128		135
6.50%, 08/11/2017	257	314		5.38%, 02/15/2042	128		149
6.50%, 02/09/2040	100	134		Quest Diagnostics Inc
6.75%, 02/19/2014	43	46		4.70%, 04/01/2021	102		114
Safeway Inc				4.75%, 01/30/2020	3		3
3.95%, 08/15/2020	32	32		5.45%, 11/01/2015	18		20
6.25%, 03/15/2014	126	133		UnitedHealth Group Inc
Unilever Capital Corp				0.85%, 10/15/2015	160		161
5.90%, 11/15/2032	100	137		2.88%, 03/15/2022	180		185
		$3,557		4.70%, 02/15/2021	90		105
				6.50%, 06/15/2037	77		101
Forest Products & Paper - 0.10%				6.88%, 02/15/2038	141		194
Georgia-Pacific LLC				WellPoint Inc
7.75%, 11/15/2029	51	70		3.30%, 01/15/2023	300		308
8.00%, 01/15/2024	128	179		4.65%, 01/15/2043	100		104
International Paper Co				5.25%, 01/15/2016	33		37
7.30%, 11/15/2039	25	34		5.80%, 08/15/2040	5		6
7.50%, 08/15/2021	136	178		6.38%, 06/15/2037	77		96
9.38%, 05/15/2019	61	83		7.00%, 02/15/2019	180		224
MeadWestvaco Corp							$2,550
7.38%, 09/01/2019	100	125
Plum Creek Timberlands LP				Home Furnishings - 0.01%
4.70%, 03/15/2021	51	57		Whirlpool Corp
		$726		4.85%, 06/15/2021	77		83
Gas- 0.08%
Atmos Energy Corp				Insurance - 0.76%
4.95%, 10/15/2014	51	55		ACE INA Holdings Inc
CenterPoint Energy Inc				5.88%, 06/15/2014	25		27
6.50%, 05/01/2018	77	94		Aegon NV
National Grid PLC				4.63%, 12/01/2015	23		25
6.30%, 08/01/2016	41	48		Aflac Inc
Sempra Energy				3.45%, 08/15/2015	220		235
2.00%, 03/15/2014	102	103		6.45%, 08/15/2040	32		40
6.00%, 10/15/2039	112	142		8.50%, 05/15/2019	12		16
6.15%, 06/15/2018	120	147		Allstate Corp/The
		$589		5.20%, 01/15/2042	128		152
				6.13%, 12/15/2032	200		253
Hand & Machine Tools - 0.03%				6.75%, 05/15/2018	51		64
Stanley Black & Decker Inc				7.45%, 05/16/2019	51		67
2.90%, 11/01/2022	200	202		American International Group Inc
				3.00%, 03/20/2015	128		133
Healthcare - Products - 0.13%				4.88%, 06/01/2022	250		285
Baxter International Inc				5.60%, 10/18/2016	77		88
2.40%, 08/15/2022	250	247		5.85%, 01/16/2018	154		182
4.25%, 03/15/2020	51	58		6.25%, 03/15/2087	102		109
5.90%, 09/01/2016	18	21		6.40%, 12/15/2020	128		159
Becton Dickinson and Co				8.25%, 08/15/2018	113		148
5.00%, 11/12/2040	51	62		AXA SA
Boston Scientific Corp				8.60%, 12/15/2030	38		48
6.00%, 01/15/2020	51	60		Berkshire Hathaway Finance Corp
6.25%, 11/15/2015	51	57		1.50%, 01/10/2014	77		78
7.38%, 01/15/2040	51	70		4.25%, 01/15/2021	102		117
Covidien International Finance SA				5.75%, 01/15/2040	15		18
6.00%, 10/15/2017	123	149		Berkshire Hathaway Inc
Medtronic Inc				1.90%, 01/31/2017	128		132
3.00%, 03/15/2015	128	135		3.20%, 02/11/2015	178		187
4.45%, 03/15/2020	102	118		3.40%, 01/31/2022	205		221
Stryker Corp				Chubb Corp/The
4.38%, 01/15/2020	25	28		6.50%, 05/15/2038	10		14
		$1,005		CNA Financial Corp
				5.75%, 08/15/2021	77		90
Healthcare - Services - 0.34%				Fidelity National Financial Inc
Aetna Inc				6.60%, 05/15/2017	51		57
1.50%, 11/15/2017	100	100		Genworth Financial Inc
4.13%, 06/01/2021	102	113		7.70%, 06/15/2020	25		28
4.13%, 11/15/2042	100	99

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)				Lodging - 0.02%
Hartford Financial Services Group Inc				Wyndham Worldwide Corp
5.38%, 03/15/2017	$177	$200		7.38%, 03/01/2020	$102		$123
6.00%, 01/15/2019	18	21
6.63%, 03/30/2040	25	31
Lincoln National Corp				Machinery - Construction & Mining - 0.01%
				Caterpillar Inc
7.00%, 06/15/2040	47	61		3.80%, 08/15/2042	105		105
8.75%, 07/01/2019	141	189
Marsh & McLennan Cos Inc
5.75%, 09/15/2015	10	11		Machinery - Diversified - 0.06%
MetLife Inc				Deere & Co
5.70%, 06/15/2035	164	200		4.38%, 10/16/2019	56		65
6.40%, 12/15/2066(b)	38	41		Rockwell Automation Inc
6.75%, 06/01/2016	257	304		6.25%, 12/01/2037	51		69
7.72%, 02/15/2019	25	33		Roper Industries Inc
PartnerRe Finance B LLC				1.85%, 11/15/2017	300		300
5.50%, 06/01/2020	25	28					$434
Progressive Corp/The
3.75%, 08/23/2021	277	305		Media- 1.00%
Protective Life Corp				CBS Corp
8.45%, 10/15/2039	51	67		1.95%, 07/01/2017	200		204
Prudential Financial Inc				4.85%, 07/01/2042	200		208
3.88%, 01/14/2015	180	190		5.75%, 04/15/2020	65		78
4.50%, 11/16/2021	128	144		7.88%, 07/30/2030	78		108
4.75%, 09/17/2015	51	56		Comcast Corp
5.10%, 09/20/2014	28	30		4.65%, 07/15/2042	100		105
5.70%, 12/14/2036	25	28		5.15%, 03/01/2020	174		206
5.80%, 11/16/2041	51	60		5.90%, 03/15/2016	128		147
5.88%, 09/15/2042(b)	100	105		6.30%, 11/15/2017	128		157
6.00%, 12/01/2017	77	92		6.40%, 03/01/2040	149		193
6.63%, 12/01/2037	126	157		6.45%, 03/15/2037	60		77
Travelers Cos Inc/The				6.95%, 08/15/2037	74		100
6.25%, 06/15/2037	12	16		COX Communications Inc
6.75%, 06/20/2036	51	72		5.45%, 12/15/2014	82		89
Unum Group				5.50%, 10/01/2015	25		28
7.13%, 09/30/2016	77	91		DIRECTV Holdings LLC / DIRECTV
Validus Holdings Ltd				Financing Co Inc
8.88%, 01/26/2040	51	69		3.55%, 03/15/2015	199		209
Willis Group Holdings PLC				3.80%, 03/15/2022	102		105
4.13%, 03/15/2016	128	137		4.60%, 02/15/2021	171		185
WR Berkley Corp				5.88%, 10/01/2019	56		66
6.25%, 02/15/2037	29	34		6.00%, 08/15/2040	163		181
XL Group PLC				Discovery Communications LLC
5.25%, 09/15/2014	12	13		3.70%, 06/01/2015	32		34
		$5,758		5.05%, 06/01/2020	51		59
				5.63%, 08/15/2019	51		61
Internet - 0.13%				6.35%, 06/01/2040	43		53
Amazon.com Inc				Historic TW Inc
0.65%, 11/27/2015	200	200		6.88%, 06/15/2018	25		32
1.20%, 11/29/2017	100	99		McGraw-Hill Cos Inc/The
2.50%, 11/29/2022	100	99		6.55%, 11/15/2037	51		58
eBay Inc				NBCUniversal Media LLC
1.63%, 10/15/2015	51	52		3.65%, 04/30/2015	129		137
2.60%, 07/15/2022	100	101		4.38%, 04/01/2021	151		170
4.00%, 07/15/2042	100	97		5.15%, 04/30/2020	75		89
Expedia Inc				5.95%, 04/01/2041	100		123
7.46%, 08/15/2018	128	153		6.40%, 04/30/2040	51		65
Google Inc				News America Inc
1.25%, 05/19/2014	51	52		5.65%, 08/15/2020	51		62
2.13%, 05/19/2016	51	53		6.15%, 02/15/2041	77		98
3.63%, 05/19/2021	51	57		6.20%, 12/15/2034	54		65
		$963		6.40%, 12/15/2035	128		159
				6.90%, 03/01/2019	154		193
Iron & Steel - 0.02%				Reed Elsevier Capital Inc
Cliffs Natural Resources Inc				3.13%, 10/15/2022(a)	125		123
4.88%, 04/01/2021	128	127		Thomson Reuters Corp
Nucor Corp				5.70%, 10/01/2014	23		25
5.75%, 12/01/2017	12	15		5.85%, 04/15/2040	25		31
		$142		Time Warner Cable Inc
				3.50%, 02/01/2015	25		26
				4.00%, 09/01/2021	180		198

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

		Principal					Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Media (continued)					Mining (continued)
Time Warner Cable Inc	(continued)				Newmont Mining Corp	(continued)
5.50%, 09/01/2041		$300	$334		5.13%, 10/01/2019		$51		$59
5.85%, 05/01/2017		51	60		6.25%, 10/01/2039		118		142
6.55%, 05/01/2037		51	63		Rio Tinto Alcan Inc
6.75%, 07/01/2018		51	64		5.20%, 01/15/2014		51		53
6.75%, 06/15/2039		77	98		6.13%, 12/15/2033		77		97
7.30%, 07/01/2038		25	33		Rio Tinto Finance USA Ltd
8.25%, 04/01/2019		154	205		2.25%, 09/20/2016		200		207
8.75%, 02/14/2019		48	65		3.75%, 09/20/2021		128		137
Time Warner Entertainment Co LP					6.50%, 07/15/2018		203		253
8.38%, 07/15/2033		95	139		7.13%, 07/15/2028		12		16
Time Warner Inc					8.95%, 05/01/2014		33		37
3.15%, 07/15/2015		79	84		9.00%, 05/01/2019		83		114
4.00%, 01/15/2022		180	197		Rio Tinto Finance USA PLC
4.70%, 01/15/2021		81	92		4.75%, 03/22/2042		128		142
4.88%, 03/15/2020		42	49		Southern Copper Corp
5.38%, 10/15/2041		128	143		5.38%, 04/16/2020		25		29
5.88%, 11/15/2016		180	211		6.75%, 04/16/2040		108		130
6.10%, 07/15/2040		43	52		Teck Resources Ltd
6.20%, 03/15/2040		51	62		3.00%, 03/01/2019		102		105
6.50%, 11/15/2036		20	25		6.25%, 07/15/2041		154		181
7.63%, 04/15/2031		95	131		Vale Overseas Ltd
Viacom Inc					5.63%, 09/15/2019		46		52
2.50%, 12/15/2016		102	106		6.25%, 01/23/2017		351		404
3.88%, 12/15/2021		128	140		6.88%, 11/21/2036		167		207
4.25%, 09/15/2015		22	24		8.25%, 01/17/2034		38		52
4.38%, 03/15/2043(a)		100	98						$4,326
6.88%, 04/30/2036		66	89
Walt Disney Co/The					Miscellaneous Manufacturing - 0.21%
0.45%, 12/01/2015		250	249		3M Co
1.10%, 12/01/2017		100	100		1.38%, 09/29/2016		128		131
1.35%, 08/16/2016		51	52		5.70%, 03/15/2037		38		52
2.75%, 08/16/2021		102	107		Danaher Corp
3.70%, 12/01/2042		100	100		5.63%, 01/15/2018		128		154
7.00%, 03/01/2032		51	73		Dover Corp
			$7,552		5.38%, 03/01/2041		77		98
					Eaton Corp
Metal Fabrication & Hardware - 0.09%					0.95%, 11/02/2015(a)		200		200
Precision Castparts Corp					1.50%, 11/02/2017(a)		100		100
0.70%, 12/20/2015		200	200		2.75%, 11/02/2022(a)		100		100
1.25%, 01/15/2018		200	200		4.00%, 11/02/2032(a)		100		103
2.50%, 01/15/2023		100	101		4.15%, 11/02/2042(a)		50		50
3.90%, 01/15/2043		175	180		GE Capital Trust I
			$681		6.38%, 11/15/2067		15		16
					General Electric Co
Mining - 0.57%					0.85%, 10/09/2015		100		100
Alcoa Inc					2.70%, 10/09/2022		100		102
5.40%, 04/15/2021		51	53		4.13%, 10/09/2042		100		103
5.90%, 02/01/2027		51	53		5.25%, 12/06/2017		128		151
6.15%, 08/15/2020		12	13		Ingersoll-Rand Global Holding Co Ltd
6.50%, 06/15/2018		167	190		9.50%, 04/15/2014		10		11
AngloGold Ashanti Holdings PLC					Parker Hannifin Corp
5.38%, 04/15/2020		3	3		3.50%, 09/15/2022		77		84
Barrick Gold Corp					Textron Inc
2.90%, 05/30/2016		177	186		6.20%, 03/15/2015		9		10
6.95%, 04/01/2019		200	249		Tyco Electronics Group SA
Barrick PD Australia Finance Pty Ltd					6.55%, 10/01/2017		12		14
4.95%, 01/15/2020		60	67		7.13%, 10/01/2037		14		18
5.95%, 10/15/2039		90	104						$1,597
BHP Billiton Finance USA Ltd
1.13%, 11/21/2014		77	78		Mortgage Backed Securities - 1.60%
1.63%, 02/24/2017		128	131		Banc of America Commercial Mortgage Trust
3.25%, 11/21/2021		128	138		2006-3
4.13%, 02/24/2042		128	136		5.89%, 07/10/2044		15		18
5.50%, 04/01/2014		257	273		Banc of America Commercial Mortgage Trust
6.50%, 04/01/2019		23	29		2006-5
Freeport-McMoRan Copper & Gold Inc					5.41%, 09/10/2047(b)		514		585
3.55%, 03/01/2022		102	101		Banc of America Commercial Mortgage Trust
Newmont Mining Corp					2007-2
3.50%, 03/15/2022		102	105		5.63%, 04/10/2049		20		21

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				Morgan Stanley Capital I Trust 2006-HQ8
2008-1				5.42%, 03/12/2044(b)	$257		$288
6.21%, 02/10/2051(b)	$41	$50		Morgan Stanley Capital I Trust 2006-IQ11
Banc of America Merrill Lynch Commercial				5.65%, 10/15/2042(b)	3		3
Mortgage Inc				Morgan Stanley Capital I Trust 2007-HQ12
5.08%, 11/10/2042(b)	77	79		5.57%, 04/12/2049(b)	135		144
5.19%, 09/10/2047(b)	129	143		5.57%, 04/12/2049(b)	278		314
Bear Stearns Commercial Mortgage				Morgan Stanley Capital I Trust 2007-IQ13
Securities				5.36%, 03/15/2044(b)	100		116
5.54%, 09/11/2041	129	148		Morgan Stanley Capital I Trust 2007-TOP25
5.54%, 10/12/2041	194	224		5.51%, 11/12/2049	257		298
5.71%, 09/11/2038(b)	99	113		UBS Commercial Mortgage Trust
CD 2006-CD3 Mortgage Trust				3.40%, 05/10/2045(b)	500		539
5.62%, 10/15/2048	82	94		Wachovia Bank Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust				5.29%, 12/15/2044(b)	129		143
4.73%, 10/15/2041	197	208		5.30%, 11/15/2048	481		506
COMM 2007-C9 Mortgage Trust				5.42%, 01/15/2045	193		218
5.80%, 12/10/2049(b)	129	153		5.68%, 05/15/2046(b)	90		106
Commercial Mortgage Loan Trust 2008-LS1				5.80%, 07/15/2045	287		320
6.01%, 12/10/2049(b)	89	106					$12,068
Commercial Mortgage Pass Through
Certificates				Office & Business Equipment - 0.07%
4.84%, 10/15/2037(b)	51	54		Pitney Bowes Inc
Commercial Mortgage Pass-Through				5.75%, 09/15/2017	177		189
Certificates Series 2007-C4				Xerox Corp
5.76%, 09/15/2039(b)	119	130		2.95%, 03/15/2017	154		158
Credit Suisse First Boston Mortgage Securities				4.25%, 02/15/2015	48		51
Corp				4.50%, 05/15/2021	51		54
4.83%, 11/15/2037	206	220		5.63%, 12/15/2019	21		23
5.01%, 02/15/2038	257	277		8.25%, 05/15/2014	28		31
GE Capital Commercial Mortgage Corp							$506
4.94%, 07/10/2045	20	21		Oil & Gas - 1.80%
5.31%, 11/10/2045(b)	26	29		Alberta Energy Co Ltd
Greenwich Capital Commercial Funding				7.38%, 11/01/2031	77		100
Corp				Anadarko Finance Co
5.44%, 03/10/2039(b)	217	250		7.50%, 05/01/2031	77		102
5.74%, 12/10/2049	386	455		Anadarko Petroleum Corp
GS Mortgage Securities Corp II				5.95%, 09/15/2016	178		205
5.79%, 08/10/2045(b)	59	62		6.20%, 03/15/2040	25		31
5.79%, 08/10/2045(b)	514	593		6.38%, 09/15/2017	206		246
JP Morgan Chase Commercial Mortgage				6.45%, 09/15/2036	125		157
Securities Corp				Apache Corp
4.17%, 08/15/2046	257	293		3.63%, 02/01/2021	77		84
4.74%, 07/15/2042	90	98		4.75%, 04/15/2043	128		139
4.78%, 07/15/2042	77	83		5.10%, 09/01/2040	92		105
4.88%, 01/15/2042	136	145		BP Capital Markets PLC
5.23%, 12/15/2044	219	226		1.85%, 05/05/2017	200		204
5.34%, 05/15/2047	342	391		2.50%, 11/06/2022	200		198
5.42%, 01/15/2049	154	178		3.13%, 10/01/2015	51		54
5.43%, 12/12/2043	305	348		3.20%, 03/11/2016	102		109
5.44%, 05/15/2045(b)	17	19		3.88%, 03/10/2015	15		16
5.45%, 06/12/2047	98	101		4.74%, 03/11/2021	128		150
5.87%, 04/15/2045(b)	257	288		4.75%, 03/10/2019	25		29
LB Commercial Mortgage Trust 2007-C3				Canadian Natural Resources Ltd
5.89%, 07/15/2044(b)	63	74		5.70%, 05/15/2017	16		19
LB-UBS Commercial Mortgage Trust				6.25%, 03/15/2038	64		82
4.79%, 07/15/2040(b)	257	277		Cenovus Energy Inc
4.84%, 07/15/2040	180	188		4.50%, 09/15/2014	42		45
5.02%, 09/15/2040	142	154		5.70%, 10/15/2019	52		63
5.20%, 11/15/2030	129	142		6.75%, 11/15/2039	128		173
5.43%, 02/15/2040	500	574		Chevron Corp
5.53%, 06/15/2029(b)	154	164		2.36%, 12/05/2022	300		300
5.66%, 03/15/2039	129	146		Conoco Funding Co
5.86%, 07/15/2040(b)	44	52		7.25%, 10/15/2031	200		295
Merrill Lynch Mortgage Trust				ConocoPhillips
5.26%, 11/12/2037(b)	581	646		4.60%, 01/15/2015	257		278
5.85%, 06/12/2050(b)	77	89		4.75%, 02/01/2014	14		15
Morgan Stanley Capital I Trust 2005-IQ9				6.00%, 01/15/2020	293		372
4.70%, 07/15/2056	341	364		6.50%, 02/01/2039	169		240

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
ConocoPhillips Canada Funding Co I				Petroleos Mexicanos (continued)
5.63%, 10/15/2016	$77	$90		5.50%, 06/27/2044	$50	$55
ConocoPhillips Holding Co				8.00%, 05/03/2019	31	40
6.95%, 04/15/2029	102	142		Phillips 66
Devon Energy Corp				1.95%, 03/05/2015(a)	200	204
1.88%, 05/15/2017	102	104		2.95%, 05/01/2017(a)	128	136
5.60%, 07/15/2041	125	148		4.30%, 04/01/2022(a)	128	143
5.63%, 01/15/2014	25	26		5.88%, 05/01/2042(a)	128	154
6.30%, 01/15/2019	154	191		Pioneer Natural Resources Co
7.95%, 04/15/2032	92	136		3.95%, 07/15/2022	100	105
Devon Financing Corp LLC				Pride International Inc
7.88%, 09/30/2031	128	186		6.88%, 08/15/2020	77	97
Encana Corp				Rowan Cos Inc
5.90%, 12/01/2017	25	30		5.00%, 09/01/2017	23	26
6.50%, 02/01/2038	66	82		Shell International Finance BV
Ensco PLC				1.13%, 08/21/2017	200	201
3.25%, 03/15/2016	51	54		2.38%, 08/21/2022	100	100
EOG Resources Inc				3.10%, 06/28/2015	159	168
2.63%, 03/15/2023	200	201		3.63%, 08/21/2042	100	99
4.40%, 06/01/2020	51	59		4.00%, 03/21/2014	77	80
EQT Corp				4.30%, 09/22/2019	51	59
6.50%, 04/01/2018	127	148		4.38%, 03/25/2020	25	29
Hess Corp				5.50%, 03/25/2040	25	32
5.60%, 02/15/2041	51	60		6.38%, 12/15/2038	43	60
7.13%, 03/15/2033	200	267		Southwestern Energy Co
7.30%, 08/15/2031	38	51		4.10%, 03/15/2022(a)	150	161
8.13%, 02/15/2019	25	33		Statoil ASA
Husky Energy Inc				3.15%, 01/23/2022	102	108
5.90%, 06/15/2014	25	27		5.10%, 08/17/2040	263	317
Marathon Oil Corp				5.25%, 04/15/2019	23	28
5.90%, 03/15/2018	51	62		Suncor Energy Inc
6.60%, 10/01/2037	23	31		6.10%, 06/01/2018	128	156
Marathon Petroleum Corp				6.50%, 06/15/2038	126	168
3.50%, 03/01/2016	77	82		6.85%, 06/01/2039	5	7
5.13%, 03/01/2021	77	91		Talisman Energy Inc
Nabors Industries Inc				5.13%, 05/15/2015	9	10
9.25%, 01/15/2019	77	102		6.25%, 02/01/2038	248	297
Nexen Inc				Total Capital International SA
6.40%, 05/15/2037	57	74		2.88%, 02/17/2022	128	134
7.50%, 07/30/2039	15	22		Total Capital SA
Noble Energy Inc				3.00%, 06/24/2015	137	145
6.00%, 03/01/2041	102	123		4.25%, 12/15/2021	51	59
Noble Holding International Ltd				Transocean Inc
2.50%, 03/15/2017	128	132		5.05%, 12/15/2016	200	223
3.45%, 08/01/2015	25	26		6.00%, 03/15/2018	154	179
6.20%, 08/01/2040	25	30		6.38%, 12/15/2021	77	94
Occidental Petroleum Corp				6.80%, 03/15/2038	100	122
2.70%, 02/15/2023	300	306		Valero Energy Corp
4.13%, 06/01/2016	77	85		4.50%, 02/01/2015	7	7
PC Financial Partnership				6.13%, 02/01/2020	38	46
5.00%, 11/15/2014	25	27		6.63%, 06/15/2037	34	42
Pemex Project Funding Master Trust				7.50%, 04/15/2032	15	19
5.75%, 03/01/2018	141	165		9.38%, 03/15/2019	128	176
6.63%, 06/15/2035	36	46				$13,525
Petrobras International Finance Co - Pifco
2.88%, 02/06/2015	128	131		Oil & Gas Services - 0.10%
3.88%, 01/27/2016	77	81		Baker Hughes Inc
5.38%, 01/27/2021	205	231		5.13%, 09/15/2040	81	97
5.75%, 01/20/2020	138	157		7.50%, 11/15/2018	12	16
5.88%, 03/01/2018	77	88		Cameron International Corp
6.75%, 01/27/2041	77	98		6.38%, 07/15/2018	154	186
6.88%, 01/20/2040	25	32		Halliburton Co
7.88%, 03/15/2019	116	145		3.25%, 11/15/2021	51	55
Petro-Canada				4.50%, 11/15/2041	51	57
6.80%, 05/15/2038	12	16		7.45%, 09/15/2039	10	15
Petroleos Mexicanos				Weatherford International Ltd/Bermuda
4.88%, 03/15/2015	105	113		5.13%, 09/15/2020	51	56
4.88%, 01/24/2022	385	434		6.00%, 03/15/2018	12	14
5.50%, 01/21/2021	208	243		6.75%, 09/15/2040	51	58
5.50%, 06/27/2044(a)	200	220

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas Services (continued)				Pharmaceuticals (continued)
Weatherford International Ltd/Bermuda				Teva Pharmaceutical Finance Co LLC
(continued)				6.15%, 02/01/2036	$51		$67
9.63%, 03/01/2019	$164	$214		Teva Pharmaceutical Finance II BV / Teva
		$768		Pharmaceutical Finance III LLC
				3.00%, 06/15/2015	128		135
Other Asset Backed Securities - 0.01%				Watson Pharmaceuticals Inc
CenterPoint Energy Transition Bond Co LLC				1.88%, 10/01/2017	200		203
3.46%, 08/15/2019	103	113		5.00%, 08/15/2014	64		68
				6.13%, 08/15/2019	12		15
Pharmaceuticals - 0.97%				Wyeth LLC
AbbVie Inc				5.50%, 02/01/2014	51		54
1.20%, 11/06/2015(a)	300	302		5.50%, 02/15/2016	77		88
1.75%, 11/06/2017(a)	300	303		5.95%, 04/01/2037	91		121
2.00%, 11/06/2018(a)	200	203					$7,283
2.90%, 11/06/2022(a)	200	204
4.40%, 11/06/2042(a)	200	213		Pipelines - 0.64%
				Boardwalk Pipelines LP
AstraZeneca PLC				3.38%, 02/01/2023	200		196
1.95%, 09/18/2019	100	101		El Paso Pipeline Partners Operating Co LLC
4.00%, 09/18/2042	100	101		4.70%, 11/01/2042	200		196
5.90%, 09/15/2017	77	94
6.45%, 09/15/2037	144	195		Enbridge Energy Partners LP
				5.20%, 03/15/2020	9		10
Bristol-Myers Squibb Co				9.88%, 03/01/2019	87		118
0.88%, 08/01/2017	100	99
3.25%, 08/01/2042	100	92		Energy Transfer Partners LP
				5.20%, 02/01/2022	102		116
5.88%, 11/15/2036	5	6		6.50%, 02/01/2042	102		125
6.80%, 11/15/2026	25	35
Eli Lilly & Co				6.70%, 07/01/2018	23		28
				9.00%, 04/15/2019	6		8
4.20%, 03/06/2014	25	26		Enterprise Products Operating LLC
5.20%, 03/15/2017	164	191
7.13%, 06/01/2025	220	312		1.25%, 08/13/2015	70		70
				3.20%, 02/01/2016	51		54
Express Scripts Holding Co				4.85%, 08/15/2042	100		107
3.13%, 05/15/2016	128	135
4.75%, 11/15/2021(a)	77	87		5.20%, 09/01/2020	77		92
6.13%, 11/15/2041(a)	77	98		6.13%, 10/15/2039	23		28
6.25%, 06/15/2014	257	277		6.45%, 09/01/2040	77		97
GlaxoSmithKline Capital Inc				6.50%, 01/31/2019	161		202
				6.88%, 03/01/2033	15		19
5.65%, 05/15/2018	102	124		Kinder Morgan Energy Partners LP
6.38%, 05/15/2038	82	113
GlaxoSmithKline Capital PLC				3.50%, 03/01/2016	180		192
				6.38%, 03/01/2041	128		158
0.75%, 05/08/2015	102	102		6.50%, 09/01/2039	112		138
1.50%, 05/08/2017	100	101		6.95%, 01/15/2038	112		147
2.85%, 05/08/2022	128	133
Johnson & Johnson				7.40%, 03/15/2031	177		230
				9.00%, 02/01/2019	77		104
2.95%, 09/01/2020	128	138		Magellan Midstream Partners LP
4.95%, 05/15/2033	201	244
5.55%, 08/15/2017	128	154		4.20%, 12/01/2042	200		193
				ONEOK Partners LP
Medco Health Solutions Inc				6.13%, 02/01/2041	128		153
7.13%, 03/15/2018	169	211
Merck & Co Inc				8.63%, 03/01/2019	20		27
				Panhandle Eastern Pipe Line Co LP
1.10%, 01/31/2018	100	100		6.20%, 11/01/2017	81		97
2.25%, 01/15/2016	51	53
2.40%, 09/15/2022	100	100		Plains All American Pipeline LP / PAA
				Finance Corp
3.60%, 09/15/2042	100	99		2.85%, 01/31/2023	200		198
5.00%, 06/30/2019	154	185
6.55%, 09/15/2037	187	268		3.65%, 06/01/2022	128		135
				3.95%, 09/15/2015	51		55
Novartis Capital Corp				4.30%, 01/31/2043	200		200
2.90%, 04/24/2015	77	81
4.13%, 02/10/2014	167	174		5.75%, 01/15/2020	15		18
				Southern Natural Gas Co LLC
4.40%, 04/24/2020	77	90		5.90%, 04/01/2017(a),(b)	12		14
Novartis Securities Investment Ltd
5.13%, 02/10/2019	64	76		Southern Natural Gas Co LLC / Southern
				Natural Issuing Corp
Pfizer Inc				4.40%, 06/15/2021	51		57
4.65%, 03/01/2018	51	59
5.35%, 03/15/2015	51	56		Sunoco Logistics Partners Operations LP
				5.50%, 02/15/2020	46		52
6.20%, 03/15/2019	280	354		Tennessee Gas Pipeline Co LLC
7.20%, 03/15/2039	151	232
Sanofi				7.50%, 04/01/2017	77		95
1.20%, 09/30/2014	128	130		Texas Eastern Transmission LP
2.63%, 03/29/2016	77	81		7.00%, 07/15/2032	100		137

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pipelines (continued)				REITS (continued)
TransCanada PipeLines Ltd				HCP Inc (continued)
3.80%, 10/01/2020	$128	$143		6.70%, 01/30/2018	$15		$18
6.10%, 06/01/2040	25	33		Health Care REIT Inc
6.50%, 08/15/2018	42	53		6.13%, 04/15/2020	115		135
7.25%, 08/15/2038	51	74		Hospitality Properties Trust
7.63%, 01/15/2039	115	173		5.00%, 08/15/2022	100		106
Williams Cos Inc/The				6.70%, 01/15/2018	77		88
7.50%, 01/15/2031	11	14		ProLogis LP
7.88%, 09/01/2021	128	165		4.50%, 08/15/2017	200		218
Williams Partners LP				6.88%, 03/15/2020	5		6
3.80%, 02/15/2015	70	74		7.63%, 08/15/2014	51		56
5.25%, 03/15/2020	180	207		Realty Income Corp
6.30%, 04/15/2040	43	53		5.88%, 03/15/2035	51		59
		$4,855		Simon Property Group LP
				2.15%, 09/15/2017	102		106
Regional Authority - 0.37%				4.13%, 12/01/2021	200		222
Province of British Columbia				5.65%, 02/01/2020	47		56
2.65%, 09/22/2021	77	81		5.75%, 12/01/2015	180		203
6.50%, 01/15/2026	18	25		6.75%, 02/01/2040	25		34
Province of Manitoba Canada				10.35%, 04/01/2019	90		129
2.63%, 07/15/2015	77	81		UDR Inc
Province of Nova Scotia Canada				5.25%, 01/15/2015	43		46
5.13%, 01/26/2017	41	48		Ventas Realty LP / Ventas Capital Corp
Province of Ontario Canada				4.25%, 03/01/2022	128		136
0.95%, 05/26/2015	200	203		Vornado Realty LP
2.70%, 06/16/2015	128	135		4.25%, 04/01/2015	51		54
2.95%, 02/05/2015	244	257					$3,014
3.15%, 12/15/2017	200	219
4.00%, 10/07/2019	77	88		Retail - 0.71%
4.10%, 06/16/2014	97	102		AutoZone Inc
4.40%, 04/14/2020	151	178		4.00%, 11/15/2020	251		272
4.95%, 11/28/2016	180	209		CVS Caremark Corp
5.45%, 04/27/2016	302	349		3.25%, 05/18/2015	18		19
Province of Quebec Canada				5.75%, 06/01/2017	25		30
2.75%, 08/25/2021	231	241		6.13%, 09/15/2039	79		101
4.88%, 05/05/2014	51	54		6.25%, 06/01/2027	100		132
5.13%, 11/14/2016	351	409		Darden Restaurants Inc
7.50%, 09/15/2029	64	97		6.80%, 10/15/2037(b)	27		32
Province of Saskatchewan Canada				Gap Inc/The
8.50%, 07/15/2022	6	9		5.95%, 04/12/2021	25		29
		$2,785		Home Depot Inc/The
				5.40%, 03/01/2016	164		187
REITS- 0.40%				5.88%, 12/16/2036	237		312
American Tower Corp				5.95%, 04/01/2041	251		339
4.70%, 03/15/2022	128	142		Kohl's Corp
7.00%, 10/15/2017	32	38		4.00%, 11/01/2021	177		187
AvalonBay Communities Inc				Lowe's Cos Inc
2.95%, 09/15/2022	100	100		3.80%, 11/15/2021	102		113
BioMed Realty LP				4.63%, 04/15/2020	77		90
6.13%, 04/15/2020	6	7		5.80%, 04/15/2040	77		98
Boston Properties LP				6.65%, 09/15/2037	12		16
3.85%, 02/01/2023	200	210		Macy's Retail Holdings Inc
4.13%, 05/15/2021	77	84		2.88%, 02/15/2023	300		294
5.63%, 11/15/2020	25	29		4.30%, 02/15/2043	200		195
CommonWealth REIT				5.75%, 07/15/2014	51		55
6.25%, 08/15/2016	77	84		5.90%, 12/01/2016	25		29
DDR Corp				6.65%, 07/15/2024	25		31
4.63%, 07/15/2022	200	218		6.90%, 04/01/2029	25		30
Digital Realty Trust LP				McDonald's Corp
4.50%, 07/15/2015	55	58		3.50%, 07/15/2020	151		167
Duke Realty LP				3.70%, 02/15/2042	128		127
3.88%, 10/15/2022	100	102		4.88%, 07/15/2040	9		11
7.38%, 02/15/2015	25	28		5.35%, 03/01/2018	36		43
EPR Properties				6.30%, 10/15/2037	12		17
7.75%, 07/15/2020	63	73		Nordstrom Inc
ERP Operating LP				4.75%, 05/01/2020	36		42
4.75%, 07/15/2020	51	57		6.25%, 01/15/2018	12		15
HCP Inc				Staples Inc
3.75%, 02/01/2016	51	54		9.75%, 01/15/2014	141		153
5.38%, 02/01/2021	51	58

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Retail (continued)				Sovereign (continued)
Target Corp				Brazilian Government International Bond
4.00%, 07/01/2042	$300	$308		(continued)
6.00%, 01/15/2018	149	183		8.88%, 04/15/2024	$150	$242
7.00%, 07/15/2031	50	70		12.25%, 03/06/2030	141	286
Walgreen Co				12.75%, 01/15/2020	51	87
1.00%, 03/13/2015	100	100		10.50%, 07/14/2014	51	58
4.40%, 09/15/2042	100	102		11.00%, 08/17/2040	12	15
5.25%, 01/15/2019	30	35		Canada Government International Bond
Wal-Mart Stores Inc				0.88%, 02/14/2017	255	257
1.63%, 04/15/2014	51	52		2.38%, 09/10/2014	100	104
2.25%, 07/08/2015	25	26		Chile Government International Bond
2.80%, 04/15/2016	51	54		3.25%, 09/14/2021	180	195
3.25%, 10/25/2020	51	56		Colombia Government International Bond
3.63%, 07/08/2020	51	57		4.38%, 07/12/2021	100	115
4.13%, 02/01/2019	102	116		8.13%, 05/21/2024	51	77
4.25%, 04/15/2021	51	59		11.75%, 02/25/2020	180	291
5.25%, 09/01/2035	51	62		10.38%, 01/28/2033	100	184
5.63%, 04/01/2040	38	49		Export Development Canada
5.63%, 04/15/2041	180	236		1.50%, 05/15/2014	75	76
5.80%, 02/15/2018	128	157		2.25%, 05/28/2015	25	26
6.20%, 04/15/2038	25	34		Israel Government AID Bond
6.50%, 08/15/2037	115	162		5.50%, 09/18/2023	25	33
7.55%, 02/15/2030	128	188		5.50%, 04/26/2024	25	33
Yum! Brands Inc				5.50%, 09/18/2033	12	16
6.25%, 03/15/2018	29	35		Israel Government International Bond
6.88%, 11/15/2037	24	33		5.13%, 03/26/2019	147	172
		$5,340		Italy Government International Bond
				3.13%, 01/26/2015	164	167
Semiconductors - 0.17%				5.25%, 09/20/2016	133	141
Intel Corp				5.38%, 06/15/2033	64	64
1.35%, 12/15/2017	300	300		6.88%, 09/27/2023	12	14
3.30%, 10/01/2021	177	187		Japan Bank for International
4.00%, 12/15/2032	200	199		Cooperation/Japan
4.25%, 12/15/2042	200	200		1.13%, 07/19/2017	100	101
4.80%, 10/01/2041	77	85		2.50%, 01/21/2016	300	316
National Semiconductor Corp				Mexico Government International Bond
3.95%, 04/15/2015	90	97		3.63%, 03/15/2022	300	328
Texas Instruments Inc				4.75%, 03/08/2044	506	572
0.45%, 08/03/2015	250	249		5.63%, 01/15/2017	118	137
		$1,317		5.88%, 02/17/2014	256	269
Software - 0.27%				5.95%, 03/19/2019	78	96
Adobe Systems Inc				6.05%, 01/11/2040	264	354
4.75%, 02/01/2020	51	57		6.63%, 03/03/2015	110	123
BMC Software Inc				8.30%, 08/15/2031	38	61
4.50%, 12/01/2022	200	206		Panama Government International Bond
Fiserv Inc				5.20%, 01/30/2020	154	184
3.50%, 10/01/2022	100	102		6.70%, 01/26/2036	74	105
Microsoft Corp				8.88%, 09/30/2027	77	125
1.63%, 09/25/2015	300	309		Peruvian Government International Bond
2.95%, 06/01/2014	128	133		5.63%, 11/18/2050	128	166
4.20%, 06/01/2019	115	132		6.55%, 03/14/2037	26	38
5.30%, 02/08/2041	77	96		7.13%, 03/30/2019	30	39
Oracle Corp				7.35%, 07/21/2025	180	261
3.75%, 07/08/2014	300	315		8.75%, 11/21/2033	42	73
3.88%, 07/15/2020	77	87		Poland Government International Bond
5.00%, 07/08/2019	48	58		3.88%, 07/16/2015	77	83
5.25%, 01/15/2016	77	87		5.00%, 03/23/2022	128	151
5.38%, 07/15/2040	186	232		5.13%, 04/21/2021	51	60
5.75%, 04/15/2018	180	219		6.38%, 07/15/2019	144	180
		$2,033		South Africa Government International Bond
				5.88%, 05/30/2022	200	248
Sovereign - 1.28%				6.50%, 06/02/2014	20	21
Brazilian Government International Bond				Svensk Exportkredit AB
2.63%, 01/05/2023	300	301		1.75%, 05/30/2017	200	205
4.88%, 01/22/2021	257	310		3.25%, 09/16/2014	251	263
5.88%, 01/15/2019	102	126		5.13%, 03/01/2017	218	253
7.13%, 01/20/2037	210	321		Tennessee Valley Authority
8.00%, 01/15/2018	110	128		4.50%, 04/01/2018	51	60
8.25%, 01/20/2034	51	86		5.25%, 09/15/2039	51	67
8.88%, 10/14/2019	122	176		5.38%, 04/01/2056	154	210

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Sovereign (continued)					Supranational Bank (continued)
Tennessee Valley Authority	(continued)				Nordic Investment Bank
6.75%, 11/01/2025		$102	$149		5.00%, 02/01/2017	$154		$181
Uruguay Government International Bond								$9,342
4.13%, 11/20/2045		100	100
6.88%, 09/28/2025		50	70		Telecommunications - 1.29%
8.00%, 11/18/2022		65	95		America Movil SAB de CV
			$9,664		2.38%, 09/08/2016	257		267
					3.13%, 07/16/2022	100		102
Supranational Bank - 1.24%					5.50%, 03/01/2014	228		240
African Development Bank					5.63%, 11/15/2017	15		18
1.25%, 09/02/2016		257	263		6.13%, 03/30/2040	102		134
Asian Development Bank					AT&T Inc
1.13%, 03/15/2017		128	130		1.60%, 02/15/2017	128		130
2.50%, 03/15/2016		305	324		2.50%, 08/15/2015	244		254
2.63%, 02/09/2015		195	204		3.00%, 02/15/2022	100		104
2.75%, 05/21/2014		257	266		3.88%, 08/15/2021	77		86
4.25%, 10/20/2014		51	55		4.30%, 12/15/2042(a)	1		1
5.82%, 06/16/2028		15	20		4.35%, 06/15/2045(a)	350		352
6.38%, 10/01/2028		51	70		5.35%, 09/01/2040	198		231
Corp Andina de Fomento					5.50%, 02/01/2018	102		122
3.75%, 01/15/2016		3	3		5.55%, 08/15/2041	177		212
4.38%, 06/15/2022		22	24		5.60%, 05/15/2018	138		166
Council Of Europe Development Bank					6.30%, 01/15/2038	79		101
1.50%, 02/22/2017		128	131		6.50%, 09/01/2037	21		27
2.75%, 02/10/2015		25	26		6.55%, 02/15/2039	125		164
European Bank for Reconstruction &					Bellsouth Capital Funding Corp
Development					7.88%, 02/15/2030	6		8
1.00%, 02/16/2017		257	260		BellSouth Corp
2.50%, 03/15/2016		77	81		5.20%, 09/15/2014	257		276
2.75%, 04/20/2015		77	81		British Telecommunications PLC
European Investment Bank					9.62%, 12/15/2030(b)	77		122
1.00%, 07/15/2015		400	405		Cellco Partnership / Verizon Wireless Capital
1.13%, 08/15/2014		257	260		LLC
1.13%, 09/15/2017		200	202		5.55%, 02/01/2014	180		189
1.25%, 02/14/2014		282	285		8.50%, 11/15/2018	149		205
1.50%, 05/15/2014		428	435		CenturyLink Inc
1.63%, 09/01/2015		257	264		5.80%, 03/15/2022	128		135
1.75%, 03/15/2017		528	548		7.60%, 09/15/2039	25		26
2.50%, 05/16/2016		102	108		7.65%, 03/15/2042	128		134
2.75%, 03/23/2015		257	270		Cisco Systems Inc
2.88%, 09/15/2020		257	278		1.63%, 03/14/2014	77		78
3.00%, 04/08/2014		102	105		4.45%, 01/15/2020	102		118
3.13%, 06/04/2014		275	285		4.95%, 02/15/2019	33		39
4.88%, 02/16/2016		257	290		5.50%, 02/22/2016	180		206
4.88%, 01/17/2017		257	298		5.90%, 02/15/2039	180		234
4.88%, 02/15/2036		25	30		Corning Inc
5.13%, 09/13/2016		154	178		4.75%, 03/15/2042	102		107
5.13%, 05/30/2017		102	121		Deutsche Telekom International Finance BV
Inter-American Development Bank					5.75%, 03/23/2016	77		88
1.13%, 03/15/2017		257	261		8.75%, 06/15/2030(b)	141		211
2.25%, 07/15/2015		25	26		Embarq Corp
3.88%, 09/17/2019		77	90		7.08%, 06/01/2016	102		120
3.88%, 02/14/2020		77	90		France Telecom SA
4.25%, 09/14/2015		128	141		4.13%, 09/14/2021	128		141
4.50%, 09/15/2014		227	243		4.38%, 07/08/2014	257		271
International Bank for Reconstruction &					5.38%, 01/13/2042	102		118
Development					8.50%, 03/01/2031(b)	115		172
0.88%, 04/17/2017		400	405		Harris Corp
1.00%, 09/15/2016		257	261		4.40%, 12/15/2020	51		55
1.13%, 08/25/2014		334	339		Juniper Networks Inc
2.13%, 03/15/2016		128	135		3.10%, 03/15/2016	77		80
2.38%, 05/26/2015		257	269		Pacific Bell Telephone Co
7.63%, 01/19/2023		12	18		7.13%, 03/15/2026	77		103
International Finance Corp/US					Qwest Capital Funding Inc
1.13%, 11/23/2016		128	130		6.88%, 07/15/2028	51		52
2.25%, 04/11/2016		100	106		Qwest Corp
2.75%, 04/20/2015		77	81		7.50%, 10/01/2014	77		84
3.00%, 04/22/2014		257	266		Rogers Communications Inc
					6.38%, 03/01/2014	16		17
					6.80%, 08/15/2018	108		137

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					Transportation (continued)
Rogers Communications Inc	(continued)				United Parcel Service Inc (continued)
7.50%, 03/15/2015		$15	$17		6.20%, 01/15/2038	$23		$31
Telecom Italia Capital SA								$2,473
6.18%, 06/18/2014		128	135
6.38%, 11/15/2033		171	172		Trucking & Leasing - 0.03%
7.00%, 06/04/2018		79	90		GATX Corp
Telefonica Emisiones SAU					4.75%, 06/15/2022	200		210
3.99%, 02/16/2016		200	208
4.95%, 01/15/2015		185	194		Water- 0.01%
5.13%, 04/27/2020		168	177		American Water Capital Corp
7.05%, 06/20/2036		295	319		6.09%, 10/15/2017	77		92
Verizon Communications Inc					6.59%, 10/15/2037	5		7
0.70%, 11/02/2015		150	150					$99
1.10%, 11/01/2017		100	100		TOTAL BONDS			$231,486
1.95%, 03/28/2014		77	78			Principal
2.45%, 11/01/2022		100	100		MUNICIPAL BONDS - 1.09%	Amount (000's)	Value	(000	's)
3.00%, 04/01/2016		257	274
4.60%, 04/01/2021		77	90		California - 0.34%
6.25%, 04/01/2037		11	14		Bay Area Toll Authority
6.35%, 04/01/2019		82	104		6.26%, 04/01/2049	$100		$137
6.40%, 02/15/2038		218	295		6.92%, 04/01/2040	270		371
6.90%, 04/15/2038		56	80		City of Los Angeles Department of Airports
8.75%, 11/01/2018		145	201		6.58%, 05/15/2039	100		130
Verizon Global Funding Corp					East Bay Municipal Utility District
7.75%, 12/01/2030		146	214		5.87%, 06/01/2040	60		78
Vodafone Group PLC					Los Angeles Department of Water & Power
5.38%, 01/30/2015		102	112		6.01%, 07/01/2039	55		70
5.45%, 06/10/2019		180	219		6.57%, 07/01/2045	150		209
5.63%, 02/27/2017		48	56		Los Angeles Unified School District/CA
6.15%, 02/27/2037		51	67		5.75%, 07/01/2034	80		95
			$9,703		5.76%, 07/01/2029	50		58
					6.76%, 07/01/2034	30		40
Toys, Games & Hobbies - 0.00%					Sacramento Municipal Utility District
Hasbro Inc					6.16%, 05/15/2036	120		148
6.35%, 03/15/2040		25	31		San Diego County Water Authority
					6.14%, 05/01/2049	110		144
Transportation - 0.33%					Santa Clara Valley Transportation Authority
Burlington Northern Santa Fe LLC					5.88%, 04/01/2032	25		30
4.40%, 03/15/2042		154	162		State of California
4.70%, 10/01/2019		33	38		5.25%, 04/01/2014	100		106
5.65%, 05/01/2017		54	63		6.65%, 03/01/2022	75		94
7.95%, 08/15/2030		77	108		7.30%, 10/01/2039	75		104
Canadian National Railway Co					7.60%, 11/01/2040	180		263
1.45%, 12/15/2016		51	52		7.63%, 03/01/2040	280		402
2.25%, 11/15/2022		200	199		University of California
3.50%, 11/15/2042		200	193		6.55%, 05/15/2048	50		65
5.55%, 03/01/2019		15	18					$2,544
Canadian Pacific Railway Co					Connecticut - 0.00%
4.45%, 03/15/2023		128	142		State of Connecticut
CSX Corp					5.85%, 03/15/2032	25		31
4.75%, 05/30/2042		77	83
6.25%, 03/15/2018		82	100
FedEx Corp					Georgia - 0.03%
2.63%, 08/01/2022		100	99		Municipal Electric Authority of Georgia
3.88%, 08/01/2042		100	98		6.64%, 04/01/2057	151		179
Norfolk Southern Corp					State of Georgia
3.25%, 12/01/2021		251	263		4.50%, 11/01/2025	75		87
4.84%, 10/01/2041		100	111					$266
5.26%, 09/17/2014		102	110		Illinois - 0.18%
Ryder System Inc					Chicago Transit Authority
3.15%, 03/02/2015		51	53		6.20%, 12/01/2040	70		78
Union Pacific Corp					6.90%, 12/01/2040	200		240
4.16%, 07/15/2022		241	273		City of Chicago IL Waterworks Revenue
4.75%, 09/15/2041		77	86		6.74%, 11/01/2040	145		197
United Parcel Service Inc					County of Cook IL
3.13%, 01/15/2021		128	138		6.23%, 11/15/2034	102		117
3.88%, 04/01/2014		23	24		State of Illinois
4.88%, 11/15/2040		25	29		4.07%, 01/01/2014	255		263
					4.95%, 06/01/2023	30		32

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Illinois (continued)				Texas (continued)
State of Illinois (continued)				Dallas Area Rapid Transit
4.96%, 03/01/2016	$75	$82		5.02%, 12/01/2048	$50		$60
5.10%, 06/01/2033	235	232		Dallas Convention Center Hotel Development
7.35%, 07/01/2035	70	85		Corp
		$1,326		7.09%, 01/01/2042	70		84
				Dallas County Hospital District
Kansas - 0.02%				5.62%, 08/15/2044	83		107
Kansas State Department of Transportation				Dallas Independent School District (credit
4.60%, 09/01/2035	115	130		support from PSF-GTD)
				6.45%, 02/15/2035	50		63
Nevada - 0.02%				State of Texas
County of Clark NV Airport System Revenue				4.68%, 04/01/2040	100		115
6.82%, 07/01/2045	25	35		5.52%, 04/01/2039	95		123
6.88%, 07/01/2042	70	81		Texas Transportation Commission
		$116		5.18%, 04/01/2030	125		151
							$748
New Jersey - 0.10%
New Jersey Economic Development				Utah- 0.01%
Authority (credit support from AGM)				State of Utah
0.00%, 02/15/2023(d)	51	33		3.54%, 07/01/2025	100		107
New Jersey State Turnpike Authority
7.10%, 01/01/2041	147	208		Washington - 0.00%
New Jersey Transportation Trust Fund				State of Washington
Authority				5.09%, 08/01/2033	20		24
5.75%, 12/15/2028	190	228
6.56%, 12/15/2040	110	146
Rutgers The State University of New				Wisconsin - 0.01%
Jersey (credit support from GO OF UNIV)				State of Wisconsin (credit support from
5.67%, 05/01/2040	130	163		AGM)
		$778		5.70%, 05/01/2026	50		61
New York - 0.22%				TOTAL MUNICIPAL BONDS			$8,198
City of New York NY				U.S. GOVERNMENT & GOVERNMENT	Principal
5.52%, 10/01/2037	25	30		AGENCY OBLIGATIONS - 67.56%	Amount (000's)	Value	(000	's)
Metropolitan Transportation Authority				Federal Home Loan Mortgage Corporation (FHLMC) - 7.88%
6.55%, 11/15/2031	180	224
6.65%, 11/15/2039	100	129		2.50%, 08/01/2027	$291		$304
6.81%, 11/15/2040	135	177		2.50%, 08/01/2027	293		306
New York City Municipal Water Finance				2.50%, 10/01/2027	500		523
Authority				2.50%, 01/01/2028(e)	500		522
5.72%, 06/15/2042	270	351		2.50%, 02/01/2028(e)	500		521
5.95%, 06/15/2042	125	172		2.66%, 01/01/2042(b)	94		99
New York City Transitional Finance Authority				2.76%, 06/01/2037(b)	33		36
Future Tax Secured Revenue				2.86%, 02/01/2037(b)	15		16
5.51%, 08/01/2037	250	305		2.98%, 06/01/2037(b)	75		80
New York State Dormitory Authority				3.00%, 01/01/2027	694		730
5.60%, 03/15/2040	100	124		3.00%, 02/01/2027	228		242
Port Authority of New York & New Jersey				3.00%, 02/01/2027	605		638
4.46%, 10/01/2062	100	98		3.00%, 03/01/2027	506		534
Port Authority of New York & New				3.00%, 06/01/2027	377		397
Jersey (credit support from GO OF AUTH)				3.00%, 02/01/2032	237		248
6.04%, 12/01/2029	50	62		3.00%, 01/01/2043(e)	1,500		1,568
		$1,672		3.00%, 02/01/2043(e)	1,000		1,043
Ohio- 0.03%				3.50%, 10/01/2025	55		58
American Municipal Power Inc				3.50%, 10/01/2025	35		37
7.50%, 02/15/2050	75	102		3.50%, 11/01/2025	40		42
Ohio State University/The				3.50%, 11/01/2025	15		16
4.91%, 06/01/2040	125	145		3.50%, 11/01/2025	78		83
		$247		3.50%, 11/01/2025	123		129
				3.50%, 11/01/2025	25		26
Puerto Rico - 0.02%				3.50%, 12/01/2025	103		108
Government Development Bank for Puerto				3.50%, 01/01/2026	64		67
Rico				3.50%, 02/01/2026	52		54
3.67%, 05/01/2014	75	74		3.50%, 04/01/2026	144		152
4.70%, 05/01/2016	75	74		3.50%, 05/01/2026	122		128
		$148		3.50%, 06/01/2026	29		31
Texas- 0.11%				3.50%, 06/01/2026	23		24
City Public Service Board of San Antonio TX				3.50%, 07/01/2026	108		113
5.81%, 02/01/2041	35	45		3.50%, 07/01/2026	140		147
				3.50%, 07/01/2026	20		21

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.50%, 08/01/2026	$84	$88		4.00%, 08/01/2041	$254	$271
3.50%, 09/01/2026	99	104		4.00%, 08/01/2041	87	93
3.50%, 10/01/2026	62	65		4.00%, 10/01/2041	33	35
3.50%, 01/01/2027	126	133		4.00%, 10/01/2041	116	124
3.50%, 01/01/2027(e)	400	421		4.00%, 10/01/2041	280	299
3.50%, 02/01/2032	227	243		4.00%, 10/01/2041	126	134
3.50%, 04/01/2032	240	257		4.00%, 10/01/2041	267	286
3.50%, 08/01/2032	196	209		4.00%, 11/01/2041	241	258
3.50%, 02/01/2041	97	103		4.00%, 11/01/2041	459	491
3.50%, 10/01/2041	101	108		4.00%, 11/01/2041	146	156
3.50%, 11/01/2041	98	104		4.00%, 01/01/2042(e)	2,400	2,562
3.50%, 01/01/2042	208	222		4.00%, 03/01/2042	237	256
3.50%, 01/01/2042(e)	2,000	2,127		4.50%, 11/01/2018	56	60
3.50%, 02/01/2042	81	86		4.50%, 04/01/2019	46	49
3.50%, 03/01/2042	32	34		4.50%, 04/01/2023	42	45
3.50%, 03/01/2042	107	114		4.50%, 01/01/2024	25	26
3.50%, 04/01/2042	242	258		4.50%, 01/01/2024	56	61
3.50%, 04/01/2042	247	265		4.50%, 04/01/2024	428	456
3.50%, 04/01/2042	233	249		4.50%, 07/01/2024	47	50
3.50%, 04/01/2042	247	263		4.50%, 09/01/2024	66	72
3.50%, 06/01/2042	189	202		4.50%, 09/01/2024	62	68
3.50%, 06/01/2042	743	793		4.50%, 04/01/2025	69	73
3.50%, 06/01/2042	191	203		4.50%, 05/01/2025	57	61
3.50%, 08/01/2042	242	258		4.50%, 07/01/2025	86	91
3.50%, 08/01/2042	537	573		4.50%, 02/01/2027	400	425
4.00%, 06/01/2014	14	14		4.50%, 02/01/2030	65	71
4.00%, 04/01/2019	56	60		4.50%, 08/01/2030	53	57
4.00%, 05/01/2024	288	304		4.50%, 05/01/2031	58	63
4.00%, 05/01/2024	170	180		4.50%, 05/01/2034	7	7
4.00%, 12/01/2024	28	30		4.50%, 08/01/2036	73	79
4.00%, 01/01/2025	89	95		4.50%, 02/01/2039	227	244
4.00%, 02/01/2025	72	76		4.50%, 03/01/2039	109	120
4.00%, 03/01/2025	70	74		4.50%, 04/01/2039	320	343
4.00%, 03/01/2025	50	53		4.50%, 06/01/2039	173	186
4.00%, 04/01/2025	69	73		4.50%, 10/01/2039	179	200
4.00%, 06/01/2025	64	68		4.50%, 11/01/2039	148	159
4.00%, 06/01/2025	76	80		4.50%, 11/01/2039	229	246
4.00%, 07/01/2025	26	28		4.50%, 11/01/2039	180	194
4.00%, 08/01/2025	61	66		4.50%, 12/01/2039	107	115
4.00%, 08/01/2025	43	45		4.50%, 12/01/2039	221	248
4.00%, 09/01/2025	16	17		4.50%, 02/01/2040	36	39
4.00%, 10/01/2025	186	196		4.50%, 02/01/2040	183	205
4.00%, 02/01/2026	76	81		4.50%, 02/01/2040	182	204
4.00%, 05/01/2026	188	199		4.50%, 02/01/2040	173	186
4.00%, 07/01/2026	126	133		4.50%, 04/01/2040	208	224
4.00%, 02/01/2027	400	423		4.50%, 05/01/2040	181	200
4.00%, 12/01/2030	159	172		4.50%, 05/01/2040	71	77
4.00%, 08/01/2031	183	198		4.50%, 07/01/2040	137	152
4.00%, 10/01/2031	224	242		4.50%, 07/01/2040	143	158
4.00%, 11/01/2031	67	72		4.50%, 08/01/2040	80	86
4.00%, 12/01/2031	110	119		4.50%, 08/01/2040	265	290
4.00%, 07/01/2039	82	91		4.50%, 08/01/2040	73	79
4.00%, 09/01/2039	48	53		4.50%, 08/01/2040	87	95
4.00%, 12/01/2039	48	51		4.50%, 08/01/2040	139	150
4.00%, 12/01/2039	87	92		4.50%, 09/01/2040	68	73
4.00%, 01/01/2040	73	78		4.50%, 09/01/2040	43	46
4.00%, 03/01/2040	55	59		4.50%, 02/01/2041	121	131
4.00%, 09/01/2040	101	108		4.50%, 03/01/2041	179	193
4.00%, 10/01/2040	87	93		4.50%, 04/01/2041	261	281
4.00%, 10/01/2040	200	218		4.50%, 04/01/2041	94	101
4.00%, 12/01/2040	224	240		4.50%, 05/01/2041	92	99
4.00%, 12/01/2040	112	124		4.50%, 05/01/2041	280	303
4.00%, 12/01/2040	116	129		4.50%, 06/01/2041	106	115
4.00%, 12/01/2040	91	97		4.50%, 06/01/2041	191	204
4.00%, 12/01/2040	111	119		4.50%, 06/01/2041	140	151
4.00%, 02/01/2041	208	222		4.50%, 06/01/2041	123	135
4.00%, 02/01/2041	249	266		4.50%, 07/01/2041	184	198
4.00%, 04/01/2041	103	110		4.50%, 07/01/2041	183	197
4.00%, 07/01/2041	87	93		4.50%, 08/01/2041	153	166

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 10/01/2041	$221	$239		5.50%, 01/01/2034	$40	$43
4.50%, 02/01/2042(e)	400	429		5.50%, 03/01/2034	108	117
4.50%, 03/01/2042	315	339		5.50%, 10/01/2034	7	7
4.50%, 01/01/2043(e)	2,450	2,629		5.50%, 10/01/2034	45	49
4.95%, 06/01/2038(b)	19	20		5.50%, 02/01/2035	88	96
5.00%, 05/01/2018	21	22		5.50%, 03/01/2035	60	66
5.00%, 08/01/2018	35	38		5.50%, 11/01/2035	101	109
5.00%, 04/01/2019	24	26		5.50%, 05/01/2036	31	33
5.00%, 12/01/2019	75	81		5.50%, 05/01/2036	112	122
5.00%, 02/01/2022	26	28		5.50%, 07/01/2036	100	109
5.00%, 09/01/2022	34	36		5.50%, 11/01/2036	74	80
5.00%, 06/01/2023	25	26		5.50%, 02/01/2037	5	5
5.00%, 07/01/2024	32	34		5.50%, 07/01/2037	70	76
5.00%, 06/01/2025	34	36		5.50%, 07/01/2037	11	12
5.00%, 06/01/2026	265	286		5.50%, 09/01/2037	39	42
5.00%, 08/01/2026	289	313		5.50%, 11/01/2037	47	51
5.00%, 02/01/2027	700	750		5.50%, 01/01/2038	39	42
5.00%, 02/01/2030	31	33		5.50%, 01/01/2038	185	200
5.00%, 03/01/2030	22	24		5.50%, 04/01/2038	16	17
5.00%, 08/01/2033	34	37		5.50%, 04/01/2038	13	14
5.00%, 08/01/2033	174	189		5.50%, 05/01/2038	21	22
5.00%, 09/01/2033	70	76		5.50%, 05/01/2038	40	43
5.00%, 03/01/2034	43	47		5.50%, 06/01/2038	48	52
5.00%, 04/01/2034	84	91		5.50%, 06/01/2038	15	16
5.00%, 05/01/2034	109	119		5.50%, 07/01/2038	26	28
5.00%, 05/01/2035	170	183		5.50%, 07/01/2038	112	123
5.00%, 08/01/2035	49	53		5.50%, 08/01/2038	169	183
5.00%, 08/01/2035	22	24		5.50%, 09/01/2038	44	48
5.00%, 09/01/2035	166	179		5.50%, 10/01/2038	14	15
5.00%, 09/01/2035	66	71		5.50%, 11/01/2038	32	35
5.00%, 10/01/2035	78	84		5.50%, 01/01/2039	89	96
5.00%, 12/01/2035	247	267		5.50%, 04/01/2039	108	119
5.00%, 12/01/2035	157	169		5.50%, 12/01/2039	171	185
5.00%, 04/01/2036	9	10		5.50%, 01/01/2040	109	121
5.00%, 08/01/2036	121	130		5.50%, 03/01/2040	25	27
5.00%, 05/01/2037	49	54		5.50%, 06/01/2040	177	192
5.00%, 02/01/2038	115	124		5.50%, 01/01/2042(e)	2,600	2,806
5.00%, 06/01/2038	37	40		6.00%, 05/01/2021	8	8
5.00%, 09/01/2038	10	11		6.00%, 11/01/2022	20	22
5.00%, 01/01/2039	168	181		6.00%, 02/01/2027	57	62
5.00%, 02/01/2039	91	98		6.00%, 07/01/2029	3	3
5.00%, 03/01/2039	107	118		6.00%, 07/01/2029	7	7
5.00%, 07/01/2039	116	126		6.00%, 02/01/2031	5	6
5.00%, 09/01/2039	191	211		6.00%, 12/01/2031	10	11
5.00%, 10/01/2039	118	131		6.00%, 01/01/2032	84	94
5.00%, 01/01/2040	223	246		6.00%, 06/01/2034	102	113
5.00%, 03/01/2040	42	45		6.00%, 08/01/2034	18	20
5.00%, 07/01/2040	152	166		6.00%, 05/01/2036	100	110
5.00%, 07/01/2040	159	173		6.00%, 06/01/2036	106	116
5.00%, 08/01/2040	403	439		6.00%, 11/01/2036	177	193
5.00%, 08/01/2040	123	133		6.00%, 12/01/2036	805	877
5.00%, 09/01/2040	398	443		6.00%, 02/01/2037	13	15
5.00%, 04/01/2041	131	144		6.00%, 03/01/2037	10	11
5.00%, 05/01/2041	39	42		6.00%, 05/01/2037	12	13
5.00%, 09/01/2041	201	219		6.00%, 10/01/2037	90	98
5.00%, 10/01/2041	202	221		6.00%, 11/01/2037	105	114
5.00%, 01/01/2042(e)	2,300	2,475		6.00%, 12/01/2037	18	19
5.31%, 04/01/2038(b)	9	10		6.00%, 01/01/2038	83	90
5.50%, 10/01/2016	20	21		6.00%, 01/01/2038	73	80
5.50%, 02/01/2017	24	26		6.00%, 01/01/2038	101	110
5.50%, 01/01/2018	10	11		6.00%, 01/01/2038	21	22
5.50%, 01/01/2018	47	51		6.00%, 01/01/2038(b)	17	19
5.50%, 01/01/2022	25	27		6.00%, 01/01/2038	259	282
5.50%, 04/01/2023	91	98		6.00%, 05/01/2038	95	105
5.50%, 01/01/2028	447	483		6.00%, 07/01/2038	71	77
5.50%, 12/01/2032	96	104		6.00%, 07/01/2038	43	47
5.50%, 03/01/2033	12	14		6.00%, 08/01/2038	36	39
5.50%, 12/01/2033	6	7		6.00%, 09/01/2038	54	59
5.50%, 01/01/2034	230	250		6.00%, 09/01/2038	40	43

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/01/2039	$17	$18		3.50%, 12/01/2025	$72	$76
6.00%, 01/01/2042(e)	1,000	1,087		3.50%, 01/01/2026	201	213
				3.50%, 02/01/2026	132	141
6.50%, 06/01/2017	14	15		3.50%, 05/01/2026	30	32
6.50%, 04/01/2028	1	1
6.50%, 03/01/2029	4	4		3.50%, 06/01/2026	150	159
				3.50%, 07/01/2026	22	23
6.50%, 05/01/2031	9	10		3.50%, 08/01/2026	240	254
6.50%, 06/01/2031	1	2
6.50%, 10/01/2031	2	2		3.50%, 09/01/2026	191	202
				3.50%, 10/01/2026	89	95
6.50%, 05/01/2032	2	2		3.50%, 12/01/2026	274	291
6.50%, 04/01/2035	7	8
6.50%, 03/01/2036	21	24		3.50%, 01/01/2027	176	187
				3.50%, 01/01/2027	287	304
6.50%, 09/01/2036	32	36		3.50%, 02/01/2027(e)	300	318
6.50%, 08/01/2037	8	9		3.50%, 01/01/2028(e)	700	743
6.50%, 10/01/2037	52	59
6.50%, 11/01/2037	54	61		3.50%, 01/01/2031	34	36
				3.50%, 04/01/2031	60	64
6.50%, 12/01/2037	8	10		3.50%, 04/01/2032	233	249
6.50%, 02/01/2038	11	12
6.50%, 09/01/2038	66	75		3.50%, 05/01/2032	481	514
				3.50%, 09/01/2032	489	523
6.50%, 09/01/2038	84	94		3.50%, 10/01/2040	32	34
6.50%, 10/01/2038	13	14
6.50%, 01/01/2039	48	55		3.50%, 11/01/2040	99	105
				3.50%, 12/01/2040	111	119
6.50%, 09/01/2039	65	74		3.50%, 01/01/2041	73	78
7.00%, 10/01/2029	2	2
7.00%, 09/01/2031	12	14		3.50%, 02/01/2041	42	44
				3.50%, 02/01/2041	44	47
7.00%, 01/01/2032	1	1		3.50%, 03/01/2041	252	269
7.00%, 09/01/2038	24	28
7.50%, 07/01/2029	38	46		3.50%, 03/01/2041	160	171
				3.50%, 10/01/2041	409	436
7.50%, 10/01/2030	4	5		3.50%, 12/01/2041	421	449
		$59,352		3.50%, 01/01/2042	235	250
Federal National Mortgage Association (FNMA) - 14.28%				3.50%, 01/01/2042	427	456
2.50%, 12/01/2027	31	33		3.50%, 01/01/2042	223	238
2.50%, 01/01/2028(e)	2,075	2,170		3.50%, 02/01/2042	60	64
2.50%, 01/01/2028	494	517		3.50%, 02/01/2042	112	119
2.50%, 02/01/2028(e)	1,000	1,044		3.50%, 02/01/2042(e)	1,000	1,064
2.50%, 02/01/2043(e)	400	407		3.50%, 03/01/2042	474	509
2.51%, 07/01/2041	100	104		3.50%, 03/01/2042	111	119
2.59%, 02/01/2042(b)	166	173		3.50%, 03/01/2042	231	246
2.79%, 10/01/2047(b)	18	20		3.50%, 03/01/2042	271	290
2.83%, 02/01/2042(b)	110	115		3.50%, 03/01/2042	135	144
2.85%, 01/01/2042(b)	220	231		3.50%, 04/01/2042	228	244
2.87%, 04/01/2037(b)	25	27		3.50%, 04/01/2042	229	245
3.00%, 09/01/2026	201	212		3.50%, 04/01/2042	186	199
3.00%, 11/01/2026	208	219		3.50%, 05/01/2042	252	269
3.00%, 11/01/2026	592	626		3.50%, 07/01/2042	550	588
3.00%, 01/01/2027	153	162		3.50%, 08/01/2042	385	411
3.00%, 02/01/2027	120	128		3.50%, 09/01/2042	293	313
3.00%, 04/01/2027	226	239		3.50%, 01/01/2043(e)	4,500	4,798
3.00%, 04/01/2027	220	232		3.59%, 08/01/2040(b)	61	65
3.00%, 07/01/2027	699	739		3.59%, 05/01/2041(b)	79	84
3.00%, 08/01/2027	679	717		3.61%, 05/01/2041(b)	78	82
3.00%, 01/01/2028(e)	1,300	1,372		3.68%, 02/01/2040(b)	95	101
3.00%, 08/01/2032	776	819		4.00%, 04/01/2014	31	33
3.00%, 10/01/2032	791	835		4.00%, 05/01/2014	9	10
3.00%, 04/01/2042	462	484		4.00%, 09/01/2018	195	210
3.00%, 01/01/2043(e)	3,500	3,667		4.00%, 05/01/2024	54	57
3.00%, 02/01/2043(e)	2,000	2,091		4.00%, 05/01/2024	56	60
3.02%, 12/01/2041(b)	103	109		4.00%, 07/01/2024	116	124
3.17%, 06/01/2040(b)	60	63		4.00%, 09/01/2024	36	39
3.25%, 07/01/2040(b)	130	137		4.00%, 11/01/2024	20	22
3.27%, 12/01/2039(b)	87	92		4.00%, 01/01/2025	77	82
3.29%, 12/01/2040(b)	80	85		4.00%, 03/01/2025	70	75
3.34%, 03/01/2040(b)	49	52		4.00%, 04/01/2025	23	24
3.41%, 01/01/2040(b)	86	90		4.00%, 05/01/2025	73	78
3.49%, 02/01/2041(b)	68	72		4.00%, 05/01/2025	66	72
3.50%, 08/01/2025	68	72		4.00%, 05/01/2025	26	28
3.50%, 10/01/2025	52	56		4.00%, 05/01/2025	14	14
3.50%, 11/01/2025	58	62		4.00%, 05/01/2025	78	84
3.50%, 12/01/2025	95	102		4.00%, 06/01/2025	46	49
				4.00%, 06/01/2025	33	36

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2025	$62	$67		4.00%, 12/01/2041	$194	$209
4.00%, 09/01/2025	90	96		4.00%, 01/01/2042	232	249
4.00%, 11/01/2025	103	110		4.00%, 01/01/2042	290	312
4.00%, 12/01/2025	106	114		4.00%, 02/01/2042	133	143
4.00%, 01/01/2026	57	62		4.00%, 01/01/2043(e)	6,700	7,182
4.00%, 03/01/2026	15	16		4.50%, 03/01/2014	440	472
4.00%, 03/01/2026	169	181		4.50%, 02/01/2018	76	82
4.00%, 05/01/2026	98	105		4.50%, 05/01/2019	127	137
4.00%, 06/01/2026	88	95		4.50%, 08/01/2019	11	11
4.00%, 07/01/2026	82	87		4.50%, 09/01/2020	22	23
4.00%, 08/01/2026	361	386		4.50%, 05/01/2022	60	64
4.00%, 09/01/2026	193	206		4.50%, 02/01/2024	12	13
4.00%, 01/01/2028(e)	500	535		4.50%, 04/01/2024	12	13
4.00%, 04/01/2029	30	32		4.50%, 04/01/2024	10	11
4.00%, 10/01/2030	69	74		4.50%, 11/01/2024	39	42
4.00%, 12/01/2030	96	104		4.50%, 12/01/2024	45	48
4.00%, 02/01/2031	168	180		4.50%, 12/01/2024	71	79
4.00%, 07/01/2031	109	117		4.50%, 02/01/2025	66	72
4.00%, 10/01/2031	50	54		4.50%, 02/01/2025	102	111
4.00%, 11/01/2031	88	95		4.50%, 04/01/2025	14	15
4.00%, 12/01/2031	69	74		4.50%, 05/01/2025	120	130
4.00%, 01/01/2032	110	119		4.50%, 04/01/2026	123	133
4.00%, 03/01/2039	48	52		4.50%, 01/01/2027(e)	1,000	1,076
4.00%, 08/01/2039	110	118		4.50%, 07/01/2029	13	15
4.00%, 08/01/2039	16	17		4.50%, 02/01/2030	63	68
4.00%, 10/01/2039	35	37		4.50%, 04/01/2030	23	25
4.00%, 11/01/2039	19	20		4.50%, 09/01/2030	61	66
4.00%, 11/01/2039	109	117		4.50%, 01/01/2031	60	66
4.00%, 12/01/2039	54	58		4.50%, 04/01/2031	38	42
4.00%, 02/01/2040	130	139		4.50%, 05/01/2031	57	62
4.00%, 05/01/2040	104	112		4.50%, 07/01/2031	218	239
4.00%, 05/01/2040	25	27		4.50%, 08/01/2031	110	120
4.00%, 08/01/2040	59	64		4.50%, 08/01/2033	37	40
4.00%, 10/01/2040	98	106		4.50%, 08/01/2033	77	83
4.00%, 10/01/2040	35	38		4.50%, 11/01/2033	176	190
4.00%, 10/01/2040	208	223		4.50%, 02/01/2035	648	702
4.00%, 10/01/2040	75	80		4.50%, 01/01/2036	7	8
4.00%, 10/01/2040	129	138		4.50%, 03/01/2036	16	17
4.00%, 10/01/2040	46	49		4.50%, 06/01/2038	102	111
4.00%, 10/01/2040	76	82		4.50%, 01/01/2039	32	35
4.00%, 11/01/2040	56	60		4.50%, 02/01/2039	65	70
4.00%, 12/01/2040	123	134		4.50%, 04/01/2039	154	174
4.00%, 12/01/2040	228	244		4.50%, 04/01/2039	45	49
4.00%, 12/01/2040	197	212		4.50%, 04/01/2039	162	180
4.00%, 12/01/2040	155	166		4.50%, 06/01/2039	292	315
4.00%, 12/01/2040	57	61		4.50%, 06/01/2039	207	230
4.00%, 01/01/2041	233	250		4.50%, 06/01/2039	68	74
4.00%, 01/01/2041	92	99		4.50%, 06/01/2039	89	98
4.00%, 01/01/2041	163	175		4.50%, 07/01/2039	182	197
4.00%, 01/01/2041	1,306	1,402		4.50%, 07/01/2039	84	94
4.00%, 02/01/2041	146	157		4.50%, 07/01/2039	182	202
4.00%, 02/01/2041	388	416		4.50%, 08/01/2039	90	100
4.00%, 02/01/2041	113	121		4.50%, 09/01/2039	92	99
4.00%, 02/01/2041	222	238		4.50%, 10/01/2039	313	338
4.00%, 02/01/2041	230	247		4.50%, 10/01/2039	187	203
4.00%, 03/01/2041	218	234		4.50%, 12/01/2039	70	75
4.00%, 03/01/2041	106	114		4.50%, 12/01/2039	93	104
4.00%, 09/01/2041	416	446		4.50%, 12/01/2039	96	104
4.00%, 09/01/2041	422	453		4.50%, 12/01/2039	162	180
4.00%, 10/01/2041	204	219		4.50%, 12/01/2039	201	226
4.00%, 10/01/2041	454	488		4.50%, 01/01/2040	205	231
4.00%, 10/01/2041	40	43		4.50%, 02/01/2040	143	160
4.00%, 11/01/2041	327	351		4.50%, 02/01/2040	88	98
4.00%, 11/01/2041	231	248		4.50%, 03/01/2040	110	119
4.00%, 11/01/2041	187	201		4.50%, 04/01/2040	218	236
4.00%, 11/01/2041	76	82		4.50%, 05/01/2040	92	102
4.00%, 12/01/2041	214	229		4.50%, 05/01/2040	306	332
4.00%, 12/01/2041	191	205		4.50%, 05/01/2040	429	472
4.00%, 12/01/2041	581	623		4.50%, 05/01/2040	83	90
4.00%, 12/01/2041	294	315		4.50%, 06/01/2040	86	96

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2040	$10	$11		5.00%, 02/01/2038	$449	$487
4.50%, 07/01/2040	92	102		5.00%, 06/01/2038	25	27
4.50%, 08/01/2040	149	161		5.00%, 01/01/2039	105	116
4.50%, 09/01/2040	133	144		5.00%, 02/01/2039	164	184
4.50%, 09/01/2040	79	85		5.00%, 03/01/2039	85	92
4.50%, 09/01/2040	69	74		5.00%, 04/01/2039	110	122
4.50%, 10/01/2040	382	414		5.00%, 04/01/2039	174	192
4.50%, 12/01/2040	76	83		5.00%, 04/01/2039	72	79
4.50%, 03/01/2041	87	94		5.00%, 07/01/2039	144	160
4.50%, 03/01/2041	129	140		5.00%, 10/01/2039	124	138
4.50%, 04/01/2041	114	123		5.00%, 12/01/2039	86	96
4.50%, 05/01/2041	186	202		5.00%, 12/01/2039	214	236
4.50%, 06/01/2041	181	197		5.00%, 01/01/2040	173	195
4.50%, 06/01/2041	93	100		5.00%, 02/01/2040	194	220
4.50%, 06/01/2041	417	452		5.00%, 05/01/2040	80	87
4.50%, 07/01/2041	209	226		5.00%, 06/01/2040	55	59
4.50%, 07/01/2041	105	114		5.00%, 06/01/2040	201	219
4.50%, 07/01/2041	105	116		5.00%, 06/01/2040	177	196
4.50%, 08/01/2041	192	209		5.00%, 08/01/2040	77	85
4.50%, 09/01/2041	193	209		5.00%, 08/01/2040	91	100
4.50%, 10/01/2041	199	216		5.00%, 08/01/2040	259	283
4.50%, 11/01/2041	200	217		5.00%, 11/01/2040	110	120
4.50%, 11/01/2041	197	214		5.00%, 04/01/2041	86	93
4.50%, 11/01/2041	195	212		5.00%, 05/01/2041	133	145
4.50%, 12/01/2041	193	210		5.00%, 05/01/2041	145	158
4.50%, 01/01/2042(e)	3,700	3,997		5.00%, 05/01/2041	101	111
4.50%, 02/01/2042(e)	300	324		5.00%, 05/01/2041	119	130
4.52%, 04/01/2038(b)	34	36		5.00%, 02/01/2042(e)	500	542
5.00%, 04/01/2014	6	6		5.00%, 01/01/2043(e)	2,400	2,599
5.00%, 12/01/2017	12	13		5.36%, 06/01/2037(b)	86	93
5.00%, 11/01/2018	11	12		5.39%, 01/01/2036(b)	43	46
5.00%, 06/01/2019	71	77		5.50%, 02/01/2014	13	14
5.00%, 07/01/2019	433	470		5.50%, 02/01/2015	34	36
5.00%, 11/01/2021	32	35		5.50%, 10/01/2016	91	97
5.00%, 02/01/2023	41	44		5.50%, 01/01/2017	74	80
5.00%, 07/01/2023	7	7		5.50%, 05/01/2019	16	17
5.00%, 09/01/2023	352	381		5.50%, 01/01/2021	15	16
5.00%, 12/01/2023	18	20		5.50%, 05/01/2021	20	22
5.00%, 12/01/2023	44	48		5.50%, 10/01/2021	17	18
5.00%, 01/01/2024	42	46		5.50%, 11/01/2022	28	31
5.00%, 01/01/2024	82	90		5.50%, 02/01/2023	30	33
5.00%, 07/01/2024	31	34		5.50%, 07/01/2023	29	32
5.00%, 04/01/2029	63	67		5.50%, 12/01/2023	22	24
5.00%, 03/01/2030	89	97		5.50%, 05/01/2025	92	100
5.00%, 08/01/2030	111	123		5.50%, 06/01/2028	37	41
5.00%, 05/01/2033	57	62		5.50%, 09/01/2028	11	12
5.00%, 05/01/2033	36	40		5.50%, 01/01/2029	23	25
5.00%, 07/01/2033	297	323		5.50%, 12/01/2029	71	77
5.00%, 08/01/2033	13	14		5.50%, 06/01/2033	48	52
5.00%, 09/01/2033	140	153		5.50%, 04/01/2034	217	239
5.00%, 11/01/2033	149	162		5.50%, 04/01/2034	117	128
5.00%, 02/01/2034	19	21		5.50%, 04/01/2034	167	184
5.00%, 03/01/2034	26	29		5.50%, 05/01/2034	124	136
5.00%, 05/01/2034	195	212		5.50%, 06/01/2034	6	6
5.00%, 02/01/2035	179	196		5.50%, 11/01/2034	101	110
5.00%, 03/01/2035	19	21		5.50%, 01/01/2035	121	132
5.00%, 04/01/2035	33	36		5.50%, 01/01/2035	25	27
5.00%, 06/01/2035	388	424		5.50%, 03/01/2035	50	55
5.00%, 07/01/2035	67	73		5.50%, 04/01/2035	69	75
5.00%, 07/01/2035	179	195		5.50%, 04/01/2035	6	7
5.00%, 07/01/2035	20	21		5.50%, 08/01/2035	36	39
5.00%, 09/01/2035	37	40		5.50%, 09/01/2035	9	10
5.00%, 10/01/2035	95	103		5.50%, 10/01/2035	12	13
5.00%, 01/01/2036	179	195		5.50%, 10/01/2035	9	10
5.00%, 03/01/2036	177	193		5.50%, 12/01/2035	46	50
5.00%, 03/01/2036	115	125		5.50%, 01/01/2036	21	23
5.00%, 05/01/2036	3	3		5.50%, 04/01/2036	9	10
5.00%, 06/01/2036	533	577		5.50%, 04/01/2036	124	136
5.00%, 07/01/2036	196	214		5.50%, 05/01/2036	681	744
5.00%, 07/01/2037	57	62		5.50%, 07/01/2036	71	77

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 08/01/2036	$148	$162		6.00%, 10/01/2037	$16	$17
5.50%, 09/01/2036	77	84		6.00%, 11/01/2037	24	26
5.50%, 09/01/2036	185	203		6.00%, 11/01/2037	25	28
5.50%, 11/01/2036	60	65		6.00%, 11/01/2037	3	3
5.50%, 11/01/2036	37	40		6.00%, 12/01/2037	49	54
5.50%, 01/01/2037	81	89		6.00%, 01/01/2038	45	49
5.50%, 02/01/2037	141	156		6.00%, 01/01/2038	67	73
5.50%, 05/01/2037	67	74		6.00%, 02/01/2038	25	28
5.50%, 05/01/2037	7	7		6.00%, 03/01/2038	446	488
5.50%, 07/01/2037	17	19		6.00%, 03/01/2038	33	37
5.50%, 07/01/2037	14	15		6.00%, 05/01/2038	46	51
5.50%, 01/01/2038	24	26		6.00%, 05/01/2038	38	42
5.50%, 01/01/2038	27	30		6.00%, 08/01/2038	63	69
5.50%, 02/01/2038	197	215		6.00%, 09/01/2038	185	203
5.50%, 02/01/2038	80	87		6.00%, 10/01/2038	132	145
5.50%, 03/01/2038	62	67		6.00%, 11/01/2038	425	465
5.50%, 03/01/2038	75	85		6.00%, 12/01/2038	32	35
5.50%, 05/01/2038	166	180		6.00%, 10/01/2039	89	97
5.50%, 05/01/2038	44	48		6.00%, 04/01/2040	182	199
5.50%, 06/01/2038	11	12		6.00%, 09/01/2040	60	66
5.50%, 06/01/2038	12	13		6.00%, 10/01/2040	201	220
5.50%, 07/01/2038	68	75		6.00%, 02/01/2042(e)	400	437
5.50%, 07/01/2038	52	56		6.00%, 01/01/2043	1,800	1,966
5.50%, 09/01/2038	20	22		6.50%, 12/01/2016	41	44
5.50%, 11/01/2038	43	47		6.50%, 07/01/2020	10	10
5.50%, 11/01/2038	577	627		6.50%, 12/01/2031	2	2
5.50%, 11/01/2038	49	53		6.50%, 03/01/2032	8	10
5.50%, 11/01/2038	40	43		6.50%, 07/01/2032	19	21
5.50%, 11/01/2038	60	65		6.50%, 11/01/2033	24	29
5.50%, 12/01/2038	54	59		6.50%, 08/01/2034	62	71
5.50%, 12/01/2038	84	92		6.50%, 09/01/2034	61	69
5.50%, 12/01/2038	34	37		6.50%, 10/01/2034	15	18
5.50%, 01/01/2039	48	52		6.50%, 07/01/2037	29	33
5.50%, 04/01/2039	36	40		6.50%, 07/01/2037	21	24
5.50%, 07/01/2039	214	234		6.50%, 08/01/2037	80	90
5.50%, 09/01/2039	90	98		6.50%, 10/01/2037	351	394
5.50%, 10/01/2039	42	46		6.50%, 01/01/2038	45	53
5.50%, 12/01/2039	166	186		6.50%, 02/01/2038	22	25
5.50%, 12/01/2039	74	81		6.50%, 02/01/2038	30	34
5.50%, 06/01/2040	36	40		6.50%, 03/01/2038	10	11
5.50%, 07/01/2040	70	76		6.50%, 03/01/2038	167	188
5.50%, 01/01/2042(e)	2,600	2,825		6.50%, 05/01/2038	521	585
5.50%, 02/01/2042(e)	300	326		6.50%, 05/01/2038	50	56
6.00%, 01/01/2014	2	2		6.50%, 09/01/2038	34	38
6.00%, 01/01/2016	9	9		6.50%, 10/01/2039	57	64
6.00%, 10/01/2016	2	2		6.50%, 01/01/2042(e)	700	779
6.00%, 06/01/2017	74	78		7.00%, 12/01/2037	72	86
6.00%, 06/01/2017	7	8		7.00%, 12/01/2037	68	81
6.00%, 11/01/2017	12	12		7.50%, 05/01/2031	23	28
6.00%, 05/01/2024	38	38				$107,507
6.00%, 12/01/2032	67	75		Government National Mortgage Association (GNMA) -
6.00%, 01/01/2033	17	19		7.55%
6.00%, 10/01/2033	18	20		2.50%, 09/20/2027	393	416
6.00%, 12/01/2033	44	49		2.50%, 11/20/2040	111	116
6.00%, 10/01/2034	84	94		2.50%, 12/20/2040	63	67
6.00%, 12/01/2034	33	36		2.50%, 02/20/2042(b)	194	205
6.00%, 01/01/2035	120	133		3.00%, 04/15/2027	241	258
6.00%, 07/01/2035	123	137		3.00%, 09/20/2027	393	421
6.00%, 07/01/2035	350	390		3.00%, 02/20/2041(b)	166	177
6.00%, 10/01/2035	111	123		3.00%, 11/20/2041(b)	282	300
6.00%, 05/01/2036	11	13		3.00%, 02/20/2042(b)	235	250
6.00%, 05/01/2036	17	19		3.00%, 04/20/2042(b)	715	763
6.00%, 06/01/2036	83	91		3.00%, 07/20/2042(b)	478	510
6.00%, 02/01/2037	128	141		3.00%, 01/01/2043	1,300	1,382
6.00%, 02/01/2037	42	46		3.00%, 01/01/2043(e)	400	425
6.00%, 03/01/2037	286	314		3.00%, 02/01/2043	1,000	1,061
6.00%, 03/01/2037	92	101		3.50%, 12/15/2025	38	40
6.00%, 06/01/2037	52	57		3.50%, 05/15/2026	57	61
6.00%, 07/01/2037	25	28		3.50%, 03/20/2027	116	125
6.00%, 09/01/2037	138	151

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
3.50%, 04/20/2027	$236	$253		4.50%, 01/15/2040	$201	$223
3.50%, 07/20/2040	57	61		4.50%, 02/15/2040	53	58
3.50%, 01/20/2041	156	170		4.50%, 02/15/2040	36	39
3.50%, 03/20/2041(b)	74	79		4.50%, 02/15/2040	64	71
3.50%, 11/15/2041	114	123		4.50%, 02/15/2040	106	116
3.50%, 11/20/2041	47	51		4.50%, 02/15/2040	31	34
3.50%, 01/15/2042(e)	600	652		4.50%, 02/15/2040	72	79
3.50%, 01/15/2042	119	130		4.50%, 03/15/2040	142	156
3.50%, 01/20/2042	215	234		4.50%, 05/15/2040	73	81
3.50%, 02/15/2042	241	262		4.50%, 06/15/2040	91	100
3.50%, 02/15/2042	247	272		4.50%, 06/15/2040	114	125
3.50%, 02/20/2042	208	226		4.50%, 07/15/2040	98	108
3.50%, 03/15/2042	233	253		4.50%, 07/15/2040	77	84
3.50%, 03/20/2042	241	262		4.50%, 08/15/2040	112	123
3.50%, 04/20/2042	485	528		4.50%, 08/15/2040	139	154
3.50%, 05/20/2042	1,666	1,813		4.50%, 08/15/2040	103	113
3.50%, 06/20/2042	970	1,055		4.50%, 08/15/2040	123	137
3.50%, 01/01/2043	3,400	3,694		4.50%, 09/15/2040	105	117
3.50%, 02/01/2043	900	976		4.50%, 09/15/2040	142	157
4.00%, 08/15/2024	61	66		4.50%, 10/15/2040	122	135
4.00%, 12/15/2024	60	65		4.50%, 12/15/2040	73	80
4.00%, 11/15/2025	40	43		4.50%, 01/20/2041	134	148
4.00%, 05/15/2026	56	60		4.50%, 01/20/2041	130	145
4.00%, 06/15/2039	29	32		4.50%, 02/20/2041	130	145
4.00%, 07/20/2040	116	127		4.50%, 02/20/2041	168	186
4.00%, 08/15/2040	82	90		4.50%, 03/15/2041	77	84
4.00%, 09/15/2040	113	126		4.50%, 03/20/2041	92	101
4.00%, 09/15/2040	94	104		4.50%, 03/20/2041	130	145
4.00%, 10/15/2040	114	127		4.50%, 04/15/2041	201	220
4.00%, 11/15/2040	124	137		4.50%, 04/15/2041	88	96
4.00%, 11/15/2040	19	21		4.50%, 04/20/2041	189	207
4.00%, 11/20/2040	82	90		4.50%, 05/15/2041	107	118
4.00%, 12/20/2040	115	127		4.50%, 05/15/2041	117	130
4.00%, 01/15/2041	96	106		4.50%, 06/20/2041	210	231
4.00%, 01/15/2041	279	306		4.50%, 07/15/2041	88	97
4.00%, 01/15/2041	116	127		4.50%, 07/20/2041	1,084	1,192
4.00%, 01/20/2041	263	289		4.50%, 08/15/2041	457	500
4.00%, 05/15/2041	132	146		4.50%, 08/20/2041	164	181
4.00%, 05/15/2041	98	107		4.50%, 09/20/2041	99	109
4.00%, 07/20/2041(b)	88	95		4.50%, 11/20/2041	539	593
4.00%, 07/20/2041	103	113		4.50%, 12/20/2041	106	117
4.00%, 08/15/2041	81	88		4.50%, 01/20/2042	752	823
4.00%, 09/15/2041	239	263		4.50%, 02/01/2042	600	657
4.00%, 09/20/2041	487	535		4.50%, 02/01/2042(e)	800	876
4.00%, 10/15/2041	108	119		4.50%, 02/20/2042	407	449
4.00%, 10/15/2041	143	158		4.50%, 03/20/2042	109	120
4.00%, 11/15/2041	480	527		4.50%, 04/20/2042	228	251
4.00%, 11/20/2041	168	183		4.50%, 01/01/2043	1,300	1,423
4.00%, 12/15/2041	332	365		5.00%, 08/15/2033	153	167
4.00%, 12/15/2041	196	215		5.00%, 02/15/2034	171	188
4.00%, 12/20/2041	170	185		5.00%, 08/15/2035	115	126
4.00%, 01/20/2042	899	980		5.00%, 05/15/2038	412	450
4.00%, 02/20/2042	759	827		5.00%, 06/20/2038	147	160
4.00%, 03/15/2042	398	437		5.00%, 10/15/2038	75	82
4.00%, 03/20/2042	887	966		5.00%, 02/15/2039	527	575
4.00%, 01/01/2043	1,250	1,361		5.00%, 05/15/2039	43	47
4.50%, 04/20/2026	41	45		5.00%, 06/15/2039	101	113
4.50%, 03/15/2039	94	104		5.00%, 06/15/2039	90	101
4.50%, 03/15/2039	112	123		5.00%, 06/20/2039	132	146
4.50%, 03/20/2039	179	196		5.00%, 07/15/2039	80	90
4.50%, 04/15/2039	155	170		5.00%, 07/15/2039	95	104
4.50%, 05/15/2039	146	163		5.00%, 07/15/2039	88	97
4.50%, 05/15/2039	81	89		5.00%, 07/15/2039	100	112
4.50%, 05/15/2039	84	92		5.00%, 08/15/2039	91	102
4.50%, 06/15/2039	277	308		5.00%, 09/15/2039	96	105
4.50%, 07/15/2039	69	76		5.00%, 09/15/2039	96	108
4.50%, 11/15/2039	68	75		5.00%, 09/15/2039	98	109
4.50%, 11/15/2039	517	572		5.00%, 09/15/2039	47	52
4.50%, 12/15/2039	176	196		5.00%, 11/15/2039	101	114

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.00%, 12/15/2039	$216	$236		6.00%, 09/15/2039	$107	$120
5.00%, 02/15/2040	102	114		6.00%, 09/15/2039	195	218
5.00%, 02/15/2040	105	118		6.00%, 11/15/2039	358	400
5.00%, 02/15/2040	135	148		6.00%, 04/15/2040	17	19
5.00%, 04/15/2040	77	84		6.00%, 01/01/2042(e)	400	446
5.00%, 05/15/2040	97	107		6.00%, 01/20/2042	208	232
5.00%, 05/15/2040	72	79		6.50%, 10/20/2028	2	2
5.00%, 05/20/2040	35	38		6.50%, 05/20/2029	2	2
5.00%, 06/15/2040	164	180		6.50%, 02/20/2032	1	1
5.00%, 06/15/2040	40	44		6.50%, 05/20/2032	12	15
5.00%, 06/15/2040	236	259		6.50%, 05/15/2037	100	114
5.00%, 06/15/2040	92	101		6.50%, 08/20/2038	58	66
5.00%, 06/20/2040	162	179		6.50%, 09/15/2038	76	86
5.00%, 07/15/2040	77	84		7.00%, 01/15/2028	2	2
5.00%, 07/20/2040	165	183		7.00%, 03/15/2029	3	4
5.00%, 01/20/2041	84	93		7.00%, 07/15/2031	2	2
5.00%, 02/20/2041	204	226				$56,855
5.00%, 05/20/2041	194	215
5.00%, 06/20/2041	51	57		U.S. Treasury - 37.85%
5.00%, 07/20/2041	80	89		0.13%, 07/31/2014	1,500	1,497
5.00%, 08/20/2041	605	668		0.13%, 12/31/2014	2,000	1,995
5.00%, 10/20/2041	71	78		0.25%, 01/31/2014	1,772	1,773
5.00%, 11/20/2041	200	221		0.25%, 02/28/2014	1,029	1,029
5.00%, 12/20/2041	169	186		0.25%, 03/31/2014	1,029	1,029
5.00%, 02/20/2042	190	209		0.25%, 04/30/2014	2,686	2,688
5.00%, 04/20/2042	241	266		0.25%, 05/31/2014	1,100	1,101
5.00%, 01/01/2043	1,300	1,422		0.25%, 06/30/2014	870	870
5.50%, 01/15/2024	30	32		0.25%, 08/31/2014	1,830	1,831
5.50%, 11/15/2033	77	85		0.25%, 09/15/2014	1,489	1,489
5.50%, 03/15/2034	29	32		0.25%, 09/30/2014	1,400	1,400
5.50%, 04/15/2034	33	37		0.25%, 10/31/2014	1,500	1,500
5.50%, 07/15/2034	24	27		0.25%, 11/30/2014	2,000	2,000
5.50%, 11/15/2034	109	122		0.25%, 12/15/2014	933	933
5.50%, 02/15/2035	62	68		0.25%, 01/15/2015	1,441	1,440
5.50%, 03/15/2036	45	49		0.25%, 02/15/2015	1,155	1,154
5.50%, 04/15/2036	62	68		0.25%, 05/15/2015	5,326	5,319
5.50%, 12/15/2036	38	42		0.25%, 07/15/2015	4,490	4,483
5.50%, 04/15/2037	120	132		0.25%, 08/15/2015	1,000	998
5.50%, 05/15/2038	74	81		0.25%, 09/15/2015	3,350	3,343
5.50%, 06/15/2038	65	72		0.25%, 10/15/2015	620	619
5.50%, 10/20/2038	181	199		0.25%, 12/15/2015	2,000	1,994
5.50%, 11/15/2038	75	82		0.38%, 11/15/2014	1,029	1,031
5.50%, 12/20/2038	73	80		0.38%, 03/15/2015	1,029	1,031
5.50%, 01/15/2039	221	243		0.38%, 04/15/2015	2,328	2,332
5.50%, 01/15/2039	268	294		0.38%, 06/15/2015	1,500	1,502
5.50%, 01/15/2039	64	71		0.38%, 11/15/2015	2,000	2,002
5.50%, 01/15/2039	23	25		0.50%, 08/15/2014	1,114	1,119
5.50%, 02/15/2039	65	71		0.50%, 10/15/2014	1,348	1,354
5.50%, 05/15/2039	18	20		0.50%, 07/31/2017	900	895
5.50%, 12/15/2039	94	103		0.63%, 07/15/2014	1,514	1,524
5.50%, 03/15/2040	367	403		0.63%, 05/31/2017	1,010	1,012
5.50%, 07/20/2040	75	83		0.63%, 08/31/2017	1,200	1,199
5.50%, 11/15/2040	56	62		0.63%, 09/30/2017	1,000	998
5.50%, 04/20/2041	190	209		0.63%, 11/30/2017	2,831	2,821
5.50%, 10/20/2041	189	208		0.75%, 06/15/2014	900	907
5.50%, 11/20/2041	203	224		0.75%, 06/30/2017	1,640	1,650
5.50%, 02/01/2043	800	880		0.75%, 10/31/2017	1,602	1,607
6.00%, 07/15/2032	3	3		0.75%, 12/31/2017	2,000	2,003
6.00%, 12/15/2032	3	4		0.88%, 11/30/2016	1,157	1,174
6.00%, 10/15/2034	72	80		0.88%, 01/31/2017	2,000	2,027
6.00%, 04/15/2035	62	69		0.88%, 02/28/2017	1,029	1,042
6.00%, 04/15/2036	39	43		0.88%, 04/30/2017	2,364	2,393
6.00%, 06/15/2036	104	116		0.88%, 07/31/2019	1,000	988
6.00%, 04/15/2037	132	147		1.00%, 01/15/2014	4,647	4,686
6.00%, 05/15/2037	85	95		1.00%, 05/15/2014	886	895
6.00%, 10/20/2037	191	213		1.00%, 08/31/2016	1,679	1,711
6.00%, 11/20/2037	72	80		1.00%, 09/30/2016	1,029	1,048
6.00%, 01/15/2038	47	52		1.00%, 10/31/2016	1,286	1,311
6.00%, 08/15/2038	54	61		1.00%, 03/31/2017	1,635	1,665

See accompanying notes

Schedule of Investments
Bond Market Index Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)				U.S. Treasury (continued)
1.00%, 06/30/2019	$770	$768		2.75%, 05/31/2017	$638	$697
1.00%, 08/31/2019	1,200	1,193		2.75%, 12/31/2017	823	906
1.00%, 09/30/2019	1,400	1,390		2.75%, 02/28/2018	129	142
1.00%, 11/30/2019	1,500	1,485		2.75%, 02/15/2019	6,303	6,979
1.13%, 05/31/2019	900	906		2.75%, 08/15/2042	1,211	1,169
1.13%, 12/31/2019	2,000	1,993		2.75%, 11/15/2042	1,848	1,780
1.25%, 02/15/2014	1,003	1,015		2.88%, 03/31/2018	222	246
1.25%, 03/15/2014	1,086	1,099		3.00%, 08/31/2016	1,714	1,871
1.25%, 04/15/2014	891	902		3.00%, 09/30/2016	1,345	1,470
1.25%, 08/31/2015	1,141	1,168		3.00%, 02/28/2017	1,099	1,209
1.25%, 09/30/2015	2,066	2,117		3.00%, 05/15/2042	1,127	1,148
1.25%, 10/31/2015	1,628	1,669		3.13%, 10/31/2016	924	1,016
1.25%, 01/31/2019	300	305		3.13%, 01/31/2017	628	693
1.25%, 04/30/2019	1,186	1,204		3.13%, 04/30/2017	612	678
1.25%, 10/31/2019	1,000	1,008		3.13%, 05/15/2019	7,919	8,968
1.38%, 11/30/2015	2,600	2,677		3.13%, 05/15/2021	1,106	1,254
1.38%, 09/30/2018	3,000	3,084		3.13%, 11/15/2041	907	950
1.38%, 11/30/2018	306	314		3.13%, 02/15/2042	818	856
1.38%, 02/28/2019	772	791		3.25%, 05/31/2016	561	614
1.50%, 06/30/2016	1,016	1,054		3.25%, 06/30/2016	257	282
1.50%, 07/31/2016	1,003	1,040		3.25%, 07/31/2016	1,514	1,664
1.50%, 08/31/2018	1,076	1,114		3.25%, 12/31/2016	474	525
1.50%, 03/31/2019	1,029	1,061		3.38%, 11/15/2019	1,746	2,007
1.63%, 08/15/2022	1,837	1,825		3.50%, 02/15/2018	887	1,010
1.63%, 11/15/2022	3,618	3,578		3.50%, 05/15/2020	2,322	2,696
1.75%, 01/31/2014	977	994		3.50%, 02/15/2039	1,175	1,328
1.75%, 03/31/2014	2,309	2,353		3.63%, 08/15/2019	989	1,151
1.75%, 07/31/2015	1,671	1,732		3.63%, 02/15/2020	1,736	2,029
1.75%, 05/31/2016	1,435	1,499		3.63%, 02/15/2021	1,945	2,283
1.75%, 10/31/2018	514	539		3.75%, 11/15/2018	797	928
1.88%, 02/28/2014	672	685		3.75%, 08/15/2041	1,215	1,428
1.88%, 04/30/2014	963	984		3.88%, 05/15/2018	769	894
1.88%, 06/30/2015	1,809	1,879		3.88%, 08/15/2040	244	294
1.88%, 08/31/2017	1,141	1,205		4.00%, 02/15/2014	2,564	2,672
1.88%, 09/30/2017	984	1,039		4.00%, 02/15/2015	930	1,002
1.88%, 10/31/2017	484	511		4.00%, 08/15/2018	1,616	1,899
2.00%, 01/31/2016	1,104	1,159		4.13%, 05/15/2015	1,000	1,090
2.00%, 04/30/2016	1,301	1,369		4.25%, 08/15/2014	2,183	2,324
2.00%, 11/15/2021	1,789	1,857		4.25%, 11/15/2014	931	1,000
2.00%, 02/15/2022	729	754		4.25%, 08/15/2015	2,196	2,419
2.13%, 11/30/2014	2,073	2,146		4.25%, 11/15/2017	213	249
2.13%, 05/31/2015	927	968		4.25%, 05/15/2039	89	113
2.13%, 12/31/2015	363	382		4.25%, 11/15/2040	1,086	1,387
2.13%, 02/29/2016	772	814		4.38%, 02/15/2038	155	202
2.13%, 08/15/2021	1,066	1,121		4.38%, 11/15/2039	1,027	1,336
2.25%, 05/31/2014	953	980		4.38%, 05/15/2040	1,214	1,580
2.25%, 01/31/2015	1,046	1,088		4.38%, 05/15/2041	1,188	1,548
2.25%, 03/31/2016	514	545		4.50%, 11/15/2015	514	575
2.25%, 11/30/2017	1,514	1,628		4.50%, 02/15/2016	230	259
2.25%, 07/31/2018	2,217	2,388		4.50%, 05/15/2017	129	150
2.38%, 08/31/2014	1,330	1,377		4.50%, 02/15/2036	2,710	3,567
2.38%, 09/30/2014	2,521	2,614		4.50%, 05/15/2038	1,322	1,747
2.38%, 10/31/2014	1,247	1,295		4.50%, 08/15/2039	558	740
2.38%, 02/28/2015	1,718	1,795		4.63%, 11/15/2016	463	536
2.38%, 03/31/2016	1,005	1,068		4.63%, 02/15/2017	309	360
2.38%, 07/31/2017	1,720	1,854		4.63%, 02/15/2040	1,630	2,202
2.38%, 05/31/2018	1,895	2,053		4.75%, 05/15/2014	1,283	1,362
2.38%, 06/30/2018	386	418		4.75%, 08/15/2017	1,296	1,538
2.50%, 03/31/2015	1,007	1,057		4.75%, 02/15/2037	500	682
2.50%, 04/30/2015	1,022	1,074		4.75%, 02/15/2041	309	426
2.50%, 06/30/2017	1,189	1,288		4.88%, 08/15/2016	772	893
2.63%, 06/30/2014	2,549	2,640		5.00%, 05/15/2037	1,382	1,950
2.63%, 07/31/2014	1,312	1,361		5.13%, 05/15/2016	231	268
2.63%, 12/31/2014	1,891	1,981		5.25%, 02/15/2029	919	1,273
2.63%, 02/29/2016	167	179		5.38%, 02/15/2031	3	4
2.63%, 04/30/2016	186	200		5.50%, 08/15/2028	840	1,187
2.63%, 01/31/2018	1,286	1,407		6.00%, 02/15/2026	472	683
2.63%, 08/15/2020	2,740	3,009		6.13%, 11/15/2027	713	1,059
2.63%, 11/15/2020	2,427	2,664		6.25%, 08/15/2023	834	1,196
2.75%, 11/30/2016	576	625		6.25%, 05/15/2030	678	1,049

See accompanying notes

Schedule of Investments Bond Market Index Account December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)
6.38%, 08/15/2027	$570	$864
6.50%, 11/15/2026	448	681
6.63%, 02/15/2027	283	435
6.75%, 08/15/2026	206	318
6.88%, 08/15/2025	289	446
7.25%, 05/15/2016	748	918
7.25%, 08/15/2022	441	663
7.50%, 11/15/2016	1,185	1,502
7.63%, 11/15/2022	376	581
7.88%, 02/15/2021	129	194
8.00%, 11/15/2021	469	725
8.13%, 08/15/2019	40	58
8.13%, 05/15/2021	51	79
8.13%, 08/15/2021	77	119
8.50%, 02/15/2020	77	116
8.75%, 05/15/2017	1,168	1,579
8.75%, 05/15/2020	428	657
8.75%, 08/15/2020	77	119
8.88%, 02/15/2019	29	43
9.25%, 02/15/2016	825	1,052
9.88%, 11/15/2015	64	82
10.63%, 08/15/2015	333	422
		$285,095
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$508,809
Total Investments		$748,493
Other Assets in Excess of Liabilities, Net - 0.62%		$4,637
TOTAL NET ASSETS - 100.00%		$753,130

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,218 or 0.69% of net assets.
(b)	Variable Rate. Rate shown is in effect at December 31, 2012.
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $409 or 0.05% of net assets.
(d)	Non-Income Producing Security
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	45.13%
Mortgage Securities	31.31%
Financial	7.56%
Consumer, Non-cyclical	3.09%
Energy	2.54%
Communications	2.44%
Utilities	1.54%
Industrial	1.39%
Basic Materials	1.16%
Consumer, Cyclical	0.93%
Technology	0.89%
Revenue Bonds	0.71%
General Obligation Unltd	0.32%
Asset Backed Securities	0.31%
Insured	0.05%
General Obligation Ltd	0.01%
Other Assets in Excess of Liabilities, Net	0.62%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Diversified Balanced Account December 31, 2012

INVESTMENT COMPANIES - 100.13%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 15.13%
International Equity Index Fund (a)	4,005,675	$40,858
MidCap S&P 400 Index Fund (a)	1,601,267	23,539
SmallCap S&P 600 Index Fund (a)	1,309,478	23,662
		$88,059

Principal Variable Contracts Funds, Inc. Class 1 - 85.00%
Bond Market Index Account (a),(b)	28,541,455	291,408
LargeCap S&P 500 Index Account (a)	19,637,395	203,051
		$494,459
TOTAL INVESTMENT COMPANIES		$582,518
Total Investments		$582,518
Liabilities in Excess of Other Assets, Net - (0.13)%		$(784)
TOTAL NET ASSETS - 100.00%		$581,734

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.09%
Domestic Equity Funds		43.02%
International Equity Funds		7.02%
Liabilities in Excess of Other Assets, Net		(0.13)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Balanced Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond Market Index Account	—	$—	29,812,311	$299,428	1,270,856	$12,834	28,541,455	$286,588
Bond Market Index Fund	15,189,025	160,448	4,279,830	46,791	19,468,855	215,293	—	—
International Equity Index Fund	2,607,152	25,051	2,125,849	20,117	727,326	7,110	4,005,675	38,056
LargeCap S&P 500 Index Account	12,742,454	107,593	8,656,953	86,386	1,762,012	17,751	19,637,395	176,280
MidCap S&P 400 Index Fund	1,006,099	13,095	769,317	11,093	174,149	2,540	1,601,267	21,654
SmallCap S&P 600 Index Fund	827,078	11,898	620,682	10,709	138,282	2,446	1,309,478	20,167

		$318,085		$474,524		$257,974		$542,745

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$(6)			$—
Bond Market Index Fund		—			8,054			—
International Equity Index Fund		1,173			(2)			—
LargeCap S&P 500 Index Account		1,852			52			223
MidCap S&P 400 Index Fund		379			6			660
SmallCap S&P 600 Index Fund		339			6			—
		$3,743			$8,110			$883
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Diversified Growth Account December 31, 2012

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 20.15%
International Equity Index Fund (a)	11,967,595	$122,069
MidCap S&P 400 Index Fund (a)	4,186,128	61,536
SmallCap S&P 600 Index Fund (a)	3,423,356	61,860
		$245,465

Principal Variable Contracts Funds, Inc. Class 1 - 79.84%
Bond Market Index Account (a),(b)	41,783,901	426,614
LargeCap S&P 500 Index Account (a)	52,801,450	545,967
		$972,581
TOTAL INVESTMENT COMPANIES		$1,218,046
Total Investments		$1,218,046
Other Assets in Excess of Liabilities, Net - 0.01%		$125
TOTAL NET ASSETS - 100.00%		$1,218,171

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.95%
Fixed Income Funds		35.02%
International Equity Funds		10.02%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Growth Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond Market Index Account	—	$—	44,165,553	$443,448	2,381,652	$24,044	41,783,901	$419,397
Bond Market Index Fund	24,067,564	254,034	6,061,621	66,222	30,129,185	333,175	—	—
International Equity Index Fund	8,430,090	82,320	5,432,775	51,545	1,895,270	18,514	11,967,595	115,343
LargeCap S&P 500 Index Account	37,081,150	318,757	19,000,607	190,010	3,280,307	33,023	52,801,450	475,813
MidCap S&P 400 Index Fund	2,846,503	37,748	1,685,149	24,346	345,524	5,033	4,186,128	57,060
SmallCap S&P 600 Index Fund	2,340,053	34,442	1,353,408	23,408	270,105	4,778	3,423,356	53,082

		$727,301		$798,979		$418,567		$1,120,695

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$(7)			$—
Bond Market Index Fund		—			12,919			—
International Equity Index Fund		3,512			(8)			—
LargeCap S&P 500 Index Account		5,019			69			605
MidCap S&P 400 Index Fund		993			(1)			1,721
SmallCap S&P 600 Index Fund		888			10			—
		$10,412			$12,982			$2,326
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Diversified Income Account December 31, 2012

INVESTMENT COMPANIES - 99.79%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 10.06%
International Equity Index Fund (a)	214,830	$2,191
MidCap S&P 400 Index Fund (a)	112,686	1,657
SmallCap S&P 600 Index Fund (a)	92,137	1,665
		$5,513

Principal Variable Contracts Funds, Inc. Class 1 - 89.73%
Bond Market Index Account (a),(b)	3,480,569	35,536
LargeCap S&P 500 Index Account (a)	1,317,472	13,623
		$49,159
TOTAL INVESTMENT COMPANIES		$54,672
Total Investments		$54,672
Other Assets in Excess of Liabilities, Net - 0.21%		$115
TOTAL NET ASSETS - 100.00%		$54,787

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.86%
Domestic Equity Funds		30.93%
International Equity Funds		4.00%
Other Assets in Excess of Liabilities, Net		0.21%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Income Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost			Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond Market Index Account	—		$—		3,542,791	$36,091	62,222		$630	3,480,569	$35,461
International Equity Index Fund	—		—		230,390	2,257	15,560		155	214,830	2,102
LargeCap S&P 500 Index Account	—		—		1,361,437	13,838	43,965		449	1,317,472	13,390
MidCap S&P 400 Index Fund	—		—		117,350	1,720	4,664		67	112,686	1,653
SmallCap S&P 600 Index Fund	—		—		96,326	1,687	4,189		74	92,137	1,613

			$—			$55,593			$1,375		$54,219

						Realized Gain/Loss				Realized Gain from
		Income				on Investments			Capital Gain Distributions
Bond Market Index Account				$—			$—	$			—
International Equity Index Fund				59			—				—
LargeCap S&P 500 Index Account				20			1				2
MidCap S&P 400 Index Fund				24			—				42
SmallCap S&P 600 Index Fund				22			—				—
				$125			$1	$			44
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS - 97.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.03%				Banks (continued)
Teleperformance SA	4,092	$149		Sberbank of Russia	419,518		$1,308
				Shinsei Bank Ltd	418,000		837
				Skandinaviska Enskilda Banken AB	297,405		2,544
Aerospace & Defense - 0.63%				Standard Chartered PLC	163,093		4,221
BAE Systems PLC	246,447	1,370		Sumitomo Mitsui Financial Group Inc	122,700		4,459
MTU Aero Engines Holding AG	17,503	1,589		Svenska Handelsbanken AB	63,741		2,292
		$2,959		Swedbank AB	136,895		2,689
Agriculture - 2.09%				Turkiye Halk Bankasi AS	87,160		859
British American Tobacco PLC	79,709	4,052		Yes Bank Ltd	119,640		1,019
Bunge Ltd	7,133	519					$62,621
Genus PLC	4,716	107
Imperial Tobacco Group PLC	63,681	2,469		Beverages - 1.51%
				Anheuser-Busch InBev NV	43,517		3,790
ITC Ltd	90,841	478		Cia de Bebidas das Americas ADR	38,614		1,621
Japan Tobacco Inc	74,500	2,105		Fomento Economico Mexicano SAB de CV	12,893		1,298
		$9,730		ADR
Airlines - 0.69%				Tata Global Beverages Ltd	111,199		327
Air China Ltd	1,000,000	856					$7,036
easyJet PLC	120,064	1,510
Turk Hava Yollari Anonium Ortakligi (a)	246,348	869		Biotechnology - 0.42%
				CSL Ltd	32,777		1,850
		$3,235		Morphosys AG (a)	2,678		104
Automobile Manufacturers - 3.77%							$1,954
Daihatsu Motor Co Ltd	75,000	1,494
Geely Automobile Holdings Ltd	1,375,000	664		Building Materials - 0.77%
Great Wall Motor Co Ltd	462,000	1,486		Asahi Glass Co Ltd	103,000		752
Hyundai Motor Co (a)	5,455	1,125		China National Building Material Co Ltd	452,000		679
Kia Motors Corp (a)	16,986	903		Lafarge SA	27,479		1,775
Peugeot SA (a)	47,690	348		Sanwa Holdings Corp	44,000		194
Renault SA	35,584	1,932		Sumitomo Osaka Cement Co Ltd	58,000		211
Suzuki Motor Corp	85,200	2,230					$3,611
Tata Motors Ltd	209,608	1,205		Chemicals - 3.79%
Toyota Motor Corp	106,800	4,987		Agrium Inc	30,400		3,030
Volvo AB - B Shares	87,596	1,208		Aica Kogyo Co Ltd	11,200		181
		$17,582		BASF SE	51,422		4,829
				Brenntag AG	11,725		1,539
Automobile Parts & Equipment - 1.45%				Elementis PLC	29,958		114
Cie Generale des Etablissements Michelin	25,586	2,452		Filtrona PLC	11,047		99
Continental AG	24,047	2,780
Hyundai Mobis (a)	1,852	502		Koninklijke DSM NV	27,365		1,668
				Mexichem SAB de CV	118,788		660
JTEKT Corp	39,900	380		Nippon Soda Co Ltd	34,000		157
Minth Group Ltd	84,000	98
Plastic Omnium SA	4,209	128		Sasol Ltd	13,722		592
Showa Corp	17,198	171		Sociedad Quimica y Minera de Chile SA ADR	9,514		548
Sungwoo Hitech Co Ltd (a)	9,317	103		Solvay SA	9,147		1,331
Valeo SA	2,760	139		Tosoh Corp	143,000		344
				Yara International ASA	51,858		2,586
		$6,753					$17,678
Banks - 13.43%
Australia & New Zealand Banking Group Ltd	126,601	3,334		Coal - 0.15%
Banca Generali SpA	11,201	192		China Coal Energy Co Ltd	608,000		676
Banco Popular Espanol SA	457,737	358
Bank of China Ltd	3,933,200	1,781		Commercial Services - 0.23%
Bank of Yokohama Ltd/The	290,000	1,348		CCR SA	70,100		666
Barclays PLC	252,336	1,096		Sohgo Security Services Co Ltd	8,600		107
China Construction Bank Corp	1,443,535	1,180		Stantec Inc	2,500		100
Credicorp Ltd	4,087	599		Valid Solucoes e Servicos de Seguranca em	8,572		190
Credit Suisse Group AG (a)	20,432	499		Meios de Pagamento e Identificacao S.A
DBS Group Holdings Ltd	263,000	3,229					$1,063
Deutsche Bank AG	40,401	1,757
DNB ASA	111,915	1,430		Computers - 0.88%
FirstRand Ltd	290,010	1,067		Gemalto NV	24,807		2,239
Grupo Financiero Banorte SAB de CV	200,300	1,293		Ingenico	4,112		234
				Innolux Corp (a)	930,000		503
Home Capital Group Inc	1,888	112
HSBC Holdings PLC	754,274	7,993		Ju Teng International Holdings Ltd	134,000		65
ICICI Bank Ltd ADR	35,627	1,554		Lenovo Group Ltd	200,000		184
Industrial & Commercial Bank of China Ltd	2,929,555	2,114		NEC Networks & System Integration Corp	7,900		141
Krung Thai Bank PCL	1,638,500	1,080		Tata Consultancy Services Ltd	28,576		658
Mitsubishi UFJ Financial Group Inc	760,100	4,113		TPV Technology Ltd	300,000		82
National Australia Bank Ltd	89,639	2,358					$4,106
Nedbank Group Ltd	19,065	426		Distribution & Wholesale - 1.99%
Royal Bank of Canada	57,800	3,480		Inchcape PLC	29,931		213

See accompanying notes

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)				Food (continued)
Marubeni Corp	297,000	$2,131		Cia Brasileira de Distribuicao Grupo Pao de	15,136		$672
Mitsubishi Corp	35,500	683		Acucar ADR
Sojitz Corp	225,900	334		Cosan SA Industria e Comercio	26,600		542
Sumitomo Corp	182,569	2,342		Delhaize Group SA	8,801		355
Toyota Tsusho Corp	50,500	1,247		JBS SA (a)	84,004		246
Wolseley PLC	48,265	2,308		Nestle SA	89,315		5,827
		$9,258		Nutreco NV	23,154		1,968
				Sao Martinho SA	8,103		111
Diversified Financial Services - 2.90%				Suedzucker AG	54,030		2,210
Aberdeen Asset Management PLC	439,177	2,643		Tate & Lyle PLC	121,028		1,497
Aeon Credit Service Co Ltd	32,900	666		Uni-President Enterprises Corp	271,000		499
Azimut Holding SpA	11,683	168		Vigor Alimentos SA (a),(b)	4,384		13
BM&FBovespa SA	86,600	592		Viscofan SA	5,029		285
Daishin Securities Co Ltd	17,860	168					$15,461
Hana Financial Group Inc	22,330	730
IDFC Ltd	223,804	710		Forest Products & Paper - 0.77%
Intermediate Capital Group PLC	244,822	1,278		DS Smith PLC	62,091		209
International Personal Finance PLC	16,542	102		Metsa Board OYJ (a)	32,175		95
Jaccs Co Ltd	50,000	272		Mondi PLC	108,171		1,194
KB Financial Group Inc (a)	30,819	1,101		Oji Holdings Corp	100,000		345
Mega Financial Holding Co Ltd	1,824,910	1,429		Smurfit Kappa Group PLC	129,819		1,551
ORIX Corp	31,020	3,504		West Fraser Timber Co Ltd	2,900		204
Provident Financial PLC	7,372	164					$3,598
		$13,527		Gas - 1.30%
Electric - 0.35%				Korea Gas Corp (a)	9,100		640
Atco Ltd/Canada	1,700	138		National Grid PLC	277,694		3,185
China Power International Development Ltd	521,000	167		Perusahaan Gas Negara Persero Tbk PT	1,406,500		674
Huaneng Power International Inc	326,000	304		Tokyo Gas Co Ltd	347,000		1,585
Tenaga Nasional BHD	443,500	1,008					$6,084
		$1,617		Hand & Machine Tools - 0.10%
Electrical Components & Equipment - 0.76%				KUKA AG (a)	7,438		272
Harbin Electric Co Ltd	144,000	126		Techtronic Industries Co	107,500		203
Hitachi Ltd	580,261	3,415					$475
		$3,541		Healthcare - Products - 1.47%
Electronics - 1.13%				Coloplast A/S	66,025		3,238
AAC Technologies Holdings Inc	53,500	190		Elekta AB	118,388		1,852
Anritsu Corp	64,000	760		Fresenius SE & Co KGaA	14,103		1,621
Hon Hai Precision Industry Co Ltd	604,993	1,872		Hogy Medical Co Ltd	3,500		167
Interflex Co Ltd (a)	2,585	131					$6,878
LG Display Co Ltd (a)	25,350	748
NEC Corp	392,000	827		Holding Companies - Diversified - 0.55%
Phison Electronics Corp	37,000	246		Alfa SAB de CV	399,100		848
Radiant Opto-Electronics Corp	47,680	198		Emperor International Holdings	386,000		108
Spectris PLC	5,710	193		Imperial Holdings Ltd	30,845		727
Tokyo Seimitsu Co Ltd	6,400	105		KOC Holding AS	144,788		757
		$5,270		Mitie Group PLC	28,599		123
							$2,563
Engineering & Construction - 2.68%
Aecon Group Inc	7,400	79		Home Builders - 1.48%
				Barratt Developments PLC (a)	692,917		2,367
Aker Solutions ASA	95,735	1,983
Bilfinger SE	24,449	2,356		Persimmon PLC	130,058		1,707
Cheung Kong Infrastructure Holdings Ltd	197,000	1,217		Sekisui House Ltd	107,000		1,172
China Communications Construction Co Ltd	1,040,000	1,024		Taylor Wimpey PLC	1,542,878		1,673
China Railway Construction Corp Ltd	937,648	1,085					$6,919
CTCI Corp	119,000	236		Home Furnishings - 0.07%
Daelim Industrial Co Ltd (a)	12,091	990		De'Longhi SpA	14,298		205
Obrascon Huarte Lain SA	7,199	210		Foster Electric Co Ltd	7,800		127
Royal Imtech NV	15,160	352					$332
SembCorp Industries Ltd	380,000	1,657
Vinci SA	27,284	1,314		Insurance - 3.31%
		$12,503		Catlin Group Ltd	17,065		140
				Hannover Rueckversicherung AG	38,216		2,974
Entertainment - 0.07%				Helvetia Holding AG	496		189
Avex Group Holdings Inc	5,000	101		Lancashire Holdings Ltd	11,522		147
William Hill PLC	40,163	229		Legal & General Group PLC	1,267,628		3,040
		$330		MS&AD Insurance Group Holdings	48,900		976
Food - 3.32%				PICC Property & Casualty Co Ltd	552,400		789
Casino Guichard Perrachon SA	12,898	1,236		Prudential PLC	241,732		3,449
				Sampo	82,028		2,657

See accompanying notes

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)				Mining (continued)
Sanlam Ltd	199,883	$1,064		Yamana Gold Inc	124,000		$2,133
		$15,425					$24,698
Internet - 0.20%				Miscellaneous Manufacturing - 0.29%
Com2uSCorp (a)	6,662	303		IMI PLC	59,198		1,071
Rightmove PLC	5,521	129		Singamas Container Holdings Ltd	588,000		144
Tencent Holdings Ltd	14,600	479		Trelleborg AB	11,322		142
		$911					$1,357
Iron & Steel - 0.58%				Office & Business Equipment - 0.16%
APERAM	4,608	70		Ricoh Co Ltd	72,000		764
BlueScope Steel Ltd (a)	59,810	219
Evraz PLC	79,411	341		Oil & Gas - 8.20%
Hitachi Metals Ltd	39,000	333		Afren PLC (a)	99,281		216
JFE Holdings Inc	23,400	441		Bangchak Petroleum PCL (c)	275,100		287
POSCO ADR	11,229	922
Severstal OAO	30,442	378		BG Group PLC	161,463		2,693
				BP PLC	143,491		998
		$2,704		Cenovus Energy Inc	61,200		2,048
Lodging - 0.37%				China Petroleum & Chemical Corp	1,052,000		1,211
Whitbread PLC	42,660	1,714		CNOOC Ltd	389,000		857
				Ecopetrol SA ADR	12,817		765
				Eni SpA	160,739		3,938
Machinery - Construction & Mining - 0.01%				EnQuest PLC (a)	1		—
China National Materials Co Ltd	217,000	68		Gazprom OAO ADR	77,878		737
				Lukoil OAO ADR	28,165		1,863
Machinery - Diversified - 0.92%				Lundin Petroleum AB (a)	65,437		1,514
Duerr AG	2,125	189		Petrobank Energy & Resources Ltd (a)	11,800		147
IHI Corp	620,000	1,608		PetroChina Co Ltd	897,199		1,294
Kawasaki Heavy Industries Ltd	211,000	574		Petroleo Brasileiro SA ADR	73,508		1,431
Mitsubishi Heavy Industries Ltd	261,000	1,262		Polski Koncern Naftowy Orlen S.A. (a)	48,104		771
OC Oerlikon Corp AG (a)	17,527	200		Rosneft OAO	149,124		1,351
Sumitomo Heavy Industries Ltd	96,000	460		Royal Dutch Shell PLC - A Shares	29,501		1,024
		$4,293		Royal Dutch Shell PLC - B Shares	98,892		3,528
				Seadrill Ltd	73,996		2,726
Media - 0.69%				SK Holdings Co Ltd (a)	7,156		1,210
Grupo Televisa SAB ADR	44,740	1,189		Statoil ASA	73,010		1,840
Kabel Deutschland Holding AG	13,331	995		Suncor Energy Inc	109,500		3,601
UBM PLC	88,161	1,043		Tatneft OAO ADR	22,483		980
		$3,227		Thai Oil PCL (c)	369,800		826
				TransGlobe Energy Corp (a)	12,800		120
Metal Fabrication & Hardware - 0.21%
Bodycote PLC	19,420	145		Twin Butte Energy Ltd	43,000		112
				Whitecap Resources Inc (a)	20,396		177
NTN Corp	308,000	835
		$980					$38,265
Mining - 5.30%				Oil & Gas Services - 0.95%
Alacer Gold Corp (a)	14,300	75		John Wood Group PLC	95,302		1,139
Antofagasta PLC	16,354	358		Petrofac Ltd	1		—
Argonaut Gold Inc (a)	11,669	111		Petroleum Geo-Services ASA	14,567		254
B2Gold Corp (a)	31,300	112		Technip SA	9,016		1,043
BHP Billiton Ltd	157,140	6,135		TGS Nopec Geophysical Co ASA	59,980		1,981
BHP Billiton PLC	32,361	1,141					$4,417
Boliden AB	6,820	130		Packaging & Containers - 0.66%
Cia de Minas Buenaventura SA ADR	10,928	393		Gerresheimer AG (a)	3,109		165
Gold Fields Ltd	64,478	800		Rengo Co Ltd	78,000		394
Grupo Mexico SAB de CV	237,100	855		Rexam PLC	353,062		2,526
Gujarat Mineral Development Corp Ltd	16,709	67					$3,085
HudBay Minerals Inc	17,688	178
Inmet Mining Corp	31,000	2,307		Pharmaceuticals - 6.40%
Jiangxi Copper Co Ltd	315,000	849		Aurobindo Pharma Ltd	32,097		112
KGHM Polska Miedz SA	19,206	1,186		Bayer AG	35,413		3,360
Korea Zinc Co Ltd (a)	1,185	453		BTG PLC (a)	98,627		540
Lundin Mining Corp (a)	17,500	90		Chong Kun Dang Pharm Corp (a)	5,510		191
Medusa Mining Ltd	25,517	145		GlaxoSmithKline PLC	44,242		963
MMC Norilsk Nickel OJSC ADR	29,376	541		Kaken Pharmaceutical Co Ltd	11,000		162
New Gold Inc (a)	8,400	93		KYORIN Holdings Inc	6,200		120
PanAust Ltd	38,673	138		Novartis AG	76,947		4,861
Regis Resources Ltd (a)	11,798	63		Novo Nordisk A/S	26,637		4,338
Rio Tinto Ltd	61,425	4,319		Roche Holding AG	34,949		7,066
Southern Copper Corp	35,151	1,331		Sanofi	57,484		5,451
Sterlite Industries India Ltd ADR	80,691	695		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	151,438		177
				Ship Healthcare Holdings Inc	5,200		138

See accompanying notes

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				Semiconductors (continued)
Shire PLC	73,599	$2,264		Taiwan Semiconductor Manufacturing Co Ltd	954,140		$3,191
Virbac SA	562	111					$13,148
		$29,854		Shipbuilding - 0.18%
Pipelines - 0.54%				Samsung Heavy Industries Co Ltd (a)	22,840		835
TransCanada Corp	53,500	2,529
				Software - 1.25%
Real Estate - 3.45%				IT Holdings Corp	5,600		68
Brookfield Asset Management Inc	97,658	3,578		Nihon Unisys Ltd	16,900		113
Capital Property Fund	83,612	106		SAP AG	63,428		5,081
Cheung Kong Holdings Ltd	178,000	2,770		Tech Mahindra Ltd	32,677		556
Cyrela Brazil Realty SA Empreendimentos e	65,100	569					$5,818
Participacoes
Deutsche Wohnen AG	30,616	566		Telecommunications - 4.91%
Ez Tec Empreendimentos e Participacoes SA	17,573	220		America Movil SAB de CV ADR	40,972		948
Great Eagle Holdings Ltd	59,000	198		Belgacom SA	11,869		349
Greentown China Holdings Ltd	115,000	215		China Mobile Ltd	119,785		1,410
Guangzhou R&F Properties Co Ltd	272,400	462		China Telecom Corp Ltd	1,124,000		635
Helbor Empreendimentos SA	26,583	163		Chorus Ltd	87,458		214
Henderson Land Development Co Ltd	163,000	1,167		Elisa OYJ	53,665		1,190
IMMOFINANZ AG (a)	288,204	1,213		Freenet AG	13,482		249
K Wah International Holdings Ltd	441,000	216		GN Store Nord A/S	11,448		166
KWG Property Holding Ltd	250,500	192		Hellenic Telecommunications Organization SA (a)	57,091		390

Longfor Properties Co Ltd	208,500	414
Mah Sing Group Bhd	160,300	109		Hutchison Telecommunications Hong Kong	306,667		142
Mitsui Fudosan Co Ltd	113,000	2,764		Holdings Ltd
Shenzhen Investment Ltd	576,000	237		KDDI Corp	20,500		1,449
Shimao Property Holdings Ltd	274,500	530		Koninklijke KPN NV	55,846		276
				KT Corp (a)	9,760		325
Sunac China Holdings Ltd	267,000	209
Wihlborgs Fastigheter AB	11,139	174		Nippon Telegraph & Telephone Corp	39,800		1,676
		$16,072		Rogers Communications - Class B	33,200		1,507
				Samart Corp PCL (c)	412,900		174
REITS - 1.44%				Softbank Corp	55,000		2,015
Advance Residence Investment Corp	62	127		Taiwan Mobile Co Ltd	218,000		806
Artis Real Estate Investment Trust	6,400	101		Telecity Group PLC	7,890		102
Canadian Apartment Properties REIT	4,400	110		Telecom Corp of New Zealand Ltd	801,770		1,518
CapitaCommercial Trust	197,000	273		Telekomunikasi Indonesia Persero Tbk PT	1,108,000		1,044
Dexus Property Group	933,717	992		VimpelCom Ltd ADR	17,282		181
Mirvac Group	1,000,427	1,557		Vivendi SA	124,754		2,821
Suntec Real Estate Investment Trust	148,000	204		Vodacom Group Ltd	35,333		520
Vastned Retail NV	3,836	167		Vodafone Group PLC	742,704		1,870
Westfield Group	151,702	1,675		Ziggo NV	28,180		923
Westfield Retail Trust	475,620	1,501					$22,900
		$6,707		Textiles - 0.04%
Retail - 3.03%				Nisshinbo Holdings Inc	22,000		186
Alimentation Couche Tard Inc	52,700	2,592
AOKI Holdings Inc	6,299	144
Aoyama Trading Co Ltd	7,400	142		Transportation - 2.50%
Cie Financiere Richemont SA	44,744	3,512		Canadian National Railway Co	44,500		4,041
				Canadian Pacific Railway Ltd	22,000		2,232
Dollarama Inc	32,000	1,897		East Japan Railway Co	35,200		2,276
Inditex SA	18,887	2,654
Jean Coutu Group PJC Inc/The	5,919	86		Globaltrans Investment PLC	24,772		413
Lawson Inc	15,000	1,018		Nippon Yusen KK	394,000		927
Lotte Shopping Co Ltd (a)	1,448	511		Senko Co Ltd	33,000		145
Man Wah Holdings Ltd	106,000	90		West Japan Railway Co	41,800		1,647
Pandora A/S	7,594	168					$11,681
Sugi Holdings Co Ltd	4,600	162		Water - 0.46%
Tsuruha Holdings Inc	2,700	213		Cia de Saneamento Basico do Estado de Sao	9,200		391
Valor Co Ltd	10,100	159		Paulo
Woolworths Holdings Ltd/South Africa	94,894	799		United Utilities Group PLC	157,621		1,735
		$14,147					$2,126
Semiconductors - 2.82%				TOTAL COMMON STOCKS			$455,420
AMS AG	1,610	173		PREFERRED STOCKS - 1.90%	Shares Held	Value	(000	's)
ARM Holdings PLC	158,238	1,998		Automobile Manufacturers - 0.88%
Chipbond Technology Corp	114,000	225		Volkswagen AG	18,052		4,102
Elan Microelectronics Corp	422,000	687
King Yuan Electronics Co Ltd	303,000	194
Mellanox Technologies Ltd (a)	9,685	600		Banks - 0.48%
Novatek Microelectronics Corp	118,000	482		Banco Bradesco SA	57,000		979
Samsung Electronics Co Ltd	3,896	5,598

See accompanying notes

Schedule of Investments
Diversified International Account
December 31, 2012

				Portfolio Summary (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	Country	Percent
				Japan	14.40%
Banks (continued)				United Kingdom	14.18%
Itau Unibanco Holding SA	78,000	$1,272		Canada	7.91%
		$2,251		Germany	7.89%
				Switzerland	5.23%
Iron & Steel - 0.54%				Australia	5.22%
Gerdau SA	48,200	422		France	4.10%
Vale SA	105,148	2,099		China	4.09%
		$2,521		Korea, Republic Of	3.76%
TOTAL PREFERRED STOCKS		$8,874		Norway	2.74%
	Maturity			Sweden	2.70%
REPURCHASE AGREEMENTS - 0.23%	Amount (000's)	Value(000	's)	Netherlands	2.66%
Banks- 0.23%				Brazil	2.63%
Investment in Joint Trading Account; Credit	$194	$194		Taiwan, Province Of China	2.26%
Suisse Repurchase Agreement; 0.19%				Hong Kong	2.04%
dated 12/31/2012 maturing 01/02/2013				Denmark	1 .70%
(collateralized by US Government				India	1.57%
Securities; $197,776; 5.25% - 8.00%; dated				Russian Federation	1.54%
11/15/21 - 08/15/29)				Mexico	1.52%
Investment in Joint Trading Account; Deutsche	65	65		South Africa	1.31%
Bank Repurchase Agreement; 0.20% dated				Belgium	1.25%
12/31/2012 maturing 01/02/2013				Singapore	1.15%
(collateralized by US Government				Ireland	1.04%
Securities; $66,396; 1.25% - 4.63%; dated				Italy	0.96%
10/15/14 - 09/28/16)				Finland	0.85%
Investment in Joint Trading Account; JP	364	364		Spain	0.75%
Morgan Repurchasae Agreement; 0.18%				United States	0.71%
dated 12/31/2012 maturing 01/02/2013				Turkey	0.57%
(collateralized by US Government				Thailand	0.51%
Securities; $370,829; 0.00% - 6.25%; dated				Poland	0.42%
10/28/13 - 07/15/32)				New Zealand	0.38%
Investment in Joint Trading Account; Merrill	450	450		Indonesia	0.36%
Lynch Repurchase Agreement; 0.12%				Austria	0.30%
dated 12/31/2012 maturing 01/02/2013				Malaysia	0.24%
(collateralized by US Government				Peru	0.21%
Securities; $459,121; 0.00% - 9.38%; dated				Colombia	0.16%
01/02/13 - 01/22/37)				Israel	0.13%
		$1,073		Chile	0.12%
TOTAL REPURCHASE AGREEMENTS		$1,073		Cyprus	0.09%
				Greece	0.08%
Total Investments		$465,367		Bermuda	0.03%
Other Assets in Excess of Liabilities, Net - 0.22%		$1,027		Luxembourg	0 .02%
TOTAL NET ASSETS - 100.00%		$466,394		Other Assets in Excess of Liabilities, Net	0.22%
				TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,287 or 0.28% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Account
December 31, 2012

COMMON STOCKS - 97.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.53%				Healthcare - Products (continued)
Lockheed Martin Corp	85,138	$7,857		Medtronic Inc	135,322		$5,551
Raytheon Co	128,006	7,368					$9,566
		$15,225		Insurance - 7.36%
Apparel - 1.17%				ACE Ltd	160,269		12,789
VF Corp	46,529	7,024		Allianz SE ADR	211,125		2,918
				Allstate Corp/The	148,319		5,958
				Chubb Corp/The	62,996		4,745
Automobile Manufacturers - 0.87%				Fidelity National Financial Inc	313,997		7,394
PACCAR Inc	116,086	5,248		MetLife Inc	253,848		8,362
				Swiss Re AG ADR	28,973		2,095
Automobile Parts & Equipment - 1.54%							$44,261
Autoliv Inc	94,138	6,344
Johnson Controls Inc	94,023	2,886		Leisure Products & Services - 0.70%
		$9,230		Carnival Corp	113,976		4,191
Banks - 8.55%
Australia & New Zealand Banking Group Ltd	62,403	1,645		Machinery - Diversified - 1.42%
ADR				Deere & Co	98,561		8,518
Banco Santander SA ADR	511,239	4,177
Bank of Nova Scotia	114,615	6,634		Media - 0.46%
Grupo Financiero Santander Mexico SAB de	927	15		Walt Disney Co/The	55,186		2,748
CV ADR(a)
JP Morgan Chase & Co	274,952	12,090
M&T Bank Corp	57,887	5,700		Mining - 1.90%
				Barrick Gold Corp	186,038		6,513
PNC Financial Services Group Inc	150,202	8,758		BHP Billiton Ltd ADR	62,344		4,890
US Bancorp	250,897	8,014
Wells Fargo & Co	126,781	4,333					$11,403
		$51,366		Miscellaneous Manufacturing - 2.00%
				3M Co	42,295		3,927
Beverages - 1.23%				Parker Hannifin Corp	95,025		8,083
Coca-Cola Co/The	69,209	2,509
Dr Pepper Snapple Group Inc	110,331	4,874					$12,010
		$7,383		Oil & Gas - 12.36%
				Chevron Corp	88,392		9,559
Chemicals - 0.94%				Encana Corp	275,494		5,444
Air Products & Chemicals Inc	28,707	2,412		Exxon Mobil Corp	114,269		9,890
EI du Pont de Nemours & Co	71,695	3,224		Marathon Oil Corp	200,591		6,150
		$5,636		Marathon Petroleum Corp	184,634		11,632
Distribution & Wholesale - 1.80%				Occidental Petroleum Corp	106,092		8,127
Genuine Parts Co	170,122	10,816		Penn West Petroleum Ltd	562,420		6,108
				Royal Dutch Shell PLC - B shares ADR	124,373		8,817
				Total SA ADR	164,023		8,531
Diversified Financial Services - 2.54%							$74,258
BlackRock Inc	54,637	11,294
NYSE Euronext	126,016	3,975		Pharmaceuticals - 10.94%
		$15,269		Abbott Laboratories	176,362		11,552
				GlaxoSmithKline PLC ADR	175,394		7,624
Electric - 3.98%				Johnson & Johnson	79,321		5,561
NextEra Energy Inc	106,185	7,347		Merck & Co Inc	280,687		11,491
Northeast Utilities	138,485	5,412		Novartis AG ADR	112,465		7,119
Wisconsin Energy Corp	127,173	4,686		Pfizer Inc	467,252		11,719
Xcel Energy Inc	243,075	6,493		Roche Holding AG ADR	155,068		7,831
		$23,938		Teva Pharmaceutical Industries Ltd ADR	76,141		2,843
Electrical Components & Equipment - 0.98%							$65,740
Emerson Electric Co	111,689	5,915		Pipelines - 3.84%
				Enterprise Products Partners LP	160,113		8,019
Electronics - 0.63%				Kinder Morgan Energy Partners LP	82,681		6,597
Honeywell International Inc	59,596	3,782		Kinder Morgan Inc/Delaware	239,235		8,452
							$23,068
Food - 3.07%				REITS - 4.97%
Kraft Foods Group Inc	130,748	5,945		American Capital Agency Corp	326,063		9,436
Kroger Co/The	301,340	7,841		Annaly Capital Management Inc	527,034		7,399
Mondelez International Inc	184,266	4,693		Digital Realty Trust Inc	192,159		13,046
		$18,479					$29,881
Gas - 1.23%				Retail - 2.32%
Sempra Energy	104,210	7,393		Costco Wholesale Corp	28,685		2,833
				McDonald's Corp	69,454		6,127
Healthcare - Products - 1.59%				Tiffany & Co	87,286		5,005
Becton Dickinson and Co	51,347	4,015					$13,965

See accompanying notes

Schedule of Investments
Equity Income Account
December 31, 2012

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	24.91%
Semiconductors - 5.32%				Consumer, Non-cyclical	16.83%
Applied Materials Inc	537,520	$6,149		Energy	16.20%
Intel Corp	492,638	10,163		Consumer, Cyclical	11.95%
Maxim Integrated Products Inc	215,729	6,343		Industrial	10.22%
Microchip Technology Inc	202,134	6,588		Technology	6.83%
Taiwan Semiconductor Manufacturing Co Ltd	158,121	2,713		Utilities	5.21%
ADR				Communications	3.86%
		$31,956		Basic Materials	2.84%
				Other Assets in Excess of Liabilities, Net	1.15%
Software - 1.51%				TOTAL NET ASSETS	100.00%
Microsoft Corp	338,786	9,056
Telecommunications - 3.40%
BCE Inc	159,184	6,835
CenturyLink Inc	112,299	4,393
Verizon Communications Inc	62,734	2,715
Vodafone Group PLC ADR	256,835	6,470
		$20,413
Toys, Games & Hobbies - 3.55%
Hasbro Inc	237,085	8,511
Mattel Inc	349,780	12,809
		$21,320
Transportation - 2.66%
Norfolk Southern Corp	71,894	4,446
Union Pacific Corp	37,265	4,685
United Parcel Service Inc	93,160	6,869
		$16,000
TOTAL COMMON STOCKS		$585,058
	Maturity
REPURCHASE AGREEMENTS - 1.49%	Amount (000's)	Value(000	's)

Banks- 1.49%
Investment in Joint Trading Account; Credit	$1,624	$1,624
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,656,277; 5.25% - 8.00%;
dated 11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	545	545
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $556,036; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	3,045	3,045
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,105,521; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,770	3,769
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,844,930; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$8,983
TOTAL REPURCHASE AGREEMENTS		$8,983
Total Investments		$594,041
Other Assets in Excess of Liabilities, Net - 1.15%		$6,902
TOTAL NET ASSETS - 100.00%		$600,943

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

	Principal				Principal
BONDS- 30.93%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Automobile Asset Backed Securities - 0.21%				Mortgage Backed Securities (continued)
CPS Auto Trust				Ginnie Mae (continued)
2.20%, 03/16/2020(a)	$900	$900		0.95%, 11/16/2052(b)	$20,000		$1,738
				0.97%, 04/16/2053(b)	17,675		979
				1.06%, 04/16/2049(b)	9,913		861
Mortgage Backed Securities - 29.49%				1.42%, 09/16/2053(b)	16,430		1,269
Banc of America Commercial Mortgage Trust				3.50%, 12/20/2034(b)	12,604		1,112
2007-4
5.80%, 02/10/2049(b)	1,000	1,125		3.50%, 03/20/2036	2,795		2,991
				3.50%, 01/20/2042(b)	1,777		1,804
BCAP LLC Trust
2.51%, 06/26/2045(a),(b),(c)	2,400	2,064		3.50%, 07/16/2045	1,000		1,100
				4.00%, 09/16/2026(b)	7,525		857
Bear Stearns Asset Backed Securities Trust				4.00%, 04/20/2038(b)	4,204		523
5.25%, 09/25/2020(b)	4,322	4,347
				4.00%, 03/20/2039(b)	5,960		683
BNPP Mortgage Securities LLC
6.00%, 08/27/2037(a),(c)	3,000	3,071		4.00%, 12/16/2039	2,538		2,726
				Jefferies & Co Inc
CD 2006-CD2 Mortgage Trust				2.93%, 12/26/2037(a),(b)	1,790		1,795
5.35%, 01/15/2046(b)	2,000	2,185
				4.75%, 04/26/2037(a)	1,574		1,616
Chase Mortgage Finance Corp				5.00%, 10/26/2036(a)	3,671		3,799
5.00%, 12/25/2018	366	373
Citigroup Mortgage Loan Trust 2009-11				JP Morgan Chase Commercial Mortgage
1.56%, 10/25/2035(a),(b)	630	612		Securities Corp
				4.17%, 08/15/2046	2,000		2,278
Citigroup Mortgage Loan Trust 2009-6				5.33%, 01/12/2043(b)	3,800		3,978
2.84%, 04/25/2037(a),(b)	548	559
6.00%, 03/25/2037(a),(b)	1,517	1,610		5.37%, 05/15/2047	2,200		2,343
Citigroup Mortgage Loan Trust 2010-10				JP Morgan Resecuritization Trust Series 2010-
2.82%, 02/25/2036(a),(b)	1,400	1,040		7
				4.50%, 06/26/2040(a)	2,947		3,012
Citigroup Mortgage Loan Trust 2010-8
4.50%, 12/25/2036(a)	1,863	1,948		LB-UBS Commercial Mortgage Trust
Citigroup Mortgage Loan Trust 2010-9				5.32%, 11/15/2040	1,800		1,935
4.00%, 03/25/2037(a)	1,966	1,944		5.45%, 09/15/2039	2,300		2,449
4.25%, 01/25/2036(a)	3,606	3,738		Morgan Stanley Capital I Trust 2005-HQ6
				5.07%, 08/13/2042(b)	3,000		3,141
Countrywide Home Loan Mortgage Pass				Morgan Stanley Capital I Trust 2005-TOP17
Through Trust				4.84%, 12/13/2041	800		837
5.25%, 06/25/2034	890	923		Morgan Stanley Re-REMIC Trust 2010-R1
Credit Suisse Mortgage Capital Certificates				3.03%, 07/26/2035(a),(b)	1,300		1,258
3.02%, 08/27/2037(a),(b)	1,192	1,188
5.41%, 05/27/2036(a),(b)	1,940	1,823		Morgan Stanley Re-REMIC Trust 2010-R4
				5.50%, 08/26/2047(a)	774		808
6.00%, 01/27/2047(a)	2,098	2,206
				Springleaf Mortgage Loan Trust
Fannie Mae Grantor Trust				2.67%, 09/25/2049(a)	800		809
0.56%, 05/25/2035(b)	567	561
Fannie Mae REMIC Trust 2005-W2				Wachovia Bank Commercial Mortgage Trust
0.36%, 05/25/2035(b)	9	9		4.81%, 04/15/2042	1,919		1,996
Fannie Mae REMICS				Wells Fargo Mortgage Backed Securities
0.51%, 10/25/2018 (b)	100	100		Trust
				6.00%, 12/28/2037(b)	1,299		1,351
6.50%, 02/25/2047	831	918
7.00%, 04/25/2032	453	530					$127,793
8.70%, 12/25/2019	7	8		Other Asset Backed Securities - 1.23%
First Horizon Alternative Mortgage Securities				Ameriquest Mortgage Securities Inc
2.56%, 09/25/2034(b)	2,000	1,898		0.64%, 07/25/2035(b)	3,000		2,539
Freddie Mac Reference REMIC				0.69%, 09/25/2035(b)	2,000		1,763
0.61%, 07/15/2023(b)	202	203		Chase Funding Mortgage Loan Asset-Backed
Freddie Mac REMICS				Certificates
0.51%, 06/15/2018(b)	307	307		0.67%, 12/25/2033(b)	100		96
2.50%, 11/15/2032	2,094	2,168		Fremont Home Loan Trust
2.50%, 10/15/2036(b)	968	993		0.96%, 02/25/2034(b)	994		928
3.50%, 06/15/2040	1,908	1,984					$5,326
4.00%, 09/15/2018	423	432		TOTAL BONDS			$134,019
4.00%, 02/15/2035(b)	6,943	541
				U.S. GOVERNMENT & GOVERNMENT	Principal
4.00%, 01/15/2039	400	427		AGENCY OBLIGATIONS - 67.68%	Amount (000's)	Value	(000	's)
4.00%, 05/15/2039	4,200	4,578		Federal Home Loan Mortgage Corporation (FHLMC) -
4.00%, 08/15/2039(b)	10,157	1,385
				22.08%
4.00%, 10/15/2040	3,000	3,309		2.40%, 09/01/2032(b)	$38		$38
4.00%, 04/15/2041	4,168	4,500		2.50%, 09/01/2027	969		1,013
4.50%, 05/15/2037(b)	1,873	2,080
				2.50%, 09/01/2027	3,930		4,115
4.50%, 03/15/2040	3,000	3,256		3.00%, 01/01/2027	1,872		1,997
4.50%, 05/15/2040	3,500	3,992		3.00%, 02/01/2027	2,662		2,819
4.50%, 05/15/2040	2,000	2,259		3.00%, 02/01/2027	905		958
5.00%, 03/15/2040	5,000	5,524		3.00%, 04/01/2042	1,835		1,920
Ginnie Mae				3.00%, 08/01/2042	1,480		1,548
0.85%, 02/16/2053(b)	39,900	2,972
0.92%, 02/16/2053(b)	23,964	2,055		3.00%, 10/01/2042	989		1,038
				3.00%, 10/01/2042	1,992		2,100

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.00%, 10/01/2042	$1,792	$1,875		6.50%, 06/01/2018	$12	$14
3.50%, 02/01/2032	3,528	3,771		6.50%, 08/01/2021	11	12
3.50%, 10/01/2041	1,557	1,657		6.50%, 12/01/2021	79	88
3.50%, 04/01/2042	3,576	3,813		6.50%, 04/01/2022	94	105
3.50%, 04/01/2042	942	1,003		6.50%, 05/01/2022	61	69
3.50%, 07/01/2042	4,357	4,675		6.50%, 05/01/2023	24	27
3.50%, 09/01/2042	1,972	2,103		6.50%, 04/01/2024	15	17
3.50%, 10/01/2042	1,132	1,219		6.50%, 04/01/2026	12	13
4.00%, 08/01/2026	1,667	1,762		6.50%, 05/01/2026	11	12
4.00%, 08/01/2039	1,933	2,064		6.50%, 05/01/2026	11	12
4.00%, 10/01/2039	1,080	1,154		6.50%, 12/01/2027	15	18
4.00%, 12/01/2040	3,306	3,621		6.50%, 01/01/2028	16	19
4.50%, 08/01/2033	197	212		6.50%, 03/01/2028	11	13
4.50%, 11/01/2039	1,351	1,450		6.50%, 09/01/2028	21	25
4.50%, 05/01/2040	2,459	2,648		6.50%, 09/01/2028	5	6
4.50%, 02/01/2041	3,244	3,501		6.50%, 10/01/2028	66	78
4.50%, 03/01/2041	3,111	3,406		6.50%, 11/01/2028	14	16
4.50%, 05/01/2041	2,110	2,310		6.50%, 12/01/2028	34	40
4.50%, 08/01/2041	2,217	2,427		6.50%, 03/01/2029	13	16
5.00%, 10/01/2025	740	806		6.50%, 04/01/2029	176	201
5.00%, 02/01/2033	865	940		6.50%, 07/01/2031	76	88
5.00%, 06/01/2033	607	684		6.50%, 08/01/2031	7	8
5.00%, 08/01/2033	449	490		6.50%, 10/01/2031	22	26
5.00%, 08/01/2033	479	527		6.50%, 10/01/2031	32	37
5.00%, 05/01/2035	239	258		6.50%, 12/01/2031	64	74
5.00%, 05/01/2035	304	329		6.50%, 01/01/2032	169	192
5.00%, 07/01/2035	149	164		6.50%, 02/01/2032	62	72
5.00%, 07/01/2035	85	92		6.50%, 05/01/2032	141	162
5.00%, 10/01/2035	244	269		6.50%, 08/01/2032	143	162
5.00%, 10/01/2038	1,253	1,336		6.50%, 04/01/2035	36	41
5.00%, 06/01/2039	1,769	1,942		7.00%, 09/01/2023	17	20
5.00%, 06/01/2039	510	561		7.00%, 12/01/2023	10	12
5.00%, 09/01/2039	1,954	2,157		7.00%, 01/01/2024	12	14
5.00%, 01/01/2040	1,957	2,175		7.00%, 09/01/2027	14	16
5.00%, 06/01/2041	2,364	2,585		7.00%, 01/01/2028	124	143
5.50%, 04/01/2018	146	157		7.00%, 04/01/2028	66	78
5.50%, 11/01/2018	323	351		7.00%, 05/01/2028	9	11
5.50%, 03/01/2024	39	42		7.00%, 08/01/2028	29	35
5.50%, 03/01/2033	628	683		7.00%, 06/01/2031	5	6
5.50%, 12/01/2033	582	634		7.00%, 10/01/2031	27	32
5.50%, 09/01/2035	652	707		7.00%, 10/01/2031	28	33
5.50%, 01/01/2038	769	831		7.00%, 04/01/2032	193	226
5.50%, 02/01/2038	912	979		7.50%, 10/01/2030	32	39
5.50%, 04/01/2038	115	126		7.50%, 02/01/2031	16	20
5.50%, 05/01/2038	333	361		7.50%, 02/01/2031	13	16
5.50%, 08/01/2038	2,170	2,355		7.50%, 02/01/2031	28	34
6.00%, 04/01/2017	66	72		8.00%, 10/01/2030	46	57
6.00%, 04/01/2017	79	85		8.00%, 12/01/2030	8	9
6.00%, 05/01/2017	76	82		8.50%, 07/01/2029	46	57
6.00%, 07/01/2017	52	56				$95,661
6.00%, 12/01/2023	19	20
6.00%, 05/01/2031	40	44		Federal National Mortgage Association (FNMA) - 27.16%
6.00%, 12/01/2031	66	73		2.00%, 10/01/2027	986	1,013
6.00%, 09/01/2032	70	78		2.00%, 10/01/2027	2,572	2,641
6.00%, 11/01/2033	259	288		2.00%, 10/01/2027	981	1,008
				2.30%, 07/01/2034(b)	141	151
6.00%, 11/01/2033	301	335
6.00%, 05/01/2034	543	597		2.50%, 05/01/2027	2,760	2,888
6.00%, 05/01/2034	883	954		2.50%, 06/01/2027	3,159	3,315
6.00%, 09/01/2034	241	265		2.50%, 06/01/2027	2,558	2,682
				2.53%, 12/01/2032(b)	101	107
6.00%, 02/01/2035	193	213
6.00%, 10/01/2036(b)	332	366		3.00%, 02/01/2027	1,724	1,823
6.00%, 03/01/2037	311	342		3.00%, 08/01/2042	3,824	4,011
6.00%, 12/01/2037	2,096	2,291		3.00%, 10/01/2042	4,136	4,367
6.00%, 01/01/2038(b)	135	149		3.00%, 11/01/2042	996	1,049
6.00%, 01/01/2038	1,029	1,134		3.50%, 01/01/2041	1,474	1,572
6.00%, 01/01/2038	439	485		3.50%, 09/01/2042	3,933	4,258
6.00%, 04/01/2038	286	314		3.50%, 09/01/2042	2,426	2,594
6.50%, 11/01/2016	33	36		4.00%, 12/01/2024	2,434	2,680
6.50%, 06/01/2017	96	103		4.00%, 05/01/2025	1,480	1,585

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2040	$2,021	$2,168		6.00%, 12/01/2037	$52	$56
4.00%, 12/01/2040	1,320	1,471		6.00%, 03/01/2038	261	291
4.00%, 01/01/2041	3,170	3,402		6.00%, 05/01/2038	835	930
4.00%, 02/01/2041	3,412	3,801		6.00%, 08/01/2038	2,253	2,516
4.00%, 02/01/2041	3,011	3,231		6.00%, 10/01/2038	839	927
4.00%, 03/01/2041	4,047	4,343		6.50%, 06/01/2016	51	54
4.00%, 04/01/2041	3,255	3,533		6.50%, 08/01/2017	77	83
4.00%, 11/01/2041	1,665	1,787		6.50%, 11/01/2023	84	97
4.00%, 04/01/2042	1,818	1,972		6.50%, 05/01/2024	35	39
4.50%, 12/01/2019	137	147		6.50%, 09/01/2024	45	51
4.50%, 01/01/2020	505	545		6.50%, 07/01/2025	16	19
4.50%, 09/01/2025	2,770	3,025		6.50%, 08/01/2025	51	58
4.50%, 12/01/2040	1,382	1,518		6.50%, 02/01/2026	14	17
5.00%, 01/01/2018	349	379		6.50%, 03/01/2026	6	6
5.00%, 11/01/2018	278	303		6.50%, 05/01/2026	12	15
5.00%, 05/01/2034	910	989		6.50%, 06/01/2026	6	7
5.00%, 06/01/2034	652	708		6.50%, 07/01/2028	13	16
5.00%, 04/01/2035	348	392		6.50%, 09/01/2028	22	26
5.00%, 04/01/2035	528	593		6.50%, 02/01/2029	9	10
5.00%, 07/01/2035	36	39		6.50%, 03/01/2029	21	23
5.00%, 07/01/2035	738	804		6.50%, 04/01/2029	18	21
5.00%, 08/01/2035	160	174		6.50%, 07/01/2029	309	354
5.00%, 12/01/2039	1,974	2,177		6.50%, 06/01/2031	20	24
5.00%, 04/01/2040	1,560	1,692		6.50%, 06/01/2031	13	15
5.00%, 05/01/2040	2,263	2,495		6.50%, 09/01/2031	20	23
5.00%, 06/01/2040	1,312	1,426		6.50%, 01/01/2032	16	18
5.04%, 12/01/2033(b)	423	451		6.50%, 03/01/2032	130	154
5.50%, 08/01/2017	149	160		6.50%, 04/01/2032	109	129
5.50%, 12/01/2017	102	110		6.50%, 08/01/2032	42	50
5.50%, 01/01/2018	216	233		6.50%, 11/01/2032	38	43
5.50%, 07/01/2019	91	99		6.50%, 11/01/2032	71	81
5.50%, 08/01/2019	23	25		6.50%, 12/01/2032	97	110
5.50%, 08/01/2019	59	63		6.50%, 02/01/2033	70	79
5.50%, 08/01/2019	141	153		6.50%, 07/01/2034	135	153
5.50%, 08/01/2019	28	30		6.50%, 07/01/2034	310	351
5.50%, 08/01/2019	45	48		6.50%, 02/01/2036	730	813
5.50%, 08/01/2019	22	24		6.50%, 09/01/2036	2,969	3,332
5.50%, 09/01/2019	121	131		6.50%, 12/01/2036	292	328
5.50%, 10/01/2019	45	49		6.50%, 07/01/2037	94	106
5.50%, 05/01/2024	97	105		6.50%, 07/01/2037	127	144
5.50%, 05/01/2033	45	50		6.50%, 10/01/2037	2,972	3,340
5.50%, 06/01/2033	226	248		6.50%, 02/01/2038	101	113
5.50%, 06/01/2033	328	361		6.50%, 02/01/2039	1,098	1,229
5.50%, 09/01/2033	3,855	4,382		7.00%, 01/01/2027	9	10
5.50%, 02/01/2034	988	1,067		7.00%, 11/01/2027	9	11
5.50%, 04/01/2034	152	166		7.00%, 08/01/2028	51	60
5.50%, 08/01/2034	157	170		7.00%, 12/01/2028	36	43
5.50%, 09/01/2034	1,103	1,207		7.00%, 04/01/2029	20	24
5.50%, 09/01/2035	1,575	1,773		7.00%, 10/01/2029	54	65
5.50%, 11/01/2035	712	781		7.00%, 05/01/2031	5	7
5.50%, 08/01/2036	454	496		7.00%, 11/01/2031	114	132
5.50%, 02/01/2037	35	39		7.50%, 04/01/2022	3	3
5.50%, 03/01/2038	533	606		7.50%, 07/01/2027	2	2
5.50%, 03/01/2038	875	950		7.50%, 11/01/2029	28	31
5.50%, 03/01/2038	844	933		7.50%, 05/01/2031	66	73
5.50%, 05/01/2038	819	922		8.00%, 05/01/2027	52	59
5.50%, 08/01/2038	465	528		8.00%, 09/01/2027	16	16
6.00%, 08/01/2016	54	57		8.00%, 06/01/2030	5	7
6.00%, 12/01/2016	71	75		8.50%, 02/01/2023	1	2
6.00%, 08/01/2017	141	151		8.50%, 10/01/2027	38	40
6.00%, 06/01/2022	84	92		9.00%, 09/01/2030	13	16
6.00%, 03/01/2026	9	10				$117,678
6.00%, 11/01/2028	28	31		Government National Mortgage Association (GNMA) -
6.00%, 08/01/2031	166	185		13.32%
6.00%, 12/01/2031	26	29		3.00%, 04/15/2027	1,877	2,006
6.00%, 01/01/2033	240	268		3.00%, 11/15/2042	1,997	2,125
6.00%, 02/01/2034	64	71		3.50%, 05/20/2027	1,869	2,001
6.00%, 05/01/2037	1,038	1,136		3.50%, 11/15/2041	3,626	3,944
6.00%, 07/01/2037	1,143	1,262		3.50%, 12/20/2041	2,745	2,986
6.00%, 11/01/2037	216	241

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.00%, 03/20/2040	$3,063	$3,349		7.50%, 06/15/2023	$7	$7
4.00%, 10/15/2041	3,917	4,300		7.50%, 07/15/2023	1	1
4.00%, 01/15/2042	4,400	4,832		7.50%, 09/15/2023	5	6
4.50%, 09/20/2039	2,120	2,321		7.50%, 09/15/2023	5	5
4.50%, 03/20/2040	2,698	2,984		7.50%, 10/15/2023	9	10
4.50%, 07/15/2040	9,948	10,937		7.50%, 11/15/2023	10	11
5.00%, 09/15/2033	21	23		8.00%, 07/15/2026	2	3
5.00%, 02/15/2034	1,190	1,310		8.00%, 08/15/2026	5	6
5.00%, 09/15/2039	5,000	5,473		8.00%, 01/15/2027	2	2
5.00%, 09/15/2039	190	211		8.00%, 02/15/2027	1	1
5.50%, 07/20/2033	540	596		8.00%, 06/15/2027	1	1
5.50%, 11/15/2033	144	159				$57,736
5.50%, 02/20/2034	458	510
5.50%, 03/20/2034	570	634		U.S. Treasury - 5.12%
5.50%, 05/20/2035	574	639		1.75%, 10/31/2018	5,600	5,873
5.50%, 11/15/2038	641	708		3.13%, 05/15/2019	3,500	3,964
5.50%, 01/15/2039	745	830		4.25%, 11/15/2040	2,900	3,703
5.50%, 01/15/2039	273	302		4.88%, 08/15/2016	3,000	3,472
5.50%, 03/15/2039	644	727		6.25%, 08/15/2023	3,600	5,162
6.00%, 06/20/2024	30	33				$22,174
6.00%, 06/20/2024	109	122		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/20/2026	7	8		OBLIGATIONS		$293,249
6.00%, 04/20/2026	21	23			Maturity
6.00%, 05/20/2026	11	12		REPURCHASE AGREEMENTS - 0.76%	Amount (000's)	Value (000's)
6.00%, 06/20/2026	13	15		Banks - 0.76%
6.00%, 06/20/2026	13	15		Investment in Joint Trading Account; Credit	$598	$598
6.00%, 07/20/2026	10	11		Suisse Repurchase Agreement; 0.19%
6.00%, 09/20/2026	17	19		dated 12/31/2012 maturing 01/02/2013
6.00%, 03/20/2027	59	66		(collateralized by US Government
6.00%, 01/20/2028	12	13		Securities; $610,331; 5.25% - 8.00%; dated
6.00%, 03/20/2028	8	9		11/15/21 - 08/15/29)
6.00%, 06/20/2028	45	51		Investment in Joint Trading Account; Deutsche	201	201
6.00%, 07/20/2028	29	32		Bank Repurchase Agreement; 0.20% dated
6.00%, 02/20/2029	29	33		12/31/2012 maturing 01/02/2013
6.00%, 03/20/2029	56	63		(collateralized by US Government
6.00%, 07/20/2029	58	65		Securities; $204,897; 1.25% - 4.63%; dated
6.00%, 05/20/2032(b)	111	125
				10/15/14 - 09/28/16)
6.00%, 07/20/2033	383	433		Investment in Joint Trading Account; JP	1,122	1,122
6.50%, 12/20/2025	21	24		Morgan Repurchasae Agreement; 0.18%
6.50%, 01/20/2026	43	49		dated 12/31/2012 maturing 01/02/2013
6.50%, 02/20/2026	28	31		(collateralized by US Government
6.50%, 03/20/2031	33	38		Securities; $1,144,372; 0.00% - 6.25%;
6.50%, 04/20/2031	36	41		dated 10/28/13 - 07/15/32)
6.50%, 04/20/2034	71	82		Investment in Joint Trading Account; Merrill	1,389	1,389
6.50%, 11/15/2038	1,295	1,474		Lynch Repurchase Agreement; 0.12%
7.00%, 12/15/2027	14	17		dated 12/31/2012 maturing 01/02/2013
7.00%, 01/15/2028	15	18		(collateralized by US Government
7.00%, 01/15/2028	3	4		Securities; $1,416,841; 0.00% - 9.38%;
7.00%, 01/15/2028	3	3		dated 01/02/13 - 01/22/37)
7.00%, 01/15/2028	3	4				$3,310
7.00%, 01/15/2028	7	9		TOTAL REPURCHASE AGREEMENTS		$3,310
7.00%, 03/15/2028	169	202
7.00%, 05/15/2028	63	75		Total Investments		$430,578
7.00%, 01/15/2029	21	25		Other Assets in Excess of Liabilities, Net - 0.63%		$2,737
7.00%, 03/15/2029	9	11		TOTAL NET ASSETS - 100.00%		$433,315
7.00%, 05/15/2031	24	29
7.00%, 06/20/2031	22	26		(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 09/15/2031	79	94		1933. These securities may be resold in transactions exempt from
7.00%, 06/15/2032	256	305		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 01/15/2023	2	2		indicated, these securities are not considered illiquid. At the end of the
7.50%, 01/15/2023	1	1		period, the value of these securities totaled $35,800 or 8.26% of net
7.50%, 01/15/2023	1	1		assets.
7.50%, 02/15/2023	3	3		(b)	Variable Rate. Rate shown is in effect at December 31, 2012.
7.50%, 02/15/2023	2	2		(c)	Fair value is determined in accordance with procedures established in
7.50%, 02/15/2023	8	9		good faith by the Board of Directors. At the end of the period, the fair
7.50%, 03/15/2023	9	10		value of these securities totaled $5,135 or 1.19% of net assets.
7.50%, 03/15/2023	4	4
7.50%, 04/15/2023	27	31
7.50%, 06/15/2023	4	4

See accompanying notes

Schedule of Investments Government & High Quality Bond Account December 31, 2012

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	92.05%
Government	5.12%
Asset Backed Securities	1.44%
Financial	0.76%
Other Assets in Excess of Liabilities, Net	0.63%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Account
December 31, 2012

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Transportation - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Trailer Bridge Inc (a),(b)	1,186	$—		Chemicals - 0.71%
				Airgas Inc
TOTAL COMMON STOCKS		$—		4.50%, 09/15/2014	$2,000		$2,111
	Principal
BONDS- 67.81%	Amount (000's)	Value(000	's)	Commercial Services - 1.85%
Aerospace & Defense - 1.14%				Ceridian Corp
Boeing Co/The				11.25%, 11/15/2015(d)	3,000		3,000
8.75%, 08/15/2021	$850	$1,261		ERAC USA Finance LLC
Lockheed Martin Corp				6.38%, 10/15/2017(c)	1,000		1,209
4.07%, 12/15/2042(c)	2,160	2,123		7.00%, 10/15/2037(c)	1,000		1,270
		$3,384					$5,479
Airlines - 0.55%				Diversified Financial Services - 3.34%
Southwest Airlines Co 1994-A Pass Through				DVI Inc
Trust				0.00%, 02/01/2004(a),(b),(e)	900		68
9.15%, 07/01/2016	1,521	1,621		0.00%, 02/01/2004(a),(b),(e)	400		30
				Ford Motor Credit Co LLC
				3.98%, 06/15/2016	3,000		3,185
Automobile Parts & Equipment - 0.65%				General Electric Capital Corp
Accuride Corp				4.65%, 10/17/2021	1,000		1,141
9.50%, 08/01/2018	2,000	1,930		5.30%, 02/11/2021	500		580
				International Lease Finance Corp
Banks- 9.57%				8.75%, 03/15/2017(d)	1,500		1,733
Bank of America Corp				Jefferies Group Inc
5.42%, 03/15/2017	800	876		5.13%, 04/13/2018	750		788
8.00%, 12/29/2049(d)	1,000	1,106		6.25%, 01/15/2036	1,425		1,475
8.13%, 12/29/2049(d)	1,000	1,107		8.50%, 07/15/2019	750		896
Citigroup Inc							$9,896
3.95%, 06/15/2016	2,000	2,153		Electric - 8.00%
4.50%, 01/14/2022	1,000	1,116		Exelon Generation Co LLC
Goldman Sachs Group Inc/The				6.20%, 10/01/2017	2,000		2,362
3.63%, 02/07/2016	500	529		GenOn Americas Generation LLC
5.38%, 03/15/2020	2,000	2,292		8.50%, 10/01/2021	1,250		1,425
ING Bank NV				GenOn Energy Inc
5.00%, 06/09/2021(c)	2,000	2,253
				9.88%, 10/15/2020	750		866
JP Morgan Chase & Co				LG&E and KU Energy LLC
5.13%, 09/15/2014	850	904		4.38%, 10/01/2021	1,000		1,097
7.90%, 04/29/2049(d)	2,000	2,266
				Metropolitan Edison Co
Morgan Stanley				4.95%, 03/15/2013	1,000		1,008
4.75%, 04/01/2014	850	880		Nisource Finance Corp
5.50%, 07/28/2021	1,000	1,135		5.25%, 09/15/2017	2,000		2,288
6.25%, 08/09/2026	850	998		Ohio Edison Co
PNC Financial Services Group Inc				5.45%, 05/01/2015	850		939
6.75%, 08/01/2049(d)	2,000	2,271
				6.88%, 07/15/2036	1,000		1,295
US Bancorp				Oncor Electric Delivery Co LLC
1.65%, 05/15/2017	3,000	3,057		7.00%, 09/01/2022	2,000		2,542
Wells Fargo & Co				PacifiCorp
4.63%, 04/15/2014	1,900	1,998		4.95%, 08/15/2014	775		825
7.98%, 03/29/2049(d)	3,000	3,443
				5.25%, 06/15/2035	850		1,003
		$28,384		6.25%, 10/15/2037	500		674
Beverages - 1.31%				PPL Energy Supply LLC
Anheuser-Busch InBev Worldwide Inc				5.70%, 10/15/2035	2,000		2,208
2.50%, 07/15/2022	750	755		Southwestern Electric Power Co
7.75%, 01/15/2019	2,000	2,671		3.55%, 02/15/2022	1,000		1,056
Innovation Ventures LLC / Innovation				5.38%, 04/15/2015	1,275		1,366
Ventures Finance Corp				TransAlta Corp
9.50%, 08/15/2019(c)	500	470		4.50%, 11/15/2022	1,750		1,774
		$3,896		Tucson Electric Power Co
				3.85%, 03/15/2023	1,000		1,013
Biotechnology - 1.31%							$23,741
Amgen Inc
3.63%, 05/15/2022	500	537		Environmental Control - 1.13%
3.88%, 11/15/2021	2,000	2,197		Republic Services Inc
Gilead Sciences Inc				3.55%, 06/01/2022	1,000		1,043
4.40%, 12/01/2021	1,000	1,140		5.00%, 03/01/2020	2,000		2,319
		$3,874					$3,362
				Food- 0.56%
				Ingredion Inc
				4.63%, 11/01/2020	1,500		1,675

See accompanying notes

Schedule of Investments
Income Account
December 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Forest Products & Paper - 0.75%					Mining - 0.63%
Plum Creek Timberlands LP					Xstrata Canada Corp
4.70%, 03/15/2021	$2,000		$2,223		6.00%, 10/15/2015	$1,675		$1,861
Gas- 0.62%					Oil & Gas - 5.27%
Sempra Energy					BG Energy Capital PLC
6.15%, 06/15/2018	1,500		1,840		4.00%, 10/15/2021(c)	2,000		2,204
					BP Capital Markets PLC
					3.25%, 05/06/2022	1,000		1,054
Healthcare - Services - 2.29%					4.75%, 03/10/2019	2,000		2,319
Alliance HealthCare Services Inc
8.00%, 12/01/2016	3,000		2,730		Nabors Industries Inc
HCA Inc					5.00%, 09/15/2020	1,000		1,087
7.50%, 11/06/2033	250		251		Petrobras International Finance Co - Pifco
					5.38%, 01/27/2021	750		844
HealthSouth Corp					Petro-Canada
7.25%, 10/01/2018	238		258		4.00%, 07/15/2013	850		864
7.75%, 09/15/2022	904		991
MultiPlan Inc					9.25%, 10/15/2021	1,075		1,549
9.88%, 09/01/2018(c)	1,000		1,115		Phillips 66
					4.30%, 04/01/2022(c)	1,000		1,117
Tenet Healthcare Corp
10.00%, 05/01/2018	1,262		1,436		Rowan Cos Inc
					4.88%, 06/01/2022	750		815
			$6,781		5.00%, 09/01/2017	2,000		2,222
Insurance - 2.60%					XTO Energy Inc
Aspen Insurance Holdings Ltd					6.75%, 08/01/2037	1,000		1,547
6.00%, 08/15/2014	1,425		1,518					$15,622
Farmers Insurance Exchange
6.00%, 08/01/2014(c)	850		901		Oil & Gas Services - 1.10%
					Schlumberger Investment SA
Fidelity National Financial Inc					3.30%, 09/14/2021(c)	1,000		1,065
6.60%, 05/15/2017	2,500		2,818		Weatherford International Ltd/Bermuda
Prudential Financial Inc					5.13%, 09/15/2020	2,000		2,204
7.38%, 06/15/2019	1,000		1,270
8.88%, 06/15/2049(d)	1,000		1,215					$3,269
			$7,722		Packaging & Containers - 1.04%
					Sealed Air Corp
Iron & Steel - 1.42%					6.88%, 07/15/2033(c)	1,000		960
Allegheny Technologies Inc					7.88%, 06/15/2017	2,000		2,132
5.95%, 01/15/2021	2,000		2,216
ArcelorMittal								$3,092
6.00%, 03/01/2021(d)	2,000		1,994		Pharmaceuticals - 0.34%
			$4,210		AbbVie Inc
					2.90%, 11/06/2022(c)	1,000		1,018
Leisure Products & Services - 1.64%
Carnival Corp
7.20%, 10/01/2023	1,475		1,784		Pipelines - 2.46%
Royal Caribbean Cruises Ltd					ANR Pipeline Co
6.88%, 12/01/2013	850		887		9.63%, 11/01/2021	1,000		1,513
7.25%, 03/15/2018	1,000		1,130		El Paso Natural Gas Co LLC
Seven Seas Cruises S de RL LLC					7.50%, 11/15/2026	2,100		2,784
9.13%, 05/15/2019	1,000		1,057		Enterprise Products Operating LLC
			$4,858		6.38%, 02/01/2013	350		351
					Express Pipeline LP
Lodging - 0.77%					7.39%, 12/31/2017(c)	1,328		1,437
Boyd Acquisition Sub LLC/Boyd Acquisition					Southern Natural Gas Co LLC
Finance Corp					8.00%, 03/01/2032	850		1,212
8.38%, 02/15/2018(c)	250		260
Boyd Gaming Corp								$7,297
9.13%, 12/01/2018	2,000		2,040		Real Estate - 0.84%
			$2,300		WEA Finance LLC / WT Finance Aust Pty
					Ltd
Media- 2.45%					6.75%, 09/02/2019(c)	2,000		2,478
Comcast Corp
6.45%, 03/15/2037	2,000		2,567
Historic TW Inc					REITS- 8.84%
9.15%, 02/01/2023	250		369		Alexandria Real Estate Equities Inc
News America Inc					4.60%, 04/01/2022	1,250		1,342
6.40%, 12/15/2035	1,000		1,241		Arden Realty LP
8.00%, 10/17/2016	1,000		1,232		5.25%, 03/01/2015	1,000		1,076
Time Warner Cable Inc					BioMed Realty LP
6.55%, 05/01/2037	1,500		1,856		3.85%, 04/15/2016	1,000		1,055
			$7,265		4.25%, 07/15/2022	1,000		1,043
					6.13%, 04/15/2020	1,000		1,164

See accompanying notes

Schedule of Investments
Income Account
December 31, 2012

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS - 26.05%	Amount (000's)	Value	(000	's)
			Federal Home Loan Mortgage Corporation (FHLMC) - 9.15%
REITS (continued)
CubeSmart LP			3.00%, 04/01/2042	$1,835		$1,920
4.80%, 07/15/2022	$1,750	$1,901	3.00%, 10/01/2042	1,991		2,083
Duke Realty LP
8.25%, 08/15/2019	2,000	2,557	3.00%, 10/01/2042	989		1,038
			3.00%, 11/01/2042	997		1,043
HCP Inc			3.00%, 12/01/2042	448		469
3.75%, 02/01/2019	1,000	1,055
6.00%, 03/01/2015	1,675	1,821	3.50%, 10/01/2041	1,557		1,657
			3.50%, 04/01/2042	2,823		3,011
Health Care REIT Inc			3.50%, 04/01/2042	1,885		2,006
6.13%, 04/15/2020	1,000	1,171
6.20%, 06/01/2016	1,675	1,911	4.50%, 08/01/2033	730		785
			4.50%, 05/01/2039	1,524		1,635
Healthcare Realty Trust Inc			4.50%, 06/01/2039	704		779
6.50%, 01/17/2017	2,000	2,287
Hospitality Properties Trust			4.50%, 07/01/2039	2,148		2,371
			5.00%, 08/01/2019	577		622
5.00%, 08/15/2022	750	794	5.00%, 08/01/2035	2,072		2,258
Kimco Realty Corp			5.00%, 11/01/2035	718		776
6.88%, 10/01/2019	2,000	2,470
Simon Property Group LP			5.00%, 10/01/2038	1,933		2,062
			5.50%, 11/01/2017	103		111
10.35%, 04/01/2019	2,000	2,860	5.50%, 01/01/2018	64		69
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022	1,750	1,716	5.50%, 05/01/2031	63		70
			5.50%, 06/01/2035	378		410
		$26,223	5.50%, 01/01/2036	625		693
Retail - 0.74%			5.50%, 04/01/2036	319		351
Sonic Automotive Inc			6.00%, 03/01/2031	43		47
9.00%, 03/15/2018	2,000	2,195	6.00%, 05/01/2032	104		115
			6.00%, 06/01/2038	583		640
			6.50%, 06/01/2029	34		40
Savings & Loans - 0.60%			6.50%, 08/01/2029	24		28
First Niagara Financial Group Inc			7.00%, 01/01/2032	37		43
6.75%, 03/19/2020	500	592	9.00%, 01/01/2025	6		7
7.25%, 12/15/2021	1,000	1,193				$27,139
		$1,785
			Federal National Mortgage Association (FNMA) - 13.76%
Telecommunications - 1.67%			2.50%, 11/01/2042	996		1,017
Corning Inc			3.00%, 03/01/2042	1,854		1,944
4.75%, 03/15/2042	750	790	3.00%, 03/01/2042	1,815		1,904
6.63%, 05/15/2019	500	637	3.00%, 05/01/2042	958		1,005
Qwest Corp			3.00%, 06/01/2042	954		1,001
6.75%, 12/01/2021	3,000	3,516	3.00%, 06/01/2042	1,872		1,963
		$4,943	3.00%, 08/01/2042	956		1,003
Transportation - 0.56%			3.00%, 09/01/2042	1,934		2,029
Trailer Bridge Inc			3.50%, 12/01/2040	1,712		1,826
12.86%, 03/31/2017(b),(d),(e)	1,676	1,676	3.50%, 12/01/2041	727		775
			3.50%, 03/01/2042	964		1,031
			3.50%, 04/01/2042	1,708		1,822
Trucking & Leasing - 1.06%			4.00%, 03/01/2039	1,711		1,836
Penske Truck Leasing Co Lp / PTL Finance			4.00%, 08/01/2040	1,504		1,614
Corp			4.00%, 09/01/2040	2,839		3,120
3.75%, 05/11/2017(c)	3,000	3,139
			4.00%, 11/01/2040	1,439		1,544
			4.00%, 10/01/2041	1,502		1,612
TOTAL BONDS		$201,150	4.00%, 10/01/2041	1,635		1,755
	Principal		4.50%, 06/01/2039	873		943
CONVERTIBLE BONDS - 0.30%	Amount (000's)	Value (000's)	4.50%, 08/01/2039	629		700
Pharmaceuticals - 0.30%			4.50%, 05/01/2040	2,270		2,496
Omnicare Inc			5.00%, 01/01/2018	179		194
3.25%, 12/15/2035	894	892	5.00%, 08/01/2035	1,264		1,373
			5.00%, 04/01/2039	648		710
TOTAL CONVERTIBLE BONDS		$892	5.00%, 12/01/2039	605		671
			5.00%, 04/01/2040	1,455		1,615
SENIOR FLOATING RATE INTERESTS -	Principal		5.00%, 06/01/2040	1,153		1,280
0.98%	Amount (000's) Value (000's)		5.50%, 03/01/2033	102		112
Entertainment - 0.38%			5.50%, 06/01/2033	482		531
CCM Merger Inc, Term Loan B			5.50%, 02/01/2035	956		1,058
6.00%, 02/01/2017(d)	$1,122	$1,124	6.00%, 04/01/2032	89		99
			6.50%, 05/01/2031	9		10
			6.50%, 04/01/2032	125		147
Transportation - 0.60%			6.50%, 05/01/2032	68		77
Trailer Bridge Inc, Term Loan
10.00%, 04/02/2016(b),(d),(e)	1,775	1,775	7.00%, 01/01/2030	2		2
						$40,819
TOTAL SENIOR FLOATING RATE INTERESTS		$2,899

See accompanying notes

Schedule of Investments
Income Account
December 31, 2012

				Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Financial	28.37%
				Mortgage Securities	22.98%
Government National Mortgage Association (GNMA) - 0.07%				Energy	8.83%

6.00%, 05/20/2032(d)	$95	$108		Utilities	8.62%
7.00%, 06/20/2031	79	95		Consumer, Non-cyclical	7.96%
				Industrial	5.53%
9.00%, 02/15/2025	11	11		Consumer, Cyclical	4.74%
		$214		Communications	4.12%
U.S. Treasury - 3.07%				Basic Materials	3.51%
2.63%, 11/15/2020	1,000	1,097		Government	3.07%
2.75%, 02/15/2019	2,000	2,215		Other Assets in Excess of Liabilities, Net	2.27%
3.13%, 05/15/2019	2,000	2,265		TOTAL NET ASSETS	100.00%
3.63%, 02/15/2020	2,000	2,337
3.75%, 08/15/2041	1,000	1,175
		$9,089
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$77,261
	Maturity
REPURCHASE AGREEMENTS - 2.59%	Amount (000's)	Value(000	's)

Banks- 2.59%
Investment in Joint Trading Account; Credit	$1,389	$1,388
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,416,435; 5.25% - 8.00%;
dated 11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	466	466
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $475,518; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	2,604	2,604
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $2,655,815; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,224	3,224
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,288,152; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$7,682
TOTAL REPURCHASE AGREEMENTS		$7,682
Total Investments		$289,884
Other Assets in Excess of Liabilities, Net - 2.27%		$6,747
TOTAL NET ASSETS - 100.00%		$296,631

(a)	Non-Income Producing Security
(b)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,549 or 1.20% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $23,019 or 7.76% of net assets.
(d)	Variable Rate. Rate shown is in effect at December 31, 2012.
(e)	Security is Illiquid

See accompanying notes

Schedule of Investments
International Emerging Markets Account
December 31, 2012

COMMON STOCKS - 95.98%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 1.10%			Commercial Services - 0.44%
Bunge Ltd	10,608	$771	Arteris SA	62,500		$578
ITC Ltd	135,830	715	Valid Solucoes e Servicos de Seguranca em	4,137		92
SLC Agricola SA	19,500	189	Meios de Pagamento e Identificacao S.A
		$1,675				$670
Airlines - 1.54%			Computers - 0.74%
Air China Ltd	1,502,000	1,286	Innolux Corp (a)	843,000		456
Turk Hava Yollari Anonium Ortakligi (a)	300,706	1,061	Lenovo Group Ltd	280,000		258
		$2,347	Tata Consultancy Services Ltd	18,145		418
Apparel - 0.20%						$1,132
Pou Chen Corp	289,000	304	Diversified Financial Services - 5.23%
			BM&FBovespa SA	71,800		491
			China Everbright Ltd	576,000		1,135
Automobile Manufacturers - 4.70%			Hana Financial Group Inc	19,190		627
Geely Automobile Holdings Ltd	1,580,000	764
Great Wall Motor Co Ltd	352,000	1,132	IDFC Ltd	412,699		1,309
Hyundai Motor Co (a)	8,135	1,677	Indiabulls Financial Services Ltd	142,396		724
			KB Financial Group Inc (a)	38,320		1,369
Kia Motors Corp (a)	25,695	1,366
Mahindra & Mahindra Ltd	32,577	559	Mega Financial Holding Co Ltd	1,227,000		961
Tata Motors Ltd	222,996	1,282	SinoPac Financial Holdings Co Ltd	3,170,282		1,368
Tofas Turk Otomobil Fabrikasi AS	65,415	385				$7,984
		$7,165	Electric - 0.97%
Automobile Parts & Equipment - 0.50%			Huaneng Power International Inc	492,000		460
Hyundai Mobis(a)	2,794	758	Tenaga Nasional BHD	445,300		1,012
						$1,472
Banks - 14.26%			Electrical Components & Equipment - 0.21%
Bangkok Bank PCL	134,700	924	Harbin Electric Co Ltd	369,000		323
Bank Negara Indonesia Persero Tbk PT	1,828,000	705
Bank of China Ltd	4,768,800	2,160	Electronics - 3.00%
China Construction Bank Corp	2,039,902	1,667	AAC Technologies Holdings Inc	241,500		857
Credicorp Ltd	4,649	681	Hon Hai Precision Industry Co Ltd	788,710		2,441
FirstRand Ltd	427,036	1,571	LG Display Co Ltd (a)	30,646		904
Grupo Financiero Banorte SAB de CV	276,800	1,787	Phison Electronics Corp	57,000		380
ICICI Bank Ltd ADR	57,829	2,522				$4,582
Industrial & Commercial Bank of China Ltd	4,109,210	2,966
Krung Thai Bank PCL	1,902,600	1,254	Engineering & Construction - 3.67%
Nedbank Group Ltd	50,031	1,118	China Communications Construction Co Ltd	1,300,000		1,280
Sberbank of Russia	811,101	2,529	China Railway Construction Corp Ltd	1,459,345		1,688
			Daelim Industrial Co Ltd (a)	22,131		1,813
Turkiye Halk Bankasi AS	100,102	987
Yes Bank Ltd	103,256	879	Grupo Aeroportuario del Sureste SAB de CV	7,216		823
		$21,750	ADR
						$5,604
Beverages - 3.76%
Arca Continental SAB de CV	97,900	729	Food - 2.55%
Cia de Bebidas das Americas ADR	49,567	2,081	Cia Brasileira de Distribuicao Grupo Pao de	23,404		1,039
Fomento Economico Mexicano SAB de CV	15,282	1,539	Acucar ADR
ADR			Cosan SA Industria e Comercio	30,300		618
Hite Jinro Co Ltd (a)	17,810	506	Gruma SAB de CV (a)	89,772		272
Tata Global Beverages Ltd	171,538	504	Indofood Sukses Makmur Tbk PT	823,000		501
			JBS SA (a)	211,863		621
Thai Beverage PCL	1,141,000	371	Thai Union Frozen Products PCL (b)	350,200		826
		$5,730	Vigor Alimentos SA (a),(c)	6,314		18
Building Materials - 1.26%						$3,895
Ambuja Cements Ltd	110,053	408
China National Building Material Co Ltd	548,000	823	Forest Products & Paper - 0.39%
Grasim Industries Ltd	4,992	291	Mondi PLC	53,628		592
Semen Gresik Persero Tbk PT	243,000	402
		$1,924	Gas - 0.79%
			Korea Gas Corp (a)	7,736		544
Chemicals - 2.43%
LG Chem Ltd (a)	1,118	349	Perusahaan Gas Negara Persero Tbk PT	1,378,500		660
Mexichem SAB de CV	177,237	985				$1,204
PTT Global Chemical PCL (b)	468,300	1,084	Holding Companies - Diversified - 2.31%
Sasol Ltd	13,738	592	Alfa SAB de CV	545,100		1,159
Sociedad Quimica y Minera de Chile SA ADR	12,060	695	Alliance Global Group Inc	1,917,000		786
		$3,705	Imperial Holdings Ltd	44,814		1,057
Coal - 0.73%			KOC Holding AS	98,826		516
China Coal Energy Co Ltd	1,005,000	1,117				$3,518

See accompanying notes

Schedule of Investments
International Emerging Markets Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Builders - 0.68%			Real Estate - 1.92%
Even Construtora e Incorporadora SA	224,400	$1,030	Ez Tec Empreendimentos e Participacoes SA	23,400		$294
			Guangzhou R&F Properties Co Ltd	413,200		700
Home Furnishings - 0.35%			Longfor Properties Co Ltd	198,000		394
Haier Electronics Group Co Ltd (a)	365,000	541	Shimao Property Holdings Ltd	414,000		799
			Supalai PCL (b)	1,270,600		738
						$2,925
Insurance - 1.75%
MMI Holdings Ltd/South Africa	119,740	315	REITS - 0.17%
PICC Property & Casualty Co Ltd	639,000	913	Sinpas Gayrimenkul Yatirim Ortakligi AS	334,096		266
Porto Seguro SA	28,000	321
Sanlam Ltd	210,896	1,123	Retail - 1.17%
		$2,672	Controladora Comercial Mexicana SAB de CV	169,600		594
			Lotte Shopping Co Ltd (a)	1,211		428
Internet - 0.62%
Com2uSCorp (a)	6,206	282	Woolworths Holdings Ltd/South Africa	90,789		764
Tencent Holdings Ltd	20,400	669				$1,786
		$951	Semiconductors - 10.13%
			Chipbond Technology Corp	729,000		1,439
Iron & Steel - 1.12%			Elan Microelectronics Corp	201,000		327
POSCO ADR	15,456	1,270
Severstal OAO	35,534	441	Novatek Microelectronics Corp	182,000		744
			Samsung Electronics Co Ltd	6,107		8,775
		$1,711	Taiwan Semiconductor Manufacturing Co Ltd	1,248,164		4,175
Leisure Products & Services - 0.31%						$15,460
Merida Industry Co Ltd	104,650	470	Shipbuilding - 0.78%
			Samsung Heavy Industries Co Ltd (a)	32,550		1,189
Lodging - 0.23%
Genting Malaysia BHD	304,100	355	Software - 0.33%
			Tech Mahindra Ltd	29,838		508
Machinery - Construction & Mining - 0.22%
Ferreycorp SAA	386,314	333	Telecommunications - 6.40%
			Advanced Info Service PCL (b)	110,200		758
Media - 1.07%			America Movil SAB de CV ADR	49,493		1,145
Grupo Televisa SAB ADR	61,540	1,636	China Mobile Ltd	135,959		1,600
			China Telecom Corp Ltd	2,382,000		1,347
			Far EasTone Telecommunications Co Ltd	461,000		1,177
Metal Fabrication & Hardware - 0.31%			KT Corp (a)	21,790		725
Hyundai Hysco Co Ltd (a)	10,950	468
			Orascom Telecom Holding SAE (a)	151,672		478
			Telekomunikasi Indonesia Persero Tbk PT	1,232,000		1,161
Mining - 4.88%			VimpelCom Ltd ADR	26,831		281
Antofagasta PLC	13,341	292	Vodacom Group Ltd	74,345		1,094
Cia de Minas Buenaventura SA ADR	11,845	426				$9,766
Gold Fields Ltd	51,795	643
Grupo Mexico SAB de CV	274,900	992	Transportation - 0.42%
Industrias Penoles SAB de CV	6,880	347	Globaltrans Investment PLC	38,262		638
Jiangxi Copper Co Ltd	288,000	776
KGHM Polska Miedz SA	17,656	1,091	Water - 0.30%
Korea Zinc Co Ltd (a)	2,115	808	Cia de Saneamento Basico do Estado de Sao	10,700		454
MMC Norilsk Nickel OJSC ADR	45,450	837	Paulo
Southern Copper Corp	25,776	976
Sterlite Industries India Ltd ADR	29,930	258	TOTAL COMMON STOCKS			$146,410
		$7,446	PREFERRED STOCKS - 3.39%	Shares Held	Value	(000	's)
Oil & Gas - 11.66%			Automobile Parts & Equipment - 0.24%
China Petroleum & Chemical Corp	1,712,000	1,971	Marcopolo SA	58,000		365
CNOOC Ltd	513,000	1,130
Ecopetrol SA ADR	15,196	907
Gazprom OAO ADR	144,056	1,363	Banks - 1.45%
Lukoil OAO ADR	43,344	2,867	Banco Bradesco SA	48,600		835
PetroChina Co Ltd	1,585,017	2,287	Itau Unibanco Holding SA	84,200		1,373
Petroleo Brasileiro SA ADR	110,990	2,161				$2,208
Polski Koncern Naftowy Orlen S.A. (a)	63,796	1,022
			Iron & Steel - 1.70%
Rosneft OAO	191,241	1,733	Gerdau SA	40,900		358
SK Holdings Co Ltd (a)	7,155	1,210
			Vale SA	111,967		2,235
Tatneft OAO ADR	10,330	450				$2,593
Thai Oil PCL (b)	304,700	680
			TOTAL PREFERRED STOCKS			$5,166
		$17,781
Oil & Gas Services - 0.38%
Eurasia Drilling Co Ltd	15,823	573

See accompanying notes

Schedule of Investments International Emerging Markets Account December 31, 2012

	Maturity
REPURCHASE AGREEMENTS - 0.12%	Amount (000's)	Value (000's)

Banks- 0.12%
Investment in Joint Trading Account; Credit	$34	$34
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $34,706; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	11	11
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $11,651; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	64	64
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $65,073; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	79	79
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $80,567; 0.00% - 9.38%; dated
01/02/13 - 01/22/37)
		$188
TOTAL REPURCHASE AGREEMENTS		$188
Total Investments		$151,764
Other Assets in Excess of Liabilities, Net - 0.51%		$781
TOTAL NET ASSETS - 100.00%		$152,545

(a)	Non-Income Producing Security
(b)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $4,086 or 2.68% of net assets.
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Country	Percent
China	16.99%
Korea, Republic Of	16.44%
Brazil	9.94%
Taiwan, Province Of China	9.34%
Mexico	7.87%
India	6.80%
Russian Federation	6.71%
South Africa	5.42%
Thailand	4.36%
Hong Kong	3.16%
Indonesia	2.24%
Turkey	2.11%
United States	1.44%
Poland	1.38%
Peru	0.95%
Malaysia	0.90%
Cyprus	0.80%
Colombia	0.59%
United Kingdom	0.58%
Philippines	0.52%
Chile	0.46%
Egypt	0.31%
Netherlands	0.18%
Other Assets in Excess of Liabilities, Net	0.51%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS - 97.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.07%				Beverages - 2.23%
Interpublic Group of Cos Inc/The	5,300	$58		Coca-Cola Co/The	38,301		$1,388
Omnicom Group Inc	1,081	54		Coca-Cola Enterprises Inc	5,027		160
		$112		Constellation Brands Inc (a)	597		21
				Dr Pepper Snapple Group Inc	2,000		88
Aerospace & Defense - 1.33%				Green Mountain Coffee Roasters Inc (a)	1,400		58
Boeing Co/The	6,067	457		Molson Coors Brewing Co	620		26
General Dynamics Corp	866	60		Monster Beverage Corp (a)	1,300		69
L-3 Communications Holdings Inc	392	30		PepsiCo Inc	24,020		1,644
Lockheed Martin Corp	703	65					$3,454
Northrop Grumman Corp	659	44
Orbital Sciences Corp (a)	59,130	814		Biotechnology - 0.95%
Raytheon Co	867	50		Alexion Pharmaceuticals Inc (a)	1,449		136
Rockwell Collins Inc	578	34		Amgen Inc	4,529		391
United Technologies Corp	6,180	507		Biogen Idec Inc (a)	1,726		253
		$2,061		Celgene Corp (a)	2,236		176
				Dendreon Corp (a)	3,700		20
Agriculture - 2.16%				Gilead Sciences Inc (a)	5,791		425
Altria Group Inc	9,321	293		Life Technologies Corp (a)	1,413		69
Archer-Daniels-Midland Co	4,800	132					$1,470
Lorillard Inc	531	62
Philip Morris International Inc	34,209	2,861		Building Materials - 0.32%
		$3,348		Eagle Materials Inc	7,180		420
				Martin Marietta Materials Inc	800		76
Airlines - 0.05%							$496
Southwest Airlines Co	3,027	31
United Continental Holdings Inc (a)	2,200	51		Chemicals - 2.42%
		$82		Air Products & Chemicals Inc	1,151		96
				Airgas Inc	272		25
Apparel - 0.26%				Celanese Corp	1,800		80
Coach Inc	762	43		CF Industries Holdings Inc	255		52
Michael Kors Holdings Ltd (a)	900	46
				Dow Chemical Co/The	4,747		153
Nike Inc	4,308	222		Eastman Chemical Co	622		42
Ralph Lauren Corp	248	37		Ecolab Inc	16,926		1,217
VF Corp	357	54		EI du Pont de Nemours & Co	2,427		109
		$402		FMC Corp	559		33
Automobile Manufacturers - 0.83%				International Flavors & Fragrances Inc	314		21
Ford Motor Co	52,576	681		LyondellBasell Industries NV	14,825		847
General Motors Co (a)	4,500	130		Monsanto Co	3,290		312
Honda Motor Co Ltd ADR	12,940	478		Mosaic Co/The	2,126		121
		$1,289		Potash Corp of Saskatchewan Inc	1,800		73
				PPG Industries Inc	1,088		148
Automobile Parts & Equipment - 0.19%				Praxair Inc	2,277		249
BorgWarner Inc (a)	458	33		Sherwin-Williams Co/The	947		145
Delphi Automotive PLC (a)	2,100	80		Sigma-Aldrich Corp	482		35
Johnson Controls Inc	4,039	124					$3,758
TRW Automotive Holdings Corp (a)	1,200	65
		$302		Coal - 0.03%
				Consol Energy Inc	1,500		48
Banks - 8.38%
Bank of America Corp	67,518	783
Bank of New York Mellon Corp/The	2,728	70		Commercial Services - 0.99%
BB&T Corp	1,775	52		ADT Corp/The	700		33
				Apollo Group Inc (a)	386		8
Capital One Financial Corp	19,007	1,101
Citigroup Inc	55,027	2,177		Automatic Data Processing Inc	13,829		788
Comerica Inc	770	23		Equifax Inc	479		26
Fifth Third Bancorp	3,745	57		H&R Block Inc	1,075		20
Goldman Sachs Group Inc/The	3,247	415		Iron Mountain Inc	2,463		77
Huntington Bancshares Inc/OH	3,459	22		Mastercard Inc	695		341
JP Morgan Chase & Co	57,558	2,531		Moody's Corp	2,387		120
KeyCorp	3,610	30		Robert Half International Inc	2,268		72
M&T Bank Corp	489	48		Total System Services Inc	642		14
Morgan Stanley	8,494	162		Western Union Co/The	2,456		33
Northern Trust Corp	3,791	190					$1,532
PNC Financial Services Group Inc	4,839	282		Computers - 7.05%
Regions Financial Corp	10,000	71		Accenture PLC - Class A	4,040		269
State Street Corp	3,450	162		Apple Inc	11,210		5,975
SunTrust Banks Inc	29,893	848		Cognizant Technology Solutions Corp (a)	685		51
US Bancorp	13,363	427		Dell Inc	32,736		331
Wells Fargo & Co	102,048	3,488		EMC Corp/MA (a)	27,204		689
Zions Bancorporation	2,500	54		Hewlett-Packard Co	5,129		73
		$12,993		International Business Machines Corp	12,644		2,422
				NetApp Inc (a)	4,081		137

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment (continued)
SanDisk Corp (a)	19,960	$869		Molex Inc	549		$15
Seagate Technology PLC	1,440	44					$280
Teradata Corp (a)	664	41
Western Digital Corp	905	38		Electronics - 2.37%
		$10,939		Agilent Technologies Inc	3,119		128
				Amphenol Corp	643		42
Consumer Products - 0.07%				FLIR Systems Inc	607		14
Avery Dennison Corp	425	15		Honeywell International Inc	25,449		1,614
Kimberly-Clark Corp	1,039	88		Jabil Circuit Inc	737		14
		$103		TE Connectivity Ltd	1,742		65
				Thermo Fisher Scientific Inc	17,314		1,104
Cosmetics & Personal Care - 1.57%				Tyco International Ltd	23,583		690
Avon Products Inc	5,500	79					$3,671
Colgate-Palmolive Co	2,499	261
Estee Lauder Cos Inc/The	959	57		Engineering & Construction - 0.05%
Procter & Gamble Co/The	30,050	2,041		Fluor Corp	679		40
		$2,438		Jacobs Engineering Group Inc (a)	514		22
				McDermott International Inc (a)	1,600		17
Distribution & Wholesale - 0.15%							$79
Fastenal Co	1,300	61
Fossil Inc (a)	700	65		Environmental Control - 0.10%
Genuine Parts Co	631	40		Stericycle Inc (a)	1,642		153
WW Grainger Inc	343	69
		$235		Food - 2.57%
Diversified Financial Services - 1.77%				Campbell Soup Co	719		25
American Express Co	22,570	1,297		ConAgra Foods Inc	1,622		48
Ameriprise Financial Inc	2,658	167		Dean Foods Co (a)	752		12
BlackRock Inc	360	74		General Mills Inc	6,429		260
CME Group Inc/IL	2,100	107		Hershey Co/The	605		44
Discover Financial Services	2,551	98		HJ Heinz Co	723		42
Federated Investors Inc	369	7		Kellogg Co	12,125		677
Franklin Resources Inc	1,120	141		Kraft Foods Group Inc	2,908		132
IntercontinentalExchange Inc (a)	500	62		Kroger Co/The	4,800		125
Invesco Ltd	7,813	204		McCormick & Co Inc/MD	34,329		2,181
NASDAQ OMX Group Inc/The	499	12		Mondelez International Inc	8,099		207
SLM Corp	3,976	68		Sysco Corp	1,321		42
T Rowe Price Group Inc	715	47		Tyson Foods Inc	1,156		22
TD Ameritrade Holding Corp	3,200	54		Whole Foods Market Inc	1,799		164
Visa Inc	2,707	410					$3,981
		$2,748		Forest Products & Paper - 0.81%
Electric - 2.28%				International Paper Co	31,399		1,251
AES Corp/VA	19,876	212
Ameren Corp	971	30		Gas - 0.99%
American Electric Power Co Inc	3,401	145		CenterPoint Energy Inc	6,305		122
Calpine Corp (a)	3,300	60
				NiSource Inc	1,237		31
CMS Energy Corp	2,579	63		Sempra Energy	19,434		1,378
Consolidated Edison Inc	785	44					$1,531
Dominion Resources Inc/VA	2,326	121
DTE Energy Co	677	41		Hand & Machine Tools - 0.04%
Duke Energy Corp	1,636	104		Snap-on Inc	233		18
Entergy Corp	3,022	193		Stanley Black & Decker Inc	700		52
Exelon Corp	4,683	139					$70
FirstEnergy Corp	3,167	132
Integrys Energy Group Inc	317	16		Healthcare - Products - 1.41%
NextEra Energy Inc	1,134	78		Baxter International Inc	3,641		243
NRG Energy Inc	5,000	115		Becton Dickinson and Co	812		63
NV Energy Inc	38,810	704		Covidien PLC	17,820		1,029
PG&E Corp	3,334	134		CR Bard Inc	400		39
Pinnacle West Capital Corp	436	22		DENTSPLY International Inc	2,900		115
				Edwards Lifesciences Corp (a)	1,371		123
PPL Corp	1,558	45		Hospira Inc (a)	500		16
Public Service Enterprise Group Inc	2,061	63		Intuitive Surgical Inc (a)	191		94
SCANA Corp	502	23
Southern Co/The	2,427	104		Medtronic Inc	2,686		110
TECO Energy Inc	3,313	56		Patterson Cos Inc	345		12
Wisconsin Energy Corp	22,708	837		St Jude Medical Inc	1,236		45
Xcel Energy Inc	1,986	53		Stryker Corp	3,166		174
		$3,534		Zimmer Holdings Inc	1,911		127
							$2,190
Electrical Components & Equipment - 0.18%
Emerson Electric Co	3,500	185		Healthcare - Services - 0.55%
Energizer Holdings Inc	1,000	80		Aetna Inc	1,361		63

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Lodging (continued)
DaVita HealthCare Partners Inc (a)	332	$37		Wyndham Worldwide Corp	578		$31
HCA Holdings Inc	2,000	60					$976
Humana Inc	646	44
Quest Diagnostics Inc	1,626	94		Machinery - Construction & Mining - 0.53%
UnitedHealth Group Inc	7,319	398		Caterpillar Inc	8,828		791
WellPoint Inc	2,604	159		Joy Global Inc	405		26
		$855					$817
Home Builders - 1.17%				Machinery - Diversified - 1.13%
Lennar Corp	13,687	529		Cummins Inc	2,264		245
Pulte Group Inc (a)	1,376	25		Deere & Co	9,744		842
Toll Brothers Inc (a)	38,900	1,258		Flowserve Corp	3,908		574
		$1,812		Rockwell Automation Inc	554		47
				Roper Industries Inc	387		43
Home Furnishings - 0.05%							$1,751
Harman International Industries Inc	1,185	53
Whirlpool Corp	309	31		Media - 3.29%
		$84		CBS Corp	1,626		62
				Comcast Corp - Class A	13,849		517
Housewares - 0.02%				DIRECTV (a)	3,187		160
Newell Rubbermaid Inc	1,141	25		Discovery Communications Inc - A Shares (a)	1,006		64
				Discovery Communications Inc - C Shares (a)	1,050		61
				Gannett Co Inc	948		17
Insurance - 3.06%				McGraw-Hill Cos Inc/The	2,141		117
ACE Ltd	955	76
Aflac Inc	1,320	70		News Corp - Class A	8,538		218
Allstate Corp/The	6,766	272		News Corp - Class B	55,370		1,453
American International Group Inc (a)	3,428	121		Scripps Networks Interactive Inc	330		19
Aon PLC	744	41		Time Warner Cable Inc	2,945		287
Assurant Inc	349	12		Time Warner Inc	5,037		241
Berkshire Hathaway Inc - Class A (a)	6	804		Viacom Inc	3,193		168
Berkshire Hathaway Inc - Class B (a)	6,542	587		Walt Disney Co/The	34,442		1,715
Chubb Corp/The	2,649	200					$5,099
Cincinnati Financial Corp	595	23		Metal Fabrication & Hardware - 0.14%
Hartford Financial Services Group Inc	1,741	39		Precision Castparts Corp	1,128		214
Lincoln National Corp	1,136	30
Loews Corp	2,873	117
Marsh & McLennan Cos Inc	5,133	177		Mining - 0.47%
MetLife Inc	46,774	1,541		Freeport-McMoRan Copper & Gold Inc	5,755		197
Progressive Corp/The	8,238	174		Newmont Mining Corp	8,973		416
Prudential Financial Inc	1,320	70		Rio Tinto PLC ADR	1,200		70
Torchmark Corp	365	19		Vulcan Materials Co	900		47
Travelers Cos Inc/The	1,386	100					$730
Willis Group Holdings PLC	2,100	70		Miscellaneous Manufacturing - 3.22%
XL Group PLC	7,900	198		3M Co	4,861		450
		$4,741		Danaher Corp	7,126		398
Internet - 4.37%				Dover Corp	744		49
Amazon.com Inc (a)	4,524	1,136		Eaton Corp PLC	11,222		608
eBay Inc (a)	20,418	1,042		General Electric Co	117,210		2,460
Expedia Inc	379	23		Illinois Tool Works Inc	1,126		69
Facebook Inc (a)	21,530	573		Ingersoll-Rand PLC	3,867		186
Google Inc (a)	5,001	3,547		Leggett & Platt Inc	561		15
priceline.com Inc (a)	435	270		Pall Corp	973		59
Symantec Corp (a)	2,864	54		Parker Hannifin Corp	1,608		137
TripAdvisor Inc (a)	446	19		Pentair Ltd	9,591		471
VeriSign Inc (a)	1,613	63		Textron Inc	3,844		95
Yahoo! Inc (a)	2,856	57					$4,997
		$6,784		Office & Business Equipment - 0.03%
Iron & Steel - 0.05%				Pitney Bowes Inc	799		9
Cliffs Natural Resources Inc	568	22		Xerox Corp	5,326		36
Nucor Corp	1,400	60					$45
		$82		Oil & Gas - 7.69%
Leisure Products & Services - 0.81%				Anadarko Petroleum Corp	3,202		238
Carnival Corp	4,400	162		Apache Corp	3,221		253
Harley-Davidson Inc	22,330	1,090		Chevron Corp	20,172		2,181
		$1,252		Cimarex Energy Co	600		35
				ConocoPhillips	4,576		265
Lodging - 0.63%				Denbury Resources Inc (a)	1,593		26
Las Vegas Sands Corp	3,100	143		Devon Energy Corp	2,783		145
Marriott International Inc/DE	1,025	38		Diamond Offshore Drilling Inc	13,307		905
Starwood Hotels & Resorts Worldwide Inc	13,309	764		Ensco PLC	944		56

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
EOG Resources Inc	705	$85		Health Care REIT Inc	1,037		$64
EQT Corp	1,497	88		Kimco Realty Corp	1,628		31
Exxon Mobil Corp	64,308	5,566		Plum Creek Timber Co Inc	627		28
Helmerich & Payne Inc	429	24		Public Storage	733		106
Hess Corp	11,440	606		Simon Property Group Inc	2,243		355
Marathon Oil Corp	1,808	55		SL Green Realty Corp	500		38
Marathon Petroleum Corp	880	55		Ventas Inc	771		50
Murphy Oil Corp	2,451	146		Vornado Realty Trust	2,275		182
Newfield Exploration Co (a)	1,432	38		Weyerhaeuser Co	4,798		134
Noble Corp	2,909	101					$2,782
Noble Energy Inc	458	47
Occidental Petroleum Corp	3,917	300		Retail - 5.28%
				AutoNation Inc (a)	157		6
Phillips 66	4,138	220		AutoZone Inc (a)	452		160
Pioneer Natural Resources Co	900	96		Bed Bath & Beyond Inc (a)	945		53
Range Resources Corp	900	57
Southwestern Energy Co (a)	2,300	77		Best Buy Co Inc	1,018		12
				Big Lots Inc (a)	262		7
Tesoro Corp	555	24		CarMax Inc (a)	6,000		225
Valero Energy Corp	5,643	192		Chipotle Mexican Grill Inc (a)	300		89
WPX Energy Inc (a)	3,066	46
		$11,927		Costco Wholesale Corp	1,138		112
				CVS Caremark Corp	18,991		919
Oil & Gas Services - 2.01%				Dollar General Corp (a)	1,462		65
Baker Hughes Inc	2,205	90		Dollar Tree Inc (a)	2,315		94
Cameron International Corp (a)	10,032	567		Gap Inc/The	1,214		38
FMC Technologies Inc (a)	2,000	86		Home Depot Inc/The	8,526		527
Halliburton Co	2,384	83		Kohl's Corp	4,861		209
National Oilwell Varco Inc	16,594	1,134		Lowe's Cos Inc	4,746		168
Schlumberger Ltd	16,700	1,156		Macy's Inc	4,308		168
		$3,116		McDonald's Corp	4,617		407
				Nordstrom Inc	622		33
Packaging & Containers - 0.08%				O'Reilly Automotive Inc (a)	470		42
Ball Corp	1,824	82		PetSmart Inc	440		30
Bemis Co Inc	411	14		PVH Corp	400		44
Owens-Illinois Inc (a)	657	14
				Ross Stores Inc	2,311		125
Sealed Air Corp	775	13		Staples Inc	2,723		31
		$123		Starbucks Corp	5,165		277
Pharmaceuticals - 8.26%				Target Corp	19,979		1,182
Abbott Laboratories	9,733	638		Tim Hortons Inc	400		20
AbbVie Inc	600	20		TJX Cos Inc	20,426		868
Allergan Inc/United States	1,700	156		Walgreen Co	1,991		74
AmerisourceBergen Corp	2,140	93		Wal-Mart Stores Inc	21,275		1,452
Bristol-Myers Squibb Co	30,122	982		Yum! Brands Inc	11,305		751
Cardinal Health Inc	1,389	57					$8,188
Eli Lilly & Co	5,689	281		Semiconductors - 2.99%
Express Scripts Holding Co (a)	5,831	315
Forest Laboratories Inc (a)	952	34		Applied Materials Inc	12,737		146
				ASML Holding NV (a)	17,437		1,123
GlaxoSmithKline PLC ADR	20,690	899		Atmel Corp (a)	9,800		64
Herbalife Ltd	700	23		Broadcom Corp	24,658		820
Johnson & Johnson	40,677	2,851		Intel Corp	23,248		479
McKesson Corp	1,935	188		KLA-Tencor Corp	1,966		94
Mead Johnson Nutrition Co	830	55		Linear Technology Corp	919		32
Merck & Co Inc	41,725	1,707		LSI Corp (a)	2,133		15
Perrigo Co	357	37		Micron Technology Inc (a)	9,300		59
Pfizer Inc	153,295	3,844		NVIDIA Corp	4,343		53
Roche Holding AG ADR	12,330	623		Qualcomm Inc	25,282		1,568
		$12,803		Teradyne Inc (a)	735		12
Pipelines - 0.29%				Texas Instruments Inc	4,468		138
Kinder Morgan Inc/Delaware	1,461	52		Xilinx Inc	1,047		38
ONEOK Inc	818	35					$4,641
Spectra Energy Corp	6,271	171		Software - 2.94%
Williams Cos Inc/The	5,714	187		Adobe Systems Inc (a)	1,143		43
		$445		Akamai Technologies Inc (a)	1,807		74
REITS - 1.79%				Autodesk Inc (a)	4,500		159
American Tower Corp	18,420	1,423		BMC Software Inc (a)	562		22
Apartment Investment & Management Co	556	15		CA Inc	1,393		31
AvalonBay Communities Inc	945	128		Check Point Software Technologies Ltd (a)	1,700		81
Boston Properties Inc	814	86		Dun & Bradstreet Corp/The	190		15
Equity Residential	834	47		Intuit Inc	781		46
General Growth Properties Inc	2,100	42		Microsoft Corp	79,663		2,130
HCP Inc	1,178	53		Oracle Corp	29,499		983

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
Software (continued)				Sector	Percent
Red Hat Inc (a)	2,986	$158
Salesforce.com Inc (a)	795	134		Consumer, Non-cyclical	20.76%
				Financial	16.86%
SAP AG ADR	8,440	678		Technology	13.01%
		$4,554		Communications	11.04%
Telecommunications - 3.30%				Industrial	10.77%
AT&T Inc	38,572	1,300		Energy	10.02%
CenturyLink Inc	1,402	55		Consumer, Cyclical	9.54%
Cisco Systems Inc	59,956	1,178		Basic Materials	3.75%
Corning Inc	3,884	49		Utilities	3.27%
Crown Castle International Corp (a)	2,276	164		Other Assets in Excess of Liabilities, Net	0.98%
Harris Corp	448	22		TOTAL NET ASSETS	100.00%
Juniper Networks Inc (a)	4,100	81
MetroPCS Communications Inc (a)	1,287	13
Motorola Solutions Inc	1,400	78
Verizon Communications Inc	50,296	2,176
		$5,116
Textiles - 0.03%
Cintas Corp	940	39
Toys, Games & Hobbies - 0.08%
Hasbro Inc	2,056	74
Mattel Inc	1,388	51
		$125
Transportation - 1.28%
CH Robinson Worldwide Inc	1,245	79
CSX Corp	6,717	133
Expeditors International of Washington Inc	600	24
FedEx Corp	2,362	217
Norfolk Southern Corp	834	52
Union Pacific Corp	3,037	381
United Parcel Service Inc	14,848	1,094
		$1,980
TOTAL COMMON STOCKS		$150,653
	Maturity
REPURCHASE AGREEMENTS - 1.86%	Amount (000's)	Value(000	's)

Banks- 1.86%
Investment in Joint Trading Account; Credit	$522	$522
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $532,874; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	175	175
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $178,894; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	980	980
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $999,137; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	1,213	1,213
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,237,027; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$2,890
TOTAL REPURCHASE AGREEMENTS		$2,890
Total Investments		$153,543
Other Assets in Excess of Liabilities, Net - 0.98%		$1,515
TOTAL NET ASSETS - 100.00%		$155,058

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2013	Long	45	$3,183	$3,195	$12
Total					$12
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Account
December 31, 2012

COMMON STOCKS - 95.50%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 0.40%				Machinery - Construction & Mining - 1.07%
Delta Air Lines Inc (a)	70,400	$836		Caterpillar Inc	25,300		$2,266
Apparel - 3.00%				Machinery - Diversified - 2.22%
Michael Kors Holdings Ltd (a)	56,854	2,901		Cummins Inc	21,600		2,340
Nike Inc	66,600	3,437		Deere & Co	27,041		2,337
		$6,338					$4,677
Banks - 2.98%				Media- 2.63%
Capital One Financial Corp	108,551	6,288		Comcast Corp - Class A	90,700		3,390
				Sirius XM Radio Inc	747,000		2,159
Beverages - 2.69%							$5,549
Coca-Cola Co/The	156,400	5,669		Miscellaneous Manufacturing - 1.45%
				General Electric Co	145,500		3,054
Biotechnology - 5.39%
Alexion Pharmaceuticals Inc (a)	25,540	2,396		Oil & Gas - 4.55%
Biogen Idec Inc (a)	25,500	3,740		Cabot Oil & Gas Corp	47,895		2,382
Gilead Sciences Inc (a)	57,300	4,209		Noble Energy Inc	50,000		5,087
Regeneron Pharmaceuticals Inc (a)	5,998	1,026		Pioneer Natural Resources Co	19,900		2,121
		$11,371					$9,590
Building Materials - 0.93%				Pharmaceuticals - 7.21%
Masco Corp	117,500	1,958		Express Scripts Holding Co (a)	53,900		2,910
				Pfizer Inc	258,400		6,481
				Valeant Pharmaceuticals International Inc (a)	60,213		3,599
Chemicals - 5.44%				Watson Pharmaceuticals Inc (a)	25,800		2,219
LyondellBasell Industries NV	48,900	2,792
Monsanto Co	57,184	5,413					$15,209
PPG Industries Inc	7,700	1,042		Retail - 8.80%
Sherwin-Williams Co/The	14,500	2,230		Home Depot Inc/The	69,300		4,286
		$11,477		Ltd Brands Inc	48,700		2,292
				Lululemon Athletica Inc (a)	16,600		1,266
Commercial Services - 4.55%
Hertz Global Holdings Inc (a)	163,292	2,657		Starbucks Corp	83,700		4,488
Mastercard Inc	14,134	6,944		Ulta Salon Cosmetics & Fragrance Inc	20,700		2,034
				Urban Outfitters Inc (a)	53,000		2,086
		$9,601		Yum! Brands Inc	31,900		2,118
Computers - 9.71%							$18,570
Accenture PLC - Class A	62,800	4,176
Apple Inc	21,978	11,715		Semiconductors - 3.93%
EMC Corp/MA (a)	92,408	2,338		Avago Technologies Ltd	63,000		1,994
Teradata Corp (a)	36,400	2,253		Qualcomm Inc	101,400		6,289
		$20,482					$8,283
				Software - 1.70%
Cosmetics & Personal Care - 3.07%				Salesforce.com Inc (a)	21,400		3,597
Estee Lauder Cos Inc/The	38,120	2,282
Procter & Gamble Co/The	61,800	4,195
		$6,477		Telecommunications - 1.98%
Diversified Financial Services - 6.42%				AT&T Inc	123,900		4,178
Discover Financial Services	163,867	6,317
Visa Inc	47,674	7,226		Transportation - 4.21%
		$13,543		Canadian Pacific Railway Ltd	18,200		1,850
				FedEx Corp	30,900		2,834
Food - 1.60%				Union Pacific Corp	33,400		4,199
Whole Foods Market Inc	37,000	3,379					$8,883
				TOTAL COMMON STOCKS			$201,457
Home Furnishings - 1.02%					Maturity
Whirlpool Corp	21,077	2,145		REPURCHASE AGREEMENTS - 3.70%	Amount (000's)	Value	(000	's)
				Banks- 3.70%
Internet - 7.38%				Investment in Joint Trading Account; Credit	$1,413		$1,413
eBay Inc (a)	98,500	5,025		Suisse Repurchase Agreement; 0.19%
Facebook Inc (a)	85,500	2,277		dated 12/31/2012 maturing 01/02/2013
Google Inc (a)	8,543	6,060		(collateralized by US Government
LinkedIn Corp (a)	19,200	2,205		Securities; $1,440,961; 5.25% - 8.00%;
		$15,567		dated 11/15/21 - 08/15/29)
				Investment in Joint Trading Account; Deutsche	474		474
Lodging - 1.17%				Bank Repurchase Agreement; 0.20% dated
Las Vegas Sands Corp	53,500	2,470		12/31/2012 maturing 01/02/2013
				(collateralized by US Government
				Securities; $483,751; 1.25% - 4.63%; dated
				10/15/14 - 09/28/16)

See accompanying notes

Schedule of Investments LargeCap Growth Account December 31, 2012

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; JP	$2,649	$2,649
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $2,701,803; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,280	3,279
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,345,089; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$7,815
TOTAL REPURCHASE AGREEMENTS		$7,815
Total Investments		$209,272
Other Assets in Excess of Liabilities, Net - 0.80%		$1,683
TOTAL NET ASSETS - 100.00%		$210,955

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.51%
Technology		15.34%
Consumer, Cyclical		14.39%
Financial		13.10%
Communications		11.99%
Industrial		9.88%
Basic Materials		5.44%
Energy		4.55%
Other Assets in Excess of Liabilities, Net		0.80%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
December 31, 2012

COMMON STOCKS - 97.85%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Chemicals (continued)
Lamar Advertising Co (a)	760	$29		Eastman Chemical Co	1,399		$95
Omnicom Group Inc	2,081	104		Ecolab Inc	36,802		2,646
		$133		EI du Pont de Nemours & Co	6,162		277
				FMC Corp	1,533		90
Aerospace & Defense - 1.43%				International Flavors & Fragrances Inc	921		61
B/E Aerospace Inc (a)	1,113	55
				LyondellBasell Industries NV	262		15
Boeing Co/The	32,784	2,471		Monsanto Co	4,342		411
Lockheed Martin Corp	1,695	156		NewMarket Corp	103		27
Rockwell Collins Inc	1,621	94		PPG Industries Inc	1,239		168
TransDigm Group Inc	571	78		Praxair Inc	17,465		1,911
Triumph Group Inc	200	13		Rockwood Holdings Inc	245		12
United Technologies Corp	6,850	562		RPM International Inc	563		17
		$3,429		Sherwin-Williams Co/The	8,606		1,324
Agriculture - 0.62%				Sigma-Aldrich Corp	1,384		102
Altria Group Inc	12,086	380		Valspar Corp	1,041		65
Lorillard Inc	1,001	117		Westlake Chemical Corp	54		4
Philip Morris International Inc	11,887	994		WR Grace & Co (a)	740		50
		$1,491					$7,416
Airlines - 0.39%				Commercial Services - 3.66%
Copa Holdings SA	313	31		Aaron's Inc	628		18
Delta Air Lines Inc (a)	6,070	72		Alliance Data Systems Corp (a)	563		82
Southwest Airlines Co	1,641	17		Apollo Group Inc (a)	1,042		22
United Continental Holdings Inc (a)	34,700	811		Automatic Data Processing Inc	3,217		183
		$931		Equifax Inc	1,212		66
				FleetCor Technologies Inc (a)	574		31
Apparel - 1.98%				Gartner Inc (a)	1,042		48
Carter's Inc (a)	571	32		Genpact Ltd	99,078		1,536
Coach Inc	58,113	3,226		Global Payments Inc	900		41
Hanesbrands Inc (a)	1,089	39		H&R Block Inc	1,865		35
Michael Kors Holdings Ltd (a)	9,300	474		Iron Mountain Inc	1,775		55
Nike Inc	4,758	245		ITT Educational Services Inc (a)	321		6
Ralph Lauren Corp	4,006	601		Lender Processing Services Inc	987		24
Under Armour Inc (a)	883	43		Mastercard Inc	12,559		6,169
VF Corp	642	97		Moody's Corp	2,248		113
		$4,757		Morningstar Inc	275		17
Automobile Parts & Equipment - 0.11%				Paychex Inc	2,270		71
BorgWarner Inc (a)	1,244	89		Robert Half International Inc	1,552		49
Delphi Automotive PLC (a)	2,474	95		SEI Investments Co	1,588		37
Goodyear Tire & Rubber Co/The (a)	2,782	38		Total System Services Inc	1,508		32
				Verisk Analytics Inc (a)	1,416		72
WABCO Holdings Inc (a)	685	45
		$267		Western Union Co/The	6,972		95
							$8,802
Beverages - 1.05%
Coca-Cola Co/The	29,460	1,068		Computers - 13.14%
Coca-Cola Enterprises Inc	250	8		Accenture PLC - Class A	45,572		3,030
Monster Beverage Corp (a)	12,100	640		Apple Inc	29,654		15,807
				Cadence Design Systems Inc (a)	3,120		42
PepsiCo Inc	11,860	811		Cognizant Technology Solutions Corp (a)	60,565		4,485
		$2,527		EMC Corp/MA (a)	70,074		1,773
Biotechnology - 3.02%				IHS Inc (a)	5,945		570
Alexion Pharmaceuticals Inc (a)	10,663	1,000		International Business Machines Corp	8,313		1,592
Amgen Inc	5,832	503		Jack Henry & Associates Inc	946		37
Biogen Idec Inc (a)	8,721	1,279		NCR Corp (a)	1,724		44
Celgene Corp (a)	11,361	894		NetApp Inc (a)	80,374		2,697
Charles River Laboratories International Inc (a)	353	13		SanDisk Corp (a)	32,400		1,411
Gilead Sciences Inc (a)	40,204	2,953		Teradata Corp (a)	1,236		77
Life Technologies Corp (a)	197	10		Western Digital Corp	1,035		44
Myriad Genetics Inc (a)	992	27					$31,609
Regeneron Pharmaceuticals Inc (a)	2,606	446
United Therapeutics Corp (a)	556	30		Consumer Products - 0.13%
Vertex Pharmaceuticals Inc (a)	2,398	101		Church & Dwight Co Inc	974		52
				Clorox Co/The	92		7
		$7,256		Jarden Corp (a)	215		11
Building Materials - 0.01%				Kimberly-Clark Corp	2,291		193
Lennox International Inc	579	30		Tupperware Brands Corp	621		40
							$303
Chemicals - 3.08%				Cosmetics & Personal Care - 1.29%
Airgas Inc	786	72		Colgate-Palmolive Co	2,860		299
Albemarle Corp	594	37		Estee Lauder Cos Inc/The	45,278		2,710
CF Industries Holdings Inc	159	32

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Cosmetics & Personal Care (continued)				Gas - 0.00%
Procter & Gamble Co/The	1,316	$90		Questar Corp	455		$9
		$3,099
Distribution & Wholesale - 2.30%				Hand & Machine Tools - 0.02%
Fastenal Co	32,820	1,533		Lincoln Electric Holdings Inc	909		44
Fossil Inc (a)	40,179	3,740		Snap-on Inc	136		11
Genuine Parts Co	1,785	114					$55
LKQ Corp (a)	3,379	71
WW Grainger Inc	425	86		Healthcare - Products - 3.02%
				Baxter International Inc	3,777		252
		$5,544		Becton Dickinson and Co	1,416		111
Diversified Financial Services - 3.09%				Cooper Cos Inc/The	160		15
Affiliated Managers Group Inc (a)	429	56		Covidien PLC	291		17
American Express Co	4,766	274		Edwards Lifesciences Corp (a)	14,373		1,296
BlackRock Inc	494	102		Henry Schein Inc (a)	555		45
CBOE Holdings Inc	865	26		IDEXX Laboratories Inc (a)	22,635		2,100
Charles Schwab Corp/The	218,890	3,143		Intuitive Surgical Inc (a)	6,173		3,027
Eaton Vance Corp	1,289	41		Medtronic Inc	687		28
Federated Investors Inc	855	17		Patterson Cos Inc	938		32
Franklin Resources Inc	11,951	1,502		ResMed Inc	1,622		67
LPL Financial Holdings Inc	498	14		Sirona Dental Systems Inc (a)	122		8
T Rowe Price Group Inc	1,827	119		St Jude Medical Inc	2,664		96
TD Ameritrade Holding Corp	49,200	827		Stryker Corp	1,704		93
Visa Inc	8,456	1,282		Techne Corp	422		29
Waddell & Reed Financial Inc	1,013	35		Thoratec Corp (a)	633		24
		$7,438		Zimmer Holdings Inc	207		14
							$7,254
Electric - 0.02%
ITC Holdings Corp	565	44		Healthcare - Services - 2.57%
				Covance Inc (a)	40,698		2,351
				DaVita HealthCare Partners Inc (a)	20,764		2,295
Electrical Components & Equipment - 0.16%				HCA Holdings Inc	1,224		37
AMETEK Inc	2,763	104		Laboratory Corp of America Holdings (a)	1,050		91
Emerson Electric Co	4,645	246		Quest Diagnostics Inc	206		12
Hubbell Inc	549	46		UnitedHealth Group Inc	25,700		1,394
		$396		WellPoint Inc	242		15
Electronics - 2.05%							$6,195
Agilent Technologies Inc	2,551	104		Home Builders - 0.31%
Amphenol Corp	41,966	2,715		DR Horton Inc	34,800		688
FLIR Systems Inc	1,474	33		NVR Inc (a)	51		47
Honeywell International Inc	5,856	372					$735
Jabil Circuit Inc	401	8
National Instruments Corp	62,803	1,621		Home Furnishings - 0.01%
Waters Corp (a)	1,017	89		Tempur-Pedic International Inc (a)	731		23
		$4,942
Engineering & Construction - 1.41%				Housewares - 0.01%
Chicago Bridge & Iron Co NV ADR	701	32		Toro Co	710		31
Fluor Corp	57,126	3,356
		$3,388		Insurance - 0.13%
Entertainment - 0.02%				Allied World Assurance Co Holdings AG	218		17
Bally Technologies Inc (a)	472	21		Aon PLC	318		18
Dolby Laboratories Inc	348	10		Arch Capital Group Ltd (a)	179		8
International Game Technology	1,603	23		Arthur J Gallagher & Co	1,325		46
		$54		Brown & Brown Inc	121		3
				Erie Indemnity Co	238		16
Environmental Control - 1.22%				Marsh & McLennan Cos Inc	3,137		108
Stericycle Inc (a)	31,555	2,943		Travelers Cos Inc/The	1,221		88
				Validus Holdings Ltd	178		6
Food - 0.53%							$310
Campbell Soup Co	1,573	55		Internet - 9.52%
Dean Foods Co (a)	1,802	30		Amazon.com Inc (a)	17,279		4,339
General Mills Inc	3,333	135		AOL Inc	240		7
Hershey Co/The	1,138	82		Baidu Inc ADR(a)	10,500		1,053
HJ Heinz Co	1,306	75		eBay Inc (a)	36,516		1,863
Ingredion Inc	177	12		Expedia Inc	613		38
Kellogg Co	1,752	98		Facebook Inc (a)	19,237		513
Kroger Co/The	3,470	90		Google Inc (a)	14,449		10,249
McCormick & Co Inc/MD	1,460	93		IAC/InterActiveCorp	136		6
Whole Foods Market Inc	6,708	612		Liberty Interactive Corp (a)	943		19
		$1,282		LinkedIn Corp (a)	4,700		540

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Netflix Inc (a)	5,100	$473		Danaher Corp	107,336		$6,000
priceline.com Inc (a)	4,273	2,655		Illinois Tool Works Inc	3,027		184
Rackspace Hosting Inc (a)	6,600	490		Ingersoll-Rand PLC	1,777		85
Symantec Corp (a)	486	9		Parker Hannifin Corp	760		65
TIBCO Software Inc (a)	24,991	550		Textron Inc	194		5
TripAdvisor Inc (a)	914	38					$6,790
VeriSign Inc (a)	1,626	63
		$22,905		Office & Business Equipment - 0.01%
				Pitney Bowes Inc	1,238		13
Leisure Products & Services - 0.88%
Carnival Corp	53,900	1,982		Oil & Gas - 1.94%
Harley-Davidson Inc	1,767	86		Atwood Oceanics Inc (a)	210		9
Polaris Industries Inc	723	61		Cabot Oil & Gas Corp	1,549		77
		$2,129		Cimarex Energy Co	18,100		1,045
Lodging - 1.37%				Concho Resources Inc (a)	1,144		92
Las Vegas Sands Corp	36,177	1,670		EOG Resources Inc	9,255		1,118
Marriott International Inc/DE	2,543	95		Helmerich & Payne Inc	262		15
Starwood Hotels & Resorts Worldwide Inc	25,249	1,448		Noble Energy Inc	429		44
Wyndham Worldwide Corp	1,631	87		Pioneer Natural Resources Co	7,558		806
		$3,300		Range Resources Corp	22,218		1,396
				Southwestern Energy Co (a)	1,384		46
Machinery - Construction & Mining - 0.19%				Whiting Petroleum Corp (a)	198		8
Caterpillar Inc	4,291	384					$4,656
Joy Global Inc	1,202	77
		$461		Oil & Gas Services - 3.94%
				Cameron International Corp (a)	1,385		78
Machinery - Diversified - 1.48%				Core Laboratories NV	23,272		2,544
Babcock & Wilcox Co/The	1,326	35		FMC Technologies Inc (a)	67,187		2,878
Cummins Inc	1,446	157		Halliburton Co	2,173		75
Deere & Co	2,963	256		National Oilwell Varco Inc	1,087		74
Flowserve Corp	513	75		Oceaneering International Inc	1,241		67
IDEX Corp	193	9		Oil States International Inc (a)	523		37
Nordson Corp	648	41		Schlumberger Ltd	53,592		3,714
Rockwell Automation Inc	939	79		SEACOR Holdings Inc	111		9
Roper Industries Inc	25,730	2,868					$9,476
Wabtec Corp/DE	523	46
		$3,566		Packaging & Containers - 0.08%
				Ball Corp	1,701		76
Media - 1.06%				Crown Holdings Inc (a)	406		15
AMC Networks Inc (a)	654	32		Owens-Illinois Inc (a)	1,441		31
CBS Corp	1,231	47		Packaging Corp of America	1,004		39
Comcast Corp - Class A	9,757	365		Silgan Holdings Inc	556		23
DIRECTV (a)	4,915	247
Discovery Communications Inc - A Shares (a)	1,870	119					$184
DISH Network Corp	1,784	65		Pharmaceuticals - 5.98%
John Wiley & Sons Inc	241	9		Abbott Laboratories	11,185		732
Liberty Global Inc - A Shares (a)	9,220	580		Allergan Inc/United States	1,983		182
Liberty Media Corp - Liberty Capital (a)	80	9		AmerisourceBergen Corp	1,897		82
McGraw-Hill Cos Inc/The	2,050	112		Bristol-Myers Squibb Co	11,500		375
News Corp - Class A	5,455	139		Cardinal Health Inc	2,125		87
Nielsen Holdings NV (a)	343	11		Catamaran Corp (a)	16,852		794
Scripps Networks Interactive Inc	922	53		Eli Lilly & Co	2,737		135
Sirius XM Radio Inc	28,373	82		Endo Health Solutions Inc (a)	871		23
Time Warner Cable Inc	2,344	228		Express Scripts Holding Co (a)	102,673		5,544
Viacom Inc	4,029	213		Herbalife Ltd	1,328		44
Walt Disney Co/The	4,932	246		Johnson & Johnson	4,050		284
		$2,557		McKesson Corp	21,291		2,065
				Mead Johnson Nutrition Co	42,193		2,780
Metal Fabrication & Hardware - 0.87%				Mylan Inc/PA (a)	2,839		78
Precision Castparts Corp	10,853	2,056		Perrigo Co	1,069		111
Timken Co	91	4		Valeant Pharmaceuticals International Inc (a)	16,000		956
Valmont Industries Inc	257	35		Warner Chilcott PLC	1,978		24
		$2,095		Watson Pharmaceuticals Inc (a)	952		82
Mining - 0.05%							$14,378
Royal Gold Inc	734	60		Pipelines - 0.41%
Southern Copper Corp	1,380	52		Kinder Morgan Inc/Delaware	3,628		128
		$112		ONEOK Inc	2,382		102
Miscellaneous Manufacturing - 2.82%				Williams Cos Inc/The	22,920		750
3M Co	4,688	435					$980
Aptargroup Inc	254	12
Carlisle Cos Inc	64	4

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS - 0.57%				Semiconductors - 4.01%
American Campus Communities Inc	87	$4		Altera Corp	2,122		$73
American Tower Corp	2,921	226		Atmel Corp (a)	104,800		686
Apartment Investment & Management Co	1,164	32		Avago Technologies Ltd	2,490		79
Boston Properties Inc	275	29		Broadcom Corp	37,547		1,247
BRE Properties Inc	249	13		Intel Corp	27,905		576
Digital Realty Trust Inc	1,383	94		Linear Technology Corp	2,575		88
Equity Lifestyle Properties Inc	402	27		LSI Corp (a)	6,517		46
Equity Residential	272	15		Maxim Integrated Products Inc	1,632		48
Essex Property Trust Inc	394	58		Qualcomm Inc	104,903		6,506
Extra Space Storage Inc	771	28		Teradyne Inc (a)	267		5
Federal Realty Investment Trust	561	58		Texas Instruments Inc	5,741		178
HCP Inc	346	16		Xilinx Inc	3,022		108
Home Properties Inc	282	17					$9,640
Kilroy Realty Corp	62	3
Mid-America Apartment Communities Inc	456	30		Software - 5.33%
				Adobe Systems Inc (a)	3,084		116
Plum Creek Timber Co Inc	1,778	79		Akamai Technologies Inc (a)	17,047		698
Post Properties Inc	262	13		ANSYS Inc (a)	28,329		1,908
Public Storage	1,042	151		BMC Software Inc (a)	1,801		72
Rayonier Inc	1,082	56
Regency Centers Corp	639	30		CA Inc	238		5
				Cerner Corp (a)	953		74
Simon Property Group Inc	1,887	298		Citrix Systems Inc (a)	29,532		1,942
Tanger Factory Outlet Centers	1,005	34
Taubman Centers Inc	215	17		Dun & Bradstreet Corp/The	328		26
Weyerhaeuser Co	1,954	54		Intuit Inc	2,207		131
		$1,382		Microsoft Corp	57,406		1,535
				Nuance Communications Inc (a)	20,000		446
Retail - 6.29%				Oracle Corp	29,139		971
Advance Auto Parts Inc	822	60		Red Hat Inc (a)	21,192		1,122
American Eagle Outfitters Inc	1,651	34		Salesforce.com Inc (a)	22,318		3,751
Ascena Retail Group Inc (a)	1,450	27		SolarWinds Inc (a)	669		35
AutoNation Inc (a)	213	8					$12,832
AutoZone Inc (a)	279	99
Bed Bath & Beyond Inc (a)	1,705	95		Telecommunications - 2.47%
				Crown Castle International Corp (a)	34,002		2,453
Big Lots Inc (a)	678	19
Brinker International Inc	818	25		Harris Corp	395		19
				Juniper Networks Inc (a)	113,000		2,223
Chico's FAS Inc	1,342	25
Chipotle Mexican Grill Inc (a)	3,100	922		Motorola Solutions Inc	1,909		106
				NeuStar Inc (a)	777		33
Copart Inc (a)	1,202	36
				tw telecom inc (a)	1,657		42
Costco Wholesale Corp	27,257	2,692
CVS Caremark Corp	1,968	95		Verizon Communications Inc	21,004		909
Dick's Sporting Goods Inc	1,037	47		Virgin Media Inc	3,183		117
Dollar General Corp (a)	2,005	88		Windstream Corp	3,792		32
Dollar Tree Inc (a)	7,253	295					$5,934
DSW Inc	354	23		Textiles - 0.01%
Foot Locker Inc	369	12		Cintas Corp	582		24
Gap Inc/The	3,470	108
GNC Holdings Inc	749	25
Home Depot Inc/The	19,285	1,193		Toys, Games & Hobbies - 0.06%
Kohl's Corp	192	8		Hasbro Inc	1,163		42
Lowe's Cos Inc	22,555	801		Mattel Inc	3,019		110
Ltd Brands Inc	1,566	74					$152
Macy's Inc	660	26		Transportation - 1.67%
McDonald's Corp	6,682	589		CH Robinson Worldwide Inc	1,211		77
MSC Industrial Direct Co Inc	521	39		Con-way Inc	349		10
Nordstrom Inc	1,707	91		CSX Corp	5,298		104
Nu Skin Enterprises Inc	583	22		FedEx Corp	225		21
O'Reilly Automotive Inc (a)	899	80
Panera Bread Co (a)	317	50		Golar LNG Ltd	498		18
				Landstar System Inc	513		27
PetSmart Inc	1,212	83		Union Pacific Corp	20,185		2,538
PVH Corp	726	81		United Parcel Service Inc	16,744		1,234
Ross Stores Inc	1,644	89					$4,029
Sally Beauty Holdings Inc (a)	1,575	37
Starbucks Corp	98,607	5,288		TOTAL COMMON STOCKS			$235,411
Target Corp	434	26
TJX Cos Inc	5,557	236
Tractor Supply Co	7,006	619
Wal-Mart Stores Inc	10,113	690
Williams-Sonoma Inc	590	26
World Fuel Services Corp	271	11
Yum! Brands Inc	3,454	229
		$15,123

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
December 31, 2012

	Maturity
REPURCHASE AGREEMENTS - 1.29%	Amount (000's)	Value (000's)

Banks- 1.29%
Investment in Joint Trading Account; Credit	$563	$563
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $573,937; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	189	189
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $192,679; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	1,055	1,054
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,076,132; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	1,306	1,307
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,332,354; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$3,113
TOTAL REPURCHASE AGREEMENTS		$3,113
Total Investments		$238,524
Other Assets in Excess of Liabilities, Net - 0.86%		$2,061
TOTAL NET ASSETS - 100.00%		$240,585
(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Technology		22.49%
Consumer, Non-cyclical		21.87%
Consumer, Cyclical		13.74%
Industrial		13.41%
Communications		13.11%
Energy		6.29%
Financial		5.08%
Basic Materials		3.13%
Utilities		0.02%
Other Assets in Excess of Liabilities, Net		0.86%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2013	Long	72	$5,084	$5,112	$28
Total					$28

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2012

COMMON STOCKS - 96.86%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	29,958	$330		Coca-Cola Co/The	267,869		$9,710
Omnicom Group Inc	18,346	917		Coca-Cola Enterprises Inc	18,738		595
		$1,247		Constellation Brands Inc (a)	10,517		372
				Dr Pepper Snapple Group Inc	14,453		639
Aerospace & Defense - 1.66%				Molson Coors Brewing Co	10,823		463
Boeing Co/The	47,131	3,552		Monster Beverage Corp (a)	10,354		547
General Dynamics Corp	23,048	1,597		PepsiCo Inc	107,423		7,351
L-3 Communications Holdings Inc	6,532	500					$21,018
Lockheed Martin Corp	18,652	1,721
Northrop Grumman Corp	17,045	1,152		Biotechnology - 1.64%
Raytheon Co	22,908	1,319		Alexion Pharmaceuticals Inc (a)	13,492		1,266
Rockwell Collins Inc	9,737	566		Amgen Inc	53,290		4,600
United Technologies Corp	58,558	4,802		Biogen Idec Inc (a)	16,431		2,410
		$15,209		Celgene Corp (a)	29,375		2,312
				Gilead Sciences Inc (a)	52,616		3,865
Agriculture - 1.89%				Life Technologies Corp (a)	11,949		586
Altria Group Inc	140,635	4,419					$15,039
Archer-Daniels-Midland Co	45,735	1,252
Lorillard Inc	8,989	1,049		Building Materials - 0.04%
Philip Morris International Inc	116,013	9,703		Masco Corp	24,799		413
Reynolds American Inc	22,514	933
		$17,356		Chemicals - 2.45%
Airlines - 0.06%				Air Products & Chemicals Inc	14,782		1,242
Southwest Airlines Co	51,250	525		Airgas Inc	4,881		446
				CF Industries Holdings Inc	4,366		887
				Dow Chemical Co/The	83,282		2,692
Apparel - 0.58%				Eastman Chemical Co	10,651		725
Coach Inc	19,701	1,094		Ecolab Inc	18,307		1,316
Nike Inc	50,688	2,615		EI du Pont de Nemours & Co	64,756		2,912
Ralph Lauren Corp	4,257	638		FMC Corp	9,541		558
VF Corp	6,120	924		International Flavors & Fragrances Inc	5,664		377
		$5,271		LyondellBasell Industries NV	26,363		1,505
Automobile Manufacturers - 0.49%				Monsanto Co	37,126		3,514
Ford Motor Co	264,774	3,429		Mosaic Co/The	19,214		1,088
PACCAR Inc	24,517	1,108		PPG Industries Inc	10,650		1,442
		$4,537		Praxair Inc	20,634		2,258
				Sherwin-Williams Co/The	5,943		914
Automobile Parts & Equipment - 0.33%				Sigma-Aldrich Corp	8,356		615
BorgWarner Inc (a)	8,128	582					$22,491
Delphi Automotive PLC (a)	20,509	784
Goodyear Tire & Rubber Co/The (a)	17,012	235		Coal - 0.11%
Johnson Controls Inc	47,487	1,458		Consol Energy Inc	15,818		508
		$3,059		Peabody Energy Corp	18,638		496
							$1,004
Banks - 7.14%
Bank of America Corp	748,493	8,682		Commercial Services - 1.17%
Bank of New York Mellon Corp/The	81,155	2,086		ADT Corp/The	16,144		751
BB&T Corp	48,587	1,414		Apollo Group Inc (a)	6,948		145
Capital One Financial Corp	40,396	2,340		Automatic Data Processing Inc	33,714		1,922
Citigroup Inc	203,652	8,056		Equifax Inc	8,306		449
Comerica Inc	13,219	401		H&R Block Inc	18,840		350
Fifth Third Bancorp	62,325	947		Iron Mountain Inc	11,584		360
First Horizon National Corp	17,162	170		Mastercard Inc	7,421		3,646
Goldman Sachs Group Inc/The	30,678	3,913		Moody's Corp	13,467		678
Huntington Bancshares Inc/OH	59,410	380		Paychex Inc	22,464		699
JP Morgan Chase & Co	263,993	11,608		Quanta Services Inc (a)	14,803		404
KeyCorp	64,838	546		Robert Half International Inc	9,774		311
M&T Bank Corp	8,445	832		SAIC Inc	19,705		223
Morgan Stanley	95,976	1,835		Total System Services Inc	11,159		239
Northern Trust Corp	15,154	760		Western Union Co/The	41,430		564
PNC Financial Services Group Inc	36,727	2,141					$10,741
Regions Financial Corp	98,127	699		Computers - 7.00%
State Street Corp	32,279	1,517		Accenture PLC - Class A	44,343		2,949
SunTrust Banks Inc	37,419	1,061		Apple Inc	65,327		34,821
US Bancorp	130,584	4,171		Cognizant Technology Solutions Corp (a)	20,847		1,544
Wells Fargo & Co	339,991	11,621		Computer Sciences Corp	10,790		432
Zions Bancorporation	12,791	274		Dell Inc	101,343		1,027
		$65,454		EMC Corp/MA (a)	146,299		3,701
Beverages - 2.29%				Hewlett-Packard Co	136,542		1,946
Beam Inc	11,050	675		International Business Machines Corp	73,761		14,129
Brown-Forman Corp	10,525	666		NetApp Inc (a)	24,881		835

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
SanDisk Corp (a)	16,791	$731		Xcel Energy Inc	33,863		$904
Seagate Technology PLC	23,332	711					$27,244
Teradata Corp (a)	11,743	727
Western Digital Corp	15,225	647		Electrical Components & Equipment - 0.32%
		$64,200		Emerson Electric Co	50,288		2,664
				Molex Inc	9,595		262
Consumer Products - 0.35%							$2,926
Avery Dennison Corp	6,916	242
Clorox Co/The	9,061	663		Electronics - 1.13%
Kimberly-Clark Corp	27,173	2,294		Agilent Technologies Inc	24,198		991
		$3,199		Amphenol Corp	11,135		720
				FLIR Systems Inc	10,419		232
Cosmetics & Personal Care - 1.91%				Garmin Ltd	7,582		310
Avon Products Inc	30,012	431		Honeywell International Inc	54,402		3,453
Colgate-Palmolive Co	30,843	3,224		Jabil Circuit Inc	12,990		251
Estee Lauder Cos Inc/The	16,671	998		PerkinElmer Inc	7,971		253
Procter & Gamble Co/The (b)	189,881	12,891		TE Connectivity Ltd	29,346		1,089
		$17,544		Thermo Fisher Scientific Inc	25,015		1,595
				Tyco International Ltd	32,342		946
Distribution & Wholesale - 0.30%				Waters Corp (a)	6,039		526
Fastenal Co	18,726	874					$10,366
Fossil Inc (a)	3,751	349
Genuine Parts Co	10,773	685		Engineering & Construction - 0.12%
WW Grainger Inc	4,150	840		Fluor Corp	11,563		679
		$2,748		Jacobs Engineering Group Inc (a)	9,033		385
Diversified Financial Services - 2.31%							$1,064
American Express Co	67,611	3,886		Entertainment - 0.03%
Ameriprise Financial Inc	14,293	895		International Game Technology	18,480		262
BlackRock Inc	8,713	1,801
Charles Schwab Corp/The	76,153	1,094
CME Group Inc/IL	21,300	1,080		Environmental Control - 0.24%
				Republic Services Inc	20,768		609
Discover Financial Services	35,055	1,351		Stericycle Inc (a)	5,965		556
E*Trade Financial Corp (a)	17,879	160
Federated Investors Inc	6,498	132		Waste Management Inc	30,283		1,022
Franklin Resources Inc	9,583	1,205					$2,187
IntercontinentalExchange Inc (a)	5,050	625		Food - 1.84%
Invesco Ltd	30,837	805		Campbell Soup Co	12,446		434
Legg Mason Inc	8,141	209		ConAgra Foods Inc	28,301		835
NASDAQ OMX Group Inc/The	8,132	203		Dean Foods Co (a)	12,864		212
NYSE Euronext	16,875	532		General Mills Inc	44,808		1,811
SLM Corp	32,095	550		Hershey Co/The	10,385		750
T Rowe Price Group Inc	17,699	1,153		HJ Heinz Co	22,268		1,284
Visa Inc	36,203	5,488		Hormel Foods Corp	9,311		291
		$21,169		JM Smucker Co/The	7,532		650
				Kellogg Co	17,175		959
Electric - 2.97%				Kraft Foods Group Inc	41,140		1,871
AES Corp/VA	42,882	459
Ameren Corp	16,850	518		Kroger Co/The	35,681		928
				McCormick & Co Inc/MD	9,203		585
American Electric Power Co Inc	33,699	1,438		Mondelez International Inc	123,411		3,143
CMS Energy Corp	18,327	447
Consolidated Edison Inc	20,339	1,130		Safeway Inc	16,639		301
				Sysco Corp	40,821		1,292
Dominion Resources Inc/VA	39,904	2,067		Tyson Foods Inc	19,932		387
DTE Energy Co	11,950	718
Duke Energy Corp	48,907	3,120		Whole Foods Market Inc	11,982		1,094
Edison International	22,626	1,022					$16,827
Entergy Corp	12,343	787		Forest Products & Paper - 0.17%
Exelon Corp	59,326	1,764		International Paper Co	30,497		1,215
FirstEnergy Corp	29,043	1,213		MeadWestvaco Corp	12,139		387
Integrys Energy Group Inc	5,410	282					$1,602
NextEra Energy Inc	29,390	2,033
Northeast Utilities	21,802	852		Gas - 0.28%
NRG Energy Inc	22,381	515		AGL Resources Inc	8,179		327
Pepco Holdings Inc	15,936	312		CenterPoint Energy Inc	29,684		572
PG&E Corp	29,861	1,200		NiSource Inc	21,511		535
Pinnacle West Capital Corp	7,618	388		Sempra Energy	15,620		1,108
PPL Corp	40,397	1,157					$2,542
Public Service Enterprise Group Inc	35,134	1,075		Hand & Machine Tools - 0.13%
SCANA Corp	9,152	418		Snap-on Inc	4,044		319
Southern Co/The	60,703	2,599		Stanley Black & Decker Inc	11,721		867
TECO Energy Inc	14,138	237					$1,186
Wisconsin Energy Corp	15,977	589

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 1.76%				Internet - 3.28%
Baxter International Inc	38,152	$2,543		Amazon.com Inc (a)	25,165		$6,320
Becton Dickinson and Co	13,678	1,070		eBay Inc (a)	80,876		4,126
Boston Scientific Corp (a)	95,348	546		Expedia Inc	6,463		397
CareFusion Corp (a)	15,411	440		F5 Networks Inc (a)	5,490		533
Covidien PLC	32,875	1,898		Google Inc (a)	18,484		13,112
CR Bard Inc	5,316	520		Netflix Inc (a)	3,857		358
DENTSPLY International Inc	9,856	390		priceline.com Inc (a)	3,463		2,151
Edwards Lifesciences Corp (a)	8,015	723		Symantec Corp (a)	48,189		907
Hospira Inc (a)	11,474	358		TripAdvisor Inc (a)	7,612		319
Intuitive Surgical Inc (a)	2,761	1,354		VeriSign Inc (a)	10,782		419
Medtronic Inc	70,235	2,881		Yahoo! Inc (a)	72,277		1,438
Patterson Cos Inc	5,809	199					$30,080
St Jude Medical Inc	21,402	774
Stryker Corp	20,067	1,100		Iron & Steel - 0.20%
Varian Medical Systems Inc (a)	7,598	534		Allegheny Technologies Inc	7,453		226
Zimmer Holdings Inc	12,049	803		Cliffs Natural Resources Inc	9,896		382
		$16,133		Nucor Corp	22,059		953
				United States Steel Corp	10,020		239
Healthcare - Services - 1.15%							$1,800
Aetna Inc	23,236	1,076
Cigna Corp	19,854	1,061		Leisure Products & Services - 0.21%
Coventry Health Care Inc	9,341	419		Carnival Corp	30,963		1,139
DaVita HealthCare Partners Inc (a)	5,821	643		Harley-Davidson Inc	15,713		767
Humana Inc	10,988	754					$1,906
Laboratory Corp of America Holdings (a)	6,570	569		Lodging - 0.28%
Quest Diagnostics Inc	11,040	643		Marriott International Inc/DE	17,092		637
Tenet Healthcare Corp (a)	7,394	240		Starwood Hotels & Resorts Worldwide Inc	13,610		781
UnitedHealth Group Inc	70,939	3,848		Wyndham Worldwide Corp	9,741		518
WellPoint Inc	21,088	1,285		Wynn Resorts Ltd	5,518		621
		$10,538					$2,557
Holding Companies - Diversified - 0.04%				Machinery - Construction & Mining - 0.49%
Leucadia National Corp	13,758	327		Caterpillar Inc	45,413		4,068
				Joy Global Inc	7,353		469
Home Builders - 0.14%							$4,537
DR Horton Inc	19,392	383		Machinery - Diversified - 0.67%
Lennar Corp	11,400	441		Cummins Inc	12,275		1,330
Pulte Group Inc (a)	23,609	429
				Deere & Co	27,200		2,351
		$1,253		Flowserve Corp	3,471		509
Home Furnishings - 0.08%				Rockwell Automation Inc	9,674		812
Harman International Industries Inc	4,711	210		Roper Industries Inc	6,833		762
Whirlpool Corp	5,407	550		Xylem Inc/NY	12,903		350
		$760					$6,114
Housewares - 0.05%				Media - 3.30%
Newell Rubbermaid Inc	19,973	445		Cablevision Systems Corp	14,985		224
				CBS Corp	41,036		1,561
				Comcast Corp - Class A	184,536		6,898
Insurance - 3.81%				DIRECTV (a)	41,955		2,105
ACE Ltd	23,598	1,883		Discovery Communications Inc - A Shares (a)	16,588		1,053
Aflac Inc	32,564	1,730		Gannett Co Inc	15,958		287
Allstate Corp/The	33,458	1,344		McGraw-Hill Cos Inc/The	19,285		1,054
American International Group Inc (a)	102,523	3,619		News Corp - Class A	140,024		3,576
Aon PLC	22,130	1,230		Scripps Networks Interactive Inc	6,036		350
Assurant Inc	5,466	190		Time Warner Cable Inc	20,957		2,037
Berkshire Hathaway Inc - Class B (a)	126,673	11,363		Time Warner Inc	65,756		3,145
Chubb Corp/The	18,191	1,370		Viacom Inc	32,084		1,692
Cincinnati Financial Corp	10,168	398		Walt Disney Co/The	123,067		6,128
Genworth Financial Inc (a)	34,156	256		Washington Post Co/The	313		114
Hartford Financial Services Group Inc	30,300	680					$30,224
Lincoln National Corp	19,099	495
Loews Corp	21,594	880		Metal Fabrication & Hardware - 0.21%
Marsh & McLennan Cos Inc	37,805	1,303		Precision Castparts Corp	10,107		1,915
MetLife Inc	75,769	2,496
Progressive Corp/The	38,638	815		Mining - 0.54%
Prudential Financial Inc	32,223	1,718		Alcoa Inc	74,113		643
Torchmark Corp	6,592	341		Freeport-McMoRan Copper & Gold Inc	65,926		2,255
Travelers Cos Inc/The	26,490	1,903		Newmont Mining Corp	34,475		1,601
Unum Group	19,106	398		Vulcan Materials Co	9,000		468
XL Group PLC	20,876	523					$4,967
		$34,935

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing - 3.25%				Pharmaceuticals (continued)
3M Co	44,208	$4,105		AmerisourceBergen Corp	16,353		$706
Danaher Corp	40,408	2,259		Bristol-Myers Squibb Co	114,634		3,736
Dover Corp	12,432	817		Cardinal Health Inc	23,596		972
Eaton Corp PLC	32,068	1,738		Eli Lilly & Co	70,918		3,498
General Electric Co	728,231	15,285		Express Scripts Holding Co (a)	56,696		3,062
Illinois Tool Works Inc	29,610	1,801		Forest Laboratories Inc (a)	16,257		574
Ingersoll-Rand PLC	19,440	932		Johnson & Johnson	192,453		13,491
Leggett & Platt Inc	9,811	267		McKesson Corp	16,392		1,589
Pall Corp	7,715	465		Mead Johnson Nutrition Co	14,099		929
Parker Hannifin Corp	10,360	881		Merck & Co Inc	211,121		8,643
Pentair Ltd	14,604	718		Mylan Inc/PA (a)	28,301		778
Textron Inc	19,572	485		Perrigo Co	6,128		638
		$29,753		Pfizer Inc (b)	511,301		12,823
				Watson Pharmaceuticals Inc (a)	8,872		763
Office & Business Equipment - 0.08%							$61,351
Pitney Bowes Inc	13,941	148
Xerox Corp	87,755	599		Pipelines - 0.54%
		$747		Kinder Morgan Inc/Delaware	43,917		1,552
				ONEOK Inc	14,210		607
Oil & Gas - 8.54%				Spectra Energy Corp	46,238		1,266
Anadarko Petroleum Corp	34,706	2,579		Williams Cos Inc/The	46,795		1,532
Apache Corp	27,173	2,133					$4,957
Cabot Oil & Gas Corp	14,572	725
Chesapeake Energy Corp	36,003	598		Publicly Traded Investment Fund - 0.38%
Chevron Corp	135,918	14,698		iShares Core S&P 500 ETF	24,260		3,471
ConocoPhillips	84,300	4,889
Denbury Resources Inc (a)	26,875	435
				Real Estate - 0.05%
Devon Energy Corp	26,157	1,361		CBRE Group Inc (a)	20,952		417
Diamond Offshore Drilling Inc	4,828	328
Ensco PLC	16,131	956
EOG Resources Inc	18,812	2,272		REITS - 2.13%
EQT Corp	10,390	613		American Tower Corp	27,456		2,122
Exxon Mobil Corp	316,628	27,404		Apartment Investment & Management Co	10,108		274
Helmerich & Payne Inc	7,342	411		AvalonBay Communities Inc	7,943		1,077
Hess Corp	20,636	1,093		Boston Properties Inc	10,477		1,109
Marathon Oil Corp	49,058	1,504		Equity Residential	22,343		1,266
Marathon Petroleum Corp	23,555	1,484		HCP Inc	31,394		1,418
Murphy Oil Corp	12,821	764		Health Care REIT Inc	18,034		1,105
Nabors Industries Ltd (a)	20,166	291		Host Hotels & Resorts Inc	50,331		789
Newfield Exploration Co (a)	9,391	252		Kimco Realty Corp	28,308		547
Noble Corp	17,550	611		Plum Creek Timber Co Inc	11,221		498
Noble Energy Inc	12,354	1,257		Prologis Inc	32,008		1,168
Occidental Petroleum Corp	56,264	4,310		Public Storage	10,013		1,451
Phillips 66	43,460	2,308		Simon Property Group Inc	21,483		3,396
Pioneer Natural Resources Co	8,558	912		Ventas Inc	20,525		1,328
QEP Resources Inc	12,369	374		Vornado Realty Trust	11,763		942
Range Resources Corp	11,294	710		Weyerhaeuser Co	37,607		1,046
Rowan Cos PLC (a)	8,625	270					$19,536
Southwestern Energy Co (a)	24,267	811
Tesoro Corp	9,753	430		Retail - 6.09%
Valero Energy Corp	38,441	1,312		Abercrombie & Fitch Co	5,525		265
				AutoNation Inc (a)	2,706		107
WPX Energy Inc (a)	13,833	206
				AutoZone Inc (a)	2,565		909
		$78,301		Bed Bath & Beyond Inc (a)	15,917		890
Oil & Gas Services - 1.48%				Best Buy Co Inc	18,548		220
Baker Hughes Inc	30,532	1,247		Big Lots Inc (a)	4,021		114
Cameron International Corp (a)	17,133	967		CarMax Inc (a)	15,890		597
FMC Technologies Inc (a)	16,509	707		Chipotle Mexican Grill Inc (a)	2,187		651
Halliburton Co	64,445	2,236		Costco Wholesale Corp	30,030		2,966
National Oilwell Varco Inc	29,647	2,026		CVS Caremark Corp	86,578		4,186
Schlumberger Ltd	92,194	6,388		Darden Restaurants Inc	8,931		403
		$13,571		Dollar General Corp (a)	18,236		804
				Dollar Tree Inc (a)	15,779		640
Packaging & Containers - 0.13%				Family Dollar Stores Inc	6,652		422
Ball Corp	10,684	478		GameStop Corp	8,415		211
Bemis Co Inc	7,173	240		Gap Inc/The	20,642		641
Owens-Illinois Inc (a)	11,426	243
				Home Depot Inc/The	103,834		6,422
Sealed Air Corp	13,508	237		JC Penney Co Inc	9,897		195
		$1,198		Kohl's Corp	14,695		632
Pharmaceuticals - 6.69%				Lowe's Cos Inc	78,104		2,774
Abbott Laboratories	109,771	7,190		Ltd Brands Inc	16,622		782
Allergan Inc/United States	21,357	1,959		Macy's Inc	27,450		1,071

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
McDonald's Corp	69,722	$6,150		Motorola Solutions Inc	19,480	$1,085
Nordstrom Inc	10,561	565		Sprint Nextel Corp (a)	208,658	1,183
O'Reilly Automotive Inc (a)	7,960	712		Verizon Communications Inc	198,193	8,576
PetSmart Inc	7,464	510		Windstream Corp	40,843	338
Ross Stores Inc	15,443	836				$38,010
Staples Inc	46,798	534
Starbucks Corp	51,640	2,769		Textiles - 0.03%
Target Corp	45,195	2,674		Cintas Corp	7,373	302
Tiffany & Co	8,276	475
TJX Cos Inc	50,644	2,150		Toys, Games & Hobbies - 0.13%
Urban Outfitters Inc (a)	7,600	299		Hasbro Inc	8,030	288
Walgreen Co	59,660	2,208		Mattel Inc	23,829	873
Wal-Mart Stores Inc	116,157	7,925				$1,161
Yum! Brands Inc	31,376	2,083
		$55,792		Transportation - 1.51%
				CH Robinson Worldwide Inc	11,194	708
Savings & Loans - 0.06%				CSX Corp	71,625	1,413
Hudson City Bancorp Inc	33,013	268		Expeditors International of Washington Inc	14,513	574
People's United Financial Inc	24,141	292		FedEx Corp	20,285	1,860
		$560		Norfolk Southern Corp	21,948	1,357
Semiconductors - 2.73%				Ryder System Inc	3,550	177
Advanced Micro Devices Inc (a)	42,026	101		Union Pacific Corp	32,667	4,107
Altera Corp	22,262	767		United Parcel Service Inc	49,689	3,664
Analog Devices Inc	20,928	880				$13,860
Applied Materials Inc	83,173	952		TOTAL COMMON STOCKS		$887,834
Broadcom Corp	36,034	1,197			Maturity
First Solar Inc (a)	4,170	129		REPURCHASE AGREEMENTS - 2.01%	Amount (000's)	Value (000's)
Intel Corp	345,563	7,129		Banks - 2.01%
KLA-Tencor Corp	11,564	552		Investment in Joint Trading Account; Credit	$3,328	$3,328
Lam Research Corp (a)	11,899	430		Suisse Repurchase Agreement; 0.19%
Linear Technology Corp	16,069	551		dated 12/31/2012 maturing 01/02/2013
LSI Corp (a)	38,432	272		(collateralized by US Government
Microchip Technology Inc	13,515	440		Securities; $3,394,513; 5.25% - 8.00%;
Micron Technology Inc (a)	70,665	449		dated 11/15/21 - 08/15/29)
NVIDIA Corp	43,393	533		Investment in Joint Trading Account; Deutsche	1,117	1,117
Qualcomm Inc	118,338	7,339		Bank Repurchase Agreement; 0.20% dated
Teradyne Inc (a)	13,046	220		12/31/2012 maturing 01/02/2013
Texas Instruments Inc	77,835	2,408		(collateralized by US Government
Xilinx Inc	18,120	651		Securities; $1,139,587; 1.25% - 4.63%;
		$25,000		dated 10/15/14 - 09/28/16)
Software - 3.59%				Investment in Joint Trading Account; JP	6,240	6,240
Adobe Systems Inc (a)	34,380	1,295		Morgan Repurchasae Agreement; 0.18%
Akamai Technologies Inc (a)	12,324	504		dated 12/31/2012 maturing 01/02/2013
Autodesk Inc (a)	15,604	552		(collateralized by US Government
BMC Software Inc (a)	9,899	393		Securities; $6,364,712; 0.00% - 6.25%;
CA Inc	23,284	512		dated 10/28/13 - 07/15/32)
Cerner Corp (a)	10,127	786		Investment in Joint Trading Account; Merrill	7,726	7,726
Citrix Systems Inc (a)	12,967	853		Lynch Repurchase Agreement; 0.12%
Dun & Bradstreet Corp/The	3,095	243		dated 12/31/2012 maturing 01/02/2013
Electronic Arts Inc (a)	21,190	308		(collateralized by US Government
Fidelity National Information Services Inc	17,307	602		Securities; $7,880,120; 0.00% - 9.38%;
Fiserv Inc (a)	9,269	733		dated 01/02/13 - 01/22/37)
Intuit Inc	19,326	1,150				$18,411
Microsoft Corp	526,040	14,061		TOTAL REPURCHASE AGREEMENTS		$18,411
Oracle Corp	261,038	8,698		Total Investments		$906,245
Red Hat Inc (a)	13,426	711		Other Assets in Excess of Liabilities, Net - 1.13%		$10,348
Salesforce.com Inc (a)	9,072	1,525		TOTAL NET ASSETS - 100.00%		$916,593
		$32,926
Telecommunications - 4.15%				(a) Non-Income Producing Security
AT&T Inc	394,453	13,297		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	43,354	1,696		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	368,706	7,245		these securities totaled $2,541 or 0.28% of net assets.
Corning Inc	102,630	1,295
Crown Castle International Corp (a)	20,359	1,469
Frontier Communications Corp	69,338	297
Harris Corp	7,886	386
JDS Uniphase Corp (a)	16,247	220
Juniper Networks Inc (a)	35,805	704
MetroPCS Communications Inc (a)	21,998	219

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2012

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20.69%
Financial		17.51%
Technology		13.40%
Communications		10.87%
Energy		10.67%
Industrial		9.90%
Consumer, Cyclical		8.80%
Basic Materials		3.36%
Utilities		3.25%
Exchange Traded Funds		0.38%
Diversified		0 .04%
Other Assets in Excess of Liabilities, Net		1.13%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2013	Long	387	$27,278	$27,479	$201
Total					$201

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Account
December 31, 2012

COMMON STOCKS - 99.49%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.75%				Healthcare - Services (continued)
Boeing Co/The	34,359	$2,589		UnitedHealth Group Inc	62,759		$3,404
General Dynamics Corp	51,063	3,537					$7,975
		$6,126		Home Builders - 1.20%
Banks - 16.91%				Pulte Group Inc (a)	146,908		2,668
Capital One Financial Corp	56,505	3,273
Citigroup Inc	68,228	2,699
Fifth Third Bancorp	175,648	2,668		Insurance - 5.62%
				Allstate Corp/The	110,151		4,425
Goldman Sachs Group Inc/The	47,975	6,120		Berkshire Hathaway Inc - Class B (a)	16,132		1,447
JP Morgan Chase & Co	211,053	9,280
US Bancorp	169,987	5,429		MetLife Inc	44,937		1,480
				Protective Life Corp	62,655		1,791
Wells Fargo & Co	238,029	8,136		Prudential Financial Inc	62,920		3,355
		$37,605					$12,498
Biotechnology - 2.41%
Amgen Inc	44,853	3,872		Internet - 2.49%
Gilead Sciences Inc (a)	20,121	1,478		Expedia Inc	25,960		1,595
				IAC/InterActiveCorp	83,372		3,944
		$5,350					$5,539
Chemicals - 3.32%
CF Industries Holdings Inc	16,726	3,398		Media - 2.80%
LyondellBasell Industries NV	57,382	3,276		Comcast Corp - Class A	166,773		6,234
Westlake Chemical Corp	8,826	700
		$7,374		Miscellaneous Manufacturing - 2.08%
				General Electric Co (b)	220,831		4,635
Commercial Services - 1.28%
ADT Corp/The	34,499	1,604
CoreLogic Inc/United States (a)	45,921	1,236		Oil & Gas - 17.11%
		$2,840		Chevron Corp	73,110		7,906
				ConocoPhillips	23,337		1,353
Computers - 1.15%				Exxon Mobil Corp	82,897		7,175
Accenture PLC - Class A	22,577	1,501		Hess Corp	49,643		2,629
EMC Corp/MA (a)	41,378	1,047
				HollyFrontier Corp	40,887		1,903
		$2,548		Marathon Oil Corp	109,646		3,362
Consumer Products - 0.87%				Marathon Petroleum Corp	65,071		4,099
Jarden Corp (a)	37,250	1,926		Noble Corp	40,137		1,398
				Phillips 66	74,586		3,961
				Pioneer Natural Resources Co	16,345		1,742
Cosmetics & Personal Care - 0.37%				Tesoro Corp	57,283		2,523
Procter & Gamble Co/The	12,051	818					$38,051
				Pharmaceuticals - 6.57%
Distribution & Wholesale - 0.66%				Eli Lilly & Co	104,029		5,131
WESCO International Inc (a)	21,738	1,466
				Herbalife Ltd	21,802		718
				Merck & Co Inc	71,836		2,941
Diversified Financial Services - 1.80%				Pfizer Inc	232,018		5,819
Discover Financial Services	104,143	4,015					$14,609
				REITS - 2.93%
Electric - 5.16%				Essex Property Trust Inc	9,922		1,455
DTE Energy Co	79,584	4,779		Simon Property Group Inc	16,510		2,610
NRG Energy Inc	54,229	1,247		Taubman Centers Inc	31,026		2,443
NV Energy Inc	53,122	964					$6,508
Pinnacle West Capital Corp	61,323	3,126
PPL Corp	47,789	1,368		Retail - 6.34%
				Dillard's Inc	33,717		2,824
		$11,484		Foot Locker Inc	63,152		2,028
Electronics - 1.76%				Lowe's Cos Inc	49,568		1,761
Honeywell International Inc	29,989	1,904		Macy's Inc	43,898		1,713
Tyco International Ltd	68,999	2,018		Walgreen Co	91,772		3,397
		$3,922		Wal-Mart Stores Inc	34,885		2,380
							$14,103
Food - 2.17%
ConAgra Foods Inc	91,784	2,707		Software - 0.77%
Kroger Co/The	81,543	2,122		CA Inc	77,681		1,707
		$4,829
Forest Products & Paper - 1.09%				Telecommunications - 5.39%
International Paper Co	60,659	2,417		AT&T Inc	119,889		4,041
				Cisco Systems Inc	343,438		6,749
				Sprint Nextel Corp (a)	211,165		1,197
Healthcare - Services - 3.59%							$11,987
Cigna Corp	39,250	2,098
HCA Holdings Inc	81,961	2,473

See accompanying notes

Schedule of Investments LargeCap Value Account December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000 's)

Water- 0.90%
American Water Works Co Inc	53,666	$1,993

TOTAL COMMON STOCKS		$221,227
	Maturity
REPURCHASE AGREEMENTS - 0.32%	Amount (000's)	Value(000 's)

Banks- 0.32%
Investment in Joint Trading Account; Credit	$129	$129
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $131,128; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	43	43
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $44,021; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	241	241
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $245,865; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	298	298
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $304,404; 0.00% - 9.38%; dated
01/02/13 - 01/22/37)
		$711
TOTAL REPURCHASE AGREEMENTS		$711
Total Investments		$221,938
Other Assets in Excess of Liabilities, Net - 0.19%		$419
TOTAL NET ASSETS - 100.00%		$222,357

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts.
At the end of the period, the value of these securities totaled $1,469 or 0.66% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.58%
Consumer, Non-cyclical		17.26%
Energy		17.11%
Communications		10.68%
Consumer, Cyclical		8.20%
Industrial		6.59%
Utilities		6.06%
Basic Materials		4.41%
Technology		1.92%
Other Assets in Excess of Liabilities, Net		0.19%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2013	Long	8	$565	$568	$3
Total					$3

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Account
December 31, 2012

COMMON STOCKS - 100.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.33%				Holding Companies - Diversified - 1.60%
Lamar Advertising Co (a)	197,362	$7,648		Leucadia National Corp	386,146		$9,186
Banks - 2.46%				Insurance - 13.01%
CIT Group Inc (a)	183,690	7,098		Alleghany Corp (a)	9,980		3,347
M&T Bank Corp	70,845	6,976		Aon PLC	168,535		9,371
		$14,074		Arch Capital Group Ltd (a)	126,070		5,550
				Brown & Brown Inc	320,619		8,163
Beverages - 2.65%				Fairfax Financial Holdings Ltd	8,000		2,884
Beam Inc	100,734	6,154		Loews Corp	359,494		14,649
DE Master Blenders 1753 NV (a)	284,038	3,263
				Markel Corp (a)	28,542		12,371
Molson Coors Brewing Co	135,548	5,800		Marsh & McLennan Cos Inc	168,148		5,796
		$15,217		Progressive Corp/The	300,310		6,336
Building Materials - 0.80%				White Mountains Insurance Group Ltd	11,793		6,073
Martin Marietta Materials Inc	48,436	4,567					$74,540
				Internet - 4.05%
Chemicals - 1.86%				Liberty Interactive Corp (a)	516,827		10,171
Airgas Inc	80,453	7,346		Liberty Ventures (a)	41,327		2,800
Ecolab Inc	45,806	3,293		VeriSign Inc (a)	264,306		10,261
		$10,639					$23,232
Commercial Services - 4.64%				Lodging - 0.67%
ADT Corp/The	140,459	6,530		Wynn Resorts Ltd	34,093		3,835
Ascent Capital Group Inc (a)	58,519	3,625
Iron Mountain Inc	109,465	3,399
Live Nation Entertainment Inc (a)	200,811	1,869		Machinery - Diversified - 0.27%
				Xylem Inc/NY	58,076		1,574
Macquarie Infrastructure Co LLC	77,544	3,533
Moody's Corp	151,725	7,635
		$26,591		Media - 9.84%
				Discovery Communications Inc - C Shares (a)	235,268		13,763
Consumer Products - 0.44%				FactSet Research Systems Inc	24,884		2,191
Clorox Co/The	34,342	2,514		Liberty Global Inc - A Shares (a)	124,030		7,813
				Liberty Global Inc - B Shares (a)	72,962		4,287
Distribution & Wholesale - 1.50%				Liberty Media Corp - Liberty Capital (a)	206,957		24,009
Fastenal Co	82,467	3,850		McGraw-Hill Cos Inc/The	79,045		4,321
WW Grainger Inc	23,396	4,735					$56,384
		$8,585		Mining - 1.60%
Diversified Financial Services - 2.82%				Franco-Nevada Corp	160,221		9,146
Charles Schwab Corp/The	539,734	7,751
LPL Financial Holdings Inc	182,649	5,143		Miscellaneous Manufacturing - 0.39%
SLM Corp	190,380	3,261		Donaldson Co Inc	68,210		2,240
		$16,155
Electric - 1.68%				Oil & Gas - 3.58%
Brookfield Infrastructure Partners LP	100,940	3,558		Cimarex Energy Co	65,677		3,791
Calpine Corp (a)	210,554	3,817		EOG Resources Inc	51,453		6,215
National Fuel Gas Co	44,467	2,254		EQT Corp	19,947		1,176
		$9,629		Marathon Petroleum Corp	97,120		6,119
				Nabors Industries Ltd (a)	221,307		3,198
Electronics - 2.89%
Gentex Corp/MI	335,072	6,306					$20,499
Sensata Technologies Holding NV (a)	137,093	4,453		Pharmaceuticals - 1.61%
Tyco International Ltd	198,459	5,805		Mead Johnson Nutrition Co	29,886		1,969
		$16,564		Valeant Pharmaceuticals International Inc (a)	121,596		7,268
Environmental Control - 0.38%							$9,237
Covanta Holding Corp	118,183	2,177		Pipelines - 4.30%
				Kinder Morgan Inc/Delaware	289,413		10,225
				Kinder Morgan Inc/Delaware - Warrants (a)	102,399		387
Healthcare - Products - 3.42%
Becton Dickinson and Co	88,458	6,916		Williams Cos Inc/The	428,341		14,024
CR Bard Inc	72,039	7,041					$24,636
DENTSPLY International Inc	141,928	5,622		Private Equity - 0.83%
		$19,579		Onex Corp	112,056		4,737
Healthcare - Services - 3.17%
Laboratory Corp of America Holdings (a)	146,144	12,659		Real Estate - 5.42%
Quest Diagnostics Inc	95,028	5,537		Brookfield Asset Management Inc	486,856		17,843
		$18,196		CBRE Group Inc (a)	237,496		4,726
				Forest City Enterprises Inc (a)	374,208		6,044
				Howard Hughes Corp/The (a)	33,233		2,427
							$31,040

See accompanying notes

Schedule of Investments MidCap Blend Account December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS - 1.63%
General Growth Properties Inc	321,846	$6,389
Vornado Realty Trust	36,567	2,928
		$9,317

Retail - 10.62%
AutoZone Inc (a)	20,527	7,275
Burger King Worldwide Inc	397,444	6,534
CarMax Inc (a)	136,533	5,125
Copart Inc (a)	168,008	4,956
Dollar General Corp (a)	144,038	6,351
O'Reilly Automotive Inc (a)	187,308	16,749
TJX Cos Inc	326,632	13,866
		$60,856

Savings & Loans - 0.20%
BankUnited Inc	46,709	1,142

Semiconductors - 1.43%
Microchip Technology Inc	251,874	8,209

Software - 2.69%
Fidelity National Information Services Inc	212,978	7,414
Intuit Inc	134,640	8,011
		$15,425

Telecommunications - 4.87%
Crown Castle International Corp (a)	117,964	8,512
EchoStar Corp (a)	149,675	5,122
Motorola Solutions Inc	187,432	10,436
SBA Communications Corp (a)	54,302	3,857
		$27,927

Textiles - 1.09%
Mohawk Industries Inc (a)	68,787	6,223

Transportation - 0.53%
Expeditors International of Washington Inc	76,619	3,030

TOTAL COMMON STOCKS		$574,550
Total Investments		$574,550
Liabilities in Excess of Other Assets, Net - (0.27)%		$(1,529)
TOTAL NET ASSETS - 100.00%		$573,021

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.37%
Communications		20.09%
Consumer, Non-cyclical		15.93%
Consumer, Cyclical		13.88%
Energy		7.88%
Industrial		5.26%
Technology		4.12%
Basic Materials		3.46%
Utilities		1.68%
Diversified		1.60%
Liabilities in Excess of Other Assets, Net		(0.27)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Money Market Account
December 31, 2012

INVESTMENT COMPANIES - 4.73%	Shares Held	Value	(000	's)		Principal
Publicly Traded Investment Fund - 4.73%					BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	6,000,000		$6,000		Other Asset Backed Securities (continued)
Portfolio					GE Equipment Transportation LLC
DWS Money Market Series	3,320,000		3,320		0.26%, 10/24/2013(a)	$1,209		$1,209
STIT - Liquid Assets Portfolio	5,120,000		5,120		Macquarie Equipment Funding Trust
			$14,440		0.29%, 10/21/2013(a),(b)	532		532
TOTAL INVESTMENT COMPANIES			$14,440					$3,558
	Principal				Retail - 0.36%
BONDS- 8.39%	Amount (000's)	Value	(000	's)	Target Corp
Automobile Asset Backed Securities - 3.65%					0.38%, 01/11/2013(a)	1,100		1,100
Ally Auto Receivables Trust 2012-3
0.34%, 06/17/2013(a)	$113		$113		TOTAL BONDS			$25,600
Ally Auto Receivables Trust 2012-SN1						Principal
0.25%, 09/20/2013(a)	695		695		MUNICIPAL BONDS - 9.33%	Amount (000's)	Value	(000	's)
AmeriCredit Automobile Receivables Trust
0.30%, 09/09/2013(a)	888		888		California - 0.43%
CarMax Auto Owner Trust					California Statewide Communities
0.23%, 10/15/2013(a)	1,046		1,046		Development Authority (credit support from
Enterprise Fleet Financing LLC					Fannie Mae)
0.33%, 09/20/2013(a),(b)	1,103		1,103		0.23%, 01/08/2013	$750		$750
Ford Credit Auto Owner Trust					San Jose Redevelopment Agency (credit
0.22%, 12/15/2013(a),(b)	1,298		1,298		support from JP Morgan Chase & Co)
Hyundai Auto Lease Securitization Trust					0.19%, 01/08/2013	565		565
2012-A								$1,315
0.38%, 06/17/2013(b)	290		290		Colorado - 1.01%
Hyundai Auto Receivables Trust					City of Colorado Springs CO Utilities System
0.29%, 07/15/2013(a)	387		387		Revenue (credit support from Bank of
Mercedes-Benz Auto Receivables Trust					America)
0.23%, 09/16/2013(a)	1,103		1,103		0.21%, 01/08/2013	1,600		1,600
Navistar Financial 2012-A Owner Trust					Denver City & County School District No
0.43%, 07/18/2013(a),(b)	497		497		1 (credit support from AGM, Wells Fargo)
Nissan Auto Lease Trust					0.18%, 01/08/2013	1,500		1,500
0.25%, 10/15/2013(a)	974		974					$3,100
Nissan Auto Receivables Owner Trust
0.26%, 08/15/2013	706		706		Connecticut - 0.55%
Santander Drive Auto Receivables Trust 2012-					Connecticut Housing Finance
4					Authority (credit support from Federal Home
0.43%, 07/15/2013	159		159		Loan Bank)
Volkswagen Auto Loan Enhanced Trust					0.17%, 01/08/2013	1,680		1,680
0.23%, 10/21/2013(a)	1,517		1,517
Wheels SPV LLC					Illinois - 0.13%
0.50%, 05/20/2013(a),(b)	187		187
					Memorial Health System/IL (credit support
World Omni Automobile Lease Securitization					from JP Morgan Chase & Co)
Trust					0.17%, 01/08/2013	400		400
0.33%, 06/17/2013(a)	179		179
			$11,142
					Indiana - 0.13%
Banks- 1.90%					Ball State University Foundation Inc (credit
JP Morgan Chase Bank NA					support from US Bank)
0.33%, 01/21/2014(a)	2,000		2,000		0.19%, 01/02/2013	400		400
0.37%, 07/09/2013(a)	2,000		2,000
Wells Fargo Bank NA
0.38%, 01/22/2014(a)	1,800		1,800		Iowa- 0.33%
			$5,800		Iowa Finance Authority (credit support from
					FHLB 100%, Fannie Mae 78.25% and Ginnie
Diversified Financial Services - 0.66%					Mae 21.75%)
MetLife Inc					0.18%, 01/08/2013	1,000		1,000
0.63%, 08/16/2013(a),(c)	2,000		2,000
					Minnesota - 0.04%
Insurance - 0.65%					Minnesota Housing Finance Agency (credit
New York Life Global					support from State Street Bank & Trust)
0.31%, 07/26/2013(a),(c)	2,000		2,000		0.21%, 01/08/2013	110		110
Other Asset Backed Securities - 1.17%					New Mexico - 0.46%
CIT Equipment Collateral					City of Las Cruces NM (credit support from
0.44%, 04/22/2013(a),(b)	224		223		Wells Fargo)
CNH Equipment Trust					0.21%, 01/08/2013	200		200
0.38%, 07/12/2013	670		670
GE Equipment Midticket LLC
0.23%, 08/22/2013	924		924

See accompanying notes

Schedule of Investments
Money Market Account
December 31, 2012

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
New Mexico (continued)					Washington (continued)
Village of Los Lunas NM (credit support from					Washington State Housing Finance
Wells Fargo)					Commission (credit support from Wells
0.21%, 01/08/2013	$1,200		$1,200		Fargo)
			$1,400		0.26%, 01/08/2013	$800		$800
								$1,255
New York - 3.72%					TOTAL MUNICIPAL BONDS			$28,485
Housing Development Corp/NY (credit
support from Fannie Mae)						Maturity
0.17%, 01/08/2013	2,350		2,350		REPURCHASE AGREEMENTS - 6.23%	Amount (000's)	Value	(000	's)
Housing Development Corp/NY (credit					Banks- 6.23%
support from Freddie Mac)					Deutsche Bank Repurchase Agreement; 0.20% $	4,000		$4,000
0.17%, 01/08/2013	1,520		1,520		dated 12/31/2012 maturing 01/02/2013
Housing Development Corp/NY (credit					(collateralized by US Government
support from Landesbank Hessen Thueringen)					Securities; $4,080,000; 0.00% - 0.38%;
0.18%, 01/08/2013	2,000		2,000		dated 10/30/13 - 01/15/29)
New York State Housing Finance					Goldman Sachs Repurchase Agreement;	15,000		15,000
Agency (credit support from Fannie Mae)					0.20% dated 12/31/2012 maturing
0.19%, 01/08/2013	900		900		01/02/2013 (collateralized by US
0.20%, 01/08/2013	1,560		1,560		Government Security; $15,300,000; 0.28%;
0.31%, 01/08/2013	1,700		1,700		dated 10/25/13)
New York State Housing Finance								$19,000
Agency (credit support from Freddie Mac)					TOTAL REPURCHASE AGREEMENTS			$19,000
0.19%, 01/08/2013	1,300		1,300			Principal
			$11,330		COMMERCIAL PAPER - 70.90%	Amount (000's)	Value	(000	's)
North Carolina - 0.38%					Automobile Manufacturers - 1.90%
City of Raleigh NC (credit support from					BMW US Capital LLC (credit support from
Wachovia Bank NA)					BMW AG)
0.21%, 01/08/2013	840		840		0.11%, 01/02/2013(b)	$2,000		$2,000
Rowan County Industrial Facilities & Pollution					Toyota Financial Services de Puerto Rico
Control Financing Authority (credit support					Inc (credit support from Toyota Financial
from Wells Fargo)					Services)
0.26%, 01/08/2013	350		350		0.19%, 01/16/2013	1,800		1,800
			$1,190		Toyota Motor Credit Corp
Ohio- 0.33%					0.21%, 01/07/2013	2,000		2,000
Ohio Higher Educational Facility								$5,800
Commission (credit support from US Bank)					Banks- 21.92%
0.18%, 01/08/2013	1,000		1,000		Australia & New Zealand Banking Group Ltd
					0.21%, 02/21/2013(b),(d)	1,700		1,699
Pennsylvania - 0.56%					Bank of Nova Scotia/New York
Luzerne County Industrial Development					0.12%, 01/02/2013	2,200		2,200
Authority (credit support from Wells Fargo)					Bank of Tokyo-Mitsubishi UFJ Ltd/New York
0.26%, 01/08/2013	955		955		NY
Montgomery County Industrial Development					0.17%, 01/30/2013	1,000		1,000
Authority/PA (credit support from JP Morgan					0.23%, 03/07/2013	1,600		1,599
Chase & Co)					Commonwealth Bank of Australia
					0.20%, 01/08/2013(b),(d)	1,375		1,375
0.35%, 01/08/2013	750		750		0.21%, 02/28/2013(b),(d)	2,000		1,999
			$1,705		0.31%, 02/11/2013(b),(d)	2,000		1,999
Rhode Island - 0.33%					Credit Suisse/New York NY
Rhode Island Student Loan Authority (credit					0.26%, 03/20/2013	2,000		1,999
support from State Street Bank & Trust)					Deutsche Bank Financial LLC (credit support
0.15%, 01/08/2013	1,000		1,000		from Deutsche Bank)
					0.22%, 01/31/2013	2,000		2,000
Texas- 0.52%					DNB Bank ASA
					0.22%, 02/11/2013(b),(d)	2,000		2,000
South Central Texas Industrial Development					0.24%, 02/26/2013(b),(d)	2,000		1,999
Corp (credit support from JP Morgan Chase &
Co)					HSBC USA Inc
0.19%, 01/08/2013	1,600		1,600		0.24%, 03/08/2013	2,000		1,999
					0.25%, 02/19/2013	1,650		1,649
					0.26%, 04/19/2013	2,000		1,998
Washington - 0.41%					JP Morgan Chase & Co
Washington State Housing Finance					0.25%, 06/28/2013	2,000		1,998
Commission (credit support from Bank of					Manhattan Asset Funding Co LLC
America)					0.21%, 01/02/2013(b)	1,500		1,500
0.29%, 01/08/2013	455		455		0.21%, 01/14/2013(b)	1,900		1,900
					0.21%, 01/28/2013(b)	1,900		1,900
					0.23%, 02/13/2013(b)	2,000		1,999
					Mitsubishi UFJ Trust & Banking Corp/NY
					0.23%, 02/25/2013(b)	2,000		1,999

See accompanying notes

Schedule of Investments
Money Market Account
December 31, 2012

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Diversified Financial Services (continued)
Mizuho Funding LLC (credit support from				Dealer Capital Access Trust LLC (continued)
Mizuho Corp Bank)				0.37%, 01/22/2013	$2,100	$2,099
0.25%, 01/15/2013(b)	$1,800	$1,800		0.39%, 01/07/2013	2,000	2,000
0.25%, 02/04/2013(b)	1,900	1,900		Fairway Finance LLC
0.25%, 03/14/2013(b)	2,000	1,999		0.21%, 03/22/2013(b)	2,000	1,999
National Australia Funding Delaware				Gotham Funding Corp
Inc (credit support from National Australia				0.20%, 01/16/2013(b)	2,000	2,000
Bank)				0.20%, 02/07/2013(b)	2,000	1,999
0.25%, 04/23/2013(b)	1,300	1,299		0.25%, 01/02/2013(b)	2,000	2,000
0.27%, 05/01/2013(b)	2,300	2,298		ING US Funding LLC (credit support from
0.36%, 01/14/2013(b)	2,000	2,000		ING Bank)
Oversea-Chinese Banking Corp Ltd				0.22%, 01/11/2013	2,200	2,200
0.22%, 01/24/2013(d)	2,100	2,100		John Deere Bank SA (credit support from
Skandinaviska Enskilda Banken AB				John Deere Capital Corp)
0.27%, 04/16/2013(b),(d)	2,000	1,998		0.16%, 01/29/2013(b)	500	500
0.28%, 04/09/2013(b),(d)	1,600	1,599		0.18%, 01/25/2013(b)	2,000	2,000
Societe Generale North America Inc (credit				John Deere Financial Inc (credit support from
support from Societe Generale)				John Deere Capital Corp)
0.21%, 01/03/2013	1,800	1,800		0.19%, 01/31/2013(b)	2,500	2,499
0.23%, 01/16/2013	1,000	1,000		Jupiter Securitization Co LLC
Standard Chartered Bank/New York				0.21%, 03/04/2013(b)	2,000	1,999
0.28%, 03/11/2013(b)	2,000	1,999		0.21%, 03/06/2013(b)	1,500	1,499
0.28%, 04/30/2013(b)	2,000	1,998		Liberty Street Funding LLC
0.31%, 01/22/2013(b)	2,000	2,000		0.18%, 01/08/2013(b)	1,500	1,500
Sumitomo Mitsui Banking Corp				0.19%, 01/15/2013(b)	2,100	2,100
0.23%, 01/29/2013(b),(d)	2,200	2,200		0.22%, 02/04/2013(b)	1,500	1,500
0.24%, 03/18/2013(b),(d)	2,100	2,099		0.22%, 02/05/2013(b)	2,000	1,999
		$66,900		Market Street Funding LLC
				0.20%, 01/09/2013(b)	1,800	1,800
Beverages - 1.18%				0.20%, 01/25/2013(b)	2,100	2,100
Anheuser-Busch InBev Worldwide Inc (credit				0.20%, 02/04/2013(b)	1,244	1,244
support from Anheuser-Busch InBev SA/NV				0.21%, 03/15/2013(b)	2,037	2,036
Anheuser-Busch Companies, Inc., BrandBrew				Nieuw Amsterdam Receivables Corp
S.A., Cobrew NV/SA)				0.18%, 01/23/2013(b)	1,900	1,900
0.18%, 01/04/2013(b)	1,600	1,600
				0.21%, 01/17/2013(b)	2,000	2,000
0.24%, 01/02/2013(b)	2,000	2,000
				0.21%, 02/04/2013(b)	1,500	1,500
		$3,600		0.22%, 02/06/2013(b)	2,000	1,999
Commercial Services - 0.66%				Nordea North America Inc/DE (credit support
Catholic Health Initiatives				from Nordea Bank)
0.18%, 03/13/2013	2,000	1,999		0.24%, 02/08/2013	2,200	2,199
				0.25%, 03/05/2013	2,300	2,299
				Private Export Funding Corp
Consumer Products - 1.12%				0.26%, 06/27/2013(b)	2,000	1,997
Reckitt Benckiser Treasury Services				0.27%, 06/03/2013(b)	1,600	1,598
PLC (credit support from Reckitt Benckiser				0.28%, 05/03/2013(b)	2,000	1,998
Group)				River Fuel Co No 2 Inc (credit support from
0.23%, 04/29/2013(b)	2,135	2,133
0.40%, 08/05/2013(b)	1,300	1,297		Bank of Nova Scotia)
				0.21%, 01/15/2013	1,427	1,427
		$3,430		Sheffield Receivables Corp
				0.21%, 01/08/2013(b)	2,000	2,000
Diversified Financial Services - 31.42%				0.22%, 01/04/2013(b)	2,200	2,200
Alpine 0.18%, Securitization 01/11/2013 Corp (b)	1,700	1,700		0.25%, 01/23/2013(b)	2,000	2,000
0.19%, 01/02/2013(b)	1,700	1,700		Thunder Bay Funding LLC
0.19%, 01/18/2013(b)	2,000	2,000		0.20%, 03/19/2013(b)	2,000	1,999
BNP Paribas Finance Inc (credit support from				Toyota Credit Canada Inc (credit support from
BNP Paribas)				Toyota Financial Services)
0.23%, 01/10/2013	2,000	2,000		0.22%, 01/17/2013	2,100	2,100
Bryant Park Funding LLC				UOB Funding LLC (credit support from
0.18%, 01/07/2013(b)	1,300	1,300		United Overseas Bank Ltd)
0.18%, 01/10/2013(b)	2,100	2,100		0.22%, 01/28/2013	1,800	1,800
Caterpillar Financial Services Corp (credit				0.23%, 04/15/2013	1,350	1,349
support from Caterpillar Inc)				0.26%, 01/24/2013	2,000	2,000
0.19%, 02/15/2013	1,150	1,150		0.30%, 02/25/2013	2,000	1,999
Collateralized Commercial Paper Co LLC				Variable Funding Capital Co LLC
				0.14%, 01/31/2013(b)	2,000	2,000
0.25%, 01/18/2013	2,000	2,000		0.14%, 02/01/2013(b)	1,500	1,500
0.25%, 02/01/2013	2,000	1,999
Dealer Capital Access Trust LLC						$95,886
0.35%, 01/04/2013	1,500	1,500
0.37%, 01/07/2013	1,500	1,500

See accompanying notes

Schedule of Investments
Money Market Account
December 31, 2012

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	Financial	64.49%
			Insured	9.33%
Electric - 5.62%			Utilities	5.62%
GDF Suez			Asset Backed Securities	4.82%
0.22%, 01/04/2013(b)	$2,000	$2,000	Exchange Traded Funds	4.73%
0.22%, 02/19/2013(b)	2,200	2,199	Industrial	3.11%
0.24%, 01/02/2013(b)	1,600	1,600	Consumer, Non-cyclical	2.96%
0.24%, 01/09/2013(b)	1,650	1,650	Government	2.26%
Oglethorpe Power Corp			Consumer, Cyclical	2.26%
0.22%, 02/19/2013(b)	2,300	2,299	Energy	0.46%
0.33%, 01/08/2013(b)	1,600	1,600	Liabilities in Excess of Other Assets, Net	(0.04)%
0.35%, 01/03/2013(b)	2,000	2,000	TOTAL NET ASSETS	100.00%
Southern Co Funding Corp
0.22%, 01/17/2013(b)	2,100	2,100
0.23%, 01/10/2013(b)	1,700	1,700
		$17,148
Insurance - 1.25%
Prudential Funding LLC (credit support from
Prudential Financial Inc)
0.18%, 01/16/2013	2,000	2,000
Prudential PLC
0.25%, 02/05/2013(b)	1,800	1,799
		$3,799
Miscellaneous Manufacturing - 3.11%
Danaher Corp
0.15%, 01/03/2013(b)	2,000	2,000
Dover Corp
0.07%, 01/02/2013(b)	3,300	3,300
0.12%, 01/02/2013(b)	1,700	1,700
Illinois Tool Works Inc
0.12%, 01/02/2013(b)	2,500	2,500
		$9,500
Oil & Gas - 0.46%
BP Capital Markets PLC (credit support from
BP PLC)
0.24%, 04/18/2013(b)	1,400	1,399
Supranational Bank - 2.26%
Corp Andina de Fomento
0.23%, 01/22/2013(b)	2,000	2,000
0.24%, 02/15/2013(b)	1,600	1,599
0.28%, 01/03/2013(b)	1,800	1,800
0.29%, 04/10/2013(b)	1,500	1,499
		$6,898
TOTAL COMMERCIAL PAPER		$216,359
	Principal
CERTIFICATE OF DEPOSIT - 0.46%	Amount (000's)	Value (000's)

Banks - 0.46%
Bank of Nova Scotia/Houston
0.39%, 01/10/2014(a),(d)	1,400	1,400

TOTAL CERTIFICATE OF DEPOSIT		$1,400
Total Investments		$305,284
Liabilities in Excess of Other Assets, Net - (0.04)%		$(128)
TOTAL NET ASSETS - 100.00%		$305,156

(a)	Variable Rate. Rate shown is in effect at December 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $159,727 or 52.34% of net assets.
(c) Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2012

COMMON STOCKS - 97.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.23%			Computers (continued)
Boeing Co/The	28,479	$2,146	International Business Machines Corp	11,555		$2,213
Northrop Grumman Corp	8,355	565				$6,196
Teledyne Technologies Inc (a)	9,850	641
		$3,352	Consumer Products - 1.47%
			Clorox Co/The	7,162		524
Agriculture - 0.27%			Kimberly-Clark Corp	4,935		417
Archer-Daniels-Midland Co	15,108	414	Tupperware Brands Corp	11,277		723
			WD-40 Co	11,825		557
Airlines - 0.68%						$2,221
Alaska Air Group Inc (a)	17,037	734	Cosmetics & Personal Care - 1.09%
Cathay Pacific Airways Ltd ADR	32,049	297	Procter & Gamble Co/The	24,096		1,636
		$1,031
Apparel - 1.33%			Distribution & Wholesale - 0.52%
Nike Inc	38,826	2,003	Pool Corp	18,430		780
Automobile Manufacturers - 1.01%			Diversified Financial Services - 3.03%
Nissan Motor Co Ltd ADR	11,946	228	Ameriprise Financial Inc	7,469		468
PACCAR Inc	28,758	1,300	Charles Schwab Corp/The	94,900		1,363
		$1,528	Franklin Resources Inc	15,828		1,990
			T Rowe Price Group Inc	11,400		742
Automobile Parts & Equipment - 0.77%						$4,563
Autoliv Inc	4,715	318
Johnson Controls Inc	27,590	847	Electric - 1.00%
		$1,165	Duke Energy Corp	11,376		726
			Edison International	16,575		749
Banks - 5.57%			Xcel Energy Inc	1,000		26
City National Corp/CA	9,331	462				$1,501
East West Bancorp Inc	21,243	457
JP Morgan Chase & Co	42,629	1,874	Electronics - 1.91%
PNC Financial Services Group Inc	5,525	322	Electro Scientific Industries Inc	4,699		47
State Street Corp	16,325	767	FEI Co	10,746		596
SVB Financial Group (a)	5,100	286	FLIR Systems Inc	10,900		243
US Bancorp	40,075	1,280	Thermo Fisher Scientific Inc	10,050		641
Wells Fargo & Co	81,135	2,773	Trimble Navigation Ltd (a)	11,335		678
Westamerica Bancorporation	4,014	171	Waters Corp (a)	7,731		673
		$8,392				$2,878
Beverages - 1.97%			Engineering & Construction - 0.78%
Brown-Forman Corp	10,731	679	Granite Construction Inc	12,325		414
Coca Cola Hellenic Bottling Co SA ADR(a)	4,393	104	Jacobs Engineering Group Inc (a)	17,821		759
Coca-Cola Co/The	20,450	741				$1,173
PepsiCo Inc	21,057	1,441
		$2,965	Environmental Control - 0.54%
			Darling International Inc (a)	5,102		82
Biotechnology - 1.38%			Energy Recovery Inc (a)	9,396		32
Gilead Sciences Inc (a)	19,881	1,460	Waste Connections Inc	20,612		696
Life Technologies Corp (a)	12,628	620				$810
		$2,080	Food - 1.96%
Building Materials - 0.78%			Campbell Soup Co	4,300		150
Apogee Enterprises Inc	21,902	525	Dairy Farm International Holdings Ltd ADR	16,876		923
Simpson Manufacturing Co Inc	19,861	651	General Mills Inc	27,839		1,125
		$1,176	Kroger Co/The	28,917		752
Chemicals - 2.34%						$2,950
EI du Pont de Nemours & Co	8,950	402	Gas - 1.72%
FMC Corp	15,050	881	Sempra Energy	36,597		2,596
International Flavors & Fragrances Inc	13,116	873
PPG Industries Inc	5,400	731
Sigma-Aldrich Corp	8,615	634	Healthcare - Products - 1.43%
			Becton Dickinson and Co	6,847		535
		$3,521	Medtronic Inc	13,770		565
Commercial Services - 1.53%			Techne Corp	5,825		398
Hertz Global Holdings Inc (a)	52,000	846	Varian Medical Systems Inc (a)	9,362		658
Robert Half International Inc	12,850	409				$2,156
TrueBlue Inc (a)	22,666	357
			Healthcare - Services - 0.84%
Weight Watchers International Inc	13,085	685	DaVita HealthCare Partners Inc (a)	6,424		710
		$2,297	Health Net Inc (a)	4,355		106
Computers - 4.11%			Universal Health Services Inc	9,348		452
Apple Inc	5,390	2,873				$1,268
EMC Corp/MA (a)	43,850	1,110

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 2.25%			Pharmaceuticals - 6.35%
ACE Ltd	6,597	$526	Abbott Laboratories	25,510		$1,671
Fidelity National Financial Inc	22,825	538	Allergan Inc/United States	22,398		2,054
HCC Insurance Holdings Inc	27,124	1,009	Bristol-Myers Squibb Co	40,002		1,304
MetLife Inc	13,650	450	Forest Laboratories Inc (a)	6,581		232
StanCorp Financial Group Inc	7,616	279	Johnson & Johnson	20,936		1,468
XL Group PLC	23,262	583	McKesson Corp	18,224		1,767
		$3,385	Teva Pharmaceutical Industries Ltd ADR	9,710		363
			VCA Antech Inc (a)	15,961		336
Internet - 3.31%			Watson Pharmaceuticals Inc (a)	4,280		368
Amazon.com Inc (a)	5,112	1,284
eBay Inc (a)	25,661	1,309				$9,563
Google Inc (a)	3,363	2,386	REITS - 3.64%
		$4,979	Alexandria Real Estate Equities Inc	13,855		961
			Annaly Capital Management Inc	6,700		94
Iron & Steel - 1.17%			Essex Property Trust Inc	4,333		636
Reliance Steel & Aluminum Co	15,710	976	HCP Inc	29,400		1,328
Schnitzer Steel Industries Inc	25,685	779	Plum Creek Timber Co Inc	9,050		402
		$1,755	Sabra Health Care REIT Inc	6,554		142
Leisure Products & Services - 0.62%			Ventas Inc	5,583		361
Ambassadors Group Inc	14,671	62	Weyerhaeuser Co	55,978		1,557
Carnival Corp	13,375	492				$5,481
Harley-Davidson Inc	7,924	387	Retail - 6.37%
		$941	Best Buy Co Inc	4,075		48
Lodging - 0.25%			Copart Inc (a)	32,050		945
Red Lion Hotels Corp (a)	47,267	373	Costco Wholesale Corp	26,635		2,631
			CVS Caremark Corp	11,748		568
			Home Depot Inc/The	14,163		876
Machinery - Construction & Mining - 0.20%			Jack in the Box Inc (a)	7,850		225
Caterpillar Inc	3,310	297	McDonald's Corp	5,440		480
			Nordstrom Inc	26,396		1,412
Machinery - Diversified - 1.09%			Starbucks Corp	37,988		2,037
AGCO Corp (a)	3,450	169	Yum! Brands Inc	5,675		377
Deere & Co	17,100	1,478				$9,599
		$1,647	Savings & Loans - 0.70%
Media - 2.38%			Washington Federal Inc	62,419		1,053
Viacom Inc	22,300	1,176
Walt Disney Co/The	48,498	2,415	Semiconductors - 3.37%
		$3,591	Applied Materials Inc	47,487		543
Metal Fabrication & Hardware - 0.67%			Avago Technologies Ltd	12,200		386
Precision Castparts Corp	5,312	1,006	Intel Corp	62,680		1,293
			Lam Research Corp (a)	16,601		600
			LSI Corp (a)	30,545		216
Mining - 0.59%			Microchip Technology Inc	26,884		876
Freeport-McMoRan Copper & Gold Inc	26,160	895	QLogic Corp (a)	18,325		178
			Qualcomm Inc	12,575		780
Miscellaneous Manufacturing - 1.94%			Supertex Inc	11,814		208
Aptargroup Inc	11,244	536				$5,080
Crane Co	11,625	538	Software - 5.41%
General Electric Co	88,271	1,853	Actuate Corp (a)	33,286		186
		$2,927	Adobe Systems Inc (a)	35,340		1,332
			Autodesk Inc (a)	14,500		513
Oil & Gas - 9.28%			BMC Software Inc (a)	7,575		300
Apache Corp	24,660	1,936	Informatica Corp (a)	10,775		327
Berry Petroleum Co	2,133	71
Chevron Corp	36,158	3,910	Microsoft Corp	111,736		2,987
			Omnicell Inc (a)	16,541		246
CNOOC Ltd ADR	2,047	450
Devon Energy Corp	20,535	1,069	Oracle Corp	57,809		1,926
			Tyler Technologies Inc (a)	6,814		330
Energen Corp	12,650	570
Exxon Mobil Corp	27,651	2,393				$8,147
HollyFrontier Corp	8,800	410	Telecommunications - 4.09%
Nabors Industries Ltd (a)	17,984	260
			AT&T Inc	57,650		1,943
Occidental Petroleum Corp	26,586	2,037	China Mobile Ltd ADR	19,390		1,139
Total SA ADR	16,750	871	Cisco Systems Inc	41,068		807
		$13,977	Corning Inc	47,376		598
			Polycom Inc (a)	25,175		263
Oil & Gas Services - 0.56%
Natural Gas Services Group Inc (a)	19,060	313	Verizon Communications Inc	32,650		1,413
Schlumberger Ltd	7,580	525				$6,163
		$838

See accompanying notes

Schedule of Investments Principal Capital Appreciation Account December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value (000's)

Toys, Games & Hobbies - 0.81%
Hasbro Inc	9,720	$349
Mattel Inc	23,745	869
		$1,218
Transportation - 1.84%
Con-way Inc	7,031	196
Expeditors International of Washington Inc	38,203	1,511
Union Pacific Corp	8,460	1,063
		$2,770
Trucking & Leasing - 0.22%
Greenbrier Cos Inc (a)	20,740	335
Water- 0.19%
California Water Service Group	15,400	283
TOTAL COMMON STOCKS		$146,955
	Maturity
REPURCHASE AGREEMENTS - 1.66%	Amount (000's)	Value (000's)
Banks- 1.66%
Investment in Joint Trading Account; Credit	$452	$453
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $461,529; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	152	152
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $154,942; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	848	848
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $865,366; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	1,050	1,050
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,071,405; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$2,503
TOTAL REPURCHASE AGREEMENTS		$2,503
Total Investments		$149,458
Other Assets in Excess of Liabilities, Net - 0.78%		$1,173
TOTAL NET ASSETS - 100.00%		$150,631
(a) Non-Income Producing Security
Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.29%
Financial		16.85%
Technology		12.89%
Consumer, Cyclical		12.37%
Industrial		12.20%
Energy		9.84%
Communications		9.78%
Basic Materials		4.09%
Utilities		2.91%
Other Assets in Excess of Liabilities, Net		0.78%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Account December 31, 2012

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 67.78%
Bond Market Index Fund (a)	426,757	$4,716
Core Plus Bond Fund I (a)	472,233	5,341
Diversified International Fund (a)	156,720	1,603
Diversified Real Asset Fund (a)	152,679	1,782
Equity Income Fund (a)	100,860	1,970
Global Diversified Income Fund (a)	163,743	2,278
Global Multi-Strategy Fund (a)	55,646	579
High Yield Fund I (a)	135,217	1,433
Inflation Protection Fund (a)	292,820	2,705
International Emerging Markets Fund (a)	34,328	888
International Equity Index Fund (a)	66,653	680
International Fund I (a)	89,864	1,009
LargeCap Value Fund I (a)	175,211	2,043
MidCap Blend Fund (a)	124,266	1,951
Overseas Fund (a)	169,566	1,748
SmallCap Growth Fund I (a),(b)	61,305	676
SmallCap Value Fund II (a)	66,563	701
		$32,103

Principal Variable Contracts Funds, Inc. Class 1 - 32.25%
Bond & Mortgage Securities Account (a)	467,312	5,485
LargeCap Growth Account I (a)	118,959	2,947
LargeCap S&P 500 Index Account (a)	181,029	1,872
LargeCap Value Account (a)	38,947	1,103
Short-Term Income Account (a)	1,480,397	3,864
		$15,271
TOTAL INVESTMENT COMPANIES		$47,374
Total Investments		$47,374
Liabilities in Excess of Other Assets, Net - (0.03)%		$(13)
TOTAL NET ASSETS - 100.00%		$47,361

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.72%
Domestic Equity Funds	28.01%
International Equity Funds	12.51%
Specialty Funds	9.79%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	527,035	$6,377	47,663	$552	107,386	$1,256	467,312	$5,654
Bond Market Index Fund	169,781	1,738	337,512	3,720	80,536	890	426,757	4,584
Core Plus Bond Fund I	523,528	5,609	50,448	577	101,743	1,156	472,233	5,058
Diversified International Fund	134,345	2,160	55,162	506	32,787	315	156,720	2,271
Diversified Real Asset Fund	165,477	1,723	16,051	190	28,849	339	152,679	1,589
Equity Income Fund	—	—	116,577	2,207	15,717	300	100,860	1,909
Global Diversified Income Fund	160,492	1,740	34,579	471	31,328	425	163,743	1,784
Global Multi-Strategy Fund	60,500	605	4,472	46	9,326	96	55,646	557
High Yield Fund I	165,143	1,642	19,462	211	49,388	528	135,217	1,333
Inflation Protection Fund	618,931	5,200	18,962	172	345,073	3,082	292,820	2,356
International Emerging Markets Fund	37,185	1,070	2,396	59	5,253	127	34,328	994
International Equity Index Fund	70,658	642	5,124	50	9,129	87	66,653	604
International Fund I	96,038	1,247	6,016	65	12,190	128	89,864	1,185
LargeCap Growth Account	103,456	1,535	—	—	103,456	1,682	—	—
LargeCap Growth Account I	133,137	2,364	8,287	199	22,465	541	118,959	2,101
LargeCap S&P 500 Index Account	200,596	1,598	14,518	145	34,085	340	181,029	1,442
LargeCap Value Account	61,917	1,792	2,909	78	25,879	685	38,947	1,254
LargeCap Value Fund I	276,298	3,155	14,625	167	115,712	1,305	175,211	2,096
MidCap Blend Fund	—	—	140,931	2,095	16,665	253	124,266	1,844
MidCap Growth Fund III	66,681	377	—	—	66,681	719	—	—
MidCap Value Fund I	46,813	390	—	—	46,813	623	—	—
Overseas Fund	146,555	1,335	55,878	508	32,867	314	169,566	1,530
Preferred Securities Fund	105,108	1,101	1,438	14	106,546	1,062	—	—
Real Estate Securities Account	10,523	245	—	—	10,523	172	—	—
Short-Term Income Account	1,313,763	3,304	446,564	1,159	279,930	724	1,480,397	3,743
SmallCap Growth Fund I	63,570	579	7,263	81	9,528	108	61,305	552
SmallCap Value Fund II	72,651	573	4,850	49	10,938	108	66,563	524

		$48,101		$13,321		$17,365		$44,964

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$208			$(19)			$—
Bond Market Index Fund		99			16			2
Core Plus Bond Fund I		171			28			61
Diversified International Fund		33			(80)			—
Diversified Real Asset Fund		24			15			43
Equity Income Fund		54			2			—
Global Diversified Income Fund		132			(2)			13
Global Multi-Strategy Fund		8			2			—
High Yield Fund I		105			8			24
Inflation Protection Fund		19			66			—
International Emerging Markets Fund		13			(8)			—
International Equity Index Fund		20			(1)			—
International Fund I		19			1			—
LargeCap Growth Account		—			147			—
LargeCap Growth Account I		2			79			—
LargeCap S&P 500 Index Account		20			39			2
LargeCap Value Account		14			69			—
LargeCap Value Fund I		42			79			—
MidCap Blend Fund		25			2			27
MidCap Growth Fund III		—			342			—
MidCap Value Fund I		—			233			—
Overseas Fund		36			1			—
Preferred Securities Fund		14			(53)			—
Real Estate Securities Account		—			(73)			—
Short-Term Income Account		83			4			—
SmallCap Growth Fund I		—			—			41
SmallCap Value Fund II		9			10			—
		$1,150			$907			$213
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Account December 31, 2012

INVESTMENT COMPANIES - 100.26%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 69.57%
Bond Market Index Fund (a)	1,339,148	$14,798
Core Plus Bond Fund I (a)	1,727,987	19,544
Diversified International Fund (a)	967,007	9,892
Diversified Real Asset Fund (a)	509,715	5,948
Equity Income Fund (a)	314,620	6,145
Global Diversified Income Fund (a)	294,440	4,096
Global Multi-Strategy Fund (a)	227,661	2,368
Global Real Estate Securities Fund (a)	994,418	8,144
High Yield Fund I (a)	375,392	3,979
Inflation Protection Fund (a)	607,141	5,610
International Emerging Markets Fund (a)	253,824	6,564
International Equity Index Fund (a)	613,543	6,258
International Fund I (a)	493,096	5,537
LargeCap Value Fund I (a)	1,510,556	17,613
MidCap Blend Fund (a)	181,327	2,847
MidCap Growth Fund III (a)	360,803	3,911
MidCap Value Fund I (a)	287,271	4,163
Overseas Fund (a)	978,374	10,087
SmallCap Growth Fund I (a),(b)	331,934	3,661
SmallCap Value Fund II (a)	359,357	3,784
		$144,949

Principal Variable Contracts Funds, Inc. Class 1 - 30.69%
Bond & Mortgage Securities Account (a)	1,681,602	19,742
LargeCap Growth Account (a)	271,495	4,580
LargeCap Growth Account I (a)	673,967	16,694
LargeCap S&P 500 Index Account (a)	1,332,881	13,782
LargeCap Value Account (a)	322,683	9,142
		$63,940
TOTAL INVESTMENT COMPANIES		$208,889
Total Investments		$208,889
Liabilities in Excess of Other Assets, Net - (0.26)%		$(534)
TOTAL NET ASSETS - 100.00%		$208,355

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		41.44%
Fixed Income Funds		30.56%
International Equity Funds		22.31%
Specialty Funds		5.95%
Liabilities in Excess of Other Assets, Net		(0.26)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	1,788,564	$21,674	125,568	$1,451	232,530	$2,709	1,681,602	$20,377
Bond Market Index Fund	482,524	4,893	1,001,258	10,997	144,634	1,607	1,339,148	14,294
Core Plus Bond Fund I	1,829,934	19,627	136,389	1,557	238,336	2,711	1,727,987	18,552
Diversified International Fund	1,002,057	15,004	57,275	563	92,325	877	967,007	14,723
Diversified Real Asset Fund	477,192	4,935	81,211	958	48,688	572	509,715	5,334
Equity Income Fund	—	—	337,195	6,377	22,575	430	314,620	5,949
Global Diversified Income Fund	182,719	2,486	139,815	1,895	28,094	382	294,440	3,999
Global Multi-Strategy Fund	236,500	2,365	11,966	124	20,805	215	227,661	2,278
Global Real Estate Securities Fund	40,502	294	1,017,333	7,645	63,417	502	994,418	7,444
High Yield Fund I	1,118,861	11,205	46,732	505	790,201	8,395	375,392	3,467
Inflation Protection Fund	73,457	598	592,620	5,265	58,936	534	607,141	5,339
International Emerging Markets Fund	243,838	6,889	35,015	807	25,029	596	253,824	7,102
International Equity Index Fund	457,483	4,289	214,439	1,890	58,379	554	613,543	5,624
International Fund I	512,138	7,090	28,004	302	47,046	489	493,096	6,929
LargeCap Growth Account	582,198	8,473	11,301	184	322,004	5,229	271,495	3,656
LargeCap Growth Account I	913,496	16,449	27,035	648	266,564	6,560	673,967	11,831
LargeCap S&P 500 Index Account	1,389,959	11,078	66,202	664	123,280	1,221	1,332,881	10,625
LargeCap Value Account	361,725	10,015	16,677	450	55,719	1,474	322,683	8,975
LargeCap Value Fund I	1,646,430	18,320	89,722	1,030	225,596	2,538	1,510,556	16,878
MidCap Blend Fund	—	—	194,634	2,878	13,307	201	181,327	2,678
MidCap Growth Fund III	326,250	3,114	68,953	753	34,400	376	360,803	3,491
MidCap Value Fund I	243,746	3,119	71,111	957	27,586	375	287,271	3,699
Overseas Fund	957,027	8,833	114,091	1,050	92,744	877	978,374	9,007
Preferred Securities Fund	544,408	5,687	8,934	88	553,342	5,505	—	—
Real Estate Securities Account	539,360	10,402	—	—	539,360	8,499	—	—
SmallCap Growth Fund I	431,974	4,337	32,081	357	132,121	1,524	331,934	3,030
SmallCap Value Fund II	374,437	2,963	17,889	181	32,969	325	359,357	2,834

		$204,139		$49,576		$55,277		$198,115

			Realized Gain/Loss			Realized Gain from
		Income	on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account		$746			$(39)			$—
Bond Market Index Fund		311			11			7
Core Plus Bond Fund I		627			79			225
Diversified International Fund		206			33			—
Diversified Real Asset Fund		81			13			142
Equity Income Fund		157			2			—
Global Diversified Income Fund		215			—			24
Global Multi-Strategy Fund		32			4			—
Global Real Estate Securities Fund		538			7			—
High Yield Fund I		291			152			65
Inflation Protection Fund		39			10			—
International Emerging Markets Fund		96			2			—
International Equity Index Fund		182			(1)			—
International Fund I		103			26			—
LargeCap Growth Account		13			228			—
LargeCap Growth Account I		12			1,294			—
LargeCap S&P 500 Index Account		145			104			17
LargeCap Value Account		113			(16)			—
LargeCap Value Fund I		358			66			—
MidCap Blend Fund		36			1			39
MidCap Growth Fund III		13			—			84
MidCap Value Fund I		52			(2)			—
Overseas Fund		209			1			—
Preferred Securities Fund		88			(270)			—
Real Estate Securities Account		—			(1,903)			—
SmallCap Growth Fund I		—			(140)			224
SmallCap Value Fund II		48			15			—
		$4,711			$(323)			$827
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Account December 31, 2012

INVESTMENT COMPANIES - 100.33%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 66.71%
Bond Market Index Fund (a)	455,773	$5,036
Core Plus Bond Fund I (a)	475,207	5,375
Diversified International Fund (a)	507,217	5,189
Diversified Real Asset Fund (a)	158,286	1,847
Global Multi-Strategy Fund (a)	101,281	1,053
Global Real Estate Securities Fund (a)	624,403	5,114
High Yield Fund I (a)	246,576	2,614
Inflation Protection Fund (a)	162,811	1,504
International Emerging Markets Fund (a)	137,014	3,543
International Equity Index Fund (a)	205,711	2,098
International Fund I (a)	281,979	3,167
LargeCap Value Fund I (a)	809,766	9,442
MidCap Growth Fund III (a)	204,171	2,213
MidCap Value Fund I (a)	158,078	2,291
Overseas Fund (a)	495,879	5,112
Preferred Securities Fund (a)	199,640	2,092
SmallCap Growth Fund I (a),(b)	185,128	2,042
SmallCap Value Fund II (a)	198,536	2,091
		$61,823

Principal Variable Contracts Funds, Inc. Class 1 - 33.62%
Bond & Mortgage Securities Account (a)	473,752	5,562
LargeCap Growth Account (a)	238,254	4,020
LargeCap Growth Account I (a)	422,541	10,466
LargeCap S&P 500 Index Account (a)	595,642	6,159
LargeCap Value Account (a)	174,797	4,952
		$31,159
TOTAL INVESTMENT COMPANIES		$92,982
Total Investments		$92,982
Liabilities in Excess of Other Assets, Net - (0.33)%		$(310)
TOTAL NET ASSETS - 100.00%		$92,672

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47.13%
International Equity Funds		26.14%
Fixed Income Funds		23.93%
Specialty Funds		3.13%
Liabilities in Excess of Other Assets, Net		(0.33)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	450,606	$5,121	55,178	$639	32,032	$373	473,752	$5,387
Bond Market Index Fund	120,848	1,235	367,388	4,018	32,463	359	455,773	4,895
Core Plus Bond Fund I	449,386	4,785	58,683	668	32,862	373	475,207	5,080
Diversified International Fund	463,317	5,962	81,130	774	37,230	356	507,217	6,381
Diversified Real Asset Fund	150,415	1,573	20,171	238	12,300	145	158,286	1,666
Global Multi-Strategy Fund	99,000	990	9,701	100	7,420	76	101,281	1,014
Global Real Estate Securities Fund	52,955	388	600,072	4,541	28,624	225	624,403	4,704
High Yield Fund I	588,591	5,992	39,046	420	381,061	4,046	246,576	2,354
Inflation Protection Fund	—	—	176,313	1,548	13,502	123	162,811	1,426
International Emerging Markets Fund	133,318	2,954	14,326	349	10,630	255	137,014	3,048
International Equity Index Fund	196,687	1,996	28,231	274	19,207	183	205,711	2,087
International Fund I	248,476	2,813	53,002	547	19,499	204	281,979	3,156
LargeCap Growth Account	324,674	4,117	19,538	319	105,958	1,761	238,254	2,783
LargeCap Growth Account I	417,538	7,016	34,577	828	29,574	704	422,541	7,148
LargeCap S&P 500 Index Account	581,404	4,624	59,486	594	45,248	449	595,642	4,774
LargeCap Value Account	189,862	4,495	16,268	436	31,333	822	174,797	4,120
LargeCap Value Fund I	784,137	7,977	82,747	944	57,118	643	809,766	8,279
MidCap Growth Fund III	173,552	1,372	48,633	533	18,014	198	204,171	1,707
MidCap Value Fund I	135,269	1,433	37,295	506	14,486	198	158,078	1,742
Overseas Fund	479,534	4,551	53,708	522	37,363	356	495,879	4,717
Preferred Securities Fund	184,882	1,879	27,780	282	13,022	131	199,640	2,030
Real Estate Securities Account	251,607	3,027	—	—	251,607	3,926	—	—
SmallCap Growth Fund I	172,043	1,459	23,909	267	10,824	121	185,128	1,606
SmallCap Value Fund II	194,013	1,538	16,831	168	12,308	121	198,536	1,586

		$77,297		$19,515		$16,148		$81,690

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$206			$—			$—
Bond Market Index Fund		106			1			2
Core Plus Bond Fund I		173			—			62
Diversified International Fund		108			1			—
Diversified Real Asset Fund		25			—			44
Global Multi-Strategy Fund		14			—			—
Global Real Estate Securities Fund		339			—			—
High Yield Fund I		192			(12)			43
Inflation Protection Fund		10			1			—
International Emerging Markets Fund		52			—			—
International Equity Index Fund		61			—			—
International Fund I		59			—			—
LargeCap Growth Account		11			108			—
LargeCap Growth Account I		8			8			—
LargeCap S&P 500 Index Account		64			5			8
LargeCap Value Account		60			11			—
LargeCap Value Fund I		193			1			—
MidCap Growth Fund III		8			—			48
MidCap Value Fund I		29			1			—
Overseas Fund		106			—			—
Preferred Securities Fund		114			—			12
Real Estate Securities Account		—			899			—
SmallCap Growth Fund I		—			1			126
SmallCap Value Fund II		26			1			—
		$1,964			$1,026			$345
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Account December 31, 2012

INVESTMENT COMPANIES - 99.57%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 65.54%
Bond Market Index Fund (a)	68,597	$758
Core Plus Bond Fund I (a)	67,234	760
Diversified International Fund (a)	174,111	1,781
Diversified Real Asset Fund (a)	32,524	380
Global Multi-Strategy Fund (a)	27,443	285
Global Real Estate Securities Fund (a)	177,579	1,454
High Yield Fund I (a)	56,890	603
International Emerging Markets Fund (a)	42,491	1,099
International Equity Index Fund (a)	77,523	791
International Fund I (a)	85,579	961
LargeCap Value Fund I (a)	252,946	2,949
MidCap Growth Fund III (a)	69,708	756
MidCap Value Fund I (a)	54,864	795
Overseas Fund (a)	175,895	1,814
Preferred Securities Fund (a)	43,909	460
SmallCap Growth Fund I (a),(b)	54,237	598
SmallCap Value Fund II (a)	53,657	565
		$16,809

Principal Variable Contracts Funds, Inc. Class 1 - 34.03%
Bond & Mortgage Securities Account (a)	67,966	798
LargeCap Growth Account (a)	72,688	1,226
LargeCap Growth Account I (a)	128,845	3,192
LargeCap S&P 500 Index Account (a)	185,284	1,916
LargeCap Value Account (a)	56,385	1,597
		$8,729
TOTAL INVESTMENT COMPANIES		$25,538
Total Investments		$25,538
Other Assets in Excess of Liabilities, Net - 0.43%		$109
TOTAL NET ASSETS - 100.00%		$25,647

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.01%
International Equity Funds	30.80%
Fixed Income Funds	13.18%
Specialty Funds	2.58%
Other Assets in Excess of Liabilities, Net	0.43%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	65,706	$782		15,422	$179	13,162		$154	67,966	$808
Bond Market Index Fund	21,875	223		59,840	660	13,118		146	68,597	738
Core Plus Bond Fund I	64,659	696		16,062	182	13,487		153	67,234	726
Diversified International Fund	139,929	1,988		70,964	669	36,782		345	174,111	2,313
Diversified Real Asset Fund	31,642	331		8,834	104	7,952		93	32,524	341
Global Multi-Strategy Fund	27,100	271		6,231	64	5,888		60	27,443	275
Global Real Estate Securities Fund	67,971	514		137,535	1,028	27,927		217	177,579	1,325
High Yield Fund I	136,214	1,395		14,921	160	94,245		1,017	56,890	550
International Emerging Markets Fund	39,453	1,074		12,875	315	9,837		232	42,491	1,157
International Equity Index Fund	70,839	675		24,364	232	17,680		166	77,523	741
International Fund I	80,219	1,085		25,507	267	20,147		206	85,579	1,145
LargeCap Growth Account	98,097	1,427		15,282	249	40,691		656	72,688	1,013
LargeCap Growth Account I	130,198	2,370		26,804	642	28,157		662	128,845	2,343
LargeCap S&P 500 Index Account	184,971	1,470		41,298	411	40,985		403	185,284	1,480
LargeCap Value Account	56,205	1,546		11,784	313	11,604		304	56,385	1,555
LargeCap Value Fund I	250,527	2,753		57,535	652	55,116		614	252,946	2,791
MidCap Growth Fund III	50,371	476		34,919	384	15,582		170	69,708	690
MidCap Value Fund I	39,624	498		27,725	374	12,485		168	54,864	704
Overseas Fund	152,298	1,473		60,608	569	37,011		345	175,895	1,697
Preferred Securities Fund	61,137	633		10,945	110	28,173		282	43,909	459
Real Estate Securities Account	46,590	844		—	—	46,590		724	—	—
SmallCap Growth Fund I	57,848	620		12,312	139	15,923		181	54,237	584
SmallCap Value Fund II	53,582	428		10,965	109	10,890		105	53,657	432

		$23,572			$7,812			$7,403		$23,867

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$30			$1	$			—
Bond Market Index Fund			16			1				—
Core Plus Bond Fund I			24			1				9
Diversified International Fund			37			1				—
Diversified Real Asset Fund			5			(1)				9
Global Multi-Strategy Fund			4			—				—
Global Real Estate Securities Fund			96			—				—
High Yield Fund I			44			12				10
International Emerging Markets Fund			16			—				—
International Equity Index Fund			23			—				—
International Fund I			18			(1)				—
LargeCap Growth Account			4			(7)				—
LargeCap Growth Account I			2			(7)				—
LargeCap S&P 500 Index Account			21			2				2
LargeCap Value Account			20			—				—
LargeCap Value Fund I			60			—				—
MidCap Growth Fund III			3			—				17
MidCap Value Fund I			10			—				—
Overseas Fund			37			—				—
Preferred Securities Fund			30			(2)				3
Real Estate Securities Account			—			(120)				—
SmallCap Growth Fund I			—			6				37
SmallCap Value Fund II			7			—				—
			$507			$(114)	$			87
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Account December 31, 2012

INVESTMENT COMPANIES - 99.82%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 66.47%
Bond Market Index Fund (a)	7,738	$85
Core Plus Bond Fund I (a)	19,056	216
Diversified International Fund (a)	121,168	1,240
Diversified Real Asset Fund (a)	16,521	193
Global Multi-Strategy Fund (a)	17,338	180
Global Real Estate Securities Fund (a)	115,511	946
High Yield Fund I (a)	43,196	458
International Emerging Markets Fund (a)	31,954	826
International Equity Index Fund (a)	55,949	571
International Fund I (a)	58,043	652
LargeCap Value Fund I (a)	169,776	1,979
MidCap Growth Fund III (a)	46,854	508
MidCap Value Fund I (a)	36,354	527
Overseas Fund (a)	124,227	1,281
Preferred Securities Fund (a)	37,437	392
SmallCap Growth Fund I (a),(b)	40,384	445
SmallCap Value Fund II (a)	35,217	371
		$10,870

Principal Variable Contracts Funds, Inc. Class 1 - 33.35%
Bond & Mortgage Securities Account (a)	16,415	193
LargeCap Growth Account (a)	49,425	834
LargeCap Growth Account I (a)	83,749	2,074
LargeCap S&P 500 Index Account (a)	124,794	1,290
LargeCap Value Account (a)	37,490	1,062
		$5,453
TOTAL INVESTMENT COMPANIES		$16,323
Total Investments		$16,323
Other Assets in Excess of Liabilities, Net - 0.18%		$29
TOTAL NET ASSETS - 100.00%		$16,352

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.59%
International Equity Funds	33.73%
Fixed Income Funds	8.22%
Specialty Funds	2.28%
Other Assets in Excess of Liabilities, Net	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	14,346	$172		3,930	$46	1,861		$22	16,415	$196
Bond Market Index Fund	7,124	72		1,178	13	564		6	7,738	79
Core Plus Bond Fund I	16,738	178		4,223	48	1,905		21	19,056	205
Diversified International Fund	93,755	1,351		39,746	387	12,333		117	121,168	1,621
Diversified Real Asset Fund	14,342	147		4,164	49	1,985		23	16,521	173
Global Multi-Strategy Fund	15,700	157		3,453	36	1,815		19	17,338	174
Global Real Estate Securities Fund	44,607	337		78,382	589	7,478		58	115,511	868
High Yield Fund I	68,445	685		9,354	101	34,603		374	43,196	422
International Emerging Markets Fund	24,965	663		10,238	252	3,249		78	31,954	837
International Equity Index Fund	49,750	468		12,117	118	5,918		56	55,949	530
International Fund I	52,289	720		11,774	125	6,020		63	58,043	782
LargeCap Growth Account	61,130	874		8,812	144	20,517		328	49,425	687
LargeCap Growth Account I	76,775	1,358		15,842	381	8,868		212	83,749	1,528
LargeCap S&P 500 Index Account	109,488	871		27,901	279	12,595		125	124,794	1,025
LargeCap Value Account	34,206	947		6,921	187	3,637		97	37,490	1,037
LargeCap Value Fund I	152,600	1,680		34,841	399	17,665		201	169,776	1,878
MidCap Growth Fund III	32,612	296		19,119	209	4,877		54	46,854	451
MidCap Value Fund I	25,307	310		14,982	203	3,935		54	36,354	459
Overseas Fund	101,663	986		34,934	338	12,370		118	124,227	1,206
Preferred Securities Fund	32,662	337		7,940	81	3,165		32	37,437	386
Real Estate Securities Account	25,738	517		—	—	25,738		401	—	—
SmallCap Growth Fund I	35,389	373		12,223	137	7,228		83	40,384	430
SmallCap Value Fund II	32,134	254		6,495	65	3,412		34	35,217	285

		$13,753			$4,187			$2,576		$15,259

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$7			$—	$			—
Bond Market Index Fund			2			—				—
Core Plus Bond Fund I			7			—				2
Diversified International Fund			26			—				—
Diversified Real Asset Fund			3			—				5
Global Multi-Strategy Fund			2			—				—
Global Real Estate Securities Fund			62			—				—
High Yield Fund I			33			10				7
International Emerging Markets Fund			12			—				—
International Equity Index Fund			16			—				—
International Fund I			12			—				—
LargeCap Growth Account			2			(3)				—
LargeCap Growth Account I			1			1				—
LargeCap S&P 500 Index Account			12			—				2
LargeCap Value Account			13			—				—
LargeCap Value Fund I			40			—				—
MidCap Growth Fund III			2			—				11
MidCap Value Fund I			6			—				—
Overseas Fund			26			—				—
Preferred Securities Fund			21			—				2
Real Estate Securities Account			—			(116)				—
SmallCap Growth Fund I			—			3				27
SmallCap Value Fund II			5			—				—
			$310			$(105)	$			56
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime Strategic Income Account December 31, 2012

INVESTMENT COMPANIES - 100.19%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 66.45%
Bond Market Index Fund (a)	381,897	$4,220
Core Plus Bond Fund I (a)	441,366	4,992
Diversified International Fund (a)	46,951	480
Diversified Real Asset Fund (a)	128,643	1,501
Equity Income Fund (a)	108,586	2,121
Global Diversified Income Fund (a)	155,634	2,165
Global Multi-Strategy Fund (a)	37,349	389
High Yield Fund I (a)	109,425	1,160
Inflation Protection Fund (a)	256,807	2,373
International Emerging Markets Fund (a)	10,018	259
International Equity Index Fund (a)	24,572	251
International Fund I (a)	27,285	306
MidCap Blend Fund (a)	41,169	646
Overseas Fund (a)	52,894	545
SmallCap Growth Fund I (a),(b)	15,931	176
SmallCap Value Fund II (a)	17,291	182
		$21,766

Principal Variable Contracts Funds, Inc. Class 1 - 33.74%
Bond & Mortgage Securities Account (a)	429,222	5,039
LargeCap Growth Account I (a)	41,638	1,031
LargeCap S&P 500 Index Account (a)	62,729	649
Short-Term Income Account (a)	1,660,107	4,333
		$11,052
TOTAL INVESTMENT COMPANIES		$32,818
Total Investments		$32,818
Liabilities in Excess of Other Assets, Net - (0.19)%		$(62)
TOTAL NET ASSETS - 100.00%		$32,756

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.51%
Domestic Equity Funds	14.67%
Specialty Funds	12.38%
International Equity Funds	5.63%
Liabilities in Excess of Other Assets, Net	(0.19)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	408,769	$4,946		73,905	$860	53,452	$623	429,222	$5,184
Bond Market Index Fund	133,445	1,368		303,583	3,350	55,131	614	381,897	4,107
Core Plus Bond Fund I	417,987	4,483		77,586	886	54,207	623	441,366	4,751
Diversified International Fund	34,156	535		20,745	192	7,950	77	46,951	651
Diversified Real Asset Fund	122,362	1,286		24,365	287	18,084	215	128,643	1,361
Equity Income Fund	—	—		125,969	2,381	17,383	335	108,586	2,050
Global Diversified Income Fund	144,158	1,409		29,478	403	18,002	248	155,634	1,566
Global Multi-Strategy Fund	36,500	365		5,938	61	5,089	53	37,349	374
High Yield Fund I	57,004	551		112,295	1,213	59,874	649	109,425	1,145
Inflation Protection Fund	548,255	4,740		38,818	352	330,266	2,959	256,807	2,076
International Emerging Markets Fund	9,770	235		1,582	38	1,334	31	10,018	242
International Equity Index Fund	23,657	220		3,365	33	2,450	24	24,572	229
International Fund I	26,552	372		3,578	38	2,845	30	27,285	380
LargeCap Growth Account	29,951	429		135	2	30,086	488	—	—
LargeCap Growth Account I	43,185	772		6,009	144	7,556	182	41,638	747
LargeCap S&P 500 Index Account	61,201	488		10,027	100	8,499	86	62,729	504
LargeCap Value Account	19,188	547		81	2	19,269	510	—	—
LargeCap Value Fund I	76,615	782		382	4	76,997	869	—	—
MidCap Blend Fund	—	—		46,523	688	5,354	82	41,169	607
MidCap Growth Fund III	23,533	218		64	1	23,597	257	—	—
MidCap Value Fund I	20,187	228		53	1	20,240	270	—	—
Overseas Fund	34,726	311		26,109	244	7,941	77	52,894	478
Preferred Securities Fund	60,330	625		1,125	11	61,455	614	—	—
Short-Term Income Account	1,606,576	4,019		285,994	742	232,463	603	1,660,107	4,159
SmallCap Growth Fund I	23,387	189		3,023	34	10,479	121	15,931	131
SmallCap Value Fund II	22,970	178		2,554	25	8,233	82	17,291	135

		$29,296			$12,092		$10,722		$30,877

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$190			$1			$—
Bond Market Index Fund			88			3			2
Core Plus Bond Fund I			159			5			57
Diversified International Fund			10			1			—
Diversified Real Asset Fund			20			3			35
Equity Income Fund			58			4			—
Global Diversified Income Fund			125			2			12
Global Multi-Strategy Fund			5			1			—
High Yield Fund I			84			30			19
Inflation Protection Fund			16			(57)			—
International Emerging Markets Fund			4			—			—
International Equity Index Fund			7			—			—
International Fund I			6			—			—
LargeCap Growth Account			—			57			—
LargeCap Growth Account I			1			13			—
LargeCap S&P 500 Index Account			7			2			1
LargeCap Value Account			—			(39)			—
LargeCap Value Fund I			—			83			—
MidCap Blend Fund			8			1			9
MidCap Growth Fund III			—			38			—
MidCap Value Fund I			—			41			—
Overseas Fund			11			—			—
Preferred Securities Fund			9			(22)			—
Short-Term Income Account			93			1			—
SmallCap Growth Fund I			—			29			12
SmallCap Value Fund II			2			14			—
			$903			$211			$147
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Real Estate Securities Account
December 31, 2012

COMMON STOCKS - 99.88%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.72%				(continued)	Amount (000's)	Value	(000	's)
Corrections Corp of America	27,087	$961		Banks (continued)
				Investment in Joint Trading Account; Merrill	$134		$134
Real Estate - 1.52%				Lynch Repurchase Agreement; 0.12%
CBRE Group Inc (a)	36,400	724		dated 12/31/2012 maturing 01/02/2013
Jones Lang LaSalle Inc	15,500	1,301		(collateralized by US Government
				Securities; $136,887; 0.00% - 9.38%; dated
		$2,025		01/02/13 - 01/22/37)
REITS- 97.64%							$320
Apartment Investment & Management Co	138,710	3,754		TOTAL REPURCHASE AGREEMENTS			$320
AvalonBay Communities Inc	29,059	3,940		Total Investments			$133,484
Boston Properties Inc	70,015	7,408		Liabilities in Excess of Other Assets, Net - (0.12)%			$(158)
Camden Property Trust	61,743	4,211		TOTAL NET ASSETS - 100.00%			$133,326
Campus Crest Communities Inc	41,714	511
Colonial Properties Trust	100,713	2,152
CubeSmart	122,600	1,786		(a) Non-Income Producing Security
DDR Corp	192,000	3,007
Digital Realty Trust Inc	15,420	1,047
Douglas Emmett Inc	69,589	1,621		Portfolio Summary (unaudited)
DuPont Fabros Technology Inc	52,940	1,279		Sector			Percent
EPR Properties	68,424	3,155
Equity One Inc	79,889	1,678		Financial			99.40%
Equity Residential	101,685	5,762		Consumer, Non-cyclical			0.72%
Essex Property Trust Inc	16,633	2,439		Liabilities in Excess of Other Assets, Net			(0.12)%
Extra Space Storage Inc	72,100	2,624		TOTAL NET ASSETS			100.00%
Federal Realty Investment Trust	26,238	2,729
First Industrial Realty Trust Inc (a)	242,877	3,420
General Growth Properties Inc	173,902	3,452
HCP Inc	72,269	3,265
Health Care REIT Inc	53,142	3,257
Host Hotels & Resorts Inc	322,327	5,051
Pebblebrook Hotel Trust	29,000	670
Pennsylvania Real Estate Investment Trust	117,000	2,064
Prologis Inc	230,693	8,418
Public Storage	47,354	6,864
Ramco-Gershenson Properties Trust	87,984	1,171
Retail Properties of America Inc	93,199	1,116
Saul Centers Inc	34,740	1,487
Senior Housing Properties Trust	88,221	2,086
Simon Property Group Inc	123,617	19,543
SL Green Realty Corp	49,250	3,775
Strategic Hotels & Resorts Inc (a)	273,807	1,752
Sunstone Hotel Investors Inc (a)	109,700	1,175
Taubman Centers Inc	51,000	4,015
Ventas Inc	61,689	3,993
Vornado Realty Trust	56,200	4,501
		$130,178
TOTAL COMMON STOCKS		$133,164
	Maturity
REPURCHASE AGREEMENTS - 0.24%	Amount (000's)	Value(000	's)
Banks- 0.24%
Investment in Joint Trading Account; Credit	$58	$58
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $58,967; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	19	20
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $19,796; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	108	108
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $110,563; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.16%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.37%
Global Diversified Income Fund (a)	988,573	$13,751
Global Multi-Strategy Fund (a)	2,283,521	23,748
Global Real Estate Securities Fund (a)	1,269,530	10,397
High Yield Fund (a)	2,465,685	19,331
Inflation Protection Fund (a)	314,895	2,910
LargeCap Blend Fund II (a)	2,558,746	27,302
LargeCap Growth Fund II (a)	3,183,181	26,993
LargeCap Value Fund III (a)	2,890,622	31,797
MidCap Growth Fund III (a)	300,079	3,253
Preferred Securities Fund (a)	1,357,694	14,229
SmallCap Growth Fund I (a),(b)	2,571,764	28,366
SmallCap Value Fund II (a)	1,008,836	10,623
Small-MidCap Dividend Income Fund (a)	1,626,891	17,554
		$230,254

Principal Variable Contracts Funds, Inc. Class 1 - 74.79%
Bond & Mortgage Securities Account (a)	52,766	620
Diversified International Account (a)	6,452,409	83,172
Equity Income Account (a)	7,671,414	130,644
Government & High Quality Bond Account (a)	8,846,644	96,163
Income Account (a)	12,555,647	140,874
International Emerging Markets Account (a)	791,770	13,571
LargeCap Growth Account (a)	3,356,915	56,631
LargeCap Value Account (a)	1,015,249	28,762
MidCap Blend Account (a)	629,875	29,730
Principal Capital Appreciation Account (a)	2,843,512	67,533
Short-Term Income Account (a)	11,897,503	31,053
		$678,753
TOTAL INVESTMENT COMPANIES		$909,007
Total Investments		$909,007
Liabilities in Excess of Other Assets, Net - (0.16)%		$(1,419)
TOTAL NET ASSETS - 100.00%		$907,588

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.59%
Fixed Income Funds		33.63%
International Equity Funds		11.81%
Specialty Funds		4.13%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	—	$—	52,766	$617	—	$—	52,766	$617
Diversified International Account	6,439,084	74,392	160,477	1,900	147,152	1,755	6,452,409	73,876
Equity Income Account	10,271,484	127,228	242,097	4,036	2,842,167	47,118	7,671,414	90,522
Global Diversified Income Fund	1,314,653	17,486	71,691	981	397,771	5,316	988,573	13,133
Global Multi-Strategy Fund	1,225,319	12,272	1,091,858	11,140	33,656	351	2,283,521	23,066
Global Real Estate Securities Fund	775,693	5,696	644,787	4,845	150,950	1,248	1,269,530	9,377
Government & High Quality Bond	10,144,265	100,552	397,715	4,278	1,695,336	18,628	8,846,644	87,325
Account
High Yield Fund	3,467,376	24,233	243,586	1,860	1,245,277	9,446	2,465,685	16,683
Income Account	11,008,470	106,498	2,127,769	23,497	580,592	6,496	12,555,647	123,521
Inflation Protection Fund	352,351	2,838	31,951	290	69,407	607	314,895	2,565
International Emerging Markets	1,245,489	15,719	10,742	168	464,461	7,076	791,770	7,652
Account
LargeCap Blend Fund II	2,547,044	23,947	76,110	788	64,408	695	2,558,746	24,077
LargeCap Growth Account	3,350,988	32,441	38,176	629	32,249	510	3,356,915	32,718
LargeCap Growth Fund II	3,423,446	20,226	133,321	1,115	373,586	3,188	3,183,181	18,351
LargeCap Value Account	967,815	25,006	47,434	1,259	—	—	1,015,249	26,265
LargeCap Value Fund III	3,232,765	35,252	68,681	759	410,824	4,436	2,890,622	31,516
MidCap Blend Account	633,263	18,697	41,930	1,834	45,318	2,064	629,875	18,561
MidCap Growth Fund III	313,284	3,137	26,178	287	39,383	431	300,079	3,029
Preferred Securities Fund	2,047,107	14,968	116,186	1,174	805,599	8,016	1,357,694	8,888
Principal Capital Appreciation	3,041,156	51,963	69,762	1,596	267,406	6,164	2,843,512	47,775
Account
Real Estate Securities Account	292,999	2,403	4,196	64	297,195	4,713	—	—
Short-Term Income Account	6,518,160	16,036	6,157,233	15,971	777,890	2,025	11,897,503	29,984
SmallCap Growth Fund I	2,376,243	24,227	235,890	2,631	40,369	473	2,571,764	26,402
SmallCap Value Fund II	1,053,640	10,461	35,597	363	80,401	780	1,008,836	10,004
Small-MidCap Dividend Income Fund	1,569,456	15,487	75,349	792	17,914	187	1,626,891	16,100

		$781,165		$82,874		$131,723		$742,007

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$3			$—			$—
Diversified International Account		1,621			(661)			—
Equity Income Account		4,036			6,376			—
Global Diversified Income Fund		901			(18)			79
Global Multi-Strategy Fund		322			5			—
Global Real Estate Securities Fund		698			84			—
Government & High Quality Bond Account		4,149			1,123			—
High Yield Fund		1,763			36			32
Income Account		6,152			22			—
Inflation Protection Fund		20			44			—
International Emerging Markets Account		164			(1,159)			—
LargeCap Blend Fund II		450			37			—
LargeCap Growth Account		160			158			—
LargeCap Growth Fund II		256			198			385
LargeCap Value Account		348			—			—
LargeCap Value Fund III		759			(59)			—
MidCap Blend Account		258			94			466
MidCap Growth Fund III		11			36			70
Preferred Securities Fund		967			762			82
Principal Capital Appreciation Account		1,225			380			371
Real Estate Securities Account		—			2,246			—
Short-Term Income Account		683			2			—
SmallCap Growth Fund I		—			17			1,737
SmallCap Value Fund II		133			(40)			—
Small-MidCap Dividend Income Fund		619			8			49
		$25,698			$9,691			$3,271
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.41%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.61%
Global Diversified Income Fund (a)	344,703	$4,795
Global Multi-Strategy Fund (a)	337,817	3,513
Global Real Estate Securities Fund (a)	202,717	1,660
High Yield Fund (a)	682,527	5,351
Inflation Protection Fund (a)	385,083	3,558
LargeCap Blend Fund II (a)	437,565	4,669
LargeCap Growth Fund II (a)	531,393	4,506
LargeCap Value Fund III (a)	383,515	4,219
MidCap Growth Fund III (a)	91,466	992
Preferred Securities Fund (a)	435,754	4,567
SmallCap Growth Fund I (a),(b)	363,658	4,011
SmallCap Value Fund II (a)	182,798	1,925
Small-MidCap Dividend Income Fund (a)	265,449	2,864
		$46,630

Principal Variable Contracts Funds, Inc. Class 1 - 77.80%
Bond & Mortgage Securities Account (a)	207,346	2,434
Diversified International Account (a)	978,402	12,612
Equity Income Account (a)	930,939	15,854
Government & High Quality Bond Account (a)	3,091,531	33,605
Income Account (a)	4,614,679	51,777
International Emerging Markets Account (a)	114,322	1,959
LargeCap Growth Account (a)	515,585	8,698
LargeCap Value Account (a)	249,349	7,064
MidCap Blend Account (a)	93,694	4,422
Principal Capital Appreciation Account (a)	445,019	10,569
Short-Term Income Account (a)	4,383,617	11,441
		$160,435
TOTAL INVESTMENT COMPANIES		$207,065
Total Investments		$207,065
Liabilities in Excess of Other Assets, Net - (0.41)%		$(844)
TOTAL NET ASSETS - 100.00%		$206,221

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		54.67%
Domestic Equity Funds		33.83%
International Equity Funds		7.88%
Specialty Funds		4.03%
Liabilities in Excess of Other Assets, Net		(0.41)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	—	$—	207,346	$2,431	—	$—	207,346	$2,431
Diversified International Account	901,534	9,605	109,694	1,318	32,826	386	978,402	10,479
Equity Income Account	1,232,048	15,136	41,312	685	342,421	5,706	930,939	10,910
Global Diversified Income Fund	421,273	5,610	31,773	437	108,343	1,455	344,703	4,586
Global Multi-Strategy Fund	212,055	2,124	139,190	1,421	13,428	140	337,817	3,407
Global Real Estate Securities Fund	144,621	1,040	70,191	531	12,095	91	202,717	1,476
Government & High Quality Bond	3,401,430	34,470	186,614	2,018	496,513	5,462	3,091,531	31,251
Account
High Yield Fund	929,668	6,226	95,485	727	342,626	2,609	682,527	4,400
Income Account	3,997,197	39,613	985,768	10,869	368,286	4,097	4,614,679	46,400
Inflation Protection Fund	263,998	2,133	152,105	1,389	31,020	272	385,083	3,269
International Emerging Markets	151,587	1,387	9,158	149	46,423	706	114,322	1,020
Account
LargeCap Blend Fund II	553,218	5,176	7,270	78	122,923	1,276	437,565	4,050
LargeCap Growth Account	476,752	4,747	52,352	858	13,519	208	515,585	5,457
LargeCap Growth Fund II	665,055	4,649	90,621	740	224,283	1,913	531,393	3,493
LargeCap Value Account	227,550	5,774	27,246	732	5,447	141	249,349	6,362
LargeCap Value Fund III	499,675	5,437	9,091	100	125,251	1,338	383,515	4,167
MidCap Blend Account	90,923	2,566	10,618	459	7,847	356	93,694	2,682
MidCap Growth Fund III	40,622	399	55,627	605	4,783	50	91,466	956
Preferred Securities Fund	685,602	5,114	51,693	517	301,541	2,992	435,754	2,903
Principal Capital Appreciation	500,643	8,705	11,079	253	66,703	1,526	445,019	7,546
Account
Real Estate Securities Account	40,326	289	—	—	40,326	641	—	—
Short-Term Income Account	3,453,668	8,451	1,274,064	3,303	344,115	893	4,383,617	10,861
SmallCap Growth Fund I	236,191	2,411	127,467	1,434	—	—	363,658	3,845
SmallCap Value Fund II	123,986	1,239	67,981	674	9,169	90	182,798	1,818
Small-MidCap Dividend Income Fund	253,545	2,507	20,678	215	8,774	91	265,449	2,632

		$174,808		$31,943		$32,439		$176,401

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$13			$—			$—
Diversified International Account		235			(58)			—
Equity Income Account		476			795			—
Global Diversified Income Fund		305			(6)			28
Global Multi-Strategy Fund		47			2			—
Global Real Estate Securities Fund		110			(4)			—
Government & High Quality Bond Account		1,422			225			—
High Yield Fund		501			56			9
Income Account		2,304			15			—
Inflation Protection Fund		23			19			—
International Emerging Markets Account		23			190			—
LargeCap Blend Fund II		78			72			—
LargeCap Growth Account		24			60			—
LargeCap Growth Fund II		43			17			65
LargeCap Value Account		84			(3)			—
LargeCap Value Fund III		100			(32)			—
MidCap Blend Account		39			13			69
MidCap Growth Fund III		3			2			21
Preferred Securities Fund		315			264			26
Principal Capital Appreciation Account		194			114			59
Real Estate Securities Account		—			352			—
Short-Term Income Account		254			—			—
SmallCap Growth Fund I		—			—			238
SmallCap Value Fund II		24			(5)			—
Small-MidCap Dividend Income Fund		101			1			8
		$6,718			$2,089			$523
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.02%
Diversified Real Asset Fund (a)	371,781	$4,339
Global Multi-Strategy Fund (a)	652,798	6,789
Global Real Estate Securities Fund (a)	397,766	3,258
High Yield Fund (a)	223,237	1,750
LargeCap Blend Fund II (a)	845,835	9,025
LargeCap Growth Fund II (a)	1,065,036	9,032
LargeCap Value Fund III (a)	827,243	9,100
MidCap Growth Fund III (a)	106,475	1,154
Preferred Securities Fund (a)	174,944	1,833
SmallCap Growth Fund I (a),(b)	853,024	9,409
SmallCap Value Fund II (a)	418,928	4,411
Small-MidCap Dividend Income Fund (a)	557,220	6,012
		$66,112

Principal Variable Contracts Funds, Inc. Class 1 - 71.01%
Diversified International Account (a)	2,060,205	26,556
Equity Income Account (a)	2,249,257	38,305
Government & High Quality Bond Account (a)	882,918	9,597
Income Account (a)	1,446,664	16,232
International Emerging Markets Account (a)	262,116	4,493
LargeCap Growth Account (a)	1,242,051	20,953
LargeCap Value Account (a)	477,996	13,542
MidCap Blend Account (a)	202,505	9,558
Principal Capital Appreciation Account (a)	823,171	19,550
Short-Term Income Account (a)	1,158,056	3,023
		$161,809
TOTAL INVESTMENT COMPANIES		$227,921
Total Investments		$227,921
Liabilities in Excess of Other Assets, Net - (0.03)%		$(68)
TOTAL NET ASSETS - 100.00%		$227,853

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	65.86%
International Equity Funds	15.05%
Fixed Income Funds	14.24%
Specialty Funds	4.88%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Diversified International Account	1,965,187	$25,421	138,657	$1,654	43,639	$526	2,060,205	$26,353
Diversified Real Asset Fund	353,549	3,935	40,592	480	22,360	262	371,781	4,161
Equity Income Account	2,950,732	34,661	73,278	1,222	774,753	12,881	2,249,257	25,543
Global Multi-Strategy Fund	387,163	3,877	265,635	2,719	—	—	652,798	6,596
Global Real Estate Securities Fund	406,152	2,990	33,408	268	41,794	342	397,766	2,928
Government & High Quality Bond	970,623	9,361	52,622	568	140,327	1,547	882,918	8,513
Account
High Yield Fund	527,366	3,673	33,593	256	337,722	2,572	223,237	1,475
Income Account	1,096,776	10,382	440,975	4,881	91,087	1,024	1,446,664	14,248
International Emerging Markets	357,774	5,936	12,843	205	108,501	1,657	262,116	3,917
Account
LargeCap Blend Fund II	832,547	7,820	50,849	516	37,561	399	845,835	7,954
LargeCap Growth Account	876,253	8,797	371,431	5,966	5,633	90	1,242,051	14,667
LargeCap Growth Fund II	1,256,711	8,189	89,236	726	280,911	2,350	1,065,036	6,638
LargeCap Value Account	430,798	11,107	47,198	1,245	—	—	477,996	12,352
LargeCap Value Fund III	1,225,878	13,314	24,906	273	423,541	4,355	827,243	8,953
MidCap Blend Account	200,471	6,382	15,249	658	13,215	606	202,505	6,465
MidCap Growth Fund III	65,637	644	67,663	738	26,825	299	106,475	1,118
Preferred Securities Fund	154,554	1,115	25,873	263	5,483	56	174,944	1,322
Principal Capital Appreciation	938,295	14,238	28,575	655	143,699	3,324	823,171	11,897
Account
Real Estate Securities Account	10,674	143	5,974	88	16,648	264	—	—
Short-Term Income Account	600,233	1,494	861,136	2,233	303,313	790	1,158,056	2,938
SmallCap Growth Fund I	808,892	8,275	82,929	921	38,797	439	853,024	8,768
SmallCap Value Fund II	342,891	3,363	112,387	1,096	36,350	358	418,928	4,089
Small-MidCap Dividend Income Fund	555,724	5,495	38,825	406	37,329	393	557,220	5,516

		$190,612		$28,037		$34,534		$186,411

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$506			$(196)			$—
Diversified Real Asset Fund		59			8			103
Equity Income Account		1,221			2,541			—
Global Multi-Strategy Fund		91			—			—
Global Real Estate Securities Fund		221			12			—
Government & High Quality Bond Account		395			131			—
High Yield Fund		210			118			3
Income Account		694			9			—
International Emerging Markets Account		53			(567)			—
LargeCap Blend Fund II		148			17			—
LargeCap Growth Account		57			(6)			—
LargeCap Growth Fund II		85			73			128
LargeCap Value Account		162			—			—
LargeCap Value Fund III		216			(279)			—
MidCap Blend Account		83			31			150
MidCap Growth Fund III		4			35			24
Preferred Securities Fund		97			—			10
Principal Capital Appreciation Account		380			328			115
Real Estate Securities Account		—			33			—
Short-Term Income Account		74			1			—
SmallCap Growth Fund I		—			11			576
SmallCap Value Fund II		55			(12)			—
Small-MidCap Dividend Income Fund		220			8			17
		$5,031			$2,296			$1,126
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio December 31, 2012

INVESTMENT COMPANIES - 99.80%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 22.43%
Global Diversified Income Fund (a)	784,736	$10,916
Global Real Estate Securities Fund (a)	411,337	3,369
High Yield Fund (a)	1,056,936	8,286
LargeCap Blend Fund II (a)	306,867	3,274
LargeCap Growth Fund II (a)	372,411	3,158
LargeCap Value Fund III (a)	319,836	3,518
Preferred Securities Fund (a)	1,124,821	11,788
SmallCap Growth Fund I (a),(b)	184,429	2,034
Small-MidCap Dividend Income Fund (a)	596,236	6,434
		$52,777

Principal Variable Contracts Funds, Inc. Class 1 - 77.37%
Bond & Mortgage Securities Account (a)	727,233	8,538
Diversified International Account (a)	560,411	7,224
Equity Income Account (a)	894,366	15,231
Government & High Quality Bond Account (a)	3,974,771	43,206
Income Account (a)	6,357,559	71,332
International Emerging Markets Account (a)	57,204	980
LargeCap Growth Account (a)	518,555	8,748
LargeCap Value Account (a)	164,249	4,653
Principal Capital Appreciation Account (a)	194,359	4,616
Short-Term Income Account (a)	6,708,296	17,509
		$182,037
TOTAL INVESTMENT COMPANIES		$234,814
Total Investments		$234,814
Other Assets in Excess of Liabilities, Net - 0.20%		$481
TOTAL NET ASSETS - 100.00%		$235,295

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		68.28%
Domestic Equity Funds		21.96%
International Equity Funds		4.92%
Specialty Funds		4.64%
Other Assets in Excess of Liabilities, Net		0.20%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	—	$—	727,233	$8,508	—	$—	727,233	$8,508
Diversified International Account	468,045	4,640	95,883	1,164	3,517	46	560,411	5,762
Equity Income Account	990,013	11,869	45,141	751	140,788	2,330	894,366	10,661
Global Diversified Income Fund	899,277	11,982	54,123	741	168,664	2,268	784,736	10,439
Global Real Estate Securities Fund	382,634	2,796	51,680	424	22,977	170	411,337	3,040
Government & High Quality Bond	4,267,190	42,754	176,461	1,898	468,880	5,144	3,974,771	39,776
Account
High Yield Fund	1,031,147	6,733	161,645	1,235	135,856	1,034	1,056,936	6,947
Income Account	5,040,501	49,381	1,501,111	16,564	184,053	2,046	6,357,559	63,890
International Emerging Markets	115,722	1,184	10,155	161	68,673	1,049	57,204	464
Account
LargeCap Blend Fund II	434,803	4,078	5,812	61	133,748	1,384	306,867	2,846
LargeCap Growth Account	222,833	2,482	295,722	4,823	—	—	518,555	7,305
LargeCap Growth Fund II	510,305	3,395	27,405	225	165,299	1,400	372,411	2,258
LargeCap Value Account	158,892	4,060	8,164	216	2,807	79	164,249	4,201
LargeCap Value Fund III	355,718	3,855	7,562	84	43,444	449	319,836	3,463
MidCap Blend Account	74,848	1,957	—	—	74,848	3,274	—	—
Preferred Securities Fund	1,193,783	8,256	116,727	1,168	185,689	1,858	1,124,821	7,607
Principal Capital Appreciation	179,952	2,995	14,407	330	—	—	194,359	3,325
Account
Real Estate Securities Account	121,739	941	—	—	121,739	1,931	—	—
Short-Term Income Account	6,491,057	15,821	615,321	1,590	398,082	1,030	6,708,296	16,382
SmallCap Growth Fund I	160,986	1,715	25,713	284	2,270	26	184,429	1,971
Small-MidCap Dividend Income Fund	592,134	5,869	38,119	402	34,017	350	596,236	5,925

		$186,763		$40,629		$25,868		$204,770

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$50			$—			$—
Diversified International Account		122			4			—
Equity Income Account		435			371			—
Global Diversified Income Fund		677			(16)			63
Global Real Estate Securities Fund		222			(10)			—
Government & High Quality Bond Account		1,764			268			—
High Yield Fund		656			13			13
Income Account		3,090			(9)			—
International Emerging Markets Account		12			168			—
LargeCap Blend Fund II		54			91			—
LargeCap Growth Account		19			—			—
LargeCap Growth Fund II		30			38			45
LargeCap Value Account		58			4			—
LargeCap Value Fund III		84			(27)			—
MidCap Blend Account		—			1,317			—
Preferred Securities Fund		694			41			67
Principal Capital Appreciation Account		79			—			24
Real Estate Securities Account		—			990			—
Short-Term Income Account		382			1			—
SmallCap Growth Fund I		—			(2)			125
Small-MidCap Dividend Income Fund		228			4			18
		$8,656			$3,246			$355
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 29.18%
Global Real Estate Securities Fund (a)	593,530	$4,861
LargeCap Blend Fund II (a)	667,908	7,127
LargeCap Growth Fund II (a)	766,281	6,498
LargeCap Value Fund III (a)	596,039	6,556
MidCap Growth Fund III (a)	282,655	3,064
SmallCap Growth Fund I (a),(b)	857,297	9,456
SmallCap Value Fund II (a)	430,303	4,531
Small-MidCap Dividend Income Fund (a)	489,870	5,286
		$47,379

Principal Variable Contracts Funds, Inc. Class 1 - 70.86%
Diversified International Account (a)	1,735,737	22,374
Equity Income Account (a)	1,568,014	26,703
Government & High Quality Bond Account (a)	245,075	2,664
International Emerging Markets Account (a)	372,452	6,384
LargeCap Growth Account (a)	1,285,357	21,684
LargeCap Value Account (a)	372,269	10,546
MidCap Blend Account (a)	180,432	8,516
Principal Capital Appreciation Account (a)	680,636	16,165
		$115,036
TOTAL INVESTMENT COMPANIES		$162,415
Total Investments		$162,415
Liabilities in Excess of Other Assets, Net - (0.04)%		$(70)
TOTAL NET ASSETS - 100.00%		$162,345

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	77.70%
International Equity Funds	20.70%
Fixed Income Funds	1.64%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Diversified International Account	1,584,309	$20,130	173,202	$2,066	21,774	$265	1,735,737	$21,838
Equity Income Account	2,098,803	26,134	49,421	824	580,210	9,539	1,568,014	18,590
Global Real Estate Securities Fund	453,398	3,258	161,441	1,227	21,309	175	593,530	4,321
Government & High Quality Bond	115,690	1,235	201,074	2,228	71,689	782	245,075	2,666
Account
International Emerging Markets	389,672	5,898	14,655	233	31,875	488	372,452	5,467
Account
LargeCap Blend Fund II	902,217	8,332	14,078	149	248,387	2,598	667,908	6,120
LargeCap Growth Account	783,348	8,327	502,009	8,111	—	—	1,285,357	16,438
LargeCap Growth Fund II	989,763	6,559	19,884	169	243,366	2,058	766,281	4,745
LargeCap Value Account	264,905	6,818	107,364	2,872	—	—	372,269	9,690
LargeCap Value Fund III	891,361	9,564	26,287	281	321,609	3,346	596,039	6,327
MidCap Blend Account	167,076	5,207	15,865	698	2,509	112	180,432	5,796
MidCap Growth Fund III	440,927	4,455	7,120	78	165,392	1,826	282,655	2,810
Principal Capital Appreciation	836,035	13,606	20,517	471	175,916	4,063	680,636	10,338
Account
Real Estate Securities Account	53,789	496	7,736	114	61,525	975	—	—
SmallCap Growth Fund I	782,692	8,102	74,605	822	—	—	857,297	8,924
SmallCap Value Fund II	423,371	4,027	85,312	832	78,380	767	430,303	4,077
Small-MidCap Dividend Income Fund	447,746	4,416	63,024	657	20,900	216	489,870	4,864

		$136,564		$21,832		$27,210		$133,011

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$416			$(93)			$—
Equity Income Account		823			1,171			—
Global Real Estate Securities Fund		325			11			—
Government & High Quality Bond Account		132			(15)			—
International Emerging Markets Account		76			(176)			—
LargeCap Blend Fund II		118			237			—
LargeCap Growth Account		56			—			—
LargeCap Growth Fund II		62			75			94
LargeCap Value Account		113			—			—
LargeCap Value Fund III		156			(172)			—
MidCap Blend Account		68			3			122
MidCap Growth Fund III		10			103			67
Principal Capital Appreciation Account		320			324			97
Real Estate Securities Account		—			365			—
SmallCap Growth Fund I		—			—			579
SmallCap Value Fund II		57			(15)			—
Small-MidCap Dividend Income Fund		180			7			15
		$2,912			$1,825			$974
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS- 95.16%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Aerospace & Defense - 0.39%				Banks (continued)
United Technologies Corp				SunTrust Bank/Atlanta GA
1.20%, 06/01/2015	$500	$507		0.60%, 08/24/2015(b)	$1,700		$1,652
1.80%, 06/01/2017	500	515		Wachovia Bank NA
		$1,022		0.69%, 11/03/2014(b)	750		748
				4.88%, 02/01/2015	1,500		1,619
Agriculture - 0.88%				Wachovia Corp
Cargill Inc				0.58%, 06/15/2017(b)	2,250		2,197
1.90%, 03/01/2017(a)	500	509
6.00%, 11/27/2017(a)	1,500	1,805		Wells Fargo Bank NA
				5.75%, 05/16/2016	1,750		1,987
		$2,314		Westpac Banking Corp
Automobile Asset Backed Securities - 2.38%				3.00%, 08/04/2015	750		792
American Credit Acceptance Receivables							$49,795
Trust				Beverages - 1.24%
1.64%, 11/15/2016(a),(b)	1,530	1,530
				Anheuser-Busch InBev Worldwide Inc
CPS Auto Trust				0.80%, 07/15/2015	750		752
1.59%, 03/16/2020(a)	750	750
				Heineken NV
Ford Credit Auto Owner Trust				1.40%, 10/01/2017(a)	500		498
0.40%, 09/15/2015	2,000	2,000		PepsiCo Inc
0.51%, 04/15/2017	2,000	1,999		0.75%, 03/05/2015	1,000		1,004
		$6,279		SABMiller Holdings Inc
Automobile Floor Plan Asset Backed Securities - 0.83%				1.85%, 01/15/2015(a)	1,000		1,020
Mercedes-Benz Master Owner Trust 2012-A							$3,274
0.79%, 11/15/2017(a),(b)	2,000	1,997
				Biotechnology - 1.57%
Nissan Master Owner Trust Receivables				Amgen Inc
1.36%, 01/15/2015(a),(b)	200	200
				1.88%, 11/15/2014	500		511
		$2,197		2.13%, 05/15/2017	750		777
Automobile Manufacturers - 0.96%				2.30%, 06/15/2016	2,000		2,079
Daimler Finance North America LLC				Gilead Sciences Inc
1.88%, 09/15/2014(a)	2,500	2,541		2.40%, 12/01/2014	750		774
							$4,141
Banks- 18.88%				Chemicals - 1.07%
Bank of America NA				Airgas Inc
0.59%, 06/15/2016(b)	500	477		3.25%, 10/01/2015	2,000		2,124
5.30%, 03/15/2017	3,500	3,936		Dow Chemical Co/The
Bank of New York Mellon Corp/The				7.60%, 05/15/2014	646		706
2.95%, 06/18/2015	1,430	1,508					$2,830
Barclays Bank PLC
2.50%, 01/23/2013	2,125	2,128		Commercial Services - 0.89%
				ERAC USA Finance LLC
Citigroup Inc				2.75%, 07/01/2013(a)	1,500		1,516
4.75%, 05/19/2015	500	539		5.60%, 05/01/2015(a)	750		821
6.00%, 12/13/2013	2,000	2,096
6.50%, 08/19/2013	2,500	2,587					$2,337
Commonwealth Bank of Australia				Computers - 2.00%
3.75%, 10/15/2014(a)	1,750	1,840		Hewlett-Packard Co
Commonwealth Bank of Australia/New York				1.25%, 09/13/2013	1,500		1,500
NY				International Business Machines Corp
1.25%, 09/18/2015	750	758		0.75%, 05/11/2015	2,250		2,264
Goldman Sachs Group Inc/The				2.10%, 05/06/2013	1,500		1,509
0.72%, 07/22/2015(b)	1,750	1,717					$5,273
HSBC Bank PLC
3.10%, 05/24/2016(a)	375	396		Diversified Financial Services - 10.16%
3.50%, 06/28/2015(a)	2,500	2,652		American Express Credit Corp
ING Bank NV				5.88%, 05/02/2013	2,000		2,036
2.38%, 06/09/2014(a)	1,750	1,773		Caterpillar Financial Services Corp
4.00%, 03/15/2016(a)	1,500	1,596		2.05%, 08/01/2016	500		518
JP Morgan Chase Bank NA				FMR LLC
				4.75%, 03/01/2013(a)	3,000		3,020
5.88%, 06/13/2016	2,000	2,281
6.00%, 10/01/2017	3,250	3,847		Ford Motor Credit Co LLC
KeyBank NA/Cleveland OH				3.98%, 06/15/2016	2,500		2,654
7.41%, 05/06/2015	1,575	1,772		General Electric Capital Corp
				0.55%, 01/08/2016(b)	2,000		1,977
Morgan 0.77%, Stanley 10/18/2016(b)	2,500	2,377		0.57%, 09/15/2014(b)	3,500		3,496
6.00%, 05/13/2014	2,000	2,118		2.95%, 05/09/2016	500		527
PNC Bank NA				Jefferies Group Inc
4.88%, 09/21/2017	1,300	1,491		3.88%, 11/09/2015	1,500		1,549
6.00%, 12/07/2017	1,380	1,661		John Deere Capital Corp
Santander US Debt SAU				0.88%, 04/17/2015	500		502
2.49%, 01/18/2013(a)	1,250	1,250

See accompanying notes

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
MassMutual Global Funding II				New Century Home Equity Loan Trust Series
2.30%, 09/28/2015(a)	$2,250	$2,336		2005-3
2.88%, 04/21/2014(a)	1,000	1,029		0.69%, 07/25/2035(b)	$4,500		$4,417
Murray Street Investment Trust I				RAMP Trust
4.65%, 03/09/2017(b)	3,500	3,786		0.68%, 07/25/2035(b)	492		482
Toyota Motor Credit Corp				RASC Trust
0.88%, 07/17/2015	750	753		4.47%, 03/25/2032	698		723
1.75%, 05/22/2017	750	768		4.59%, 08/25/2031	20		20
2.05%, 01/12/2017	1,000	1,034		Soundview Home Loan Trust 2005-CTX1
3.20%, 06/17/2015	750	795		0.63%, 11/25/2035(b)	750		693
		$26,780		Terwin Mortgage Trust 2005-2HE
				0.97%, 01/25/2035(a),(b)	116		112
Electric - 2.42%				Wells Fargo Home Equity Trust
LG&E and KU Energy LLC				0.62%, 11/25/2035(b)	1,000		983
2.13%, 11/15/2015	2,000	2,042		0.63%, 10/25/2034(b)	121		114
Nisource Finance Corp				5.00%, 10/25/2034	2,646		2,626
5.25%, 09/15/2017	1,000	1,144					$18,477
6.15%, 03/01/2013	500	504
PPL Energy Supply LLC				Insurance - 7.98%
5.70%, 10/15/2035	1,400	1,545		Aspen Insurance Holdings Ltd
6.20%, 05/15/2016	400	458		6.00%, 08/15/2014	1,000		1,065
TransAlta Corp				Berkshire Hathaway Finance Corp
6.65%, 05/15/2018	600	690		1.50%, 01/10/2014	1,500		1,517
		$6,383		1.60%, 05/15/2017	1,500		1,529
				Berkshire Hathaway Inc
Finance - Mortgage Loan/Banker - 2.29%				2.20%, 08/15/2016	2,000		2,087
Fannie Mae				Metropolitan Life Global Funding I
0.50%, 07/02/2015	2,000	2,007		0.66%, 03/19/2014(a),(b)	1,500		1,502
Freddie Mac				2.50%, 01/11/2013(a)	3,000		3,002
0.63%, 12/29/2014	2,000	2,013		5.13%, 04/10/2013(a)	250		253
1.00%, 08/27/2014	2,000	2,026		5.13%, 06/10/2014(a)	1,760		1,871
		$6,046		New York Life Global Funding
Food- 0.99%				2.45%, 07/14/2016(a)	2,600		2,724
Ingredion Inc				3.00%, 05/04/2015(a)	750		788
3.20%, 11/01/2015	1,500	1,574		4.65%, 05/09/2013(a)	1,000		1,014
Tesco PLC				Prudential Covered Trust 2012-1
2.00%, 12/05/2014(a)	1,000	1,022		3.00%, 09/30/2015(a)	3,563		3,694
		$2,596					$21,046
Gas- 0.40%				Iron & Steel - 0.76%
Florida Gas Transmission Co LLC				ArcelorMittal
4.00%, 07/15/2015(a)	1,000	1,063		4.00%, 03/01/2016	1,500		1,506
				5.38%, 06/01/2013	500		505
							$2,011
Home Equity Asset Backed Securities - 7.01%
ABFC 2005-WMC1 Trust				Machinery - Construction & Mining - 0.58%
0.87%, 06/25/2035(b)	1,669	1,609		Caterpillar Inc
ACE Securities Corp				0.95%, 06/26/2015	500		504
0.55%, 05/25/2035(b)	882	856		1.50%, 06/26/2017	1,000		1,013
0.88%, 04/25/2035(b)	345	344					$1,517
0.93%, 04/25/2035(b)	536	525
Aegis Asset Backed Securities Trust				Manufactured Housing Asset Backed Securities - 0.04%
0.69%, 03/25/2035(b)	172	171		Green Tree Financial Corp
Asset Backed Securities Corp Home Equity				7.70%, 09/15/2026	65		72
0.72%, 07/25/2035(b)	900	882		Mid-State Trust IV
Bayview Financial Acquisition Trust				8.33%, 04/01/2030	23		24
0.44%, 11/28/2036(b)	6	6					$96
0.84%, 05/28/2044(b)	859	846		Media- 0.66%
5.66%, 12/28/2036(b)	89	91		Walt Disney Co/The
6.04%, 11/28/2036	104	104		1.13%, 02/15/2017	1,750		1,751
Bear Stearns Asset Backed Securities Trust
0.54%, 12/25/2035(b)	854	839
Home Equity Asset Trust				Mining - 1.17%
0.68%, 10/25/2035(b)	1,000	852		Anglo American Capital PLC
				2.15%, 09/27/2013(a)	1,500		1,510
0.69%, 07/25/2035(b)	498	484
JP Morgan Mortgage Acquisition Corp				Teck Resources Ltd
0.66%, 06/25/2035(b)	400	386		5.38%, 10/01/2015	500		551
Mastr Asset Backed Securities Trust				Xstrata Finance Canada Ltd
				2.45%, 10/25/2017(a)	1,000		1,010
0.46%, 10/25/2035(b)	202	195
Morgan Stanley ABS Capital I							$3,071
0.96%, 01/25/2035(b)	117	117

See accompanying notes

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities - 4.37%				Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust 2004-2				WaMu Mortgage Pass Through Certificates
1.35%, 02/25/2035(b)	$15	$16		5.00%, 09/25/2018	$119		$122
Banc of America Alternative Loan Trust							$11,533
5.00%, 12/25/2018	455	472
Banc of America Funding Corp				Oil & Gas - 6.08%
4.75%, 09/25/2019	381	392		BG Energy Capital PLC
				2.88%, 10/15/2016(a)	1,000		1,055
Banc of America Mortgage Trust 2004-8
5.25%, 10/25/2019	141	145		BP Capital Markets PLC
Banc of America Mortgage Trust 2005-2				1.85%, 05/05/2017	500		511
5.00%, 03/25/2020	131	133		3.13%, 10/01/2015	1,000		1,061
Banc of America Mortgage Trust 2005-7				3.63%, 05/08/2014	2,000		2,082
5.00%, 08/25/2020	89	96		Ensco PLC
BCAP LLC Trust				3.25%, 03/15/2016	1,750		1,856
5.25%, 06/26/2037(a)	15	16		Petrobras International Finance Co - Pifco
Cendant Mortgage Corp				3.88%, 01/27/2016	750		791
4.87%, 06/25/2034(b)	107	108		Phillips 66
				2.95%, 05/01/2017(a)	2,000		2,120
Chase Mortgage Finance Corp
5.50%, 05/25/2035	5	5		Shell International Finance BV
Countrywide Alternative Loan Trust				3.10%, 06/28/2015	2,000		2,119
6.00%, 02/25/2017	134	136		Total Capital International SA
Countrywide Asset-Backed Certificates				1.55%, 06/28/2017	1,500		1,523
0.49%, 11/25/2035(b)	129	129		Total Capital SA
Countrywide Home Loan Mortgage Pass				3.00%, 06/24/2015	2,750		2,905
Through Trust							$16,023
4.50%, 01/25/2019(b)	197	201		Oil & Gas Services - 1.42%
4.50%, 08/25/2033	131	132		Schlumberger Investment SA
5.00%, 09/25/2019	276	284		1.95%, 09/14/2016(a)	1,500		1,540
5.25%, 10/25/2034	283	286		Weatherford International Ltd/Bermuda
Credit Suisse First Boston Mortgage Securities				5.50%, 02/15/2016	2,000		2,203
Corp							$3,743
1.17%, 05/25/2034(b)	115	112
5.00%, 09/25/2019	64	63		Other Asset Backed Securities - 4.61%
5.00%, 10/25/2019	355	359		Ameriquest Mortgage Securities Inc
Fannie Mae REMICS				0.41%, 08/25/2035(b)	221		215
0.51%, 02/25/2032(b)	6	6		0.66%, 03/25/2035(b)	241		238
Freddie Mac Reference REMIC				Carrington Mortgage Loan Trust
0.61%, 07/15/2023(b)	29	29		0.49%, 12/25/2035(b)	358		352
Freddie Mac REMICS				0.61%, 09/25/2035(b)	569		557
0.66%, 06/15/2023(b)	14	14		Citigroup Mortgage Loan Trust Inc
Ginnie Mae				0.64%, 07/25/2035(b)	150		147
4.50%, 08/20/2032	82	85		CNH Equipment Trust
GMAC Mortgage Corp Loan Trust				0.45%, 04/15/2016	2,000		2,000
5.25%, 07/25/2034	54	54		0.65%, 04/16/2018	1,000		999
GSR Mortgage Loan Trust				Countrywide Asset-Backed Certificates
5.00%, 08/25/2019	30	31		0.66%, 08/25/2035(b)	1,614		1,544
JP Morgan Mortgage Trust				0.67%, 10/25/2035(b)	648		644
5.00%, 09/25/2034	1,080	1,110		0.86%, 12/25/2034(b)	244		242
MASTR Adjustable Rate Mortgages Trust				Credit-Based Asset Servicing and
2004-13				Securitization LLC
2.63%, 11/21/2034(b)	110	110		5.33%, 07/25/2035(b)	252		249
MASTR Alternative Loans Trust				Fieldstone Mortgage Investment Trust Series
6.50%, 01/25/2019	222	235		2005-1
MASTR Asset Securitization Trust				1.29%, 03/25/2035(b)	957		904
5.25%, 12/25/2033	972	986		First Frankin Mortgage Loan Trust 2005-FF4
MASTR Asset Securitization Trust 2004-11				0.64%, 05/25/2035(b)	408		388
5.00%, 12/25/2019	66	68		First Frankin Mortgage Loan Trust 2005-FF9
Prime Mortgage Trust				0.49%, 10/25/2035(b)	513		512
5.25%, 07/25/2020(b)	654	658		Green Tree Home Improvement Loan Trust
RALI Trust				7.45%, 09/15/2025	3		3
5.00%, 12/26/2018	948	970		JP Morgan Mortgage Acquisition Corp
5.00%, 03/25/2019	267	279		0.50%, 12/25/2035(b)	600		563
5.50%, 08/25/2033	245	246		Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust				1.46%, 11/25/2034(a),(b)	435		410
1.57%, 12/25/2059(a),(b),(c)	2,435	2,449		Merrill Lynch Mortgage Investors Inc
2.22%, 10/25/2057(a),(c)	912	939		0.59%, 05/25/2036(b)	960		935
Structured Asset Securities Corp				Saxon Asset Securities Trust
4.50%, 02/25/2033	58	57		0.58%, 11/25/2035(b)	766		744
				Securitized Asset Backed Receivables LLC
				0.51%, 10/25/2035(b)	45		43

See accompanying notes

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				Telecommunications - 2.26%
Wachovia Mortgage Loan Trust LLC				AT&T Inc
0.58%, 10/25/2035(b)	$487	$478		1.40%, 12/01/2017	$1,000		$1,000
		$12,167		2.40%, 08/15/2016	500		522
				2.50%, 08/15/2015	1,000		1,042
Pharmaceuticals - 2.39%				2.95%, 05/15/2016	1,000		1,059
AbbVie Inc				Verizon Communications Inc
1.20%, 11/06/2015(a)	2,500	2,517
				3.00%, 04/01/2016	1,250		1,331
GlaxoSmithKline Capital PLC				Vodafone Group PLC
0.75%, 05/08/2015	750	754		1.63%, 03/20/2017	1,000		1,015
Merck & Co Inc							$5,969
1.10%, 01/31/2018	1,500	1,499
Novartis Capital Corp				Transportation - 0.38%
2.90%, 04/24/2015	500	525		United Parcel Service Inc
Sanofi				4.50%, 01/15/2013	1,000		1,001
1.20%, 09/30/2014	1,000	1,012
		$6,307		Trucking & Leasing - 1.25%
Pipelines - 0.33%				Penske Truck Leasing Co Lp / PTL Finance
DCP Midstream LLC				Corp
5.38%, 10/15/2015(a)	810	870		2.50%, 03/15/2016(a)	1,000		1,002
				3.13%, 05/11/2015(a)	2,250		2,296
							$3,298
Real Estate - 1.27%				TOTAL BONDS			$250,924
WCI Finance LLC / WEA Finance LLC
5.70%, 10/01/2016(a)	1,500	1,713		U.S. GOVERNMENT & GOVERNMENT	Principal
WEA Finance LLC / WT Finance Aust Pty				AGENCY OBLIGATIONS - 0.44%	Amount (000's)	Value	(000	's)
Ltd				Federal Home Loan Mortgage Corporation (FHLMC) -
5.75%, 09/02/2015(a)	500	558		0.04%
				2.26%, 11/01/2021(b)	$2		$3
WT Finance Aust Pty Ltd / Westfield Capital /				2.39%, 09/01/2035(b)	73		77
WEA Finance LLC
5.13%, 11/15/2014(a)	1,000	1,072		6.00%, 05/01/2017	27		29
		$3,343		9.50%, 08/01/2016	2		2
							$111
REITS- 3.86%
Arden Realty LP				Federal National Mortgage Association (FNMA) - 0.27%
				2.20%, 01/01/2019(b)	1		1
5.25%, 03/01/2015	1,000	1,076		2.26%, 04/01/2033(b)	214		224
BioMed Realty LP				2.30%, 11/01/2022(b)	1		1
3.85%, 04/15/2016	1,000	1,055		2.31%, 02/01/2037(b)	113		120
Duke Realty LP				2.36%, 01/01/2035(b)	11		11
6.25%, 05/15/2013	750	765		2.41%, 11/01/2032(b)	14		14
Health Care REIT Inc				2.53%, 12/01/2032(b)	51		53
3.63%, 03/15/2016	750	792		2.66%, 07/01/2034(b)	90		95
5.88%, 05/15/2015	1,000	1,104		2.70%, 08/01/2034(b)	37		40
6.00%, 11/15/2013	500	522		2.75%, 01/01/2035(b)	60		64
Healthcare Realty Trust Inc				2.80%, 02/01/2035(b)	11		11
5.13%, 04/01/2014	1,650	1,726		3.00%, 12/01/2033(b)	31		31
6.50%, 01/17/2017	500	572		4.32%, 11/01/2035(b)	4		4
Nationwide Health Properties Inc				5.61%, 04/01/2019(b)	2		2
6.00%, 05/20/2015	500	555
6.25%, 02/01/2013	2,000	2,008		6.50%, 01/01/2014	2		2
		$10,175		6.50%, 01/01/2014	2		2
				8.00%, 05/01/2027	36		42
Retail - 0.78%				8.50%, 11/01/2017	4		4
Wal-Mart Stores Inc							$721
1.50%, 10/25/2015	1,000	1,029		Government National Mortgage Association (GNMA) -
1.63%, 04/15/2014	1,000	1,017		0.02%
		$2,046		9.00%, 12/15/2020	4		5
				9.00%, 04/20/2025	1		1
Savings & Loans - 0.00%				10.00%, 02/15/2025	3		3
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013(c),(d)	200	—		10.00%, 12/15/2020	1		1
				10.00%, 04/15/2025	1		1
				11.00%, 12/15/2015	1		1
Semiconductors - 0.38%				11.00%, 12/15/2015	1		1
Samsung Electronics America Inc				10.00%, 09/15/2018	3		3
1.75%, 04/10/2017(a)	1,000	1,012		10.00%, 09/15/2018	3		3
				10.00%, 02/15/2019	24		24
				10.00%, 06/15/2020	8		10
Software - 0.23%				10.00%, 05/15/2020	10		10
Microsoft Corp
0.88%, 11/15/2017	600	597					$63

See accompanying notes

Schedule of Investments
Short-Term Income Account
December 31, 2012

				Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Financial	44.91%
				Asset Backed Securities	14.87%
U.S. Treasury - 0.11%				Consumer, Non-cyclical	7.96%
0.13%, 12/31/2013(e)	$275	$275		Energy	7.83%
				Mortgage Securities	4.70%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Basic Materials	3.00%
OBLIGATIONS		$1,170		Communications	2.92%
	Maturity			Utilities	2.82%
REPURCHASE AGREEMENTS - 2.76%	Amount (000's)	Value(000	's)	Technology	2.61%
				Industrial	2.60%
Banks- 2.76%				Government	2.40%
Investment in Joint Trading Account; Credit	$1,314	$1,314		Consumer, Cyclical	1.74%
Suisse Repurchase Agreement; 0.19%				Other Assets in Excess of Liabilities, Net	1.64%
dated 12/31/2012 maturing 01/02/2013				TOTAL NET ASSETS	100.00%
(collateralized by US Government
Securities; $1,340,064; 5.25% - 8.00%;
dated 11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	441	441
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $449,878; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	2,463	2,463
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $2,512,619; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,050	3,050
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,110,862; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$7,268
TOTAL REPURCHASE AGREEMENTS		$7,268
Total Investments		$259,362
Other Assets in Excess of Liabilities, Net - 1.64%		$4,334
TOTAL NET ASSETS - 100.00%		$263,696

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $68,213 or 25.87% of net assets.
(b)	Variable Rate. Rate shown is in effect at December 31, 2012.
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,388 or 1.28% of net assets.
(d)	Non-Income Producing Security
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $231 or 0.09% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 5 Year Note; March 2013	Short	140	$17,442	$17,418	$24
Total					$24
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Account
December 31, 2012

COMMON STOCKS - 97.08%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.07%				Consumer Products - 0.93%
Astronics Corp (a)	3,891	$89		Prestige Brands Holdings Inc (a)	22,040		$441
Astronics Corp - Class B (a)	310	7
Esterline Technologies Corp (a)	6,150	391
				Distribution & Wholesale - 1.08%
Triumph Group Inc	7,590	496		WESCO International Inc (a)	7,610		513
		$983
Airlines - 0.87%				Diversified Financial Services - 1.90%
Alaska Air Group Inc (a)	9,540	411
				Calamos Asset Management Inc	8,790		93
				Medley Capital Corp	15,690		229
Apparel - 0.48%				Portfolio Recovery Associates Inc (a)	5,430		580
Skechers U.S.A. Inc (a)	12,240	226					$902
				Electric - 2.21%
Automobile Parts & Equipment - 0.88%				Avista Corp	24,970		602
Tenneco Inc (a)	11,840	416		UNS Energy Corp	10,550		447
							$1,049
Banks - 7.43%				Electrical Components & Equipment - 0.97%
Banner Corp	7,162	220		EnerSys Inc (a)	12,220		460
BBCN Bancorp Inc	17,802	206
Boston Private Financial Holdings Inc	28,920	261
Capital Bank Financial Corp (a)	15,250	260		Electronics - 2.04%
Cardinal Financial Corp	15,165	247		FEI Co	10,910		605
				Fluidigm Corp (a)	9,730		139
First of Long Island Corp/The	2,700	76		OSI Systems Inc (a)	3,530		226
FNB Corp/PA	22,343	237
National Penn Bancshares Inc	34,910	325					$970
PacWest Bancorp	10,019	248		Engineering & Construction - 2.37%
Susquehanna Bancshares Inc	54,250	569		Dycom Industries Inc (a)	17,038		338
Texas Capital Bancshares Inc (a)	5,480	246		EMCOR Group Inc	19,830		686
Webster Financial Corp	23,390	481		MYR Group Inc (a)	4,490		100
WesBanco Inc	6,800	151					$1,124
		$3,527
				Food - 0.90%
Biotechnology - 2.08%				Fresh Del Monte Produce Inc	16,290		429
Ariad Pharmaceuticals Inc (a)	9,660	185
Cubist Pharmaceuticals Inc (a)	2,610	110
Cytokinetics Inc (a)	77,219	51		Gas - 0.82%
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	—		Southwest Gas Corp	9,190		390
Incyte Corp Ltd (a)	3,890	65
Medicines Co/The (a)	7,280	174		Healthcare - Products - 2.37%
NewLink Genetics Corp (a)	3,620	45		Cantel Medical Corp	7,064		210
Puma Biotechnology Inc (a)	4,937	93		Cynosure Inc (a)	8,382		202
RTI Biologics Inc (a)	41,155	176		DexCom Inc (a)	6,220		85
Seattle Genetics Inc (a)	3,850	89		Insulet Corp (a)	5,670		120
		$988		Orthofix International NV (a)	6,914		272
				Symmetry Medical Inc (a)	22,400		236
Building Materials - 1.03%
Headwaters Inc (a)	44,357	380					$1,125
Louisiana-Pacific Corp (a)	5,540	107		Healthcare - Services - 2.72%
		$487		Centene Corp (a)	7,130		292
				HealthSouth Corp (a)	28,270		597
Chemicals - 2.01%				Magellan Health Services Inc (a)	8,200		402
Georgia Gulf Corp	12,260	506
Landec Corp (a)	2,750	26					$1,291
WR Grace & Co (a)	6,280	422		Holding Companies - Diversified - 1.03%
		$954		National Bank Holdings Corp	25,800		490
Commercial Services - 4.08%
Acacia Research Corp (a)	11,450	294		Home Builders - 1.47%
Huron Consulting Group Inc (a)	14,651	494		KB Home	22,100		349
Korn/Ferry International (a)	16,240	257		MDC Holdings Inc	9,490		349
PAREXEL International Corp (a)	14,760	437					$698
RPX Corp (a)	18,634	168
Team Health Holdings Inc (a)	9,980	287		Insurance - 4.18%
		$1,937		Allied World Assurance Co Holdings AG	3,580		282
				Alterra Capital Holdings Ltd	23,780		670
Computers - 4.27%				Horace Mann Educators Corp	14,110		282
CACI International Inc (a)	5,690	313		Montpelier Re Holdings Ltd ADR	8,521		195
Manhattan Associates Inc (a)	10,170	614		Symetra Financial Corp	20,750		269
Netscout Systems Inc (a)	24,440	635		Validus Holdings Ltd	8,240		285
Sykes Enterprises Inc (a)	11,912	181					$1,983
Syntel Inc	5,280	283
		$2,026		Investment Companies - 2.13%
				Apollo Investment Corp	43,000		360

See accompanying notes

Schedule of Investments
SmallCap Blend Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Investment Companies (continued)				Retail (continued)
Prospect Capital Corp	59,930	$651		Susser Holdings Corp (a)	8,900		$307
		$1,011					$4,083
Iron & Steel - 0.64%				Savings & Loans - 1.30%
Metals USA Holdings Corp	17,505	306		Oritani Financial Corp	20,080		308
				Provident Financial Services Inc	20,880		311
Leisure Products & Services - 2.06%							$619
Arctic Cat Inc (a)	12,190	407		Semiconductors - 2.23%
Polaris Industries Inc	6,780	571		Entegris Inc (a)	60,440		555
		$978		IXYS Corp	14,310		131
				Rudolph Technologies Inc (a)	27,590		371
Machinery - Diversified - 0.52%
Wabtec Corp/DE	2,830	248					$1,057
				Software - 5.64%
				Acxiom Corp (a)	29,010		506
Metal Fabrication & Hardware - 1.40%				Aspen Technology Inc (a)	25,020		691
Mueller Industries Inc	13,290	665		CommVault Systems Inc (a)	9,400		655
				MedAssets Inc (a)	8,630		145
Mining - 0.60%				MicroStrategy Inc (a)	3,370		315
Golden Star Resources Ltd (a)	69,850	129		SYNNEX Corp (a)	10,550		363
Stillwater Mining Co (a)	12,240	156					$2,675
		$285
				Telecommunications - 3.76%
Miscellaneous Manufacturing - 2.35%				Arris Group Inc (a)	36,819		550
Barnes Group Inc	23,464	527		Consolidated Communications Holdings Inc	12,110		193
Crane Co	6,340	293		Plantronics Inc	14,440		533
Movado Group Inc	9,680	297		RF Micro Devices Inc (a)	113,910		510
		$1,117					$1,786
Oil & Gas - 5.34%				Textiles - 0.31%
Energy XXI Bermuda Ltd	15,310	493		G&K Services Inc	4,249		145
EPL Oil & Gas Inc (a)	19,130	431
Halcon Resources Corp (a)	41,943	290
Kodiak Oil & Gas Corp (a)	60,090	532		Transportation - 0.59%
Rosetta Resources Inc (a)	4,581	208		Celadon Group Inc	15,597		282
Western Refining Inc	20,530	579
		$2,533		TOTAL COMMON STOCKS			$46,083
					Maturity
Oil & Gas Services - 1.37%				REPURCHASE AGREEMENTS - 1.85%	Amount (000's)	Value	(000	's)
Flotek Industries Inc (a)	27,317	333
Hornbeck Offshore Services Inc (a)	9,220	317		Banks- 1.85%
		$650		Investment in Joint Trading Account; Credit	$159		$159
				Suisse Repurchase Agreement; 0.19%
Pharmaceuticals - 2.50%				dated 12/31/2012 maturing 01/02/2013
Achillion Pharmaceuticals Inc (a)	20,010	160		(collateralized by US Government
Alkermes PLC (a)	4,050	75		Securities; $161,903; 5.25% - 8.00%; dated
Array BioPharma Inc (a)	53,790	200		11/15/21 - 08/15/29)
MAP Pharmaceuticals Inc (a)	11,836	186		Investment in Joint Trading Account; Deutsche	53		53
Medivation Inc (a)	1,940	99		Bank Repurchase Agreement; 0.20% dated
Onyx Pharmaceuticals Inc (a)	1,800	136		12/31/2012 maturing 01/02/2013
Orexigen Therapeutics Inc (a)	19,340	102		(collateralized by US Government
Pharmacyclics Inc (a)	2,980	173		Securities; $54,353; 1.25% - 4.63%; dated
Questcor Pharmaceuticals Inc	2,160	58		10/15/14 - 09/28/16)
		$1,189		Investment in Joint Trading Account; JP	298		298
				Morgan Repurchasae Agreement; 0.18%
REITS - 5.55%				dated 12/31/2012 maturing 01/02/2013
Brandywine Realty Trust	48,060	586		(collateralized by US Government
Extra Space Storage Inc	15,760	573		Securities; $303,567; 0.00% - 6.25%; dated
First Industrial Realty Trust Inc (a)	46,660	657
				10/28/13 - 07/15/32)
Kite Realty Group Trust	14,390	80		Investment in Joint Trading Account; Merrill	368		368
STAG Industrial Inc	8,852	159		Lynch Repurchase Agreement; 0.12%
Starwood Property Trust Inc	25,200	579		dated 12/31/2012 maturing 01/02/2013
		$2,634		(collateralized by US Government
Retail - 8.60%				Securities; $375,846; 0.00% - 9.38%; dated
ANN Inc (a)	19,050	645		01/02/13 - 01/22/37)
Brinker International Inc	18,410	571					$878
Brown Shoe Co Inc	21,720	399		TOTAL REPURCHASE AGREEMENTS			$878
Conn's Inc (a)	19,730	605		Total Investments			$46,961
Hot Topic Inc	43,975	424		Other Assets in Excess of Liabilities, Net - 1.07%			$508
Office Depot Inc (a)	161,590	530		TOTAL NET ASSETS - 100.00%			$47,469
Red Robin Gourmet Burgers Inc (a)	17,064	602

See accompanying notes

Schedule of Investments
SmallCap Blend Account
December 31, 2012

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.34%
Consumer, Cyclical		15.75%
Consumer, Non-cyclical		15.58%
Industrial		13.34%
Technology		12.14%
Energy		6.71%
Communications		3.76%
Basic Materials		3.25%
Utilities		3.03%
Diversified		1.03%
Other Assets in Excess of Liabilities, Net		1.07%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2013	Long	15	$1,263	$1,270	$7
Total					$7

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS - 96.25%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.56%				Banks (continued)
Millennial Media Inc (a)	23,140	$290		Westamerica Bancorporation	328		$14
							$3,932
Aerospace & Defense - 1.51%				Beverages - 0.07%
Aerovironment Inc (a)	327	7		Boston Beer Co Inc/The (a)	138		19
Astronics Corp (a)	381	9		Coca-Cola Bottling Co Consolidated	150		10
Cubic Corp	275	13		National Beverage Corp	361		5
GenCorp Inc (a)	1,493	14					$34
HEICO Corp	947	42
Kaman Corp	559	21		Biotechnology - 3.58%
LMI Aerospace Inc (a)	35	1		Acorda Therapeutics Inc (a)	802		20
Moog Inc (a)	160	7		Aegerion Pharmaceuticals Inc (a)	447		11
				Affymax Inc (a)	719		14
National Presto Industries Inc	15	1		Agenus Inc (a)	437		2
SIFCO Industries Inc	32	—		Alnylam Pharmaceuticals Inc (a)	22,407		409
Teledyne Technologies Inc (a)	265	17		AMAG Pharmaceuticals Inc (a)	535		8
Triumph Group Inc	10,006	653		Arena Pharmaceuticals Inc (a)	3,422		31
		$785		BioCryst Pharmaceuticals Inc (a)	1,557		2
Agriculture - 0.05%				Cambrex Corp (a)	482		5
Alico Inc	48	2		Cubist Pharmaceuticals Inc (a)	1,297		55
Tejon Ranch Co (a)	416	11		Curis Inc (a)	1,922		7
Vector Group Ltd	728	11		Dendreon Corp (a)	2,760		15
		$24		Emergent Biosolutions Inc (a)	166		3
				Exact Sciences Corp (a)	23,028		244
Airlines - 0.63%				Exelixis Inc (a)	3,295		15
Alaska Air Group Inc (a)	1,453	63
				Halozyme Therapeutics Inc (a)	1,611		11
Allegiant Travel Co	316	23		Immunogen Inc (a)	1,151		15
Hawaiian Holdings Inc (a)	877	6
				Immunomedics Inc (a)	2,009		6
Republic Airways Holdings Inc (a)	837	5
				Incyte Corp Ltd (a)	16,440		273
SkyWest Inc	107	1		Medicines Co/The (a)	1,130		27
Spirit Airlines Inc (a)	10,484	185
				Merrimack Pharmaceuticals Inc (a)	492		3
US Airways Group Inc (a)	3,440	47
				Momenta Pharmaceuticals Inc (a)	570		7
		$330		NPS Pharmaceuticals Inc (a)	52,596		478
Apparel - 0.75%				Omeros Corp (a)	814		4
Cherokee Inc	237	3		PDL BioPharma Inc	2,411		17
Crocs Inc (a)	16,016	231		Repligen Corp (a)	874		5
G-III Apparel Group Ltd (a)	67	2		Sangamo Biosciences Inc (a)	1,659		10
Oxford Industries Inc	249	12		Seattle Genetics Inc (a)	1,956		45
RG Barry Corp	250	4		Spectrum Pharmaceuticals Inc	1,176		13
Steven Madden Ltd (a)	813	34		Trius Therapeutics Inc (a)	783		4
True Religion Apparel Inc	463	12		Verastem Inc (a)	10,732		94
Warnaco Group Inc/The (a)	757	54		Vical Inc (a)	2,246		6
Wolverine World Wide Inc	1,007	41		XOMA Corp (a)	1,946		5
		$393					$1,864
Automobile Manufacturers - 0.02%				Building Materials - 3.18%
Wabash National Corp (a)	1,227	11		AAON Inc	602		13
				American DG Energy Inc (a)	692		2
				Apogee Enterprises Inc	13,576		325
Automobile Parts & Equipment - 0.23%				Drew Industries Inc	286		9
Cooper Tire & Rubber Co	1,118	28		Eagle Materials Inc	1,048		61
Dana Holding Corp	479	8		Headwaters Inc (a)	1,292		11
Dorman Products Inc	507	18		Nortek Inc (a)	163		11
Tenneco Inc (a)	1,257	44
				Patrick Industries Inc (a)	124		2
Titan International Inc	1,011	22		Trex Co Inc (a)	15,318		571
		$120		USG Corp (a)	23,135		649
Banks - 7.55%							$1,654
Arrow Financial Corp	19	—		Chemicals - 0.52%
Bank of the Ozarks Inc	21,282	713		Aceto Corp	196		2
Bridge Capital Holdings (a)	85	1
				American Vanguard Corp	597		19
Cardinal Financial Corp	8,918	145		Balchem Corp	526		19
Cass Information Systems Inc	331	14		Chemtura Corp (a)	1,448		31
CoBiz Financial Inc	34,543	258		Georgia Gulf Corp	463		19
First Horizon National Corp	29,400	291		Hawkins Inc	295		11
FNB United Corp (a)	237	3
Signature Bank/New York NY (a)	5,800	414		HB Fuller Co	1,054		37
				Innophos Holdings Inc	392		18
Susquehanna Bancshares Inc	46,281	485		Innospec Inc	90		3
SVB Financial Group (a)	9,375	525
Texas Capital Bancshares Inc (a)	13,933	625		KMG Chemicals Inc	245		4
				Landec Corp (a)	199		2
Walker & Dunlop Inc (a)	26,677	444
				Olin Corp	987		21
				OMNOVA Solutions Inc (a)	1,498		11

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)					Commercial Services (continued)
PolyOne Corp	1,486		$30		Valassis Communications Inc	524		$14
Quaker Chemical Corp	113		6		VistaPrint NV (a)	614		20
Rentech Inc	4,825		13		WEX Inc (a)	812		61
Stepan Co	338		19					$1,774
Zep Inc	297		4
			$269		Computers - 1.65%
					3D Systems Corp (a)	4,362		233
Coal - 0.03%					CACI International Inc (a)	58		3
SunCoke Energy Inc (a)	1,060		16		Computer Task Group Inc (a)	378		7
					Cray Inc (a)	837		13
					Datalink Corp (a)	480		4
Commercial Services - 3.41%
Acacia Research Corp (a)	1,036		27		Digimarc Corp	227		5
					Echelon Corp (a)	654		2
Accretive Health Inc (a)	1,159		13
					Electronics for Imaging Inc (a)	92		2
Advisory Board Co/The (a)	624		29
					Fortinet Inc (a)	18,020		380
American Public Education Inc (a)	373		14
					iGate Corp (a)	649		10
American Reprographics Co (a)	204		1
AMN Healthcare Services Inc (a)	708		8		j2 Global Inc	800		24
					LivePerson Inc (a)	1,111		15
Arbitron Inc	547		26		Manhattan Associates Inc (a)	424		26
Avis Budget Group Inc (a)	1,930		38
					Mentor Graphics Corp (a)	1,015		17
Barrett Business Services Inc	219		8
Bridgepoint Education Inc (a)	533		6		MTS Systems Corp	345		17
					Netscout Systems Inc (a)	768		20
Brink's Co/The	859		25		Quantum Corp (a)	457		—
Capella Education Co (a)	401		11
					RealD Inc (a)	1,225		14
Cardtronics Inc (a)	922		22
					Riverbed Technology Inc (a)	86		2
CDI Corp	53		1		Synaptics Inc (a)	723		22
Chemed Corp	393		27		Syntel Inc	322		17
Corporate Executive Board Co	723		34		Unisys Corp (a)	704		12
Corvel Corp (a)	189		9
					Virtusa Corp (a)	601		10
CoStar Group Inc (a)	589		53
					Vocera Communications Inc (a)	90		2
Deluxe Corp	712		23
Electro Rent Corp	60		1					$857
ExamWorks Group Inc (a)	175		2		Consumer Products - 0.13%
ExlService Holdings Inc (a)	475		13		AT Cross Co (a)	266		3
Forrester Research Inc	455		12		Blyth Inc	335		5
Franklin Covey Co (a)	305		4		Central Garden and Pet Co - A Shares (a)	186		2
Global Cash Access Holdings Inc (a)	1,328		10		Prestige Brands Holdings Inc (a)	765		16
Grand Canyon Education Inc (a)	827		19		Spectrum Brands Holdings Inc	443		20
Green Dot Corp (a)	776		9		Tumi Holdings Inc (a)	436		9
Hackett Group Inc/The	794		3		WD-40 Co	324		15
Healthcare Services Group Inc	1,206		28					$70
Heartland Payment Systems Inc	810		24
HMS Holdings Corp (a)	12,277		318		Cosmetics & Personal Care - 0.05%
Huron Consulting Group Inc (a)	477		16		Elizabeth Arden Inc (a)	454		21
Insperity Inc	472		15		Inter Parfums Inc	379		7
Intersections Inc	191		2					$28
K12 Inc (a)	484		10
					Distribution & Wholesale - 4.50%
Kforce Inc	852		12		Beacon Roofing Supply Inc (a)	977		32
Landauer Inc	189		12		Core-Mark Holding Co Inc	60		3
MAXIMUS Inc	709		45		MWI Veterinary Supply Inc (a)	13,268		1,460
Medifast Inc (a)	448		12
MoneyGram International Inc (a)	192		3		Owens & Minor Inc	1,113		32
					Pool Corp	984		42
Monro Muffler Brake Inc	555		19		Titan Machinery Inc (a)	545		13
Multi-Color Corp	15		—		United Stationers Inc	73		2
National Research Corp	78		4		Watsco Inc	634		47
On Assignment Inc (a)	909		18		WESCO International Inc (a)	10,600		715
PAREXEL International Corp (a)	1,227		36
Performant Financial Corp (a)	163		2					$2,346
PRGX Global Inc (a)	661		4		Diversified Financial Services - 0.83%
Providence Service Corp/The (a)	74		1		Cohen & Steers Inc	332		10
RPX Corp (a)	612		6		Credit Acceptance Corp (a)	159		16
Sotheby's	421		14		DFC Global Corp (a)	718		13
Standard Parking Corp (a)	507		11		Diamond Hill Investment Group Inc	86		6
Steiner Leisure Ltd (a)	308		15		Duff & Phelps Corp	269		4
Strayer Education Inc	239		13		Ellie Mae Inc (a)	509		14
Team Health Holdings Inc (a)	565		16		Encore Capital Group Inc (a)	375		11
Team Inc (a)	415		16		Evercore Partners Inc - Class A	83		3
TMS International Corp (a)	159		2		Financial Engines Inc (a)	5,141		142
TNS Inc (a)	514		11		GAMCO Investors Inc	202		11
TrueBlue Inc (a)	930		15		Greenhill & Co Inc	529		28
United Rentals Inc (a)	11,664		531		Higher One Holdings Inc (a)	1,042		11
					MarketAxess Holdings Inc	656		23

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
MicroFinancial Inc	100	$1		MYR Group Inc (a)	366		$8
Nationstar Mortgage Holdings Inc (a)	340	11					$81
Netspend Holdings Inc (a)	977	12
Ocwen Financial Corp (a)	208	7		Entertainment - 1.57%
				Carmike Cinemas Inc (a)	13,139		197
Portfolio Recovery Associates Inc (a)	362	39
Pzena Investment Management Inc	259	1		Churchill Downs Inc	134		9
				Lions Gate Entertainment Corp (a)	1,757		29
Regional Management Corp (a)	151	3
				Multimedia Games Holding Co Inc (a)	13,622		201
Stifel Financial Corp (a)	529	17
Virtus Investment Partners Inc (a)	103	12		National CineMedia Inc	608		8
				SHFL Entertainment Inc (a)	21,626		314
WageWorks Inc (a)	125	2
Westwood Holdings Group Inc	209	9		Six Flags Entertainment Corp	821		50
WisdomTree Investments Inc (a)	1,877	11		Vail Resorts Inc	221		12
World Acceptance Corp (a)	217	16					$820
		$433		Environmental Control - 0.18%
				Calgon Carbon Corp (a)	897		13
Electric - 0.02%
Atlantic Power Corp	307	4		Ceco Environmental Corp	189		2
				Darling International Inc (a)	825		13
Ormat Technologies Inc	157	3		EnergySolutions Inc (a)	689		2
Otter Tail Corp	60	1
		$8		Mine Safety Appliances Co	575		25
				Tetra Tech Inc (a)	1,077		28
Electrical Components & Equipment - 0.34%				TRC Cos Inc (a)	417		2
Acuity Brands Inc	897	61		US Ecology Inc	371		9
Belden Inc	874	39					$94
Coleman Cable Inc	241	2
EnerSys Inc (a)	356	14		Food - 1.21%
Generac Holdings Inc	356	12		Arden Group Inc	22		2
Littelfuse Inc	420	26		B&G Foods Inc	1,213		34
Powell Industries Inc (a)	122	5		Calavo Growers Inc	384		10
Universal Display Corp (a)	691	18		Cal-Maine Foods Inc	287		12
				Chefs' Warehouse Inc/The (a)	346		5
		$177		Hain Celestial Group Inc (a)	851		46
Electronics - 1.76%				Inventure Foods Inc (a)	411		3
American Science & Engineering Inc	50	3		J&J Snack Foods Corp	341		22
Analogic Corp	250	19		Lancaster Colony Corp	426		29
Badger Meter Inc	301	14		Lifeway Foods Inc	129		1
Coherent Inc	217	11		Pilgrim's Pride Corp (a)	1,535		11
Cymer Inc (a)	168	15		Post Holdings Inc (a)	401		14
Daktronics Inc	283	3		Sanderson Farms Inc	530		25
ESCO Technologies Inc	274	10		Smart Balance Inc (a)	24,417		315
FARO Technologies Inc (a)	17,147	612		Snyders-Lance Inc	695		17
FEI Co	765	42		Tootsie Roll Industries Inc	475		12
Fluidigm Corp (a)	778	11		TreeHouse Foods Inc (a)	441		23
II-VI Inc (a)	949	17		United Natural Foods Inc (a)	877		47
Measurement Specialties Inc (a)	431	15					$628
Mesa Laboratories Inc	81	4
Multi-Fineline Electronix Inc (a)	43	1		Forest Products & Paper - 0.14%
NVE Corp (a)	156	9		Buckeye Technologies Inc	493		14
				Clearwater Paper Corp (a)	335		13
OSI Systems Inc (a)	425	27
Plexus Corp (a)	495	13		Deltic Timber Corp	193		14
Rogers Corp (a)	216	11		Neenah Paper Inc	300		8
Sypris Solutions Inc	221	1		Orchids Paper Products Co	86		2
Taser International Inc (a)	1,782	16		PH Glatfelter Co	226		4
Woodward Inc	1,492	57		Schweitzer-Mauduit International Inc	494		19
Zagg Inc (a)	802	6					$74
Zygo Corp (a)	69	1		Gas - 0.03%
		$918		Piedmont Natural Gas Co Inc	193		6
Energy - Alternate Sources - 0.03%				South Jersey Industries Inc	208		10
Clean Energy Fuels Corp (a)	1,151	14					$16
Renewable Energy Group Inc (a)	122	1		Hand & Machine Tools - 0.06%
Saratoga Resources Inc (a)	571	2		Franklin Electric Co Inc	462		29
		$17
Engineering & Construction - 0.16%				Healthcare - Products - 4.18%
Aegion Corp (a)	179	4		Abaxis Inc	7,320		271
Argan Inc	69	1		ABIOMED Inc (a)	1,071		14
Dycom Industries Inc (a)	527	10		Accuray Inc (a)	1,448		9
Exponent Inc (a)	283	16		Align Technology Inc (a)	1,472		41
MasTec Inc (a)	1,160	29		ArthroCare Corp (a)	470		16
Mistras Group Inc (a)	505	13		AtriCure Inc (a)	467		3
				Atrion Corp	51		10

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Builders - 2.61%
BG Medicine Inc (a)	345	$1		Hovnanian Enterprises Inc (a)	77,944		$546
Cantel Medical Corp	418	12		Meritage Homes Corp (a)	11,557		432
Cardiovascular Systems Inc (a)	543	7		Ryland Group Inc/The	438		16
Cepheid Inc (a)	14,524	491		Standard Pacific Corp (a)	49,136		361
Conceptus Inc (a)	9,668	204		Winnebago Industries Inc (a)	259		4
Cyberonics Inc (a)	564	30					$1,359
Cynosure Inc (a)	151	4
DexCom Inc (a)	1,404	19		Home Furnishings - 0.71%
				DTS Inc/CA (a)	592		10
Endologix Inc (a)	995	14
Exactech Inc (a)	64	1		Ethan Allen Interiors Inc	418		11
Female Health Co/The	11,881	85		La-Z-Boy Inc	480		7
				Select Comfort Corp (a)	12,391		324
Genomic Health Inc (a)	506	14
				Skullcandy Inc (a)	522		4
Globus Medical Inc (a)	225	2
				TiVo Inc (a)	1,310		16
Greatbatch Inc (a)	12,921	300
Haemonetics Corp (a)	1,038	42					$372
HeartWare International Inc (a)	290	24		Housewares - 0.02%
ICU Medical Inc (a)	224	14		Libbey Inc (a)	647		12
ImmunoCellular Therapeutics Ltd (a)	1,639	3
Insulet Corp (a)	982	21
Integra LifeSciences Holdings Corp (a)	361	14		Insurance - 0.11%
Luminex Corp (a)	824	14		Amtrust Financial Services Inc	131		4
MAKO Surgical Corp (a)	10,377	134		eHealth Inc (a)	439		12
Masimo Corp	1,021	22		Employers Holdings Inc	197		4
Merge Healthcare Inc (a)	1,453	4		First American Financial Corp	303		7
				Greenlight Capital Re Ltd (a)	251		6
Meridian Bioscience Inc	845	17
Merit Medical Systems Inc (a)	76	1		Homeowners Choice Inc	46		1
Natus Medical Inc (a)	568	6		Montpelier Re Holdings Ltd ADR	199		5
NuVasive Inc (a)	336	5		Navigators Group Inc/The (a)	132		7
NxStage Medical Inc (a)	885	10		Tower Group Inc	590		10
Orthofix International NV (a)	300	12					$56
PhotoMedex Inc (a),(b)	8,120	118
(a)				Internet - 4.94%
PSS World Medical Inc	1,033	30		Bankrate Inc (a)	938		12
Quidel Corp (a)	579	11		Blucora Inc (a)	199		3
Rochester Medical Corp (a)	292	3		Blue Nile Inc (a)	257		10
Spectranetics Corp (a)	702	10		Boingo Wireless Inc (a)	497		4
STAAR Surgical Co (a)	1,144	7		Brightcove Inc (a)	32,497		294
STERIS Corp	872	30		BroadSoft Inc (a)	576		21
SurModics Inc (a)	108	2		CafePress Inc (a)	149		1
Symmetry Medical Inc (a)	368	4
				Cogent Communications Group Inc	921		21
Tornier NV(a)	340	6		comScore Inc (a)	738		10
Utah Medical Products Inc	106	4		Dealertrack Technologies Inc (a)	681		20
Vascular Solutions Inc (a)	491	8		Dice Holdings Inc (a)	1,471		13
Volcano Corp (a)	1,093	26		ExactTarget Inc (a)	27,056		541
West Pharmaceutical Services Inc	442	24		Global Sources Ltd (a)	90		1
Young Innovations Inc	78	3		HealthStream Inc (a)	402		10
		$2,177		HomeAway Inc (a)	11,775		259
Healthcare - Services - 2.67%				Lionbridge Technologies Inc (a)	1,778		7
Acadia Healthcare Co Inc (a)	30,866	720		Liquidity Services Inc (a)	492		20
				magicJack VocalTec Ltd (a)	329		6
Amsurg Air Methods Corp Corp (a)	326 786	29 10		Move Inc (a)	1,272		10
Bio-Reference Labs Inc (a)	491	14		NIC Inc	1,349		22
Capital Senior Living Corp (a)	768	14		OpenTable Inc (a)	471		23
Centene Corp (a)	1,054	43		Orbitz Worldwide Inc (a)	728		2
Emeritus Corp (a)	614	15		Overstock.com Inc (a)	368		5
Ensign Group Inc/The	341	9		Pandora Media Inc (a)	24,809		228
HealthSouth Corp (a)	1,653	35		Perficient Inc (a)	775		9
IPC The Hospitalist Co Inc (a)	11,047	439		ReachLocal Inc (a)	320		4
Magellan Health Services Inc (a)	44	2		Responsys Inc (a)	1,155		7
Molina Healthcare Inc (a)	77	2		Saba Software Inc (a)	41,341		361
Skilled Healthcare Group Inc (a)	560	4		Sapient Corp (a)	2,458		26
Sunrise Senior Living Inc (a)	941	14		Shutterstock Inc (a)	559		14
US Physical Therapy Inc	378	10		Sourcefire Inc (a)	10,719		506
Vanguard Health Systems Inc (a)	866	11		Spark Networks Inc (a)	361		3
WellCare Health Plans Inc (a)	425	21		Stamps.com Inc (a)	453		11
				support.com Inc (a)	1,107		5
		$1,392		Synacor Inc (a)	204		1
Holding Companies - Diversified - 0.01%				Travelzoo Inc (a)	224		4
Primoris Services Corp	255	4		ValueClick Inc (a)	945		18
				VASCO Data Security International Inc (a)	405		3
				VirnetX Holding Corp (a)	753		22

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Web.com Group Inc (a)	621	$9		Blount International Inc (a)	879		$14
Websense Inc (a)	780	12		CLARCOR Inc	1,084		52
XO Group Inc (a)	825	8		EnPro Industries Inc (a)	349		14
Zix Corp (a)	1,886	5		GP Strategies Corp (a)	435		9
		$2,571		Handy & Harman Ltd (a)	153		2
				Hexcel Corp (a)	1,778		48
Investment Companies - 0.00%				Hillenbrand Inc	1,142		26
Main Street Capital Corp	60	2		John Bean Technologies Corp	603		11
				Koppers Holdings Inc	446		17
Iron & Steel - 0.00%				LSB Industries Inc (a)	341		12
Metals USA Holdings Corp	91	2		Movado Group Inc	40		1
				Myers Industries Inc	719		11
				Park-Ohio Holdings Corp (a)	240		5
Leisure Products & Services - 0.65%				Raven Industries Inc	4,842		128
Arctic Cat Inc (a)	252	9
				Smith & Wesson Holding Corp (a)	1,297		11
Black Diamond Inc (a)	27,329	224
				Standex International Corp	90		4
Brunswick Corp/DE	1,623	47		Sturm Ruger & Co Inc	396		18
Interval Leisure Group Inc	787	15		Trimas Corp (a)	628		17
Life Time Fitness Inc (a)	713	35
Town Sports International Holdings Inc	730	8					$447
		$338		Office Furnishings - 0.16%
				Herman Miller Inc	1,235		26
Lodging - 0.06%				HNI Corp	774		23
Ameristar Casinos Inc	507	14		Interface Inc	1,037		17
Ryman Hospitality Properties	397	15		Knoll Inc	681		11
		$29		Steelcase Inc	330		4
Machinery - Diversified - 2.59%							$81
Altra Holdings Inc	465	10		Oil & Gas - 4.07%
Applied Industrial Technologies Inc	823	35		Alon USA Energy Inc	245		4
Cascade Corp	15	1		Apco Oil and Gas International Inc	280		3
Chart Industries Inc (a)	6,815	454
				Approach Resources Inc (a)	598		15
Cognex Corp	920	34		Arabian American Development Co (a)	643		5
DXP Enterprises Inc (a)	276	14
Flow International Corp (a)	328	1		Berry Petroleum Co	952		32
				Bonanza Creek Energy Inc (a)	47		1
Intermec Inc (a)	240	3
				Carrizo Oil & Gas Inc (a)	707		15
iRobot Corp (a)	485	9
				Clayton Williams Energy Inc (a)	17		1
Lindsay Corp	265	21		Contango Oil & Gas Co	239		10
Middleby Corp (a)	5,596	718
				CVR Energy Inc (a)	254		12
Robbins & Myers Inc	340	20		Diamondback Energy Inc (a)	11,018		211
Sauer-Danfoss Inc	269	14		Energy XXI Bermuda Ltd	1,189		38
Tennant Co	392	17		Gulfport Energy Corp (a)	14,437		552
		$1,351		Halcon Resources Corp (a)	1,752		12
Media - 0.61%				Isramco Inc (a)	32		3
Belo Corp	1,078	8		Kodiak Oil & Gas Corp (a)	31,694		281
Demand Media Inc (a)	703	7		Magnum Hunter Resources Corp (a)	120,041		479
Martha Stewart Living Omnimedia (a)	9,120	23		Magnum Hunter Resources Corp - Warrants (a)	6,002		—
Nexstar Broadcasting Group Inc (a)	90	1		Northern Oil and Gas Inc (a)	1,315		22
Sinclair Broadcast Group Inc	21,993	277		Oasis Petroleum Inc (a)	1,656		53
		$316		Panhandle Oil and Gas Inc	209		6
				Rex Energy Corp (a)	21,802		284
Metal Fabrication & Hardware - 0.11%				Rosetta Resources Inc (a)	1,098		50
CIRCOR International Inc	40	2		Vaalco Energy Inc (a)	1,135		10
Haynes International Inc	180	9		W&T Offshore Inc	76		1
Mueller Industries Inc	102	5		Warren Resources Inc (a)	335		1
Mueller Water Products Inc - Class A	1,837	10		Western Refining Inc	702		20
RBC Bearings Inc (a)	462	23					$2,121
Sun Hydraulics Corp	371	10
		$59		Oil & Gas Services - 0.80%
				C&J Energy Services Inc (a)	431		9
Mining - 0.71%				Dril-Quip Inc (a)	836		61
Allied Nevada Gold Corp (a)	10,818	326		Flotek Industries Inc (a)	1,017		12
AMCOL International Corp	509	16		Forum Energy Technologies Inc (a)	7,961		197
Coeur d'Alene Mines Corp (a)	792	20		Geospace Technologies Corp (a)	265		24
Gold Resource Corp	537	8		Global Geophysical Services Inc (a)	656		2
United States Lime & Minerals Inc (a)	51	2		ION Geophysical Corp (a)	2,735		18
		$372		Lufkin Industries Inc	696		40
				Matrix Service Co (a)	112		1
Miscellaneous Manufacturing - 0.86%				Mitcham Industries Inc (a)	260		4
Actuant Corp	455	13		Pioneer Energy Services Corp (a)	404		3
AO Smith Corp	218	14
AZZ Inc	526	20		Targa Resources Corp	600		32
				TGC Industries Inc	459		4

See accompanying notes

Schedule of Investments SmallCap Growth Account II December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS - 1.86%
Thermon Group Holdings Inc (a)	476	$11		Acadia Realty Trust	942		$24
		$418		Alexander's Inc	42		14
				DuPont Fabros Technology Inc	519		13
Packaging & Containers - 0.02%				EastGroup Properties Inc	548		29
AEP Industries Inc (a)	130	8
				Glimcher Realty Trust	54,196		601
				Highwoods Properties Inc	1,231		41
Pharmaceuticals - 9.16%				Monmouth Real Estate Investment Corp	566		6
Achillion Pharmaceuticals Inc (a)	28,379	228		National Health Investors Inc	501		28
Akorn Inc (a)	45,240	605		Omega Healthcare Investors Inc	2,170		52
Alkermes PLC (a)	2,505	46		Potlatch Corp	514		20
Anacor Pharmaceuticals Inc (a)	14,747	77		PS Business Parks Inc	313		20
Anika Therapeutics Inc (a)	371	4		Saul Centers Inc	244		10
Antares Pharma Inc (a)	3,423	13		Sovran Self Storage Inc	544		34
Array BioPharma Inc (a)	2,890	11		Strategic Hotels & Resorts Inc (a)	2,671		17
Auxilium Pharmaceuticals Inc (a)	968	18		Sun Communities Inc	609		24
AVANIR Pharmaceuticals Inc (a)	4,046	11		Universal Health Realty Income Trust	232		12
BioDelivery Sciences International Inc (a)	670	3		Urstadt Biddle Properties Inc	597		12
BioScrip Inc (a)	40,242	433		Washington Real Estate Investment Trust	431		11
Biospecifics Technologies Corp (a)	141	2					$968
Corcept Therapeutics Inc (a)	1,557	2
Cumberland Pharmaceuticals Inc (a)	206	1		Retail - 10.64%
				Aeropostale Inc (a)	1,709		22
Cytori Therapeutics Inc (a)	1,383	4
				AFC Enterprises Inc (a)	487		13
Dyax Corp (a)	3,204	11
				America's Car-Mart Inc/TX (a)	251		10
Endocyte Inc (a)	959	9
				ANN Inc (a)	1,010		34
Furiex Pharmaceuticals Inc (a)	231	4
				Asbury Automotive Group Inc (a)	492		16
Hi-Tech Pharmacal Co Inc	129	5		Biglari Holdings Inc (a)	3		1
Impax Laboratories Inc (a)	1,374	28
				BJ's Restaurants Inc (a)	11,483		377
Infinity Pharmaceuticals Inc (a)	6,786	238
				Body Central Corp (a)	22,317		222
Ironwood Pharmaceuticals Inc (a)	1,526	17
				Bravo Brio Restaurant Group Inc (a)	16,761		225
Isis Pharmaceuticals Inc (a)	2,004	21
Jazz Pharmaceuticals PLC (a)	14,423	767		Buckle Inc/The	574		26
				Buffalo Wild Wings Inc (a)	333		24
Medivation Inc (a)	10,438	534
				Cabela's Inc (a)	876		36
Nature's Sunshine Products Inc	216	3
Nektar Therapeutics (a)	1,628	12		Casey's General Stores Inc	692		37
Neogen Corp (a)	470	21		Cash America International Inc	261		10
Neurocrine Biosciences Inc (a)	1,192	9		Cato Corp/The	568		16
Obagi Medical Products Inc (a)	603	8		CEC Entertainment Inc	388		13
Opko Health Inc (a)	2,020	10		Cheesecake Factory Inc/The	1,118		37
				Children's Place Retail Stores Inc/The (a)	288		13
Optimer Pharmaceuticals Inc (a)	894	8
				Chuy's Holdings Inc (a)	4,368		98
Orexigen Therapeutics Inc (a)	1,903	10
				Coinstar Inc (a)	648		34
Pain Therapeutics Inc	1,201	3		Conn's Inc (a)	46		1
Pernix Therapeutics Holdings (a)	294	2
Pharmacyclics Inc (a)	1,114	65		Cracker Barrel Old Country Store Inc	398		26
				Del Frisco's Restaurant Group Inc (a)	134		2
POZEN Inc (a)	862	4
				Denny's Corp (a)	2,447		12
Questcor Pharmaceuticals Inc	1,103	29
Regulus Therapeutics Inc (a)	33,180	209		Destination Maternity Corp	189		4
				DineEquity Inc (a)	316		21
Rigel Pharmaceuticals Inc (a)	1,424	9
Sagent Pharmaceuticals Inc (a)	7,698	124		Domino's Pizza Inc	1,040		45
Santarus Inc (a)	1,100	12		Einstein Noah Restaurant Group Inc	153		2
				Express Inc (a)	1,853		28
Sarepta Therapeutics Inc (a)	17,826	460
				Ezcorp Inc (a)	678		13
Sciclone Pharmaceuticals Inc (a)	1,789	8
				Fifth & Pacific Cos Inc (a)	29,420		366
SIGA Technologies Inc (a)	1,139	3
Sucampo Pharmaceuticals Inc (a)	386	2		Finish Line Inc/The	606		11
				First Cash Financial Services Inc (a)	595		29
Synageva BioPharma Corp (a)	6,456	299
				Francesca's Holdings Corp (a)	18,250		474
Theravance Inc (a)	1,219	27
				Genesco Inc (a)	507		28
Threshold Pharmaceuticals Inc (a)	1,454	6
USANA Health Sciences Inc (a)	195	6		GNC Holdings Inc	12,305		409
				Gordmans Stores Inc (a)	265		4
Vanda Pharmaceuticals Inc (a)	915	3
				Hibbett Sports Inc (a)	7,490		395
Vivus Inc (a)	23,617	317
XenoPort Inc (a)	1,184	9		Hot Topic Inc	1,351		13
Zogenix Inc (a)	1,748	2		HSN Inc	782		43
				Jack in the Box Inc (a)	720		21
		$4,772		Jos A Bank Clothiers Inc (a)	543		23
Pipelines - 0.02%				Lumber Liquidators Holdings Inc (a)	569		30
Crosstex Energy Inc	774	11		Mattress Firm Holding Corp (a)	12,938		318
				Men's Wearhouse Inc	341		11
				Nathan's Famous Inc (a)	83		3
Real Estate - 0.02%				Pantry Inc/The (a)	51		1
HFF Inc	867	13		Papa John's International Inc (a)	370		20
				PetMed Express Inc	627		7
				Pier 1 Imports Inc	2,012		40

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Pricesmart Inc	322	$25		MedAssets Inc (a)	632		$11
Red Robin Gourmet Burgers Inc (a)	8,179	289		Medidata Solutions Inc (a)	444		17
Rite Aid Corp (a)	1,832	2		MicroStrategy Inc (a)	172		16
Roundy's Inc	629	3		Monotype Imaging Holdings Inc	739		12
rue21 inc (a)	488	14		Omnicell Inc (a)	12,659		188
Ruth's Hospitality Group Inc (a)	1,110	8		Parametric Technology Corp (a)	2,149		48
Sonic Corp (a)	977	10		PDF Solutions Inc (a)	759		10
Systemax Inc	23	—		Proofpoint Inc (a)	192		2
Texas Roadhouse Inc	1,293	22		PROS Holdings Inc (a)	689		13
Tile Shop Holdings Inc (a)	14,327	241		QAD Inc	202		3
Tilly's Inc (a)	22,802	308		QLIK Technologies Inc (a)	10,790		234
Ulta Salon Cosmetics & Fragrance Inc	5,035	495		Quality Systems Inc	791		14
Vera Bradley Inc (a)	408	10		RealPage Inc (a)	724		16
Vitamin Shoppe Inc (a)	7,664	440		Rosetta Stone Inc (a)	170		2
Zumiez Inc (a)	690	13		SciQuest Inc (a)	575		9
		$5,544		SS&C Technologies Holdings Inc (a)	292		7
				Synchronoss Technologies Inc (a)	509		11
Savings & Loans - 0.25%				Take-Two Interactive Software Inc (a)	1,362		15
Oritani Financial Corp	498	8		Tyler Technologies Inc (a)	628		30
Pacific Premier Bancorp Inc (a)	12,022	123
				Ultimate Software Group Inc (a)	5,890		557
		$131		Verint Systems Inc (a)	439		13
Semiconductors - 2.80%							$2,375
Cabot Microelectronics Corp	505	18		Storage & Warehousing - 0.00%
Cavium Inc (a)	12,836	401
				Wesco Aircraft Holdings Inc (a)	143		2
Ceva Inc (a)	569	9
Cirrus Logic Inc (a)	1,142	33
GT Advanced Technologies Inc (a)	3,167	10		Telecommunications - 4.82%
Hittite Microwave Corp (a)	678	42		8x8 Inc (a)	1,591		12
Inphi Corp (a)	17,724	170		ADTRAN Inc	1,368		27
Integrated Device Technology Inc (a)	21,818	159		Anaren Inc (a)	59		1
Micrel Inc	873	8		Anixter International Inc	369		24
Microsemi Corp (a)	10,634	224		Arris Group Inc (a)	466		7
MIPS Technologies Inc (a)	1,163	9		Aruba Networks Inc (a)	33,416		694
Monolithic Power Systems Inc	548	12		Atlantic Tele-Network Inc	283		10
Peregrine Semiconductor Corp (a)	17,211	264		Aware Inc	336		2
Power Integrations Inc	510	17		CalAmp Corp (a)	906		8
QLogic Corp (a)	751	7		Calix Inc (a)	437		3
Semtech Corp (a)	1,177	34		Ciena Corp (a)	1,607		25
Ultratech Inc (a)	562	21		Cincinnati Bell Inc (a)	2,237		12
Veeco Instruments Inc (a)	315	9		Comverse Inc (a)	387		11
Volterra Semiconductor Corp (a)	822	14		Comverse Technology Inc (a)	3,879		15
		$1,461		Consolidated Communications Holdings Inc	841		13
				DigitalGlobe Inc (a)	443		11
Software - 4.56%				Extreme Networks (a)	2,967		11
ACI Worldwide Inc (a)	835	36		Finisar Corp (a)	8,055		131
Actuate Corp (a)	1,454	8		General Communication Inc (a)	1,168		11
Advent Software Inc (a)	639	14		Globecomm Systems Inc (a)	560		6
American Software Inc/Georgia	759	6		HickoryTech Corp	436		4
Aspen Technology Inc (a)	1,847	51
				IDT Corp - Class B	457		4
athenahealth Inc (a)	734	54		Infinera Corp (a)	1,719		10
AVG Technologies NV (a)	243	4
				InterDigital Inc/PA	954		39
Blackbaud Inc	799	18		IPG Photonics Corp	13,603		907
CommVault Systems Inc (a)	934	65		Iridium Communications Inc (a)	225		1
Computer Programs & Systems Inc	226	11		Ixia (a)	22,577		384
Cornerstone OnDemand Inc (a)	707	21		KVH Industries Inc (a)	149		2
CSG Systems International Inc (a)	616	11		LogMeIn Inc (a)	390		9
Ebix Inc	668	11		Loral Space & Communications Inc	217		12
Envestnet Inc (a)	654	9
				Lumos Networks Corp	435		4
EPAM Systems Inc (a)	152	3		Netgear Inc (a)	364		14
EPIQ Systems Inc	80	1		NTELOS Holdings Corp	459		6
Epocrates Inc (a)	559	5		Numerex Corp (a)	322		4
Exa Corp (a)	145	1		Orbcomm Inc (a)	558		2
Fair Isaac Corp	716	30		Plantronics Inc	293		11
Greenway Medical Technologies (a)	200	3		Premiere Global Services Inc (a)	363		4
Guidance Software Inc (a)	462	5
				Primus Telecommunications Group Inc	382		4
Guidewire Software Inc (a)	9,946	296		RF Micro Devices Inc (a)	1,106		5
Imperva Inc (a)	311	10		RigNet Inc (a)	387		8
Infoblox Inc (a)	6,782	122		ShoreTel Inc (a)	1,338		6
Innodata Inc (a)	716	3
Jive Software Inc (a)	23,774	345		Telular Corp	321		3
Market Leader Inc (a)	596	4		Tessco Technologies Inc	85		2

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
Telecommunications (continued)				Sector	Percent
Ubiquiti Networks Inc	329	$4
ViaSat Inc (a)	674	26		Consumer, Non-cyclical	24.51%
				Consumer, Cyclical	22.58%
		$2,509		Financial	13.15%
Toys, Games & Hobbies - 0.03%				Industrial	12.15%
LeapFrog Enterprises Inc (a)	1,632	14		Communications	10.93%
				Technology	9.02%
				Energy	4.95%
Transportation - 1.38%				Basic Materials	1.37%
Forward Air Corp	606	21		Utilities	0.10%
GasLog Ltd	302	4		Diversified	0.01%
Genesee & Wyoming Inc (a)	790	60
				Other Assets in Excess of Liabilities, Net	1.23%
Gulfmark Offshore Inc	182	6		TOTAL NET ASSETS	100.00%
Heartland Express Inc	800	10
HUB Group Inc (a)	666	22
Knight Transportation Inc	1,024	15
Old Dominion Freight Line Inc (a)	1,282	44
PHI Inc (a)	33	1
Quality Distribution Inc (a)	251	2
Roadrunner Transportation Systems Inc (a)	27,595	501
Saia Inc (a)	95	2
Swift Transportation Co (a)	1,646	15
Werner Enterprises Inc	821	18
		$721

Trucking & Leasing - 0.02%
TAL International Group Inc	264	10

Water - 0.05%
American States Water Co	61	3
California Water Service Group	659	12
Connecticut Water Service Inc	180	5
SJW Corp	136	4
		$24
TOTAL COMMON STOCKS		$50,134
	Maturity
REPURCHASE AGREEMENTS - 2.52%	Amount (000's)	Value(000	's)

Banks - 2.52%
Investment in Joint Trading Account; Credit	$237	$238
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $241,985; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	80	80
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $81,238; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	445	444
Morgan Repurchasae Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $453,722; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	551	550
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $561,749; 0.00% - 9.38%; dated
01/02/13 - 01/22/37)
		$1,312
TOTAL REPURCHASE AGREEMENTS		$1,312
Total Investments		$51,446
Other Assets in Excess of Liabilities, Net - 1.23%		$642
TOTAL NET ASSETS - 100.00%		$52,088

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2013	Long	25	$2,061	$2,117	$56
Total					$56
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS - 96.64%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%				Banks (continued)
Harte-Hanks Inc	3,186	$19		Bank of Kentucky Financial Corp	1,181		$29
				Bank of Marin Bancorp	358		13
				Bank of the Ozarks Inc	2,800		94
Aerospace & Defense - 1.73%				Banner Corp	4,187		128
AAR Corp	2,162	41
Aerovironment Inc (a)	491	11		Bar Harbor Bankshares	279		9
Cubic Corp	346	17		BBCN Bancorp Inc	9,763		113
Curtiss-Wright Corp	5,407	177		Boston Private Financial Holdings Inc	8,455		76
Esterline Technologies Corp (a)	4,642	296		Bridge Bancorp Inc	615		13
				Bridge Capital Holdings (a)	475		7
GenCorp Inc (a)	877	8
Kratos Defense & Security Solutions Inc (a)	11,864	59		Bryn Mawr Bank Corp	801		18
LMI Aerospace Inc (a)	12,773	247		C&F Financial Corp	231		9
M/A-COM Technology Solutions Holdings Inc	1,759	26		Camden National Corp	1,348		46
(a)				Cardinal Financial Corp	4,634		75
Moog Inc (a)	2,828	116		Cathay General Bancorp	9,329		182
National Presto Industries Inc	198	14		Center Bancorp Inc	2,102		24
Orbital Sciences Corp (a)	2,726	37		Centerstate Banks Inc	2,137		18
				Central Pacific Financial Corp (a)	3,700		58
Teledyne Technologies Inc (a)	1,122	73
				Century Bancorp Inc/MA	238		8
Triumph Group Inc	9,600	627		Chemical Financial Corp	3,760		89
		$1,749		Citizens & Northern Corp	5,257		99
Agriculture - 0.39%				Citizens Republic Bancorp Inc (a)	22,528		428
Alico Inc	142	5		City Holding Co	5,503		191
Andersons Inc/The	4,770	205		CNB Financial Corp/PA	1,618		26
Universal Corp/VA	3,746	187		CoBiz Financial Inc	9,406		71
		$397		Columbia Banking System Inc	1,781		32
				Community Bank System Inc	4,591		126
Airlines - 1.17%				Community Trust Bancorp Inc	5,102		167
Alaska Air Group Inc (a)	11,971	516
				CVB Financial Corp	33,924		353
Hawaiian Holdings Inc (a)	1,681	11		Eagle Bancorp Inc (a)	1,135		23
JetBlue Airways Corp (a)	11,016	63
Republic Airways Holdings Inc (a)	66,381	377		East West Bancorp Inc	4,000		86
				Enterprise Bancorp Inc/MA	386		6
SkyWest Inc	17,389	216		Enterprise Financial Services Corp	8,390		110
		$1,183		Farmers National Banc Corp	1,360		8
				Fidelity Southern Corp (a)	2,224		22
Apparel - 1.11%
Columbia Sportswear Co	499	27		Financial Institutions Inc	6,057		113
G-III Apparel Group Ltd (a)	2,580	88		First Bancorp Inc/ME	1,084		18
Iconix Brand Group Inc (a)	21,218	473		First BanCorp/Puerto Rico (a)	18,020		83
Jones Group Inc/The	12,442	137		First Bancorp/Troy NC	1,900		24
Maidenform Brands Inc (a)	481	9		First Busey Corp	15,518		73
Perry Ellis International Inc	13,707	273		First Commonwealth Financial Corp	44,227		301
Quiksilver Inc (a)	5,326	23		First Community Bancshares Inc/VA	8,760		140
RG Barry Corp	2,463	35		First Financial Bancorp	10,762		157
Skechers U.S.A. Inc (a)	1,774	33		First Financial Bankshares Inc	1,457		57
Unifi Inc (a)	967	13		First Financial Corp/IN	1,979		59
Warnaco Group Inc/The (a)	241	17		First Interstate Bancsystem Inc	1,179		18
		$1,128		First Merchants Corp	6,045		90
				First Midwest Bancorp Inc/IL	13,351		167
Automobile Parts & Equipment - 1.07%				First of Long Island Corp/The	1,354		39
American Axle & Manufacturing Holdings Inc	3,126	35		FirstMerit Corp	5,044		72
(a)				FNB Corp/PA	26,055		277
Cooper Tire & Rubber Co	29,503	748		FNB United Corp (a)	4,000		46
Dana Holding Corp	6,277	98		German American Bancorp Inc	1,700		37
Meritor Inc (a)	3,004	14		Glacier Bancorp Inc	3,302		49
Miller Industries Inc/TN	783	12		Great Southern Bancorp Inc	2,196		56
Modine Manufacturing Co (a)	1,907	16		Hancock Holding Co	3,129		99
Standard Motor Products Inc	6,160	137		Hanmi Financial Corp (a)	38,741		527
Superior Industries International Inc	1,028	21		Heartland Financial USA Inc	4,881		128
		$1,081		Heritage Oaks Bancorp (a)	1,406		8
				Home BancShares Inc/AR	1,014		33
Banks - 11.12%				Horizon Bancorp/IN	3,405		67
1st Source Corp	2,166	48		Hudson Valley Holding Corp	449		7
Access National Corp	534	7		Iberiabank Corp	3,762		185
Alliance Financial Corp/NY	1,100	48		Independent Bank Corp/Rockland MA	5,689		165
American National Bankshares Inc	566	11		International Bancshares Corp	2,447		44
Ames National Corp	569	12		Lakeland Bancorp Inc	9,189		93
Arrow Financial Corp	660	16		Lakeland Financial Corp	3,447		89
Bancfirst Corp	1,744	74		MainSource Financial Group Inc	8,918		113
Banco Latinoamericano de Comercio Exterior	5,367	115		MB Financial Inc	2,531		50
SA
Bancorp Inc/DE (a)	1,360	15		Mercantile Bank Corp	618		10
				Merchants Bancshares Inc	1,120		30
BancorpSouth Inc	4,436	64		Metro Bancorp Inc (a)	989		13

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)				Biotechnology (continued)
MetroCorp Bancshares Inc (a)	4,506	$49		AMAG Pharmaceuticals Inc (a)	315		$5
MidWestOne Financial Group Inc	491	10		Ariad Pharmaceuticals Inc (a)	2,000		38
National Bankshares Inc	463	15		Astex Pharmaceuticals (a)	6,636		19
National Penn Bancshares Inc	17,450	162		Cambrex Corp (a)	19,236		219
NBT Bancorp Inc	5,690	115		Celldex Therapeutics Inc (a)	6,200		42
Northrim BanCorp Inc	467	11		Curis Inc (a)	1,296		4
Old National Bancorp/IN	4,677	56		Emergent Biosolutions Inc (a)	1,446		23
OmniAmerican Bancorp Inc (a)	802	19		Enzon Pharmaceuticals Inc	3,042		14
Oriental Financial Group Inc	20,565	275		Harvard Bioscience Inc (a)	1,435		6
Pacific Continental Corp	1,266	12		Immunogen Inc (a)	1,309		17
Pacific Mercantile Bancorp (a)	769	5		Incyte Corp Ltd (a)	8,300		138
PacWest Bancorp	7,896	196		Lexicon Pharmaceuticals Inc (a)	79,900		177
Park National Corp	1,623	105		Maxygen Inc	1,991		5
Park Sterling Corp (a)	11,600	61		Momenta Pharmaceuticals Inc (a)	2,055		24
Peapack Gladstone Financial Corp	638	9		PDL BioPharma Inc	1,354		10
Penns Woods Bancorp Inc	273	10		Puma Biotechnology Inc (a)	5,100		96
Peoples Bancorp Inc/OH	5,088	104		RTI Biologics Inc (a)	3,574		15
Pinnacle Financial Partners Inc (a)	23,076	435		Transcept Pharmaceuticals Inc (a)	793		4
Preferred Bank/Los Angeles CA (a)	2,000	28		Vical Inc (a)	455		1
PrivateBancorp Inc	2,772	42					$860
Prosperity Bancshares Inc	2,189	92
Renasant Corp	6,283	121		Building Materials - 0.42%
Republic Bancorp Inc/KY	3,109	65		Apogee Enterprises Inc	1,330		32
S&T Bancorp Inc	1,295	23		Comfort Systems USA Inc	1,879		23
Sandy Spring Bancorp Inc	1,111	22		Drew Industries Inc	481		15
				Gibraltar Industries Inc (a)	1,333		21
SCBT Financial Corp	707	28
Sierra Bancorp	6,359	73		Griffon Corp	1,878		21
				Louisiana-Pacific Corp (a)	6,606		128
Simmons First National Corp	697	18
Southside Bancshares Inc	4,007	85		LSI Industries Inc	3,491		25
				PGT Inc (a)	704		3
Southwest Bancorp Inc/Stillwater OK (a)	22,440	252
State Bank Financial Corp	1,458	23		Quanex Building Products Corp	1,498		31
StellarOne Corp	5,256	74		Simpson Manufacturing Co Inc	1,466		48
				Texas Industries Inc (a)	902		46
Sterling Bancorp/NY	2,193	20
Sterling Financial Corp/WA	5,706	119		Universal Forest Products Inc	803		30
Suffolk Bancorp (a)	900	12					$423
Susquehanna Bancshares Inc	22,054	231		Chemicals - 1.27%
SY Bancorp Inc	2,379	54		A Schulman Inc	1,451		42
Taylor Capital Group Inc (a)	4,074	73		Aceto Corp	1,464		15
Texas Capital Bancshares Inc (a)	361	16		Chemtura Corp (a)	1,480		31
Tompkins Financial Corp	1,813	72		Codexis Inc (a)	1,880		4
TowneBank/Portsmouth VA	1,213	19		Georgia Gulf Corp	13,010		537
Trico Bancshares	1,451	24		HB Fuller Co	2,000		70
TrustCo Bank Corp NY	11,023	58		Innospec Inc	1,903		66
Trustmark Corp	6,654	149		Kraton Performance Polymers Inc (a)	1,313		32
UMB Financial Corp	1,516	66		Landec Corp (a)	1,369		13
Umpqua Holdings Corp	5,180	61		Minerals Technologies Inc	1,742		69
Union First Market Bankshares Corp	1,439	23		Oil-Dri Corp of America	358		10
United Bankshares Inc/WV	2,320	56		Olin Corp	1,023		22
United Community Banks Inc/GA (a)	1,647	16		OM Group Inc (a)	1,593		35
Univest Corp of Pennsylvania	1,142	20		PolyOne Corp	4,017		82
ViewPoint Financial Group Inc	1,577	33		Quaker Chemical Corp	462		25
Virginia Commerce Bancorp Inc (a)	8,810	79		Rentech Inc	5,387		14
Walker & Dunlop Inc (a)	823	14		Sensient Technologies Corp	2,396		85
Washington Banking Co	1,096	15		Spartech Corp (a)	2,198		20
Washington Trust Bancorp Inc	2,745	72		Stepan Co	76		4
Webster Financial Corp	3,291	68		Zep Inc	7,740		112
WesBanco Inc	4,366	97					$1,288
West Bancorporation Inc	9,172	99
West Coast Bancorp/OR	4,104	91		Coal - 0.35%
Westamerica Bancorporation	509	22		Arch Coal Inc	10,013		73
Western Alliance Bancorp (a)	3,409	36		Cloud Peak Energy Inc (a)	12,274		238
Wilshire Bancorp Inc (a)	34,037	200		Hallador Energy Co	469		4
Wintrust Financial Corp	1,675	61		SunCoke Energy Inc (a)	1,470		23
		$11,275		Westmoreland Coal Co (a)	2,282		21
							$359
Beverages - 0.01%
Central European Distribution Corp (a)	4,706	10		Commercial Services - 3.79%
				ABM Industries Inc	4,382		88
				American Reprographics Co (a)	2,187		6
Biotechnology - 0.85%				AMN Healthcare Services Inc (a)	1,428		16
Agenus Inc (a)	721	3		Ascent Capital Group Inc (a)	672		42

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)				Consumer Products - 1.45%
Carriage Services Inc	2,648	$32		ACCO Brands Corp (a)	2,825		$21
CBIZ Inc (a)	2,617	15		American Greetings Corp	7,734		131
CDI Corp	769	13		Central Garden and Pet Co - A Shares (a)	1,519		16
Cenveo Inc (a)	66,400	179		CSS Industries Inc	704		15
Consolidated Graphics Inc (a)	575	20		Helen of Troy Ltd (a)	22,983		767
Convergys Corp	5,372	88		Prestige Brands Holdings Inc (a)	25,200		505
Corinthian Colleges Inc (a)	36,773	89		Spectrum Brands Holdings Inc	246		11
CRA International Inc (a)	738	15					$1,466
Cross Country Healthcare Inc (a)	1,839	9
Deluxe Corp	21,376	689		Cosmetics & Personal Care - 0.07%
				Elizabeth Arden Inc (a)	262		12
Electro Rent Corp	1,214	19
Ennis Inc	1,224	19		Inter Parfums Inc	332		7
				Revlon Inc (a)	3,820		55
Euronet Worldwide Inc (a)	2,340	55
ExamWorks Group Inc (a)	1,679	23					$74
Franklin Covey Co (a)	338	4		Distribution & Wholesale - 0.24%
FTI Consulting Inc (a)	1,965	65		Core-Mark Holding Co Inc	432		21
Gartner Inc (a)	1,800	83		Owens & Minor Inc	665		19
Geo Group Inc/The	2,520	71		ScanSource Inc (a)	1,284		41
Great Lakes Dredge & Dock Corp	2,139	19		United Stationers Inc	5,174		160
ICF International Inc (a)	894	21
							$241
Intersections Inc	246	2
Kelly Services Inc	1,161	18		Diversified Financial Services - 4.37%
Kforce Inc	179	3		Aircastle Ltd	10,714		134
Korn/Ferry International (a)	2,250	36		Arlington Asset Investment Corp	782		16
Live Nation Entertainment Inc (a)	6,666	62		Asset Acceptance Capital Corp (a)	1,292		6
Mac-Gray Corp	5,620	70		Asta Funding Inc	800		8
Matthews International Corp	701	22		BGC Partners Inc	24,100		83
MoneyGram International Inc (a)	1,096	15		Calamos Asset Management Inc	1,332		14
Monster Worldwide Inc (a)	5,661	32		California First National Bancorp	183		3
Multi-Color Corp	914	22		Cowen Group Inc (a)	60,170		147
Navigant Consulting Inc (a)	10,644	119		DFC Global Corp (a)	17,329		321
Performant Financial Corp (a)	5,100	52		Doral Financial Corp (a)	9,196		7
PHH Corp (a)	32,506	739		Duff & Phelps Corp	1,623		25
Providence Service Corp/The (a)	688	12		Encore Capital Group Inc (a)	8,727		267
Quad/Graphics Inc	24,485	499		Evercore Partners Inc - Class A	1,235		37
Rent-A-Center Inc/TX	2,785	96		Federal Agricultural Mortgage Corp	465		15
Resources Connection Inc	1,999	24		Horizon Technology Finance Corp	556		8
RPX Corp (a)	2,200	20		KBW Inc	1,367		21
Sotheby's	1,794	60		Knight Capital Group Inc (a)	7,054		25
Stewart Enterprises Inc	18,342	140		Manning & Napier Inc	953		12
TeleTech Holdings Inc (a)	2,756	49		Marlin Business Services Corp	577		12
TMS International Corp (a)	536	7		Medley Capital Corp	1,647		24
TrueBlue Inc (a)	777	12		MicroFinancial Inc	432		3
Universal Technical Institute Inc	523	5		National Financial Partners Corp (a)	27,525		472
Valassis Communications Inc	776	20		Nelnet Inc	10,553		314
Viad Corp	947	26		Nicholas Financial Inc	645		8
		$3,842		Ocwen Financial Corp (a)	34,427		1,191
				Piper Jaffray Cos (a)	10,819		348
Computers - 1.15%				SeaCube Container Leasing Ltd	16,300		307
Agilysys Inc (a)	1,043	9		Stifel Financial Corp (a)	1,275		41
CACI International Inc (a)	4,760	262		SWS Group Inc (a)	9,366		50
Computer Task Group Inc (a)	256	5		Virtus Investment Partners Inc (a)	134		16
Echelon Corp (a)	1,280	3		WageWorks Inc (a)	177		3
Electronics for Imaging Inc (a)	8,739	166		Walter Investment Management Corp (a)	1,455		63
Fusion-io Inc (a)	3,600	82		World Acceptance Corp (a)	5,700		425
Insight Enterprises Inc (a)	8,281	144					$4,426
j2 Global Inc	575	18
Key Tronic Corp (a)	623	6		Electric - 3.87%
Mentor Graphics Corp (a)	1,946	33		Allete Inc	2,042		84
Mercury Systems Inc (a)	2,222	20		Ameresco Inc (a)	387		4
Netscout Systems Inc (a)	2,200	57		Atlantic Power Corp	4,131		47
Quantum Corp (a)	15,651	19		Avista Corp	2,391		58
Radisys Corp (a)	5,300	16		Black Hills Corp	1,795		65
RealD Inc (a)	496	6		CH Energy Group Inc	618		40
Spansion Inc (a)	11,016	153		Cleco Corp	10,834		433
STEC Inc (a)	2,552	13		El Paso Electric Co	9,537		304
Sykes Enterprises Inc (a)	1,831	28		Empire District Electric Co/The	7,418		151
Unisys Corp (a)	6,990	121		EnerNOC Inc (a)	1,086		13
Vocera Communications Inc (a)	275	7		IDACORP Inc	13,789		598
		$1,168		MGE Energy Inc	3,348		170
				NorthWestern Corp	9,382		326

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Engineering & Construction (continued)
NRG Energy Inc	3,828	$88		VSE Corp	4,974		$122
Otter Tail Corp	1,384	35					$1,083
Pike Electric Corp	1,230	12
PNM Resources Inc	4,284	88		Entertainment - 0.55%
				Bluegreen Corp (a)	1,037		10
Portland General Electric Co	14,356	392		Carmike Cinemas Inc (a)	5,126		77
UIL Holdings Corp	4,363	156
Unitil Corp	561	15		Churchill Downs Inc	434		29
UNS Energy Corp	11,961	508		International Speedway Corp	1,347		37
				Isle of Capri Casinos Inc (a)	9,900		56
Westar Energy Inc	11,700	335		Marriott Vacations Worldwide Corp (a)	1,258		52
		$3,922		National CineMedia Inc	3,667		52
Electrical Components & Equipment - 0.73%				Pinnacle Entertainment Inc (a)	2,763		44
Advanced Energy Industries Inc (a)	1,940	27		Reading International Inc (a)	1,190		7
Belden Inc	1,256	56		Scientific Games Corp (a)	2,009		17
Encore Wire Corp	674	20		Speedway Motorsports Inc	7,239		129
EnerSys Inc (a)	11,227	423		Vail Resorts Inc	950		51
Generac Holdings Inc	631	22					$561
Littelfuse Inc	2,446	151
Powell Industries Inc (a)	364	15		Environmental Control - 0.53%
Power-One Inc (a)	4,759	20		Ceco Environmental Corp	6,700		67
				Darling International Inc (a)	13,004		208
Vicor Corp (a)	1,150	6
				EnergySolutions Inc (a)	61,610		192
		$740		Heckmann Corp (a)	5,073		20
Electronics - 1.43%				Metalico Inc (a)	2,800		6
American Science & Engineering Inc	334	22		Met-Pro Corp	950		9
Bel Fuse Inc	762	15		Tetra Tech Inc (a)	835		22
Benchmark Electronics Inc (a)	2,711	45		US Ecology Inc	494		12
Brady Corp	2,266	76					$536
Checkpoint Systems Inc (a)	3,966	43
Coherent Inc	774	39		Food - 0.85%
CTS Corp	2,428	26		Arden Group Inc	35		3
Cymer Inc (a)	879	79		Cal-Maine Foods Inc	145		6
Daktronics Inc	1,945	22		Diamond Foods Inc	1,000		14
				Dole Food Co Inc (a)	6,440		74
ESCO Technologies Inc	849	32
FEI Co	3,365	186		Fresh Del Monte Produce Inc	1,762		46
GSI Group Inc (a)	10,101	87		Harris Teeter Supermarkets Inc	1,711		66
II-VI Inc (a)	554	10		John B Sanfilippo & Son Inc	575		10
Measurement Specialties Inc (a)	126	4		Nash Finch Co	849		18
				Pilgrim's Pride Corp (a)	833		6
Methode Electronics Inc	1,584	16		Post Holdings Inc (a)	588		20
Multi-Fineline Electronix Inc (a)	497	10
Newport Corp (a)	5,880	79		Seaboard Corp	14		35
				Seneca Foods Corp - Class A (a)	650		20
Park Electrochemical Corp	923	24		Smart Balance Inc (a)	2,691		35
Plexus Corp (a)	908	23
Rofin-Sinar Technologies Inc (a)	1,329	29		Spartan Stores Inc	23,632		363
Rogers Corp (a)	433	22		SUPERVALU Inc	3,660		9
Sanmina Corp (a)	37,687	417		Tootsie Roll Industries Inc	104		3
				TreeHouse Foods Inc (a)	542		28
Stoneridge Inc (a)	2,021	10
Sypris Solutions Inc	6,149	24		Village Super Market Inc	604		20
TTM Technologies Inc (a)	2,476	23		Weis Markets Inc	489		19
				WhiteWave Foods Co (a)	4,300		67
Viasystems Group Inc (a)	273	3
Vishay Precision Group Inc (a)	850	11					$862
Watts Water Technologies Inc	1,315	57		Forest Products & Paper - 1.14%
Zygo Corp (a)	937	15		Boise Inc	23,643		188
		$1,449		Buckeye Technologies Inc	15,415		442
Energy - Alternate Sources - 0.26%				Domtar Corp	1,300		109
FutureFuel Corp	2,196	25		KapStone Paper and Packaging Corp	1,987		44
Green Plains Renewable Energy Inc (a)	24,370	193		Neenah Paper Inc	448		13
Renewable Energy Group Inc (a)	6,945	41		Orchids Paper Products Co	216		4
REX American Resources Corp (a)	360	7		PH Glatfelter Co	5,190		91
				Resolute Forest Products (a)	14,219		188
		$266		Schweitzer-Mauduit International Inc	1,987		78
Engineering & Construction - 1.07%							$1,157
Aegion Corp (a)	1,578	35
Argan Inc	548	10		Gas - 2.14%
Dycom Industries Inc (a)	309	6		Chesapeake Utilities Corp	1,994		91
EMCOR Group Inc	18,940	656		Laclede Group Inc/The	6,490		250
Granite Construction Inc	1,808	61		New Jersey Resources Corp	6,693		265
Layne Christensen Co (a)	851	21		Northwest Natural Gas Co	7,657		339
Michael Baker Corp	5,423	135		Piedmont Natural Gas Co Inc	2,679		84
MYR Group Inc (a)	657	14		South Jersey Industries Inc	4,068		205
Tutor Perini Corp (a)	1,670	23		Southwest Gas Corp	12,198		517

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Home Builders (continued)
WGL Holdings Inc	10,700	$419		MDC Holdings Inc	7,257		$267
		$2,170		Meritage Homes Corp (a)	944		35
				Ryland Group Inc/The	919		34
Hand & Machine Tools - 0.27%				Standard Pacific Corp (a)	4,708		35
Franklin Electric Co Inc	87	5		Winnebago Industries Inc (a)	1,521		26
Hardinge Inc	828	8					$585
Regal-Beloit Corp	3,700	261
		$274		Home Furnishings - 0.34%
				American Woodmark Corp (a)	579		16
Healthcare - Products - 1.01%				Bassett Furniture Industries Inc	790		10
Affymetrix Inc (a)	5,064	16
				Ethan Allen Interiors Inc	237		6
Cantel Medical Corp	800	24		Flexsteel Industries Inc	324		7
CONMED Corp	1,258	35		Hooker Furniture Corp	780		11
CryoLife Inc	1,795	11		Kimball International Inc	19,336		225
Cynosure Inc (a)	346	8
Exactech Inc (a)	478	8		La-Z-Boy Inc	1,707		24
				TiVo Inc (a)	2,538		31
Greatbatch Inc (a)	13,933	324
				Universal Electronics Inc (a)	1,046		20
Hanger Inc (a)	1,546	42
ICU Medical Inc (a)	82	5					$350
Integra LifeSciences Holdings Corp (a)	7,782	303		Housewares - 0.05%
Invacare Corp	1,455	24		Lifetime Brands Inc	4,932		52
Merit Medical Systems Inc (a)	1,812	25
Natus Medical Inc (a)	811	9
NuVasive Inc (a)	1,474	23		Insurance - 4.18%
Orthofix International NV (a)	270	11		Alterra Capital Holdings Ltd	10,461		295
PhotoMedex Inc (a),(b)	143	2		American Equity Investment Life Holding Co	42,840		523
				American Safety Insurance Holdings Ltd (a)	3,000		57
Solta Medical Inc (a)	4,899	13
				Amerisafe Inc (a)	11,445		312
STERIS Corp	689	24
SurModics Inc (a)	705	16		Amtrust Financial Services Inc	8,496		244
Symmetry Medical Inc (a)	1,810	19		Argo Group International Holdings Ltd	1,077		36
Tornier NV (a)	325	6		Aspen Insurance Holdings Ltd	6,500		209
West Pharmaceutical Services Inc	564	31		Assured Guaranty Ltd	10,800		154
Wright Medical Group Inc (a)	1,735	36		Baldwin & Lyons Inc	657		16
				Citizens Inc/TX (a)	1,586		18
Young Innovations Inc	252	10
Zeltiq Aesthetics Inc (a)	713	3		CNO Financial Group Inc	83,760		782
				Crawford & Co	4,184		33
		$1,028		Donegal Group Inc	515		7
Healthcare - Services - 1.60%				Eastern Insurance Holdings Inc	476		8
Almost Family Inc	10,633	215		EMC Insurance Group Inc	322		8
Amedisys Inc (a)	2,501	29		Employers Holdings Inc	1,200		25
Amsurg Corp (a)	973	29		Enstar Group Ltd (a)	393		44
Capital Senior Living Corp (a)	323	6		FBL Financial Group Inc	686		23
Ensign Group Inc/The	475	13		First American Financial Corp	4,572		110
Five Star Quality Care Inc (a)	69,575	348		Fortegra Financial Corp (a)	462		4
Gentiva Health Services Inc (a)	2,172	22		Greenlight Capital Re Ltd (a)	998		23
HealthSouth Corp (a)	676	14		Hilltop Holdings Inc (a)	1,614		22
Healthways Inc (a)	1,363	15		Homeowners Choice Inc	414		9
Kindred Healthcare Inc (a)	2,257	24		Horace Mann Educators Corp	2,627		52
LHC Group Inc (a)	1,077	23		Independence Holding Co	537		5
Magellan Health Services Inc (a)	1,179	58		Infinity Property & Casualty Corp	556		32
Molina Healthcare Inc (a)	1,707	46		Investors Title Co	88		5
National Healthcare Corp	489	23		Kansas City Life Insurance Co	293		11
Select Medical Holdings Corp	5,501	52		Maiden Holdings Ltd	8,222		75
Skilled Healthcare Group Inc (a)	37,312	238		Meadowbrook Insurance Group Inc	9,400		54
Sunrise Senior Living Inc (a)	816	12		MGIC Investment Corp (a)	7,725		21
Triple-S Management Corp (a)	20,340	376		Montpelier Re Holdings Ltd ADR	2,050		47
Universal American Corp/NY	2,686	23		National Interstate Corp	477		14
Vanguard Health Systems Inc (a)	367	4		National Western Life Insurance Co	103		16
WellCare Health Plans Inc (a)	1,009	49		Navigators Group Inc/The (a)	413		21
		$1,619		OneBeacon Insurance Group Ltd	1,562		22
				Platinum Underwriters Holdings Ltd	1,530		70
Holding Companies - Diversified - 0.15%				Primerica Inc	2,204		66
Harbinger Group Inc (a)	1,896	15
				ProAssurance Corp	1,800		76
National Bank Holdings Corp	6,000	114		Radian Group Inc	5,424		33
Primoris Services Corp	1,559	23		RLI Corp	993		64
		$152		Safety Insurance Group Inc	600		28
Home Builders - 0.58%				SeaBright Holdings Inc	1,409		16
Beazer Homes USA Inc (a)	1,004	17		Selective Insurance Group Inc	8,896		171
Cavco Industries Inc (a)	47	2		State Auto Financial Corp	899		13
Hovnanian Enterprises Inc (a)	4,721	33		Stewart Information Services Corp	4,673		122
KB Home	7,141	113		Symetra Financial Corp	13,529		176
M/I Homes Inc (a)	871	23		Tower Group Inc	1,931		34

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Construction & Mining - 0.05%
United Fire Group Inc	992	$22		Astec Industries Inc	817		$27
Universal Insurance Holdings Inc	1,203	5		Hyster-Yale Materials Handling Inc	568		28
		$4,233					$55
Internet - 0.54%				Machinery - Diversified - 1.91%
1-800-Flowers.com Inc (a)	1,704	6		Alamo Group Inc	500		16
Bankrate Inc (a)	395	5		Albany International Corp	1,125		26
Bazaarvoice Inc (a)	2,600	24		Altra Holdings Inc	3,082		67
Blucora Inc (a)	1,525	24		Applied Industrial Technologies Inc	13,190		554
Envivio Inc (a)	4,500	8		Briggs & Stratton Corp	37,174		784
ePlus Inc	252	10		Cascade Corp	1,007		65
ExactTarget Inc (a)	1,600	32		Columbus McKinnon Corp/NY (a)	1,398		23
Global Sources Ltd (a)	1,161	7		Flow International Corp (a)	2,678		9
ICG Group Inc (a)	1,399	16		Global Power Equipment Group Inc	1,225		21
Internap Network Services Corp (a)	1,872	13		Hurco Cos Inc (a)	460		11
IntraLinks Holdings Inc (a)	2,614	16		Intermec Inc (a)	2,131		21
Kayak Software Corp (a)	200	8		Kadant Inc (a)	9,245		245
magicJack VocalTec Ltd (a)	334	6		NACCO Industries Inc	391		24
PC-Tel Inc	1,333	10		Robbins & Myers Inc	1,263		75
Perficient Inc (a)	529	6					$1,941
QuinStreet Inc (a)	2,322	16
Shutterfly Inc (a)	1,090	33		Media - 1.65%
Shutterstock Inc (a)	1,100	29		Belo Corp	2,864		22
support.com Inc (a)	1,040	4		Courier Corp	9,717		107
				Crown Media Holdings Inc (a)	1,727		3
Trulia Inc (a)	1,600	26
				Daily Journal Corp (a)	70		6
United Online Inc	32,929	184		Demand Media Inc (a)	21,452		199
ValueClick Inc (a)	1,381	27
				Dolan Co/The (a)	2,132		8
VASCO Data Security International Inc (a)	1,118	9
				Entercom Communications Corp (a)	42,932		300
WebMD Health Corp (a)	2,302	33
		$552		Entravision Communications Corp	3,618		6
				EW Scripps Co (a)	2,121		23
Investment Companies - 1.29%				Fisher Communications Inc	634		17
Apollo Investment Corp	37,669	315		Journal Communications Inc (a)	27,201		147
BlackRock Kelso Capital Corp	3,484	35		LIN TV Corp (a)	36,366		274
Capital Southwest Corp	142	14		McClatchy Co/The (a)	3,833		13
Fifth Street Finance Corp	4,261	44		Meredith Corp	1,714		59
Gladstone Capital Corp	3,300	27		New York Times Co/The (a)	6,446		55
Golub Capital BDC Inc	1,121	18		Nexstar Broadcasting Group Inc (a)	714		8
Home Loan Servicing Solutions Ltd	1,359	26		Saga Communications Inc	237		11
KCAP Financial Inc	14,328	131		Salem Communications Corp	4,224		23
Main Street Capital Corp	1,224	37		Scholastic Corp	1,215		36
MCG Capital Corp	15,624	72		Sinclair Broadcast Group Inc	27,791		351
Medallion Financial Corp	1,290	15					$1,668
New Mountain Finance Corp	1,173	18
PennantPark Investment Corp	2,692	30		Metal Fabrication & Hardware - 1.45%
Prospect Capital Corp	37,560	408		Ampco-Pittsburgh Corp	535		11
Solar Capital Ltd	1,831	44		CIRCOR International Inc	753		30
Solar Senior Capital Ltd	684	13		Eastern Co/The	447		7
				Furmanite Corp (a)	2,652		14
TCP Capital Corp	412	6
TICC Capital Corp	1,954	20		Kaydon Corp	1,499		36
Triangle Capital Corp	1,243	32		LB Foster Co	6,526		283
		$1,305		Mueller Industries Inc	772		39
				NN Inc (a)	11,231		103
Iron & Steel - 0.06%				Northwest Pipe Co (a)	657		16
AK Steel Holding Corp	3,764	17		Rexnord Corp (a)	918		19
Metals USA Holdings Corp	628	11		RTI International Metals Inc (a)	1,237		34
Schnitzer Steel Industries Inc	1,253	38		Worthington Industries Inc	33,594		873
		$66					$1,465
Leisure Products & Services - 0.08%				Mining - 1.26%
Callaway Golf Co	2,437	16		Century Aluminum Co (a)	2,098		18
Johnson Outdoors Inc (a)	404	8		Coeur d'Alene Mines Corp (a)	18,162		447
Life Time Fitness Inc (a)	226	11		Globe Specialty Metals Inc	20,645		284
Marine Products Corp	397	2		Gold Reserve Inc (a)	3,262		11
WMS Industries Inc (a)	2,247	40		Golden Star Resources Ltd (a)	9,791		18
		$77		Hecla Mining Co	11,621		68
				Horsehead Holding Corp (a)	1,931		20
Lodging - 0.08%				Kaiser Aluminum Corp	958		59
Monarch Casino & Resort Inc (a)	624	7
Orient-Express Hotels Ltd (a)	3,944	46		Materion Corp	758		20
				McEwen Mining Inc (a)	10,419		40
Ryman Hospitality Properties	723	28		Revett Minerals Inc (a)	14,145		40
		$81		Stillwater Mining Co (a)	5,559		71

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Mining (continued)				Oil & Gas Services (continued)
United States Lime & Minerals Inc (a)	9	$—		Bolt Technology Corp	620		$9
US Silica Holdings Inc	10,600	177		C&J Energy Services Inc (a)	16,425		352
		$1,273		Dawson Geophysical Co (a)	573		15
				Exterran Holdings Inc (a)	3,053		67
Miscellaneous Manufacturing - 1.60%				Forbes Energy Services Ltd (a)	1,202		3
Actuant Corp	12,571	351		Forum Energy Technologies Inc (a)	7,500		186
American Railcar Industries Inc	662	21		Gulf Island Fabrication Inc	591		14
AO Smith Corp	1,328	84		Helix Energy Solutions Group Inc (a)	25,144		519
Barnes Group Inc	2,539	57		Hornbeck Offshore Services Inc (a)	1,662		57
Chase Corp	425	8		Key Energy Services Inc (a)	6,967		48
EnPro Industries Inc (a)	12,558	514
				Matrix Service Co (a)	1,540		18
Federal Signal Corp (a)	2,293	17
				Mitcham Industries Inc (a)	381		5
FreightCar America Inc	4,438	100		Natural Gas Services Group Inc (a)	835		14
GP Strategies Corp (a)	3,610	74
				Newpark Resources Inc (a)	4,206		33
Handy & Harman Ltd (a)	229	3
				Pioneer Energy Services Corp (a)	2,317		17
Koppers Holdings Inc	1,800	69		RPC Inc	5,439		66
LSB Industries Inc (a)	568	20
				Superior Energy Services Inc (a)	6,376		132
Lydall Inc (a)	1,191	17
				Tesco Corp (a)	1,432		16
Movado Group Inc	779	24		Tetra Technologies Inc (a)	3,669		28
NL Industries Inc	475	5					$1,616
Park-Ohio Holdings Corp (a)	2,700	58
Proto Labs Inc (a)	900	35		Packaging & Containers - 0.85%
Standex International Corp	1,949	100		Berry Plastics Group Inc (a)	17,400		280
STR Holdings Inc (a)	12,900	33		Graphic Packaging Holding Co (a)	43,103		278
Tredegar Corp	1,111	23		Rock-Tenn Co	4,200		294
Trimas Corp (a)	182	5		UFP Technologies Inc (a)	396		7
		$1,618					$859
Office Furnishings - 0.13%				Pharmaceuticals - 0.78%
Knoll Inc	6,354	98		Achillion Pharmaceuticals Inc (a)	1,400		11
Steelcase Inc	3,080	39		Alkermes PLC (a)	11,700		217
		$137		AVANIR Pharmaceuticals Inc (a)	773		2
				BioScrip Inc (a)	1,454		16
Oil & Gas - 2.94%				Cumberland Pharmaceuticals Inc (a)	380		1
Adams Resources & Energy Inc	151	5		Derma Sciences Inc (a)	625		7
Alon USA Energy Inc	202	4		Hi-Tech Pharmacal Co Inc	475		17
Berry Petroleum Co	3,900	131		Impax Laboratories Inc (a)	16,900		346
Bill Barrett Corp (a)	2,265	40
				Lannett Co Inc (a)	1,141		6
Bonanza Creek Energy Inc (a)	2,999	84
Callon Petroleum Co (a)	2,766	13		Nature's Sunshine Products Inc	320		5
				Nektar Therapeutics (a)	2,363		17
Carrizo Oil & Gas Inc (a)	391	8
Clayton Williams Energy Inc (a)	386	15		Nutraceutical International Corp	664		11
				Omega Protein Corp (a)	1,395		8
Comstock Resources Inc (a)	1,960	30
				PharMerica Corp (a)	1,247		18
Contango Oil & Gas Co	76	3		Progenics Pharmaceuticals Inc (a)	7,000		21
Crimson Exploration Inc (a)	1,532	4
				Targacept Inc (a)	1,908		8
CVR Energy Inc (a)	10,183	497
				ViroPharma Inc (a)	3,196		73
Delek US Holdings Inc	796	20		XenoPort Inc (a)	430		3
Diamondback Energy Inc (a)	6,000	115
Energy XXI Bermuda Ltd	8,289	267					$787
EPL Oil & Gas Inc (a)	31,459	709		Pipelines - 0.08%
Forest Oil Corp (a)	4,797	32		Crosstex Energy Inc	244		4
Gulfport Energy Corp (a)	1,704	65		SemGroup Corp (a)	1,955		76
Hercules Offshore Inc (a)	7,263	45					$80
Magnum Hunter Resources Corp (a)	3,891	15
McMoRan Exploration Co (a)	4,151	67		Private Equity - 0.25%
				American Capital Ltd (a)	14,400		173
Parker Drilling Co (a)	5,278	24
PDC Energy Inc (a)	1,371	46		Fidus Investment Corp	3,563		58
Quicksilver Resources Inc (a)	4,786	14		Hercules Technology Growth Capital Inc	2,249		25
Resolute Energy Corp (a)	2,226	18					$256
Rex Energy Corp (a)	2,035	26		Publicly Traded Investment Fund - 0.02%
Stone Energy Corp (a)	2,282	47		THL Credit Inc	1,071		16
Swift Energy Co (a)	2,005	31
Synergy Resources Corp (a)	2,639	14
Vaalco Energy Inc (a)	15,400	133		Real Estate - 0.22%
Vantage Drilling Co (a)	8,020	15		Forestar Group Inc (a)	1,404		24
W&T Offshore Inc	17,590	282		HFF Inc	346		5
Warren Resources Inc (a)	4,139	12		Kennedy-Wilson Holdings Inc	1,761		25
				Realogy Holdings Corp (a)	4,000		168
Western Refining Inc	5,180	146
		$2,977					$222
Oil & Gas Services - 1.59%				REITS - 11.95%
Basic Energy Services Inc (a)	1,456	17		AG Mortgage Investment Trust Inc	925		22

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				REITS (continued)
American Assets Trust Inc	1,679	$47		Sabra Health Care REIT Inc	1,871	$41
American Campus Communities Inc	9,600	443		Select Income REIT	657	16
American Capital Mortgage Investment Corp	1,830	43		Sovran Self Storage Inc	183	11
American Realty Capital Trust Inc	6,467	75		STAG Industrial Inc	1,573	28
AmREIT Inc	239	4		Starwood Property Trust Inc	7,156	164
Anworth Mortgage Asset Corp	102,987	595		Summit Hotel Properties Inc	2,173	21
Apollo Commercial Real Estate Finance Inc	1,244	20		Sun Communities Inc	3,500	140
Apollo Residential Mortgage Inc	887	18		Sunstone Hotel Investors Inc (a)	5,611	60
ARMOUR Residential REIT Inc	12,132	78		Two Harbors Investment Corp	11,400	126
Ashford Hospitality Trust Inc	37,210	391		UMH Properties Inc	753	8
Associated Estates Realty Corp	1,189	19		Universal Health Realty Income Trust	321	16
Campus Crest Communities Inc	1,570	19		Urstadt Biddle Properties Inc	395	8
CapLease Inc	34,821	194		Washington Real Estate Investment Trust	2,327	61
Capstead Mortgage Corp	58,118	667		Western Asset Mortgage Capital Corp	761	15
Cedar Realty Trust Inc	38,532	203		Winthrop Realty Trust	10,043	111
Chesapeake Lodging Trust	12,802	267				$12,110
Colonial Properties Trust	3,582	77
Colony Financial Inc	2,084	41		Retail - 5.12%
				Asbury Automotive Group Inc (a)	229	7
Coresite Realty Corp	14,200	393		Barnes & Noble Inc (a)	1,058	16
Cousins Properties Inc	3,737	31
CreXus Investment Corp	2,738	34		Big 5 Sporting Goods Corp	1,190	16
				Biglari Holdings Inc (a)	48	19
CubeSmart	6,515	95		Bloomin' Brands Inc (a)	3,849	60
CYS Investments Inc	30,673	363
DCT Industrial Trust Inc	58,366	379		Bob Evans Farms Inc	1,180	47
DiamondRock Hospitality Co	7,706	69		Brown Shoe Co Inc	28,708	528
				Cabela's Inc (a)	12,712	531
DuPont Fabros Technology Inc	1,331	32
Dynex Capital Inc	2,711	26		Cash America International Inc	2,913	115
				Casual Male Retail Group Inc (a)	2,987	13
EastGroup Properties Inc	1,129	61		Children's Place Retail Stores Inc/The (a)	708	31
Education Realty Trust Inc	5,978	64		Citi Trends Inc (a)	995	14
EPR Properties	5,408	249		Conn's Inc (a)	22,830	701
Equity One Inc	2,902	61
Excel Trust Inc	1,778	23		Cracker Barrel Old Country Store Inc	5,900	379
				Del Frisco's Restaurant Group Inc (a)	3,900	61
Extra Space Storage Inc	3,900	142		Denny's Corp (a)	1,471	7
FelCor Lodging Trust Inc (a)	29,000	135
First Industrial Realty Trust Inc (a)	51,843	730		Destination Maternity Corp	541	12
First Potomac Realty Trust	2,076	26		Dillard's Inc	3,300	276
				Ezcorp Inc (a)	1,066	21
Franklin Street Properties Corp	2,965	36		Fiesta Restaurant Group Inc (a)	110	2
Getty Realty Corp	4,344	79		Fifth & Pacific Cos Inc (a)	4,176	52
Glimcher Realty Trust	995	11
Government Properties Income Trust	2,275	55		Finish Line Inc/The	1,495	28
				Five Below Inc (a)	3,085	99
Healthcare Realty Trust Inc	4,612	111
Hersha Hospitality Trust	7,054	35		Fred's Inc	1,752	23
Highwoods Properties Inc	703	23		Frisch's Restaurants Inc	225	4
Home Properties Inc	1,100	67		Group 1 Automotive Inc	1,085	67
Hudson Pacific Properties Inc	1,812	38		Haverty Furniture Cos Inc	914	15
				hhgregg Inc (a)	1,132	8
Inland Real Estate Corp	1,708	14		Jack in the Box Inc (a)	611	17
Invesco Mortgage Capital Inc	8,319	164		Jos A Bank Clothiers Inc (a)	142	6
Investors Real Estate Trust	3,702	32		Kirkland's Inc (a)	966	10
iStar Financial Inc (a)	3,550	29
				Krispy Kreme Doughnuts Inc (a)	2,787	26
Kite Realty Group Trust	15,770	88
LaSalle Hotel Properties	7,029	178		Lithia Motors Inc	1,025	38
				Luby's Inc (a)	1,306	9
Lexington Realty Trust	52,776	552
LTC Properties Inc	8,674	305		Men's Wearhouse Inc	1,941	61
				Office Depot Inc (a)	13,434	44
Medical Properties Trust Inc	7,170	86
MFA Financial Inc	33,537	272		OfficeMax Inc	59,150	578
				Pantry Inc/The (a)	27,601	335
Monmouth Real Estate Investment Corp	1,611	17		Papa John's International Inc (a)	400	22
National Retail Properties Inc	6,000	187
NorthStar Realty Finance Corp	5,427	38		PC Connection Inc	642	7
Omega Healthcare Investors Inc	24,200	577		Penske Automotive Group Inc	1,477	44
One Liberty Properties Inc	822	17		Pep Boys-Manny Moe & Jack/The	2,154	21
				Red Robin Gourmet Burgers Inc (a)	588	21
Parkway Properties Inc/Md	23,100	323
Pebblebrook Hotel Trust	3,036	70		Regis Corp	2,724	46
				Restoration Hardware Holdings Inc (a)	1,200	40
Pennsylvania Real Estate Investment Trust	31,379	553		Rite Aid Corp (a)	28,237	38
PennyMac Mortgage Investment Trust	2,401	61		Ruby Tuesday Inc (a)	3,036	24
Potlatch Corp	767	30		Rush Enterprises Inc - Class A (a)	1,554	32
PS Business Parks Inc	227	15		Ruth's Hospitality Group Inc (a)	26,300	191
Ramco-Gershenson Properties Trust	9,098	121		Saks Inc (a)	5,246	55
Redwood Trust Inc	47,181	797
Resource Capital Corp	5,265	29		Shoe Carnival Inc	1,020	21
Retail Opportunity Investments Corp	2,582	33		Sonic Automotive Inc	1,840	38
				Sonic Corp (a)	850	9
RLJ Lodging Trust	5,421	105

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Semiconductors (continued)
Stage Stores Inc	1,418	$35		MIPS Technologies Inc (a)	783		$6
Stein Mart Inc	1,941	15		MKS Instruments Inc	7,935		205
Steinway Musical Instruments Inc (a)	483	10		Nanometrics Inc (a)	1,107		16
Susser Holdings Corp (a)	463	16		OmniVision Technologies Inc (a)	2,133		30
Systemax Inc	676	7		Peregrine Semiconductor Corp (a)	13,900		213
Tuesday Morning Corp (a)	17,100	107		Pericom Semiconductor Corp (a)	1,545		12
West Marine Inc (a)	1,081	12		Photronics Inc (a)	16,499		99
World Fuel Services Corp	2,500	103		PMC - Sierra Inc (a)	10,800		56
		$5,190		QLogic Corp (a)	3,396		33
				Rambus Inc (a)	4,173		20
Savings & Loans - 1.33%				Rudolph Technologies Inc (a)	5,115		68
Astoria Financial Corp	3,550	33		Semtech Corp (a)	2,800		81
B of I Holding Inc (a)	3,461	96
				Skyworks Solutions Inc (a)	3,100		63
Bank Mutual Corp	3,312	14		Supertex Inc	758		13
BankFinancial Corp	5,100	38		Tessera Technologies Inc	2,392		39
Berkshire Hills Bancorp Inc	3,954	95		TriQuint Semiconductor Inc (a)	7,770		38
Brookline Bancorp Inc	3,122	27		Ultra Clean Holdings (a)	9,285		45
Cape Bancorp Inc	789	7		Veeco Instruments Inc (a)	1,332		39
Dime Community Bancshares Inc	1,436	20					$3,778
ESB Financial Corp	824	11
First Defiance Financial Corp	645	12		Software - 2.34%
First Financial Holdings Inc	6,681	87		Accelrys Inc (a)	2,600		23
First Niagara Financial Group Inc	13,446	107		Actuate Corp (a)	238		1
Flushing Financial Corp	5,518	85		Acxiom Corp (a)	3,603		63
Heritage Financial Group Inc	544	7		Aspen Technology Inc (a)	6,079		168
Hingham Institution for Savings	84	5		Audience Inc (a)	3,959		41
Home Bancorp Inc (a)	486	9		AVG Technologies NV (a)	400		6
HomeStreet Inc (a)	10,200	261		Avid Technology Inc (a)	2,058		16
Investors Bancorp Inc	1,722	31		Bottomline Technologies Inc (a)	1,014		27
NASB Financial Inc (a)	341	7		CSG Systems International Inc (a)	8,530		155
Northwest Bancshares Inc	4,504	55		Demandware Inc (a)	2,300		63
OceanFirst Financial Corp	4,041	55		Digi International Inc (a)	7,063		67
Oritani Financial Corp	1,361	21		Digital River Inc (a)	1,677		24
Provident Financial Holdings Inc	2,396	42		Ebix Inc	503		8
Provident Financial Services Inc	8,595	128		Eloqua Inc (a)	7,181		169
Provident New York Bancorp	1,869	17		EPIQ Systems Inc	5,339		68
Rockville Financial Inc	1,327	17		Guidewire Software Inc (a)	1,300		39
SI Financial Group Inc	762	9		Infoblox Inc (a)	3,400		61
WSFS Financial Corp	1,152	49		Mantech International Corp/VA	6,110		158
		$1,345		MedAssets Inc (a)	34,476		578
				Omnicell Inc (a)	1,363		20
Semiconductors - 3.73%				Pervasive Software Inc (a)	883		8
Aeroflex Holding Corp (a)	1,430	10
				Progress Software Corp (a)	2,895		61
Alpha & Omega Semiconductor Ltd (a)	1,221	10
				Proofpoint Inc (a)	800		10
Amkor Technology Inc (a)	74,375	316
				Rosetta Stone Inc (a)	385		5
Applied Micro Circuits Corp (a)	2,530	21
				SS&C Technologies Holdings Inc (a)	1,108		26
ATMI Inc (a)	1,330	28
				SYNNEX Corp (a)	12,318		424
AXT Inc (a)	2,339	7
				Workday Inc (a)	1,500		82
Brooks Automation Inc	12,047	97					$2,371
Ceva Inc (a)	409	6
Cohu Inc	1,596	17		Storage & Warehousing - 0.19%
Diodes Inc (a)	1,645	29		Mobile Mini Inc (a)	1,558		32
DSP Group Inc (a)	5,500	32		Wesco Aircraft Holdings Inc (a)	12,097		160
Emulex Corp (a)	3,925	29					$192
Entegris Inc (a)	20,775	191
Entropic Communications Inc (a)	4,099	22		Telecommunications - 2.38%
				Anaren Inc (a)	846		16
First Solar Inc (a)	24,204	748
FormFactor Inc (a)	3,527	16		Anixter International Inc	2,410		155
				Arris Group Inc (a)	25,562		382
GSI Technology Inc (a)	1,339	8
				Aviat Networks Inc (a)	16,002		52
GT Advanced Technologies Inc (a)	107,701	325
Integrated Device Technology Inc (a)	6,628	48		Black Box Corp	8,808		215
				Calix Inc (a)	1,852		14
Integrated Silicon Solution Inc (a)	12,146	110
				Cbeyond Inc (a)	1,834		17
Intermolecular Inc (a)	5,500	49
				Ciena Corp (a)	1,148		18
International Rectifier Corp (a)	2,821	50
				Cincinnati Bell Inc (a)	5,714		31
Intersil Corp	5,882	49
IXYS Corp	5,075	46		Comtech Telecommunications Corp	4,727		120
Kopin Corp (a)	4,755	16		Consolidated Communications Holdings Inc	13,910		221
Lattice Semiconductor Corp (a)	5,496	22		EarthLink Inc	4,738		31
				Finisar Corp (a)	3,733		61
LTX-Credence Corp (a)	37,600	247
				GeoEye Inc (a)	617		19
MEMC Electronic Materials Inc (a)	7,317	23
				Globecomm Systems Inc (a)	448		5
Mindspeed Technologies Inc (a)	27,700	130
				Harmonic Inc (a)	5,477		28

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value	(000	's)
Hawaiian Telcom Holdco Inc (a)	741	$14		Banks (continued)
Iridium Communications Inc (a)	3,034	20		Investment in Joint Trading Account; Deutsche $	224		$224
Loral Space & Communications Inc	52	3		Bank Repurchase Agreement; 0.20% dated
Netgear Inc (a)	966	38		12/31/2012 maturing 01/02/2013
Neutral Tandem Inc	2,003	5		(collateralized by US Government
Oplink Communications Inc (a)	3,679	57		Securities; $228,518; 1.25% - 4.63%; dated
Orbcomm Inc (a)	1,284	5		10/15/14 - 09/28/16)
Plantronics Inc	5,503	203		Investment in Joint Trading Account; JP	1,251		1,252
Preformed Line Products Co	150	9		Morgan Repurchasae Agreement; 0.18%
Premiere Global Services Inc (a)	27,549	269		dated 12/31/2012 maturing 01/02/2013
RF Micro Devices Inc (a)	11,011	49		(collateralized by US Government
Ruckus Wireless Inc (a)	8,200	185		Securities; $1,276,293; 0.00% - 6.25%;
Shenandoah Telecommunications Co	1,077	17		dated 10/28/13 - 07/15/32)
Sonus Networks Inc (a)	7,375	13		Investment in Joint Trading Account; Merrill	1,549		1,549
Symmetricom Inc (a)	8,094	47		Lynch Repurchase Agreement; 0.12%
Telenav Inc (a)	1,201	10		dated 12/31/2012 maturing 01/02/2013
Tellabs Inc	16,865	38		(collateralized by US Government
Telular Corp	472	4		Securities; $1,580,173; 0.00% - 9.38%;
Tessco Technologies Inc	190	4		dated 01/02/13 - 01/22/37)
USA Mobility Inc	1,587	19					$3,692
Vonage Holdings Corp (a)	7,211	17		TOTAL REPURCHASE AGREEMENTS			$3,692
		$2,411		Total Investments			$101,629
Textiles - 0.09%				Liabilities in Excess of Other Assets, Net - (0.28)%			$(285)
Culp Inc	630	9		TOTAL NET ASSETS - 100.00%			$101,344
G&K Services Inc	849	29
UniFirst Corp/MA	681	50		(a) Non-Income Producing Security
		$88		(b) Security is Illiquid
Transportation - 0.72%
Air Transport Services Group Inc (a)	3,819	15
Atlas Air Worldwide Holdings Inc (a)	2,036	91
				Portfolio Summary (unaudited)
Bristow Group Inc	1,673	90		Sector			Percent
Gulfmark Offshore Inc	7,682	265		Financial			38.38%
Heartland Express Inc	774	10		Industrial			13.17%
International Shipholding Corp	390	6		Consumer, Cyclical			10.81%
Nordic American Tankers Ltd	2,096	18		Consumer, Non-cyclical			10.80%
PHI Inc (a)	550	18
Quality Distribution Inc (a)	3,975	24		Technology			7.22%
Saia Inc (a)	940	22		Utilities			6.22%
				Energy			5.22%
Ship Finance International Ltd	2,130	35		Communications			4.58%
Swift Transportation Co (a)	9,200	84
				Basic Materials			3.73%
Teekay Tankers Ltd	4,507	13		Diversified			0.15%
Universal Truckload Services Inc	2,281	42		Liabilities in Excess of Other Assets, Net			(0.28)%
		$733		TOTAL NET ASSETS			100.00%
Trucking & Leasing - 0.42%
Amerco Inc	3,106	394
Greenbrier Cos Inc (a)	937	15
TAL International Group Inc	592	22
		$431
Water - 0.21%
American States Water Co	1,988	96
Artesian Resources Corp	1,300	29
California Water Service Group	3,153	58
Consolidated Water Co Ltd	1,100	8
PICO Holdings Inc (a)	887	18
		$209
TOTAL COMMON STOCKS		$97,937
	Maturity
REPURCHASE AGREEMENTS - 3.64%	Amount (000's)	Value(000	's)
Banks - 3.64%
Investment in Joint Trading Account; Credit	$667	$667
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $680,690; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)

See accompanying notes

Schedule of Investments
SmallCap Value Account I
December 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2013	Long	50	$4,113	$4,233	$120
Total					$120
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments December 31, 2012

Currency Abbreviations
EUR	Euro

See accompanying notes

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

ASSET ALLOCATION ACCOUNT
Class 1 shares
2012		$11 .67	$0.18	$1.36	$1.54	($0.32)	($0 .64)	($0.96)	$12.25
2011		12.32	0.20	0.07	0.27	(0.25)	(0.67)	(0.92)	11.67
2010		11.58	0.18	0.84	1.02	(0.28)	–	(0.28)	12.32
2009		10.05	0.20	1.64	1.84	(0.31)	–	(0.31)	11.58
2008		14.87	0.23	(3.60)	(3.37)	(0.39)	(1.06)	(1.45)	10.05
BALANCED ACCOUNT
Class 1 shares
2012		13.86	0.30	1.50	1.80	(0.31)	–	(0.31)	15.35
2011		13.62	0.27	0.29	0.56	(0.32)	–	(0.32)	13.86
2010		12.33	0.29	1.35	1.64	(0.35)	–	(0.35)	13.62
2009		10.71	0.32	1.85	2.17	(0.55)	–	(0.55)	12.33
2008		16.68	0.43	(5.27)	(4.84)	(0.52)	(0.61)	(1.13)	10.71
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2012		11.35	0.36	0.48	0.84	(0.45)	–	(0.45)	11.74
2011		10.61	0.44	0.31	0.75	(0.01)	–	(0.01)	11.35
2010		10.04	0.47	0.69	1.16	(0.59)	–	(0.59)	10.61
2009		9.35	0.51	1.34	1.85	(1.16)	–	(1.16)	10.04
2008		11.96	0.61	(2.55)	(1.94)	(0.67)	–	(0.67)	9.35
BOND MARKET INDEX ACCOUNT
Class 1 shares
2012	(c)	10.00	0.08	0.13	0.21	–	–	–	10.21
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2012		11.30	0.06	1.03	1.09	(0.11)	–	(0.11)	12.28
2011		11.02	0.21	0.19	0.40	(0.12)	–	(0.12)	11.30
2010		10.00	0.35	0.67	1.02	–	–	–	11.02
2009	(h)	10.00	–	–	–	–	–	–	10.00
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2012		11.33	0.09	1.22	1.31	(0.10)	–	(0.10)	12.54
2011		11.17	0.18	0.07	0.25	(0.09)	–	(0.09)	11.33
2010		10.00	0.34	0.83	1.17	–	–	–	11.17
2009	(h)	10.00	–	–	–	–	–	–	10.00

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

13.53%	$56,496	0.87%		–%		1.48%		123.2%
2.14	55,968	0.90		–		1.70		142.1
9.10	63,256	0.89		–		1.53		188.0
18.81	66,556	0.87		–		1.89		189.2
(24.84)	63,068	0.86		–		1.79		243.1

13.05	49,151	0.65		–		1.99		154.7
4.05	50,180	0.66		–		1.98		178.7
13.62	56,574	0.66		–		2.27		209.0
21.16	58,147	0.68		–		2.91		237.4
(30.92)	56,799	0.66		–		3.05		203.1

7.54	342,051	0.45		–		3.12		218.2
7.07	323,866	0.45		–		3.95		252.1
11.65	340,735	0.45		–		4.44		297.5
20.91	333,964	0.45		–		5.27		432.6
(17.06)	330,330	0.42		–		5.66		305.9

2.10 (d)	753,130	0.26	(e)	0.26	(e)	1.27	(e)	160.6	(e)

9.71	581,734	0.30	(f)	0.30 (f)	,(g)	0.52		56.6
3.61	331,823	0.31	(f)	0.31 (f)	,(g)	1.86		17.9
10.20	169,656	0.31	(f)	0.31 (f)	,(g)	3.34		20.2
0.00 (d)	10	0.31 (e)	,(f)	107.09 (e)	,(f),(g)	(0.31	) (e)	0.0	(e)

11.63	1,218,171	0.30	(f)	0.30 (f)	,(g)	0.76		42.6
2.26	747,602	0.30	(f)	0.30 (f)	,(g)	1.58		15.6
11.70	323,925	0.31	(f)	0.31 (f)	,(g)	3.21		13.6
0.00 (d)	10	0.31 (e)	,(f)	181.70 (e)	,(f),(g)	(0.31	) (e)	0.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from December 30, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2012	(c)	$10.00	$0.06	$0.48	$0.54	$–	$–	$–	$10.54
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2012		11.12	0.27	1 .76	2.03	(0.26)	–	(0.26)	12.89
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	–	(0.02)	11.12
2010		11.24	0.17	1 .31	1.48	(0.18)	–	(0.18)	12.54
2009		9.25	0.18	2 .28	2.46	(0.47)	–	(0.47)	11.24
2008		21.67	0.31	(8.44)	(8.13)	(0.30)	(3.99)	(4.29)	9.25
Class 2 shares
2012		11.18	0.23	1 .76	1.99	(0.21)	–	(0.21)	12.96
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	–	(0.02)	11.18
2010		11.32	0.14	1 .32	1.46	(0.15)	–	(0.15)	12.63
2009		9.27	0.15	2 .29	2.44	(0.39)	–	(0.39)	11.32
2008		21.71	0.31	(8.51)	(8.20)	(0.25)	(3.99)	(4.24)	9.27
EQUITY INCOME ACCOUNT
Class 1 shares
2012		15.53	0.54	1 .47	2.01	(0.51)	–	(0.51)	17.03
2011		14.80	0.50	0 .30	0.80	(0.07)	–	(0.07)	15.53
2010		13.15	0.45	1 .66	2.11	(0.46)	–	(0.46)	14.80
2009		11.60	0.39	1 .84	2.23	(0.68)	–	(0.68)	13.15
2008		19.32	0.44	(6.53)	(6.09)	(0.41)	(1.22)	(1.63)	11.60
Class 2 shares
2012		15.43	0.49	1 .46	1.95	(0.46)	–	(0.46)	16.92
2011		14.74	0.45	0 .31	0.76	(0.07)	–	(0.07)	15.43
2010		13.10	0.40	1 .66	2.06	(0.42)	–	(0.42)	14.74
2009		11.50	0.35	1 .85	2.20	(0.60)	–	(0.60)	13.10
2008		19.17	0.40	(6.49)	(6.09)	(0.36)	(1.22)	(1.58)	11.50

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.40	%(d)	$54,787	0.31	%(e)	0.32%(e),(f)	0.87%(e)	12.1	%(e)

18.44		464,751	0.87		–	2.23	76.0
(11.17)		428,532	0.89		–	2.17	68.5
13.18		532,545	0.89		–	1 .47	110 .0	(g)
27.30		364,176	0.91		–	1.85	105.5
(46.22)		286,421	0.92	(h)	–	2.07	100.4

18.01		1,643	1.12		–	1.95	76.0
(11.36)		1,952	1.14		–	1.91	68.5
12.91		2,466	1.14		–	1 .27	110 .0	(g)
26.84		2,427	1.16		–	1.59	105.5
(46.37)		2,338	1.17	(h)	–	1.91	100.4

13.01		578,099	0.49		–	3.26	20.8
5.44		624,366	0.48		–	3.28	19.9
16.18		538,727	0.51		–	3.25	23.2
20.00		392,951	0.54		–	3.33	44.0
(33.94)		304,321	0.51	(h)	–	2.86	86.8

12.72		22,844	0.74		–	3.01	20.8
5.17		25,498	0.73		–	3.00	19.9
15.88		29,323	0.76		–	2.97	23.2
19.76		30,836	0.79		–	3.08	44.0
(34.12)		34,738	0.76	(h)	–	2.57	86.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Portfolio turnover rate excludes approximately $612,000 of sales from portfolio realignment from the acquisition of International SmallCap Account.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2012	$10.90	$0.33	$0.09	$0.42	($0.45)	$–	($0.45)	$10.87
2011	10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)	10.90
2010	10.07	0.38	0.20	0.58	(0.36)	–	(0.36)	10.29
2009	10.28	0.43	0.22	0.65	(0.86)	–	(0.86)	10.07
2008	10.49	0.48	(0.01)	0.47	(0.68)	–	(0.68)	10.28
Class 2 shares
2012	10.90	0.30	0.10	0.40	(0.42)	–	(0.42)	10.88
2011	10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)	10.90
2010	10.09	0.36	0.21	0.57	(0.34)	–	(0.34)	10.32
2009	10.26	0.41	0.21	0.62	(0.79)	–	(0.79)	10.09
2008	10.47	0.45	(0.01)	0.44	(0.65)	–	(0.65)	10.26
INCOME ACCOUNT
Class 1 shares
2012	10.71	0.53	0.48	1.01	(0.50)	–	(0.50)	11.22
2011	10.12	0.56	0.07	0.63	(0.04)	–	(0.04)	10.71
2010	9.97	0.60	0.25	0.85	(0.70)	–	(0.70)	10.12
2009	9.36	0.62	1.03	1.65	(1.03)	(0.01)	(1.04)	9.97
2008	10.46	0.59	(0.93)	(0.34)	(0.75)	(0.01)	(0.76)	9.36
Class 2 shares
2012	10.66	0.50	0.47	0.97	(0.46)	–	(0.46)	11.17
2011	10.09	0.53	0.08	0.61	(0.04)	–	(0.04)	10.66
2010	9.95	0.58	0.23	0.81	(0.67)	–	(0.67)	10.09
2009	9.30	0.59	1.04	1.63	(0.97)	(0.01)	(0.98)	9.95
2008	10.40	0.56	(0.92)	(0.36)	(0.73)	(0.01)	(0.74)	9.30

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.91%	$432,172	0.51%		2.98%	41.4%
6.23	453,864	0.51		3.42	83.8
5.85	489,048	0.50		3.64	79.1	(c)
6.47	233,789	0.50		4.18	22.4
4.68	152,711	0.51	(d)	4.63	9.9

3.70	1,143	0.76		2.73	41.4
5.90	1,215	0.76		3.17	83.8
5.65	1,457	0.75		3.45	79.1	(c)
6.21	1,675	0.75		3.99	22.4
4.41	2,085	0.76	(d)	4.38	9.9

9.57	292,756	0.51		4.78	14.7
6.25	239,939	0.50		5.36	17.8
8.65	225,114	0.50		5.81	17.0
18.37	196,424	0.51		6.33	23.6
(3.47)	120,854	0.51	(d)	5.93	13.9

9.28	3,875	0.76		4.55	14.7
6.05	4,360	0.75		5.11	17.8
8.26	5,135	0.75		5.58	17.0
18.17	6,260	0.76		6.11	23.6
(3.75)	7,912	0.76	(d)	5.66	13.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Portfolio turnover rate excludes approximately $53,358,000 of purchases from portfolio realignment from the acquisition of Government & High Quality Bond Account.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2012	$14.38	$0.22	$2.75	$2.97	($0.21)	$–	($0.21)	$17.14
2011	17.51	0.23	(3.35)	(3.12)	(0.01)	–	(0.01)	14.38
2010	14.86	0.13	2.63	2.76	(0.11)	–	(0.11)	17.51
2009	8.95	0.14	5.97	6.11	(0.20)	–	(0.20)	14.86
2008	27.61	0.21	(11.50)	(11.29)	(0.23)	(7.14)	(7.37)	8.95
LARGECAP BLEND ACCOUNT II
Class 1 shares
2012	6.85	0.11	0.93	1.04	(0.10)	–	(0.10)	7.79
2011	6.86	0.08	(0.09)	(0.01)	–	–	–	6.85
2010	6.21	0.07	0.74	0.81	(0.16)	–	(0.16)	6.86
2009	4.88	0.08	1.35	1.43	(0.10)	–	(0.10)	6.21
2008	12.59	0.10	(3.07)	(2.97)	(0.15)	(4.59)	(4.74)	4.88
Class 2 shares
2012	6.88	0.09	0.93	1.02	(0.08)	–	(0.08)	7.82
2011	6.91	0.07	(0.10)	(0.03)	–	–	–	6.88
2010	6.24	0.06	0.74	0.80	(0.13)	–	(0.13)	6.91
2009	4.89	0.07	1.35	1.42	(0.07)	–	(0.07)	6.24
2008	12.59	0.08	(3.07)	(2.99)	(0.12)	(4.59)	(4.71)	4.89
LARGECAP GROWTH ACCOUNT
Class 1 shares
2012	14.48	0.12	2.32	2.44	(0.05)	–	(0.05)	16.87
2011	15.12	0.05	(0.69)	(0.64)	–	–	–	14.48
2010	12.78	0.01	2.34	2.35	(0.01)	–	(0.01)	15.12
2009	10.14	–	2.72	2.72	(0.08)	–	(0.08)	12.78
2008	17.92	0.07	(7.78)	(7.71)	(0.07)	–	(0.07)	10.14
Class 2 shares
2012	14.43	0.08	2.32	2.40	–	–	–	16.83
2011	15.11	0.01	(0.69)	(0.68)	–	–	–	14.43
2010	12.80	(0.03)	2.34	2.31	–	–	–	15.11
2009	10.13	(0.03)	2.74	2.71	(0.04)	–	(0.04)	12.80
2008	17.90	0.04	(7.78)	(7.74)	(0.03)	–	(0.03)	10.13

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

20.80%	$152,545	1.34%		1.40%	97.4%
(17.84)	143,811	1.40		1.37	86.8
18.67	193,048	1.39		0.88	102.3
68.65	170,508	1.35		1.19	128.5
(54.86)	96,371	1.45		1.23	133.3

15.20	154,221	0.76	(c)	1.41	51.5
(0.12)	161,200	0.75	(c)	1.21	42.5
13.25	182,047	0.75	(c)	1.15	34.7
29.67	183,485	0.75	(c)	1.51	79.0
(36.41)	159,837	0.77	(c)	1.30	62.7

14.84	837	1.01	(c)	1.17	51.5
(0.42)	739	1.00	(c)	0.96	42.5
12.97	850	1.00	(c)	0.90	34.7
29.28	832	1.00	(c)	1.27	79.0
(36.50)	875	1.02	(c)	1.00	62.7

16.85	210,351	0.69		0 .73	62.6
(4.23)	181,559	0.69		0 .31	56.6
18.38	207,114	0.69		0 .04	61.1
27.01	241,670	0.69		0 .01	89.5
(43.16)	173,642	0.69	(c)	0.50	87.6

16.56 (d)	604	0.94		0 .47	62.6
(4.50)	561	0.94		0 .05	56.6
18.05	691	0.94		(0 .20)	61.1
26.80	635	0.94		(0 .24)	89.5
(43.30)	538	0.94	(c)	0.24	87.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP GROWTH ACCOUNT I
Class 1 shares
2012		$21.30	$0.10	$3.39	$3.49	($0.02)	$–	($0.02)	$24.77
2011		21.37	0.02	(0.09)	(0.07)	–	–	–	21.30
2010		17.89	0.01	3.50	3.51	(0.03)	–	(0.03)	21.37
2009		11.72	0.02	6.16	6.18	(0.01)	–	(0.01)	17.89
2008		19.76	–	(8.01)	(8.01)	(0.03)	–	(0.03)	11.72
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2012		9.06	0.20	1.20	1.40	(0.11)	(0.01)	(0.12)	10.34
2011		8.91	0.16	(0.01)	0.15	–	–	–	9.06
2010		7.88	0.15	1.00	1.15	(0.12)	–	(0.12)	8.91
2009		6.52	0.14	1.53	1.67	(0.31)	–	(0.31)	7.88
2008		10.83	0.18	(4.05)	(3.87)	(0.22)	(0.22)	(0.44)	6.52
LARGECAP VALUE ACCOUNT
Class 1 shares
2012		24.20	0.56	3.92	4.48	(0.35)	–	(0.35)	28.33
2011		23.92	0.33	(0.05)	0.28	–	–	–	24.20
2010		21.34	0.30	2.68	2.98	(0.40)	–	(0.40)	23.92
2009		19.29	0.42	2.60	3.02	(0.97)	–	(0.97)	21.34
2008		34.70	0.59	(11.32)	(10.73)	(0.68)	(4.00)	(4.68)	19.29
MIDCAP BLEND ACCOUNT
Class 1 shares
2012		40.51	0.46	7.35	7.81	(0.40)	(0.72)	(1.12)	47.20
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)	40.51
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)	37.83
2009		24.93	0.21	7.83	8.04	(0.24)	(1.48)	(1.72)	31.25
2008		42.05	0.18	(12.82)	(12.64)	(0.23)	(4.25)	(4.48)	24.93
Class 2 shares
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)	47.06
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)	40.39
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)	37.82
2009	(d)	28.70	0.14	2.39	2.53	–	–	–	31.23

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

16.38%	$240,585	0.76	%(c)	0.42%	36.9%
(0.33)	228,749	0.76	(c)	0.07	46.1
19.61	251,943	0.76	(c)	0.07	54.0
52.71	221,953	0.78	(c)	0.11	87.8
(40.60)	157,138	0.77		(0.01)	58.1

15.50	916,593	0.26		2.02	3 .3
1.73	593,337	0.26		1.80	7 .9
14.67	352,580	0.27		1.83	21.1
26.31	116,266	0.27		2.05	15.9
(37.10)	97,677	0.27		2.02	13.8

18.58	222,357	0.61		2.09	115.0
1.17	199,660	0.61		1.37	113.9
14.08	164,949	0.61		1.38	214.6
16.30	154,829	0.61		2.21	144.8
(35.16)	145,811	0.61		2.18	133.5

19.44	560,842	0.55		1.03	21.5
8.29	531,255	0.55		0.57	28.9
24.10	551,589	0.57		1.37	20.9
33.76	379,151	0.61		0.79	25.4
(33.92)	269,185	0.58		0.50	19.6

19.16	12,179	0.80		0.79	21.5
8.00	11,226	0.80		0.32	28.9
23.83	11,327	0.82		1.05	20.9
8 .82 (e)	10,010	0 .83	(f)	1 .43 (f)	25 .4	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MONEY MARKET ACCOUNT
Class 1 shares
2012	$1.00	$–	$–	$–	$–	$–	$–	$1.00
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
Class 2 shares
2012	1.00	–	–	–	–	–	–	1.00
2011	1.00	–	–	–	–	–	–	1.00
2010	1.00	–	–	–	–	–	–	1.00
2009	1.00	–	–	–	–	–	–	1.00
2008	1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2012	21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)	23.75
2011	21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)	21.36
2010	19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)	21.47
2009	15.05	0.17	4.28	4.45	(0.27)	–	(0.27)	19.23
2008	25.13	0.15	(7.79)	(7.64)	(0.24)	(2.20)	(2.44)	15.05
Class 2 shares
2012	21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)	23.62
2011	21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)	21.23
2010	19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)	21.40
2009	14.94	0.12	4.27	4.39	(0.16)	–	(0.16)	19.17
2008	24.97	0.10	(7.75)	(7.65)	(0.18)	(2.20)	(2.38)	14.94
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2012	10.36	0.26	0.95	1.21	(0.21)	–	(0.21)	11.36
2011	10.49	0.19	(0.03)	0.16	(0.29)	–	(0.29)	10.36
2010	9.63	0.30	0.99	1.29	(0.43)	–	(0.43)	10.49
2009	8.07	0.47	1.49	1.96	(0.38)	(0.02)	(0.40)	9.63
2008	12.94	0.38	(4.02)	(3.64)	(0.47)	(0.76)	(1.23)	8.07

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.00%	$303,903	0.27%		0.46	%(c)	0.00%	N/A
0.00	322,844	0.26		0.45	(c)	0.00	N/A
0.00	314,976	0.32		0.45	(c)	0.00	N/A
0.22	381,238	0.42		0.45	(c)	0.24	N/A
2.58	455,594	0.45	(d)	–		2.47	N/A

0.00	1,253	0.27		0.71	(c)	0.00	N/A
0.00	1,777	0.26		0.70	(c)	0.00	N/A
0.00	2,478	0.32		0.70	(c)	0.00	N/A
0.18	4,229	0.49		0.70	(c)	0.27	N/A
2.33	15,013	0.70	(d)	–		2.13	N/A

13.83	145,393	0.64		–		1.51	6.2
0.13	142,828	0.64		–		1.09	10.3
15.40	151,592	0.64		–		1.78	13.7
29.82	94,039	0.64		–		1.02	23.6
(33.37)	65,187	0.64	(d)	–		0.76	14.6

13.57	5,238	0.89		–		1.26	6.2
(0.15)	5,472	0.89		–		0.83	10.3
15.11	6,822	0.89		–		1.57	13.7
29.54	7,139	0.89		–		0.76	23.6
(33.56)	6,970	0.89	(d)	–		0.49	14.6

11 .79	47,361	0 .06	(e)	–		2.39	28.3
1 .44	47,435	0 .04	(e)	–		1.79	24.3
13 .93	48,831	0 .04	(e)	–		3.01	42.1
25 .07	43,345	0 .08	(e)	–		5.53	29.3
(30.91)	32,113	0.15 (d)	,(e)	–		3.58	26.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Reflects Manager's contractual expense limit.
(e)	Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2012	$10.64	$0.26	$1.30	$1.56	($0.20)	$–	($0.20)	$12.00
2011	11.02	0.19	(0.29)	(0.10)	(0.28)	–	(0.28)	10.64
2010	9.97	0.28	1.16	1.44	(0.39)	–	(0.39)	11.02
2009	8.11	0.43	1.74	2.17	(0.31)	–	(0.31)	9.97
2008	13.86	0.33	(4.58)	(4.25)	(0.51)	(0.99)	(1.50)	8.11
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2012	10.64	0.25	1.40	1.65	(0.19)	–	(0.19)	12.10
2011	11.09	0.19	(0.42)	(0.23)	(0.22)	–	(0.22)	10.64
2010	9.85	0.24	1.24	1.48	(0.24)	–	(0.24)	11.09
2009	7.86	0.35	1.83	2.18	(0.18)	(0.01)	(0.19)	9.85
2008	13.99	0.29	(4.85)	(4.56)	(0.50)	(1.07)	(1.57)	7.86
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2012	10.78	0.23	1.56	1.79	(0.18)	–	(0.18)	12.39
2011	11.31	0.19	(0.54)	(0.35)	(0.18)	–	(0.18)	10.78
2010	10.00	0.21	1.33	1.54	(0.23)	–	(0.23)	11.31
2009	7.94	0.28	2.02	2.30	(0.24)	–	(0.24)	10.00
2008	14.37	0.26	(5.22)	(4.96)	(0.45)	(1.02)	(1.47)	7.94
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2012	10.64	0.24	1.57	1.81	(0.17)	–	(0.17)	12.28
2011	11.24	0.18	(0.61)	(0.43)	(0.17)	–	(0.17)	10.64
2010	9.89	0.18	1.39	1.57	(0.22)	–	(0.22)	11.24
2009	7.80	0.25	2.05	2.30	(0.21)	–	(0.21)	9.89
2008	14.48	0.24	(5.30)	(5.06)	(0.48)	(1.14)	(1.62)	7.80
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2012	10.25	0.30	0.68	0.98	(0.19)	–	(0.19)	11.04
2011	10.22	0.20	0.16	0.36	(0.33)	–	(0.33)	10.25
2010	9.66	0.35	0.70	1.05	(0.49)	–	(0.49)	10.22
2009	8.64	0.57	1.00	1.57	(0.47)	(0.08)	(0.55)	9.66
2008	12.12	0.52	(3.25)	(2.73)	(0.42)	(0.33)	(0.75)	8.64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14.76%	$208,355	0.04	%(c)	2.28%	24.4%
(1 .07)	192,409	0 .04	(c)	1 .74	8 .9
15.05	201,014	0.04	(c)	2.73	37.6
27.49	177,887	0.08	(c)	4.98	20.7
(34.16)	126,555	0.13 (c)	,(d)	3.00	14.6

15.58	92,672	0.05	(c)	2.20	18.5
(2.22)	79,646	0.04	(c)	1.70	13.2
15.40	82,436	0.04	(c)	2.33	36.2
28.22	64,909	0.07	(c)	4.12	8.3
(36.42)	25,504	0.16 (c)	,(d)	2.63	18.0

16.71	25,647	0.08	(c)	1.98	30.1
(3.18)	22,110	0.05	(c)	1.67	13.7
15.81	21,199	0.06	(c)	2.06	41.6
29.55	15,935	0.08 (c)	,(d)	3.31	18.6
(38.16)	11,368	0.13 (c)	,(d)	2.28	22.6

17.07	16,352	0.11	(c)	2.01	17.7
(3.94)	12,822	0.07	(c)	1.58	19.7
16.21	13,127	0.08	(c)	1.80	45.1
30.04	10,778	0.08 (c)	,(d)	2.98	16.8
(39.05)	7,231	0.12 (c)	,(d)	2.12	16.1

9.65	32,756	0.07	(c)	2.79	34.0
3.52	29,574	0.05	(c)	1.96	19.3
11.24	28,399	0.05	(c)	3.51	40.5
18.95	23,877	0.08 (c)	,(d)	6.39	36.6
(23.89)	17,064	0.14 (c)	,(d)	4.93	26.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Account invests.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2012	$14.39	$0.21	$2.26	$2.47	($0.23)	$–	($0.23)	$16.63
2011	13.21	0.10	1.08	1.18	–	–	–	14.39
2010	10.83	0.26	2.49	2.75	(0.37)	–	(0.37)	13.21
2009	8.75	0.25	2.19	2.44	(0.36)	–	(0.36)	10.83
2008	19.06	0.25	(4.11)	(3.86)	(0.41)	(6.04)	(6.45)	8.75
Class 2 shares
2012	14.46	0.17	2.26	2.43	(0.17)	–	(0.17)	16.72
2011	13.30	0.06	1.10	1.16	–	–	–	14.46
2010	10.91	0.23	2.50	2.73	(0.34)	–	(0.34)	13.30
2009	8.76	0.22	2.22	2.44	(0.29)	–	(0.29)	10.91
2008	19.06	0.20	(4.10)	(3.90)	(0.36)	(6.04)	(6.40)	8.76
SAM BALANCED PORTFOLIO
Class 1 shares
2012	14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)	16.33
2011	15.02	0.10	0.06	0.16	(0.42)	–	(0.42)	14.76
2010	13.73	0.42	1.38	1.80	(0.51)	–	(0.51)	15.02
2009	11.95	0.64	2.05	2.69	(0.52)	(0.39)	(0.91)	13.73
2008	19.17	0.62	(4.93)	(4.31)	(0.71)	(2.20)	(2.91)	11.95
Class 2 shares
2012	14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)	16.22
2011	14.92	0.06	0.06	0.12	(0.38)	–	(0.38)	14.66
2010	13.64	0.36	1.40	1.76	(0.48)	–	(0.48)	14.92
2009	11.85	0.56	2.09	2.65	(0.47)	(0.39)	(0.86)	13.64
2008	19.04	0.64	(4.97)	(4.33)	(0.66)	(2.20)	(2.86)	11.85
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2012	11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)	12.49
2011	11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)	11.47
2010	10.94	0.40	0.84	1.24	(0.50)	–	(0.50)	11.68
2009	9.49	0.65	1.29	1.94	(0.34)	(0.15)	(0.49)	10.94
2008	13.07	0.50	(2.77)	(2.27)	(0.47)	(0.84)	(1.31)	9.49
Class 2 shares
2012	11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)	12.39
2011	11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)	11.38
2010	10.85	0.35	0.88	1.23	(0.48)	–	(0.48)	11.60
2009	9.41	0.56	1.33	1.89	(0.30)	(0.15)	(0.45)	10.85
2008	12.97	0.57	(2.85)	(2.28)	(0.44)	(0.84)	(1.28)	9.41

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

17.17%	$133,069	0.90%		1.33%	44.1%
8.93	140,316	0.90		0.71	22.4
25.70	140,922	0.89		2.16	48.0
28.92	160,251	0.90		2.96	59.9
(32.86)	127,836	0.89	(c)	1.77	47.2

16.86	257	1.15		1.08	44.1
8.72	287	1.15		0.42	22.4
25.29	442	1.14		1.92	48.0
28.69	484	1.15		2.68	59.9
(33.01)	568	1.14	(c)	1.35	47.2

12.75	812,380	0.23	(d)	2.60	9.1
0.99	781,873	0.23	(d)	0.68	14.2
13.61	828,276	0.24	(d)	2.97	36.3
23.84	728,979	0.25	(d)	5.19	3.2
(26.18)	387,339	0.25 (c)	,(d)	4.04	39.1

12.47	95,208	0.48	(d)	2.32	9.1
0.73	94,487	0.48	(d)	0.43	14.2
13.34	107,086	0.49	(d)	2.59	36.3
23.63	110,253	0.50	(d)	4.62	3.2
(26.42)	113,639	0.50 (c)	,(d)	4.09	39.1

11.19	190,310	0.24	(d)	3.07	15.7
2.29	177,476	0.24	(d)	0.86	20.8
11.84	178,249	0.24	(d)	3.56	34.4
21.15	154,208	0.25	(d)	6.53	9.1
(19.21)	74,246	0.26 (c)	,(d)	4.51	46.1

10.91	15,911	0.49	(d)	2.73	15.7
1.97	15,465	0.49	(d)	0.60	20.8
11.73	15,761	0.49	(d)	3.18	34.4
20.72	15,895	0.50	(d)	5.77	9.1
(19.41)	17,277	0.51 (c)	,(d)	4.95	46.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2012	$14.99	$0.33	$1.79	$2.12	($0.07)	$–	($0.07)	$17.04
2011	15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)	14.99
2010	13.80	0.31	1.72	2.03	(0.47)	–	(0.47)	15.36
2009	12.34	0.47	2.43	2.90	(0.68)	(0.76)	(1.44)	13.80
2008	21.18	0.57	(6.78)	(6.21)	(0.72)	(1.91)	(2.63)	12.34
Class 2 shares
2012	14.87	0.28	1.77	2.05	(0.03)	–	(0.03)	16.89
2011	15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)	14.87
2010	13.69	0.27	1.71	1.98	(0.44)	–	(0.44)	15.23
2009	12.24	0.43	2.41	2.84	(0.63)	(0.76)	(1.39)	13.69
2008	21.03	0.57	(6.78)	(6.21)	(0.67)	(1.91)	(2.58)	12.24
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2012	12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)	13.38
2011	12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)	12.42
2010	11.95	0.51	0.69	1.20	(0.65)	–	(0.65)	12.50
2009	10.58	0.82	1.21	2.03	(0.55)	(0.11)	(0.66)	11.95
2008	14.36	0.56	(2.25)	(1.69)	(0.90)	(1.19)	(2.09)	10.58
Class 2 shares
2012	12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)	13.29
2011	12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)	12.34
2010	11.87	0.45	0.72	1.17	(0.62)	–	(0.62)	12.42
2009	10.49	0.72	1.27	1.99	(0.50)	(0.11)	(0.61)	11.87
2008	14.26	0.66	(2.38)	(1.72)	(0.86)	(1.19)	(2.05)	10.49
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2012	16.26	0.29	2.23	2.52	(0.04)	–	(0.04)	18.74
2011	16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)	16.26
2010	14.83	0.28	2.09	2.37	(0.38)	–	(0.38)	16.82
2009	12.28	0.42	2.82	3.24	(0.50)	(0.19)	(0.69)	14.83
2008	23.91	0.44	(7.99)	(7.55)	(0.76)	(3.32)	(4.08)	12.28
Class 2 shares
2012	16.15	0.24	2.22	2.46	–	–	–	18.61
2011	16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)	16.15
2010	14.73	0.23	2.10	2.33	(0.35)	–	(0.35)	16.71
2009	12.20	0.37	2.80	3.17	(0.45)	(0.19)	(0.64)	14.73
2008	23.77	0.50	(8.04)	(7.54)	(0.71)	(3.32)	(4.03)	12.20

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14.18%	$143,547	0.24	%(c)	2.00%	12.5%
(0.45)	132,387	0.24	(c)	0.45	24.2
15.22	140,207	0.24	(c)	2.21	42.2
25.70	128,572	0.25	(c)	3.82	12.0
(33.11)	103,553	0.25 (c)	,(d)	3.34	24.4

13.81	84,306	0.49	(c)	1.76	12.5
(0.63)	78,247	0.49	(c)	0.20	24.2
14.92	84,941	0.49	(c)	1.92	42.2
25.35	81,513	0.50	(c)	3.55	12.0
(33.30)	70,419	0.50 (c)	,(d)	3.38	24.4

10.64	215,628	0.24	(c)	3.69	11.7
3.39	187,458	0.24	(c)	1.22	20.6
10.51	183,764	0.24	(c)	4.22	31.5
19.95	156,696	0.25	(c)	7.39	20.1
(13.76)	98,000	0.25 (c)	,(d)	4.50	53.9

10.34	19,667	0.49	(c)	3.41	11.7
3.13	18,382	0.49	(c)	0.96	20.6
10.26	20,147	0.49	(c)	3.70	31.5
19.63	22,043	0.50	(c)	6.58	20.1
(14.02)	26,751	0.50 (c)	,(d)	5.27	53.9

15.52	90,348	0.24	(c)	1.61	13.9
(1.90)	83,738	0.24	(c)	0.25	23.3
16.40	81,821	0.24	(c)	1.82	51.7
27.45	66,315	0.25	(c)	3.25	8.1
(37.42)	44,945	0.25 (c)	,(d)	2.36	31.8

15.23	71,997	0.49	(c)	1.36	13.9
(2.12)	64,907	0.49	(c)	(0.01)	23.3
16.18	69,749	0.49	(c)	1.53	51.7
27.04	61,006	0.50	(c)	2.92	8.1
(37.56)	48,224	0.50 (c)	,(d)	2.81	31.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SHORT-TERM INCOME ACCOUNT
Class 1 shares
2012	$2.54	$0.05	$0.08	$0.13	($0.06)	$–	($0.06)	$2.61
2011	2.51	0.06	(0.03)	0.03	–	–	–	2.54
2010	2.46	0.06	0.04	0.10	(0.05)	–	(0.05)	2.51
2009	2.41	0.09	0.14	0.23	(0.18)	–	(0.18)	2.46
2008	2.50	0.10	(0.11)	(0.01)	(0.08)	–	(0.08)	2.41
Class 2 shares
2012	2.53	0.04	0.08	0.12	(0.05)	–	(0.05)	2.60
2011	2.51	0.05	(0.03)	0.02	–	–	–	2.53
2010	2.45	0.06	0.05	0.11	(0.05)	–	(0.05)	2.51
2009	2.39	0.08	0.15	0.23	(0.17)	–	(0.17)	2.45
2008	2.49	0.09	(0.12)	(0.03)	(0.07)	–	(0.07)	2.39
SMALLCAP BLEND ACCOUNT
Class 1 shares
2012	8.16	0.07	1.13	1.20	–	–	–	9.36
2011	8.31	(0.01)	(0.11)	(0.12)	(0.03)	–	(0.03)	8.16
2010	6.72	0.03	1.59	1.62	(0.03)	–	(0.03)	8.31
2009	5.54	0.04	1.18	1.22	(0.04)	–	(0.04)	6.72
2008	9.82	0.03	(3.28)	(3.25)	(0.04)	(0.99)	(1.03)	5.54
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2012	10.68	(0.06)	1.80	1.74	–	–	–	12.42
2011	11.17	(0.08)	(0.41)	(0.49)	–	–	–	10.68
2010	8.80	(0.05)	2.42	2.37	–	–	–	11.17
2009	6.68	(0.05)	2.17	2.12	–	–	–	8.80
2008	11.35	(0.06)	(4.61)	(4.67)	–	–	–	6.68
Class 2 shares
2012	10.54	(0.09)	1.79	1.70	–	–	–	12.24
2011	11.06	(0.11)	(0.41)	(0.52)	–	–	–	10.54
2010	8.73	(0.08)	2.41	2.33	–	–	–	11.06
2009	6.65	(0.07)	2.15	2.08	–	–	–	8.73
2008	11.32	(0.08)	(4.59)	(4.67)	–	–	–	6.65

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.00%	$262,427	0.49	%(c)	1.95%	59.1%
1.37	228,351	0.49	(c)	2.35	55.1
4.20	224,344	0.50	(c)	2.49	85.4	(d)
9.94	74,934	0.51		3.55	24.6
(0.57)	37,975	0.52	(c)	4.05	40.1

4.67	1,269	0.74	(c)	1.72	59.1
0.95	1,516	0.74	(c)	2.11	55.1
4.37	1,901	0.75	(c)	2.45	85.4	(d)
9.81	1,887	0.76		3.36	24.6
(1.23)	1,662	0.77	(c)	3.81	40.1

14.71	47,469	0.89		0.76	94.5
(1.47)	47,155	0.88		(0.09)	69.1
24.26	57,287	0.88		0.38	69.0
22.18	52,533	0.88		0.63	87.5
(36.73)	48,620	0.88		0.41	65.3

16.29	49,224	1.06	(c)	(0.53)	77.5
(4.39)	47,596	1.04	(c)	(0.75)	94.3
26.93	56,856	1.03	(c)	(0.59)	82.2
31.74	77,315	1.02	(c)	(0.68)	134.6
(41.15)	59,137	1.05	(c)	(0.65)	83.8

16.13	2,864	1.31	(c)	(0.78)	77.5
(4.70)	2,653	1.29	(c)	(0.99)	94.3
26.69	3,015	1.28	(c)	(0.82)	82.2
31.28	2,529	1.27	(c)	(0.93)	134.6
(41.25)	2,102	1.30	(c)	(0.90)	83.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Portfolio turnover rate excludes approximately $3,528,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SMALLCAP VALUE ACCOUNT I
Class 1 shares
2012	$13.02	$0.17	$2.65	$2.82	($0.12)	$–	($0.12)	$15.72
2011	13.52	0.09	(0.58)	(0.49)	(0.01)	–	(0.01)	13.02
2010	10.81	0.08	2.73	2.81	(0.10)	–	(0.10)	13.52
2009	9.51	0.09	1.42	1.51	(0.21)	–	(0.21)	10.81
2008	15.69	0.14	(4.60)	(4.46)	(0.13)	(1.59)	(1.72)	9.51
Class 2 shares
2012	12.99	0.13	2.64	2.77	(0.09)	–	(0.09)	15.67
2011	13.52	0.05	(0.58)	(0.53)	–	–	–	12.99
2010	10.82	0.06	2.73	2.79	(0.09)	–	(0.09)	13.52
2009	9.51	0.07	1.42	1.49	(0.18)	–	(0.18)	10.82
2008	15.68	0.10	(4.57)	(4.47)	(0.11)	(1.59)	(1.70)	9.51

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

21.73%	$101,259	0.99	%(c)	1.19%	43.2%
(3.66)	100,321	0.99	(c)	0.70	72.2
26.06	114,144	0.99	(c)	0.70	63.8
16.20	133,755	1.00	(c)	0.99	75.9
(31.82)	116,467	1.01	(c)	1.07	56.1

21 .40	85	1 .24	(c)	0 .92	43 .2
(3.89)	94	1 .24	(c)	0.37	72.2
25.81	169	1.24	(c)	0.52	63.8
15.88	104	1.25	(c)	0.74	75.9
(31.89)	101	1.26	(c)	0.78	56.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Variable Contracts Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, (36 of the portfolios constituting the Principal Variable Contracts Funds, Inc. (collectively the “Funds”)) as of December 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, agent banks, transfer agent of the affiliated funds, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Variable Contracts Funds, Inc. at December 31, 2012, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 15, 2013

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio
Asset Allocation Account Class 1
Actual	$1,000.00	$1,059.94	$4.45	0.86%
Hypothetical	1,000.00	1,020.81	4.37	0.86

Balanced Account Class 1
Actual	1,000.00	1,057.99	3.36	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,034.43	2.30	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45

Bond Market Index Account Class 1
Actual	1,000.00	1,015.92	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

Diversified Balanced Account Class 2
Actual	1,000.00	1,043.55	1.54	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30

Diversified Growth Account Class 2
Actual	1,000.00	1,053.09	1.55	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30

Diversified Income Account Class 2
Actual	1,000.00	1,034.35	1.59	0.31
Hypothetical	1,000.00	1,023.58	1.58	0.31

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio

Diversified International Account Class 1
Actual	$1,000.00	$1,134.43	$4.56	0.85%
Hypothetical	1,000.00	1,020.86	4.32	0.85

Diversified International Account Class 2
Actual	1,000.00	1,132.45	5.90	1.10
Hypothetical	1,000.00	1,019.61	5.58	1.10

Equity Income Account Class 1
Actual	1,000.00	1,060.48	2.54	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Equity Income Account Class 2
Actual	1,000.00	1,059.19	3.83	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,015.82	2.58	0.51
Hypothetical	1,000.00	1,022.57	2.59	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,014.67	3.85	0.76
Hypothetical	1,000.00	1,021.32	3.86	0.76

Income Account Class 1
Actual	1,000.00	1,046.81	2.62	0.51
Hypothetical	1,000.00	1,022.57	2.59	0.51

Income Account Class 2
Actual	1,000.00	1,045.71	3.91	0.76
Hypothetical	1,000.00	1,021.32	3.86	0.76

International Emerging Markets Account Class 1
Actual	1,000.00	1,139.10	6.99	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30

LargeCap Blend Account II Class 1
Actual	1,000.00	1,053.57	3.92	0.76
Hypothetical	1,000.00	1,021.32	3.86	0.76

LargeCap Blend Account II Class 2
Actual	1,000.00	1,052.06	5.21	1.01
Hypothetical	1,000.00	1,020.06	5.13	1.01

LargeCap Growth Account I Class 1
Actual	1,000.00	1,057.07	3.93	0.76
Hypothetical	1,000.00	1,021.32	3.86	0.76

LargeCap Growth Account Class 1
Actual	1,000.00	1,055.48	3.62	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70

LargeCap Growth Account Class 2
Actual	1,000.00	1,053.88	4.90	0.95
Hypothetical	1,000.00	1,020.36	4.82	0.95

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,057.01	1.34	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

LargeCap Value Account Class 1
Actual	1,000.00	1,093.22	3.26	0.62
Hypothetical	1,000.00	1,022.02	3.15	0.62

MidCap Blend Account Class 1
Actual	1,000.00	1,101.71	2.85	0.54
Hypothetical	1,000.00	1,022.42	2.75	0.54

MidCap Blend Account Class 2
Actual	1,000.00	1,100.61	4.17	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio

Money Market Account Class 1
Actual	$1,000.00	$1,000.00	$1.31	0.26%
Hypothetical	1,000.00	1,023.83	1.32	0.26

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,053.91	3.30	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,052.46	4.59	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,056.73	0.31	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,070.14	0.21	0.04
Hypothetical	1,000.00	1,024.94	0.20	0.04

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,075.91	0.26	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,082.77	0.47	0.09
Hypothetical	1,000.00	1,024.68	0.46	0.09

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,086.91	0.68	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,044.52	0.41	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08

Real Estate Securities Account Class 1
Actual	1,000.00	1,024.37	4.58	0.90
Hypothetical	1,000.00	1,020.61	4.57	0.90

Real Estate Securities Account Class 2
Actual	1,000.00	1,022.85	5.85	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,060.69	1.19	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,059.64	2.49	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,052.27	1.24	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,050.95	2.53	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,068.40	1.25	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,066.41	2.55	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio

SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,049.73	$1.24	0.24%
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,048.21	2.52	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,074.60	1.25	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,073.24	2.55	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Short-Term Income Account Class 1
Actual	1,000.00	1,021.87	2.49	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,022.49	3.76	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

SmallCap Blend Account Class 1
Actual	1,000.00	1,069.71	4.63	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89

SmallCap Growth Account II Class 1
Actual	1,000.00	1,051.65	5.42	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05

SmallCap Growth Account II Class 2
Actual	1,000.00	1,051.55	6.70	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30

SmallCap Value Account I Class 1
Actual	1,000.00	1,109.07	5.25	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,107.44	6.57	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years**
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years**
Michael J. Beer	Executive Vice President and Chief	100	None
Director, Executive Vice President	Operating Officer, Principal
Member, Executive Committee	Management Corporation, (the
1961	“Manager”); Executive Vice
President, Principal Funds Distributor,
Inc. (“PFD”); President, Princor,
Principal Shareholder Services
(“PSS”) since 2007; Director, the
Manager since 2008, Princor, and PSS
since 2007. Vice President – Mutual
Funds and Broker Dealer, Principal
Life Insurance Company (“PLIC”).

Nora M. Everett	President and Director, the Manager	100	None
Director, President, CEO, and	since 2008; Director, PFD since 2008,
Chairman	Princor since 2008, PSS since 2008,
Member, Executive Committee	Edge since 2008, and Principal
1959	International Holding Company, LLC
since 2006; CEO, Princor since 2009;
Senior Vice President/Retirement &
Investor Services, PLIC since 2008;
Director, Principal Asset Management
Co. (Asia) Limited since 2008;
Chairman, Principal Financial
Advisors, Inc. since 2010; Director,
Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated April 30, 2012, and the Statement of Additional Information dated April 30, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Accounts.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 11, 2012 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Accounts.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PVC, on behalf of each of the thirty-six (36) series of PVC (each series is referred to as an “Account”); and (2) the Subadvisory Agreements between the Manager and each of Brown Investment Advisory Incorporated; Clearbridge Advisors, LLC; Columbus Circle Investors (“Columbus Circle”); Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; J.P. Morgan Investment Management, Inc.; Mellon Capital Management Corporation; Morgan Stanley Investment Management, Inc.; Principal Global Investors, LLC (“PGI”); Principal Real Estate Investors, LLC (“Principal-REI”); and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Accounts implementing the “Core Satellite” structure, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board also took note that the Manager applied the same due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Accounts. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that needed to be considered in connection with the renewal of the Advisory Agreements.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Account, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Account’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Accounts or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with an Account’s investment objective(s) and policies. For most Accounts, the Board concluded that the Account’s investment returns met or exceeded acceptable levels of investment performance. There were some Accounts that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Accounts, the Board also considered the longer-term performance of the Accounts. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Account, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Account: (i) were reasonable; (ii) the Subadvisor’s longer-term track record justified continuing the contract with additional in-depth monitoring; or (iii) sufficient remedial steps had been taken by the Subadvisor that justified continuing the contract with additional in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor either met or exceeded acceptable levels of investment performance; or (ii) although the Account experienced underperformance from the subject Subadvisor, based upon that Account’s particular circumstances, it was in the best interests of the Account to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Account’s management fees. The Board received information, based on data supplied by Lipper, comparing each Account’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class 1 shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PVC Accounts that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Accounts, actual management fees and net expense ratios were within the third quartile or better when compared to their Expense Group. For some Accounts, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board considered specific factors relevant to its review of certain Accounts with both actual management fees and total net expenses higher than the third quartile as compared to their Expense Group. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Accounts’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that some Accounts have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

The Board also considered that the Manager had previously contractually agreed to reduce the management fees for four PVC Accounts that have implemented the “Core Satellite” structure.

With respect to the Board’s review of the expense caps in place with respect to certain Accounts, the Board considered the Manager’s proposals to extend the expense caps in place for most of such Accounts for an additional year and to let expense caps for certain other Accounts expire, based upon the individual circumstances of these Accounts.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Account was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Account the services described in the Management Agreement, for the year ended December 31, 2011. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, and Columbus Circle). The Board concluded that the management fee for each Account was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Account and whether the Accounts benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Account under the Management Agreement is reasonable in relation to the asset size of such Account. The Board concluded that the fee schedule for each Account reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, LargeCap S&P 500 Index Account, and the LifeTime Accounts do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Accounts has a relatively low basis point fee for all Account assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Account the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Account and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Accounts. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Account were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Account.

FEDERAL INCOME TAX INFORMATION
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012 (unaudited)

Long Term Capital Gain Dividends. Certain of the Accounts distributed long term capital gain dividends during the fiscal year ended December 31, 2012. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2012, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Asset Allocation Account	15.05%	Principal Capital Appreciation Account	87.94%
Balanced Account	46.20%	Principal LifeTime 2010 Account	7.43%
Diversified Balanced Account	15.98%	Principal LifeTime 2020 Account	10.00%
Diversified Growth Account	23.40%	Principal LifeTime 2030 Account	11.55%
Diversified International Account	0.13%	Principal LifeTime 2040 Account	13.67%
Equity Income Account	73.92%	Principal LifeTime 2050 Account	14.82%
International Emerging Markets Account	0.86%	Principal LifeTime Strategic Income Account	4.21%
LargeCap Blend Account II	100%	SAM Balanced Portfolio	26.06%
LargeCap Growth Account	100%	SAM Conservative Balanced Portfolio	11.76%
LargeCap Growth Account I	100%	SAM Conservative Growth Portfolio	65.69%
LargeCap S&P 500 Index Account	100%	SAM Flexible Income Portfolio	11.53%
LargeCap Value Account	100%	SAM Strategic Growth Portfolio	100%
MidCap Blend Account	100%	SmallCap Value Account I	100%

Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Account to its shareholders. The information below summarizes the portion of ordinary income dividends that was derived from foreign sources and the total amount of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2012, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified International Account	$0.0389	99.20%
International Emerging Markets Account	$0.0603	97.86%

Intentionally Left Blank

Intentionally Left Blank

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PRINCIPALFUNDS COM

Principal Variable Contracts Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group.® Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1290-18 | (c) 2013 Principal Financial Services, Inc. | 02/2013 | t13011102dl

Principal Variable Contracts Funds, Inc.

Annual Report
December 31, 2012

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Diversified International Account	3
Equity Income Account	4
Government & High Quality Bond Account	5
Income Account	6
LargeCap Blend Account II	7
LargeCap Growth Account	8
MidCap Blend Account	9
Principal Capital Appreciation Account	10
Real Estate Securities Account	11
SAM Balanced Portfolio	12
SAM Conservative Balanced Portfolio	13
SAM Conservative Growth Portfolio	14
SAM Flexible Income Portfolio	15
SAM Strategic Growth Portfolio	16
Short-Term Income Account	17
SmallCap Growth Account II	18
SmallCap Value Account I	19
Glossary	20
Financial Statements	23
Notes to Financial Statements	44
Schedules of Investments	62
Financial Highlights (Includes performance information)	132
Report of Independent Registered Public Accounting Firm	144
Shareholder Expense Example	145
Supplemental Information	148

Economic & Financial Market Review

Europe’s sovereign debt issues played a major role in performance results for both international and U.S. equity markets in 2012, especially during the first three quarters of the year. Global markets rallied strongly during the first quarter, driven largely by optimism over efforts initiated in 2011 to resolve the Greek debt crisis. Markets moved higher on the belief the crisis had been averted and potential defaults by other struggling European governments had been avoided. However, global markets reversed course in the second quarter, delivering negative returns as investor optimism turned to worry. Greece’s struggles had continued to grow, spurring renewed fear that debt contagion would spread to Spain and Italy, where bond yields soared as the two countries’ financial systems experienced continued difficulty.

In the third quarter, global equity markets reversed course yet again, rebounding strongly as the European Central Bank (ECB) announced new plans designed to facilitate the bailout of Greece and provide support programs for Spain and Italy. In early September, ECB head Mario Draghi unveiled a bond-buying initiative structured to create liquidity for troubled nations. The announcement of this plan renewed investor optimism that troubled European nations could eventually regain financial stability, and helped spur both U.S. and international equity markets to quarterly returns exceeding 6%. In the U.S., the Federal Reserve’s announcement of its latest round of quantitative easing (QE3) also helped to boost returns.1

Unlike the pattern established during the first three quarters of the year, in the fourth quarter the paths of international and U.S. equity markets diverged significantly. International markets in both developed and emerging countries, which remained optimistic that the ECB’s plans would help Europe’s troubled nations, continued their rally by delivering 6.6% and 5.6% quarterly returns, respectively, despite the fact that significant political and economic pressures remain. The U.S. market, however, barely mustered a positive return (0.3%) as the country became mired in political drama that weighed on returns.

At the start of the 4th quarter, the U.S. was largely preoccupied with the presidential election as the two candidates presented very different strategies for handling the country’s most pressing economic and social issues. As soon as the election had passed, the protracted “fiscal cliff” debate took center stage. The fiscal cliff resulted from Congress’s inability to agree on budgetary priorities back in 2011. The impasse at that time led to a compromise requiring that automatic tax increases kick in if Congress failed to act by December 31, 2012. As that deadline approached, and passed, the resulting uncertainty seemed to paralyze the U.S. market.

Eventually, on January 1, 2013, Congress avoided a potential tax hike-induced recession by passing legislation that made Bush-era tax cuts permanent for households filing with less than $450,000 of income or individuals with less than $400,000, and ended tax cuts for those with higher incomes. The legislation, which contained no budget reductions, also delayed the severe budget cuts that were scheduled to begin January 1. In effect, the bill postponed what is likely to be a very difficult debate over how to achieve meaningful reductions in the federal budget and national debt. It is possible that any eventual agreement on credible reductions would be received very positively by business and the markets.

Two key U.S. economic headwinds — housing and unemployment — improved gradually throughout the year. The housing market showed signs of gaining strength, with home prices up 5.5% in the 12 months ending November 30, 2012, and housing rebounded to the point that it has once again begun contributing to the economy.2 At 7.8%, the unemployment rate ended 2012 modestly better than its 8.5% level one year earlier.3 With a more certain policy environment going forward, businesses may have renewed confidence to expand, which could help push unemployment down at a quicker pace. Also, reconstruction efforts in the aftermath of Hurricane Sandy, which caused devastating damages in New Jersey and New York totaling more than $50 billion, are expected to benefit the job market in 2013.4

Within fixed income, the Federal Open Market Committee (FOMC) made a key communications shift in the fourth quarter, announcing plans to switch from its date-based interest rate guidance to an approach based on target key economic data. Specifically, the FOMC stated it will keep its highly accommodative stance in place so long as unemployment remains above 6.5%, inflation is no more than 2.5%, and long-term inflation expectations remain well-anchored. Also, the FOMC confirmed it will continue bond purchase programs in its efforts to support the economy by keeping interest rates low for corporations and residential homeowners.5

The continued low-rate environment throughout 2012 proved favorable for riskier fixed income asset classes as investors searched for yield. High yield corporate bonds delivered the best performance, returning 15.8% for the year.6 Within the Barclays Aggregate Bond Index, commercial mortgage-backed securities generated the highest duration-adjusted return of 8.4%, followed by U.S. corporate investment-grade bonds, with a 7.3% return. Within investment-grade corporates, financials performed particularly well, reflecting in part the substantial liquidity that was injected into the global monetary system and the improved balance sheets of many of the largest financial institutions.

1 Broad U.S. equity market: Russell 3000 Index; international emerging markets: MSCI Emerging Market Index; international developed markets: MSCI EAFE Index

2 S&P/Case-Shiller Home Price Indices 20-City Composite, data through November 2012; released January 29, 2013

3 U.S. Department of Labor, Bureau of Labor Statistics; bls.gov

4 Content source for portions of this commentary: "On the Other Hand: Economic Insights," 1st-4th quarter 2012 editions, by Bob Baur and the Economic Committee, Principal Global Investors

5 Federal Reserve Bank Federal Open Market Committee statement, released December 12, 2012; federalreserve.gov/newsevents/press/monetary/20121212a.htm

6 Barclays US Corporate High Yield Index

1

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

See glossary on page 20 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

2

Diversified International Account

Sub-Advisor: Principal Global Investors, LLC

Stock selection in the consumer discretionary sector contributed to outperformance, partly driven by an overweight to Volkswagen AG as the firm continued to beat market expectations on revenues. Stock selection in the health care sector also contributed positively; an overweight to Coloplast (manufacturer of medical health care products) proved beneficial as the company expanded its margins, driven by favorable pricing, following the introduction of new products. Stock selection in Spain aided results as well. An underweight to Telefonica SA (integrated telecommunications operator) benefited the portfolio as the company suspended dividends and cut revenue forecasts due to challenging economic conditions and increased competition in Spain. Japanese stock selection detracted, particularly an overweight to Nippon Telegraph & Telephone. An overweight to Shire PLC (London-listed pharmaceutical company that manufactures specialty drugs) detracted as well; the firm underperformed during the period as fears about increasing generic competition, such as the approval of an Adderall generic, weighed on the stock. Additionally, stock selection in Australia negatively impacted performance, especially an underweight to Commonwealth Bank of Australia (CBA) as domestic market trends benefited the more mortgage-skewed lenders such as CBA and Westpac.

3

Equity Income Account

Sub-Advisor: Edge Asset Management, Inc.

Stock selection within the utilities sector aided relative results, as did an underweight to the sector. Also, security selection within the energy sector contributed positively, particularly Marathon Petroleum. An overweight to the consumer discretionary sector, which outperformed the Russell 1000 Index, helped results as well. Security selection within the consumer discretionary sector hindered results as McDonalds and Genuine Parts underperformed. Security selection within the financials sector also detracted; lack of exposure to Bank of America and an underweight to Wells Fargo hindered results. Within the industrials sector, security selection negatively impacted performance as UPS and Norfolk Southern underperformed.

4

Government & High Quality Bond Account

Sub-Advisor: Edge Asset Management, Inc.

An out-of-benchmark allocation to commercial mortgage-backed securities (CMBS) was the largest positive contributor to performance. An out-of-benchmark allocation to both agency and non-agency collateralized mortgage obligations (CMO) also benefited performance due to outpacing the index. Additionally, an allocation to home equity asset-backed securities (ABS), as well as issue selection in the sector, aided performance as well. The portfolio's issue selection in FNMA (Fannie Mae) pass-through securities detracted from performance. An underweight to lower-coupon GNMA (Ginnie Mae) pools negatively impacted results as well. In addition, an underweight to 30-year FNMA securities hurt results.

5

Income Account

Sub-Advisor: Edge Asset Management, Inc.

An overweight to corporate bonds combined with issue selection in the sector was the single largest contributor to positive performance as both investment-grade and high yield corporates were among the best-performing sectors over the period. An underweight to U.S. Treasuries relative to the benchmark also aided performance as Treasuries significantly underperformed the benchmark. Additionally, an overweight to the financial services/banking sector positively impacted results as did issue selection within the sector, with Bank of America leading portfolio performance. Issue selection within China Medical Technologies (health care company) was one of the portfolio's largest detractors. Also, the portfolio's cash position provided a negative contribution for the period. Additionally, lack of exposure to foreign government agencies (which is a 4% position in the index) and municipal bonds detracted from performance as these sectors outperformed the index for the period.

6

LargeCap Blend Account II

Sub-Advisors: ClearBridge Investments, LLC., Principal Management Corporation, and T. Rowe Price Associates, Inc.

Favorable sector positioning contributed positively to results. An overweight to the consumer discretionary sector benefited the portfolio the most as this sector experienced very strong returns during the period. Security selection also positively affected portfolio results, led by selections in the consumer discretionary and utilities sectors. LargeCap Blend Account II benefited from having a higher beta profile than the index during the period (meaning it was positioned to be more positively impacted than the index in upward-trending markets). An underweight to financials, the best-performing sector during the period, negatively impacted the portfolio. Also, security selection within the health care sector was weak, led by an overweight to lackluster Bristol-Myers Squibb. LargeCap Blend Account II's higher exposure to the most volatile stocks in the index (stocks that experienced more price movement than those within the index) hurt performance as the most volatile stocks underperformed.

7

LargeCap Growth Account

Sub-Advisor: Columbus Circle Investors

Discover Financial generated consistent credit and net interest margin improvement, while also signing a significant deal with eBay that leverages the company's network processing capabilities. Visa appreciated due to solid card processing volumes, new business wins and more favorable regulatory and litigation outcomes. The portfolio also benefited from an overweight to salesforce.com as the firm’s quarterly earnings report was positive across key metrics, including billings. Verifone Systems suffered from a moderating organic growth rate and continued threats to its mobile payments dominance, as competitors consistently discussed future electronic wallet initiatives. Also, in terms of amazon.com, the portfolio initially was hurt by lack of exposure to the firm, then later in the year by an underweight position relative to the benchmark. Additionally, Allergan (a leading global specialty pharmaceutical company focused in ophthalmology & dermatology/aesthetics) negatively impacted results; the firm hit a slow patch in 2012 between launching new drugs and indications of new drugs to come.

8

MidCap Blend Account

Sub-Advisor: Principal Global Investors, LLC

Liberty Media contributed positively to the portfolio; the firm's stock was up 49% for the year due to progress in obtaining control over Sirius and from working to realize full value of the Starz spinoff. Discovery Communications (owner of an extensive library of non-fiction content, which it airs domestically on its 13 channels and in over 210 countries on an average of six channels per country) was up 55% for the year due to continued double-digit growth in cash flow. Brookfield Asset Management (global asset manager, owner and operator of real asset-based businesses) also contributed positively to performance, up 36% in 2012. Brookfield continued to grow its operating platform and expand its global capital-raising ability. Gentex (manufacturer of specialty Electrochromic automatic dimming rearview mirrors for the automotive industry) was down 35% for the year due to uncertainty surrounding the U.S. government's timing of the implementation of the Kids And Cars Act. LPL (a leading broker-dealer providing an integrated platform of brokerage and investment advisory services to over 13,000 independent financial advisors) declined 17% since its addition to the portfolio due primarily to economic concerns weighing on client activity, resulting in lower commissions and fees. Nabors (global energy services company specializing in land drilling equipment and related applications) declined 17% over the period as the number of rigs drilling for natural gas decreased throughout 2012 due to low natural gas prices.

9

Principal Capital Appreciation Account

Sub-Advisor: Edge Asset Management, Inc.

Stock selection within the utilities sector, combined with an underweight to the sector, aided relative returns during the period. The portfolio's allocation to the consumer staples sector also benefited performance due to strong stock selection; EBay in particular outpaced the broader sector. The portfolio's largest individual contributor to excess return was Weyerhauser, which benefited from an improved level of economic activity in the housing sector. Stock selection in the energy sector detracted from results as Apache and Occidental Petroleum underperformed due to their natural gas exposure. Within the consumer discretionary sector, security selection hindered performance, with Nike and Nordstroms lagging the broader sector. Additionally, stock selection within the financial sector detracted from results; the portfolio had no exposure to Bank of America, which led the financial sector during the period.

10

Real Estate Securities Account

Sub-Advisor: Principal Real Estate Investors, LLC.

Stock selection within shopping centers was the top contributor to performance for the period. Electing to participate in the initial public offering (IPO) of Retail Properties of America (including adding to the position post-IPO) proved beneficial, as the stock delivered very strong results in the time since its introduction into the portfolio. Also, Simon Property Group, the portfolio's largest single-stock overweight, continued to record strong relative outperformance. This high-quality owner of regional mall properties benefited from a strong balance sheet, stable properties and strong operations within its outlet center portfolio. Additionally, underweighting Vornado Realty added value as the security suffered from its concentrated exposure to the Washington, D.C. office market. Selection of office owners detracted from performance (specifically, SL Green and Boston Properties). Also, underweighting the health care sector detracted as the sector outperformed. Mortgage real estate investment trust (REIT) CYS Investments detracted from performance for the 12-month period as well.

11

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

The portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Security selection within the portfolio's international bond holdings added value as well. Additionally, selection within the portfolio's allocation to mid-cap stocks benefited performance. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period.

12

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

The portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Also, security selections in the portfolio's bond holdings across international bonds, investment-grade corporate bonds and mortgage- and asset-backed securities all contributed positively to performance. The portfolio's strategic and tactical underweight to U.S. bonds benefited performance as well. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period.

13

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selections within the portfolio's mid-cap stock allocation contributed positively to performance, beating their benchmark. Also, the portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Additionally, the portfolio's strategic allocation to international real estate benefited the portfolio as international real estate performed very strongly for the 12-month period. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period.

14

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

The portfolio's strategic allocation and tactical overweight to high yield bonds contributed positively to performance as high yield bonds outperformed other fixed income securities during the period. Also, security selections in the portfolio's bond holdings across international bonds, investment-grade corporate bonds and mortgage- and asset-backed securities all contributed positively to performance. The portfolio's strategic and tactical underweight to U.S. bonds benefited performance as well. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Additionally, the portfolio's strategic exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period. Security selection within the portfolio's international real estate holdings contributed negatively as well.

15

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

Security selection within the portfolio's mid-cap stock allocation contributed positively to performance. Also, the portfolio's strategic allocation to international stocks in emerging markets added value, as international emerging market stocks outperformed U.S. stocks during the period. Additionally, the portfolio's strategic allocation to international real estate benefited the portfolio as international real estate performed very strongly for the 12-month period. Selection within the portfolio's allocation to international value stocks in developed markets was a negative factor for the 12-month period. Security selection within the portfolio's large-cap value allocation also contributed negatively. Additionally, the portfolio's exposure to Master Limited Partnerships (MLPs), though small, was a negative factor as MLPs lagged other equities during the period. Security selection within the portfolio's international real estate holdings contributed negatively as well.

16

Short-Term Income Account

Sub-Advisor: Edge Asset Management, Inc.

Issue selection in corporate bonds was the top contributor to performance, led by selection in the banking and consumer sectors. Additionally, an out-of-benchmark allocation to asset-backed securities (ABS) contributed positively due to strong index-relative performance. Lack of exposure to foreign government agencies (which account for 25% of the index) also aided performance; this sector underperformed the benchmark, fueled by sovereign risk concerns in Europe. An out-of-index allocation to U.S. agencies hindered performance as the sector underperformed the index. Additionally, an overweight to the energy sector detracted due to lagging the overall index. Issue selection in the communications sector negatively impacted results as well.

17

SmallCap Growth Account II

Sub-Advisors: Emerald Advisers, Inc., and Principal Management Corporation

SmallCap Growth Account II experienced very positive security selection during the period, especially within the health care sector where overweights to MWI Veterinary Supply and Medivation drove results. Sector positioning also benefited performance, led by an overweight to the strongly-performing consumer discretionary sector and an underweight to the energy sector, the weakest-performing sector during the year. SmallCap Growth Account II's higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing 12-month period) aided performance as stocks with positive momentum continued to outperform. An overweight to the most volatile stocks in the index negatively impacted performance as the most volatile stocks tended to underperform. Also, SmallCap Growth Account II's lower exposure to riskier securities than the index (in terms of higher debt-to-equity levels) detracted from results as the riskiest securities outperformed during the market appreciation over the period. Additionally, security selection in the consumer discretionary and materials sectors was weak, holding back performance. Within the consumer discretionary sector, an overweight to Body Central Corp, which experienced very negative returns, delivered the weakest results.

18

SmallCap Value Account I

Sub-Advisors: JP Morgan Investment Management, Inc., and Principal Management Corporation

Strong stock selection was very beneficial over the period, with positive results in nine of the 10 sectors. The top performer was the consumer discretionary sector, where an overweight to Conn's was rewarded as the price more than doubled. Favorable sector positioning also contributed positively, led by an underweight to the information technology sector, which failed to advance as much as other sectors during the year. SmallCap Value Account I's higher relative strength profile benefited performance as stocks with positive momentum outperformed. The portfolio’s tilt toward stocks with lower price-to-earnings (P/E) ratios negatively affected performance as stocks with higher P/E ratios tended to outperform. An overweight to the most volatile stocks in the index (stocks that experienced more price movement than the index) also detracted from results as the most volatile stocks tended to underperform. Stock selection was weak in the utilities sector, due in large part to an underweight to GenOn Energy, which nearly doubled in price during the period.

19

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays Credit 1–3 Years Index:

The index is composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

Barclays U.S. Agency Fixed Rate MBS Index:

The index covers the fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mae (FHLMC).

Barclays U.S. Corporate High-Yield Index:

The index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds classified as High Yield.

Capital Market Benchmark:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: SAM Balanced Portfolio: 60% S&P 500 Index and 40% Barclays Aggregate Bond Index; SAM Conservative Balanced Portfolio: 40% S&P 500 Index and 60% Barclays Aggregate Bond Index; SAM Conservative Growth Portfolio: 80% S&P 500 Index and 20% Barclays Aggregate Bond Index; and SAM Flexible Income Portfolio: 25% S&P 500 Index and 75% Barclays Aggregate Bond Index.

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australia, Asia, and the Far East.

Morgan Stanley Capital International (MSCI) Emerging Markets Index: The index measures the stock returns of companies in 27 developing countries.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Aggressive Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 70–90% invested in equities and the remainder invested in fixed income and cash.

Morningstar Conservative Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

20

Glossary

Morningstar Intermediate Government Category:

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between 3.5 and six years (or, if duration is unavailable, average effective maturities between four and 10 years). Consequently, the group’s performance — and its level of volatility — tends to fall between that of the short government and long government bond categories.

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Large Blend Category:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Growth Category:

Some mid-cap growth portfolios invest in stocks of all sizes, thus leading to a mid-cap profile, but others focus on midsize companies. Mid-cap growth portfolios target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Moderate Allocation Category:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Real Estate Category:

Specialty-real estate portfolios invest primarily in real-estate investment trusts (REITs) of various types. REITs are companies that develop and manage real-estate properties. There are several different types of REITs, including apartment, factory-outlet, health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real-estate operating companies. Primary Index: Standard & Poor’s 500 Secondary Index: Wilshire REIT.

Morningstar Short-Term Bond Category:

Short-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of one to 3.5 years (or, if duration is unavailable, average effective maturities of one to four years). These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations.

Morningstar Small Growth Category:

Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

21

Glossary

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Russell 1000® Growth Index:

The index measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index:

The index measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index.

Russell 1000® Value Index:

The index measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index:

The index measures the performance of the 2,000 smallest stocks in the Russell 3000® Index.

Russell 2000® Growth Index:

The index measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index:

The index measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:

The index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:

The index measures the performance of the 800 smallest stocks in the Russell 1000® Index.

S&P 500 Index:

A broad-based index intended to represent the U.S. equity market.

22

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$394,572	$460,310	$413,152
Foreign currency--at cost	$469	$–	$–
Assets
Investment in securities--at value	$465,367	$594,041	$430,578
Foreign currency--at value	469	–	–
Cash	565	4,343	1,583
Receivables:
Dividends and interest	981	2,113	1,739
Fund shares sold	56	1,144	281
Investment securities sold	215	–	–
Total Assets	467,653	601,641	434,181
Liabilities
Accrued management and investment advisory fees	323	246	184
Accrued distribution fees	–	5	–
Accrued custodian fees	63	–	–
Accrued directors' expenses	2	3	2
Accrued other expenses	3	8	5
Payables:
Fund shares redeemed	797	436	675
Investment securities purchased	71	–	–
Total Liabilities	1,259	698	866
Net Assets Applicable to Outstanding Shares	$466,394	$600,943	$433,315

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$558,698	$541,044	$426,574
Accumulated undistributed (overdistributed) net investment income (loss)	10,282	20,680	15,541
Accumulated undistributed (overdistributed) net realized gain (loss)	(173,366)	(94,512)	(26,226)
Net unrealized appreciation (depreciation) of investments	70,795	133,731	17,426
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(15)	–	–
Total Net Assets	$466,394	$600,943	$433,315
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$464,751	$578,099	$432,172
Shares issued and outstanding	36,061	33,953	39,750
Net Asset Value per share	$12.89	$17.03	$10.87
Class 2: Net Assets	$1,643	$22,844	$1,143
Shares issued and outstanding	127	1,350	105
Net Asset Value per share	$12.96	$16.92	$10.88

See accompanying notes.

23

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	Income Account	LargeCap Blend Account II	LargeCap Growth Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$263,790	$130,193	$164,739
Assets
Investment in securities--at value	$289,884	$153,543	$209,272
Cash	3,988	1,403	3,688
Deposits with counterparty	–	400	–
Receivables:
Dividends and interest	3,063	173	124
Expense reimbursement from Manager	–	2	–
Fund shares sold	168	1,276	138
Investment securities sold	–	138	–
Variation margin on futures contracts	–	113	–
Total Assets	297,103	157,048	213,222
Liabilities
Accrued management and investment advisory fees	126	98	121
Accrued distribution fees	1	–	–
Accrued directors' expenses	1	1	1
Accrued other expenses	3	10	4
Payables:
Fund shares redeemed	341	21	78
Investment securities purchased	–	1,850	2,063
Variation margin on futures contracts	–	10	–
Total Liabilities	472	1,990	2,267
Net Assets Applicable to Outstanding Shares	$296,631	$155,058	$210,955

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$263,139	$165,704	$208,385
Accumulated undistributed (overdistributed) net investment income (loss)	12,786	2,278	1,470
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,388)	(36,286)	(43,433)
Net unrealized appreciation (depreciation) of investments	26,094	23,362	44,533
Total Net Assets	$296,631	$155,058	$210,955
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$292,756	$154,221	$210,351
Shares issued and outstanding	26,087	19,802	12,466
Net Asset Value per share	$11.22	$7.79	$16.87
Class 2: Net Assets	$3,875	$837	$604
Shares issued and outstanding	347	107	36
Net Asset Value per share	$11.17	$7.82	$16.82

See accompanying notes.

24

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	MidCap Blend Account	Money Market Account	Principal Capital Appreciation Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$434,153	$305,284	$99,112
Assets
Investment in securities--at value	$574,550	$305,284	$149,458
Cash	53	11	1,195
Receivables:
Dividends and interest	131	13	130
Expense reimbursement from Manager	–	57	–
Fund shares sold	136	856	30
Investment securities sold	631	–	155
Total Assets	575,501	306,221	150,968
Liabilities
Accrued management and investment advisory fees	261	114	80
Accrued distribution fees	3	–	1
Accrued directors' expenses	2	2	1
Accrued other expenses	6	5	6
Payables:
Fund shares redeemed	2,197	944	236
Investment securities purchased	11	–	13
Total Liabilities	2,480	1,065	337
Net Assets Applicable to Outstanding Shares	$573,021	$305,156	$150,631

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$399,364	$305,166	$92,771
Accumulated undistributed (overdistributed) net investment income (loss)	5,526	–	2,348
Accumulated undistributed (overdistributed) net realized gain (loss)	27,734	(10)	5,166
Net unrealized appreciation (depreciation) of investments	140,397	–	50,346
Total Net Assets	$573,021	$305,156	$150,631
Capital Stock (par value: $.01 a share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$560,842	$303,903	$145,393
Shares issued and outstanding	11,881	303,913	6,121
Net Asset Value per share	$47.20	$1.00	$23.75
Class 2: Net Assets	$12,179	$1,253	$5,238
Shares issued and outstanding	259	1,253	222
Net Asset Value per share	$47.06	$1.00	$23.62

See accompanying notes.

25

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	Real Estate Securities Account	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio

Amounts in thousands, except per share amounts
Investment in securities--at cost	$105,224	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$742,007	$176,401
Assets
Investment in securities--at value	$133,484	$ –	$ –
Investment in affiliated Accounts--at value	–	909,007	207,065
Cash	161	–	–
Receivables:
Dividends and interest	462	146	41
Fund shares sold	240	53	19
Investment securities sold	2,286	–	–
Total Assets	136,633	909,206	207,125
Liabilities
Accrued management and investment advisory fees	98	174	40
Accrued distribution fees	–	20	3
Accrued directors' expenses	1	4	1
Accrued other expenses	4	3	2
Payables:
Fund shares redeemed	175	1,417	858
Investment securities purchased	3,029	–	–
Total Liabilities	3,307	1,618	904
Net Assets Applicable to Outstanding Shares	$133,326	$907,588	$206,221

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$114,061	$722,298	$172,091
Accumulated undistributed (overdistributed) net investment income (loss)	1,766	23,326	6,191
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,761)	(5,036)	(2,725)
Net unrealized appreciation (depreciation) of investments	28,260	167,000	30,664
Total Net Assets	$133,326	$907,588	$206,221
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$133,069	$812,380	$190,310
Shares issued and outstanding	8,001	49,747	15,234
Net Asset Value per share	$16.63	$16.33	$12.49
Class 2: Net Assets	$257	$95,208	$15,911
Shares issued and outstanding	15	5,871	1,284
Net Asset Value per share	$16.72	$16.22	$12.39

See accompanying notes.

26

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$186,411	$204,770	$133,011
Assets
Investment in affiliated Accounts--at value	$227,921	$234,814	$162,415
Receivables:
Dividends and interest	13	62	–
Fund shares sold	27	481	69
Total Assets	227,961	235,357	162,484
Liabilities
Accrued management and investment advisory fees	44	45	31
Accrued distribution fees	18	4	15
Accrued directors' expenses	1	1	1
Accrued other expenses	2	2	3
Payables:
Fund shares redeemed	43	10	89
Total Liabilities	108	62	139
Net Assets Applicable to Outstanding Shares	$227,853	$235,295	$162,345

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$194,670	$199,760	$137,224
Accumulated undistributed (overdistributed) net investment income (loss)	4,288	8,081	2,357
Accumulated undistributed (overdistributed) net realized gain (loss)	(12,615)	(2,590)	(6,640)
Net unrealized appreciation (depreciation) of investments	41,510	30,044	29,404
Total Net Assets	$227,853	$235,295	$162,345
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$143,547	$215,628	$90,348
Shares issued and outstanding	8,425	16,120	4,820
Net Asset Value per share	$17.04	$13.38	$18.74
Class 2: Net Assets	$84,306	$19,667	$71,997
Shares issued and outstanding	4,990	1,480	3,869
Net Asset Value per share	$16.89	$13.29	$18.61

See accompanying notes.

27

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

	Short-Term Income Account	SmallCap Growth Account II	SmallCap Value Account I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$253,703	$43,890	$86,177
Assets
Investment in securities--at value	$259,362	$51,446	$101,629
Cash	3,460	692	1,860
Deposits with counterparty	–	200	350
Receivables:
Dividends and interest	1,399	9	162
Expense reimbursement from Manager	2	1	13
Fund shares sold	38	10	9
Investment securities sold	1	17	25
Variation margin on futures contracts	–	55	83
Total Assets	264,262	52,430	104,131
Liabilities
Accrued management and investment advisory fees	108	43	94
Accrued distribution fees	–	1	–
Accrued directors' expenses	1	–	–
Accrued other expenses	5	11	16
Payables:
Fund shares redeemed	450	92	770
Investment securities purchased	–	195	1,907
Variation margin on futures contracts	2	–	–
Total Liabilities	566	342	2,787
Net Assets Applicable to Outstanding Shares	$263,696	$52,088	$101,344

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$273,271	$69,877	$97,134
Accumulated undistributed (overdistributed) net investment income (loss)	4,926	–	1,186
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,184)	(25,401)	(12,548)
Net unrealized appreciation (depreciation) of investments	5,683	7,612	15,572
Total Net Assets	$263,696	$52,088	$101,344
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$262,427	$49,224	$101,259
Shares issued and outstanding	100,508	3,962	6,441
Net Asset Value per share	$2.61	$12.42	$15.72
Class 2: Net Assets	$1,269	$2,864	$85
Shares issued and outstanding	488	234	5
Net Asset Value per share	$2.60	$12.24	$15.67

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$15,378	$24,026	$–
Withholding tax	(1,570)	(536)	–
Interest	3	16	15,611
Total Income	13,811	23,506	15,611
Expenses:
Management and investment advisory fees	3,692	3,010	2,237
Distribution Fees - Class 2	4	61	3
Custodian fees	115	12	6
Directors' expenses	11	15	12
Professional fees	45	6	3
Shareholder meeting expense	13	15	14
Other expenses	3	2	2
Total Expenses	3,883	3,121	2,277
Net Investment Income (Loss)	9,928	20,385	13,334

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	(1,789)	21,892	2,961
Foreign currency transactions	(165)	–	–
Change in unrealized appreciation/depreciation of:
Investments	67,831	35,465	1,044
Translation of assets and liabilities in foreign currencies	24	–	–
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies, and Futures	65,901	57,357	4,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$75,829	$77,742	$17,339

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Income Account	LargeCap Blend Account II	LargeCap Growth Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$3,521	$2,900
Withholding tax	–	(17)	(32)
Interest	14,829	9	14
Total Income	14,829	3,513	2,882
Expenses:
Management and investment advisory fees	1,403	1,217	1,380
Distribution Fees - Class 2	10	2	2
Custodian fees	4	20	4
Directors' expenses	7	6	6
Professional fees	3	3	3
Shareholder meeting expense	4	11	14
Other expenses	1	1	1
Total Gross Expenses	1,432	1,260	1,410
Less: Reimbursement from Manager	–	29	–
Total Net Expenses	1,432	1,231	1,410
Net Investment Income (Loss)	13,397	2,282	1,472

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	885	12,135	17,950
Foreign currency transactions	8	–	–
Futures contracts	–	1,018	–
Change in unrealized appreciation/depreciation of:
Investments	11,184	7,849	11,349
Futures contracts	–	(73)	–
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies, and Futures	12,077	20,929	29,299
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,474	$23,211	$30,771

See accompanying notes.

30

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	MidCap Blend Account	Money Market Account	Principal Capital Appreciation Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$9,053	$–	$3,341
Withholding tax	(71)	–	(21)
Interest	4	832	6
Total Income	8,986	832	3,326
Expenses:
Management and investment advisory fees	3,058	1,370	967
Distribution Fees - Class 2	30	4	13
Custodian fees	12	8	8
Directors' expenses	15	10	5
Professional fees	3	2	3
Shareholder meeting expense	14	12	6
Other expenses	3	2	1
Total Gross Expenses	3,135	1,408	1,003
Less: Reimbursement from Manager - Class 1	–	570	–
Less: Reimbursement from Manager - Class 2	–	3	–
Less: Reimbursement from Distributor - Class 2	–	3	–
Total Net Expenses	3,135	832	1,003
Net Investment Income (Loss)	5,851	–	2,323

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	32,101	–	5,554
Foreign currency transactions	1	–	–
Change in unrealized appreciation/depreciation of:
Investments	62,499	–	11,951
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies, and Futures	94,601	–	17,505
Net Increase (Decrease) in Net Assets Resulting from Operations	$100,452	$–	$19,828

See accompanying notes.

31

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Real Estate Securities Account	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$25,698	$6,718
Dividends	3,119	–	–
Interest	1	–	–
Total Income	3,120	25,698	6,718
Expenses:
Management and investment advisory fees	1,236	2,083	466
Distribution Fees - Class 2	1	240	40
Custodian fees	3	–	–
Directors' expenses	5	24	7
Professional fees	3	3	3
Shareholder meeting expense	12	12	10
Other expenses	1	4	1
Total Expenses	1,261	2,366	527
Net Investment Income (Loss)	1,859	23,332	6,191

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	23,230	–	–
Investment transactions in affiliated Accounts	–	9,691	2,089
Capital gain distribution received from affiliated Accounts	–	3,271	523
Change in unrealized appreciation/depreciation of:
Investments	(2,802)	–	–
Investments in affiliated Accounts	–	71,687	12,551
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies, and Futures	20,428	84,649	15,163
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,287	$107,981	$21,354

See accompanying notes.

32

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$5,031	$8,656	$2,911
Total Income	5,031	8,656	2,911
Expenses:
Management and investment advisory fees	513	505	360
Distribution Fees - Class 2	207	48	174
Directors' expenses	8	7	6
Professional fees	3	3	3
Shareholder meeting expense	10	10	10
Other expenses	1	1	1
Total Expenses	742	574	554
Net Investment Income (Loss)	4,289	8,082	2,357

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	2,296	3,246	1,825
Capital gain distribution received from affiliated Accounts	1,126	355	974
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	21,393	10,209	17,348
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies, and Futures	24,815	13,810	20,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,104	$21,892	$22,504

See accompanying notes.

33

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2012

	Short-Term Income Account	SmallCap Growth Account II	SmallCap Value Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$278	$2,194
Withholding tax	–	–	(2)
Interest	6,172	4	8
Total Income	6,172	282	2,200
Expenses:
Management and investment advisory fees	1,237	535	1,110
Distribution Fees - Class 2	4	7	–
Custodian fees	6	24	35
Directors' expenses	8	4	5
Professional fees	3	3	4
Shareholder meeting expense	11	10	8
Other expenses	1	–	–
Total Gross Expenses	1,270	583	1,162
Less: Reimbursement from Manager	–	11	20
Less: Reimbursement from Manager - Class 1	25	–	141
Total Net Expenses	1,245	572	1,001
Net Investment Income (Loss)	4,927	(290)	1,199

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	2,112	5,148	8,178
Futures contracts	(518)	498	594
Change in unrealized appreciation/depreciation of:
Investments	5,628	2,686	10,012
Futures contracts	127	(49)	27
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign currencies, and Futures	7,349	8,283	18,811
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,276	$7,993	$20,010

See accompanying notes.

34

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified International Account		Equity Income Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$9,928	$10,811	$20,385	$20,473
Net realized gain (loss) on investments, foreign currency transactions, and futures	(1,954)	24,611	21,892	(7,276)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	67,855	(90,050)	35,465	10,685
Net Increase (Decrease) in Net Assets Resulting from Operations	75,829	(54,628)	77,742	23,882

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(9,416)	(914)	(17,730)	(3,229)
Class 2	(28)	(3)	(665)	(134)
Total Dividends and Distributions	(9,444)	(917)	(18,395)	(3,363)

Capital Share Transactions
Shares sold:
Class 1	17,790	18,121	14,649	19,503
Class 2	109	140	760	577
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	146,104
Shares issued in reinvestment of dividends and distributions:
Class 1	9,416	914	17,730	3,229
Class 2	28	3	665	134
Shares redeemed:
Class 1	(57,097)	(67,753)	(135,657)	(102,470)
Class 2	(721)	(407)	(6,415)	(5,782)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,475)	(48,982)	(108,268)	61,295
Total Increase (Decrease)	35,910	(104,527)	(48,921)	81,814

Net Assets
Beginning of period	430,484	535,011	649,864	568,050
End of period (including undistributed net investment income as set forth below)	$466,394	$430,484	$600,943	$649,864
Undistributed (Overdistributed) Net Investment Income (Loss)	$10,282	$9,162	$20,680	$19,947

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,493	1,492	883	1,319
Class 2	9	12	46	38
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	9,044
Shares issued in reinvestment of dividends and distributions:
Class 1	797	71	1,064	208
Class 2	2	–	40	9
Shares redeemed:
Class 1	(4,749)	(5,516)	(8,202)	(6,765)
Class 2	(59)	(32)	(389)	(384)
Net Increase (Decrease)	(2,507)	(3,973)	(6,558)	3,469

See accompanying notes.

35

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Government & High Quality Bond Account		Income Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$13,334	$16,281	$13,397	$12,680
Net realized gain (loss) on investments, foreign currency transactions, and futures	2,961	5,787	893	(838)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	1,044	6,465	11,184	2,520
Net Increase (Decrease) in Net Assets Resulting from Operations	17,339	28,533	25,474	14,362

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(17,788)	(858)	(12,781)	(925)
Class 2	(43)	(2)	(160)	(18)
From net realized gain on investments:
Class 1	–	(500)	–	–
Class 2	–	(1)	–	–
Total Dividends and Distributions	(17,831)	(1,361)	(12,941)	(943)

Capital Share Transactions
Shares sold:
Class 1	31,689	34,145	44,455	17,766
Class 2	80	71	102	442
Shares issued in reinvestment of dividends and distributions:
Class 1	17,788	1,358	12,781	925
Class 2	43	3	160	18
Shares redeemed:
Class 1	(70,679)	(97,789)	(16,746)	(17,027)
Class 2	(193)	(386)	(953)	(1,493)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,272)	(62,598)	39,799	631
Total Increase (Decrease)	(21,764)	(35,426)	52,332	14,050

Net Assets
Beginning of period	455,079	490,505	244,299	230,249
End of period (including undistributed net investment income as set forth below)	$433,315	$455,079	$296,631	$244,299
Undistributed (Overdistributed) Net Investment Income (Loss)	$15,541	$17,777	$12,786	$11,693

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,889	3,233	4,006	1,698
Class 2	7	7	9	43
Shares issued in reinvestment of dividends and distributions:
Class 1	1,655	129	1,178	88
Class 2	4	–	15	2
Shares redeemed:
Class 1	(6,430)	(9,232)	(1,501)	(1,628)
Class 2	(17)	(37)	(86)	(145)
Net Increase (Decrease)	(1,892)	(5,900)	3,621	58

See accompanying notes.

36

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$2,282	$2,076	$1,472	$604
Net realized gain (loss) on investments, foreign currency transactions, and futures	13,153	10,005	17,950	11,065
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	7,776	(11,679)	11,349	(19,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,211	402	30,771	(8,289)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,084)	(52)	(594)	–
Class 2	(8)	–	–	–
Total Dividends and Distributions	(2,092)	(52)	(594)	–

Capital Share Transactions
Shares sold:
Class 1	4,251	7,029	28,264	13,352
Class 2	49	46	79	51
Shares issued in reinvestment of dividends and distributions:
Class 1	2,084	52	594	–
Class 2	8	–	–	–
Shares redeemed:
Class 1	(34,332)	(28,282)	(30,153)	(30,646)
Class 2	(60)	(153)	(126)	(153)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,000)	(21,308)	(1,342)	(17,396)
Total Increase (Decrease)	(6,881)	(20,958)	28,835	(25,685)

Net Assets
Beginning of period	161,939	182,897	182,120	207,805
End of period (including undistributed net investment income as set forth below)	$155,058	$161,939	$210,955	$182,120
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,278	$2,088	$1,470	$604

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	561	1,071	1,738	884
Class 2	6	7	5	3
Shares issued in reinvestment of dividends and distributions:
Class 1	273	7	36	–
Class 2	1	–	–	–
Shares redeemed:
Class 1	(4,551)	(4,078)	(1,847)	(2,041)
Class 2	(8)	(22)	(8)	(10)
Net Increase (Decrease)	(3,718)	(3,015)	(76)	(1,164)

See accompanying notes.

37

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	MidCap Blend Account		Money Market Account
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$5,851	$3,154	$–	$–
Net realized gain (loss) on investments, foreign currency transactions, and futures	32,102	51,104	–	1
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	62,499	(8,494)	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	100,452	45,764	–	1

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,842)	–	–	–
Class 2	(75)	–	–	–
From net realized gain on investments:
Class 1	(8,761)	(6,507)	–	–
Class 2	(189)	(135)	–	–
Total Dividends and Distributions	(13,867)	(6,642)	–	–

Capital Share Transactions
Shares sold:
Class 1	21,511	25,578	152,027	202,719
Class 2	442	507	1,016	866
Shares issued in reinvestment of dividends and distributions:
Class 1	13,603	6,507	–	–
Class 2	264	135	–	–
Shares redeemed:
Class 1	(90,307)	(90,792)	(170,968)	(194,852)
Class 2	(1,558)	(1,492)	(1,540)	(1,567)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(56,045)	(59,557)	(19,465)	7,166
Total Increase (Decrease)	30,540	(20,435)	(19,465)	7,167

Net Assets
Beginning of period	542,481	562,916	324,621	317,454
End of period (including undistributed net investment income as set forth below)	$573,021	$542,481	$305,156	$324,621
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,526	$665	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	486	651	152,027	202,719
Class 2	10	13	1,016	866
Shares issued in reinvestment of dividends and distributions:
Class 1	308	157	–	–
Class 2	6	3	–	–
Shares redeemed:
Class 1	(2,026)	(2,274)	(170,968)	(194,852)
Class 2	(35)	(38)	(1,540)	(1,567)
Net Increase (Decrease)	(1,251)	(1,488)	(19,465)	7,166

See accompanying notes.

38

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal Capital Appreciation Account		Real Estate Securities Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$2,323	$1,686	$1,859	$1,011
Net realized gain (loss) on investments, foreign currency transactions, and futures	5,554	1,909	23,230	7,526
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	11,951	(3,473)	(2,802)	3,807
Net Increase (Decrease) in Net Assets Resulting from Operations	19,828	122	22,287	12,344

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,699)	–	(1,865)	–
Class 2	(43)	–	(3)	–
From net realized gain on investments:
Class 1	(1,796)	(999)	–	–
Class 2	(62)	(42)	–	–
Total Dividends and Distributions	(3,600)	(1,041)	(1,868)	–

Capital Share Transactions
Shares sold:
Class 1	3,016	7,524	19,766	14,999
Class 2	310	303	5	20
Shares issued in reinvestment of dividends and distributions:
Class 1	3,495	999	1,865	–
Class 2	105	42	3	–
Shares redeemed:
Class 1	(19,584)	(16,437)	(49,256)	(27,916)
Class 2	(1,239)	(1,626)	(79)	(208)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,897)	(9,195)	(27,696)	(13,105)
Total Increase (Decrease)	2,331	(10,114)	(7,277)	(761)

Net Assets
Beginning of period	148,300	158,414	140,603	141,364
End of period (including undistributed net investment income as set forth below)	$150,631	$148,300	$133,326	$140,603
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,348	$1,768	$1,766	$1,760

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	131	344	1,247	1,080
Class 2	13	14	–	2
Shares issued in reinvestment of dividends and distributions:
Class 1	153	46	114	–
Class 2	5	2	–	–
Shares redeemed:
Class 1	(849)	(764)	(3,109)	(2,002)
Class 2	(54)	(77)	(5)	(15)
Net Increase (Decrease)	(601)	(435)	(1,753)	(935)

See accompanying notes.

39

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Balanced Portfolio		SAM Conservative Balanced Portfolio
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$23,332	$5,981	$6,191	$1,643
Net realized gain (loss) on investments, foreign currency transactions, and futures	12,962	16,828	2,612	3,047
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	71,687	(13,726)	12,551	(329)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,981	9,083	21,354	4,361

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,577)	(22,735)	(1,552)	(5,769)
Class 2	(403)	(2,564)	(90)	(458)
From net realized gain on investments:
Class 1	(9,699)	–	(2,377)	(1,696)
Class 2	(1,140)	–	(196)	(146)
Total Dividends and Distributions	(16,819)	(25,299)	(4,215)	(8,069)

Capital Share Transactions
Shares sold:
Class 1	21,904	39,051	22,781	26,478
Class 2	5,063	5,013	1,545	2,010
Shares issued in reinvestment of dividends and distributions:
Class 1	15,276	22,735	3,929	7,465
Class 2	1,543	2,564	286	604
Shares redeemed:
Class 1	(88,160)	(93,672)	(29,655)	(31,300)
Class 2	(15,560)	(18,477)	(2,745)	(2,618)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(59,934)	(42,786)	(3,859)	2,639
Total Increase (Decrease)	31,228	(59,002)	13,280	(1,069)

Net Assets
Beginning of period	876,360	935,362	192,941	194,010
End of period (including undistributed net investment income as set forth below)	$907,588	$876,360	$206,221	$192,941
Undistributed (Overdistributed) Net Investment Income (Loss)	$23,326	$5,974	$6,191	$1,642

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,393	2,596	1,875	2,285
Class 2	323	337	129	176
Shares issued in reinvestment of dividends and distributions:
Class 1	969	1,495	325	641
Class 2	99	169	24	52
Shares redeemed:
Class 1	(5,582)	(6,272)	(2,440)	(2,708)
Class 2	(997)	(1,239)	(228)	(228)
Net Increase (Decrease)	(3,795)	(2,914)	(315)	218

See accompanying notes.

40

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Conservative Growth Portfolio		SAM Flexible Income Portfolio
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$4,289	$796	$8,082	$2,458
Net realized gain (loss) on investments, foreign currency transactions, and futures	3,422	5,584	3,601	3,999
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	21,393	(7,324)	10,209	277
Net Increase (Decrease) in Net Assets Resulting from Operations	29,104	(944)	21,892	6,734

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(629)	(2,839)	(2,288)	(7,222)
Class 2	(167)	(1,507)	(171)	(705)
From net realized gain on investments:
Class 1	–	–	(3,038)	(235)
Class 2	–	–	(292)	(25)
Total Dividends and Distributions	(796)	(4,346)	(5,789)	(8,187)

Capital Share Transactions
Shares sold:
Class 1	18,266	22,322	30,102	35,995
Class 2	5,772	7,515	2,080	1,435
Shares issued in reinvestment of dividends and distributions:
Class 1	629	2,839	5,326	7,457
Class 2	167	1,507	463	730
Shares redeemed:
Class 1	(25,590)	(29,573)	(21,947)	(38,416)
Class 2	(10,333)	(13,834)	(2,672)	(3,819)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,089)	(9,224)	13,352	3,382
Total Increase (Decrease)	17,219	(14,514)	29,455	1,929

Net Assets
Beginning of period	210,634	225,148	205,840	203,911
End of period (including undistributed net investment income as set forth below)	$227,853	$210,634	$235,295	$205,840
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,288	$795	$8,081	$2,458

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,127	1,453	2,299	2,875
Class 2	359	500	160	117
Shares issued in reinvestment of dividends and distributions:
Class 1	38	181	410	597
Class 2	10	97	36	59
Shares redeemed:
Class 1	(1,569)	(1,935)	(1,681)	(3,087)
Class 2	(641)	(911)	(206)	(309)
Net Increase (Decrease)	(676)	(615)	1,018	252

See accompanying notes.

41

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Strategic Growth Portfolio		Short-Term Income Account
Amounts in thousands
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$2,357	$206	$4,927	$5,464
Net realized gain (loss) on investments, foreign currency transactions, and futures	2,799	3,294	1,594	477
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	17,348	(6,554)	5,755	(3,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,504	(3,054)	12,276	2,694

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(206)	(1,288)	(5,475)	(343)
Class 2	–	(906)	(23)	(3)
From net realized gain on investments:
Class 1	–	–	–	(35)
Total Dividends and Distributions	(206)	(2,194)	(5,498)	(381)

Capital Share Transactions
Shares sold:
Class 1	14,194	19,329	57,951	63,495
Class 2	5,804	6,476	70	1,192
Shares issued in reinvestment of dividends and distributions:
Class 1	206	1,288	5,475	378
Class 2	–	906	23	3
Shares redeemed:
Class 1	(20,293)	(15,874)	(36,086)	(62,161)
Class 2	(8,509)	(9,802)	(382)	(1,598)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,598)	2,323	27,051	1,309
Total Increase (Decrease)	13,700	(2,925)	33,829	3,622

Net Assets
Beginning of period	148,645	151,570	229,867	226,245
End of period (including undistributed net investment income as set forth below)	$162,345	$148,645	$263,696	$229,867
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,357	$206	$4,926	$5,496

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	798	1,152	22,399	24,949
Class 2	331	389	27	472
Shares issued in reinvestment of dividends and distributions:
Class 1	12	75	2,130	148
Class 2	–	53	9	1
Shares redeemed:
Class 1	(1,138)	(945)	(13,923)	(24,527)
Class 2	(481)	(598)	(147)	(632)
Net Increase (Decrease)	(478)	126	10,495	411

See accompanying notes.

42

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations
Net investment income (loss)	$(290)	$(431)	$1,199	$743
Net realized gain (loss) on investments, foreign currency transactions, and futures	5,646	7,485	8,772	11,357
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	2,637	(9,361)	10,039	(15,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,993	(2,307)	20,010	(3,163)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(815)	(46)
Class 2	–	–	(1)	–
Total Dividends and Distributions	–	–	(816)	(46)

Capital Share Transactions
Shares sold:
Class 1	3,478	5,044	3,560	8,362
Class 2	105	172	–	57
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	815	46
Class 2	–	–	1	–
Shares redeemed:
Class 1	(9,423)	(12,117)	(22,614)	(19,022)
Class 2	(314)	(414)	(27)	(132)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,154)	(7,315)	(18,265)	(10,689)
Total Increase (Decrease)	1,839	(9,622)	929	(13,898)

Net Assets
Beginning of period	50,249	59,871	100,415	114,313
End of period (including undistributed net investment income as set forth below)	$52,088	$50,249	$101,344	$100,415
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$1,186	$819

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	287	448	247	675
Class 2	8	16	–	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	56	3
Shares redeemed:
Class 1	(782)	(1,079)	(1,565)	(1,415)
Class 2	(26)	(37)	(2)	(9)
Net Increase (Decrease)	(513)	(652)	(1,264)	(742)

See accompanying notes.

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 29, 2011, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account III pursuant to a plan of acquisition approved by shareholders on February 28, 2011. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 14,065,000 shares from LargeCap Value Account III for 9,044,000 shares valued at $146,104,000 of Equity Income Account at an approximate exchange rate of .643 for Class 1 shares. The investment securities of LargeCap Value Account III, with a fair value of approximately $140,797,000 at April 29, 2011 were the primary assets acquired by Equity Income Account. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value. The aggregate net assets of LargeCap Value Account III and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $146,104,000 and $592,431,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $738,535,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the fiscal year for Equity Income Account, Equity Income Account’s pro forma results of operations for the year ended December 31, 2011, would have been $21,789,000 of net investment income, $21,997,000 of net realized and unrealized gain on investments, and $43,786,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account III that have been included in the Equity Income Account’s statement of operations since April 29, 2011.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Euro	18.1%
British Pound	16.4
Japanese Yen	14.4
Canadian Dollar	8.0
Hong Kong Dollar	6.2
Australian Dollar	5.2

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2012, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

46

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

2. Significant Accounting Policies (Continued)

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At December 31, 2012, Diversified International Account had no foreign tax refund receivable and no deferred tax liability relating to foreign securities.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended December 31, 2012, LargeCap Blend Account II, MidCap Blend Account, and Real Estate Securities Account each borrowed from the Facility. Diversified International Account, Equity Income Account, and LargeCap Blend Account II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended December 31, 2012, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, LargeCap Blend Account II, MidCap Blend Account, Principal Capital Appreciation Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

3. Operating Policies (Continued)

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives December 31, 2012		Liability Derivatives December 31, 2012
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 12* Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 24* Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 56* Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 120* Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$1,018	$(73)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$(518)	$127
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$498	$(49)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$594	$27
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of the account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the year ended December 31, 2012.

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data.. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair Value
Fund	Asset Type	at 12/31/12	Valuation Technique	Unobservable input	Input Value(s)
Government & High
Quality Bond Account	Bonds	5,135	Third Party Vendor	Broker Quote	86.00 - 102.38
Short-Term Income
Account	Bonds	3,388	Third Party Vendor	Broker Quote	100.56 - 103.01
	Bonds	—	Benchmark Pricing	Base Price	—
		3,388

51

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

4. Fair Value (Continued)

The fair values of these investments are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred from Level 1 to Level 2 as of December 31, 2012 because of the use of “fair value” pricing for international securities.

Fund	Amount transferred
Diversified International Account	$218,741,319

The following is a summary of the inputs used as of December 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials		$14,656	$34,022	$—	$48,678
Communications		3,825	23,362	—	27,187
Consumer, Cyclical		4,575	55,881	—	60,456
Consumer, Non-cyclical		5,978	65,998	—	71,976
Diversified		848	1,715	—	2,563
Energy		15,861	30,026	—	45,887
Financial		13,679	100,673	—	114,352
Industrial		6,765	43,893	—	50,658
Technology		—	23,836	—	23,836
Utilities		529	9,298	—	9,827
Preferred Stocks
Basic Materials		—	2,521	—	2,521
Consumer, Cyclical		—	4,102	—	4,102
Financial		—	2,251	—	2,251
Repurchase Agreements		—	1,073	—	1,073
	Total investments in securities $	66,716	$398,651	$—	$465,367

52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Equity Income Account
Common Stocks*		$585,058	$—	$—	$585,058
Repurchase Agreements		—	8,983	—	8,983
	Total investments in securities $	585,058	$8,983	$—	$594,041

Government & High Quality Bond Account
Bonds		$—	$128,884	$5,135	$134,019
Repurchase Agreements		—	3,310	—	3,310
U.S. Government & Government Agency Obligations		—	293,249	—	293,249
	Total investments in securities $	—	$425,443	$5,135	$430,578

Income Account
Bonds		$—	$199,376	$1,774	$201,150
Common Stocks*		—	—	—	—
Convertible Bonds		—	892	—	892
Repurchase Agreements		—	7,682	—	7,682
Senior Floating Rate Interests		—	2,899	—	2,899
U.S. Government & Government Agency Obligations		—	77,261	—	77,261
	Total investments in securities $	—	$288,110	$1,774	$289,884

LargeCap Blend Account II
Common Stocks*		$150,653	$—	$—	$150,653
Repurchase Agreements		—	2,890	—	2,890
	Total investments in securities $	150,653	$2,890	$—	$153,543
Assets
Equity Contracts**
Futures		$12	$—	$—	$12

LargeCap Growth Account
Common Stocks*		$201,457	$—	$—	$201,457
Repurchase Agreements		—	7,815	—	7,815
	Total investments in securities $	201,457	$7,815	$—	$209,272

MidCap Blend Account
Common Stocks
Basic Materials		$19,785	$—	$—	$19,785
Communications		115,191	—	—	115,191
Consumer, Cyclical		79,499	—	—	79,499
Consumer, Non-cyclical		88,071	3,263	—	91,334
Diversified		9,186	—	—	9,186
Energy		45,135	—	—	45,135
Financial		151,005	—	—	151,005
Industrial		30,152	—	—	30,152
Technology		23,634	—	—	23,634
Utilities		9,629	—	—	9,629
	Total investments in securities $	571,287	$3,263	$—	$574,550

53

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Money Market Account
Bonds		$—	$25,600	$—	$25,600
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	216,359	—	216,359
Investment Companies		14,440	—	—	14,440
Municipal Bonds		—	28,485	—	28,485
Repurchase Agreements		—	19,000	—	19,000
	Total investments in securities $	14,440	$290,844	$—	$305,284

Principal Capital Appreciation Account
Common Stocks*		$146,955	$—	$—	$146,955

Repurchase Agreements		—	2,503	—	2,503
	Total investments in securities $	146,955	$2,503	$—	$149,458

Real Estate Securities Account
Common Stocks*		$133,164	$—	$—	$133,164
Repurchase Agreements		—	320	—	320
	Total investments in securities $	133,164	$320	$—	$133,484

SAM Balanced Portfolio
Investment Companies		$909,007	$—	$—	$909,007
	Total investments in securities $	909,007	$—	$—	$909,007

SAM Conservative Balanced Portfolio
Investment Companies		$207,065	$—	$—	$207,065
	Total investments in securities $	207,065	$—	$—	$207,065

SAM Conservative Growth Portfolio
Investment Companies		$227,921	$—	$—	$227,921
	Total investments in securities $	227,921	$—	$—	$227,921

SAM Flexible Income Portfolio
Investment Companies		$234,814	$—	$—	$234,814
	Total investments in securities $	234,814	$—	$—	$234,814

SAM Strategic Growth Portfolio
Investment Companies		$162,415	$—	$—	$162,415
	Total investments in securities $	162,415	$—	$—	$162,415

Short-Term Income Account
Bonds		$—	$247,536	$3,388	$250,924
Repurchase Agreements		—	7,268	—	7,268
U.S. Government & Government Agency Obligations		—	1,170	—	1,170
	Total investments in securities $	—	$255,974	$3,388	$259,362
Assets
Interest Rate Contracts**
Futures		$24	$—	$—	$24

54

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Growth Account II
Common Stocks*		$50,134	$—	$—	$50,134
Repurchase Agreements		—	1,312	—	1,312
	Total investments in securities $	50,134	$1,312	$—	$51,446
Assets
Equity Contracts**
Futures		$56	$—	$—	$56

SmallCap Value Account I
Common Stocks*		$97,937	$—	$—	$97,937
Repurchase Agreements		—	3,692	—	3,692
	Total investments in securities $	97,937	$3,692	$—	$101,629
Assets
Equity Contracts**
Futures		$120	$—	$—	$120

*For additional detail regarding sector classifications, please see the Schedules of Investments **Futures are valued at the unrealized appreciation (depreciation) of the instrument

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

				Accrued
				Discounts/
				Premiums								Net Change in Unrealized
	Value		Realized	and Change		Proceeds	Transfers		Transfers	Value		Appreciation/(Depreciation)
	December		Gain/	in Unrealized		from	into Level		Out of	December		on Investments Held at
Fund	31, 2011		(Loss)	Gain/(Loss)	Purchases	Sales		3*	Level 3**	31, 2012		December 31, 2012

Government & High Quality Bond Account
Bonds		$3,323	$—	$94	$—	$—		$2,022	$(304	) $	5,135	$88
	Total $	3,323	$—	$94	$—	$—		$2,022	$(304	) $	5,135	$88

Short-Term Income Account
Bonds		$—	$—	$30	$3,485	$(127	) $	—	—		$3,388	$30
	Total $	—	$—	$30	$3,485	$(127	) $	—	$—		$3,388	$30

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted.

2. Securities that have certain restrictions on trading. 3. Instances where a security is illiquid.

4. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes.

2. Securities where trading restrictions have expired. 3. Instances where a security is no longer illiquid.

4. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

55

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

				Net Assets of Accounts (in millions)

	First $100		Next $100	Next $100		Next $100	Over $400
Equity Income Account		.60%	.55%		.50%	.45%	.40%
MidCap Blend Account		.65	.60		.55	.50	.45
Money Market Account		.50	.45		.40	.35	.30
Real Estate Securities Account		.90	.85		.80	.75	.70
SmallCap Growth Account II		1.00	.95		.90	.85	.80
SmallCap Value Account I		1.10	1.05	1.00		.95	.90

				Net Assets of Accounts (in millions)

	First $250		Next $250	Next $250		Next $250	Over $1,000
Diversified International Account		.85%	.80%		.75%	.70%	.65%
LargeCap Blend Account II		.75	.70		.65	.60	.55

	Net Assets of Account
	(in millions)

	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account
	(in millions)
	First	Over
	$500		$500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account (in millions)
	First	Next	Next $ 1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2		Over $ 2
	billion		billion
Government & High Quality Bond Account	.50%		.45%
Income Account	.50		.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2013. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Value Account I	.020

In addition, the Manager has contractually agreed to limit the management and investment advisory fees for SmallCap Growth Account II. The expense limit will reduce the accounts management and investment advisory fees by .080% through the period ended April 30, 2014.

56

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2012 through December 31, 2012
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2013

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2013.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At December 31, 2012, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Diversified International Account	23,937	SAM Balanced Portfolio	44,797
Equity Income Account	18,427	SAM Conservative Balanced Portfolio	14,570
Government & High Quality Bond Account	22,054	SAM Conservative Growth Portfolio	5,820
LargeCap Blend Account II	18,695	SAM Flexible Income Portfolio	15,001
LargeCap Growth Account	4,317	SAM Strategic Growth Portfolio	4,049
MidCap Blend Account	10,657	Short-Term Income Account	71,812
Money Market Account	300,313	SmallCap Growth Account II	3,683
Principal Capital Appreciation Account	481	SmallCap Value Account I	6,427
Real Estate Securities Account	7,940

6. Investment Transactions

For the year ended December 31, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$336,149	$364,435	SAM Balanced Portfolio	$82,874	$131,723
Equity Income Account	128,009	233,962	SAM Conservative Balanced Portfolio	31,943	32,439
Government & High Quality Bond Account	166,280	182,452	SAM Conservative Growth Portfolio	28,037	34,534
Income Account	77,865	39,030	SAM Flexible Income Portfolio	40,629	25,868
LargeCap Blend Account II	80,355	106,958	SAM Strategic Growth Portfolio	21,832	27,210
LargeCap Growth Account	121,288	124,550	Short-Term Income Account	169,980	143,749
MidCap Blend Account	121,435	179,475	SmallCap Growth Account II	39,357	42,703
Principal Capital Appreciation Account	9,343	23,844	SmallCap Value Account I	41,460	58,019
Real Estate Securities Account	61,103	87,026

57

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

6. Investment Transactions (Continued)

For the year ended December 31, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$16,725	$25,300
Income Account	—	43
Short-Term Income Account	275	358

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2012 and December 31, 2011 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*
	2012	2011		2012	2011
Diversified International Account	$9,444	$917	$	— $	—
Equity Income Account	18,395	3,363		—	—
Government & High Quality Bond Account	17,831	864		—	497
Income Account	12,941	943		—	—
LargeCap Blend Account II	2,092	52		—	—
LargeCap Growth Account	594	—		—	—
MidCap Blend Account	4,917	—		8,950	6,642
Principal Capital Appreciation Account	2,759	128		841	913
Real Estate Securities Account	1,868	—		—	—
SAM Balanced Portfolio	5,980	25,299		10,839	—
SAM Conservative Balanced Portfolio	2,453	6,782		1,762	1,287
SAM Conservative Growth Portfolio	796	4,346		—	—
SAM Flexible Income Portfolio	3,005	7,927		2,784	260
SAM Strategic Growth Portfolio	206	2,194		—	—
Short-Term Income Account	5,498	346		—	35
SmallCap Value Account I	816	46		—	—

*The accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

58

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2012, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Diversified International Account	$12,246	$—
Equity Income Account	19,460	—
Government & High Quality Bond Account	15,579	—
Income Account	14,140	—
LargeCap Blend Account II	2,278	—
LargeCap Growth Account	1,471	—
MidCap Blend Account	11,747	26,630
Principal Capital Appreciation Account	2,407	5,430
Real Estate Securities Account	1,767	—
SAM Balanced Portfolio	23,777	11,172
SAM Conservative Balanced Portfolio	6,346	2,087
SAM Conservative Growth Portfolio	4,288	—
SAM Flexible Income Portfolio	8,200	2,947
SAM Strategic Growth Portfolio	2,357	—
Short-Term Income Account	4,926	—
SmallCap Value Account I	1,274	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2012, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2012, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:					No Expiration
							Short-	Long-
		2014	2015	2016	2017	2018	Term	Term	Total
Diversified International Account	$	— $	—	$69,551	$99,463	$—	$2,826	$—	$171,840
Equity Income Account		—	—	27,201	62,984	—	—	—	90,185
Government & High Quality Bond Account		253	436	21,130	4,321	—	—	—	26,140
Income Account		—	—	—	2,836	1,584	232	735	5,387
LargeCap Blend Account II		—	—	—	30,706	—	—	—	30,706
LargeCap Growth Account		—	—	—	43,353	—	—	—	43,353
Money Market Account		—	—	6	4	—	—	—	10
Real Estate Securities Account		—	—	—	9,949	—	—	—	9,949
SAM Conservative Growth Portfolio		—	—	—	1,137	3,484	—	—	4,621
SAM Strategic Growth Portfolio		—	—	—	—	632	—	—	632
Short-Term Income Account		—	913	10,846	8,298	—	—	—	20,057
SmallCap Growth Account II		—	—	4,056	21,143	—	—	—	25,199
SmallCap Value Account I		—	—	—	10,316	—	—	—	10,316

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

59

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

As of December 31, 2012, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Equity Income Account	$24,362
Government & High Quality Bond Account	691
Income Account	257
LargeCap Blend Account II	11,453
LargeCap Growth Account	17,897
Real Estate Securities Account	20,651
SAM Conservative Growth Portfolio	2,920
SAM Strategic Growth Portfolio	2,613
Short-Term Income Account	1,635
SmallCap Growth Account II	5,351
SmallCap Value Account I	8,125

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2012, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified International Account	$636	$(636)	$—
Equity Income Account	(1,257)	1,465	(208)
Government & High Quality Bond Account	2,261	(2,261)	—
Income Account	637	(637)	—
LargeCap Growth Account	(12)	12	—
MidCap Blend Account	3,927	(3,927)	—
Principal Capital Appreciation Account	(1)	1	—
Real Estate Securities Account	15	(15)	—
Short-Term Income Account	1	(1)	—
SmallCap Growth Account II	290	—	(290)
SmallCap Value Account I	(16)	16	—

60

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes
Diversified International Account	$73,952	$(6,648)	$67,304	$398,063
Equity Income Account	140,481	(9,856)	130,625	463,416
Government & High Quality Bond Account	19,292	(1,904)	17,388	413,190
Income Account	26,601	(1,624)	24,977	264,907
LargeCap Blend Account II	20,649	(2,868)	17,781	135,762
LargeCap Growth Account	46,557	(2,104)	44,453	164,819
MidCap Blend Account	146,523	(11,245)	135,278	439,272
Money Market Account	—	—	—	305,284
Principal Capital Appreciation Account	52,737	(2,715)	50,022	99,436
Real Estate Securities Account	28,028	(580)	27,448	106,036
SAM Balanced Portfolio	152,279	(1,938)	150,341	758,666
SAM Conservative Balanced Portfolio	25,764	(67)	25,697	181,368
SAM Conservative Growth Portfolio	35,384	(1,869)	33,515	194,406
SAM Flexible Income Portfolio	24,457	(71)	24,386	210,428
SAM Strategic Growth Portfolio	25,035	(1,638)	23,397	139,018
Short-Term Income Account	6,049	(390)	5,659	253,703
SmallCap Growth Account II	9,967	(2,556)	7,411	44,035
SmallCap Value Account I	17,417	(4,165)	13,252	88,377

8. Subsequent Events.

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

61

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS - 97.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Banks (continued)
Teleperformance SA	4,092	$149		Sberbank of Russia	419,518		$1,308
				Shinsei Bank Ltd	418,000		837
				Skandinaviska Enskilda Banken AB	297,405		2,544
Aerospace & Defense - 0.63%				Standard Chartered PLC	163,093		4,221
BAE Systems PLC	246,447	1,370		Sumitomo Mitsui Financial Group Inc	122,700		4,459
MTU Aero Engines Holding AG	17,503	1,589		Svenska Handelsbanken AB	63,741		2,292
		$2,959		Swedbank AB	136,895		2,689
Agriculture - 2.09%				Turkiye Halk Bankasi AS	87,160		859
British American Tobacco PLC	79,709	4,052		Yes Bank Ltd	119,640		1,019
Bunge Ltd	7,133	519					$62,621
Genus PLC	4,716	107
Imperial Tobacco Group PLC	63,681	2,469		Beverages - 1.51%
				Anheuser-Busch InBev NV	43,517		3,790
ITC Ltd	90,841	478		Cia de Bebidas das Americas ADR	38,614		1,621
Japan Tobacco Inc	74,500	2,105		Fomento Economico Mexicano SAB de CV	12,893		1,298
		$9,730		ADR
Airlines - 0.69%				Tata Global Beverages Ltd	111,199		327
Air China Ltd	1,000,000	856					$7,036
easyJet PLC	120,064	1,510
Turk Hava Yollari Anonium Ortakligi (a)	246,348	869		Biotechnology - 0.42%
				CSL Ltd	32,777		1,850
		$3,235		Morphosys AG (a)	2,678		104
Automobile Manufacturers - 3.77%							$1,954
Daihatsu Motor Co Ltd	75,000	1,494
Geely Automobile Holdings Ltd	1,375,000	664		Building Materials - 0.77%
Great Wall Motor Co Ltd	462,000	1,486		Asahi Glass Co Ltd	103,000		752
Hyundai Motor Co (a)	5,455	1,125		China National Building Material Co Ltd	452,000		679
Kia Motors Corp (a)	16,986	903		Lafarge SA	27,479		1,775
Peugeot SA (a)	47,690	348		Sanwa Holdings Corp	44,000		194
Renault SA	35,584	1,932		Sumitomo Osaka Cement Co Ltd	58,000		211
Suzuki Motor Corp	85,200	2,230					$3,611
Tata Motors Ltd	209,608	1,205		Chemicals - 3.79%
Toyota Motor Corp	106,800	4,987		Agrium Inc	30,400		3,030
Volvo AB - B Shares	87,596	1,208		Aica Kogyo Co Ltd	11,200		181
		$17,582		BASF SE	51,422		4,829
				Brenntag AG	11,725		1,539
Automobile Parts & Equipment - 1.45%				Elementis PLC	29,958		114
Cie Generale des Etablissements Michelin	25,586	2,452		Filtrona PLC	11,047		99
Continental AG	24,047	2,780
Hyundai Mobis (a)	1,852	502		Koninklijke DSM NV	27,365		1,668
				Mexichem SAB de CV	118,788		660
JTEKT Corp	39,900	380		Nippon Soda Co Ltd	34,000		157
Minth Group Ltd	84,000	98
Plastic Omnium SA	4,209	128		Sasol Ltd	13,722		592
Showa Corp	17,198	171		Sociedad Quimica y Minera de Chile SA ADR	9,514		548
Sungwoo Hitech Co Ltd (a)	9,317	103		Solvay SA	9,147		1,331
Valeo SA	2,760	139		Tosoh Corp	143,000		344
				Yara International ASA	51,858		2,586
		$6,753					$17,678
Banks - 13.43%
Australia & New Zealand Banking Group Ltd	126,601	3,334		Coal - 0.15%
Banca Generali SpA	11,201	192		China Coal Energy Co Ltd	608,000		676
Banco Popular Espanol SA	457,737	358
Bank of China Ltd	3,933,200	1,781		Commercial Services - 0.23%
Bank of Yokohama Ltd/The	290,000	1,348		CCR SA	70,100		666
Barclays PLC	252,336	1,096		Sohgo Security Services Co Ltd	8,600		107
China Construction Bank Corp	1,443,535	1,180		Stantec Inc	2,500		100
Credicorp Ltd	4,087	599		Valid Solucoes e Servicos de Seguranca em	8,572		190
Credit Suisse Group AG (a)	20,432	499		Meios de Pagamento e Identificacao S.A
DBS Group Holdings Ltd	263,000	3,229					$1,063
Deutsche Bank AG	40,401	1,757
DNB ASA	111,915	1,430		Computers - 0.88%
FirstRand Ltd	290,010	1,067		Gemalto NV	24,807		2,239
Grupo Financiero Banorte SAB de CV	200,300	1,293		Ingenico	4,112		234
				Innolux Corp (a)	930,000		503
Home Capital Group Inc	1,888	112
HSBC Holdings PLC	754,274	7,993		Ju Teng International Holdings Ltd	134,000		65
ICICI Bank Ltd ADR	35,627	1,554		Lenovo Group Ltd	200,000		184
Industrial & Commercial Bank of China Ltd	2,929,555	2,114		NEC Networks & System Integration Corp	7,900		141
Krung Thai Bank PCL	1,638,500	1,080		Tata Consultancy Services Ltd	28,576		658
Mitsubishi UFJ Financial Group Inc	760,100	4,113		TPV Technology Ltd	300,000		82
National Australia Bank Ltd	89,639	2,358					$4,106
Nedbank Group Ltd	19,065	426		Distribution & Wholesale - 1.99%
Royal Bank of Canada	57,800	3,480		Inchcape PLC	29,931		213

See accompanying notes

62

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Food (continued)
Marubeni Corp	297,000	$2,131		Cia Brasileira de Distribuicao Grupo Pao de	15,136		$672
Mitsubishi Corp	35,500	683		Acucar ADR
Sojitz Corp	225,900	334		Cosan SA Industria e Comercio	26,600		542
Sumitomo Corp	182,569	2,342		Delhaize Group SA	8,801		355
Toyota Tsusho Corp	50,500	1,247		JBS SA (a)	84,004		246
Wolseley PLC	48,265	2,308		Nestle SA	89,315		5,827
		$9,258		Nutreco NV	23,154		1,968
				Sao Martinho SA	8,103		111
Diversified Financial Services - 2.90%				Suedzucker AG	54,030		2,210
Aberdeen Asset Management PLC	439,177	2,643		Tate & Lyle PLC	121,028		1,497
Aeon Credit Service Co Ltd	32,900	666		Uni-President Enterprises Corp	271,000		499
Azimut Holding SpA	11,683	168		Vigor Alimentos SA (a),(b)	4,384		13
BM&FBovespa SA	86,600	592		Viscofan SA	5,029		285
Daishin Securities Co Ltd	17,860	168					$15,461
Hana Financial Group Inc	22,330	730
IDFC Ltd	223,804	710		Forest Products & Paper - 0.77%
Intermediate Capital Group PLC	244,822	1,278		DS Smith PLC	62,091		209
International Personal Finance PLC	16,542	102		Metsa Board OYJ (a)	32,175		95
Jaccs Co Ltd	50,000	272		Mondi PLC	108,171		1,194
KB Financial Group Inc (a)	30,819	1,101		Oji Holdings Corp	100,000		345
Mega Financial Holding Co Ltd	1,824,910	1,429		Smurfit Kappa Group PLC	129,819		1,551
ORIX Corp	31,020	3,504		West Fraser Timber Co Ltd	2,900		204
Provident Financial PLC	7,372	164					$3,598
		$13,527		Gas - 1.30%
Electric - 0.35%				Korea Gas Corp (a)	9,100		640
Atco Ltd/Canada	1,700	138		National Grid PLC	277,694		3,185
China Power International Development Ltd	521,000	167		Perusahaan Gas Negara Persero Tbk PT	1,406,500		674
Huaneng Power International Inc	326,000	304		Tokyo Gas Co Ltd	347,000		1,585
Tenaga Nasional BHD	443,500	1,008					$6,084
		$1,617		Hand & Machine Tools - 0.10%
Electrical Components & Equipment - 0.76%				KUKA AG (a)	7,438		272
Harbin Electric Co Ltd	144,000	126		Techtronic Industries Co	107,500		203
Hitachi Ltd	580,261	3,415					$475
		$3,541		Healthcare - Products - 1.47%
Electronics - 1.13%				Coloplast A/S	66,025		3,238
AAC Technologies Holdings Inc	53,500	190		Elekta AB	118,388		1,852
Anritsu Corp	64,000	760		Fresenius SE & Co KGaA	14,103		1,621
Hon Hai Precision Industry Co Ltd	604,993	1,872		Hogy Medical Co Ltd	3,500		167
Interflex Co Ltd (a)	2,585	131					$6,878
LG Display Co Ltd (a)	25,350	748
NEC Corp	392,000	827		Holding Companies - Diversified - 0.55%
Phison Electronics Corp	37,000	246		Alfa SAB de CV	399,100		848
Radiant Opto-Electronics Corp	47,680	198		Emperor International Holdings	386,000		108
Spectris PLC	5,710	193		Imperial Holdings Ltd	30,845		727
Tokyo Seimitsu Co Ltd	6,400	105		KOC Holding AS	144,788		757
		$5,270		Mitie Group PLC	28,599		123
							$2,563
Engineering & Construction - 2.68%
Aecon Group Inc	7,400	79		Home Builders - 1.48%
				Barratt Developments PLC (a)	692,917		2,367
Aker Solutions ASA	95,735	1,983
Bilfinger SE	24,449	2,356		Persimmon PLC	130,058		1,707
Cheung Kong Infrastructure Holdings Ltd	197,000	1,217		Sekisui House Ltd	107,000		1,172
China Communications Construction Co Ltd	1,040,000	1,024		Taylor Wimpey PLC	1,542,878		1,673
China Railway Construction Corp Ltd	937,648	1,085					$6,919
CTCI Corp	119,000	236		Home Furnishings - 0.07%
Daelim Industrial Co Ltd (a)	12,091	990		De'Longhi SpA	14,298		205
Obrascon Huarte Lain SA	7,199	210		Foster Electric Co Ltd	7,800		127
Royal Imtech NV	15,160	352					$332
SembCorp Industries Ltd	380,000	1,657
Vinci SA	27,284	1,314		Insurance - 3.31%
		$12,503		Catlin Group Ltd	17,065		140
				Hannover Rueckversicherung AG	38,216		2,974
Entertainment - 0.07%				Helvetia Holding AG	496		189
Avex Group Holdings Inc	5,000	101		Lancashire Holdings Ltd	11,522		147
William Hill PLC	40,163	229		Legal & General Group PLC	1,267,628		3,040
		$330		MS&AD Insurance Group Holdings	48,900		976
Food - 3.32%				PICC Property & Casualty Co Ltd	552,400		789
Casino Guichard Perrachon SA	12,898	1,236		Prudential PLC	241,732		3,449
				Sampo	82,028		2,657

See accompanying notes

63

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Mining (continued)
Sanlam Ltd	199,883	$1,064		Yamana Gold Inc	124,000		$2,133
		$15,425					$24,698
Internet - 0.20%				Miscellaneous Manufacturing - 0.29%
Com2uSCorp (a)	6,662	303		IMI PLC	59,198		1,071
Rightmove PLC	5,521	129		Singamas Container Holdings Ltd	588,000		144
Tencent Holdings Ltd	14,600	479		Trelleborg AB	11,322		142
		$911					$1,357
Iron & Steel - 0.58%				Office & Business Equipment - 0.16%
APERAM	4,608	70		Ricoh Co Ltd	72,000		764
BlueScope Steel Ltd (a)	59,810	219
Evraz PLC	79,411	341		Oil & Gas - 8.20%
Hitachi Metals Ltd	39,000	333		Afren PLC (a)	99,281		216
JFE Holdings Inc	23,400	441		Bangchak Petroleum PCL (c)	275,100		287
POSCO ADR	11,229	922
Severstal OAO	30,442	378		BG Group PLC	161,463		2,693
				BP PLC	143,491		998
		$2,704		Cenovus Energy Inc	61,200		2,048
Lodging - 0.37%				China Petroleum & Chemical Corp	1,052,000		1,211
Whitbread PLC	42,660	1,714		CNOOC Ltd	389,000		857
				Ecopetrol SA ADR	12,817		765
				Eni SpA	160,739		3,938
Machinery - Construction & Mining - 0.01%				EnQuest PLC (a)	1		—
China National Materials Co Ltd	217,000	68		Gazprom OAO ADR	77,878		737
				Lukoil OAO ADR	28,165		1,863
Machinery - Diversified - 0.92%				Lundin Petroleum AB (a)	65,437		1,514
Duerr AG	2,125	189		Petrobank Energy & Resources Ltd (a)	11,800		147
IHI Corp	620,000	1,608		PetroChina Co Ltd	897,199		1,294
Kawasaki Heavy Industries Ltd	211,000	574		Petroleo Brasileiro SA ADR	73,508		1,431
Mitsubishi Heavy Industries Ltd	261,000	1,262		Polski Koncern Naftowy Orlen S.A. (a)	48,104		771
OC Oerlikon Corp AG (a)	17,527	200		Rosneft OAO	149,124		1,351
Sumitomo Heavy Industries Ltd	96,000	460		Royal Dutch Shell PLC - A Shares	29,501		1,024
		$4,293		Royal Dutch Shell PLC - B Shares	98,892		3,528
				Seadrill Ltd	73,996		2,726
Media - 0.69%				SK Holdings Co Ltd (a)	7,156		1,210
Grupo Televisa SAB ADR	44,740	1,189		Statoil ASA	73,010		1,840
Kabel Deutschland Holding AG	13,331	995		Suncor Energy Inc	109,500		3,601
UBM PLC	88,161	1,043		Tatneft OAO ADR	22,483		980
		$3,227		Thai Oil PCL (c)	369,800		826
				TransGlobe Energy Corp (a)	12,800		120
Metal Fabrication & Hardware - 0.21%
Bodycote PLC	19,420	145		Twin Butte Energy Ltd	43,000		112
				Whitecap Resources Inc (a)	20,396		177
NTN Corp	308,000	835
		$980					$38,265
Mining - 5.30%				Oil & Gas Services - 0.95%
Alacer Gold Corp (a)	14,300	75		John Wood Group PLC	95,302		1,139
Antofagasta PLC	16,354	358		Petrofac Ltd	1		—
Argonaut Gold Inc (a)	11,669	111		Petroleum Geo-Services ASA	14,567		254
B2Gold Corp (a)	31,300	112		Technip SA	9,016		1,043
BHP Billiton Ltd	157,140	6,135		TGS Nopec Geophysical Co ASA	59,980		1,981
BHP Billiton PLC	32,361	1,141					$4,417
Boliden AB	6,820	130		Packaging & Containers - 0.66%
Cia de Minas Buenaventura SA ADR	10,928	393		Gerresheimer AG (a)	3,109		165
Gold Fields Ltd	64,478	800		Rengo Co Ltd	78,000		394
Grupo Mexico SAB de CV	237,100	855		Rexam PLC	353,062		2,526
Gujarat Mineral Development Corp Ltd	16,709	67					$3,085
HudBay Minerals Inc	17,688	178
Inmet Mining Corp	31,000	2,307		Pharmaceuticals - 6.40%
Jiangxi Copper Co Ltd	315,000	849		Aurobindo Pharma Ltd	32,097		112
KGHM Polska Miedz SA	19,206	1,186		Bayer AG	35,413		3,360
Korea Zinc Co Ltd (a)	1,185	453		BTG PLC (a)	98,627		540
Lundin Mining Corp (a)	17,500	90		Chong Kun Dang Pharm Corp (a)	5,510		191
Medusa Mining Ltd	25,517	145		GlaxoSmithKline PLC	44,242		963
MMC Norilsk Nickel OJSC ADR	29,376	541		Kaken Pharmaceutical Co Ltd	11,000		162
New Gold Inc (a)	8,400	93		KYORIN Holdings Inc	6,200		120
PanAust Ltd	38,673	138		Novartis AG	76,947		4,861
Regis Resources Ltd (a)	11,798	63		Novo Nordisk A/S	26,637		4,338
Rio Tinto Ltd	61,425	4,319		Roche Holding AG	34,949		7,066
Southern Copper Corp	35,151	1,331		Sanofi	57,484		5,451
Sterlite Industries India Ltd ADR	80,691	695		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	151,438		177
				Ship Healthcare Holdings Inc	5,200		138

See accompanying notes

64

Schedule of Investments
Diversified International Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Semiconductors (continued)
Shire PLC	73,599	$2,264		Taiwan Semiconductor Manufacturing Co Ltd	954,140		$3,191
Virbac SA	562	111					$13,148
		$29,854		Shipbuilding - 0.18%
Pipelines - 0.54%				Samsung Heavy Industries Co Ltd (a)	22,840		835
TransCanada Corp	53,500	2,529
				Software - 1.25%
Real Estate - 3.45%				IT Holdings Corp	5,600		68
Brookfield Asset Management Inc	97,658	3,578		Nihon Unisys Ltd	16,900		113
Capital Property Fund	83,612	106		SAP AG	63,428		5,081
Cheung Kong Holdings Ltd	178,000	2,770		Tech Mahindra Ltd	32,677		556
Cyrela Brazil Realty SA Empreendimentos e	65,100	569					$5,818
Participacoes
Deutsche Wohnen AG	30,616	566		Telecommunications - 4.91%
Ez Tec Empreendimentos e Participacoes SA	17,573	220		America Movil SAB de CV ADR	40,972		948
Great Eagle Holdings Ltd	59,000	198		Belgacom SA	11,869		349
Greentown China Holdings Ltd	115,000	215		China Mobile Ltd	119,785		1,410
Guangzhou R&F Properties Co Ltd	272,400	462		China Telecom Corp Ltd	1,124,000		635
Helbor Empreendimentos SA	26,583	163		Chorus Ltd	87,458		214
Henderson Land Development Co Ltd	163,000	1,167		Elisa OYJ	53,665		1,190
IMMOFINANZ AG (a)	288,204	1,213		Freenet AG	13,482		249
K Wah International Holdings Ltd	441,000	216		GN Store Nord A/S	11,448		166
KWG Property Holding Ltd	250,500	192		Hellenic Telecommunications Organization SA (a)	57,091		390

Longfor Properties Co Ltd	208,500	414
Mah Sing Group Bhd	160,300	109		Hutchison Telecommunications Hong Kong	306,667		142
Mitsui Fudosan Co Ltd	113,000	2,764		Holdings Ltd
Shenzhen Investment Ltd	576,000	237		KDDI Corp	20,500		1,449
Shimao Property Holdings Ltd	274,500	530		Koninklijke KPN NV	55,846		276
				KT Corp (a)	9,760		325
Sunac China Holdings Ltd	267,000	209
Wihlborgs Fastigheter AB	11,139	174		Nippon Telegraph & Telephone Corp	39,800		1,676
		$16,072		Rogers Communications - Class B	33,200		1,507
				Samart Corp PCL (c)	412,900		174
REITS - 1.44%				Softbank Corp	55,000		2,015
Advance Residence Investment Corp	62	127		Taiwan Mobile Co Ltd	218,000		806
Artis Real Estate Investment Trust	6,400	101		Telecity Group PLC	7,890		102
Canadian Apartment Properties REIT	4,400	110		Telecom Corp of New Zealand Ltd	801,770		1,518
CapitaCommercial Trust	197,000	273		Telekomunikasi Indonesia Persero Tbk PT	1,108,000		1,044
Dexus Property Group	933,717	992		VimpelCom Ltd ADR	17,282		181
Mirvac Group	1,000,427	1,557		Vivendi SA	124,754		2,821
Suntec Real Estate Investment Trust	148,000	204		Vodacom Group Ltd	35,333		520
Vastned Retail NV	3,836	167		Vodafone Group PLC	742,704		1,870
Westfield Group	151,702	1,675		Ziggo NV	28,180		923
Westfield Retail Trust	475,620	1,501					$22,900
		$6,707		Textiles - 0.04%
Retail - 3.03%				Nisshinbo Holdings Inc	22,000		186
Alimentation Couche Tard Inc	52,700	2,592
AOKI Holdings Inc	6,299	144
Aoyama Trading Co Ltd	7,400	142		Transportation - 2.50%
Cie Financiere Richemont SA	44,744	3,512		Canadian National Railway Co	44,500		4,041
				Canadian Pacific Railway Ltd	22,000		2,232
Dollarama Inc	32,000	1,897		East Japan Railway Co	35,200		2,276
Inditex SA	18,887	2,654
Jean Coutu Group PJC Inc/The	5,919	86		Globaltrans Investment PLC	24,772		413
Lawson Inc	15,000	1,018		Nippon Yusen KK	394,000		927
Lotte Shopping Co Ltd (a)	1,448	511		Senko Co Ltd	33,000		145
Man Wah Holdings Ltd	106,000	90		West Japan Railway Co	41,800		1,647
Pandora A/S	7,594	168					$11,681
Sugi Holdings Co Ltd	4,600	162		Water - 0.46%
Tsuruha Holdings Inc	2,700	213		Cia de Saneamento Basico do Estado de Sao	9,200		391
Valor Co Ltd	10,100	159		Paulo
Woolworths Holdings Ltd/South Africa	94,894	799		United Utilities Group PLC	157,621		1,735
		$14,147					$2,126
Semiconductors - 2.82%				TOTAL COMMON STOCKS			$455,420
AMS AG	1,610	173		PREFERRED STOCKS - 1.90%	Shares Held	Value	(000	's)
ARM Holdings PLC	158,238	1,998		Automobile Manufacturers - 0.88%
Chipbond Technology Corp	114,000	225		Volkswagen AG	18,052		4,102
Elan Microelectronics Corp	422,000	687
King Yuan Electronics Co Ltd	303,000	194
Mellanox Technologies Ltd (a)	9,685	600		Banks - 0.48%
Novatek Microelectronics Corp	118,000	482		Banco Bradesco SA	57,000		979
Samsung Electronics Co Ltd	3,896	5,598

See accompanying notes

65

Schedule of Investments
Diversified International Account
December 31, 2012

				Portfolio Summary (unaudited)
PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	Country	Percent
				Japan	14.40%
Banks (continued)				United Kingdom	14.18%
Itau Unibanco Holding SA	78,000	$1,272		Canada	7.91%
		$2,251		Germany	7.89%
				Switzerland	5.23%
Iron & Steel - 0.54%				Australia	5.22%
Gerdau SA	48,200	422		France	4.10%
Vale SA	105,148	2,099		China	4.09%
		$2,521		Korea, Republic Of	3.76%
TOTAL PREFERRED STOCKS		$8,874		Norway	2.74%
	Maturity			Sweden	2.70%
REPURCHASE AGREEMENTS - 0.23%	Amount (000's)	Value(000	's)	Netherlands	2.66%
Banks- 0.23%				Brazil	2.63%
Investment in Joint Trading Account; Credit	$194	$194		Taiwan, Province Of China	2.26%
Suisse Repurchase Agreement; 0.19%				Hong Kong	2.04%
dated 12/31/2012 maturing 01/02/2013				Denmark	1 .70%
(collateralized by US Government				India	1.57%
Securities; $197,776; 5.25% - 8.00%; dated				Russian Federation	1.54%
11/15/21 - 08/15/29)				Mexico	1.52%
Investment in Joint Trading Account; Deutsche	65	65		South Africa	1.31%
Bank Repurchase Agreement; 0.20% dated				Belgium	1.25%
12/31/2012 maturing 01/02/2013				Singapore	1.15%
(collateralized by US Government				Ireland	1.04%
Securities; $66,396; 1.25% - 4.63%; dated				Italy	0.96%
10/15/14 - 09/28/16)				Finland	0.85%
Investment in Joint Trading Account; JP	364	364		Spain	0.75%
Morgan Repurchase Agreement; 0.18%				United States	0.71%
dated 12/31/2012 maturing 01/02/2013				Turkey	0.57%
(collateralized by US Government				Thailand	0.51%
Securities; $370,829; 0.00% - 6.25%; dated				Poland	0.42%
10/28/13 - 07/15/32)				New Zealand	0.38%
Investment in Joint Trading Account; Merrill	450	450		Indonesia	0.36%
Lynch Repurchase Agreement; 0.12%				Austria	0.30%
dated 12/31/2012 maturing 01/02/2013				Malaysia	0.24%
(collateralized by US Government				Peru	0.21%
Securities; $459,121; 0.00% - 9.38%; dated				Colombia	0.16%
01/02/13 - 01/22/37)				Israel	0.13%
		$1,073		Chile	0.12%
TOTAL REPURCHASE AGREEMENTS		$1,073		Cyprus	0.09%
				Greece	0.08%
Total Investments		$465,367		Bermuda	0.03%
Other Assets in Excess of Liabilities, Net - 0.22%		$1,027		Luxembourg	0 .02%
TOTAL NET ASSETS - 100.00%		$466,394		Other Assets in Excess of Liabilities, Net	0.22%
				TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,287 or 0.28% of net assets.

See accompanying notes

66

Schedule of Investments
Equity Income Account
December 31, 2012

COMMON STOCKS - 97.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.53%				Healthcare - Products (continued)
Lockheed Martin Corp	85,138	$7,857		Medtronic Inc	135,322		$5,551
Raytheon Co	128,006	7,368					$9,566
		$15,225		Insurance - 7.36%
Apparel - 1.17%				ACE Ltd	160,269		12,789
VF Corp	46,529	7,024		Allianz SE ADR	211,125		2,918
				Allstate Corp/The	148,319		5,958
				Chubb Corp/The	62,996		4,745
Automobile Manufacturers - 0.87%				Fidelity National Financial Inc	313,997		7,394
PACCAR Inc	116,086	5,248		MetLife Inc	253,848		8,362
				Swiss Re AG ADR	28,973		2,095
Automobile Parts & Equipment - 1.54%							$44,261
Autoliv Inc	94,138	6,344
Johnson Controls Inc	94,023	2,886		Leisure Products & Services - 0.70%
		$9,230		Carnival Corp	113,976		4,191
Banks - 8.55%
Australia & New Zealand Banking Group Ltd	62,403	1,645		Machinery - Diversified - 1.42%
ADR				Deere & Co	98,561		8,518
Banco Santander SA ADR	511,239	4,177
Bank of Nova Scotia	114,615	6,634		Media - 0.46%
Grupo Financiero Santander Mexico SAB de	927	15		Walt Disney Co/The	55,186		2,748
CV ADR(a)
JP Morgan Chase & Co	274,952	12,090
M&T Bank Corp	57,887	5,700		Mining - 1.90%
				Barrick Gold Corp	186,038		6,513
PNC Financial Services Group Inc	150,202	8,758		BHP Billiton Ltd ADR	62,344		4,890
US Bancorp	250,897	8,014
Wells Fargo & Co	126,781	4,333					$11,403
		$51,366		Miscellaneous Manufacturing - 2.00%
				3M Co	42,295		3,927
Beverages - 1.23%				Parker Hannifin Corp	95,025		8,083
Coca-Cola Co/The	69,209	2,509
Dr Pepper Snapple Group Inc	110,331	4,874					$12,010
		$7,383		Oil & Gas - 12.36%
				Chevron Corp	88,392		9,559
Chemicals - 0.94%				Encana Corp	275,494		5,444
Air Products & Chemicals Inc	28,707	2,412		Exxon Mobil Corp	114,269		9,890
EI du Pont de Nemours & Co	71,695	3,224		Marathon Oil Corp	200,591		6,150
		$5,636		Marathon Petroleum Corp	184,634		11,632
Distribution & Wholesale - 1.80%				Occidental Petroleum Corp	106,092		8,127
Genuine Parts Co	170,122	10,816		Penn West Petroleum Ltd	562,420		6,108
				Royal Dutch Shell PLC - B shares ADR	124,373		8,817
				Total SA ADR	164,023		8,531
Diversified Financial Services - 2.54%							$74,258
BlackRock Inc	54,637	11,294
NYSE Euronext	126,016	3,975		Pharmaceuticals - 10.94%
		$15,269		Abbott Laboratories	176,362		11,552
				GlaxoSmithKline PLC ADR	175,394		7,624
Electric - 3.98%				Johnson & Johnson	79,321		5,561
NextEra Energy Inc	106,185	7,347		Merck & Co Inc	280,687		11,491
Northeast Utilities	138,485	5,412		Novartis AG ADR	112,465		7,119
Wisconsin Energy Corp	127,173	4,686		Pfizer Inc	467,252		11,719
Xcel Energy Inc	243,075	6,493		Roche Holding AG ADR	155,068		7,831
		$23,938		Teva Pharmaceutical Industries Ltd ADR	76,141		2,843
Electrical Components & Equipment - 0.98%							$65,740
Emerson Electric Co	111,689	5,915		Pipelines - 3.84%
				Enterprise Products Partners LP	160,113		8,019
Electronics - 0.63%				Kinder Morgan Energy Partners LP	82,681		6,597
Honeywell International Inc	59,596	3,782		Kinder Morgan Inc/Delaware	239,235		8,452
							$23,068

Food - 3.07%				REITS - 4.97%
Kraft Foods Group Inc	130,748	5,945		American Capital Agency Corp	326,063		9,436
Kroger Co/The	301,340	7,841		Annaly Capital Management Inc	527,034		7,399
Mondelez International Inc	184,266	4,693		Digital Realty Trust Inc	192,159		13,046
		$18,479					$29,881
Gas - 1.23%				Retail - 2.32%
Sempra Energy	104,210	7,393		Costco Wholesale Corp	28,685		2,833
				McDonald's Corp	69,454		6,127
Healthcare - Products - 1.59%				Tiffany & Co	87,286		5,005
Becton Dickinson and Co	51,347	4,015					$13,965

See accompanying notes

67

Schedule of Investments
Equity Income Account
December 31, 2012

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	24.91%
Semiconductors - 5.32%				Consumer, Non-cyclical	16.83%
Applied Materials Inc	537,520	$6,149		Energy	16.20%
Intel Corp	492,638	10,163		Consumer, Cyclical	11.95%
Maxim Integrated Products Inc	215,729	6,343		Industrial	10.22%
Microchip Technology Inc	202,134	6,588		Technology	6.83%
Taiwan Semiconductor Manufacturing Co Ltd	158,121	2,713		Utilities	5.21%
ADR				Communications	3.86%
		$31,956		Basic Materials	2.84%
				Other Assets in Excess of Liabilities, Net	1.15%
Software - 1.51%				TOTAL NET ASSETS	100.00%
Microsoft Corp	338,786	9,056
Telecommunications - 3.40%
BCE Inc	159,184	6,835
CenturyLink Inc	112,299	4,393
Verizon Communications Inc	62,734	2,715
Vodafone Group PLC ADR	256,835	6,470
		$20,413
Toys, Games & Hobbies - 3.55%
Hasbro Inc	237,085	8,511
Mattel Inc	349,780	12,809
		$21,320
Transportation - 2.66%
Norfolk Southern Corp	71,894	4,446
Union Pacific Corp	37,265	4,685
United Parcel Service Inc	93,160	6,869
		$16,000
TOTAL COMMON STOCKS		$585,058
	Maturity
REPURCHASE AGREEMENTS - 1.49%	Amount (000's)	Value(000	's)

Banks- 1.49%
Investment in Joint Trading Account; Credit	$1,624	$1,624
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,656,277; 5.25% - 8.00%;
dated 11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	545	545
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $556,036; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	3,045	3,045
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,105,521; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,770	3,769
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,844,930; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$8,983
TOTAL REPURCHASE AGREEMENTS		$8,983
Total Investments		$594,041
Other Assets in Excess of Liabilities, Net - 1.15%		$6,902
TOTAL NET ASSETS - 100.00%		$600,943

(a) Non-Income Producing Security

See accompanying notes

68

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

		Principal				Principal
BONDS	- 30.93%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
	Automobile Asset Backed Securities - 0.21%				Mortgage Backed Securities (continued)
	CPS Auto Trust				Ginnie Mae (continued)
	2.20%, 03/16/2020(a)	$900	$900		0.95%, 11/16/2052(b)	$20,000		$1,738
					0.97%, 04/16/2053(b)	17,675		979
					1.06%, 04/16/2049(b)	9,913		861
	Mortgage Backed Securities - 29.49%				1.42%, 09/16/2053(b)	16,430		1,269
	Banc of America Commercial Mortgage Trust				3.50%, 12/20/2034(b)	12,604		1,112
	2007-4
	5.80%, 02/10/2049(b)	1,000	1,125		3.50%, 03/20/2036	2,795		2,991
					3.50%, 01/20/2042(b)	1,777		1,804
	BCAP LLC Trust
	2.51%, 06/26/2045(a),(b),(c)	2,400	2,064		3.50%, 07/16/2045	1,000		1,100
					4.00%, 09/16/2026(b)	7,525		857
	Bear Stearns Asset Backed Securities Trust				4.00%, 04/20/2038(b)	4,204		523
	5.25%, 09/25/2020(b)	4,322	4,347
					4.00%, 03/20/2039(b)	5,960		683
	BNPP Mortgage Securities LLC
	6.00%, 08/27/2037(a),(c)	3,000	3,071		4.00%, 12/16/2039	2,538		2,726
					Jefferies & Co Inc
	CD 2006-CD2 Mortgage Trust				2.93%, 12/26/2037(a),(b)	1,790		1,795
	5.35%, 01/15/2046(b)	2,000	2,185
					4.75%, 04/26/2037(a)	1,574		1,616
	Chase Mortgage Finance Corp				5.00%, 10/26/2036(a)	3,671		3,799
	5.00%, 12/25/2018	366	373
	Citigroup Mortgage Loan Trust 2009-11				JP Morgan Chase Commercial Mortgage
	1.56%, 10/25/2035(a),(b)	630	612		Securities Corp
					4.17%, 08/15/2046	2,000		2,278
	Citigroup Mortgage Loan Trust 2009-6				5.33%, 01/12/2043(b)	3,800		3,978
	2.84%, 04/25/2037(a),(b)	548	559
	6.00%, 03/25/2037(a),(b)	1,517	1,610		5.37%, 05/15/2047	2,200		2,343
	Citigroup Mortgage Loan Trust 2010-10				JP Morgan Resecuritization Trust Series 2010-
	2.82%, 02/25/2036(a),(b)	1,400	1,040		7
					4.50%, 06/26/2040(a)	2,947		3,012
	Citigroup Mortgage Loan Trust 2010-8
	4.50%, 12/25/2036(a)	1,863	1,948		LB-UBS Commercial Mortgage Trust
	Citigroup Mortgage Loan Trust 2010-9				5.32%, 11/15/2040	1,800		1,935
	4.00%, 03/25/2037(a)	1,966	1,944		5.45%, 09/15/2039	2,300		2,449
	4.25%, 01/25/2036(a)	3,606	3,738		Morgan Stanley Capital I Trust 2005-HQ6
					5.07%, 08/13/2042(b)	3,000		3,141
	Countrywide Home Loan Mortgage Pass				Morgan Stanley Capital I Trust 2005-TOP17
	Through Trust				4.84%, 12/13/2041	800		837
	5.25%, 06/25/2034	890	923		Morgan Stanley Re-REMIC Trust 2010-R1
	Credit Suisse Mortgage Capital Certificates				3.03%, 07/26/2035 (a),(b)	1,300		1,258
	3.02%, 08/27/2037(a),(b)	1,192	1,188
	5.41%, 05/27/2036(a),(b)	1,940	1,823		Morgan Stanley Re-REMIC Trust 2010-R4
					5.50%, 08/26/2047(a)	774		808
	6.00%, 01/27/2047(a)	2,098	2,206
					Springleaf Mortgage Loan Trust
	Fannie Mae Grantor Trust				2.67%, 09/25/2049(a)	800		809
	0.56%, 05/25/2035(b)	567	561
	Fannie Mae REMIC Trust 2005-W2				Wachovia Bank Commercial Mortgage Trust
	0.36%, 05/25/2035(b)	9	9		4.81%, 04/15/2042	1,919		1,996
	Fannie Mae REMICS				Wells Fargo Mortgage Backed Securities
	0.51%, 10/25/2018 (b)	100	100		Trust
					6.00%, 12/28/2037(b)	1,299		1,351
	6.50%, 02/25/2047	831	918
	7.00%, 04/25/2032	453	530					$127,793
	8.70%, 12/25/2019	7	8		Other Asset Backed Securities - 1.23%
	First Horizon Alternative Mortgage Securities				Ameriquest Mortgage Securities Inc
	2.56%, 09/25/2034(b)	2,000	1,898		0.64%, 07/25/2035(b)	3,000		2,539
	Freddie Mac Reference REMIC				0.69%, 09/25/2035(b)	2,000		1,763
	0.61%, 07/15/2023(b)	202	203		Chase Funding Mortgage Loan Asset-Backed
	Freddie Mac REMICS				Certificates
	0.51%, 06/15/2018(b)	307	307		0.67%, 12/25/2033(b)	100		96
	2.50%, 11/15/2032	2,094	2,168		Fremont Home Loan Trust
	2.50%, 10/15/2036(b)	968	993		0.96%, 02/25/2034(b)	994		928
	3.50%, 06/15/2040	1,908	1,984					$5,326
	4.00%, 09/15/2018	423	432		TOTAL BONDS			$134,019
	4.00%, 02/15/2035(b)	6,943	541
					U.S. GOVERNMENT & GOVERNMENT	Principal
	4.00%, 01/15/2039	400	427		AGENCY OBLIGATIONS - 67.68%	Amount (000's)	Value	(000	's)
	4.00%, 05/15/2039	4,200	4,578		Federal Home Loan Mortgage Corporation (FHLMC) - 22.08%
	4.00%, 08/15/2039(b)	10,157	1,385

	4.00%, 10/15/2040	3,000	3,309		2.40%, 09/01/2032(b)	$38		$38
	4.00%, 04/15/2041	4,168	4,500		2.50%, 09/01/2027	969		1,013
	4.50%, 05/15/2037(b)	1,873	2,080
					2.50%, 09/01/2027	3,930		4,115
	4.50%, 03/15/2040	3,000	3,256		3.00%, 01/01/2027	1,872		1,997
	4.50%, 05/15/2040	3,500	3,992		3.00%, 02/01/2027	2,662		2,819
	4.50%, 05/15/2040	2,000	2,259		3.00%, 02/01/2027	905		958
	5.00%, 03/15/2040	5,000	5,524		3.00%, 04/01/2042	1,835		1,920
	Ginnie Mae				3.00%, 08/01/2042	1,480		1,548
	0.85%, 02/16/2053(b)	39,900	2,972
	0.92%, 02/16/2053(b)	23,964	2,055		3.00%, 10/01/2042	989		1,038
					3.00%, 10/01/2042	1,992		2,100

See accompanying notes

69

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.00%, 10/01/2042	$1,792	$1,875		6.50%, 06/01/2018	$12	$14
3.50%, 02/01/2032	3,528	3,771		6.50%, 08/01/2021	11	12
3.50%, 10/01/2041	1,557	1,657		6.50%, 12/01/2021	79	88
3.50%, 04/01/2042	3,576	3,813		6.50%, 04/01/2022	94	105
3.50%, 04/01/2042	942	1,003		6.50%, 05/01/2022	61	69
3.50%, 07/01/2042	4,357	4,675		6.50%, 05/01/2023	24	27
3.50%, 09/01/2042	1,972	2,103		6.50%, 04/01/2024	15	17
3.50%, 10/01/2042	1,132	1,219		6.50%, 04/01/2026	12	13
4.00%, 08/01/2026	1,667	1,762		6.50%, 05/01/2026	11	12
4.00%, 08/01/2039	1,933	2,064		6.50%, 05/01/2026	11	12
4.00%, 10/01/2039	1,080	1,154		6.50%, 12/01/2027	15	18
4.00%, 12/01/2040	3,306	3,621		6.50%, 01/01/2028	16	19
4.50%, 08/01/2033	197	212		6.50%, 03/01/2028	11	13
4.50%, 11/01/2039	1,351	1,450		6.50%, 09/01/2028	21	25
4.50%, 05/01/2040	2,459	2,648		6.50%, 09/01/2028	5	6
4.50%, 02/01/2041	3,244	3,501		6.50%, 10/01/2028	66	78
4.50%, 03/01/2041	3,111	3,406		6.50%, 11/01/2028	14	16
4.50%, 05/01/2041	2,110	2,310		6.50%, 12/01/2028	34	40
4.50%, 08/01/2041	2,217	2,427		6.50%, 03/01/2029	13	16
5.00%, 10/01/2025	740	806		6.50%, 04/01/2029	176	201
5.00%, 02/01/2033	865	940		6.50%, 07/01/2031	76	88
5.00%, 06/01/2033	607	684		6.50%, 08/01/2031	7	8
5.00%, 08/01/2033	449	490		6.50%, 10/01/2031	22	26
5.00%, 08/01/2033	479	527		6.50%, 10/01/2031	32	37
5.00%, 05/01/2035	239	258		6.50%, 12/01/2031	64	74
5.00%, 05/01/2035	304	329		6.50%, 01/01/2032	169	192
5.00%, 07/01/2035	149	164		6.50%, 02/01/2032	62	72
5.00%, 07/01/2035	85	92		6.50%, 05/01/2032	141	162
5.00%, 10/01/2035	244	269		6.50%, 08/01/2032	143	162
5.00%, 10/01/2038	1,253	1,336		6.50%, 04/01/2035	36	41
5.00%, 06/01/2039	1,769	1,942		7.00%, 09/01/2023	17	20
5.00%, 06/01/2039	510	561		7.00%, 12/01/2023	10	12
5.00%, 09/01/2039	1,954	2,157		7.00%, 01/01/2024	12	14
5.00%, 01/01/2040	1,957	2,175		7.00%, 09/01/2027	14	16
5.00%, 06/01/2041	2,364	2,585		7.00%, 01/01/2028	124	143
5.50%, 04/01/2018	146	157		7.00%, 04/01/2028	66	78
5.50%, 11/01/2018	323	351		7.00%, 05/01/2028	9	11
5.50%, 03/01/2024	39	42		7.00%, 08/01/2028	29	35
5.50%, 03/01/2033	628	683		7.00%, 06/01/2031	5	6
5.50%, 12/01/2033	582	634		7.00%, 10/01/2031	27	32
5.50%, 09/01/2035	652	707		7.00%, 10/01/2031	28	33
5.50%, 01/01/2038	769	831		7.00%, 04/01/2032	193	226
5.50%, 02/01/2038	912	979		7.50%, 10/01/2030	32	39
5.50%, 04/01/2038	115	126		7.50%, 02/01/2031	16	20
5.50%, 05/01/2038	333	361		7.50%, 02/01/2031	13	16
5.50%, 08/01/2038	2,170	2,355		7.50%, 02/01/2031	28	34
6.00%, 04/01/2017	66	72		8.00%, 10/01/2030	46	57
6.00%, 04/01/2017	79	85		8.00%, 12/01/2030	8	9
6.00%, 05/01/2017	76	82		8.50%, 07/01/2029	46	57
6.00%, 07/01/2017	52	56				$95,661
6.00%, 12/01/2023	19	20
6.00%, 05/01/2031	40	44		Federal National Mortgage Association (FNMA) - 27.16%
6.00%, 12/01/2031	66	73		2.00%, 10/01/2027	986	1,013
6.00%, 09/01/2032	70	78		2.00%, 10/01/2027	2,572	2,641
6.00%, 11/01/2033	259	288		2.00%, 10/01/2027	981	1,008
				2.30%, 07/01/2034(b)	141	151
6.00%, 11/01/2033	301	335
6.00%, 05/01/2034	543	597		2.50%, 05/01/2027	2,760	2,888
6.00%, 05/01/2034	883	954		2.50%, 06/01/2027	3,159	3,315
6.00%, 09/01/2034	241	265		2.50%, 06/01/2027	2,558	2,682
				2.53%, 12/01/2032(b)	101	107
6.00%, 02/01/2035	193	213
6.00%, 10/01/2036(b)	332	366		3.00%, 02/01/2027	1,724	1,823
6.00%, 03/01/2037	311	342		3.00%, 08/01/2042	3,824	4,011
6.00%, 12/01/2037	2,096	2,291		3.00%, 10/01/2042	4,136	4,367
6.00%, 01/01/2038(b)	135	149		3.00%, 11/01/2042	996	1,049
6.00%, 01/01/2038	1,029	1,134		3.50%, 01/01/2041	1,474	1,572
6.00%, 01/01/2038	439	485		3.50%, 09/01/2042	3,933	4,258
6.00%, 04/01/2038	286	314		3.50%, 09/01/2042	2,426	2,594
6.50%, 11/01/2016	33	36		4.00%, 12/01/2024	2,434	2,680
6.50%, 06/01/2017	96	103		4.00%, 05/01/2025	1,480	1,585

See accompanying notes

70

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2040	$2,021	$2,168		6.00%, 12/01/2037	$52	$56
4.00%, 12/01/2040	1,320	1,471		6.00%, 03/01/2038	261	291
4.00%, 01/01/2041	3,170	3,402		6.00%, 05/01/2038	835	930
4.00%, 02/01/2041	3,412	3,801		6.00%, 08/01/2038	2,253	2,516
4.00%, 02/01/2041	3,011	3,231		6.00%, 10/01/2038	839	927
4.00%, 03/01/2041	4,047	4,343		6.50%, 06/01/2016	51	54
4.00%, 04/01/2041	3,255	3,533		6.50%, 08/01/2017	77	83
4.00%, 11/01/2041	1,665	1,787		6.50%, 11/01/2023	84	97
4.00%, 04/01/2042	1,818	1,972		6.50%, 05/01/2024	35	39
4.50%, 12/01/2019	137	147		6.50%, 09/01/2024	45	51
4.50%, 01/01/2020	505	545		6.50%, 07/01/2025	16	19
4.50%, 09/01/2025	2,770	3,025		6.50%, 08/01/2025	51	58
4.50%, 12/01/2040	1,382	1,518		6.50%, 02/01/2026	14	17
5.00%, 01/01/2018	349	379		6.50%, 03/01/2026	6	6
5.00%, 11/01/2018	278	303		6.50%, 05/01/2026	12	15
5.00%, 05/01/2034	910	989		6.50%, 06/01/2026	6	7
5.00%, 06/01/2034	652	708		6.50%, 07/01/2028	13	16
5.00%, 04/01/2035	348	392		6.50%, 09/01/2028	22	26
5.00%, 04/01/2035	528	593		6.50%, 02/01/2029	9	10
5.00%, 07/01/2035	36	39		6.50%, 03/01/2029	21	23
5.00%, 07/01/2035	738	804		6.50%, 04/01/2029	18	21
5.00%, 08/01/2035	160	174		6.50%, 07/01/2029	309	354
5.00%, 12/01/2039	1,974	2,177		6.50%, 06/01/2031	20	24
5.00%, 04/01/2040	1,560	1,692		6.50%, 06/01/2031	13	15
5.00%, 05/01/2040	2,263	2,495		6.50%, 09/01/2031	20	23
5.00%, 06/01/2040	1,312	1,426		6.50%, 01/01/2032	16	18
5.04%, 12/01/2033(b)	423	451		6.50%, 03/01/2032	130	154
5.50%, 08/01/2017	149	160		6.50%, 04/01/2032	109	129
5.50%, 12/01/2017	102	110		6.50%, 08/01/2032	42	50
5.50%, 01/01/2018	216	233		6.50%, 11/01/2032	38	43
5.50%, 07/01/2019	91	99		6.50%, 11/01/2032	71	81
5.50%, 08/01/2019	23	25		6.50%, 12/01/2032	97	110
5.50%, 08/01/2019	59	63		6.50%, 02/01/2033	70	79
5.50%, 08/01/2019	141	153		6.50%, 07/01/2034	135	153
5.50%, 08/01/2019	28	30		6.50%, 07/01/2034	310	351
5.50%, 08/01/2019	45	48		6.50%, 02/01/2036	730	813
5.50%, 08/01/2019	22	24		6.50%, 09/01/2036	2,969	3,332
5.50%, 09/01/2019	121	131		6.50%, 12/01/2036	292	328
5.50%, 10/01/2019	45	49		6.50%, 07/01/2037	94	106
5.50%, 05/01/2024	97	105		6.50%, 07/01/2037	127	144
5.50%, 05/01/2033	45	50		6.50%, 10/01/2037	2,972	3,340
5.50%, 06/01/2033	226	248		6.50%, 02/01/2038	101	113
5.50%, 06/01/2033	328	361		6.50%, 02/01/2039	1,098	1,229
5.50%, 09/01/2033	3,855	4,382		7.00%, 01/01/2027	9	10
5.50%, 02/01/2034	988	1,067		7.00%, 11/01/2027	9	11
5.50%, 04/01/2034	152	166		7.00%, 08/01/2028	51	60
5.50%, 08/01/2034	157	170		7.00%, 12/01/2028	36	43
5.50%, 09/01/2034	1,103	1,207		7.00%, 04/01/2029	20	24
5.50%, 09/01/2035	1,575	1,773		7.00%, 10/01/2029	54	65
5.50%, 11/01/2035	712	781		7.00%, 05/01/2031	5	7
5.50%, 08/01/2036	454	496		7.00%, 11/01/2031	114	132
5.50%, 02/01/2037	35	39		7.50%, 04/01/2022	3	3
5.50%, 03/01/2038	533	606		7.50%, 07/01/2027	2	2
5.50%, 03/01/2038	875	950		7.50%, 11/01/2029	28	31
5.50%, 03/01/2038	844	933		7.50%, 05/01/2031	66	73
5.50%, 05/01/2038	819	922		8.00%, 05/01/2027	52	59
5.50%, 08/01/2038	465	528		8.00%, 09/01/2027	16	16
6.00%, 08/01/2016	54	57		8.00%, 06/01/2030	5	7
6.00%, 12/01/2016	71	75		8.50%, 02/01/2023	1	2
6.00%, 08/01/2017	141	151		8.50%, 10/01/2027	38	40
6.00%, 06/01/2022	84	92		9.00%, 09/01/2030	13	16
6.00%, 03/01/2026	9	10				$117,678
6.00%, 11/01/2028	28	31		Government National Mortgage Association (GNMA) -
6.00%, 08/01/2031	166	185		13.32%
6.00%, 12/01/2031	26	29		3.00%, 04/15/2027	1,877	2,006
6.00%, 01/01/2033	240	268		3.00%, 11/15/2042	1,997	2,125
6.00%, 02/01/2034	64	71		3.50%, 05/20/2027	1,869	2,001
6.00%, 05/01/2037	1,038	1,136		3.50%, 11/15/2041	3,626	3,944
6.00%, 07/01/2037	1,143	1,262		3.50%, 12/20/2041	2,745	2,986
6.00%, 11/01/2037	216	241

See accompanying notes

71

Schedule of Investments
Government & High Quality Bond Account
December 31, 2012

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.00%, 03/20/2040	$3,063	$3,349		7.50%, 06/15/2023	$7	$7
4.00%, 10/15/2041	3,917	4,300		7.50%, 07/15/2023	1	1
4.00%, 01/15/2042	4,400	4,832		7.50%, 09/15/2023	5	6
4.50%, 09/20/2039	2,120	2,321		7.50%, 09/15/2023	5	5
4.50%, 03/20/2040	2,698	2,984		7.50%, 10/15/2023	9	10
4.50%, 07/15/2040	9,948	10,937		7.50%, 11/15/2023	10	11
5.00%, 09/15/2033	21	23		8.00%, 07/15/2026	2	3
5.00%, 02/15/2034	1,190	1,310		8.00%, 08/15/2026	5	6
5.00%, 09/15/2039	5,000	5,473		8.00%, 01/15/2027	2	2
5.00%, 09/15/2039	190	211		8.00%, 02/15/2027	1	1
5.50%, 07/20/2033	540	596		8.00%, 06/15/2027	1	1
5.50%, 11/15/2033	144	159				$57,736
5.50%, 02/20/2034	458	510
5.50%, 03/20/2034	570	634		U.S. Treasury - 5.12%
5.50%, 05/20/2035	574	639		1.75%, 10/31/2018	5,600	5,873
5.50%, 11/15/2038	641	708		3.13%, 05/15/2019	3,500	3,964
5.50%, 01/15/2039	745	830		4.25%, 11/15/2040	2,900	3,703
5.50%, 01/15/2039	273	302		4.88%, 08/15/2016	3,000	3,472
5.50%, 03/15/2039	644	727		6.25%, 08/15/2023	3,600	5,162
6.00%, 06/20/2024	30	33				$22,174
6.00%, 06/20/2024	109	122		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/20/2026	7	8		OBLIGATIONS		$293,249
6.00%, 04/20/2026	21	23			Maturity
6.00%, 05/20/2026	11	12		REPURCHASE AGREEMENTS - 0.76%	Amount (000's)	Value (000's)
6.00%, 06/20/2026	13	15		Banks - 0.76%
6.00%, 06/20/2026	13	15		Investment in Joint Trading Account; Credit	$598	$598
6.00%, 07/20/2026	10	11		Suisse Repurchase Agreement; 0.19%
6.00%, 09/20/2026	17	19		dated 12/31/2012 maturing 01/02/2013
6.00%, 03/20/2027	59	66		(collateralized by US Government
6.00%, 01/20/2028	12	13		Securities; $610,331; 5.25% - 8.00%; dated
6.00%, 03/20/2028	8	9		11/15/21 - 08/15/29)
6.00%, 06/20/2028	45	51		Investment in Joint Trading Account; Deutsche	201	201
6.00%, 07/20/2028	29	32		Bank Repurchase Agreement; 0.20% dated
6.00%, 02/20/2029	29	33		12/31/2012 maturing 01/02/2013
6.00%, 03/20/2029	56	63		(collateralized by US Government
6.00%, 07/20/2029	58	65		Securities; $204,897; 1.25% - 4.63%; dated
6.00%, 05/20/2032(b)	111	125
				10/15/14 - 09/28/16)
6.00%, 07/20/2033	383	433		Investment in Joint Trading Account; JP	1,122	1,122
6.50%, 12/20/2025	21	24		Morgan Repurchase Agreement; 0.18%
6.50%, 01/20/2026	43	49		dated 12/31/2012 maturing 01/02/2013
6.50%, 02/20/2026	28	31		(collateralized by US Government
6.50%, 03/20/2031	33	38		Securities; $1,144,372; 0.00% - 6.25%;
6.50%, 04/20/2031	36	41		dated 10/28/13 - 07/15/32)
6.50%, 04/20/2034	71	82		Investment in Joint Trading Account; Merrill	1,389	1,389
6.50%, 11/15/2038	1,295	1,474		Lynch Repurchase Agreement; 0.12%
7.00%, 12/15/2027	14	17		dated 12/31/2012 maturing 01/02/2013
7.00%, 01/15/2028	15	18		(collateralized by US Government
7.00%, 01/15/2028	3	4		Securities; $1,416,841; 0.00% - 9.38%;
7.00%, 01/15/2028	3	3		dated 01/02/13 - 01/22/37)
7.00%, 01/15/2028	3	4				$3,310
7.00%, 01/15/2028	7	9		TOTAL REPURCHASE AGREEMENTS		$3,310
7.00%, 03/15/2028	169	202
7.00%, 05/15/2028	63	75		Total Investments		$430,578
7.00%, 01/15/2029	21	25		Other Assets in Excess of Liabilities, Net - 0.63%		$2,737
7.00%, 03/15/2029	9	11		TOTAL NET ASSETS - 100.00%		$433,315
7.00%, 05/15/2031	24	29
7.00%, 06/20/2031	22	26		(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 09/15/2031	79	94		1933. These securities may be resold in transactions exempt from
7.00%, 06/15/2032	256	305		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 01/15/2023	2	2		indicated, these securities are not considered illiquid. At the end of the
7.50%, 01/15/2023	1	1		period, the value of these securities totaled $35,800 or 8.26% of net
7.50%, 01/15/2023	1	1		assets.
7.50%, 02/15/2023	3	3		(b)	Variable Rate. Rate shown is in effect at December 31, 2012.
7.50%, 02/15/2023	2	2		(c)	Fair value is determined in accordance with procedures established in
7.50%, 02/15/2023	8	9		good faith by the Board of Directors. At the end of the period, the fair
7.50%, 03/15/2023	9	10		value of these securities totaled $5,135 or 1.19% of net assets.
7.50%, 03/15/2023	4	4
7.50%, 04/15/2023	27	31
7.50%, 06/15/2023	4	4

See accompanying notes

72

Schedule of Investments Government & High Quality Bond Account December 31, 2012

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	92.05%
Government	5.12%
Asset Backed Securities	1.44%
Financial	0.76%
Other Assets in Excess of Liabilities, Net	0.63%
TOTAL NET ASSETS	100.00%

See accompanying notes

73

Schedule of Investments
Income Account
December 31, 2012

COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
Transportation - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
Trailer Bridge Inc (a),(b)	1,186		$—		Chemicals - 0.71%
					Airgas Inc
TOTAL COMMON STOCKS			$—		4.50%, 09/15/2014	$2,000		$2,111
	Principal
BONDS- 67.81%	Amount (000's)	Value	(000	's)	Commercial Services - 1.85%
Aerospace & Defense - 1.14%					Ceridian Corp
Boeing Co/The					11.25%, 11/15/2015(d)	3,000		3,000
8.75%, 08/15/2021	$850		$1,261		ERAC USA Finance LLC
Lockheed Martin Corp					6.38%, 10/15/2017(c)	1,000		1,209
4.07%, 12/15/2042(c)	2,160		2,123		7.00%, 10/15/2037(c)	1,000		1,270
			$3,384					$5,479
Airlines - 0.55%					Diversified Financial Services - 3.34%
Southwest Airlines Co 1994-A Pass Through					DVI Inc
Trust					0.00%, 02/01/2004(a),(b),(e)	900		68
9.15%, 07/01/2016	1,521		1,621		0.00%, 02/01/2004(a),(b),(e)	400		30
					Ford Motor Credit Co LLC
					3.98%, 06/15/2016	3,000		3,185
Automobile Parts & Equipment - 0.65%					General Electric Capital Corp
Accuride Corp					4.65%, 10/17/2021	1,000		1,141
9.50%, 08/01/2018	2,000		1,930		5.30%, 02/11/2021	500		580
					International Lease Finance Corp
Banks- 9.57%					8.75%, 03/15/2017(d)	1,500		1,733
Bank of America Corp					Jefferies Group Inc
5.42%, 03/15/2017	800		876		5.13%, 04/13/2018	750		788
8.00%, 12/29/2049(d)	1,000		1,106		6.25%, 01/15/2036	1,425		1,475
8.13%, 12/29/2049(d)	1,000		1,107		8.50%, 07/15/2019	750		896
Citigroup Inc								$9,896
3.95%, 06/15/2016	2,000		2,153		Electric - 8.00%
4.50%, 01/14/2022	1,000		1,116		Exelon Generation Co LLC
Goldman Sachs Group Inc/The					6.20%, 10/01/2017	2,000		2,362
3.63%, 02/07/2016	500		529		GenOn Americas Generation LLC
5.38%, 03/15/2020	2,000		2,292		8.50%, 10/01/2021	1,250		1,425
ING Bank NV					GenOn Energy Inc
5.00%, 06/09/2021(c)	2,000		2,253
					9.88%, 10/15/2020	750		866
JP Morgan Chase & Co					LG&E and KU Energy LLC
5.13%, 09/15/2014	850		904		4.38%, 10/01/2021	1,000		1,097
7.90%, 04/29/2049(d)	2,000		2,266
					Metropolitan Edison Co
Morgan Stanley					4.95%, 03/15/2013	1,000		1,008
4.75%, 04/01/2014	850		880		Nisource Finance Corp
5.50%, 07/28/2021	1,000		1,135		5.25%, 09/15/2017	2,000		2,288
6.25%, 08/09/2026	850		998		Ohio Edison Co
PNC Financial Services Group Inc					5.45%, 05/01/2015	850		939
6.75%, 08/01/2049(d)	2,000		2,271
					6.88%, 07/15/2036	1,000		1,295
US Bancorp					Oncor Electric Delivery Co LLC
1.65%, 05/15/2017	3,000		3,057		7.00%, 09/01/2022	2,000		2,542
Wells Fargo & Co					PacifiCorp
4.63%, 04/15/2014	1,900		1,998		4.95%, 08/15/2014	775		825
7.98%, 03/29/2049(d)	3,000		3,443
					5.25%, 06/15/2035	850		1,003
			$28,384		6.25%, 10/15/2037	500		674
Beverages - 1.31%					PPL Energy Supply LLC
Anheuser-Busch InBev Worldwide Inc					5.70%, 10/15/2035	2,000		2,208
2.50%, 07/15/2022	750		755		Southwestern Electric Power Co
7.75%, 01/15/2019	2,000		2,671		3.55%, 02/15/2022	1,000		1,056
Innovation Ventures LLC / Innovation					5.38%, 04/15/2015	1,275		1,366
Ventures Finance Corp					TransAlta Corp
9.50%, 08/15/2019(c)	500		470		4.50%, 11/15/2022	1,750		1,774
			$3,896		Tucson Electric Power Co
					3.85%, 03/15/2023	1,000		1,013
Biotechnology - 1.31%								$23,741
Amgen Inc
3.63%, 05/15/2022	500		537		Environmental Control - 1.13%
3.88%, 11/15/2021	2,000		2,197		Republic Services Inc
Gilead Sciences Inc					3.55%, 06/01/2022	1,000		1,043
4.40%, 12/01/2021	1,000		1,140		5.00%, 03/01/2020	2,000		2,319
			$3,874					$3,362
					Food- 0.56%
					Ingredion Inc
					4.63%, 11/01/2020	1,500		1,675

See accompanying notes

74

Schedule of Investments
Income Account
December 31, 2012

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Forest Products & Paper - 0.75%					Mining - 0.63%
Plum Creek Timberlands LP					Xstrata Canada Corp
4.70%, 03/15/2021	$2,000		$2,223		6.00%, 10/15/2015	$1,675		$1,861
Gas- 0.62%					Oil & Gas - 5.27%
Sempra Energy					BG Energy Capital PLC
6.15%, 06/15/2018	1,500		1,840		4.00%, 10/15/2021(c)	2,000		2,204
					BP Capital Markets PLC
					3.25%, 05/06/2022	1,000		1,054
Healthcare - Services - 2.29%					4.75%, 03/10/2019	2,000		2,319
Alliance HealthCare Services Inc
8.00%, 12/01/2016	3,000		2,730		Nabors Industries Inc
HCA Inc					5.00%, 09/15/2020	1,000		1,087
7.50%, 11/06/2033	250		251		Petrobras International Finance Co - Pifco
					5.38%, 01/27/2021	750		844
HealthSouth Corp					Petro-Canada
7.25%, 10/01/2018	238		258		4.00%, 07/15/2013	850		864
7.75%, 09/15/2022	904		991
MultiPlan Inc					9.25%, 10/15/2021	1,075		1,549
9.88%, 09/01/2018(c)	1,000		1,115		Phillips 66
					4.30%, 04/01/2022(c)	1,000		1,117
Tenet Healthcare Corp
10.00%, 05/01/2018	1,262		1,436		Rowan Cos Inc
					4.88%, 06/01/2022	750		815
			$6,781		5.00%, 09/01/2017	2,000		2,222
Insurance - 2.60%					XTO Energy Inc
Aspen Insurance Holdings Ltd					6.75%, 08/01/2037	1,000		1,547
6.00%, 08/15/2014	1,425		1,518					$15,622
Farmers Insurance Exchange
6.00%, 08/01/2014(c)	850		901		Oil & Gas Services - 1.10%
					Schlumberger Investment SA
Fidelity National Financial Inc					3.30%, 09/14/2021(c)	1,000		1,065
6.60%, 05/15/2017	2,500		2,818		Weatherford International Ltd/Bermuda
Prudential Financial Inc					5.13%, 09/15/2020	2,000		2,204
7.38%, 06/15/2019	1,000		1,270
8.88%, 06/15/2049(d)	1,000		1,215					$3,269
			$7,722		Packaging & Containers - 1.04%
					Sealed Air Corp
Iron & Steel - 1.42%					6.88%, 07/15/2033(c)	1,000		960
Allegheny Technologies Inc					7.88%, 06/15/2017	2,000		2,132
5.95%, 01/15/2021	2,000		2,216
ArcelorMittal								$3,092
6.00%, 03/01/2021(d)	2,000		1,994		Pharmaceuticals - 0.34%
			$4,210		AbbVie Inc
					2.90%, 11/06/2022(c)	1,000		1,018
Leisure Products & Services - 1.64%
Carnival Corp
7.20%, 10/01/2023	1,475		1,784		Pipelines - 2.46%
Royal Caribbean Cruises Ltd					ANR Pipeline Co
6.88%, 12/01/2013	850		887		9.63%, 11/01/2021	1,000		1,513
7.25%, 03/15/2018	1,000		1,130		El Paso Natural Gas Co LLC
Seven Seas Cruises S de RL LLC					7.50%, 11/15/2026	2,100		2,784
9.13%, 05/15/2019	1,000		1,057		Enterprise Products Operating LLC
			$4,858		6.38%, 02/01/2013	350		351
					Express Pipeline LP
Lodging - 0.77%					7.39%, 12/31/2017(c)	1,328		1,437
Boyd Acquisition Sub LLC/Boyd Acquisition					Southern Natural Gas Co LLC
Finance Corp					8.00%, 03/01/2032	850		1,212
8.38%, 02/15/2018(c)	250		260
Boyd Gaming Corp								$7,297
9.13%, 12/01/2018	2,000		2,040		Real Estate - 0.84%
			$2,300		WEA Finance LLC / WT Finance Aust Pty
					Ltd
Media- 2.45%					6.75%, 09/02/2019(c)	2,000		2,478
Comcast Corp
6.45%, 03/15/2037	2,000		2,567
Historic TW Inc					REITS- 8.84%
9.15%, 02/01/2023	250		369		Alexandria Real Estate Equities Inc
News America Inc					4.60%, 04/01/2022	1,250		1,342
6.40%, 12/15/2035	1,000		1,241		Arden Realty LP
8.00%, 10/17/2016	1,000		1,232		5.25%, 03/01/2015	1,000		1,076
Time Warner Cable Inc					BioMed Realty LP
6.55%, 05/01/2037	1,500		1,856		3.85%, 04/15/2016	1,000		1,055
			$7,265		4.25%, 07/15/2022	1,000		1,043
					6.13%, 04/15/2020	1,000		1,164

See accompanying notes

75

Schedule of Investments
Income Account
December 31, 2012

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS - 26.05%	Amount (000's)	Value	(000	's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
REITS (continued)			9.15%
CubeSmart LP			3.00%, 04/01/2042	$1,835		$1,920
4.80%, 07/15/2022	$1,750	$1,901	3.00%, 10/01/2042	1,991		2,083
Duke Realty LP
8.25%, 08/15/2019	2,000	2,557	3.00%, 10/01/2042	989		1,038
			3.00%, 11/01/2042	997		1,043
HCP Inc			3.00%, 12/01/2042	448		469
3.75%, 02/01/2019	1,000	1,055
6.00%, 03/01/2015	1,675	1,821	3.50%, 10/01/2041	1,557		1,657
			3.50%, 04/01/2042	2,823		3,011
Health Care REIT Inc			3.50%, 04/01/2042	1,885		2,006
6.13%, 04/15/2020	1,000	1,171
6.20%, 06/01/2016	1,675	1,911	4.50%, 08/01/2033	730		785
			4.50%, 05/01/2039	1,524		1,635
Healthcare Realty Trust Inc			4.50%, 06/01/2039	704		779
6.50%, 01/17/2017	2,000	2,287
Hospitality Properties Trust			4.50%, 07/01/2039	2,148		2,371
			5.00%, 08/01/2019	577		622
5.00%, 08/15/2022	750	794	5.00%, 08/01/2035	2,072		2,258
Kimco Realty Corp			5.00%, 11/01/2035	718		776
6.88%, 10/01/2019	2,000	2,470
Simon Property Group LP			5.00%, 10/01/2038	1,933		2,062
			5.50%, 11/01/2017	103		111
10.35%, 04/01/2019	2,000	2,860	5.50%, 01/01/2018	64		69
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022	1,750	1,716	5.50%, 05/01/2031	63		70
			5.50%, 06/01/2035	378		410
		$26,223	5.50%, 01/01/2036	625		693
Retail - 0.74%			5.50%, 04/01/2036	319		351
Sonic Automotive Inc			6.00%, 03/01/2031	43		47
9.00%, 03/15/2018	2,000	2,195	6.00%, 05/01/2032	104		115
			6.00%, 06/01/2038	583		640
			6.50%, 06/01/2029	34		40
Savings & Loans - 0.60%			6.50%, 08/01/2029	24		28
First Niagara Financial Group Inc			7.00%, 01/01/2032	37		43
6.75%, 03/19/2020	500	592	9.00%, 01/01/2025	6		7
7.25%, 12/15/2021	1,000	1,193				$27,139
		$1,785
			Federal National Mortgage Association (FNMA) - 13.76%
Telecommunications - 1.67%			2.50%, 11/01/2042	996		1,017
Corning Inc			3.00%, 03/01/2042	1,854		1,944
4.75%, 03/15/2042	750	790	3.00%, 03/01/2042	1,815		1,904
6.63%, 05/15/2019	500	637	3.00%, 05/01/2042	958		1,005
Qwest Corp			3.00%, 06/01/2042	954		1,001
6.75%, 12/01/2021	3,000	3,516	3.00%, 06/01/2042	1,872		1,963
		$4,943	3.00%, 08/01/2042	956		1,003
Transportation - 0.56%			3.00%, 09/01/2042	1,934		2,029
Trailer Bridge Inc			3.50%, 12/01/2040	1,712		1,826
12.86%, 03/31/2017(b),(d),(e)	1,676	1,676	3.50%, 12/01/2041	727		775
			3.50%, 03/01/2042	964		1,031
			3.50%, 04/01/2042	1,708		1,822
Trucking & Leasing - 1.06%			4.00%, 03/01/2039	1,711		1,836
Penske Truck Leasing Co Lp / PTL Finance			4.00%, 08/01/2040	1,504		1,614
Corp			4.00%, 09/01/2040	2,839		3,120
3.75%, 05/11/2017(c)	3,000	3,139
			4.00%, 11/01/2040	1,439		1,544
			4.00%, 10/01/2041	1,502		1,612
TOTAL BONDS		$201,150	4.00%, 10/01/2041	1,635		1,755
	Principal		4.50%, 06/01/2039	873		943
CONVERTIBLE BONDS - 0.30%	Amount (000's)	Value (000's)	4.50%, 08/01/2039	629		700
Pharmaceuticals - 0.30%			4.50%, 05/01/2040	2,270		2,496
Omnicare Inc			5.00%, 01/01/2018	179		194
3.25%, 12/15/2035	894	892	5.00%, 08/01/2035	1,264		1,373
			5.00%, 04/01/2039	648		710
TOTAL CONVERTIBLE BONDS		$892	5.00%, 12/01/2039	605		671
			5.00%, 04/01/2040	1,455		1,615
SENIOR FLOATING RATE INTERESTS -	Principal		5.00%, 06/01/2040	1,153		1,280
0.98%	Amount (000's) Value (000's)		5.50%, 03/01/2033	102		112
Entertainment - 0.38%			5.50%, 06/01/2033	482		531
CCM Merger Inc, Term Loan B			5.50%, 02/01/2035	956		1,058
6.00%, 02/01/2017(d)	$1,122	$1,124	6.00%, 04/01/2032	89		99
			6.50%, 05/01/2031	9		10
			6.50%, 04/01/2032	125		147
Transportation - 0.60%			6.50%, 05/01/2032	68		77
Trailer Bridge Inc, Term Loan
10.00%, 04/02/2016(b),(d),(e)	1,775	1,775	7.00%, 01/01/2030	2		2
						$40,819

TOTAL SENIOR FLOATING RATE INTERESTS		$2,899

See accompanying notes

76

Schedule of Investments
Income Account
December 31, 2012

				Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Financial	28.37%
				Mortgage Securities	22.98%
Government National Mortgage Association (GNMA) -				Energy	8.83%
0.07%
6.00%, 05/20/2032(d)	$95	$108		Utilities	8.62%
7.00%, 06/20/2031	79	95		Consumer, Non-cyclical	7.96%
				Industrial	5.53%
9.00%, 02/15/2025	11	11		Consumer, Cyclical	4.74%
		$214		Communications	4.12%
U.S. Treasury - 3.07%				Basic Materials	3.51%
2.63%, 11/15/2020	1,000	1,097		Government	3.07%
2.75%, 02/15/2019	2,000	2,215		Other Assets in Excess of Liabilities, Net	2.27%
3.13%, 05/15/2019	2,000	2,265		TOTAL NET ASSETS	100.00%
3.63%, 02/15/2020	2,000	2,337
3.75%, 08/15/2041	1,000	1,175
		$9,089
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$77,261
	Maturity
REPURCHASE AGREEMENTS - 2.59%	Amount (000's)	Value(000	's)
Banks- 2.59%
Investment in Joint Trading Account; Credit	$1,389	$1,388
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,416,435; 5.25% - 8.00%;
dated 11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	466	466
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $475,518; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	2,604	2,604
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $2,655,815; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,224	3,224
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,288,152; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$7,682
TOTAL REPURCHASE AGREEMENTS		$7,682
Total Investments		$289,884
Other Assets in Excess of Liabilities, Net - 2.27%		$6,747
TOTAL NET ASSETS - 100.00%		$296,631

(a)	Non-Income Producing Security
(b)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,549 or 1.20% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $23,019 or 7.76% of net assets.
(d)	Variable Rate. Rate shown is in effect at December 31, 2012.
(e)	Security is Illiquid

See accompanying notes

77

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS - 97.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.07%				Beverages - 2.23%
Interpublic Group of Cos Inc/The	5,300	$58		Coca-Cola Co/The	38,301		$1,388
Omnicom Group Inc	1,081	54		Coca-Cola Enterprises Inc	5,027		160
		$112		Constellation Brands Inc (a)	597		21
				Dr Pepper Snapple Group Inc	2,000		88
Aerospace & Defense - 1.33%				Green Mountain Coffee Roasters Inc (a)	1,400		58
Boeing Co/The	6,067	457		Molson Coors Brewing Co	620		26
General Dynamics Corp	866	60		Monster Beverage Corp (a)	1,300		69
L-3 Communications Holdings Inc	392	30		PepsiCo Inc	24,020		1,644
Lockheed Martin Corp	703	65					$3,454
Northrop Grumman Corp	659	44
Orbital Sciences Corp (a)	59,130	814		Biotechnology - 0.95%
Raytheon Co	867	50		Alexion Pharmaceuticals Inc (a)	1,449		136
Rockwell Collins Inc	578	34		Amgen Inc	4,529		391
United Technologies Corp	6,180	507		Biogen Idec Inc (a)	1,726		253
		$2,061		Celgene Corp (a)	2,236		176
				Dendreon Corp (a)	3,700		20
Agriculture - 2.16%				Gilead Sciences Inc (a)	5,791		425
Altria Group Inc	9,321	293		Life Technologies Corp (a)	1,413		69
Archer-Daniels-Midland Co	4,800	132					$1,470
Lorillard Inc	531	62
Philip Morris International Inc	34,209	2,861		Building Materials - 0.32%
		$3,348		Eagle Materials Inc	7,180		420
				Martin Marietta Materials Inc	800		76
Airlines - 0.05%							$496
Southwest Airlines Co	3,027	31
United Continental Holdings Inc (a)	2,200	51		Chemicals - 2.42%
		$82		Air Products & Chemicals Inc	1,151		96
				Airgas Inc	272		25
Apparel - 0.26%				Celanese Corp	1,800		80
Coach Inc	762	43		CF Industries Holdings Inc	255		52
Michael Kors Holdings Ltd (a)	900	46
				Dow Chemical Co/The	4,747		153
Nike Inc	4,308	222		Eastman Chemical Co	622		42
Ralph Lauren Corp	248	37		Ecolab Inc	16,926		1,217
VF Corp	357	54		EI du Pont de Nemours & Co	2,427		109
		$402		FMC Corp	559		33
Automobile Manufacturers - 0.83%				International Flavors & Fragrances Inc	314		21
Ford Motor Co	52,576	681		LyondellBasell Industries NV	14,825		847
General Motors Co (a)	4,500	130		Monsanto Co	3,290		312
Honda Motor Co Ltd ADR	12,940	478		Mosaic Co/The	2,126		121
		$1,289		Potash Corp of Saskatchewan Inc	1,800		73
				PPG Industries Inc	1,088		148
Automobile Parts & Equipment - 0.19%				Praxair Inc	2,277		249
BorgWarner Inc (a)	458	33		Sherwin-Williams Co/The	947		145
Delphi Automotive PLC (a)	2,100	80		Sigma-Aldrich Corp	482		35
Johnson Controls Inc	4,039	124					$3,758
TRW Automotive Holdings Corp (a)	1,200	65
		$302		Coal - 0.03%
				Consol Energy Inc	1,500		48
Banks - 8.38%
Bank of America Corp	67,518	783
Bank of New York Mellon Corp/The	2,728	70		Commercial Services - 0.99%
BB&T Corp	1,775	52		ADT Corp/The	700		33
				Apollo Group Inc (a)	386		8
Capital One Financial Corp	19,007	1,101
Citigroup Inc	55,027	2,177		Automatic Data Processing Inc	13,829		788
Comerica Inc	770	23		Equifax Inc	479		26
Fifth Third Bancorp	3,745	57		H&R Block Inc	1,075		20
Goldman Sachs Group Inc/The	3,247	415		Iron Mountain Inc	2,463		77
Huntington Bancshares Inc/OH	3,459	22		Mastercard Inc	695		341
JP Morgan Chase & Co	57,558	2,531		Moody's Corp	2,387		120
KeyCorp	3,610	30		Robert Half International Inc	2,268		72
M&T Bank Corp	489	48		Total System Services Inc	642		14
Morgan Stanley	8,494	162		Western Union Co/The	2,456		33
Northern Trust Corp	3,791	190					$1,532
PNC Financial Services Group Inc	4,839	282		Computers - 7.05%
Regions Financial Corp	10,000	71		Accenture PLC - Class A	4,040		269
State Street Corp	3,450	162		Apple Inc	11,210		5,975
SunTrust Banks Inc	29,893	848		Cognizant Technology Solutions Corp (a)	685		51
US Bancorp	13,363	427		Dell Inc	32,736		331
Wells Fargo & Co	102,048	3,488		EMC Corp/MA (a)	27,204		689
Zions Bancorporation	2,500	54		Hewlett-Packard Co	5,129		73
		$12,993		International Business Machines Corp	12,644		2,422
				NetApp Inc (a)	4,081		137

See accompanying notes

78

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment (continued)
SanDisk Corp (a)	19,960	$869		Molex Inc	549		$15
Seagate Technology PLC	1,440	44					$280
Teradata Corp (a)	664	41
Western Digital Corp	905	38		Electronics - 2.37%
		$10,939		Agilent Technologies Inc	3,119		128
				Amphenol Corp	643		42
Consumer Products - 0.07%				FLIR Systems Inc	607		14
Avery Dennison Corp	425	15		Honeywell International Inc	25,449		1,614
Kimberly-Clark Corp	1,039	88		Jabil Circuit Inc	737		14
		$103		TE Connectivity Ltd	1,742		65
				Thermo Fisher Scientific Inc	17,314		1,104
Cosmetics & Personal Care - 1.57%				Tyco International Ltd	23,583		690
Avon Products Inc	5,500	79					$3,671
Colgate-Palmolive Co	2,499	261
Estee Lauder Cos Inc/The	959	57		Engineering & Construction - 0.05%
Procter & Gamble Co/The	30,050	2,041		Fluor Corp	679		40
		$2,438		Jacobs Engineering Group Inc (a)	514		22
				McDermott International Inc (a)	1,600		17
Distribution & Wholesale - 0.15%							$79
Fastenal Co	1,300	61
Fossil Inc (a)	700	65		Environmental Control - 0.10%
Genuine Parts Co	631	40		Stericycle Inc (a)	1,642		153
WW Grainger Inc	343	69
		$235		Food - 2.57%
Diversified Financial Services - 1.77%				Campbell Soup Co	719		25
American Express Co	22,570	1,297		ConAgra Foods Inc	1,622		48
Ameriprise Financial Inc	2,658	167		Dean Foods Co (a)	752		12
BlackRock Inc	360	74		General Mills Inc	6,429		260
CME Group Inc/IL	2,100	107		Hershey Co/The	605		44
Discover Financial Services	2,551	98		HJ Heinz Co	723		42
Federated Investors Inc	369	7		Kellogg Co	12,125		677
Franklin Resources Inc	1,120	141		Kraft Foods Group Inc	2,908		132
IntercontinentalExchange Inc (a)	500	62		Kroger Co/The	4,800		125
Invesco Ltd	7,813	204		McCormick & Co Inc/MD	34,329		2,181
NASDAQ OMX Group Inc/The	499	12		Mondelez International Inc	8,099		207
SLM Corp	3,976	68		Sysco Corp	1,321		42
T Rowe Price Group Inc	715	47		Tyson Foods Inc	1,156		22
TD Ameritrade Holding Corp	3,200	54		Whole Foods Market Inc	1,799		164
Visa Inc	2,707	410					$3,981
		$2,748		Forest Products & Paper - 0.81%
Electric - 2.28%				International Paper Co	31,399		1,251
AES Corp/VA	19,876	212
Ameren Corp	971	30		Gas - 0.99%
American Electric Power Co Inc	3,401	145		CenterPoint Energy Inc	6,305		122
Calpine Corp (a)	3,300	60
				NiSource Inc	1,237		31
CMS Energy Corp	2,579	63		Sempra Energy	19,434		1,378
Consolidated Edison Inc	785	44					$1,531
Dominion Resources Inc/VA	2,326	121
DTE Energy Co	677	41		Hand & Machine Tools - 0.04%
Duke Energy Corp	1,636	104		Snap-on Inc	233		18
Entergy Corp	3,022	193		Stanley Black & Decker Inc	700		52
Exelon Corp	4,683	139					$70
FirstEnergy Corp	3,167	132
Integrys Energy Group Inc	317	16		Healthcare - Products - 1.41%
NextEra Energy Inc	1,134	78		Baxter International Inc	3,641		243
NRG Energy Inc	5,000	115		Becton Dickinson and Co	812		63
NV Energy Inc	38,810	704		Covidien PLC	17,820		1,029
PG&E Corp	3,334	134		CR Bard Inc	400		39
Pinnacle West Capital Corp	436	22		DENTSPLY International Inc	2,900		115
				Edwards Lifesciences Corp (a)	1,371		123
PPL Corp	1,558	45		Hospira Inc (a)	500		16
Public Service Enterprise Group Inc	2,061	63		Intuitive Surgical Inc (a)	191		94
SCANA Corp	502	23
Southern Co/The	2,427	104		Medtronic Inc	2,686		110
TECO Energy Inc	3,313	56		Patterson Cos Inc	345		12
Wisconsin Energy Corp	22,708	837		St Jude Medical Inc	1,236		45
Xcel Energy Inc	1,986	53		Stryker Corp	3,166		174
		$3,534		Zimmer Holdings Inc	1,911		127
							$2,190
Electrical Components & Equipment - 0.18%
Emerson Electric Co	3,500	185		Healthcare - Services - 0.55%
Energizer Holdings Inc	1,000	80		Aetna Inc	1,361		63

See accompanying notes

79

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Lodging (continued)
DaVita HealthCare Partners Inc (a)	332	$37		Wyndham Worldwide Corp	578		$31
HCA Holdings Inc	2,000	60					$976
Humana Inc	646	44
Quest Diagnostics Inc	1,626	94		Machinery - Construction & Mining - 0.53%
UnitedHealth Group Inc	7,319	398		Caterpillar Inc	8,828		791
WellPoint Inc	2,604	159		Joy Global Inc	405		26
		$855					$817
Home Builders - 1.17%				Machinery - Diversified - 1.13%
Lennar Corp	13,687	529		Cummins Inc	2,264		245
Pulte Group Inc (a)	1,376	25		Deere & Co	9,744		842
Toll Brothers Inc (a)	38,900	1,258		Flowserve Corp	3,908		574
		$1,812		Rockwell Automation Inc	554		47
				Roper Industries Inc	387		43
Home Furnishings - 0.05%							$1,751
Harman International Industries Inc	1,185	53
Whirlpool Corp	309	31		Media - 3.29%
		$84		CBS Corp	1,626		62
				Comcast Corp - Class A	13,849		517
Housewares - 0.02%				DIRECTV (a)	3,187		160
Newell Rubbermaid Inc	1,141	25		Discovery Communications Inc - A Shares (a)	1,006		64
				Discovery Communications Inc - C Shares (a)	1,050		61
				Gannett Co Inc	948		17
Insurance - 3.06%				McGraw-Hill Cos Inc/The	2,141		117
ACE Ltd	955	76
Aflac Inc	1,320	70		News Corp - Class A	8,538		218
Allstate Corp/The	6,766	272		News Corp - Class B	55,370		1,453
American International Group Inc (a)	3,428	121		Scripps Networks Interactive Inc	330		19
Aon PLC	744	41		Time Warner Cable Inc	2,945		287
Assurant Inc	349	12		Time Warner Inc	5,037		241
Berkshire Hathaway Inc - Class A (a)	6	804		Viacom Inc	3,193		168
Berkshire Hathaway Inc - Class B (a)	6,542	587		Walt Disney Co/The	34,442		1,715
Chubb Corp/The	2,649	200					$5,099
Cincinnati Financial Corp	595	23		Metal Fabrication & Hardware - 0.14%
Hartford Financial Services Group Inc	1,741	39		Precision Castparts Corp	1,128		214
Lincoln National Corp	1,136	30
Loews Corp	2,873	117
Marsh & McLennan Cos Inc	5,133	177		Mining - 0.47%
MetLife Inc	46,774	1,541		Freeport-McMoRan Copper & Gold Inc	5,755		197
Progressive Corp/The	8,238	174		Newmont Mining Corp	8,973		416
Prudential Financial Inc	1,320	70		Rio Tinto PLC ADR	1,200		70
Torchmark Corp	365	19		Vulcan Materials Co	900		47
Travelers Cos Inc/The	1,386	100					$730
Willis Group Holdings PLC	2,100	70		Miscellaneous Manufacturing - 3.22%
XL Group PLC	7,900	198		3M Co	4,861		450
		$4,741		Danaher Corp	7,126		398
Internet - 4.37%				Dover Corp	744		49
Amazon.com Inc (a)	4,524	1,136		Eaton Corp PLC	11,222		608
eBay Inc (a)	20,418	1,042		General Electric Co	117,210		2,460
Expedia Inc	379	23		Illinois Tool Works Inc	1,126		69
Facebook Inc (a)	21,530	573		Ingersoll-Rand PLC	3,867		186
Google Inc (a)	5,001	3,547		Leggett & Platt Inc	561		15
priceline.com Inc (a)	435	270		Pall Corp	973		59
Symantec Corp (a)	2,864	54		Parker Hannifin Corp	1,608		137
TripAdvisor Inc (a)	446	19		Pentair Ltd	9,591		471
VeriSign Inc (a)	1,613	63		Textron Inc	3,844		95
Yahoo! Inc (a)	2,856	57					$4,997
		$6,784		Office & Business Equipment - 0.03%
Iron & Steel - 0.05%				Pitney Bowes Inc	799		9
Cliffs Natural Resources Inc	568	22		Xerox Corp	5,326		36
Nucor Corp	1,400	60					$45
		$82		Oil & Gas - 7.69%
Leisure Products & Services - 0.81%				Anadarko Petroleum Corp	3,202		238
Carnival Corp	4,400	162		Apache Corp	3,221		253
Harley-Davidson Inc	22,330	1,090		Chevron Corp	20,172		2,181
		$1,252		Cimarex Energy Co	600		35
				ConocoPhillips	4,576		265
Lodging - 0.63%				Denbury Resources Inc (a)	1,593		26
Las Vegas Sands Corp	3,100	143		Devon Energy Corp	2,783		145
Marriott International Inc/DE	1,025	38		Diamond Offshore Drilling Inc	13,307		905
Starwood Hotels & Resorts Worldwide Inc	13,309	764		Ensco PLC	944		56

See accompanying notes

80

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
EOG Resources Inc	705	$85		Health Care REIT Inc	1,037		$64
EQT Corp	1,497	88		Kimco Realty Corp	1,628		31
Exxon Mobil Corp	64,308	5,566		Plum Creek Timber Co Inc	627		28
Helmerich & Payne Inc	429	24		Public Storage	733		106
Hess Corp	11,440	606		Simon Property Group Inc	2,243		355
Marathon Oil Corp	1,808	55		SL Green Realty Corp	500		38
Marathon Petroleum Corp	880	55		Ventas Inc	771		50
Murphy Oil Corp	2,451	146		Vornado Realty Trust	2,275		182
Newfield Exploration Co (a)	1,432	38		Weyerhaeuser Co	4,798		134
Noble Corp	2,909	101					$2,782
Noble Energy Inc	458	47
Occidental Petroleum Corp	3,917	300		Retail - 5.28%
				AutoNation Inc (a)	157		6
Phillips 66	4,138	220		AutoZone Inc (a)	452		160
Pioneer Natural Resources Co	900	96		Bed Bath & Beyond Inc (a)	945		53
Range Resources Corp	900	57
Southwestern Energy Co (a)	2,300	77		Best Buy Co Inc	1,018		12
				Big Lots Inc (a)	262		7
Tesoro Corp	555	24		CarMax Inc (a)	6,000		225
Valero Energy Corp	5,643	192		Chipotle Mexican Grill Inc (a)	300		89
WPX Energy Inc (a)	3,066	46
		$11,927		Costco Wholesale Corp	1,138		112
				CVS Caremark Corp	18,991		919
Oil & Gas Services - 2.01%				Dollar General Corp (a)	1,462		65
Baker Hughes Inc	2,205	90		Dollar Tree Inc (a)	2,315		94
Cameron International Corp (a)	10,032	567		Gap Inc/The	1,214		38
FMC Technologies Inc (a)	2,000	86		Home Depot Inc/The	8,526		527
Halliburton Co	2,384	83		Kohl's Corp	4,861		209
National Oilwell Varco Inc	16,594	1,134		Lowe's Cos Inc	4,746		168
Schlumberger Ltd	16,700	1,156		Macy's Inc	4,308		168
		$3,116		McDonald's Corp	4,617		407
				Nordstrom Inc	622		33
Packaging & Containers - 0.08%				O'Reilly Automotive Inc (a)	470		42
Ball Corp	1,824	82		PetSmart Inc	440		30
Bemis Co Inc	411	14		PVH Corp	400		44
Owens-Illinois Inc (a)	657	14
				Ross Stores Inc	2,311		125
Sealed Air Corp	775	13		Staples Inc	2,723		31
		$123		Starbucks Corp	5,165		277
Pharmaceuticals - 8.26%				Target Corp	19,979		1,182
Abbott Laboratories	9,733	638		Tim Hortons Inc	400		20
AbbVie Inc	600	20		TJX Cos Inc	20,426		868
Allergan Inc/United States	1,700	156		Walgreen Co	1,991		74
AmerisourceBergen Corp	2,140	93		Wal-Mart Stores Inc	21,275		1,452
Bristol-Myers Squibb Co	30,122	982		Yum! Brands Inc	11,305		751
Cardinal Health Inc	1,389	57					$8,188
Eli Lilly & Co	5,689	281		Semiconductors - 2.99%
Express Scripts Holding Co (a)	5,831	315
Forest Laboratories Inc (a)	952	34		Applied Materials Inc	12,737		146
				ASML Holding NV (a)	17,437		1,123
GlaxoSmithKline PLC ADR	20,690	899		Atmel Corp (a)	9,800		64
Herbalife Ltd	700	23		Broadcom Corp	24,658		820
Johnson & Johnson	40,677	2,851		Intel Corp	23,248		479
McKesson Corp	1,935	188		KLA-Tencor Corp	1,966		94
Mead Johnson Nutrition Co	830	55		Linear Technology Corp	919		32
Merck & Co Inc	41,725	1,707		LSI Corp (a)	2,133		15
Perrigo Co	357	37		Micron Technology Inc (a)	9,300		59
Pfizer Inc	153,295	3,844		NVIDIA Corp	4,343		53
Roche Holding AG ADR	12,330	623		Qualcomm Inc	25,282		1,568
		$12,803		Teradyne Inc (a)	735		12
Pipelines - 0.29%				Texas Instruments Inc	4,468		138
Kinder Morgan Inc/Delaware	1,461	52		Xilinx Inc	1,047		38
ONEOK Inc	818	35					$4,641
Spectra Energy Corp	6,271	171		Software - 2.94%
Williams Cos Inc/The	5,714	187		Adobe Systems Inc (a)	1,143		43
		$445		Akamai Technologies Inc (a)	1,807		74
REITS - 1.79%				Autodesk Inc (a)	4,500		159
American Tower Corp	18,420	1,423		BMC Software Inc (a)	562		22
Apartment Investment & Management Co	556	15		CA Inc	1,393		31
AvalonBay Communities Inc	945	128		Check Point Software Technologies Ltd (a)	1,700		81
Boston Properties Inc	814	86		Dun & Bradstreet Corp/The	190		15
Equity Residential	834	47		Intuit Inc	781		46
General Growth Properties Inc	2,100	42		Microsoft Corp	79,663		2,130
HCP Inc	1,178	53		Oracle Corp	29,499		983

See accompanying notes

81

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
Software (continued)				Sector	Percent
Red Hat Inc (a)	2,986	$158
Salesforce.com Inc (a)	795	134		Consumer, Non-cyclical	20.76%
				Financial	16.86%
SAP AG ADR	8,440	678		Technology	13.01%
		$4,554		Communications	11.04%
Telecommunications - 3.30%				Industrial	10.77%
AT&T Inc	38,572	1,300		Energy	10.02%
CenturyLink Inc	1,402	55		Consumer, Cyclical	9.54%
Cisco Systems Inc	59,956	1,178		Basic Materials	3.75%
Corning Inc	3,884	49		Utilities	3.27%
Crown Castle International Corp (a)	2,276	164		Other Assets in Excess of Liabilities, Net	0.98%
Harris Corp	448	22		TOTAL NET ASSETS	100.00%
Juniper Networks Inc (a)	4,100	81
MetroPCS Communications Inc (a)	1,287	13
Motorola Solutions Inc	1,400	78
Verizon Communications Inc	50,296	2,176
		$5,116
Textiles - 0.03%
Cintas Corp	940	39
Toys, Games & Hobbies - 0.08%
Hasbro Inc	2,056	74
Mattel Inc	1,388	51
		$125
Transportation - 1.28%
CH Robinson Worldwide Inc	1,245	79
CSX Corp	6,717	133
Expeditors International of Washington Inc	600	24
FedEx Corp	2,362	217
Norfolk Southern Corp	834	52
Union Pacific Corp	3,037	381
United Parcel Service Inc	14,848	1,094
		$1,980
TOTAL COMMON STOCKS		$150,653
	Maturity
REPURCHASE AGREEMENTS - 1.86%	Amount (000's)	Value(000	's)
Banks- 1.86%
Investment in Joint Trading Account; Credit	$522	$522
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $532,874; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	175	175
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $178,894; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	980	980
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $999,137; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	1,213	1,213
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,237,027; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$2,890
TOTAL REPURCHASE AGREEMENTS		$2,890
Total Investments		$153,543
Other Assets in Excess of Liabilities, Net - 0.98%		$1,515
TOTAL NET ASSETS - 100.00%		$155,058

(a) Non-Income Producing Security

See accompanying notes

82

Schedule of Investments
LargeCap Blend Account II
December 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2013	Long	45	$3,183	$3,195	$12
Total					$12
All dollar amounts are shown in thousands (000's)

See accompanying notes

83

Schedule of Investments
LargeCap Growth Account
December 31, 2012

COMMON STOCKS - 95.50%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 0.40%				Machinery - Construction & Mining - 1.07%
Delta Air Lines Inc (a)	70,400	$836		Caterpillar Inc	25,300		$2,266
Apparel - 3.00%				Machinery - Diversified - 2.22%
Michael Kors Holdings Ltd (a)	56,854	2,901		Cummins Inc	21,600		2,340
Nike Inc	66,600	3,437		Deere & Co	27,041		2,337
		$6,338					$4,677
Banks - 2.98%				Media- 2.63%
Capital One Financial Corp	108,551	6,288		Comcast Corp - Class A	90,700		3,390
				Sirius XM Radio Inc	747,000		2,159
Beverages - 2.69%							$5,549
Coca-Cola Co/The	156,400	5,669		Miscellaneous Manufacturing - 1.45%
				General Electric Co	145,500		3,054
Biotechnology - 5.39%
Alexion Pharmaceuticals Inc (a)	25,540	2,396		Oil & Gas - 4.55%
Biogen Idec Inc (a)	25,500	3,740		Cabot Oil & Gas Corp	47,895		2,382
Gilead Sciences Inc (a)	57,300	4,209		Noble Energy Inc	50,000		5,087
Regeneron Pharmaceuticals Inc (a)	5,998	1,026		Pioneer Natural Resources Co	19,900		2,121
		$11,371					$9,590
Building Materials - 0.93%				Pharmaceuticals - 7.21%
Masco Corp	117,500	1,958		Express Scripts Holding Co (a)	53,900		2,910
				Pfizer Inc	258,400		6,481
				Valeant Pharmaceuticals International Inc (a)	60,213		3,599
Chemicals - 5.44%				Watson Pharmaceuticals Inc (a)	25,800		2,219
LyondellBasell Industries NV	48,900	2,792
Monsanto Co	57,184	5,413					$15,209
PPG Industries Inc	7,700	1,042		Retail - 8.80%
Sherwin-Williams Co/The	14,500	2,230		Home Depot Inc/The	69,300		4,286
		$11,477		Ltd Brands Inc	48,700		2,292
				Lululemon Athletica Inc (a)	16,600		1,266
Commercial Services - 4.55%
Hertz Global Holdings Inc (a)	163,292	2,657		Starbucks Corp	83,700		4,488
Mastercard Inc	14,134	6,944		Ulta Salon Cosmetics & Fragrance Inc	20,700		2,034
				Urban Outfitters Inc (a)	53,000		2,086
		$9,601		Yum! Brands Inc	31,900		2,118
Computers - 9.71%							$18,570
Accenture PLC - Class A	62,800	4,176
Apple Inc	21,978	11,715		Semiconductors - 3.93%
EMC Corp/MA (a)	92,408	2,338		Avago Technologies Ltd	63,000		1,994
Teradata Corp (a)	36,400	2,253		Qualcomm Inc	101,400		6,289
		$20,482					$8,283
Cosmetics & Personal Care - 3.07%				Software - 1.70%
				Salesforce.com Inc (a)	21,400		3,597
Estee Lauder Cos Inc/The	38,120	2,282
Procter & Gamble Co/The	61,800	4,195
		$6,477		Telecommunications - 1.98%
Diversified Financial Services - 6.42%				AT&T Inc	123,900		4,178
Discover Financial Services	163,867	6,317
Visa Inc	47,674	7,226		Transportation - 4.21%
		$13,543		Canadian Pacific Railway Ltd	18,200		1,850
				FedEx Corp	30,900		2,834
Food - 1.60%				Union Pacific Corp	33,400		4,199
Whole Foods Market Inc	37,000	3,379					$8,883
				TOTAL COMMON STOCKS			$201,457
Home Furnishings - 1.02%					Maturity
Whirlpool Corp	21,077	2,145		REPURCHASE AGREEMENTS - 3.70%	Amount (000's)	Value	(000	's)
				Banks- 3.70%
Internet - 7.38%				Investment in Joint Trading Account; Credit	$1,413		$1,413
eBay Inc (a)	98,500	5,025		Suisse Repurchase Agreement; 0.19%
Facebook Inc (a)	85,500	2,277		dated 12/31/2012 maturing 01/02/2013
Google Inc (a)	8,543	6,060		(collateralized by US Government
LinkedIn Corp (a)	19,200	2,205		Securities; $1,440,961; 5.25% - 8.00%;
		$15,567		dated 11/15/21 - 08/15/29)
				Investment in Joint Trading Account; Deutsche	474		474
Lodging - 1.17%				Bank Repurchase Agreement; 0.20% dated
Las Vegas Sands Corp	53,500	2,470		12/31/2012 maturing 01/02/2013
				(collateralized by US Government
				Securities; $483,751; 1.25% - 4.63%; dated
				10/15/14 - 09/28/16)

See accompanying notes

84

Schedule of Investments LargeCap Growth Account December 31, 2012

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; JP	$2,649	$2,649
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $2,701,803; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,280	3,279
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,345,089; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$7,815
TOTAL REPURCHASE AGREEMENTS		$7,815
Total Investments		$209,272
Other Assets in Excess of Liabilities, Net - 0.80%		$1,683
TOTAL NET ASSETS - 100.00%		$210,955

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.51%
Technology		15.34%
Consumer, Cyclical		14.39%
Financial		13.10%
Communications		11.99%
Industrial		9.88%
Basic Materials		5.44%
Energy		4.55%
Other Assets in Excess of Liabilities, Net		0.80%
TOTAL NET ASSETS		100.00%

See accompanying notes

85

Schedule of Investments
MidCap Blend Account
December 31, 2012

COMMON STOCKS - 100.27%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.33%				Holding Companies - Diversified - 1.60%
Lamar Advertising Co (a)	197,362	$7,648		Leucadia National Corp	386,146		$9,186
Banks - 2.46%				Insurance - 13.01%
CIT Group Inc (a)	183,690	7,098		Alleghany Corp (a)	9,980		3,347
M&T Bank Corp	70,845	6,976		Aon PLC	168,535		9,371
		$14,074		Arch Capital Group Ltd (a)	126,070		5,550
				Brown & Brown Inc	320,619		8,163
Beverages - 2.65%				Fairfax Financial Holdings Ltd	8,000		2,884
Beam Inc	100,734	6,154		Loews Corp	359,494		14,649
DE Master Blenders 1753 NV (a)	284,038	3,263
				Markel Corp (a)	28,542		12,371
Molson Coors Brewing Co	135,548	5,800		Marsh & McLennan Cos Inc	168,148		5,796
		$15,217		Progressive Corp/The	300,310		6,336
Building Materials - 0.80%				White Mountains Insurance Group Ltd	11,793		6,073
Martin Marietta Materials Inc	48,436	4,567					$74,540
				Internet - 4.05%
Chemicals - 1.86%				Liberty Interactive Corp (a)	516,827		10,171
Airgas Inc	80,453	7,346		Liberty Ventures (a)	41,327		2,800
Ecolab Inc	45,806	3,293		VeriSign Inc (a)	264,306		10,261
		$10,639					$23,232
Commercial Services - 4.64%				Lodging - 0.67%
ADT Corp/The	140,459	6,530		Wynn Resorts Ltd	34,093		3,835
Ascent Capital Group Inc (a)	58,519	3,625
Iron Mountain Inc	109,465	3,399		Machinery - Diversified - 0.27%
Live Nation Entertainment Inc (a)	200,811	1,869
				Xylem Inc/NY	58,076		1,574
Macquarie Infrastructure Co LLC	77,544	3,533
Moody's Corp	151,725	7,635
		$26,591		Media - 9.84%
				Discovery Communications Inc - C Shares (a)	235,268		13,763
Consumer Products - 0.44%				FactSet Research Systems Inc	24,884		2,191
Clorox Co/The	34,342	2,514		Liberty Global Inc - A Shares (a)	124,030		7,813
				Liberty Global Inc - B Shares (a)	72,962		4,287
Distribution & Wholesale - 1.50%				Liberty Media Corp - Liberty Capital (a)	206,957		24,009
Fastenal Co	82,467	3,850		McGraw-Hill Cos Inc/The	79,045		4,321
WW Grainger Inc	23,396	4,735					$56,384
		$8,585		Mining - 1.60%
Diversified Financial Services - 2.82%				Franco-Nevada Corp	160,221		9,146
Charles Schwab Corp/The	539,734	7,751
LPL Financial Holdings Inc	182,649	5,143		Miscellaneous Manufacturing - 0.39%
SLM Corp	190,380	3,261		Donaldson Co Inc	68,210		2,240
		$16,155
Electric - 1.68%				Oil & Gas - 3.58%
Brookfield Infrastructure Partners LP	100,940	3,558		Cimarex Energy Co	65,677		3,791
Calpine Corp (a)	210,554	3,817		EOG Resources Inc	51,453		6,215
National Fuel Gas Co	44,467	2,254		EQT Corp	19,947		1,176
		$9,629		Marathon Petroleum Corp	97,120		6,119
				Nabors Industries Ltd (a)	221,307		3,198
Electronics - 2.89%
Gentex Corp/MI	335,072	6,306					$20,499
Sensata Technologies Holding NV (a)	137,093	4,453		Pharmaceuticals - 1.61%
Tyco International Ltd	198,459	5,805		Mead Johnson Nutrition Co	29,886		1,969
		$16,564		Valeant Pharmaceuticals International Inc (a)	121,596		7,268
Environmental Control - 0.38%							$9,237
Covanta Holding Corp	118,183	2,177		Pipelines - 4.30%
				Kinder Morgan Inc/Delaware	289,413		10,225
				Kinder Morgan Inc/Delaware - Warrants (a)	102,399		387
Healthcare - Products - 3.42%
Becton Dickinson and Co	88,458	6,916		Williams Cos Inc/The	428,341		14,024
CR Bard Inc	72,039	7,041					$24,636
DENTSPLY International Inc	141,928	5,622		Private Equity - 0.83%
		$19,579		Onex Corp	112,056		4,737
Healthcare - Services - 3.17%
Laboratory Corp of America Holdings (a)	146,144	12,659		Real Estate - 5.42%
Quest Diagnostics Inc	95,028	5,537		Brookfield Asset Management Inc	486,856		17,843
		$18,196		CBRE Group Inc (a)	237,496		4,726
				Forest City Enterprises Inc (a)	374,208		6,044
				Howard Hughes Corp/The (a)	33,233		2,427
							$31,040

See accompanying notes

86

Schedule of Investments MidCap Blend Account December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS - 1.63%
General Growth Properties Inc	321,846	$6,389
Vornado Realty Trust	36,567	2,928
		$9,317

Retail - 10.62%
AutoZone Inc (a)	20,527	7,275
Burger King Worldwide Inc	397,444	6,534
CarMax Inc (a)	136,533	5,125
Copart Inc (a)	168,008	4,956
Dollar General Corp (a)	144,038	6,351
O'Reilly Automotive Inc (a)	187,308	16,749
TJX Cos Inc	326,632	13,866
		$60,856

Savings & Loans - 0.20%
BankUnited Inc	46,709	1,142

Semiconductors - 1.43%
Microchip Technology Inc	251,874	8,209

Software - 2.69%
Fidelity National Information Services Inc	212,978	7,414
Intuit Inc	134,640	8,011
		$15,425

Telecommunications - 4.87%
Crown Castle International Corp (a)	117,964	8,512
EchoStar Corp (a)	149,675	5,122
Motorola Solutions Inc	187,432	10,436
SBA Communications Corp (a)	54,302	3,857
		$27,927

Textiles - 1.09%
Mohawk Industries Inc (a)	68,787	6,223

Transportation - 0.53%
Expeditors International of Washington Inc	76,619	3,030

TOTAL COMMON STOCKS		$574,550
Total Investments		$574,550
Liabilities in Excess of Other Assets, Net - (0.27)%		$(1,529)
TOTAL NET ASSETS - 100.00%		$573,021

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.37%
Communications		20.09%
Consumer, Non-cyclical		15.93%
Consumer, Cyclical		13.88%
Energy		7.88%
Industrial		5.26%
Technology		4.12%
Basic Materials		3.46%
Utilities		1.68%
Diversified		1.60%
Liabilities in Excess of Other Assets, Net		(0.27)%
TOTAL NET ASSETS		100.00%

See accompanying notes

87

Schedule of Investments
Money Market Account
December 31, 2012

INVESTMENT COMPANIES - 4.73%	Shares Held	Value	(000	's)		Principal
Publicly Traded Investment Fund - 4.73%					BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	6,000,000		$6,000		Other Asset Backed Securities (continued)
Portfolio					GE Equipment Transportation LLC
DWS Money Market Series	3,320,000		3,320		0.26%, 10/24/2013(a)	$1,209		$1,209
STIT - Liquid Assets Portfolio	5,120,000		5,120		Macquarie Equipment Funding Trust
			$14,440		0.29%, 10/21/2013(a),(b)	532		532
TOTAL INVESTMENT COMPANIES			$14,440					$3,558
	Principal				Retail - 0.36%
BONDS- 8.39%	Amount (000's)	Value	(000	's)	Target Corp
Automobile Asset Backed Securities - 3.65%					0.38%, 01/11/2013(a)	1,100		1,100
Ally Auto Receivables Trust 2012-3
0.34%, 06/17/2013(a)	$113		$113		TOTAL BONDS			$25,600
Ally Auto Receivables Trust 2012-SN1						Principal
0.25%, 09/20/2013(a)	695		695		MUNICIPAL BONDS - 9.33%	Amount (000's)	Value	(000	's)
AmeriCredit Automobile Receivables Trust
0.30%, 09/09/2013(a)	888		888		California - 0.43%
CarMax Auto Owner Trust					California Statewide Communities
0.23%, 10/15/2013(a)	1,046		1,046		Development Authority (credit support from
Enterprise Fleet Financing LLC					Fannie Mae)
0.33%, 09/20/2013(a),(b)	1,103		1,103		0.23%, 01/08/2013	$750		$750
Ford Credit Auto Owner Trust					San Jose Redevelopment Agency (credit
0.22%, 12/15/2013(a),(b)	1,298		1,298		support from JP Morgan Chase & Co)
Hyundai Auto Lease Securitization Trust					0.19%, 01/08/2013	565		565
2012-A								$1,315
0.38%, 06/17/2013(b)	290		290		Colorado - 1.01%
Hyundai Auto Receivables Trust					City of Colorado Springs CO Utilities System
0.29%, 07/15/2013(a)	387		387		Revenue (credit support from Bank of
Mercedes-Benz Auto Receivables Trust					America)
0.23%, 09/16/2013(a)	1,103		1,103		0.21%, 01/08/2013	1,600		1,600
Navistar Financial 2012-A Owner Trust					Denver City & County School District No
0.43%, 07/18/2013(a),(b)	497		497		1 (credit support from AGM, Wells Fargo)
Nissan Auto Lease Trust					0.18%, 01/08/2013	1,500		1,500
0.25%, 10/15/2013(a)	974		974					$3,100
Nissan Auto Receivables Owner Trust
0.26%, 08/15/2013	706		706		Connecticut - 0.55%
Santander Drive Auto Receivables Trust 2012-					Connecticut Housing Finance
4					Authority (credit support from Federal Home
0.43%, 07/15/2013	159		159		Loan Bank)
Volkswagen Auto Loan Enhanced Trust					0.17%, 01/08/2013	1,680		1,680
0.23%, 10/21/2013(a)	1,517		1,517
Wheels SPV LLC					Illinois - 0.13%
0.50%, 05/20/2013(a),(b)	187		187
					Memorial Health System/IL (credit support
World Omni Automobile Lease Securitization					from JP Morgan Chase & Co)
Trust					0.17%, 01/08/2013	400		400
0.33%, 06/17/2013(a)	179		179
			$11,142
					Indiana - 0.13%
Banks- 1.90%					Ball State University Foundation Inc (credit
JP Morgan Chase Bank NA					support from US Bank)
0.33%, 01/21/2014(a)	2,000		2,000		0.19%, 01/02/2013	400		400
0.37%, 07/09/2013(a)	2,000		2,000
Wells Fargo Bank NA
0.38%, 01/22/2014(a)	1,800		1,800		Iowa- 0.33%
			$5,800		Iowa Finance Authority (credit support from
					FHLB 100%, Fannie Mae 78.25% and Ginnie
Diversified Financial Services - 0.66%					Mae 21.75%)
MetLife Inc					0.18%, 01/08/2013	1,000		1,000
0.63%, 08/16/2013(a),(c)	2,000		2,000
					Minnesota - 0.04%
Insurance - 0.65%					Minnesota Housing Finance Agency (credit
New York Life Global					support from State Street Bank & Trust)
0.31%, 07/26/2013(a),(c)	2,000		2,000		0.21%, 01/08/2013	110		110
Other Asset Backed Securities - 1.17%					New Mexico - 0.46%
CIT Equipment Collateral					City of Las Cruces NM (credit support from
0.44%, 04/22/2013(a),(b)	224		223		Wells Fargo)
CNH Equipment Trust					0.21%, 01/08/2013	200		200
0.38%, 07/12/2013	670		670
GE Equipment Midticket LLC
0.23%, 08/22/2013	924		924

See accompanying notes

88

Schedule of Investments
Money Market Account
December 31, 2012

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
New Mexico (continued)				Washington (continued)
Village of Los Lunas NM (credit support from				Washington State Housing Finance
Wells Fargo)				Commission (credit support from Wells
0.21%, 01/08/2013	$1,200	$1,200		Fargo)
		$1,400		0.26%, 01/08/2013	$800		$800
							$1,255
New York - 3.72%				TOTAL MUNICIPAL BONDS			$28,485
Housing Development Corp/NY (credit
support from Fannie Mae)					Maturity
0.17%, 01/08/2013	2,350	2,350		REPURCHASE AGREEMENTS - 6.23%	Amount (000's)	Value	(000	's)
Housing Development Corp/NY (credit				Banks- 6.23%
support from Freddie Mac)				Deutsche Bank Repurchase Agreement; 0.20%	$ 4,000		$4,000
0.17%, 01/08/2013	1,520	1,520		dated 12/31/2012 maturing 01/02/2013
Housing Development Corp/NY (credit				(collateralized by US Government
support from Landesbank Hessen Thueringen)				Securities; $4,080,000; 0.00% - 0.38%;
0.18%, 01/08/2013	2,000	2,000		dated 10/30/13 - 01/15/29)
New York State Housing Finance				Goldman Sachs Repurchase Agreement;	15,000		15,000
Agency (credit support from Fannie Mae)				0.20% dated 12/31/2012 maturing
0.19%, 01/08/2013	900	900		01/02/2013 (collateralized by US
0.20%, 01/08/2013	1,560	1,560		Government Security; $15,300,000; 0.28%;
0.31%, 01/08/2013	1,700	1,700		dated 10/25/13)
New York State Housing Finance							$19,000
Agency (credit support from Freddie Mac)				TOTAL REPURCHASE AGREEMENTS			$19,000
0.19%, 01/08/2013	1,300	1,300			Principal
		$11,330		COMMERCIAL PAPER - 70.90%	Amount (000's)	Value	(000	's)
North Carolina - 0.38%				Automobile Manufacturers - 1.90%
City of Raleigh NC (credit support from				BMW US Capital LLC (credit support from
Wachovia Bank NA)				BMW AG)
0.21%, 01/08/2013	840	840		0.11%, 01/02/2013(b)	$2,000		$2,000
Rowan County Industrial Facilities & Pollution				Toyota Financial Services de Puerto Rico
Control Financing Authority (credit support				Inc (credit support from Toyota Financial
from Wells Fargo)				Services)
0.26%, 01/08/2013	350	350		0.19%, 01/16/2013	1,800		1,800
		$1,190		Toyota Motor Credit Corp
Ohio- 0.33%				0.21%, 01/07/2013	2,000		2,000
Ohio Higher Educational Facility							$5,800
Commission (credit support from US Bank)				Banks- 21.92%
0.18%, 01/08/2013	1,000	1,000		Australia & New Zealand Banking Group Ltd
				0.21%, 02/21/2013(b),(d)	1,700		1,699
Pennsylvania - 0.56%				Bank of Nova Scotia/New York
Luzerne County Industrial Development				0.12%, 01/02/2013	2,200		2,200
Authority (credit support from Wells Fargo)				Bank of Tokyo-Mitsubishi UFJ Ltd/New York
0.26%, 01/08/2013	955	955		NY
Montgomery County Industrial Development				0.17%, 01/30/2013	1,000		1,000
Authority/PA (credit support from JP Morgan				0.23%, 03/07/2013	1,600		1,599
Chase & Co)				Commonwealth Bank of Australia
				0.20%, 01/08/2013(b),(d)	1,375		1,375
0.35%, 01/08/2013	750	750		0.21%, 02/28/2013(b),(d)	2,000		1,999
		$1,705		0.31%, 02/11/2013(b),(d)	2,000		1,999
Rhode Island - 0.33%				Credit Suisse/New York NY
Rhode Island Student Loan Authority (credit				0.26%, 03/20/2013	2,000		1,999
support from State Street Bank & Trust)				Deutsche Bank Financial LLC (credit support
0.15%, 01/08/2013	1,000	1,000		from Deutsche Bank)
				0.22%, 01/31/2013	2,000		2,000
Texas- 0.52%				DNB Bank ASA
				0.22%, 02/11/2013(b),(d)	2,000		2,000
South Central Texas Industrial Development				0.24%, 02/26/2013(b),(d)	2,000		1,999
Corp (credit support from JP Morgan Chase &
Co)				HSBC USA Inc
0.19%, 01/08/2013	1,600	1,600		0.24%, 03/08/2013	2,000		1,999
				0.25%, 02/19/2013	1,650		1,649
				0.26%, 04/19/2013	2,000		1,998
Washington - 0.41%				JP Morgan Chase & Co
Washington State Housing Finance				0.25%, 06/28/2013	2,000		1,998
Commission (credit support from Bank of				Manhattan Asset Funding Co LLC
America)				0.21%, 01/02/2013(b)	1,500		1,500
0.29%, 01/08/2013	455	455		0.21%, 01/14/2013(b)	1,900		1,900
				0.21%, 01/28/2013(b)	1,900		1,900
				0.23%, 02/13/2013(b)	2,000		1,999
				Mitsubishi UFJ Trust & Banking Corp/NY
				0.23%, 02/25/2013(b)	2,000		1,999

See accompanying notes

89

Schedule of Investments
Money Market Account
December 31, 2012

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Diversified Financial Services (continued)
Mizuho Funding LLC (credit support from				Dealer Capital Access Trust LLC (continued)
Mizuho Corp Bank)				0.37%, 01/22/2013	2,100	2,099
0.25%, 01/15/2013(b)	$1,800	$1,800		0.39%, 01/07/2013	2,000	2,000
0.25%, 02/04/2013(b)	1,900	1,900		Fairway Finance LLC
0.25%, 03/14/2013(b)	2,000	1,999		0.21%, 03/22/2013(b)	$2,000	$1,999
National Australia Funding Delaware				Gotham Funding Corp
Inc (credit support from National Australia				0.20%, 01/16/2013(b)	2,000	2,000
Bank)				0.20%, 02/07/2013(b)	2,000	1,999
0.25%, 04/23/2013(b)	1,300	1,299		0.25%, 01/02/2013(b)	2,000	2,000
0.27%, 05/01/2013(b)	2,300	2,298		ING US Funding LLC (credit support from
0.36%, 01/14/2013(b)	2,000	2,000		ING Bank)
Oversea-Chinese Banking Corp Ltd				0.22%, 01/11/2013	2,200	2,200
0.22%, 01/24/2013(d)	2,100	2,100		John Deere Bank SA (credit support from
Skandinaviska Enskilda Banken AB				John Deere Capital Corp)
0.27%, 04/16/2013(b),(d)	2,000	1,998		0.16%, 01/29/2013(b)	500	500
0.28%, 04/09/2013(b),(d)	1,600	1,599		0.18%, 01/25/2013(b)	2,000	2,000
Societe Generale North America Inc (credit				John Deere Financial Inc (credit support from
support from Societe Generale)				John Deere Capital Corp)
0.21%, 01/03/2013	1,800	1,800		0.19%, 01/31/2013(b)	2,500	2,499
0.23%, 01/16/2013	1,000	1,000		Jupiter Securitization Co LLC
Standard Chartered Bank/New York				0.21%, 03/04/2013(b)	2,000	1,999
0.28%, 03/11/2013(b)	2,000	1,999		0.21%, 03/06/2013(b)	1,500	1,499
0.28%, 04/30/2013(b)	2,000	1,998		Liberty Street Funding LLC
0.31%, 01/22/2013(b)	2,000	2,000		0.18%, 01/08/2013(b)	1,500	1,500
Sumitomo Mitsui Banking Corp				0.19%, 01/15/2013(b)	2,100	2,100
0.23%, 01/29/2013(b),(d)	2,200	2,200		0.22%, 02/04/2013(b)	1,500	1,500
0.24%, 03/18/2013(b),(d)	2,100	2,099		0.22%, 02/05/2013(b)	2,000	1,999
		$66,900		Market Street Funding LLC
				0.20%, 01/09/2013(b)	1,800	1,800
Beverages - 1.18%				0.20%, 01/25/2013(b)	2,100	2,100
Anheuser-Busch InBev Worldwide Inc (credit				0.20%, 02/04/2013(b)	1,244	1,244
support from Anheuser-Busch InBev SA/NV				0.21%, 03/15/2013(b)	2,037	2,036
Anheuser-Busch Companies, Inc., BrandBrew				Nieuw Amsterdam Receivables Corp
S.A., Cobrew NV/SA)				0.18%, 01/23/2013(b)	1,900	1,900
0.18%, 01/04/2013(b)	1,600	1,600
				0.21%, 01/17/2013(b)	2,000	2,000
0.24%, 01/02/2013(b)	2,000	2,000
				0.21%, 02/04/2013(b)	1,500	1,500
		$3,600		0.22%, 02/06/2013(b)	2,000	1,999
Commercial Services - 0.66%				Nordea North America Inc/DE (credit support
Catholic Health Initiatives				from Nordea Bank)
0.18%, 03/13/2013	2,000	1,999		0.24%, 02/08/2013	2,200	2,199
				0.25%, 03/05/2013	2,300	2,299
				Private Export Funding Corp
Consumer Products - 1.12%				0.26%, 06/27/2013(b)	2,000	1,997
Reckitt Benckiser Treasury Services				0.27%, 06/03/2013(b)	1,600	1,598
PLC (credit support from Reckitt Benckiser				0.28%, 05/03/2013(b)	2,000	1,998
Group)				River Fuel Co No 2 Inc (credit support from
0.23%, 04/29/2013(b)	2,135	2,133
0.40%, 08/05/2013(b)	1,300	1,297		Bank of Nova Scotia)
				0.21%, 01/15/2013	1,427	1,427
		$3,430		Sheffield Receivables Corp
				0.21%, 01/08/2013(b)	2,000	2,000
Diversified Financial Services - 31.42%				0.22%, 01/04/2013(b)	2,200	2,200
Alpine 0.18%, Securitization 01/11/2013 Corp (b)	1,700	1,700		0.25%, 01/23/2013(b)	2,000	2,000
0.19%, 01/02/2013(b)	1,700	1,700		Thunder Bay Funding LLC
0.19%, 01/18/2013(b)	2,000	2,000		0.20%, 03/19/2013(b)	2,000	1,999
BNP Paribas Finance Inc (credit support from				Toyota Credit Canada Inc (credit support from
BNP Paribas)				Toyota Financial Services)
0.23%, 01/10/2013	2,000	2,000		0.22%, 01/17/2013	2,100	2,100
Bryant Park Funding LLC				UOB Funding LLC (credit support from
0.18%, 01/07/2013(b)	1,300	1,300		United Overseas Bank Ltd)
0.18%, 01/10/2013(b)	2,100	2,100		0.22%, 01/28/2013	1,800	1,800
Caterpillar Financial Services Corp (credit				0.23%, 04/15/2013	1,350	1,349
support from Caterpillar Inc)				0.26%, 01/24/2013	2,000	2,000
0.19%, 02/15/2013	1,150	1,150		0.30%, 02/25/2013	2,000	1,999
Collateralized Commercial Paper Co LLC				Variable Funding Capital Co LLC
				0.14%, 01/31/2013(b)	2,000	2,000
0.25%, 01/18/2013	2,000	2,000		0.14%, 02/01/2013(b)	1,500	1,500
0.25%, 02/01/2013	2,000	1,999
Dealer Capital Access Trust LLC						$95,886
0.35%, 01/04/2013	1,500	1,500
0.37%, 01/07/2013	1,500	1,500

See accompanying notes

90

Schedule of Investments
Money Market Account
December 31, 2012

			Portfolio Summary (unaudited)
	Principal		Sector	Percent
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	Financial	64.49%
			Insured	9.33%
Electric - 5.62%			Utilities	5.62%
GDF Suez			Asset Backed Securities	4.82%
0.22%, 01/04/2013(b)	2,000	2,000	Exchange Traded Funds	4.73%
0.22%, 02/19/2013(b)	2,200	2,199	Industrial	3.11%
0.24%, 01/02/2013(b)	1,600	1,600	Consumer, Non-cyclical	2.96%
0.24%, 01/09/2013(b)	1,650	1,650	Government	2.26%
Oglethorpe Power Corp			Consumer, Cyclical	2.26%
0.22%, 02/19/2013(b)	$2,300	$2,299	Energy	0.46%
0.33%, 01/08/2013(b)	1,600	1,600	Liabilities in Excess of Other Assets, Net	(0.04)%
0.35%, 01/03/2013(b)	2,000	2,000	TOTAL NET ASSETS	100.00%
Southern Co Funding Corp
0.22%, 01/17/2013(b)	2,100	2,100
0.23%, 01/10/2013(b)	1,700	1,700
		$17,148
Insurance - 1.25%
Prudential Funding LLC (credit support from
Prudential Financial Inc)
0.18%, 01/16/2013	2,000	2,000
Prudential PLC
0.25%, 02/05/2013(b)	1,800	1,799
		$3,799
Miscellaneous Manufacturing - 3.11%
Danaher Corp
0.15%, 01/03/2013(b)	2,000	2,000
Dover Corp
0.07%, 01/02/2013(b)	3,300	3,300
0.12%, 01/02/2013(b)	1,700	1,700
Illinois Tool Works Inc
0.12%, 01/02/2013(b)	2,500	2,500
		$9,500
Oil & Gas - 0.46%
BP Capital Markets PLC (credit support from
BP PLC)
0.24%, 04/18/2013(b)	1,400	1,399
Supranational Bank - 2.26%
Corp Andina de Fomento
0.23%, 01/22/2013(b)	2,000	2,000
0.24%, 02/15/2013(b)	1,600	1,599
0.28%, 01/03/2013(b)	1,800	1,800
0.29%, 04/10/2013(b)	1,500	1,499
		$6,898
TOTAL COMMERCIAL PAPER		$216,359
	Principal
CERTIFICATE OF DEPOSIT - 0.46%	Amount (000's)	Value (000's)

Banks - 0.46%
Bank of Nova Scotia/Houston
0.39%, 01/10/2014(a),(d)	1,400	1,400

TOTAL CERTIFICATE OF DEPOSIT		$1,400
Total Investments		$305,284
Liabilities in Excess of Other Assets, Net - (0.04)%		$(128)
TOTAL NET ASSETS - 100.00%		$305,156

(a)	Variable Rate. Rate shown is in effect at December 31, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $159,727 or 52.34% of net assets.
(c) Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

See accompanying notes

91

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2012

COMMON STOCKS - 97.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.23%			Computers (continued)
Boeing Co/The	28,479	$2,146	International Business Machines Corp	11,555		$2,213
Northrop Grumman Corp	8,355	565				$6,196
Teledyne Technologies Inc (a)	9,850	641
		$3,352	Consumer Products - 1.47%
			Clorox Co/The	7,162		524
Agriculture - 0.27%			Kimberly-Clark Corp	4,935		417
Archer-Daniels-Midland Co	15,108	414	Tupperware Brands Corp	11,277		723
			WD-40 Co	11,825		557
Airlines - 0.68%						$2,221
Alaska Air Group Inc (a)	17,037	734	Cosmetics & Personal Care - 1.09%
Cathay Pacific Airways Ltd ADR	32,049	297	Procter & Gamble Co/The	24,096		1,636
		$1,031
Apparel - 1.33%			Distribution & Wholesale - 0.52%
Nike Inc	38,826	2,003	Pool Corp	18,430		780
Automobile Manufacturers - 1.01%			Diversified Financial Services - 3.03%
Nissan Motor Co Ltd ADR	11,946	228	Ameriprise Financial Inc	7,469		468
PACCAR Inc	28,758	1,300	Charles Schwab Corp/The	94,900		1,363
		$1,528	Franklin Resources Inc	15,828		1,990
			T Rowe Price Group Inc	11,400		742
Automobile Parts & Equipment - 0.77%						$4,563
Autoliv Inc	4,715	318
Johnson Controls Inc	27,590	847	Electric - 1.00%
		$1,165	Duke Energy Corp	11,376		726
			Edison International	16,575		749
Banks - 5.57%			Xcel Energy Inc	1,000		26
City National Corp/CA	9,331	462				$1,501
East West Bancorp Inc	21,243	457
JP Morgan Chase & Co	42,629	1,874	Electronics - 1.91%
PNC Financial Services Group Inc	5,525	322	Electro Scientific Industries Inc	4,699		47
State Street Corp	16,325	767	FEI Co	10,746		596
SVB Financial Group (a)	5,100	286	FLIR Systems Inc	10,900		243
US Bancorp	40,075	1,280	Thermo Fisher Scientific Inc	10,050		641
Wells Fargo & Co	81,135	2,773	Trimble Navigation Ltd (a)	11,335		678
Westamerica Bancorporation	4,014	171	Waters Corp (a)	7,731		673
		$8,392				$2,878
Beverages - 1.97%			Engineering & Construction - 0.78%
Brown-Forman Corp	10,731	679	Granite Construction Inc	12,325		414
Coca Cola Hellenic Bottling Co SA ADR(a)	4,393	104	Jacobs Engineering Group Inc (a)	17,821		759
Coca-Cola Co/The	20,450	741				$1,173
PepsiCo Inc	21,057	1,441
		$2,965	Environmental Control - 0.54%
			Darling International Inc (a)	5,102		82
Biotechnology - 1.38%			Energy Recovery Inc (a)	9,396		32
Gilead Sciences Inc (a)	19,881	1,460	Waste Connections Inc	20,612		696
Life Technologies Corp (a)	12,628	620				$810
		$2,080	Food - 1.96%
Building Materials - 0.78%			Campbell Soup Co	4,300		150
Apogee Enterprises Inc	21,902	525	Dairy Farm International Holdings Ltd ADR	16,876		923
Simpson Manufacturing Co Inc	19,861	651	General Mills Inc	27,839		1,125
		$1,176	Kroger Co/The	28,917		752
Chemicals - 2.34%						$2,950
EI du Pont de Nemours & Co	8,950	402	Gas - 1.72%
FMC Corp	15,050	881	Sempra Energy	36,597		2,596
International Flavors & Fragrances Inc	13,116	873
PPG Industries Inc	5,400	731
Sigma-Aldrich Corp	8,615	634	Healthcare - Products - 1.43%
			Becton Dickinson and Co	6,847		535
		$3,521	Medtronic Inc	13,770		565
Commercial Services - 1.53%			Techne Corp	5,825		398
Hertz Global Holdings Inc (a)	52,000	846	Varian Medical Systems Inc (a)	9,362		658
Robert Half International Inc	12,850	409				$2,156
TrueBlue Inc (a)	22,666	357
			Healthcare - Services - 0.84%
Weight Watchers International Inc	13,085	685	DaVita HealthCare Partners Inc (a)	6,424		710
		$2,297	Health Net Inc (a)	4,355		106
Computers - 4.11%			Universal Health Services Inc	9,348		452
Apple Inc	5,390	2,873				$1,268
EMC Corp/MA (a)	43,850	1,110

See accompanying notes

92

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 2.25%			Pharmaceuticals - 6.35%
ACE Ltd	6,597	$526	Abbott Laboratories	25,510		$1,671
Fidelity National Financial Inc	22,825	538	Allergan Inc/United States	22,398		2,054
HCC Insurance Holdings Inc	27,124	1,009	Bristol-Myers Squibb Co	40,002		1,304
MetLife Inc	13,650	450	Forest Laboratories Inc (a)	6,581		232
StanCorp Financial Group Inc	7,616	279	Johnson & Johnson	20,936		1,468
XL Group PLC	23,262	583	McKesson Corp	18,224		1,767
		$3,385	Teva Pharmaceutical Industries Ltd ADR	9,710		363
			VCA Antech Inc (a)	15,961		336
Internet - 3.31%			Watson Pharmaceuticals Inc (a)	4,280		368
Amazon.com Inc (a)	5,112	1,284
eBay Inc (a)	25,661	1,309				$9,563
Google Inc (a)	3,363	2,386	REITS - 3.64%
		$4,979	Alexandria Real Estate Equities Inc	13,855		961
			Annaly Capital Management Inc	6,700		94
Iron & Steel - 1.17%			Essex Property Trust Inc	4,333		636
Reliance Steel & Aluminum Co	15,710	976	HCP Inc	29,400		1,328
Schnitzer Steel Industries Inc	25,685	779	Plum Creek Timber Co Inc	9,050		402
		$1,755	Sabra Health Care REIT Inc	6,554		142
Leisure Products & Services - 0.62%			Ventas Inc	5,583		361
Ambassadors Group Inc	14,671	62	Weyerhaeuser Co	55,978		1,557
Carnival Corp	13,375	492				$5,481
Harley-Davidson Inc	7,924	387	Retail - 6.37%
		$941	Best Buy Co Inc	4,075		48
Lodging - 0.25%			Copart Inc (a)	32,050		945
Red Lion Hotels Corp (a)	47,267	373	Costco Wholesale Corp	26,635		2,631
			CVS Caremark Corp	11,748		568
			Home Depot Inc/The	14,163		876
Machinery - Construction & Mining - 0.20%			Jack in the Box Inc (a)	7,850		225
Caterpillar Inc	3,310	297	McDonald's Corp	5,440		480
			Nordstrom Inc	26,396		1,412
Machinery - Diversified - 1.09%			Starbucks Corp	37,988		2,037
AGCO Corp (a)	3,450	169	Yum! Brands Inc	5,675		377
Deere & Co	17,100	1,478				$9,599
		$1,647	Savings & Loans - 0.70%
Media - 2.38%			Washington Federal Inc	62,419		1,053
Viacom Inc	22,300	1,176
Walt Disney Co/The	48,498	2,415	Semiconductors - 3.37%
		$3,591	Applied Materials Inc	47,487		543
Metal Fabrication & Hardware - 0.67%			Avago Technologies Ltd	12,200		386
Precision Castparts Corp	5,312	1,006	Intel Corp	62,680		1,293
			Lam Research Corp (a)	16,601		600
			LSI Corp (a)	30,545		216
Mining - 0.59%			Microchip Technology Inc	26,884		876
Freeport-McMoRan Copper & Gold Inc	26,160	895	QLogic Corp (a)	18,325		178
			Qualcomm Inc	12,575		780
Miscellaneous Manufacturing - 1.94%			Supertex Inc	11,814		208
Aptargroup Inc	11,244	536				$5,080
Crane Co	11,625	538	Software - 5.41%
General Electric Co	88,271	1,853	Actuate Corp (a)	33,286		186
		$2,927	Adobe Systems Inc (a)	35,340		1,332
			Autodesk Inc (a)	14,500		513
Oil & Gas - 9.28%			BMC Software Inc (a)	7,575		300
Apache Corp	24,660	1,936	Informatica Corp (a)	10,775		327
Berry Petroleum Co	2,133	71
Chevron Corp	36,158	3,910	Microsoft Corp	111,736		2,987
			Omnicell Inc (a)	16,541		246
CNOOC Ltd ADR	2,047	450
Devon Energy Corp	20,535	1,069	Oracle Corp	57,809		1,926
			Tyler Technologies Inc (a)	6,814		330
Energen Corp	12,650	570
Exxon Mobil Corp	27,651	2,393				$8,147
HollyFrontier Corp	8,800	410	Telecommunications - 4.09%
Nabors Industries Ltd (a)	17,984	260
			AT&T Inc	57,650		1,943
Occidental Petroleum Corp	26,586	2,037	China Mobile Ltd ADR	19,390		1,139
Total SA ADR	16,750	871	Cisco Systems Inc	41,068		807
		$13,977	Corning Inc	47,376		598
			Polycom Inc (a)	25,175		263
Oil & Gas Services - 0.56%
Natural Gas Services Group Inc (a)	19,060	313	Verizon Communications Inc	32,650		1,413
Schlumberger Ltd	7,580	525				$6,163
		$838

See accompanying notes

93

Schedule of Investments Principal Capital Appreciation Account December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value (000's)

Toys, Games & Hobbies - 0.81%
Hasbro Inc	9,720	$349
Mattel Inc	23,745	869
		$1,218
Transportation - 1.84%
Con-way Inc	7,031	196
Expeditors International of Washington Inc	38,203	1,511
Union Pacific Corp	8,460	1,063
		$2,770
Trucking & Leasing - 0.22%
Greenbrier Cos Inc (a)	20,740	335
Water- 0.19%
California Water Service Group	15,400	283

TOTAL COMMON STOCKS		$146,955
	Maturity
REPURCHASE AGREEMENTS - 1.66%	Amount (000's)	Value (000's)

Banks- 1.66%
Investment in Joint Trading Account; Credit	$452	$453
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $461,529; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	152	152
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $154,942; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	848	848
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $865,366; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	1,050	1,050
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $1,071,405; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$2,503
TOTAL REPURCHASE AGREEMENTS		$2,503
Total Investments		$149,458
Other Assets in Excess of Liabilities, Net - 0.78%		$1,173
TOTAL NET ASSETS - 100.00%		$150,631

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.29%
Financial		16.85%
Technology		12.89%
Consumer, Cyclical		12.37%
Industrial		12.20%
Energy		9.84%
Communications		9.78%
Basic Materials		4.09%
Utilities		2.91%
Other Assets in Excess of Liabilities, Net		0.78%
TOTAL NET ASSETS		100.00%

See accompanying notes

94

Schedule of Investments
Real Estate Securities Account
December 31, 2012

COMMON STOCKS - 99.88%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.72%				(continued)	Amount (000's)	Value	(000	's)
Corrections Corp of America	27,087	$961		Banks (continued)
				Investment in Joint Trading Account; Merrill	$134		$134
Real Estate - 1.52%				Lynch Repurchase Agreement; 0.12%
CBRE Group Inc (a)	36,400	724		dated 12/31/2012 maturing 01/02/2013
Jones Lang LaSalle Inc	15,500	1,301		(collateralized by US Government
				Securities; $136,887; 0.00% - 9.38%; dated
		$2,025		01/02/13 - 01/22/37)
REITS- 97.64%							$320
Apartment Investment & Management Co	138,710	3,754		TOTAL REPURCHASE AGREEMENTS			$320
AvalonBay Communities Inc	29,059	3,940		Total Investments			$133,484
Boston Properties Inc	70,015	7,408		Liabilities in Excess of Other Assets, Net - (0.12)%			$(158)
Camden Property Trust	61,743	4,211		TOTAL NET ASSETS - 100.00%			$133,326
Campus Crest Communities Inc	41,714	511
Colonial Properties Trust	100,713	2,152
CubeSmart	122,600	1,786		(a) Non-Income Producing Security
DDR Corp	192,000	3,007
Digital Realty Trust Inc	15,420	1,047
Douglas Emmett Inc	69,589	1,621		Portfolio Summary (unaudited)
DuPont Fabros Technology Inc	52,940	1,279		Sector			Percent
EPR Properties	68,424	3,155
Equity One Inc	79,889	1,678		Financial			99.40%
Equity Residential	101,685	5,762		Consumer, Non-cyclical			0.72%
Essex Property Trust Inc	16,633	2,439		Liabilities in Excess of Other Assets, Net			(0.12)%
Extra Space Storage Inc	72,100	2,624		TOTAL NET ASSETS			100.00%
Federal Realty Investment Trust	26,238	2,729
First Industrial Realty Trust Inc (a)	242,877	3,420
General Growth Properties Inc	173,902	3,452
HCP Inc	72,269	3,265
Health Care REIT Inc	53,142	3,257
Host Hotels & Resorts Inc	322,327	5,051
Pebblebrook Hotel Trust	29,000	670
Pennsylvania Real Estate Investment Trust	117,000	2,064
Prologis Inc	230,693	8,418
Public Storage	47,354	6,864
Ramco-Gershenson Properties Trust	87,984	1,171
Retail Properties of America Inc	93,199	1,116
Saul Centers Inc	34,740	1,487
Senior Housing Properties Trust	88,221	2,086
Simon Property Group Inc	123,617	19,543
SL Green Realty Corp	49,250	3,775
Strategic Hotels & Resorts Inc (a)	273,807	1,752
Sunstone Hotel Investors Inc (a)	109,700	1,175
Taubman Centers Inc	51,000	4,015
Ventas Inc	61,689	3,993
Vornado Realty Trust	56,200	4,501
		$130,178
TOTAL COMMON STOCKS		$133,164
	Maturity
REPURCHASE AGREEMENTS - 0.24%	Amount (000's)	Value(000	's)
Banks- 0.24%
Investment in Joint Trading Account; Credit	$58	$58
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $58,967; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	19	20
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $19,796; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	108	108
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $110,563; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)

See accompanying notes

95

Schedule of Investments SAM Balanced Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.16%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.37%
Global Diversified Income Fund (a)	988,573	$13,751
Global Multi-Strategy Fund (a)	2,283,521	23,748
Global Real Estate Securities Fund (a)	1,269,530	10,397
High Yield Fund (a)	2,465,685	19,331
Inflation Protection Fund (a)	314,895	2,910
LargeCap Blend Fund II (a)	2,558,746	27,302
LargeCap Growth Fund II (a)	3,183,181	26,993
LargeCap Value Fund III (a)	2,890,622	31,797
MidCap Growth Fund III (a)	300,079	3,253
Preferred Securities Fund (a)	1,357,694	14,229
SmallCap Growth Fund I (a),(b)	2,571,764	28,366
SmallCap Value Fund II (a)	1,008,836	10,623
Small-MidCap Dividend Income Fund (a)	1,626,891	17,554
		$230,254

Principal Variable Contracts Funds, Inc. Class 1 - 74.79%
Bond & Mortgage Securities Account (a)	52,766	620
Diversified International Account (a)	6,452,409	83,172
Equity Income Account (a)	7,671,414	130,644
Government & High Quality Bond Account (a)	8,846,644	96,163
Income Account (a)	12,555,647	140,874
International Emerging Markets Account (a)	791,770	13,571
LargeCap Growth Account (a)	3,356,915	56,631
LargeCap Value Account (a)	1,015,249	28,762
MidCap Blend Account (a)	629,875	29,730
Principal Capital Appreciation Account (a)	2,843,512	67,533
Short-Term Income Account (a)	11,897,503	31,053
		$678,753
TOTAL INVESTMENT COMPANIES		$909,007
Total Investments		$909,007
Liabilities in Excess of Other Assets, Net - (0.16)%		$(1,419)
TOTAL NET ASSETS - 100.00%		$907,588

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.59%
Fixed Income Funds		33.63%
International Equity Funds		11.81%
Specialty Funds		4.13%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

See accompanying notes

96

Schedule of Investments
SAM Balanced Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	—	$—	52,766	$617	—	$—	52,766	$617
Diversified International Account	6,439,084	74,392	160,477	1,900	147,152	1,755	6,452,409	73,876
Equity Income Account	10,271,484	127,228	242,097	4,036	2,842,167	47,118	7,671,414	90,522
Global Diversified Income Fund	1,314,653	17,486	71,691	981	397,771	5,316	988,573	13,133
Global Multi-Strategy Fund	1,225,319	12,272	1,091,858	11,140	33,656	351	2,283,521	23,066
Global Real Estate Securities Fund	775,693	5,696	644,787	4,845	150,950	1,248	1,269,530	9,377
Government & High Quality Bond	10,144,265	100,552	397,715	4,278	1,695,336	18,628	8,846,644	87,325
Account
High Yield Fund	3,467,376	24,233	243,586	1,860	1,245,277	9,446	2,465,685	16,683
Income Account	11,008,470	106,498	2,127,769	23,497	580,592	6,496	12,555,647	123,521
Inflation Protection Fund	352,351	2,838	31,951	290	69,407	607	314,895	2,565
International Emerging Markets	1,245,489	15,719	10,742	168	464,461	7,076	791,770	7,652
Account
LargeCap Blend Fund II	2,547,044	23,947	76,110	788	64,408	695	2,558,746	24,077
LargeCap Growth Account	3,350,988	32,441	38,176	629	32,249	510	3,356,915	32,718
LargeCap Growth Fund II	3,423,446	20,226	133,321	1,115	373,586	3,188	3,183,181	18,351
LargeCap Value Account	967,815	25,006	47,434	1,259	—	—	1,015,249	26,265
LargeCap Value Fund III	3,232,765	35,252	68,681	759	410,824	4,436	2,890,622	31,516
MidCap Blend Account	633,263	18,697	41,930	1,834	45,318	2,064	629,875	18,561
MidCap Growth Fund III	313,284	3,137	26,178	287	39,383	431	300,079	3,029
Preferred Securities Fund	2,047,107	14,968	116,186	1,174	805,599	8,016	1,357,694	8,888
Principal Capital Appreciation	3,041,156	51,963	69,762	1,596	267,406	6,164	2,843,512	47,775
Account
Real Estate Securities Account	292,999	2,403	4,196	64	297,195	4,713	—	—
Short-Term Income Account	6,518,160	16,036	6,157,233	15,971	777,890	2,025	11,897,503	29,984
SmallCap Growth Fund I	2,376,243	24,227	235,890	2,631	40,369	473	2,571,764	26,402
SmallCap Value Fund II	1,053,640	10,461	35,597	363	80,401	780	1,008,836	10,004
Small-MidCap Dividend Income Fund	1,569,456	15,487	75,349	792	17,914	187	1,626,891	16,100

		$781,165		$82,874		$131,723		$742,007

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$3			$—			$—
Diversified International Account		1,621			(661)			—
Equity Income Account		4,036			6,376			—
Global Diversified Income Fund		901			(18)			79
Global Multi-Strategy Fund		322			5			—
Global Real Estate Securities Fund		698			84			—
Government & High Quality Bond Account		4,149			1,123			—
High Yield Fund		1,763			36			32
Income Account		6,152			22			—
Inflation Protection Fund		20			44			—
International Emerging Markets Account		164			(1,159)			—
LargeCap Blend Fund II		450			37			—
LargeCap Growth Account		160			158			—
LargeCap Growth Fund II		256			198			385
LargeCap Value Account		348			—			—
LargeCap Value Fund III		759			(59)			—
MidCap Blend Account		258			94			466
MidCap Growth Fund III		11			36			70
Preferred Securities Fund		967			762			82
Principal Capital Appreciation Account		1,225			380			371
Real Estate Securities Account		—			2,246			—
Short-Term Income Account		683			2			—
SmallCap Growth Fund I		—			17			1,737
SmallCap Value Fund II		133			(40)			—
Small-MidCap Dividend Income Fund		619			8			49
		$25,698			$9,691			$3,271
All dollar amounts are shown in thousands (000's)

See accompanying notes

97

Schedule of Investments SAM Conservative Balanced Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.41%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.61%
Global Diversified Income Fund (a)	344,703	$4,795
Global Multi-Strategy Fund (a)	337,817	3,513
Global Real Estate Securities Fund (a)	202,717	1,660
High Yield Fund (a)	682,527	5,351
Inflation Protection Fund (a)	385,083	3,558
LargeCap Blend Fund II (a)	437,565	4,669
LargeCap Growth Fund II (a)	531,393	4,506
LargeCap Value Fund III (a)	383,515	4,219
MidCap Growth Fund III (a)	91,466	992
Preferred Securities Fund (a)	435,754	4,567
SmallCap Growth Fund I (a),(b)	363,658	4,011
SmallCap Value Fund II (a)	182,798	1,925
Small-MidCap Dividend Income Fund (a)	265,449	2,864
		$46,630

Principal Variable Contracts Funds, Inc. Class 1 - 77.80%
Bond & Mortgage Securities Account (a)	207,346	2,434
Diversified International Account (a)	978,402	12,612
Equity Income Account (a)	930,939	15,854
Government & High Quality Bond Account (a)	3,091,531	33,605
Income Account (a)	4,614,679	51,777
International Emerging Markets Account (a)	114,322	1,959
LargeCap Growth Account (a)	515,585	8,698
LargeCap Value Account (a)	249,349	7,064
MidCap Blend Account (a)	93,694	4,422
Principal Capital Appreciation Account (a)	445,019	10,569
Short-Term Income Account (a)	4,383,617	11,441
		$160,435
TOTAL INVESTMENT COMPANIES		$207,065
Total Investments		$207,065
Liabilities in Excess of Other Assets, Net - (0.41)%		$(844)
TOTAL NET ASSETS - 100.00%		$206,221

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		54.67%
Domestic Equity Funds		33.83%
International Equity Funds		7.88%
Specialty Funds		4.03%
Liabilities in Excess of Other Assets, Net		(0.41)%
TOTAL NET ASSETS		100.00%

See accompanying notes

98

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	—	$—	207,346	$2,431	—	$—	207,346	$2,431
Diversified International Account	901,534	9,605	109,694	1,318	32,826	386	978,402	10,479
Equity Income Account	1,232,048	15,136	41,312	685	342,421	5,706	930,939	10,910
Global Diversified Income Fund	421,273	5,610	31,773	437	108,343	1,455	344,703	4,586
Global Multi-Strategy Fund	212,055	2,124	139,190	1,421	13,428	140	337,817	3,407
Global Real Estate Securities Fund	144,621	1,040	70,191	531	12,095	91	202,717	1,476
Government & High Quality Bond	3,401,430	34,470	186,614	2,018	496,513	5,462	3,091,531	31,251
Account
High Yield Fund	929,668	6,226	95,485	727	342,626	2,609	682,527	4,400
Income Account	3,997,197	39,613	985,768	10,869	368,286	4,097	4,614,679	46,400
Inflation Protection Fund	263,998	2,133	152,105	1,389	31,020	272	385,083	3,269
International Emerging Markets	151,587	1,387	9,158	149	46,423	706	114,322	1,020
Account
LargeCap Blend Fund II	553,218	5,176	7,270	78	122,923	1,276	437,565	4,050
LargeCap Growth Account	476,752	4,747	52,352	858	13,519	208	515,585	5,457
LargeCap Growth Fund II	665,055	4,649	90,621	740	224,283	1,913	531,393	3,493
LargeCap Value Account	227,550	5,774	27,246	732	5,447	141	249,349	6,362
LargeCap Value Fund III	499,675	5,437	9,091	100	125,251	1,338	383,515	4,167
MidCap Blend Account	90,923	2,566	10,618	459	7,847	356	93,694	2,682
MidCap Growth Fund III	40,622	399	55,627	605	4,783	50	91,466	956
Preferred Securities Fund	685,602	5,114	51,693	517	301,541	2,992	435,754	2,903
Principal Capital Appreciation	500,643	8,705	11,079	253	66,703	1,526	445,019	7,546
Account
Real Estate Securities Account	40,326	289	—	—	40,326	641	—	—
Short-Term Income Account	3,453,668	8,451	1,274,064	3,303	344,115	893	4,383,617	10,861
SmallCap Growth Fund I	236,191	2,411	127,467	1,434	—	—	363,658	3,845
SmallCap Value Fund II	123,986	1,239	67,981	674	9,169	90	182,798	1,818
Small-MidCap Dividend Income Fund	253,545	2,507	20,678	215	8,774	91	265,449	2,632

		$174,808		$31,943		$32,439		$176,401

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$13			$—			$—
Diversified International Account		235			(58)			—
Equity Income Account		476			795			—
Global Diversified Income Fund		305			(6)			28
Global Multi-Strategy Fund		47			2			—
Global Real Estate Securities Fund		110			(4)			—
Government & High Quality Bond Account		1,422			225			—
High Yield Fund		501			56			9
Income Account		2,304			15			—
Inflation Protection Fund		23			19			—
International Emerging Markets Account		23			190			—
LargeCap Blend Fund II		78			72			—
LargeCap Growth Account		24			60			—
LargeCap Growth Fund II		43			17			65
LargeCap Value Account		84			(3)			—
LargeCap Value Fund III		100			(32)			—
MidCap Blend Account		39			13			69
MidCap Growth Fund III		3			2			21
Preferred Securities Fund		315			264			26
Principal Capital Appreciation Account		194			114			59
Real Estate Securities Account		—			352			—
Short-Term Income Account		254			—			—
SmallCap Growth Fund I		—			—			238
SmallCap Value Fund II		24			(5)			—
Small-MidCap Dividend Income Fund		101			1			8
		$6,718			$2,089			$523
All dollar amounts are shown in thousands (000's)

See accompanying notes

99

Schedule of Investments SAM Conservative Growth Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.02%
Diversified Real Asset Fund (a)	371,781	$4,339
Global Multi-Strategy Fund (a)	652,798	6,789
Global Real Estate Securities Fund (a)	397,766	3,258
High Yield Fund (a)	223,237	1,750
LargeCap Blend Fund II (a)	845,835	9,025
LargeCap Growth Fund II (a)	1,065,036	9,032
LargeCap Value Fund III (a)	827,243	9,100
MidCap Growth Fund III (a)	106,475	1,154
Preferred Securities Fund (a)	174,944	1,833
SmallCap Growth Fund I (a),(b)	853,024	9,409
SmallCap Value Fund II (a)	418,928	4,411
Small-MidCap Dividend Income Fund (a)	557,220	6,012
		$66,112

Principal Variable Contracts Funds, Inc. Class 1 - 71.01%
Diversified International Account (a)	2,060,205	26,556
Equity Income Account (a)	2,249,257	38,305
Government & High Quality Bond Account (a)	882,918	9,597
Income Account (a)	1,446,664	16,232
International Emerging Markets Account (a)	262,116	4,493
LargeCap Growth Account (a)	1,242,051	20,953
LargeCap Value Account (a)	477,996	13,542
MidCap Blend Account (a)	202,505	9,558
Principal Capital Appreciation Account (a)	823,171	19,550
Short-Term Income Account (a)	1,158,056	3,023
		$161,809
TOTAL INVESTMENT COMPANIES		$227,921
Total Investments		$227,921
Liabilities in Excess of Other Assets, Net - (0.03)%		$(68)
TOTAL NET ASSETS - 100.00%		$227,853

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		65.86%
International Equity Funds		15.05%
Fixed Income Funds		14.24%
Specialty Funds		4.88%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes

100

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Diversified International Account	1,965,187	$25,421	138,657	$1,654	43,639	$526	2,060,205	$26,353
Diversified Real Asset Fund	353,549	3,935	40,592	480	22,360	262	371,781	4,161
Equity Income Account	2,950,732	34,661	73,278	1,222	774,753	12,881	2,249,257	25,543
Global Multi-Strategy Fund	387,163	3,877	265,635	2,719	—	—	652,798	6,596
Global Real Estate Securities Fund	406,152	2,990	33,408	268	41,794	342	397,766	2,928
Government & High Quality Bond	970,623	9,361	52,622	568	140,327	1,547	882,918	8,513
Account
High Yield Fund	527,366	3,673	33,593	256	337,722	2,572	223,237	1,475
Income Account	1,096,776	10,382	440,975	4,881	91,087	1,024	1,446,664	14,248
International Emerging Markets	357,774	5,936	12,843	205	108,501	1,657	262,116	3,917
Account
LargeCap Blend Fund II	832,547	7,820	50,849	516	37,561	399	845,835	7,954
LargeCap Growth Account	876,253	8,797	371,431	5,966	5,633	90	1,242,051	14,667
LargeCap Growth Fund II	1,256,711	8,189	89,236	726	280,911	2,350	1,065,036	6,638
LargeCap Value Account	430,798	11,107	47,198	1,245	—	—	477,996	12,352
LargeCap Value Fund III	1,225,878	13,314	24,906	273	423,541	4,355	827,243	8,953
MidCap Blend Account	200,471	6,382	15,249	658	13,215	606	202,505	6,465
MidCap Growth Fund III	65,637	644	67,663	738	26,825	299	106,475	1,118
Preferred Securities Fund	154,554	1,115	25,873	263	5,483	56	174,944	1,322
Principal Capital Appreciation	938,295	14,238	28,575	655	143,699	3,324	823,171	11,897
Account
Real Estate Securities Account	10,674	143	5,974	88	16,648	264	—	—
Short-Term Income Account	600,233	1,494	861,136	2,233	303,313	790	1,158,056	2,938
SmallCap Growth Fund I	808,892	8,275	82,929	921	38,797	439	853,024	8,768
SmallCap Value Fund II	342,891	3,363	112,387	1,096	36,350	358	418,928	4,089
Small-MidCap Dividend Income Fund	555,724	5,495	38,825	406	37,329	393	557,220	5,516

		$190,612		$28,037		$34,534		$186,411

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$506			$(196)			$—
Diversified Real Asset Fund		59			8			103
Equity Income Account		1,221			2,541			—
Global Multi-Strategy Fund		91			—			—
Global Real Estate Securities Fund		221			12			—
Government & High Quality Bond Account		395			131			—
High Yield Fund		210			118			3
Income Account		694			9			—
International Emerging Markets Account		53			(567)			—
LargeCap Blend Fund II		148			17			—
LargeCap Growth Account		57			(6)			—
LargeCap Growth Fund II		85			73			128
LargeCap Value Account		162			—			—
LargeCap Value Fund III		216			(279)			—
MidCap Blend Account		83			31			150
MidCap Growth Fund III		4			35			24
Preferred Securities Fund		97			—			10
Principal Capital Appreciation Account		380			328			115
Real Estate Securities Account		—			33			—
Short-Term Income Account		74			1			—
SmallCap Growth Fund I		—			11			576
SmallCap Value Fund II		55			(12)			—
Small-MidCap Dividend Income Fund		220			8			17
		$5,031			$2,296			$1,126
All dollar amounts are shown in thousands (000's)

See accompanying notes

101

Schedule of Investments SAM Flexible Income Portfolio December 31, 2012

INVESTMENT COMPANIES - 99.80%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 22.43%
Global Diversified Income Fund (a)	784,736	$10,916
Global Real Estate Securities Fund (a)	411,337	3,369
High Yield Fund (a)	1,056,936	8,286
LargeCap Blend Fund II (a)	306,867	3,274
LargeCap Growth Fund II (a)	372,411	3,158
LargeCap Value Fund III (a)	319,836	3,518
Preferred Securities Fund (a)	1,124,821	11,788
SmallCap Growth Fund I (a),(b)	184,429	2,034
Small-MidCap Dividend Income Fund (a)	596,236	6,434
		$52,777

Principal Variable Contracts Funds, Inc. Class 1 - 77.37%
Bond & Mortgage Securities Account (a)	727,233	8,538
Diversified International Account (a)	560,411	7,224
Equity Income Account (a)	894,366	15,231
Government & High Quality Bond Account (a)	3,974,771	43,206
Income Account (a)	6,357,559	71,332
International Emerging Markets Account (a)	57,204	980
LargeCap Growth Account (a)	518,555	8,748
LargeCap Value Account (a)	164,249	4,653
Principal Capital Appreciation Account (a)	194,359	4,616
Short-Term Income Account (a)	6,708,296	17,509
		$182,037
TOTAL INVESTMENT COMPANIES		$234,814
Total Investments		$234,814
Other Assets in Excess of Liabilities, Net - 0.20%		$481
TOTAL NET ASSETS - 100.00%		$235,295

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		68.28%
Domestic Equity Funds		21.96%
International Equity Funds		4.92%
Specialty Funds		4.64%
Other Assets in Excess of Liabilities, Net		0.20%
TOTAL NET ASSETS		100.00%

See accompanying notes

102

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Bond & Mortgage Securities Account	—	$—	727,233	$8,508	—	$—	727,233	$8,508
Diversified International Account	468,045	4,640	95,883	1,164	3,517	46	560,411	5,762
Equity Income Account	990,013	11,869	45,141	751	140,788	2,330	894,366	10,661
Global Diversified Income Fund	899,277	11,982	54,123	741	168,664	2,268	784,736	10,439
Global Real Estate Securities Fund	382,634	2,796	51,680	424	22,977	170	411,337	3,040
Government & High Quality Bond	4,267,190	42,754	176,461	1,898	468,880	5,144	3,974,771	39,776
Account
High Yield Fund	1,031,147	6,733	161,645	1,235	135,856	1,034	1,056,936	6,947
Income Account	5,040,501	49,381	1,501,111	16,564	184,053	2,046	6,357,559	63,890
International Emerging Markets	115,722	1,184	10,155	161	68,673	1,049	57,204	464
Account
LargeCap Blend Fund II	434,803	4,078	5,812	61	133,748	1,384	306,867	2,846
LargeCap Growth Account	222,833	2,482	295,722	4,823	—	—	518,555	7,305
LargeCap Growth Fund II	510,305	3,395	27,405	225	165,299	1,400	372,411	2,258
LargeCap Value Account	158,892	4,060	8,164	216	2,807	79	164,249	4,201
LargeCap Value Fund III	355,718	3,855	7,562	84	43,444	449	319,836	3,463
MidCap Blend Account	74,848	1,957	—	—	74,848	3,274	—	—
Preferred Securities Fund	1,193,783	8,256	116,727	1,168	185,689	1,858	1,124,821	7,607
Principal Capital Appreciation	179,952	2,995	14,407	330	—	—	194,359	3,325
Account
Real Estate Securities Account	121,739	941	—	—	121,739	1,931	—	—
Short-Term Income Account	6,491,057	15,821	615,321	1,590	398,082	1,030	6,708,296	16,382
SmallCap Growth Fund I	160,986	1,715	25,713	284	2,270	26	184,429	1,971
Small-MidCap Dividend Income Fund	592,134	5,869	38,119	402	34,017	350	596,236	5,925

		$186,763		$40,629		$25,868		$204,770

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$50			$—			$—
Diversified International Account		122			4			—
Equity Income Account		435			371			—
Global Diversified Income Fund		677			(16)			63
Global Real Estate Securities Fund		222			(10)			—
Government & High Quality Bond Account		1,764			268			—
High Yield Fund		656			13			13
Income Account		3,090			(9)			—
International Emerging Markets Account		12			168			—
LargeCap Blend Fund II		54			91			—
LargeCap Growth Account		19			—			—
LargeCap Growth Fund II		30			38			45
LargeCap Value Account		58			4			—
LargeCap Value Fund III		84			(27)			—
MidCap Blend Account		—			1,317			—
Preferred Securities Fund		694			41			67
Principal Capital Appreciation Account		79			—			24
Real Estate Securities Account		—			990			—
Short-Term Income Account		382			1			—
SmallCap Growth Fund I		—			(2)			125
Small-MidCap Dividend Income Fund		228			4			18
		$8,656			$3,246			$355
All dollar amounts are shown in thousands (000's)

See accompanying notes

103

Schedule of Investments SAM Strategic Growth Portfolio December 31, 2012

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 29.18%
Global Real Estate Securities Fund (a)	593,530	$4,861
LargeCap Blend Fund II (a)	667,908	7,127
LargeCap Growth Fund II (a)	766,281	6,498
LargeCap Value Fund III (a)	596,039	6,556
MidCap Growth Fund III (a)	282,655	3,064
SmallCap Growth Fund I (a),(b)	857,297	9,456
SmallCap Value Fund II (a)	430,303	4,531
Small-MidCap Dividend Income Fund (a)	489,870	5,286
		$47,379

Principal Variable Contracts Funds, Inc. Class 1 - 70.86%
Diversified International Account (a)	1,735,737	22,374
Equity Income Account (a)	1,568,014	26,703
Government & High Quality Bond Account (a)	245,075	2,664
International Emerging Markets Account (a)	372,452	6,384
LargeCap Growth Account (a)	1,285,357	21,684
LargeCap Value Account (a)	372,269	10,546
MidCap Blend Account (a)	180,432	8,516
Principal Capital Appreciation Account (a)	680,636	16,165
		$115,036
TOTAL INVESTMENT COMPANIES		$162,415
Total Investments		$162,415
Liabilities in Excess of Other Assets, Net - (0.04)%		$(70)
TOTAL NET ASSETS - 100.00%		$162,345

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		77.70%
International Equity Funds		20.70%
Fixed Income Funds		1.64%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

104

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2012

	December 31, 2011 Shares	December 31, 2011 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2012 Shares	December 31, 2012 Cost
Affiliated Securities

Diversified International Account	1,584,309	$20,130	173,202	$2,066	21,774	$265	1,735,737	$21,838
Equity Income Account	2,098,803	26,134	49,421	824	580,210	9,539	1,568,014	18,590
Global Real Estate Securities Fund	453,398	3,258	161,441	1,227	21,309	175	593,530	4,321
Government & High Quality Bond	115,690	1,235	201,074	2,228	71,689	782	245,075	2,666
Account
International Emerging Markets	389,672	5,898	14,655	233	31,875	488	372,452	5,467
Account
LargeCap Blend Fund II	902,217	8,332	14,078	149	248,387	2,598	667,908	6,120
LargeCap Growth Account	783,348	8,327	502,009	8,111	—	—	1,285,357	16,438
LargeCap Growth Fund II	989,763	6,559	19,884	169	243,366	2,058	766,281	4,745
LargeCap Value Account	264,905	6,818	107,364	2,872	—	—	372,269	9,690
LargeCap Value Fund III	891,361	9,564	26,287	281	321,609	3,346	596,039	6,327
MidCap Blend Account	167,076	5,207	15,865	698	2,509	112	180,432	5,796
MidCap Growth Fund III	440,927	4,455	7,120	78	165,392	1,826	282,655	2,810
Principal Capital Appreciation	836,035	13,606	20,517	471	175,916	4,063	680,636	10,338
Account
Real Estate Securities Account	53,789	496	7,736	114	61,525	975	—	—
SmallCap Growth Fund I	782,692	8,102	74,605	822	—	—	857,297	8,924
SmallCap Value Fund II	423,371	4,027	85,312	832	78,380	767	430,303	4,077
Small-MidCap Dividend Income Fund	447,746	4,416	63,024	657	20,900	216	489,870	4,864

		$136,564		$21,832		$27,210		$133,011

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Account		$416			$(93)			$—
Equity Income Account		823			1,171			—
Global Real Estate Securities Fund		325			11			—
Government & High Quality Bond Account		132			(15)			—
International Emerging Markets Account		76			(176)			—
LargeCap Blend Fund II		118			237			—
LargeCap Growth Account		56			—			—
LargeCap Growth Fund II		62			75			94
LargeCap Value Account		113			—			—
LargeCap Value Fund III		156			(172)			—
MidCap Blend Account		68			3			122
MidCap Growth Fund III		10			103			67
Principal Capital Appreciation Account		320			324			97
Real Estate Securities Account		—			365			—
SmallCap Growth Fund I		—			—			579
SmallCap Value Fund II		57			(15)			—
Small-MidCap Dividend Income Fund		180			7			15
		$2,912			$1,825			$974
All dollar amounts are shown in thousands (000's)

See accompanying notes

105

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS- 95.16%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Aerospace & Defense - 0.39%				Banks (continued)
United Technologies Corp				SunTrust Bank/Atlanta GA
1.20%, 06/01/2015	$500	$507		0.60%, 08/24/2015(b)	$1,700		$1,652
1.80%, 06/01/2017	500	515		Wachovia Bank NA
		$1,022		0.69%, 11/03/2014(b)	750		748
				4.88%, 02/01/2015	1,500		1,619
Agriculture - 0.88%				Wachovia Corp
Cargill Inc				0.58%, 06/15/2017(b)	2,250		2,197
1.90%, 03/01/2017(a)	500	509
6.00%, 11/27/2017(a)	1,500	1,805		Wells Fargo Bank NA
				5.75%, 05/16/2016	1,750		1,987
		$2,314		Westpac Banking Corp
Automobile Asset Backed Securities - 2.38%				3.00%, 08/04/2015	750		792
American Credit Acceptance Receivables							$49,795
Trust				Beverages - 1.24%
1.64%, 11/15/2016(a),(b)	1,530	1,530
				Anheuser-Busch InBev Worldwide Inc
CPS Auto Trust				0.80%, 07/15/2015	750		752
1.59%, 03/16/2020(a)	750	750
				Heineken NV
Ford Credit Auto Owner Trust				1.40%, 10/01/2017(a)	500		498
0.40%, 09/15/2015	2,000	2,000		PepsiCo Inc
0.51%, 04/15/2017	2,000	1,999		0.75%, 03/05/2015	1,000		1,004
		$6,279		SABMiller Holdings Inc
Automobile Floor Plan Asset Backed Securities - 0.83%				1.85%, 01/15/2015(a)	1,000		1,020
Mercedes-Benz Master Owner Trust 2012-A							$3,274
0.79%, 11/15/2017(a),(b)	2,000	1,997
				Biotechnology - 1.57%
Nissan Master Owner Trust Receivables				Amgen Inc
1.36%, 01/15/2015(a),(b)	200	200
				1.88%, 11/15/2014	500		511
		$2,197		2.13%, 05/15/2017	750		777
Automobile Manufacturers - 0.96%				2.30%, 06/15/2016	2,000		2,079
Daimler Finance North America LLC				Gilead Sciences Inc
1.88%, 09/15/2014(a)	2,500	2,541		2.40%, 12/01/2014	750		774
							$4,141
Banks- 18.88%				Chemicals - 1.07%
Bank of America NA				Airgas Inc
0.59%, 06/15/2016(b)	500	477		3.25%, 10/01/2015	2,000		2,124
5.30%, 03/15/2017	3,500	3,936		Dow Chemical Co/The
Bank of New York Mellon Corp/The				7.60%, 05/15/2014	646		706
2.95%, 06/18/2015	1,430	1,508					$2,830
Barclays Bank PLC
2.50%, 01/23/2013	2,125	2,128		Commercial Services - 0.89%
				ERAC USA Finance LLC
Citigroup Inc				2.75%, 07/01/2013(a)	1,500		1,516
4.75%, 05/19/2015	500	539		5.60%, 05/01/2015(a)	750		821
6.00%, 12/13/2013	2,000	2,096
6.50%, 08/19/2013	2,500	2,587					$2,337
Commonwealth Bank of Australia				Computers - 2.00%
3.75%, 10/15/2014(a)	1,750	1,840		Hewlett-Packard Co
Commonwealth Bank of Australia/New York				1.25%, 09/13/2013	1,500		1,500
NY				International Business Machines Corp
1.25%, 09/18/2015	750	758		0.75%, 05/11/2015	2,250		2,264
Goldman Sachs Group Inc/The				2.10%, 05/06/2013	1,500		1,509
0.72%, 07/22/2015(b)	1,750	1,717					$5,273
HSBC Bank PLC
3.10%, 05/24/2016(a)	375	396		Diversified Financial Services - 10.16%
3.50%, 06/28/2015(a)	2,500	2,652		American Express Credit Corp
ING Bank NV				5.88%, 05/02/2013	2,000		2,036
2.38%, 06/09/2014(a)	1,750	1,773		Caterpillar Financial Services Corp
4.00%, 03/15/2016(a)	1,500	1,596		2.05%, 08/01/2016	500		518
JP Morgan Chase Bank NA				FMR LLC
				4.75%, 03/01/2013(a)	3,000		3,020
5.88%, 06/13/2016	2,000	2,281
6.00%, 10/01/2017	3,250	3,847		Ford Motor Credit Co LLC
KeyBank NA/Cleveland OH				3.98%, 06/15/2016	2,500		2,654
7.41%, 05/06/2015	1,575	1,772		General Electric Capital Corp
				0.55%, 01/08/2016(b)	2,000		1,977
Morgan 0.77%, Stanley 10/18/2016(b)	2,500	2,377		0.57%, 09/15/2014(b)	3,500		3,496
6.00%, 05/13/2014	2,000	2,118		2.95%, 05/09/2016	500		527
PNC Bank NA				Jefferies Group Inc
4.88%, 09/21/2017	1,300	1,491		3.88%, 11/09/2015	1,500		1,549
6.00%, 12/07/2017	1,380	1,661		John Deere Capital Corp
Santander US Debt SAU				0.88%, 04/17/2015	500		502
2.49%, 01/18/2013(a)	1,250	1,250

See accompanying notes

106

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
MassMutual Global Funding II				New Century Home Equity Loan Trust Series
2.30%, 09/28/2015(a)	$2,250	$2,336		2005-3
2.88%, 04/21/2014(a)	1,000	1,029		0.69%, 07/25/2035(b)	$4,500		$4,417
Murray Street Investment Trust I				RAMP Trust
4.65%, 03/09/2017(b)	3,500	3,786		0.68%, 07/25/2035(b)	492		482
Toyota Motor Credit Corp				RASC Trust
0.88%, 07/17/2015	750	753		4.47%, 03/25/2032	698		723
1.75%, 05/22/2017	750	768		4.59%, 08/25/2031	20		20
2.05%, 01/12/2017	1,000	1,034		Soundview Home Loan Trust 2005-CTX1
3.20%, 06/17/2015	750	795		0.63%, 11/25/2035(b)	750		693
		$26,780		Terwin Mortgage Trust 2005-2HE
				0.97%, 01/25/2035(a),(b)	116		112
Electric - 2.42%				Wells Fargo Home Equity Trust
LG&E and KU Energy LLC				0.62%, 11/25/2035(b)	1,000		983
2.13%, 11/15/2015	2,000	2,042		0.63%, 10/25/2034(b)	121		114
Nisource Finance Corp				5.00%, 10/25/2034	2,646		2,626
5.25%, 09/15/2017	1,000	1,144					$18,477
6.15%, 03/01/2013	500	504
PPL Energy Supply LLC				Insurance - 7.98%
5.70%, 10/15/2035	1,400	1,545		Aspen Insurance Holdings Ltd
6.20%, 05/15/2016	400	458		6.00%, 08/15/2014	1,000		1,065
TransAlta Corp				Berkshire Hathaway Finance Corp
6.65%, 05/15/2018	600	690		1.50%, 01/10/2014	1,500		1,517
		$6,383		1.60%, 05/15/2017	1,500		1,529
				Berkshire Hathaway Inc
Finance - Mortgage Loan/Banker - 2.29%				2.20%, 08/15/2016	2,000		2,087
Fannie Mae				Metropolitan Life Global Funding I
0.50%, 07/02/2015	2,000	2,007		0.66%, 03/19/2014(a),(b)	1,500		1,502
Freddie Mac				2.50%, 01/11/2013(a)	3,000		3,002
0.63%, 12/29/2014	2,000	2,013		5.13%, 04/10/2013(a)	250		253
1.00%, 08/27/2014	2,000	2,026		5.13%, 06/10/2014(a)	1,760		1,871
		$6,046		New York Life Global Funding
Food- 0.99%				2.45%, 07/14/2016(a)	2,600		2,724
Ingredion Inc				3.00%, 05/04/2015(a)	750		788
3.20%, 11/01/2015	1,500	1,574		4.65%, 05/09/2013(a)	1,000		1,014
Tesco PLC				Prudential Covered Trust 2012-1
2.00%, 12/05/2014(a)	1,000	1,022		3.00%, 09/30/2015(a)	3,563		3,694
		$2,596					$21,046
Gas- 0.40%				Iron & Steel - 0.76%
Florida Gas Transmission Co LLC				ArcelorMittal
4.00%, 07/15/2015(a)	1,000	1,063		4.00%, 03/01/2016	1,500		1,506
				5.38%, 06/01/2013	500		505
							$2,011
Home Equity Asset Backed Securities - 7.01%
ABFC 2005-WMC1 Trust				Machinery - Construction & Mining - 0.58%
0.87%, 06/25/2035(b)	1,669	1,609		Caterpillar Inc
ACE Securities Corp				0.95%, 06/26/2015	500		504
0.55%, 05/25/2035(b)	882	856		1.50%, 06/26/2017	1,000		1,013
0.88%, 04/25/2035(b)	345	344					$1,517
0.93%, 04/25/2035(b)	536	525
Aegis Asset Backed Securities Trust				Manufactured Housing Asset Backed Securities - 0.04%
0.69%, 03/25/2035(b)	172	171		Green Tree Financial Corp
Asset Backed Securities Corp Home Equity				7.70%, 09/15/2026	65		72
0.72%, 07/25/2035(b)	900	882		Mid-State Trust IV
Bayview Financial Acquisition Trust				8.33%, 04/01/2030	23		24
0.44%, 11/28/2036(b)	6	6					$96
0.84%, 05/28/2044(b)	859	846		Media- 0.66%
5.66%, 12/28/2036(b)	89	91		Walt Disney Co/The
6.04%, 11/28/2036	104	104		1.13%, 02/15/2017	1,750		1,751
Bear Stearns Asset Backed Securities Trust
0.54%, 12/25/2035(b)	854	839
Home Equity Asset Trust				Mining - 1.17%
0.68%, 10/25/2035(b)	1,000	852		Anglo American Capital PLC
				2.15%, 09/27/2013(a)	1,500		1,510
0.69%, 07/25/2035(b)	498	484
JP Morgan Mortgage Acquisition Corp				Teck Resources Ltd
0.66%, 06/25/2035(b)	400	386		5.38%, 10/01/2015	500		551
Mastr Asset Backed Securities Trust				Xstrata Finance Canada Ltd
				2.45%, 10/25/2017(a)	1,000		1,010
0.46%, 10/25/2035(b)	202	195
Morgan Stanley ABS Capital I							$3,071
0.96%, 01/25/2035(b)	117	117

See accompanying notes

107

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities - 4.37%				Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust 2004-2				WaMu Mortgage Pass Through Certificates
1.35%, 02/25/2035(b)	$15	$16		5.00%, 09/25/2018	$119		$122
Banc of America Alternative Loan Trust							$11,533
5.00%, 12/25/2018	455	472
Banc of America Funding Corp				Oil & Gas - 6.08%
4.75%, 09/25/2019	381	392		BG Energy Capital PLC
				2.88%, 10/15/2016(a)	1,000		1,055
Banc of America Mortgage Trust 2004-8
5.25%, 10/25/2019	141	145		BP Capital Markets PLC
Banc of America Mortgage Trust 2005-2				1.85%, 05/05/2017	500		511
5.00%, 03/25/2020	131	133		3.13%, 10/01/2015	1,000		1,061
Banc of America Mortgage Trust 2005-7				3.63%, 05/08/2014	2,000		2,082
5.00%, 08/25/2020	89	96		Ensco PLC
BCAP LLC Trust				3.25%, 03/15/2016	1,750		1,856
5.25%, 06/26/2037(a)	15	16		Petrobras International Finance Co - Pifco
Cendant Mortgage Corp				3.88%, 01/27/2016	750		791
4.87%, 06/25/2034(b)	107	108		Phillips 66
				2.95%, 05/01/2017(a)	2,000		2,120
Chase Mortgage Finance Corp
5.50%, 05/25/2035	5	5		Shell International Finance BV
Countrywide Alternative Loan Trust				3.10%, 06/28/2015	2,000		2,119
6.00%, 02/25/2017	134	136		Total Capital International SA
Countrywide Asset-Backed Certificates				1.55%, 06/28/2017	1,500		1,523
0.49%, 11/25/2035(b)	129	129		Total Capital SA
Countrywide Home Loan Mortgage Pass				3.00%, 06/24/2015	2,750		2,905
Through Trust							$16,023
4.50%, 01/25/2019(b)	197	201		Oil & Gas Services - 1.42%
4.50%, 08/25/2033	131	132		Schlumberger Investment SA
5.00%, 09/25/2019	276	284		1.95%, 09/14/2016(a)	1,500		1,540
5.25%, 10/25/2034	283	286		Weatherford International Ltd/Bermuda
Credit Suisse First Boston Mortgage Securities				5.50%, 02/15/2016	2,000		2,203
Corp							$3,743
1.17%, 05/25/2034(b)	115	112
5.00%, 09/25/2019	64	63		Other Asset Backed Securities - 4.61%
5.00%, 10/25/2019	355	359		Ameriquest Mortgage Securities Inc
Fannie Mae REMICS				0.41%, 08/25/2035(b)	221		215
0.51%, 02/25/2032(b)	6	6		0.66%, 03/25/2035(b)	241		238
Freddie Mac Reference REMIC				Carrington Mortgage Loan Trust
0.61%, 07/15/2023(b)	29	29		0.49%, 12/25/2035(b)	358		352
Freddie Mac REMICS				0.61%, 09/25/2035(b)	569		557
0.66%, 06/15/2023(b)	14	14		Citigroup Mortgage Loan Trust Inc
Ginnie Mae				0.64%, 07/25/2035(b)	150		147
4.50%, 08/20/2032	82	85		CNH Equipment Trust
GMAC Mortgage Corp Loan Trust				0.45%, 04/15/2016	2,000		2,000
5.25%, 07/25/2034	54	54		0.65%, 04/16/2018	1,000		999
GSR Mortgage Loan Trust				Countrywide Asset-Backed Certificates
5.00%, 08/25/2019	30	31		0.66%, 08/25/2035(b)	1,614		1,544
JP Morgan Mortgage Trust				0.67%, 10/25/2035(b)	648		644
5.00%, 09/25/2034	1,080	1,110		0.86%, 12/25/2034(b)	244		242
MASTR Adjustable Rate Mortgages Trust				Credit-Based Asset Servicing and
2004-13				Securitization LLC
2.63%, 11/21/2034(b)	110	110		5.33%, 07/25/2035(b)	252		249
MASTR Alternative Loans Trust				Fieldstone Mortgage Investment Trust Series
6.50%, 01/25/2019	222	235		2005-1
MASTR Asset Securitization Trust				1.29%, 03/25/2035(b)	957		904
5.25%, 12/25/2033	972	986		First Frankin Mortgage Loan Trust 2005-FF4
MASTR Asset Securitization Trust 2004-11				0.64%, 05/25/2035(b)	408		388
5.00%, 12/25/2019	66	68		First Frankin Mortgage Loan Trust 2005-FF9
Prime Mortgage Trust				0.49%, 10/25/2035(b)	513		512
5.25%, 07/25/2020(b)	654	658		Green Tree Home Improvement Loan Trust
RALI Trust				7.45%, 09/15/2025	3		3
5.00%, 12/26/2018	948	970		JP Morgan Mortgage Acquisition Corp
5.00%, 03/25/2019	267	279		0.50%, 12/25/2035(b)	600		563
5.50%, 08/25/2033	245	246		Mastr Specialized Loan Trust
Springleaf Mortgage Loan Trust				1.46%, 11/25/2034(a),(b)	435		410
1.57%, 12/25/2059(a),(b),(c)	2,435	2,449		Merrill Lynch Mortgage Investors Inc
2.22%, 10/25/2057(a),(c)	912	939		0.59%, 05/25/2036(b)	960		935
Structured Asset Securities Corp				Saxon Asset Securities Trust
4.50%, 02/25/2033	58	57		0.58%, 11/25/2035(b)	766		744
				Securitized Asset Backed Receivables LLC
				0.51%, 10/25/2035(b)	45		43

See accompanying notes

108

Schedule of Investments
Short-Term Income Account
December 31, 2012

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				Telecommunications - 2.26%
Wachovia Mortgage Loan Trust LLC				AT&T Inc
0.58%, 10/25/2035(b)	$487	$478		1.40%, 12/01/2017	$1,000		$1,000
		$12,167		2.40%, 08/15/2016	500		522
				2.50%, 08/15/2015	1,000		1,042
Pharmaceuticals - 2.39%				2.95%, 05/15/2016	1,000		1,059
AbbVie Inc				Verizon Communications Inc
1.20%, 11/06/2015(a)	2,500	2,517
				3.00%, 04/01/2016	1,250		1,331
GlaxoSmithKline Capital PLC				Vodafone Group PLC
0.75%, 05/08/2015	750	754		1.63%, 03/20/2017	1,000		1,015
Merck & Co Inc							$5,969
1.10%, 01/31/2018	1,500	1,499
Novartis Capital Corp				Transportation - 0.38%
2.90%, 04/24/2015	500	525		United Parcel Service Inc
Sanofi				4.50%, 01/15/2013	1,000		1,001
1.20%, 09/30/2014	1,000	1,012
		$6,307		Trucking & Leasing - 1.25%
Pipelines - 0.33%				Penske Truck Leasing Co Lp / PTL Finance
DCP Midstream LLC				Corp
5.38%, 10/15/2015(a)	810	870		2.50%, 03/15/2016(a)	1,000		1,002
				3.13%, 05/11/2015(a)	2,250		2,296
							$3,298
Real Estate - 1.27%				TOTAL BONDS			$250,924
WCI Finance LLC / WEA Finance LLC
5.70%, 10/01/2016(a)	1,500	1,713		U.S. GOVERNMENT & GOVERNMENT	Principal
WEA Finance LLC / WT Finance Aust Pty				AGENCY OBLIGATIONS - 0.44%	Amount (000's)	Value	(000	's)
Ltd				Federal Home Loan Mortgage Corporation (FHLMC) -
5.75%, 09/02/2015(a)	500	558		0.04%
				2.26%, 11/01/2021(b)	$2		$3
WT Finance Aust Pty Ltd / Westfield Capital /				2.39%, 09/01/2035(b)	73		77
WEA Finance LLC
5.13%, 11/15/2014(a)	1,000	1,072		6.00%, 05/01/2017	27		29
		$3,343		9.50%, 08/01/2016	2		2
							$111
REITS- 3.86%
Arden Realty LP				Federal National Mortgage Association (FNMA) - 0.27%
				2.20%, 01/01/2019(b)	1		1
5.25%, 03/01/2015	1,000	1,076		2.26%, 04/01/2033(b)	214		224
BioMed Realty LP				2.30%, 11/01/2022(b)	1		1
3.85%, 04/15/2016	1,000	1,055		2.31%, 02/01/2037(b)	113		120
Duke Realty LP				2.36%, 01/01/2035(b)	11		11
6.25%, 05/15/2013	750	765		2.41%, 11/01/2032(b)	14		14
Health Care REIT Inc				2.53%, 12/01/2032(b)	51		53
3.63%, 03/15/2016	750	792		2.66%, 07/01/2034(b)	90		95
5.88%, 05/15/2015	1,000	1,104		2.70%, 08/01/2034(b)	37		40
6.00%, 11/15/2013	500	522		2.75%, 01/01/2035(b)	60		64
Healthcare Realty Trust Inc				2.80%, 02/01/2035(b)	11		11
5.13%, 04/01/2014	1,650	1,726		3.00%, 12/01/2033(b)	31		31
6.50%, 01/17/2017	500	572		4.32%, 11/01/2035(b)	4		4
Nationwide Health Properties Inc				5.61%, 04/01/2019(b)	2		2
6.00%, 05/20/2015	500	555
6.25%, 02/01/2013	2,000	2,008		6.50%, 01/01/2014	2		2
		$10,175		6.50%, 01/01/2014	2		2
				8.00%, 05/01/2027	36		42
Retail - 0.78%				8.50%, 11/01/2017	4		4
Wal-Mart Stores Inc							$721
1.50%, 10/25/2015	1,000	1,029		Government National Mortgage Association (GNMA) -
1.63%, 04/15/2014	1,000	1,017		0.02%
		$2,046		9.00%, 12/15/2020	4		5
				9.00%, 04/20/2025	1		1
Savings & Loans - 0.00%				10.00%, 02/15/2025	3		3
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013(c),(d)	200	—		10.00%, 12/15/2020	1		1
				10.00%, 04/15/2025	1		1
				11.00%, 12/15/2015	1		1
Semiconductors - 0.38%				11.00%, 12/15/2015	1		1
Samsung Electronics America Inc				10.00%, 09/15/2018	3		3
1.75%, 04/10/2017(a)	1,000	1,012		10.00%, 09/15/2018	3		3
				10.00%, 02/15/2019	24		24
				10.00%, 06/15/2020	8		10
Software - 0.23%				10.00%, 05/15/2020	10		10
Microsoft Corp
0.88%, 11/15/2017	600	597					$63

See accompanying notes

109

Schedule of Investments
Short-Term Income Account
December 31, 2012

				Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Sector		Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Financial		44.91%
			Asset Backed Securities		14.87%
U.S. Treasury - 0.11%			Consumer, Non-cyclical		7.96%
0.13%, 12/31/2013(e)	$275	$275	Energy		7.83%
			Mortgage Securities		4.70%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Basic Materials		3.00%
OBLIGATIONS		$1,170	Communications		2.92%
	Maturity		Utilities		2.82%
REPURCHASE AGREEMENTS - 2.76%	Amount (000's)	Value (000's)	Technology		2.61%
			Industrial		2.60%
Banks - 2.76%			Government		2.40%
Investment in Joint Trading Account; Credit	$1,314	$1,314	Consumer, Cyclical		1.74%
Suisse Repurchase Agreement; 0.19%			Other Assets in Excess of Liabilities, Net		1.64%
dated 12/31/2012 maturing 01/02/2013			TOTAL NET ASSETS		100.00%
(collateralized by US Government
Securities; $1,340,064; 5.25% - 8.00%;
dated 11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	441	441
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $449,878; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	2,463	2,463
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $2,512,619; 0.00% - 6.25%;
dated 10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	3,050	3,050
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $3,110,862; 0.00% - 9.38%;
dated 01/02/13 - 01/22/37)
		$7,268
TOTAL REPURCHASE AGREEMENTS		$7,268
Total Investments		$259,362
Other Assets in Excess of Liabilities, Net - 1.64%		$4,334
TOTAL NET ASSETS - 100.00%		$263,696

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $68,213 or 25.87% of net assets.
(b)	Variable Rate. Rate shown is in effect at December 31, 2012.
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,388 or 1.28% of net assets.
(d) Non-Income Producing Security
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $231 or 0.09% of net assets.

Futures Contracts

					Unrealized
Type	Long/Short		Contracts Notional Value	Fair Value	Appreciation/(Depreciation)
US 5 Year Note; March 2013	Short	140	$17,442	$17,418	$24
Total					$24

All dollar amounts are shown in thousands (000's)

See accompanying notes

110

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS - 96.25%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.56%				Banks (continued)
Millennial Media Inc (a)	23,140	$290		Westamerica Bancorporation	328		$14
							$3,932
Aerospace & Defense - 1.51%				Beverages - 0.07%
Aerovironment Inc (a)	327	7		Boston Beer Co Inc/The (a)	138		19
Astronics Corp (a)	381	9		Coca-Cola Bottling Co Consolidated	150		10
Cubic Corp	275	13		National Beverage Corp	361		5
GenCorp Inc (a)	1,493	14					$34
HEICO Corp	947	42
Kaman Corp	559	21		Biotechnology - 3.58%
LMI Aerospace Inc (a)	35	1		Acorda Therapeutics Inc (a)	802		20
Moog Inc (a)	160	7		Aegerion Pharmaceuticals Inc (a)	447		11
				Affymax Inc (a)	719		14
National Presto Industries Inc	15	1		Agenus Inc (a)	437		2
SIFCO Industries Inc	32	—		Alnylam Pharmaceuticals Inc (a)	22,407		409
Teledyne Technologies Inc (a)	265	17		AMAG Pharmaceuticals Inc (a)	535		8
Triumph Group Inc	10,006	653		Arena Pharmaceuticals Inc (a)	3,422		31
		$785		BioCryst Pharmaceuticals Inc (a)	1,557		2
Agriculture - 0.05%				Cambrex Corp (a)	482		5
Alico Inc	48	2		Cubist Pharmaceuticals Inc (a)	1,297		55
Tejon Ranch Co (a)	416	11		Curis Inc (a)	1,922		7
Vector Group Ltd	728	11		Dendreon Corp (a)	2,760		15
		$24		Emergent Biosolutions Inc (a)	166		3
				Exact Sciences Corp (a)	23,028		244
Airlines - 0.63%				Exelixis Inc (a)	3,295		15
Alaska Air Group Inc (a)	1,453	63
				Halozyme Therapeutics Inc (a)	1,611		11
Allegiant Travel Co	316	23		Immunogen Inc (a)	1,151		15
Hawaiian Holdings Inc (a)	877	6
				Immunomedics Inc (a)	2,009		6
Republic Airways Holdings Inc (a)	837	5
				Incyte Corp Ltd (a)	16,440		273
SkyWest Inc	107	1		Medicines Co/The (a)	1,130		27
Spirit Airlines Inc (a)	10,484	185
				Merrimack Pharmaceuticals Inc (a)	492		3
US Airways Group Inc (a)	3,440	47
				Momenta Pharmaceuticals Inc (a)	570		7
		$330		NPS Pharmaceuticals Inc (a)	52,596		478
Apparel - 0.75%				Omeros Corp (a)	814		4
Cherokee Inc	237	3		PDL BioPharma Inc	2,411		17
Crocs Inc (a)	16,016	231		Repligen Corp (a)	874		5
G-III Apparel Group Ltd (a)	67	2		Sangamo Biosciences Inc (a)	1,659		10
Oxford Industries Inc	249	12		Seattle Genetics Inc (a)	1,956		45
RG Barry Corp	250	4		Spectrum Pharmaceuticals Inc	1,176		13
Steven Madden Ltd (a)	813	34		Trius Therapeutics Inc (a)	783		4
True Religion Apparel Inc	463	12		Verastem Inc (a)	10,732		94
Warnaco Group Inc/The (a)	757	54		Vical Inc (a)	2,246		6
Wolverine World Wide Inc	1,007	41		XOMA Corp (a)	1,946		5
		$393					$1,864
Automobile Manufacturers - 0.02%				Building Materials - 3.18%
Wabash National Corp (a)	1,227	11		AAON Inc	602		13
				American DG Energy Inc (a)	692		2
				Apogee Enterprises Inc	13,576		325
Automobile Parts & Equipment - 0.23%				Drew Industries Inc	286		9
Cooper Tire & Rubber Co	1,118	28		Eagle Materials Inc	1,048		61
Dana Holding Corp	479	8		Headwaters Inc (a)	1,292		11
Dorman Products Inc	507	18		Nortek Inc (a)	163		11
Tenneco Inc (a)	1,257	44
				Patrick Industries Inc (a)	124		2
Titan International Inc	1,011	22		Trex Co Inc (a)	15,318		571
		$120		USG Corp (a)	23,135		649
Banks - 7.55%							$1,654
Arrow Financial Corp	19	—		Chemicals - 0.52%
Bank of the Ozarks Inc	21,282	713		Aceto Corp	196		2
Bridge Capital Holdings (a)	85	1
				American Vanguard Corp	597		19
Cardinal Financial Corp	8,918	145		Balchem Corp	526		19
Cass Information Systems Inc	331	14		Chemtura Corp (a)	1,448		31
CoBiz Financial Inc	34,543	258		Georgia Gulf Corp	463		19
First Horizon National Corp	29,400	291		Hawkins Inc	295		11
FNB United Corp (a)	237	3
Signature Bank/New York NY (a)	5,800	414		HB Fuller Co	1,054		37
				Innophos Holdings Inc	392		18
Susquehanna Bancshares Inc	46,281	485		Innospec Inc	90		3
SVB Financial Group (a)	9,375	525
Texas Capital Bancshares Inc (a)	13,933	625		KMG Chemicals Inc	245		4
				Landec Corp (a)	199		2
Walker & Dunlop Inc (a)	26,677	444
				Olin Corp	987		21
				OMNOVA Solutions Inc (a)	1,498		11

See accompanying notes

111

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
PolyOne Corp	1,486	$30		Valassis Communications Inc	524		$14
Quaker Chemical Corp	113	6		VistaPrint NV (a)	614		20
Rentech Inc	4,825	13		WEX Inc (a)	812		61
Stepan Co	338	19					$1,774
Zep Inc	297	4
		$269		Computers - 1.65%
				3D Systems Corp (a)	4,362		233
Coal - 0.03%				CACI International Inc (a)	58		3
SunCoke Energy Inc (a)	1,060	16		Computer Task Group Inc (a)	378		7
				Cray Inc (a)	837		13
				Datalink Corp (a)	480		4
Commercial Services - 3.41%
Acacia Research Corp (a)	1,036	27		Digimarc Corp	227		5
				Echelon Corp (a)	654		2
Accretive Health Inc (a)	1,159	13
				Electronics for Imaging Inc (a)	92		2
Advisory Board Co/The (a)	624	29
				Fortinet Inc (a)	18,020		380
American Public Education Inc (a)	373	14
				iGate Corp (a)	649		10
American Reprographics Co (a)	204	1
AMN Healthcare Services Inc (a)	708	8		j2 Global Inc	800		24
				LivePerson Inc (a)	1,111		15
Arbitron Inc	547	26		Manhattan Associates Inc (a)	424		26
Avis Budget Group Inc (a)	1,930	38
				Mentor Graphics Corp (a)	1,015		17
Barrett Business Services Inc	219	8
Bridgepoint Education Inc (a)	533	6		MTS Systems Corp	345		17
				Netscout Systems Inc (a)	768		20
Brink's Co/The	859	25		Quantum Corp (a)	457		—
Capella Education Co (a)	401	11
				RealD Inc (a)	1,225		14
Cardtronics Inc (a)	922	22
				Riverbed Technology Inc (a)	86		2
CDI Corp	53	1		Synaptics Inc (a)	723		22
Chemed Corp	393	27		Syntel Inc	322		17
Corporate Executive Board Co	723	34		Unisys Corp (a)	704		12
Corvel Corp (a)	189	9
				Virtusa Corp (a)	601		10
CoStar Group Inc (a)	589	53
				Vocera Communications Inc (a)	90		2
Deluxe Corp	712	23
Electro Rent Corp	60	1					$857
ExamWorks Group Inc (a)	175	2		Consumer Products - 0.13%
ExlService Holdings Inc (a)	475	13		AT Cross Co (a)	266		3
Forrester Research Inc	455	12		Blyth Inc	335		5
Franklin Covey Co (a)	305	4		Central Garden and Pet Co - A Shares (a)	186		2
Global Cash Access Holdings Inc (a)	1,328	10		Prestige Brands Holdings Inc (a)	765		16
Grand Canyon Education Inc (a)	827	19		Spectrum Brands Holdings Inc	443		20
Green Dot Corp (a)	776	9		Tumi Holdings Inc (a)	436		9
Hackett Group Inc/The	794	3		WD-40 Co	324		15
Healthcare Services Group Inc	1,206	28					$70
Heartland Payment Systems Inc	810	24
HMS Holdings Corp (a)	12,277	318		Cosmetics & Personal Care - 0.05%
Huron Consulting Group Inc (a)	477	16		Elizabeth Arden Inc (a)	454		21
Insperity Inc	472	15		Inter Parfums Inc	379		7
Intersections Inc	191	2					$28
K12 Inc (a)	484	10
				Distribution & Wholesale - 4.50%
Kforce Inc	852	12		Beacon Roofing Supply Inc (a)	977		32
Landauer Inc	189	12		Core-Mark Holding Co Inc	60		3
MAXIMUS Inc	709	45		MWI Veterinary Supply Inc (a)	13,268		1,460
Medifast Inc (a)	448	12
MoneyGram International Inc (a)	192	3		Owens & Minor Inc	1,113		32
				Pool Corp	984		42
Monro Muffler Brake Inc	555	19		Titan Machinery Inc (a)	545		13
Multi-Color Corp	15	—		United Stationers Inc	73		2
National Research Corp	78	4		Watsco Inc	634		47
On Assignment Inc (a)	909	18		WESCO International Inc (a)	10,600		715
PAREXEL International Corp (a)	1,227	36
Performant Financial Corp (a)	163	2					$2,346
PRGX Global Inc (a)	661	4		Diversified Financial Services - 0.83%
Providence Service Corp/The (a)	74	1		Cohen & Steers Inc	332		10
RPX Corp (a)	612	6		Credit Acceptance Corp (a)	159		16
Sotheby's	421	14		DFC Global Corp (a)	718		13
Standard Parking Corp (a)	507	11		Diamond Hill Investment Group Inc	86		6
Steiner Leisure Ltd (a)	308	15		Duff & Phelps Corp	269		4
Strayer Education Inc	239	13		Ellie Mae Inc (a)	509		14
Team Health Holdings Inc (a)	565	16		Encore Capital Group Inc (a)	375		11
Team Inc (a)	415	16		Evercore Partners Inc - Class A	83		3
TMS International Corp (a)	159	2		Financial Engines Inc (a)	5,141		142
TNS Inc (a)	514	11		GAMCO Investors Inc	202		11
TrueBlue Inc (a)	930	15		Greenhill & Co Inc	529		28
United Rentals Inc (a)	11,664	531		Higher One Holdings Inc (a)	1,042		11
				MarketAxess Holdings Inc	656		23

See accompanying notes

112

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
MicroFinancial Inc	100	$1		MYR Group Inc (a)	366		$8
Nationstar Mortgage Holdings Inc (a)	340	11					$81
Netspend Holdings Inc (a)	977	12
Ocwen Financial Corp (a)	208	7		Entertainment - 1.57%
				Carmike Cinemas Inc (a)	13,139		197
Portfolio Recovery Associates Inc (a)	362	39
Pzena Investment Management Inc	259	1		Churchill Downs Inc	134		9
				Lions Gate Entertainment Corp (a)	1,757		29
Regional Management Corp (a)	151	3
				Multimedia Games Holding Co Inc (a)	13,622		201
Stifel Financial Corp (a)	529	17
Virtus Investment Partners Inc (a)	103	12		National CineMedia Inc	608		8
				SHFL Entertainment Inc (a)	21,626		314
WageWorks Inc (a)	125	2
Westwood Holdings Group Inc	209	9		Six Flags Entertainment Corp	821		50
WisdomTree Investments Inc (a)	1,877	11		Vail Resorts Inc	221		12
World Acceptance Corp (a)	217	16					$820
		$433		Environmental Control - 0.18%
				Calgon Carbon Corp (a)	897		13
Electric - 0.02%
Atlantic Power Corp	307	4		Ceco Environmental Corp	189		2
				Darling International Inc (a)	825		13
Ormat Technologies Inc	157	3		EnergySolutions Inc (a)	689		2
Otter Tail Corp	60	1
		$8		Mine Safety Appliances Co	575		25
				Tetra Tech Inc (a)	1,077		28
Electrical Components & Equipment - 0.34%				TRC Cos Inc (a)	417		2
Acuity Brands Inc	897	61		US Ecology Inc	371		9
Belden Inc	874	39					$94
Coleman Cable Inc	241	2
EnerSys Inc (a)	356	14		Food - 1.21%
Generac Holdings Inc	356	12		Arden Group Inc	22		2
Littelfuse Inc	420	26		B&G Foods Inc	1,213		34
Powell Industries Inc (a)	122	5		Calavo Growers Inc	384		10
Universal Display Corp (a)	691	18		Cal-Maine Foods Inc	287		12
				Chefs' Warehouse Inc/The (a)	346		5
		$177		Hain Celestial Group Inc (a)	851		46
Electronics - 1.76%				Inventure Foods Inc (a)	411		3
American Science & Engineering Inc	50	3		J&J Snack Foods Corp	341		22
Analogic Corp	250	19		Lancaster Colony Corp	426		29
Badger Meter Inc	301	14		Lifeway Foods Inc	129		1
Coherent Inc	217	11		Pilgrim's Pride Corp (a)	1,535		11
Cymer Inc (a)	168	15		Post Holdings Inc (a)	401		14
Daktronics Inc	283	3		Sanderson Farms Inc	530		25
ESCO Technologies Inc	274	10		Smart Balance Inc (a)	24,417		315
FARO Technologies Inc (a)	17,147	612		Snyders-Lance Inc	695		17
FEI Co	765	42		Tootsie Roll Industries Inc	475		12
Fluidigm Corp (a)	778	11		TreeHouse Foods Inc (a)	441		23
II-VI Inc (a)	949	17		United Natural Foods Inc (a)	877		47
Measurement Specialties Inc (a)	431	15					$628
Mesa Laboratories Inc	81	4
Multi-Fineline Electronix Inc (a)	43	1		Forest Products & Paper - 0.14%
NVE Corp (a)	156	9		Buckeye Technologies Inc	493		14
				Clearwater Paper Corp (a)	335		13
OSI Systems Inc (a)	425	27
Plexus Corp (a)	495	13		Deltic Timber Corp	193		14
Rogers Corp (a)	216	11		Neenah Paper Inc	300		8
Sypris Solutions Inc	221	1		Orchids Paper Products Co	86		2
Taser International Inc (a)	1,782	16		PH Glatfelter Co	226		4
Woodward Inc	1,492	57		Schweitzer-Mauduit International Inc	494		19
Zagg Inc (a)	802	6					$74
Zygo Corp (a)	69	1		Gas - 0.03%
		$918		Piedmont Natural Gas Co Inc	193		6
Energy - Alternate Sources - 0.03%				South Jersey Industries Inc	208		10
Clean Energy Fuels Corp (a)	1,151	14					$16
Renewable Energy Group Inc (a)	122	1		Hand & Machine Tools - 0.06%
Saratoga Resources Inc (a)	571	2		Franklin Electric Co Inc	462		29
		$17
Engineering & Construction - 0.16%				Healthcare - Products - 4.18%
Aegion Corp (a)	179	4		Abaxis Inc	7,320		271
Argan Inc	69	1		ABIOMED Inc (a)	1,071		14
Dycom Industries Inc (a)	527	10		Accuray Inc (a)	1,448		9
Exponent Inc (a)	283	16		Align Technology Inc (a)	1,472		41
MasTec Inc (a)	1,160	29		ArthroCare Corp (a)	470		16
Mistras Group Inc (a)	505	13		AtriCure Inc (a)	467		3
				Atrion Corp	51		10

See accompanying notes

113

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Builders - 2.61%
BG Medicine Inc (a)	345	$1		Hovnanian Enterprises Inc (a)	77,944		$546
Cantel Medical Corp	418	12		Meritage Homes Corp (a)	11,557		432
Cardiovascular Systems Inc (a)	543	7		Ryland Group Inc/The	438		16
Cepheid Inc (a)	14,524	491		Standard Pacific Corp (a)	49,136		361
Conceptus Inc (a)	9,668	204		Winnebago Industries Inc (a)	259		4
Cyberonics Inc (a)	564	30					$1,359
Cynosure Inc (a)	151	4
DexCom Inc (a)	1,404	19		Home Furnishings - 0.71%
				DTS Inc/CA (a)	592		10
Endologix Inc (a)	995	14
Exactech Inc (a)	64	1		Ethan Allen Interiors Inc	418		11
Female Health Co/The	11,881	85		La-Z-Boy Inc	480		7
				Select Comfort Corp (a)	12,391		324
Genomic Health Inc (a)	506	14
				Skullcandy Inc (a)	522		4
Globus Medical Inc (a)	225	2
				TiVo Inc (a)	1,310		16
Greatbatch Inc (a)	12,921	300
Haemonetics Corp (a)	1,038	42					$372
HeartWare International Inc (a)	290	24		Housewares - 0.02%
ICU Medical Inc (a)	224	14		Libbey Inc (a)	647		12
ImmunoCellular Therapeutics Ltd (a)	1,639	3
Insulet Corp (a)	982	21
Integra LifeSciences Holdings Corp (a)	361	14		Insurance - 0.11%
Luminex Corp (a)	824	14		Amtrust Financial Services Inc	131		4
MAKO Surgical Corp (a)	10,377	134		eHealth Inc (a)	439		12
Masimo Corp	1,021	22		Employers Holdings Inc	197		4
Merge Healthcare Inc (a)	1,453	4		First American Financial Corp	303		7
				Greenlight Capital Re Ltd (a)	251		6
Meridian Bioscience Inc	845	17
Merit Medical Systems Inc (a)	76	1		Homeowners Choice Inc	46		1
Natus Medical Inc (a)	568	6		Montpelier Re Holdings Ltd ADR	199		5
NuVasive Inc (a)	336	5		Navigators Group Inc/The (a)	132		7
NxStage Medical Inc (a)	885	10		Tower Group Inc	590		10
Orthofix International NV (a)	300	12					$56
PhotoMedex Inc (a),(b)	8,120	118
				Internet - 4.94%
PSS World Medical Inc(a)	1,033	30		Bankrate Inc (a)	938		12
Quidel Corp (a)	579	11		Blucora Inc (a)	199		3
Rochester Medical Corp (a)	292	3		Blue Nile Inc (a)	257		10
Spectranetics Corp (a)	702	10		Boingo Wireless Inc (a)	497		4
STAAR Surgical Co (a)	1,144	7		Brightcove Inc (a)	32,497		294
STERIS Corp	872	30		BroadSoft Inc (a)	576		21
SurModics Inc (a)	108	2		CafePress Inc (a)	149		1
Symmetry Medical Inc (a)	368	4
				Cogent Communications Group Inc	921		21
Tornier NV(a)	340	6		comScore Inc (a)	738		10
Utah Medical Products Inc	106	4		Dealertrack Technologies Inc (a)	681		20
Vascular Solutions Inc (a)	491	8		Dice Holdings Inc (a)	1,471		13
Volcano Corp (a)	1,093	26		ExactTarget Inc (a)	27,056		541
West Pharmaceutical Services Inc	442	24		Global Sources Ltd (a)	90		1
Young Innovations Inc	78	3		HealthStream Inc (a)	402		10
		$2,177		HomeAway Inc (a)	11,775		259
Healthcare - Services - 2.67%				Lionbridge Technologies Inc (a)	1,778		7
Acadia Healthcare Co Inc (a)	30,866	720		Liquidity Services Inc (a)	492		20
Air Methods Corp	786	29		magicJack VocalTec Ltd (a)	329		6
Amsurg Corp (a)	326	10		Move Inc (a)	1,272		10
Bio-Reference Labs Inc (a)	491	14		NIC Inc	1,349		22
Capital Senior Living Corp (a)	768	14		OpenTable Inc (a)	471		23
Centene Corp (a)	1,054	43		Orbitz Worldwide Inc (a)	728		2
Emeritus Corp (a)	614	15		Overstock.com Inc (a)	368		5
Ensign Group Inc/The	341	9		Pandora Media Inc (a)	24,809		228
HealthSouth Corp (a)	1,653	35		Perficient Inc (a)	775		9
IPC The Hospitalist Co Inc (a)	11,047	439		ReachLocal Inc (a)	320		4
Magellan Health Services Inc (a)	44	2		Responsys Inc (a)	1,155		7
Molina Healthcare Inc (a)	77	2		Saba Software Inc (a)	41,341		361
Skilled Healthcare Group Inc (a)	560	4		Sapient Corp (a)	2,458		26
Sunrise Senior Living Inc (a)	941	14		Shutterstock Inc (a)	559		14
US Physical Therapy Inc	378	10		Sourcefire Inc (a)	10,719		506
Vanguard Health Systems Inc (a)	866	11		Spark Networks Inc (a)	361		3
WellCare Health Plans Inc (a)	425	21		Stamps.com Inc (a)	453		11
				support.com Inc (a)	1,107		5
		$1,392		Synacor Inc (a)	204		1
Holding Companies - Diversified - 0.01%				Travelzoo Inc (a)	224		4
Primoris Services Corp	255	4		ValueClick Inc (a)	945		18
				VASCO Data Security International Inc (a)	405		3
				VirnetX Holding Corp (a)	753		22

See accompanying notes

114

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Web.com Group Inc (a)	621	$9		Blount International Inc (a)	879		$14
Websense Inc (a)	780	12		CLARCOR Inc	1,084		52
XO Group Inc (a)	825	8		EnPro Industries Inc (a)	349		14
Zix Corp (a)	1,886	5		GP Strategies Corp (a)	435		9
		$2,571		Handy & Harman Ltd (a)	153		2
				Hexcel Corp (a)	1,778		48
Investment Companies - 0.00%				Hillenbrand Inc	1,142		26
Main Street Capital Corp	60	2		John Bean Technologies Corp	603		11
				Koppers Holdings Inc	446		17
Iron & Steel - 0.00%				LSB Industries Inc (a)	341		12
Metals USA Holdings Corp	91	2		Movado Group Inc	40		1
				Myers Industries Inc	719		11
				Park-Ohio Holdings Corp (a)	240		5
Leisure Products & Services - 0.65%				Raven Industries Inc	4,842		128
Arctic Cat Inc (a)	252	9
				Smith & Wesson Holding Corp (a)	1,297		11
Black Diamond Inc (a)	27,329	224
				Standex International Corp	90		4
Brunswick Corp/DE	1,623	47		Sturm Ruger & Co Inc	396		18
Interval Leisure Group Inc	787	15		Trimas Corp (a)	628		17
Life Time Fitness Inc (a)	713	35
Town Sports International Holdings Inc	730	8					$447
		$338		Office Furnishings - 0.16%
				Herman Miller Inc	1,235		26
Lodging - 0.06%				HNI Corp	774		23
Ameristar Casinos Inc	507	14		Interface Inc	1,037		17
Ryman Hospitality Properties	397	15		Knoll Inc	681		11
		$29		Steelcase Inc	330		4
Machinery - Diversified - 2.59%							$81
Altra Holdings Inc	465	10		Oil & Gas - 4.07%
Applied Industrial Technologies Inc	823	35		Alon USA Energy Inc	245		4
Cascade Corp	15	1		Apco Oil and Gas International Inc	280		3
Chart Industries Inc (a)	6,815	454
				Approach Resources Inc (a)	598		15
Cognex Corp	920	34		Arabian American Development Co (a)	643		5
DXP Enterprises Inc (a)	276	14
Flow International Corp (a)	328	1		Berry Petroleum Co	952		32
				Bonanza Creek Energy Inc (a)	47		1
Intermec Inc (a)	240	3
				Carrizo Oil & Gas Inc (a)	707		15
iRobot Corp (a)	485	9
				Clayton Williams Energy Inc (a)	17		1
Lindsay Corp	265	21		Contango Oil & Gas Co	239		10
Middleby Corp (a)	5,596	718
				CVR Energy Inc (a)	254		12
Robbins & Myers Inc	340	20		Diamondback Energy Inc (a)	11,018		211
Sauer-Danfoss Inc	269	14		Energy XXI Bermuda Ltd	1,189		38
Tennant Co	392	17		Gulfport Energy Corp (a)	14,437		552
		$1,351		Halcon Resources Corp (a)	1,752		12
Media - 0.61%				Isramco Inc (a)	32		3
Belo Corp	1,078	8		Kodiak Oil & Gas Corp (a)	31,694		281
Demand Media Inc (a)	703	7		Magnum Hunter Resources Corp (a)	120,041		479
Martha Stewart Living Omnimedia (a)	9,120	23		Magnum Hunter Resources Corp - Warrants (a)	6,002		—
Nexstar Broadcasting Group Inc (a)	90	1		Northern Oil and Gas Inc (a)	1,315		22
Sinclair Broadcast Group Inc	21,993	277		Oasis Petroleum Inc (a)	1,656		53
		$316		Panhandle Oil and Gas Inc	209		6
				Rex Energy Corp (a)	21,802		284
Metal Fabrication & Hardware - 0.11%				Rosetta Resources Inc (a)	1,098		50
CIRCOR International Inc	40	2		Vaalco Energy Inc (a)	1,135		10
Haynes International Inc	180	9		W&T Offshore Inc	76		1
Mueller Industries Inc	102	5		Warren Resources Inc (a)	335		1
Mueller Water Products Inc - Class A	1,837	10		Western Refining Inc	702		20
RBC Bearings Inc (a)	462	23					$2,121
Sun Hydraulics Corp	371	10
		$59		Oil & Gas Services - 0.80%
				C&J Energy Services Inc (a)	431		9
Mining - 0.71%				Dril-Quip Inc (a)	836		61
Allied Nevada Gold Corp (a)	10,818	326		Flotek Industries Inc (a)	1,017		12
AMCOL International Corp	509	16		Forum Energy Technologies Inc (a)	7,961		197
Coeur d'Alene Mines Corp (a)	792	20		Geospace Technologies Corp (a)	265		24
Gold Resource Corp	537	8		Global Geophysical Services Inc (a)	656		2
United States Lime & Minerals Inc (a)	51	2		ION Geophysical Corp (a)	2,735		18
		$372		Lufkin Industries Inc	696		40
				Matrix Service Co (a)	112		1
Miscellaneous Manufacturing - 0.86%				Mitcham Industries Inc (a)	260		4
Actuant Corp	455	13		Pioneer Energy Services Corp (a)	404		3
AO Smith Corp	218	14
AZZ Inc	526	20		Targa Resources Corp	600		32
				TGC Industries Inc	459		4

See accompanying notes

115

Schedule of Investments SmallCap Growth Account II December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS - 1.86%
Thermon Group Holdings Inc (a)	476	$11		Acadia Realty Trust	942		$24
		$418		Alexander's Inc	42		14
				DuPont Fabros Technology Inc	519		13
Packaging & Containers - 0.02%				EastGroup Properties Inc	548		29
AEP Industries Inc (a)	130	8
				Glimcher Realty Trust	54,196		601
				Highwoods Properties Inc	1,231		41
Pharmaceuticals - 9.16%				Monmouth Real Estate Investment Corp	566		6
Achillion Pharmaceuticals Inc (a)	28,379	228		National Health Investors Inc	501		28
Akorn Inc (a)	45,240	605		Omega Healthcare Investors Inc	2,170		52
Alkermes PLC (a)	2,505	46		Potlatch Corp	514		20
Anacor Pharmaceuticals Inc (a)	14,747	77		PS Business Parks Inc	313		20
Anika Therapeutics Inc (a)	371	4		Saul Centers Inc	244		10
Antares Pharma Inc (a)	3,423	13		Sovran Self Storage Inc	544		34
Array BioPharma Inc (a)	2,890	11		Strategic Hotels & Resorts Inc (a)	2,671		17
Auxilium Pharmaceuticals Inc (a)	968	18		Sun Communities Inc	609		24
AVANIR Pharmaceuticals Inc (a)	4,046	11		Universal Health Realty Income Trust	232		12
BioDelivery Sciences International Inc (a)	670	3		Urstadt Biddle Properties Inc	597		12
BioScrip Inc (a)	40,242	433		Washington Real Estate Investment Trust	431		11
Biospecifics Technologies Corp (a)	141	2					$968
Corcept Therapeutics Inc (a)	1,557	2
Cumberland Pharmaceuticals Inc (a)	206	1		Retail - 10.64%
				Aeropostale Inc (a)	1,709		22
Cytori Therapeutics Inc (a)	1,383	4
				AFC Enterprises Inc (a)	487		13
Dyax Corp (a)	3,204	11
				America's Car-Mart Inc/TX (a)	251		10
Endocyte Inc (a)	959	9
				ANN Inc (a)	1,010		34
Furiex Pharmaceuticals Inc (a)	231	4
				Asbury Automotive Group Inc (a)	492		16
Hi-Tech Pharmacal Co Inc	129	5		Biglari Holdings Inc (a)	3		1
Impax Laboratories Inc (a)	1,374	28
				BJ's Restaurants Inc (a)	11,483		377
Infinity Pharmaceuticals Inc (a)	6,786	238
				Body Central Corp (a)	22,317		222
Ironwood Pharmaceuticals Inc (a)	1,526	17
				Bravo Brio Restaurant Group Inc (a)	16,761		225
Isis Pharmaceuticals Inc (a)	2,004	21
Jazz Pharmaceuticals PLC (a)	14,423	767		Buckle Inc/The	574		26
				Buffalo Wild Wings Inc (a)	333		24
Medivation Inc (a)	10,438	534
				Cabela's Inc (a)	876		36
Nature's Sunshine Products Inc	216	3
Nektar Therapeutics (a)	1,628	12		Casey's General Stores Inc	692		37
Neogen Corp (a)	470	21		Cash America International Inc	261		10
Neurocrine Biosciences Inc (a)	1,192	9		Cato Corp/The	568		16
Obagi Medical Products Inc (a)	603	8		CEC Entertainment Inc	388		13
Opko Health Inc (a)	2,020	10		Cheesecake Factory Inc/The	1,118		37
				Children's Place Retail Stores Inc/The (a)	288		13
Optimer Pharmaceuticals Inc (a)	894	8
				Chuy's Holdings Inc (a)	4,368		98
Orexigen Therapeutics Inc (a)	1,903	10
				Coinstar Inc (a)	648		34
Pain Therapeutics Inc	1,201	3		Conn's Inc (a)	46		1
Pernix Therapeutics Holdings (a)	294	2
Pharmacyclics Inc (a)	1,114	65		Cracker Barrel Old Country Store Inc	398		26
				Del Frisco's Restaurant Group Inc (a)	134		2
POZEN Inc (a)	862	4
				Denny's Corp (a)	2,447		12
Questcor Pharmaceuticals Inc	1,103	29
Regulus Therapeutics Inc (a)	33,180	209		Destination Maternity Corp	189		4
				DineEquity Inc (a)	316		21
Rigel Pharmaceuticals Inc (a)	1,424	9
Sagent Pharmaceuticals Inc (a)	7,698	124		Domino's Pizza Inc	1,040		45
Santarus Inc (a)	1,100	12		Einstein Noah Restaurant Group Inc	153		2
				Express Inc (a)	1,853		28
Sarepta Therapeutics Inc (a)	17,826	460
				Ezcorp Inc (a)	678		13
Sciclone Pharmaceuticals Inc (a)	1,789	8
				Fifth & Pacific Cos Inc (a)	29,420		366
SIGA Technologies Inc (a)	1,139	3
Sucampo Pharmaceuticals Inc (a)	386	2		Finish Line Inc/The	606		11
				First Cash Financial Services Inc (a)	595		29
Synageva BioPharma Corp (a)	6,456	299
				Francesca's Holdings Corp (a)	18,250		474
Theravance Inc (a)	1,219	27
				Genesco Inc (a)	507		28
Threshold Pharmaceuticals Inc (a)	1,454	6
USANA Health Sciences Inc (a)	195	6		GNC Holdings Inc	12,305		409
				Gordmans Stores Inc (a)	265		4
Vanda Pharmaceuticals Inc (a)	915	3
				Hibbett Sports Inc (a)	7,490		395
Vivus Inc (a)	23,617	317
XenoPort Inc (a)	1,184	9		Hot Topic Inc	1,351		13
Zogenix Inc (a)	1,748	2		HSN Inc	782		43
				Jack in the Box Inc (a)	720		21
		$4,772		Jos A Bank Clothiers Inc (a)	543		23
Pipelines - 0.02%				Lumber Liquidators Holdings Inc (a)	569		30
Crosstex Energy Inc	774	11		Mattress Firm Holding Corp (a)	12,938		318
				Men's Wearhouse Inc	341		11
				Nathan's Famous Inc (a)	83		3
Real Estate - 0.02%				Pantry Inc/The (a)	51		1
HFF Inc	867	13		Papa John's International Inc (a)	370		20
				PetMed Express Inc	627		7
				Pier 1 Imports Inc	2,012		40

See accompanying notes

116

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Pricesmart Inc	322	$25		MedAssets Inc (a)	632		$11
Red Robin Gourmet Burgers Inc (a)	8,179	289		Medidata Solutions Inc (a)	444		17
Rite Aid Corp (a)	1,832	2		MicroStrategy Inc (a)	172		16
Roundy's Inc	629	3		Monotype Imaging Holdings Inc	739		12
rue21 inc (a)	488	14		Omnicell Inc (a)	12,659		188
Ruth's Hospitality Group Inc (a)	1,110	8		Parametric Technology Corp (a)	2,149		48
Sonic Corp (a)	977	10		PDF Solutions Inc (a)	759		10
Systemax Inc	23	—		Proofpoint Inc (a)	192		2
Texas Roadhouse Inc	1,293	22		PROS Holdings Inc (a)	689		13
Tile Shop Holdings Inc (a)	14,327	241		QAD Inc	202		3
Tilly's Inc (a)	22,802	308		QLIK Technologies Inc (a)	10,790		234
Ulta Salon Cosmetics & Fragrance Inc	5,035	495		Quality Systems Inc	791		14
Vera Bradley Inc (a)	408	10		RealPage Inc (a)	724		16
Vitamin Shoppe Inc (a)	7,664	440		Rosetta Stone Inc (a)	170		2
Zumiez Inc (a)	690	13		SciQuest Inc (a)	575		9
		$5,544		SS&C Technologies Holdings Inc (a)	292		7
				Synchronoss Technologies Inc (a)	509		11
Savings & Loans - 0.25%				Take-Two Interactive Software Inc (a)	1,362		15
Oritani Financial Corp	498	8		Tyler Technologies Inc (a)	628		30
Pacific Premier Bancorp Inc (a)	12,022	123
				Ultimate Software Group Inc (a)	5,890		557
		$131		Verint Systems Inc (a)	439		13
Semiconductors - 2.80%							$2,375
Cabot Microelectronics Corp	505	18		Storage & Warehousing - 0.00%
Cavium Inc (a)	12,836	401
				Wesco Aircraft Holdings Inc (a)	143		2
Ceva Inc (a)	569	9
Cirrus Logic Inc (a)	1,142	33
GT Advanced Technologies Inc (a)	3,167	10		Telecommunications - 4.82%
Hittite Microwave Corp (a)	678	42		8x8 Inc (a)	1,591		12
Inphi Corp (a)	17,724	170		ADTRAN Inc	1,368		27
Integrated Device Technology Inc (a)	21,818	159		Anaren Inc (a)	59		1
Micrel Inc	873	8		Anixter International Inc	369		24
Microsemi Corp (a)	10,634	224		Arris Group Inc (a)	466		7
MIPS Technologies Inc (a)	1,163	9		Aruba Networks Inc (a)	33,416		694
Monolithic Power Systems Inc	548	12		Atlantic Tele-Network Inc	283		10
Peregrine Semiconductor Corp (a)	17,211	264		Aware Inc	336		2
Power Integrations Inc	510	17		CalAmp Corp (a)	906		8
QLogic Corp (a)	751	7		Calix Inc (a)	437		3
Semtech Corp (a)	1,177	34		Ciena Corp (a)	1,607		25
Ultratech Inc (a)	562	21		Cincinnati Bell Inc (a)	2,237		12
Veeco Instruments Inc (a)	315	9		Comverse Inc (a)	387		11
Volterra Semiconductor Corp (a)	822	14		Comverse Technology Inc (a)	3,879		15
		$1,461		Consolidated Communications Holdings Inc	841		13
				DigitalGlobe Inc (a)	443		11
Software - 4.56%				Extreme Networks (a)	2,967		11
ACI Worldwide Inc (a)	835	36		Finisar Corp (a)	8,055		131
Actuate Corp (a)	1,454	8		General Communication Inc (a)	1,168		11
Advent Software Inc (a)	639	14		Globecomm Systems Inc (a)	560		6
American Software Inc/Georgia	759	6		HickoryTech Corp	436		4
Aspen Technology Inc (a)	1,847	51
				IDT Corp - Class B	457		4
athenahealth Inc (a)	734	54		Infinera Corp (a)	1,719		10
AVG Technologies NV (a)	243	4
				InterDigital Inc/PA	954		39
Blackbaud Inc	799	18		IPG Photonics Corp	13,603		907
CommVault Systems Inc (a)	934	65		Iridium Communications Inc (a)	225		1
Computer Programs & Systems Inc	226	11		Ixia (a)	22,577		384
Cornerstone OnDemand Inc (a)	707	21		KVH Industries Inc (a)	149		2
CSG Systems International Inc (a)	616	11		LogMeIn Inc (a)	390		9
Ebix Inc	668	11		Loral Space & Communications Inc	217		12
Envestnet Inc (a)	654	9
				Lumos Networks Corp	435		4
EPAM Systems Inc (a)	152	3		Netgear Inc (a)	364		14
EPIQ Systems Inc	80	1		NTELOS Holdings Corp	459		6
Epocrates Inc (a)	559	5		Numerex Corp (a)	322		4
Exa Corp (a)	145	1		Orbcomm Inc (a)	558		2
Fair Isaac Corp	716	30		Plantronics Inc	293		11
Greenway Medical Technologies (a)	200	3		Premiere Global Services Inc (a)	363		4
Guidance Software Inc (a)	462	5
				Primus Telecommunications Group Inc	382		4
Guidewire Software Inc (a)	9,946	296		RF Micro Devices Inc (a)	1,106		5
Imperva Inc (a)	311	10		RigNet Inc (a)	387		8
Infoblox Inc (a)	6,782	122		ShoreTel Inc (a)	1,338		6
Innodata Inc (a)	716	3
Jive Software Inc (a)	23,774	345		Telular Corp	321		3
Market Leader Inc (a)	596	4		Tessco Technologies Inc	85		2

See accompanying notes

117

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
Telecommunications (continued)				Sector	Percent
Ubiquiti Networks Inc	329	$4
ViaSat Inc (a)	674	26		Consumer, Non-cyclical	24.51%
				Consumer, Cyclical	22.58%
		$2,509		Financial	13.15%
Toys, Games & Hobbies - 0.03%				Industrial	12.15%
LeapFrog Enterprises Inc (a)	1,632	14		Communications	10.93%
				Technology	9.02%
				Energy	4.95%
Transportation - 1.38%				Basic Materials	1.37%
Forward Air Corp	606	21		Utilities	0.10%
GasLog Ltd	302	4		Diversified	0.01%
Genesee & Wyoming Inc (a)	790	60
				Other Assets in Excess of Liabilities, Net	1.23%
Gulfmark Offshore Inc	182	6		TOTAL NET ASSETS	100.00%
Heartland Express Inc	800	10
HUB Group Inc (a)	666	22
Knight Transportation Inc	1,024	15
Old Dominion Freight Line Inc (a)	1,282	44
PHI Inc (a)	33	1
Quality Distribution Inc (a)	251	2
Roadrunner Transportation Systems Inc (a)	27,595	501
Saia Inc (a)	95	2
Swift Transportation Co (a)	1,646	15
Werner Enterprises Inc	821	18
		$721
Trucking & Leasing - 0.02%
TAL International Group Inc	264	10
Water - 0.05%
American States Water Co	61	3
California Water Service Group	659	12
Connecticut Water Service Inc	180	5
SJW Corp	136	4
		$24
TOTAL COMMON STOCKS		$50,134
	Maturity
REPURCHASE AGREEMENTS - 2.52%	Amount (000's)	Value(000	's)
Banks - 2.52%
Investment in Joint Trading Account; Credit	$237	$238
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $241,985; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)
Investment in Joint Trading Account; Deutsche	80	80
Bank Repurchase Agreement; 0.20% dated
12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $81,238; 1.25% - 4.63%; dated
10/15/14 - 09/28/16)
Investment in Joint Trading Account; JP	445	444
Morgan Repurchase Agreement; 0.18%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $453,722; 0.00% - 6.25%; dated
10/28/13 - 07/15/32)
Investment in Joint Trading Account; Merrill	551	550
Lynch Repurchase Agreement; 0.12%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $561,749; 0.00% - 9.38%; dated
01/02/13 - 01/22/37)
		$1,312
TOTAL REPURCHASE AGREEMENTS		$1,312
Total Investments		$51,446
Other Assets in Excess of Liabilities, Net - 1.23%		$642
TOTAL NET ASSETS - 100.00%		$52,088

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes

118

Schedule of Investments
SmallCap Growth Account II
December 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2013	Long	25	$2,061	$2,117	$56
Total					$56
All dollar amounts are shown in thousands (000's)

See accompanying notes

119

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS - 96.64%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.02%				Banks (continued)
Harte-Hanks Inc	3,186	$19		Bank of Kentucky Financial Corp	1,181		$29
				Bank of Marin Bancorp	358		13
				Bank of the Ozarks Inc	2,800		94
Aerospace & Defense - 1.73%				Banner Corp	4,187		128
AAR Corp	2,162	41
Aerovironment Inc (a)	491	11		Bar Harbor Bankshares	279		9
Cubic Corp	346	17		BBCN Bancorp Inc	9,763		113
Curtiss-Wright Corp	5,407	177		Boston Private Financial Holdings Inc	8,455		76
Esterline Technologies Corp (a)	4,642	296		Bridge Bancorp Inc	615		13
				Bridge Capital Holdings (a)	475		7
GenCorp Inc (a)	877	8
Kratos Defense & Security Solutions Inc (a)	11,864	59		Bryn Mawr Bank Corp	801		18
LMI Aerospace Inc (a)	12,773	247		C&F Financial Corp	231		9
M/A-COM Technology Solutions Holdings Inc(a)	1,759	26		Camden National Corp	1,348		46
				Cardinal Financial Corp	4,634		75
Moog Inc (a)	2,828	116		Cathay General Bancorp	9,329		182
National Presto Industries Inc	198	14		Center Bancorp Inc	2,102		24
Orbital Sciences Corp (a)	2,726	37		Centerstate Banks Inc	2,137		18
				Central Pacific Financial Corp (a)	3,700		58
Teledyne Technologies Inc (a)	1,122	73
				Century Bancorp Inc/MA	238		8
Triumph Group Inc	9,600	627		Chemical Financial Corp	3,760		89
		$1,749		Citizens & Northern Corp	5,257		99
Agriculture - 0.39%				Citizens Republic Bancorp Inc (a)	22,528		428
Alico Inc	142	5		City Holding Co	5,503		191
Andersons Inc/The	4,770	205		CNB Financial Corp/PA	1,618		26
Universal Corp/VA	3,746	187		CoBiz Financial Inc	9,406		71
		$397		Columbia Banking System Inc	1,781		32
				Community Bank System Inc	4,591		126
Airlines - 1.17%				Community Trust Bancorp Inc	5,102		167
Alaska Air Group Inc (a)	11,971	516
				CVB Financial Corp	33,924		353
Hawaiian Holdings Inc (a)	1,681	11		Eagle Bancorp Inc (a)	1,135		23
JetBlue Airways Corp (a)	11,016	63
Republic Airways Holdings Inc (a)	66,381	377		East West Bancorp Inc	4,000		86
				Enterprise Bancorp Inc/MA	386		6
SkyWest Inc	17,389	216		Enterprise Financial Services Corp	8,390		110
		$1,183		Farmers National Banc Corp	1,360		8
				Fidelity Southern Corp (a)	2,224		22
Apparel - 1.11%
Columbia Sportswear Co	499	27		Financial Institutions Inc	6,057		113
G-III Apparel Group Ltd (a)	2,580	88		First Bancorp Inc/ME	1,084		18
Iconix Brand Group Inc (a)	21,218	473		First BanCorp/Puerto Rico (a)	18,020		83
Jones Group Inc/The	12,442	137		First Bancorp/Troy NC	1,900		24
Maidenform Brands Inc (a)	481	9		First Busey Corp	15,518		73
Perry Ellis International Inc	13,707	273		First Commonwealth Financial Corp	44,227		301
Quiksilver Inc (a)	5,326	23		First Community Bancshares Inc/VA	8,760		140
RG Barry Corp	2,463	35		First Financial Bancorp	10,762		157
Skechers U.S.A. Inc (a)	1,774	33		First Financial Bankshares Inc	1,457		57
Unifi Inc (a)	967	13		First Financial Corp/IN	1,979		59
Warnaco Group Inc/The (a)	241	17		First Interstate Bancsystem Inc	1,179		18
		$1,128		First Merchants Corp	6,045		90
				First Midwest Bancorp Inc/IL	13,351		167
Automobile Parts & Equipment - 1.07%				First of Long Island Corp/The	1,354		39
American Axle & Manufacturing Holdings Inc(a)	3,126	35		FirstMerit Corp	5,044		72
				FNB Corp/PA	26,055		277
Cooper Tire & Rubber Co	29,503	748		FNB United Corp (a)	4,000		46
Dana Holding Corp	6,277	98		German American Bancorp Inc	1,700		37
Meritor Inc (a)	3,004	14		Glacier Bancorp Inc	3,302		49
Miller Industries Inc/TN	783	12		Great Southern Bancorp Inc	2,196		56
Modine Manufacturing Co (a)	1,907	16		Hancock Holding Co	3,129		99
Standard Motor Products Inc	6,160	137		Hanmi Financial Corp (a)	38,741		527
Superior Industries International Inc	1,028	21		Heartland Financial USA Inc	4,881		128
		$1,081		Heritage Oaks Bancorp (a)	1,406		8
				Home BancShares Inc/AR	1,014		33
Banks - 11.12%				Horizon Bancorp/IN	3,405		67
1st Source Corp	2,166	48		Hudson Valley Holding Corp	449		7
Access National Corp	534	7		Iberiabank Corp	3,762		185
Alliance Financial Corp/NY	1,100	48		Independent Bank Corp/Rockland MA	5,689		165
American National Bankshares Inc	566	11		International Bancshares Corp	2,447		44
Ames National Corp	569	12		Lakeland Bancorp Inc	9,189		93
Arrow Financial Corp	660	16		Lakeland Financial Corp	3,447		89
Bancfirst Corp	1,744	74		MainSource Financial Group Inc	8,918		113
Banco Latinoamericano de Comercio Exterior SA	5,367	115		MB Financial Inc	2,531		50

Bancorp Inc/DE (a)	1,360	15		Mercantile Bank Corp	618		10
				Merchants Bancshares Inc	1,120		30
BancorpSouth Inc	4,436	64		Metro Bancorp Inc (a)	989		13

See accompanying notes

120

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology (continued)
MetroCorp Bancshares Inc (a)	4,506	$49		AMAG Pharmaceuticals Inc (a)	315		$5
MidWestOne Financial Group Inc	491	10		Ariad Pharmaceuticals Inc (a)	2,000		38
National Bankshares Inc	463	15		Astex Pharmaceuticals (a)	6,636		19
National Penn Bancshares Inc	17,450	162		Cambrex Corp (a)	19,236		219
NBT Bancorp Inc	5,690	115		Celldex Therapeutics Inc (a)	6,200		42
Northrim BanCorp Inc	467	11		Curis Inc (a)	1,296		4
Old National Bancorp/IN	4,677	56		Emergent Biosolutions Inc (a)	1,446		23
OmniAmerican Bancorp Inc (a)	802	19		Enzon Pharmaceuticals Inc	3,042		14
Oriental Financial Group Inc	20,565	275		Harvard Bioscience Inc (a)	1,435		6
Pacific Continental Corp	1,266	12		Immunogen Inc (a)	1,309		17
Pacific Mercantile Bancorp (a)	769	5		Incyte Corp Ltd (a)	8,300		138
PacWest Bancorp	7,896	196		Lexicon Pharmaceuticals Inc (a)	79,900		177
Park National Corp	1,623	105		Maxygen Inc	1,991		5
Park Sterling Corp (a)	11,600	61		Momenta Pharmaceuticals Inc (a)	2,055		24
Peapack Gladstone Financial Corp	638	9		PDL BioPharma Inc	1,354		10
Penns Woods Bancorp Inc	273	10		Puma Biotechnology Inc (a)	5,100		96
Peoples Bancorp Inc/OH	5,088	104		RTI Biologics Inc (a)	3,574		15
Pinnacle Financial Partners Inc (a)	23,076	435		Transcept Pharmaceuticals Inc (a)	793		4
Preferred Bank/Los Angeles CA (a)	2,000	28		Vical Inc (a)	455		1
PrivateBancorp Inc	2,772	42					$860
Prosperity Bancshares Inc	2,189	92
Renasant Corp	6,283	121		Building Materials - 0.42%
Republic Bancorp Inc/KY	3,109	65		Apogee Enterprises Inc	1,330		32
S&T Bancorp Inc	1,295	23		Comfort Systems USA Inc	1,879		23
Sandy Spring Bancorp Inc	1,111	22		Drew Industries Inc	481		15
				Gibraltar Industries Inc (a)	1,333		21
SCBT Financial Corp	707	28
Sierra Bancorp	6,359	73		Griffon Corp	1,878		21
				Louisiana-Pacific Corp (a)	6,606		128
Simmons First National Corp	697	18
Southside Bancshares Inc	4,007	85		LSI Industries Inc	3,491		25
				PGT Inc (a)	704		3
Southwest Bancorp Inc/Stillwater OK (a)	22,440	252
State Bank Financial Corp	1,458	23		Quanex Building Products Corp	1,498		31
StellarOne Corp	5,256	74		Simpson Manufacturing Co Inc	1,466		48
				Texas Industries Inc (a)	902		46
Sterling Bancorp/NY	2,193	20
Sterling Financial Corp/WA	5,706	119		Universal Forest Products Inc	803		30
Suffolk Bancorp (a)	900	12					$423
Susquehanna Bancshares Inc	22,054	231		Chemicals - 1.27%
SY Bancorp Inc	2,379	54		A Schulman Inc	1,451		42
Taylor Capital Group Inc (a)	4,074	73		Aceto Corp	1,464		15
Texas Capital Bancshares Inc (a)	361	16		Chemtura Corp (a)	1,480		31
Tompkins Financial Corp	1,813	72		Codexis Inc (a)	1,880		4
TowneBank/Portsmouth VA	1,213	19		Georgia Gulf Corp	13,010		537
Trico Bancshares	1,451	24		HB Fuller Co	2,000		70
TrustCo Bank Corp NY	11,023	58		Innospec Inc	1,903		66
Trustmark Corp	6,654	149		Kraton Performance Polymers Inc (a)	1,313		32
UMB Financial Corp	1,516	66		Landec Corp (a)	1,369		13
Umpqua Holdings Corp	5,180	61		Minerals Technologies Inc	1,742		69
Union First Market Bankshares Corp	1,439	23		Oil-Dri Corp of America	358		10
United Bankshares Inc/WV	2,320	56		Olin Corp	1,023		22
United Community Banks Inc/GA (a)	1,647	16		OM Group Inc (a)	1,593		35
Univest Corp of Pennsylvania	1,142	20		PolyOne Corp	4,017		82
ViewPoint Financial Group Inc	1,577	33		Quaker Chemical Corp	462		25
Virginia Commerce Bancorp Inc (a)	8,810	79		Rentech Inc	5,387		14
Walker & Dunlop Inc (a)	823	14		Sensient Technologies Corp	2,396		85
Washington Banking Co	1,096	15		Spartech Corp (a)	2,198		20
Washington Trust Bancorp Inc	2,745	72		Stepan Co	76		4
Webster Financial Corp	3,291	68		Zep Inc	7,740		112
WesBanco Inc	4,366	97					$1,288
West Bancorporation Inc	9,172	99
West Coast Bancorp/OR	4,104	91		Coal - 0.35%
Westamerica Bancorporation	509	22		Arch Coal Inc	10,013		73
Western Alliance Bancorp (a)	3,409	36		Cloud Peak Energy Inc (a)	12,274		238
Wilshire Bancorp Inc (a)	34,037	200		Hallador Energy Co	469		4
Wintrust Financial Corp	1,675	61		SunCoke Energy Inc (a)	1,470		23
		$11,275		Westmoreland Coal Co (a)	2,282		21
							$359
Beverages - 0.01%
Central European Distribution Corp (a)	4,706	10		Commercial Services - 3.79%
				ABM Industries Inc	4,382		88
				American Reprographics Co (a)	2,187		6
Biotechnology - 0.85%				AMN Healthcare Services Inc (a)	1,428		16
Agenus Inc (a)	721	3		Ascent Capital Group Inc (a)	672		42

See accompanying notes

121

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Consumer Products - 1.45%
Carriage Services Inc	2,648	$32		ACCO Brands Corp (a)	2,825		$21
CBIZ Inc (a)	2,617	15		American Greetings Corp	7,734		131
CDI Corp	769	13		Central Garden and Pet Co - A Shares (a)	1,519		16
Cenveo Inc (a)	66,400	179		CSS Industries Inc	704		15
Consolidated Graphics Inc (a)	575	20		Helen of Troy Ltd (a)	22,983		767
Convergys Corp	5,372	88		Prestige Brands Holdings Inc (a)	25,200		505
Corinthian Colleges Inc (a)	36,773	89		Spectrum Brands Holdings Inc	246		11
CRA International Inc (a)	738	15					$1,466
Cross Country Healthcare Inc (a)	1,839	9
Deluxe Corp	21,376	689		Cosmetics & Personal Care - 0.07%
				Elizabeth Arden Inc (a)	262		12
Electro Rent Corp	1,214	19
Ennis Inc	1,224	19		Inter Parfums Inc	332		7
				Revlon Inc (a)	3,820		55
Euronet Worldwide Inc (a)	2,340	55
ExamWorks Group Inc (a)	1,679	23					$74
Franklin Covey Co (a)	338	4		Distribution & Wholesale - 0.24%
FTI Consulting Inc (a)	1,965	65		Core-Mark Holding Co Inc	432		21
Gartner Inc (a)	1,800	83		Owens & Minor Inc	665		19
Geo Group Inc/The	2,520	71		ScanSource Inc (a)	1,284		41
Great Lakes Dredge & Dock Corp	2,139	19		United Stationers Inc	5,174		160
ICF International Inc (a)	894	21
							$241
Intersections Inc	246	2
Kelly Services Inc	1,161	18		Diversified Financial Services - 4.37%
Kforce Inc	179	3		Aircastle Ltd	10,714		134
Korn/Ferry International (a)	2,250	36		Arlington Asset Investment Corp	782		16
Live Nation Entertainment Inc (a)	6,666	62		Asset Acceptance Capital Corp (a)	1,292		6
Mac-Gray Corp	5,620	70		Asta Funding Inc	800		8
Matthews International Corp	701	22		BGC Partners Inc	24,100		83
MoneyGram International Inc (a)	1,096	15		Calamos Asset Management Inc	1,332		14
Monster Worldwide Inc (a)	5,661	32		California First National Bancorp	183		3
Multi-Color Corp	914	22		Cowen Group Inc (a)	60,170		147
Navigant Consulting Inc (a)	10,644	119		DFC Global Corp (a)	17,329		321
Performant Financial Corp (a)	5,100	52		Doral Financial Corp (a)	9,196		7
PHH Corp (a)	32,506	739		Duff & Phelps Corp	1,623		25
Providence Service Corp/The (a)	688	12		Encore Capital Group Inc (a)	8,727		267
Quad/Graphics Inc	24,485	499		Evercore Partners Inc - Class A	1,235		37
Rent-A-Center Inc/TX	2,785	96		Federal Agricultural Mortgage Corp	465		15
Resources Connection Inc	1,999	24		Horizon Technology Finance Corp	556		8
RPX Corp (a)	2,200	20		KBW Inc	1,367		21
Sotheby's	1,794	60		Knight Capital Group Inc (a)	7,054		25
Stewart Enterprises Inc	18,342	140		Manning & Napier Inc	953		12
TeleTech Holdings Inc (a)	2,756	49		Marlin Business Services Corp	577		12
TMS International Corp (a)	536	7		Medley Capital Corp	1,647		24
TrueBlue Inc (a)	777	12		MicroFinancial Inc	432		3
Universal Technical Institute Inc	523	5		National Financial Partners Corp (a)	27,525		472
Valassis Communications Inc	776	20		Nelnet Inc	10,553		314
Viad Corp	947	26		Nicholas Financial Inc	645		8
		$3,842		Ocwen Financial Corp (a)	34,427		1,191
				Piper Jaffray Cos (a)	10,819		348
Computers - 1.15%				SeaCube Container Leasing Ltd	16,300		307
Agilysys Inc (a)	1,043	9		Stifel Financial Corp (a)	1,275		41
CACI International Inc (a)	4,760	262		SWS Group Inc (a)	9,366		50
Computer Task Group Inc (a)	256	5		Virtus Investment Partners Inc (a)	134		16
Echelon Corp (a)	1,280	3		WageWorks Inc (a)	177		3
Electronics for Imaging Inc (a)	8,739	166		Walter Investment Management Corp (a)	1,455		63
Fusion-io Inc (a)	3,600	82		World Acceptance Corp (a)	5,700		425
Insight Enterprises Inc (a)	8,281	144					$4,426
j2 Global Inc	575	18
Key Tronic Corp (a)	623	6		Electric - 3.87%
Mentor Graphics Corp (a)	1,946	33		Allete Inc	2,042		84
Mercury Systems Inc (a)	2,222	20		Ameresco Inc (a)	387		4
Netscout Systems Inc (a)	2,200	57		Atlantic Power Corp	4,131		47
Quantum Corp (a)	15,651	19		Avista Corp	2,391		58
Radisys Corp (a)	5,300	16		Black Hills Corp	1,795		65
RealD Inc (a)	496	6		CH Energy Group Inc	618		40
Spansion Inc (a)	11,016	153		Cleco Corp	10,834		433
STEC Inc (a)	2,552	13		El Paso Electric Co	9,537		304
Sykes Enterprises Inc (a)	1,831	28		Empire District Electric Co/The	7,418		151
Unisys Corp (a)	6,990	121		EnerNOC Inc (a)	1,086		13
Vocera Communications Inc (a)	275	7		IDACORP Inc	13,789		598
		$1,168		MGE Energy Inc	3,348		170
				NorthWestern Corp	9,382		326

See accompanying notes

122

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Engineering & Construction (continued)
NRG Energy Inc	3,828	$88		VSE Corp	4,974		$122
Otter Tail Corp	1,384	35					$1,083
Pike Electric Corp	1,230	12
PNM Resources Inc	4,284	88		Entertainment - 0.55%
				Bluegreen Corp (a)	1,037		10
Portland General Electric Co	14,356	392		Carmike Cinemas Inc (a)	5,126		77
UIL Holdings Corp	4,363	156
Unitil Corp	561	15		Churchill Downs Inc	434		29
UNS Energy Corp	11,961	508		International Speedway Corp	1,347		37
				Isle of Capri Casinos Inc (a)	9,900		56
Westar Energy Inc	11,700	335		Marriott Vacations Worldwide Corp (a)	1,258		52
		$3,922		National CineMedia Inc	3,667		52
Electrical Components & Equipment - 0.73%				Pinnacle Entertainment Inc (a)	2,763		44
Advanced Energy Industries Inc (a)	1,940	27		Reading International Inc (a)	1,190		7
Belden Inc	1,256	56		Scientific Games Corp (a)	2,009		17
Encore Wire Corp	674	20		Speedway Motorsports Inc	7,239		129
EnerSys Inc (a)	11,227	423		Vail Resorts Inc	950		51
Generac Holdings Inc	631	22					$561
Littelfuse Inc	2,446	151
Powell Industries Inc (a)	364	15		Environmental Control - 0.53%
Power-One Inc (a)	4,759	20		Ceco Environmental Corp	6,700		67
				Darling International Inc (a)	13,004		208
Vicor Corp (a)	1,150	6
				EnergySolutions Inc (a)	61,610		192
		$740		Heckmann Corp (a)	5,073		20
Electronics - 1.43%				Metalico Inc (a)	2,800		6
American Science & Engineering Inc	334	22		Met-Pro Corp	950		9
Bel Fuse Inc	762	15		Tetra Tech Inc (a)	835		22
Benchmark Electronics Inc (a)	2,711	45		US Ecology Inc	494		12
Brady Corp	2,266	76					$536
Checkpoint Systems Inc (a)	3,966	43
Coherent Inc	774	39		Food - 0.85%
CTS Corp	2,428	26		Arden Group Inc	35		3
Cymer Inc (a)	879	79		Cal-Maine Foods Inc	145		6
Daktronics Inc	1,945	22		Diamond Foods Inc	1,000		14
				Dole Food Co Inc (a)	6,440		74
ESCO Technologies Inc	849	32
FEI Co	3,365	186		Fresh Del Monte Produce Inc	1,762		46
GSI Group Inc (a)	10,101	87		Harris Teeter Supermarkets Inc	1,711		66
II-VI Inc (a)	554	10		John B Sanfilippo & Son Inc	575		10
Measurement Specialties Inc (a)	126	4		Nash Finch Co	849		18
				Pilgrim's Pride Corp (a)	833		6
Methode Electronics Inc	1,584	16		Post Holdings Inc (a)	588		20
Multi-Fineline Electronix Inc (a)	497	10
Newport Corp (a)	5,880	79		Seaboard Corp	14		35
				Seneca Foods Corp - Class A (a)	650		20
Park Electrochemical Corp	923	24		Smart Balance Inc (a)	2,691		35
Plexus Corp (a)	908	23
Rofin-Sinar Technologies Inc (a)	1,329	29		Spartan Stores Inc	23,632		363
Rogers Corp (a)	433	22		SUPERVALU Inc	3,660		9
Sanmina Corp (a)	37,687	417		Tootsie Roll Industries Inc	104		3
				TreeHouse Foods Inc (a)	542		28
Stoneridge Inc (a)	2,021	10
Sypris Solutions Inc	6,149	24		Village Super Market Inc	604		20
TTM Technologies Inc (a)	2,476	23		Weis Markets Inc	489		19
				WhiteWave Foods Co (a)	4,300		67
Viasystems Group Inc (a)	273	3
Vishay Precision Group Inc (a)	850	11					$862
Watts Water Technologies Inc	1,315	57		Forest Products & Paper - 1.14%
Zygo Corp (a)	937	15		Boise Inc	23,643		188
		$1,449		Buckeye Technologies Inc	15,415		442
Energy - Alternate Sources - 0.26%				Domtar Corp	1,300		109
FutureFuel Corp	2,196	25		KapStone Paper and Packaging Corp	1,987		44
Green Plains Renewable Energy Inc (a)	24,370	193		Neenah Paper Inc	448		13
Renewable Energy Group Inc (a)	6,945	41		Orchids Paper Products Co	216		4
REX American Resources Corp (a)	360	7		PH Glatfelter Co	5,190		91
				Resolute Forest Products (a)	14,219		188
		$266		Schweitzer-Mauduit International Inc	1,987		78
Engineering & Construction - 1.07%							$1,157
Aegion Corp (a)	1,578	35
Argan Inc	548	10		Gas - 2.14%
Dycom Industries Inc (a)	309	6		Chesapeake Utilities Corp	1,994		91
EMCOR Group Inc	18,940	656		Laclede Group Inc/The	6,490		250
Granite Construction Inc	1,808	61		New Jersey Resources Corp	6,693		265
Layne Christensen Co (a)	851	21		Northwest Natural Gas Co	7,657		339
Michael Baker Corp	5,423	135		Piedmont Natural Gas Co Inc	2,679		84
MYR Group Inc (a)	657	14		South Jersey Industries Inc	4,068		205
Tutor Perini Corp (a)	1,670	23		Southwest Gas Corp	12,198		517

See accompanying notes

123

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas (continued)				Home Builders (continued)
WGL Holdings Inc	10,700	$419		MDC Holdings Inc	7,257		$267
		$2,170		Meritage Homes Corp (a)	944		35
				Ryland Group Inc/The	919		34
Hand & Machine Tools - 0.27%				Standard Pacific Corp (a)	4,708		35
Franklin Electric Co Inc	87	5		Winnebago Industries Inc (a)	1,521		26
Hardinge Inc	828	8					$585
Regal-Beloit Corp	3,700	261
		$274		Home Furnishings - 0.34%
				American Woodmark Corp (a)	579		16
Healthcare - Products - 1.01%				Bassett Furniture Industries Inc	790		10
Affymetrix Inc (a)	5,064	16
				Ethan Allen Interiors Inc	237		6
Cantel Medical Corp	800	24		Flexsteel Industries Inc	324		7
CONMED Corp	1,258	35		Hooker Furniture Corp	780		11
CryoLife Inc	1,795	11		Kimball International Inc	19,336		225
Cynosure Inc (a)	346	8
Exactech Inc (a)	478	8		La-Z-Boy Inc	1,707		24
				TiVo Inc (a)	2,538		31
Greatbatch Inc (a)	13,933	324
				Universal Electronics Inc (a)	1,046		20
Hanger Inc (a)	1,546	42
ICU Medical Inc (a)	82	5					$350
Integra LifeSciences Holdings Corp (a)	7,782	303		Housewares - 0.05%
Invacare Corp	1,455	24		Lifetime Brands Inc	4,932		52
Merit Medical Systems Inc (a)	1,812	25
Natus Medical Inc (a)	811	9
NuVasive Inc (a)	1,474	23		Insurance - 4.18%
Orthofix International NV (a)	270	11		Alterra Capital Holdings Ltd	10,461		295
PhotoMedex Inc (a),(b)	143	2		American Equity Investment Life Holding Co	42,840		523
				American Safety Insurance Holdings Ltd (a)	3,000		57
Solta Medical Inc (a)	4,899	13
				Amerisafe Inc (a)	11,445		312
STERIS Corp	689	24
SurModics Inc (a)	705	16		Amtrust Financial Services Inc	8,496		244
Symmetry Medical Inc (a)	1,810	19		Argo Group International Holdings Ltd	1,077		36
Tornier NV (a)	325	6		Aspen Insurance Holdings Ltd	6,500		209
West Pharmaceutical Services Inc	564	31		Assured Guaranty Ltd	10,800		154
Wright Medical Group Inc (a)	1,735	36		Baldwin & Lyons Inc	657		16
				Citizens Inc/TX (a)	1,586		18
Young Innovations Inc	252	10
Zeltiq Aesthetics Inc (a)	713	3		CNO Financial Group Inc	83,760		782
				Crawford & Co	4,184		33
		$1,028		Donegal Group Inc	515		7
Healthcare - Services - 1.60%				Eastern Insurance Holdings Inc	476		8
Almost Family Inc	10,633	215		EMC Insurance Group Inc	322		8
Amedisys Inc (a)	2,501	29		Employers Holdings Inc	1,200		25
Amsurg Corp (a)	973	29		Enstar Group Ltd (a)	393		44
Capital Senior Living Corp (a)	323	6		FBL Financial Group Inc	686		23
Ensign Group Inc/The	475	13		First American Financial Corp	4,572		110
Five Star Quality Care Inc (a)	69,575	348		Fortegra Financial Corp (a)	462		4
Gentiva Health Services Inc (a)	2,172	22		Greenlight Capital Re Ltd (a)	998		23
HealthSouth Corp (a)	676	14		Hilltop Holdings Inc (a)	1,614		22
Healthways Inc (a)	1,363	15		Homeowners Choice Inc	414		9
Kindred Healthcare Inc (a)	2,257	24		Horace Mann Educators Corp	2,627		52
LHC Group Inc (a)	1,077	23		Independence Holding Co	537		5
Magellan Health Services Inc (a)	1,179	58		Infinity Property & Casualty Corp	556		32
Molina Healthcare Inc (a)	1,707	46		Investors Title Co	88		5
National Healthcare Corp	489	23		Kansas City Life Insurance Co	293		11
Select Medical Holdings Corp	5,501	52		Maiden Holdings Ltd	8,222		75
Skilled Healthcare Group Inc (a)	37,312	238		Meadowbrook Insurance Group Inc	9,400		54
Sunrise Senior Living Inc (a)	816	12		MGIC Investment Corp (a)	7,725		21
Triple-S Management Corp (a)	20,340	376		Montpelier Re Holdings Ltd ADR	2,050		47
Universal American Corp/NY	2,686	23		National Interstate Corp	477		14
Vanguard Health Systems Inc (a)	367	4		National Western Life Insurance Co	103		16
WellCare Health Plans Inc (a)	1,009	49		Navigators Group Inc/The (a)	413		21
		$1,619		OneBeacon Insurance Group Ltd	1,562		22
				Platinum Underwriters Holdings Ltd	1,530		70
Holding Companies - Diversified - 0.15%				Primerica Inc	2,204		66
Harbinger Group Inc (a)	1,896	15
				ProAssurance Corp	1,800		76
National Bank Holdings Corp	6,000	114		Radian Group Inc	5,424		33
Primoris Services Corp	1,559	23		RLI Corp	993		64
		$152		Safety Insurance Group Inc	600		28
Home Builders - 0.58%				SeaBright Holdings Inc	1,409		16
Beazer Homes USA Inc (a)	1,004	17		Selective Insurance Group Inc	8,896		171
Cavco Industries Inc (a)	47	2		State Auto Financial Corp	899		13
Hovnanian Enterprises Inc (a)	4,721	33		Stewart Information Services Corp	4,673		122
KB Home	7,141	113		Symetra Financial Corp	13,529		176
M/I Homes Inc (a)	871	23		Tower Group Inc	1,931		34

See accompanying notes

124

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Construction & Mining - 0.05%
United Fire Group Inc	992	$22		Astec Industries Inc	817		$27
Universal Insurance Holdings Inc	1,203	5		Hyster-Yale Materials Handling Inc	568		28
		$4,233					$55
Internet - 0.54%				Machinery - Diversified - 1.91%
1-800-Flowers.com Inc (a)	1,704	6		Alamo Group Inc	500		16
Bankrate Inc (a)	395	5		Albany International Corp	1,125		26
Bazaarvoice Inc (a)	2,600	24		Altra Holdings Inc	3,082		67
Blucora Inc (a)	1,525	24		Applied Industrial Technologies Inc	13,190		554
Envivio Inc (a)	4,500	8		Briggs & Stratton Corp	37,174		784
ePlus Inc	252	10		Cascade Corp	1,007		65
ExactTarget Inc (a)	1,600	32		Columbus McKinnon Corp/NY (a)	1,398		23
Global Sources Ltd (a)	1,161	7		Flow International Corp (a)	2,678		9
ICG Group Inc (a)	1,399	16		Global Power Equipment Group Inc	1,225		21
Internap Network Services Corp (a)	1,872	13		Hurco Cos Inc (a)	460		11
IntraLinks Holdings Inc (a)	2,614	16		Intermec Inc (a)	2,131		21
Kayak Software Corp (a)	200	8		Kadant Inc (a)	9,245		245
magicJack VocalTec Ltd (a)	334	6		NACCO Industries Inc	391		24
PC-Tel Inc	1,333	10		Robbins & Myers Inc	1,263		75
Perficient Inc (a)	529	6					$1,941
QuinStreet Inc (a)	2,322	16
Shutterfly Inc (a)	1,090	33		Media - 1.65%
Shutterstock Inc (a)	1,100	29		Belo Corp	2,864		22
support.com Inc (a)	1,040	4		Courier Corp	9,717		107
				Crown Media Holdings Inc (a)	1,727		3
Trulia Inc (a)	1,600	26
				Daily Journal Corp (a)	70		6
United Online Inc	32,929	184		Demand Media Inc (a)	21,452		199
ValueClick Inc (a)	1,381	27
				Dolan Co/The (a)	2,132		8
VASCO Data Security International Inc (a)	1,118	9
				Entercom Communications Corp (a)	42,932		300
WebMD Health Corp (a)	2,302	33
		$552		Entravision Communications Corp	3,618		6
				EW Scripps Co (a)	2,121		23
Investment Companies - 1.29%				Fisher Communications Inc	634		17
Apollo Investment Corp	37,669	315		Journal Communications Inc (a)	27,201		147
BlackRock Kelso Capital Corp	3,484	35		LIN TV Corp (a)	36,366		274
Capital Southwest Corp	142	14		McClatchy Co/The (a)	3,833		13
Fifth Street Finance Corp	4,261	44		Meredith Corp	1,714		59
Gladstone Capital Corp	3,300	27		New York Times Co/The (a)	6,446		55
Golub Capital BDC Inc	1,121	18		Nexstar Broadcasting Group Inc (a)	714		8
Home Loan Servicing Solutions Ltd	1,359	26		Saga Communications Inc	237		11
KCAP Financial Inc	14,328	131		Salem Communications Corp	4,224		23
Main Street Capital Corp	1,224	37		Scholastic Corp	1,215		36
MCG Capital Corp	15,624	72		Sinclair Broadcast Group Inc	27,791		351
Medallion Financial Corp	1,290	15					$1,668
New Mountain Finance Corp	1,173	18
PennantPark Investment Corp	2,692	30		Metal Fabrication & Hardware - 1.45%
Prospect Capital Corp	37,560	408		Ampco-Pittsburgh Corp	535		11
Solar Capital Ltd	1,831	44		CIRCOR International Inc	753		30
Solar Senior Capital Ltd	684	13		Eastern Co/The	447		7
				Furmanite Corp (a)	2,652		14
TCP Capital Corp	412	6
TICC Capital Corp	1,954	20		Kaydon Corp	1,499		36
Triangle Capital Corp	1,243	32		LB Foster Co	6,526		283
		$1,305		Mueller Industries Inc	772		39
				NN Inc (a)	11,231		103
Iron & Steel - 0.06%				Northwest Pipe Co (a)	657		16
AK Steel Holding Corp	3,764	17		Rexnord Corp (a)	918		19
Metals USA Holdings Corp	628	11		RTI International Metals Inc (a)	1,237		34
Schnitzer Steel Industries Inc	1,253	38		Worthington Industries Inc	33,594		873
		$66					$1,465
Leisure Products & Services - 0.08%				Mining - 1.26%
Callaway Golf Co	2,437	16		Century Aluminum Co (a)	2,098		18
Johnson Outdoors Inc (a)	404	8		Coeur d'Alene Mines Corp (a)	18,162		447
Life Time Fitness Inc (a)	226	11		Globe Specialty Metals Inc	20,645		284
Marine Products Corp	397	2		Gold Reserve Inc (a)	3,262		11
WMS Industries Inc (a)	2,247	40		Golden Star Resources Ltd (a)	9,791		18
		$77		Hecla Mining Co	11,621		68
				Horsehead Holding Corp (a)	1,931		20
Lodging - 0.08%				Kaiser Aluminum Corp	958		59
Monarch Casino & Resort Inc (a)	624	7
Orient-Express Hotels Ltd (a)	3,944	46		Materion Corp	758		20
				McEwen Mining Inc (a)	10,419		40
Ryman Hospitality Properties	723	28		Revett Minerals Inc (a)	14,145		40
		$81		Stillwater Mining Co (a)	5,559		71

See accompanying notes

125

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Mining (continued)				Oil & Gas Services (continued)
United States Lime & Minerals Inc (a)	9	$—		Bolt Technology Corp	620		$9
US Silica Holdings Inc	10,600	177		C&J Energy Services Inc (a)	16,425		352
		$1,273		Dawson Geophysical Co (a)	573		15
				Exterran Holdings Inc (a)	3,053		67
Miscellaneous Manufacturing - 1.60%				Forbes Energy Services Ltd (a)	1,202		3
Actuant Corp	12,571	351		Forum Energy Technologies Inc (a)	7,500		186
American Railcar Industries Inc	662	21		Gulf Island Fabrication Inc	591		14
AO Smith Corp	1,328	84		Helix Energy Solutions Group Inc (a)	25,144		519
Barnes Group Inc	2,539	57		Hornbeck Offshore Services Inc (a)	1,662		57
Chase Corp	425	8		Key Energy Services Inc (a)	6,967		48
EnPro Industries Inc (a)	12,558	514
				Matrix Service Co (a)	1,540		18
Federal Signal Corp (a)	2,293	17
				Mitcham Industries Inc (a)	381		5
FreightCar America Inc	4,438	100		Natural Gas Services Group Inc (a)	835		14
GP Strategies Corp (a)	3,610	74
				Newpark Resources Inc (a)	4,206		33
Handy & Harman Ltd (a)	229	3
				Pioneer Energy Services Corp (a)	2,317		17
Koppers Holdings Inc	1,800	69		RPC Inc	5,439		66
LSB Industries Inc (a)	568	20
				Superior Energy Services Inc (a)	6,376		132
Lydall Inc (a)	1,191	17
				Tesco Corp (a)	1,432		16
Movado Group Inc	779	24		Tetra Technologies Inc (a)	3,669		28
NL Industries Inc	475	5					$1,616
Park-Ohio Holdings Corp (a)	2,700	58
Proto Labs Inc (a)	900	35		Packaging & Containers - 0.85%
Standex International Corp	1,949	100		Berry Plastics Group Inc (a)	17,400		280
STR Holdings Inc (a)	12,900	33		Graphic Packaging Holding Co (a)	43,103		278
Tredegar Corp	1,111	23		Rock-Tenn Co	4,200		294
Trimas Corp (a)	182	5		UFP Technologies Inc (a)	396		7
		$1,618					$859
Office Furnishings - 0.13%				Pharmaceuticals - 0.78%
Knoll Inc	6,354	98		Achillion Pharmaceuticals Inc (a)	1,400		11
Steelcase Inc	3,080	39		Alkermes PLC (a)	11,700		217
		$137		AVANIR Pharmaceuticals Inc (a)	773		2
				BioScrip Inc (a)	1,454		16
Oil & Gas - 2.94%				Cumberland Pharmaceuticals Inc (a)	380		1
Adams Resources & Energy Inc	151	5		Derma Sciences Inc (a)	625		7
Alon USA Energy Inc	202	4		Hi-Tech Pharmacal Co Inc	475		17
Berry Petroleum Co	3,900	131		Impax Laboratories Inc (a)	16,900		346
Bill Barrett Corp (a)	2,265	40
				Lannett Co Inc (a)	1,141		6
Bonanza Creek Energy Inc (a)	2,999	84
Callon Petroleum Co (a)	2,766	13		Nature's Sunshine Products Inc	320		5
				Nektar Therapeutics (a)	2,363		17
Carrizo Oil & Gas Inc (a)	391	8
Clayton Williams Energy Inc (a)	386	15		Nutraceutical International Corp	664		11
				Omega Protein Corp (a)	1,395		8
Comstock Resources Inc (a)	1,960	30
				PharMerica Corp (a)	1,247		18
Contango Oil & Gas Co	76	3		Progenics Pharmaceuticals Inc (a)	7,000		21
Crimson Exploration Inc (a)	1,532	4
				Targacept Inc (a)	1,908		8
CVR Energy Inc (a)	10,183	497
				ViroPharma Inc (a)	3,196		73
Delek US Holdings Inc	796	20		XenoPort Inc (a)	430		3
Diamondback Energy Inc (a)	6,000	115
Energy XXI Bermuda Ltd	8,289	267					$787
EPL Oil & Gas Inc (a)	31,459	709		Pipelines - 0.08%
Forest Oil Corp (a)	4,797	32		Crosstex Energy Inc	244		4
Gulfport Energy Corp (a)	1,704	65		SemGroup Corp (a)	1,955		76
Hercules Offshore Inc (a)	7,263	45					$80
Magnum Hunter Resources Corp (a)	3,891	15
McMoRan Exploration Co (a)	4,151	67		Private Equity - 0.25%
				American Capital Ltd (a)	14,400		173
Parker Drilling Co (a)	5,278	24
PDC Energy Inc (a)	1,371	46		Fidus Investment Corp	3,563		58
Quicksilver Resources Inc (a)	4,786	14		Hercules Technology Growth Capital Inc	2,249		25
Resolute Energy Corp (a)	2,226	18					$256
Rex Energy Corp (a)	2,035	26		Publicly Traded Investment Fund - 0.02%
Stone Energy Corp (a)	2,282	47		THL Credit Inc	1,071		16
Swift Energy Co (a)	2,005	31
Synergy Resources Corp (a)	2,639	14
Vaalco Energy Inc (a)	15,400	133		Real Estate - 0.22%
Vantage Drilling Co (a)	8,020	15		Forestar Group Inc (a)	1,404		24
W&T Offshore Inc	17,590	282		HFF Inc	346		5
Warren Resources Inc (a)	4,139	12		Kennedy-Wilson Holdings Inc	1,761		25
				Realogy Holdings Corp (a)	4,000		168
Western Refining Inc	5,180	146
		$2,977					$222
Oil & Gas Services - 1.59%				REITS - 11.95%
Basic Energy Services Inc (a)	1,456	17		AG Mortgage Investment Trust Inc	925		22

See accompanying notes

126

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				REITS (continued)
American Assets Trust Inc	1,679	$47		Sabra Health Care REIT Inc	1,871	$41
American Campus Communities Inc	9,600	443		Select Income REIT	657	16
American Capital Mortgage Investment Corp	1,830	43		Sovran Self Storage Inc	183	11
American Realty Capital Trust Inc	6,467	75		STAG Industrial Inc	1,573	28
AmREIT Inc	239	4		Starwood Property Trust Inc	7,156	164
Anworth Mortgage Asset Corp	102,987	595		Summit Hotel Properties Inc	2,173	21
Apollo Commercial Real Estate Finance Inc	1,244	20		Sun Communities Inc	3,500	140
Apollo Residential Mortgage Inc	887	18		Sunstone Hotel Investors Inc (a)	5,611	60
ARMOUR Residential REIT Inc	12,132	78		Two Harbors Investment Corp	11,400	126
Ashford Hospitality Trust Inc	37,210	391		UMH Properties Inc	753	8
Associated Estates Realty Corp	1,189	19		Universal Health Realty Income Trust	321	16
Campus Crest Communities Inc	1,570	19		Urstadt Biddle Properties Inc	395	8
CapLease Inc	34,821	194		Washington Real Estate Investment Trust	2,327	61
Capstead Mortgage Corp	58,118	667		Western Asset Mortgage Capital Corp	761	15
Cedar Realty Trust Inc	38,532	203		Winthrop Realty Trust	10,043	111
Chesapeake Lodging Trust	12,802	267				$12,110
Colonial Properties Trust	3,582	77
Colony Financial Inc	2,084	41		Retail - 5.12%
				Asbury Automotive Group Inc (a)	229	7
Coresite Realty Corp	14,200	393		Barnes & Noble Inc (a)	1,058	16
Cousins Properties Inc	3,737	31
CreXus Investment Corp	2,738	34		Big 5 Sporting Goods Corp	1,190	16
				Biglari Holdings Inc (a)	48	19
CubeSmart	6,515	95		Bloomin' Brands Inc (a)	3,849	60
CYS Investments Inc	30,673	363
DCT Industrial Trust Inc	58,366	379		Bob Evans Farms Inc	1,180	47
DiamondRock Hospitality Co	7,706	69		Brown Shoe Co Inc	28,708	528
				Cabela's Inc (a)	12,712	531
DuPont Fabros Technology Inc	1,331	32
Dynex Capital Inc	2,711	26		Cash America International Inc	2,913	115
				Casual Male Retail Group Inc (a)	2,987	13
EastGroup Properties Inc	1,129	61		Children's Place Retail Stores Inc/The (a)	708	31
Education Realty Trust Inc	5,978	64		Citi Trends Inc (a)	995	14
EPR Properties	5,408	249		Conn's Inc (a)	22,830	701
Equity One Inc	2,902	61
Excel Trust Inc	1,778	23		Cracker Barrel Old Country Store Inc	5,900	379
				Del Frisco's Restaurant Group Inc (a)	3,900	61
Extra Space Storage Inc	3,900	142		Denny's Corp (a)	1,471	7
FelCor Lodging Trust Inc (a)	29,000	135
First Industrial Realty Trust Inc (a)	51,843	730		Destination Maternity Corp	541	12
First Potomac Realty Trust	2,076	26		Dillard's Inc	3,300	276
				Ezcorp Inc (a)	1,066	21
Franklin Street Properties Corp	2,965	36		Fiesta Restaurant Group Inc (a)	110	2
Getty Realty Corp	4,344	79		Fifth & Pacific Cos Inc (a)	4,176	52
Glimcher Realty Trust	995	11
Government Properties Income Trust	2,275	55		Finish Line Inc/The	1,495	28
				Five Below Inc (a)	3,085	99
Healthcare Realty Trust Inc	4,612	111
Hersha Hospitality Trust	7,054	35		Fred's Inc	1,752	23
Highwoods Properties Inc	703	23		Frisch's Restaurants Inc	225	4
Home Properties Inc	1,100	67		Group 1 Automotive Inc	1,085	67
Hudson Pacific Properties Inc	1,812	38		Haverty Furniture Cos Inc	914	15
				hhgregg Inc (a)	1,132	8
Inland Real Estate Corp	1,708	14		Jack in the Box Inc (a)	611	17
Invesco Mortgage Capital Inc	8,319	164		Jos A Bank Clothiers Inc (a)	142	6
Investors Real Estate Trust	3,702	32		Kirkland's Inc (a)	966	10
iStar Financial Inc (a)	3,550	29
				Krispy Kreme Doughnuts Inc (a)	2,787	26
Kite Realty Group Trust	15,770	88
LaSalle Hotel Properties	7,029	178		Lithia Motors Inc	1,025	38
				Luby's Inc (a)	1,306	9
Lexington Realty Trust	52,776	552
LTC Properties Inc	8,674	305		Men's Wearhouse Inc	1,941	61
				Office Depot Inc (a)	13,434	44
Medical Properties Trust Inc	7,170	86
MFA Financial Inc	33,537	272		OfficeMax Inc	59,150	578
				Pantry Inc/The (a)	27,601	335
Monmouth Real Estate Investment Corp	1,611	17		Papa John's International Inc (a)	400	22
National Retail Properties Inc	6,000	187
NorthStar Realty Finance Corp	5,427	38		PC Connection Inc	642	7
Omega Healthcare Investors Inc	24,200	577		Penske Automotive Group Inc	1,477	44
One Liberty Properties Inc	822	17		Pep Boys-Manny Moe & Jack/The	2,154	21
				Red Robin Gourmet Burgers Inc (a)	588	21
Parkway Properties Inc/Md	23,100	323
Pebblebrook Hotel Trust	3,036	70		Regis Corp	2,724	46
				Restoration Hardware Holdings Inc (a)	1,200	40
Pennsylvania Real Estate Investment Trust	31,379	553		Rite Aid Corp (a)	28,237	38
PennyMac Mortgage Investment Trust	2,401	61		Ruby Tuesday Inc (a)	3,036	24
Potlatch Corp	767	30		Rush Enterprises Inc - Class A (a)	1,554	32
PS Business Parks Inc	227	15		Ruth's Hospitality Group Inc (a)	26,300	191
Ramco-Gershenson Properties Trust	9,098	121		Saks Inc (a)	5,246	55
Redwood Trust Inc	47,181	797
Resource Capital Corp	5,265	29		Shoe Carnival Inc	1,020	21
Retail Opportunity Investments Corp	2,582	33		Sonic Automotive Inc	1,840	38
				Sonic Corp (a)	850	9
RLJ Lodging Trust	5,421	105

See accompanying notes

127

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Stage Stores Inc	1,418	$35		MIPS Technologies Inc (a)	783		$6
Stein Mart Inc	1,941	15		MKS Instruments Inc	7,935		205
Steinway Musical Instruments Inc (a)	483	10		Nanometrics Inc (a)	1,107		16
Susser Holdings Corp (a)	463	16		OmniVision Technologies Inc (a)	2,133		30
Systemax Inc	676	7		Peregrine Semiconductor Corp (a)	13,900		213
Tuesday Morning Corp (a)	17,100	107		Pericom Semiconductor Corp (a)	1,545		12
West Marine Inc (a)	1,081	12		Photronics Inc (a)	16,499		99
World Fuel Services Corp	2,500	103		PMC - Sierra Inc (a)	10,800		56
		$5,190		QLogic Corp (a)	3,396		33
				Rambus Inc (a)	4,173		20
Savings & Loans - 1.33%				Rudolph Technologies Inc (a)	5,115		68
Astoria Financial Corp	3,550	33		Semtech Corp (a)	2,800		81
B of I Holding Inc (a)	3,461	96
				Skyworks Solutions Inc (a)	3,100		63
Bank Mutual Corp	3,312	14		Supertex Inc	758		13
BankFinancial Corp	5,100	38		Tessera Technologies Inc	2,392		39
Berkshire Hills Bancorp Inc	3,954	95		TriQuint Semiconductor Inc (a)	7,770		38
Brookline Bancorp Inc	3,122	27		Ultra Clean Holdings (a)	9,285		45
Cape Bancorp Inc	789	7		Veeco Instruments Inc (a)	1,332		39
Dime Community Bancshares Inc	1,436	20					$3,778
ESB Financial Corp	824	11
First Defiance Financial Corp	645	12		Software - 2.34%
First Financial Holdings Inc	6,681	87		Accelrys Inc (a)	2,600		23
First Niagara Financial Group Inc	13,446	107		Actuate Corp (a)	238		1
Flushing Financial Corp	5,518	85		Acxiom Corp (a)	3,603		63
Heritage Financial Group Inc	544	7		Aspen Technology Inc (a)	6,079		168
Hingham Institution for Savings	84	5		Audience Inc (a)	3,959		41
Home Bancorp Inc (a)	486	9		AVG Technologies NV (a)	400		6
HomeStreet Inc (a)	10,200	261		Avid Technology Inc (a)	2,058		16
Investors Bancorp Inc	1,722	31		Bottomline Technologies Inc (a)	1,014		27
NASB Financial Inc (a)	341	7		CSG Systems International Inc (a)	8,530		155
Northwest Bancshares Inc	4,504	55		Demandware Inc (a)	2,300		63
OceanFirst Financial Corp	4,041	55		Digi International Inc (a)	7,063		67
Oritani Financial Corp	1,361	21		Digital River Inc (a)	1,677		24
Provident Financial Holdings Inc	2,396	42		Ebix Inc	503		8
Provident Financial Services Inc	8,595	128		Eloqua Inc (a)	7,181		169
Provident New York Bancorp	1,869	17		EPIQ Systems Inc	5,339		68
Rockville Financial Inc	1,327	17		Guidewire Software Inc (a)	1,300		39
SI Financial Group Inc	762	9		Infoblox Inc (a)	3,400		61
WSFS Financial Corp	1,152	49		Mantech International Corp/VA	6,110		158
		$1,345		MedAssets Inc (a)	34,476		578
				Omnicell Inc (a)	1,363		20
Semiconductors - 3.73%				Pervasive Software Inc (a)	883		8
Aeroflex Holding Corp (a)	1,430	10
				Progress Software Corp (a)	2,895		61
Alpha & Omega Semiconductor Ltd (a)	1,221	10
				Proofpoint Inc (a)	800		10
Amkor Technology Inc (a)	74,375	316
				Rosetta Stone Inc (a)	385		5
Applied Micro Circuits Corp (a)	2,530	21
				SS&C Technologies Holdings Inc (a)	1,108		26
ATMI Inc (a)	1,330	28
				SYNNEX Corp (a)	12,318		424
AXT Inc (a)	2,339	7
				Workday Inc (a)	1,500		82
Brooks Automation Inc	12,047	97					$2,371
Ceva Inc (a)	409	6
Cohu Inc	1,596	17		Storage & Warehousing - 0.19%
Diodes Inc (a)	1,645	29		Mobile Mini Inc (a)	1,558		32
DSP Group Inc (a)	5,500	32		Wesco Aircraft Holdings Inc (a)	12,097		160
Emulex Corp (a)	3,925	29					$192
Entegris Inc (a)	20,775	191
Entropic Communications Inc (a)	4,099	22		Telecommunications - 2.38%
				Anaren Inc (a)	846		16
First Solar Inc (a)	24,204	748
FormFactor Inc (a)	3,527	16		Anixter International Inc	2,410		155
				Arris Group Inc (a)	25,562		382
GSI Technology Inc (a)	1,339	8
				Aviat Networks Inc (a)	16,002		52
GT Advanced Technologies Inc (a)	107,701	325
Integrated Device Technology Inc (a)	6,628	48		Black Box Corp	8,808		215
				Calix Inc (a)	1,852		14
Integrated Silicon Solution Inc (a)	12,146	110
				Cbeyond Inc (a)	1,834		17
Intermolecular Inc (a)	5,500	49
				Ciena Corp (a)	1,148		18
International Rectifier Corp (a)	2,821	50
				Cincinnati Bell Inc (a)	5,714		31
Intersil Corp	5,882	49
IXYS Corp	5,075	46		Comtech Telecommunications Corp	4,727		120
Kopin Corp (a)	4,755	16		Consolidated Communications Holdings Inc	13,910		221
Lattice Semiconductor Corp (a)	5,496	22		EarthLink Inc	4,738		31
				Finisar Corp (a)	3,733		61
LTX-Credence Corp (a)	37,600	247
				GeoEye Inc (a)	617		19
MEMC Electronic Materials Inc (a)	7,317	23
				Globecomm Systems Inc (a)	448		5
Mindspeed Technologies Inc (a)	27,700	130
				Harmonic Inc (a)	5,477		28

See accompanying notes

128

Schedule of Investments
SmallCap Value Account I
December 31, 2012

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value	(000	's)
Hawaiian Telcom Holdco Inc (a)	741	$14		Banks (continued)
Iridium Communications Inc (a)	3,034	20		Investment in Joint Trading Account; Deutsche $	224		$224
Loral Space & Communications Inc	52	3		Bank Repurchase Agreement; 0.20% dated
Netgear Inc (a)	966	38		12/31/2012 maturing 01/02/2013
Neutral Tandem Inc	2,003	5		(collateralized by US Government
Oplink Communications Inc (a)	3,679	57		Securities; $228,518; 1.25% - 4.63%; dated
Orbcomm Inc (a)	1,284	5		10/15/14 - 09/28/16)
Plantronics Inc	5,503	203		Investment in Joint Trading Account; JP	1,251		1,252
Preformed Line Products Co	150	9		Morgan Repurchase Agreement; 0.18%
Premiere Global Services Inc (a)	27,549	269		dated 12/31/2012 maturing 01/02/2013
RF Micro Devices Inc (a)	11,011	49		(collateralized by US Government
Ruckus Wireless Inc (a)	8,200	185		Securities; $1,276,293; 0.00% - 6.25%;
Shenandoah Telecommunications Co	1,077	17		dated 10/28/13 - 07/15/32)
Sonus Networks Inc (a)	7,375	13		Investment in Joint Trading Account; Merrill	1,549		1,549
Symmetricom Inc (a)	8,094	47		Lynch Repurchase Agreement; 0.12%
Telenav Inc (a)	1,201	10		dated 12/31/2012 maturing 01/02/2013
Tellabs Inc	16,865	38		(collateralized by US Government
Telular Corp	472	4		Securities; $1,580,173; 0.00% - 9.38%;
Tessco Technologies Inc	190	4		dated 01/02/13 - 01/22/37)
USA Mobility Inc	1,587	19					$3,692
Vonage Holdings Corp (a)	7,211	17		TOTAL REPURCHASE AGREEMENTS			$3,692
		$2,411		Total Investments			$101,629
Textiles - 0.09%				Liabilities in Excess of Other Assets, Net - (0.28)%			$(285)
Culp Inc	630	9		TOTAL NET ASSETS - 100.00%			$101,344
G&K Services Inc	849	29
UniFirst Corp/MA	681	50		(a) Non-Income Producing Security
		$88		(b) Security is Illiquid
Transportation - 0.72%
Air Transport Services Group Inc (a)	3,819	15
Atlas Air Worldwide Holdings Inc (a)	2,036	91
				Portfolio Summary (unaudited)
Bristow Group Inc	1,673	90		Sector			Percent
Gulfmark Offshore Inc	7,682	265		Financial			38.38%
Heartland Express Inc	774	10		Industrial			13.17%
International Shipholding Corp	390	6		Consumer, Cyclical			10.81%
Nordic American Tankers Ltd	2,096	18		Consumer, Non-cyclical			10.80%
PHI Inc (a)	550	18
Quality Distribution Inc (a)	3,975	24		Technology			7.22%
Saia Inc (a)	940	22		Utilities			6.22%
				Energy			5.22%
Ship Finance International Ltd	2,130	35		Communications			4.58%
Swift Transportation Co (a)	9,200	84
				Basic Materials			3.73%
Teekay Tankers Ltd	4,507	13		Diversified			0.15%
Universal Truckload Services Inc	2,281	42		Liabilities in Excess of Other Assets, Net			(0.28)%
		$733		TOTAL NET ASSETS			100.00%
Trucking & Leasing - 0.42%
Amerco Inc	3,106	394
Greenbrier Cos Inc (a)	937	15
TAL International Group Inc	592	22
		$431
Water - 0.21%
American States Water Co	1,988	96
Artesian Resources Corp	1,300	29
California Water Service Group	3,153	58
Consolidated Water Co Ltd	1,100	8
PICO Holdings Inc (a)	887	18
		$209
TOTAL COMMON STOCKS		$97,937
	Maturity
REPURCHASE AGREEMENTS - 3.64%	Amount (000's)	Value(000	's)

Banks - 3.64%
Investment in Joint Trading Account; Credit	$667	$667
Suisse Repurchase Agreement; 0.19%
dated 12/31/2012 maturing 01/02/2013
(collateralized by US Government
Securities; $680,690; 5.25% - 8.00%; dated
11/15/21 - 08/15/29)

See accompanying notes

129

Schedule of Investments
SmallCap Value Account I
December 31, 2012

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2013	Long	50	$4,113	$4,233	$120
Total					$120
All dollar amounts are shown in thousands (000's)

See accompanying notes

130

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131

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2012	$11.12	$0.27	$1.76	$2.03	($0.26)	$–	($0.26)	$12.89
2011	12.54	0.27	(1.67)	(1.40)	(0.02)	–	(0.02)	11.12
2010	11.24	0.17	1.31	1.48	(0.18)	–	(0.18)	12.54
2009	9.25	0.18	2.28	2.46	(0.47)	–	(0.47)	11.24
2008	21.67	0.31	(8.44)	(8.13)	(0.30)	(3.99)	(4.29)	9.25
Class 2 shares
2012	11.18	0.23	1.76	1.99	(0.21)	–	(0.21)	12.96
2011	12.63	0.23	(1.66)	(1.43)	(0.02)	–	(0.02)	11.18
2010	11.32	0.14	1.32	1.46	(0.15)	–	(0.15)	12.63
2009	9.27	0.15	2.29	2.44	(0.39)	–	(0.39)	11.32
2008	21.71	0.31	(8.51)	(8.20)	(0.25)	(3.99)	(4.24)	9.27
EQUITY INCOME ACCOUNT
Class 1 shares
2012	15.53	0.54	1.47	2.01	(0.51)	–	(0.51)	17.03
2011	14.80	0.50	0.30	0.80	(0.07)	–	(0.07)	15.53
2010	13.15	0.45	1.66	2.11	(0.46)	–	(0.46)	14.80
2009	11.60	0.39	1.84	2.23	(0.68)	–	(0.68)	13.15
2008	19.32	0.44	(6.53)	(6.09)	(0.41)	(1.22)	(1.63)	11.60
Class 2 shares
2012	15.43	0.49	1.46	1.95	(0.46)	–	(0.46)	16.92
2011	14.74	0.45	0.31	0.76	(0.07)	–	(0.07)	15.43
2010	13.10	0.40	1.66	2.06	(0.42)	–	(0.42)	14.74
2009	11.50	0.35	1.85	2.20	(0.60)	–	(0.60)	13.10
2008	19.17	0.40	(6.49)	(6.09)	(0.36)	(1.22)	(1.58)	11.50
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2012	10.90	0.33	0.09	0.42	(0.45)	–	(0.45)	10.87
2011	10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)	10.90
2010	10.07	0.38	0.20	0.58	(0.36)	–	(0.36)	10.29
2009	10.28	0.43	0.22	0.65	(0.86)	–	(0.86)	10.07
2008	10.49	0.48	(0.01)	0.47	(0.68)	–	(0.68)	10.28
Class 2 shares
2012	10.90	0.30	0.10	0.40	(0.42)	–	(0.42)	10.88
2011	10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)	10.90
2010	10.09	0.36	0.21	0.57	(0.34)	–	(0.34)	10.32
2009	10.26	0.41	0.21	0.62	(0.79)	–	(0.79)	10.09
2008	10.47	0.45	(0.01)	0.44	(0.65)	–	(0.65)	10.26

See accompanying notes.

132

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

18.44%	$464,751	0.87%		2.23%	76.0%
(11.17)	428,532	0.89		2.17	68.5
13.18	532,545	0.89		1.47	110.0	(c)
27.30	364,176	0.91		1.85	105.5
(46.22)	286,421	0.92	(d)	2.07	100.4

18.01	1,643	1.12		1.95	76.0
(11.36)	1,952	1.14		1.91	68.5
12.91	2,466	1.14		1.27	110.0	(c)
26.84	2,427	1.16		1.59	105.5
(46.37)	2,338	1.17	(d)	1.91	100.4

13.01	578,099	0.49		3.26	20.8
5.44	624,366	0.48		3.28	19.9
16.18	538,727	0.51		3.25	23.2
20.00	392,951	0.54		3.33	44.0
(33.94)	304,321	0.51	(d)	2.86	86.8

12.72	22,844	0.74		3.01	20.8
5.17	25,498	0.73		3.00	19.9
15.88	29,323	0.76		2.97	23.2
19.76	30,836	0.79		3.08	44.0
(34.12)	34,738	0.76	(d)	2.57	86.8

3.91	432,172	0.51		2.98	41.4
6.23	453,864	0.51		3.42	83.8
5.85	489,048	0.50		3.64	79.1	(e)
6.47	233,789	0.50		4.18	22.4
4.68	152,711	0.51	(d)	4.63	9.9

3.70	1,143	0.76		2.73	41.4
5.90	1,215	0.76		3.17	83.8
5.65	1,457	0.75		3.45	79.1	(e)
6.21	1,675	0.75		3.99	22.4
4.41	2,085	0.76	(d)	4.38	9.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Portfolio turnover rate excludes approximately $612,000 of sales from portfolio realignment from the acquisition of International SmallCap Account.
(d)	Reflects Manager's contractual expense limit.
(e)	Portfolio turnover rate excludes approximately $53,358,000 of purchases from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

133

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

INCOME ACCOUNT
Class 1 shares
2012	$10.71	$0.53	$0.48	$1.01	($0.50)	$–	($0.50)	$11.22
2011	10.12	0.56	0.07	0.63	(0.04)	–	(0.04)	10.71
2010	9.97	0.60	0.25	0.85	(0.70)	–	(0.70)	10.12
2009	9.36	0.62	1.03	1.65	(1.03)	(0.01)	(1.04)	9.97
2008	10.46	0.59	(0.93)	(0.34)	(0.75)	(0.01)	(0.76)	9.36
Class 2 shares
2012	10.66	0.50	0.47	0.97	(0.46)	–	(0.46)	11.17
2011	10.09	0.53	0.08	0.61	(0.04)	–	(0.04)	10.66
2010	9.95	0.58	0.23	0.81	(0.67)	–	(0.67)	10.09
2009	9.30	0.59	1.04	1.63	(0.97)	(0.01)	(0.98)	9.95
2008	10.40	0.56	(0.92)	(0.36)	(0.73)	(0.01)	(0.74)	9.30
LARGECAP BLEND ACCOUNT II
Class 1 shares
2012	6.85	0.11	0.93	1.04	(0.10)	–	(0.10)	7.79
2011	6.86	0.08	(0.09)	(0.01)	–	–	–	6.85
2010	6.21	0.07	0.74	0.81	(0.16)	–	(0.16)	6.86
2009	4.88	0.08	1.35	1.43	(0.10)	–	(0.10)	6.21
2008	12.59	0.10	(3.07)	(2.97)	(0.15)	(4.59)	(4.74)	4.88
Class 2 shares
2012	6.88	0.09	0.93	1.02	(0.08)	–	(0.08)	7.82
2011	6.91	0.07	(0.10)	(0.03)	–	–	–	6.88
2010	6.24	0.06	0.74	0.80	(0.13)	–	(0.13)	6.91
2009	4.89	0.07	1.35	1.42	(0.07)	–	(0.07)	6.24
2008	12.59	0.08	(3.07)	(2.99)	(0.12)	(4.59)	(4.71)	4.89
LARGECAP GROWTH ACCOUNT
Class 1 shares
2012	14.48	0.12	2.32	2.44	(0.05)	–	(0.05)	16.87
2011	15.12	0.05	(0.69)	(0.64)	–	–	–	14.48
2010	12.78	0.01	2.34	2.35	(0.01)	–	(0.01)	15.12
2009	10.14	–	2.72	2.72	(0.08)	–	(0.08)	12.78
2008	17.92	0.07	(7.78)	(7.71)	(0.07)	–	(0.07)	10.14
Class 2 shares
2012	14.43	0.08	2.32	2.40	–	–	–	16.83
2011	15.11	0.01	(0.69)	(0.68)	–	–	–	14.43
2010	12.80	(0.03)	2.34	2.31	–	–	–	15.11
2009	10.13	(0.03)	2.74	2.71	(0.04)	–	(0.04)	12.80
2008	17.90	0.04	(7.78)	(7.74)	(0.03)	–	(0.03)	10.13

See accompanying notes.

134

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

9.57%	$292,756	0.51%		4.78%	14.7%
6.25	239,939	0.50		5.36	17.8
8.65	225,114	0.50		5.81	17.0
18.37	196,424	0.51		6.33	23.6
(3.47)	120,854	0.51	(c)	5.93	13.9

9.28	3,875	0.76		4.55	14.7
6.05	4,360	0.75		5.11	17.8
8.26	5,135	0.75		5.58	17.0
18.17	6,260	0.76		6.11	23.6
(3.75)	7,912	0.76	(c)	5.66	13.9

15.20	154,221	0.76	(c)	1.41	51.5
(0.12)	161,200	0.75	(c)	1.21	42.5
13.25	182,047	0.75	(c)	1.15	34.7
29.67	183,485	0.75	(c)	1.51	79.0
(36.41)	159,837	0.77	(c)	1.30	62.7

14.84	837	1.01	(c)	1.17	51.5
(0.42)	739	1.00	(c)	0.96	42.5
12.97	850	1.00	(c)	0.90	34.7
29.28	832	1.00	(c)	1.27	79.0
(36.50)	875	1.02	(c)	1.00	62.7

16.85	210,351	0.69		0.73	62.6
(4.23)	181,559	0.69		0.31	56.6
18.38	207,114	0.69		0.04	61.1
27.01	241,670	0.69		0.01	89.5
(43.16)	173,642	0.69	(c)	0.50	87.6

16.56 (d)	604	0.94		0.47	62.6
(4.50)	561	0.94		0.05	56.6
18.05	691	0.94		(0.20)	61.1
26.80	635	0.94		(0.24)	89.5
(43.30)	538	0.94	(c)	0.24	87.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

135

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP BLEND ACCOUNT
Class 1 shares
2012		$40.51	$0.46	$7.35	$7.81	($0.40)	($0.72)	($1.12)	$47.20
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)	40.51
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)	37.83
2009		24.93	0.21	7.83	8.04	(0.24)	(1.48)	(1.72)	31.25
2008		42.05	0.18	(12.82)	(12.64)	(0.23)	(4.25)	(4.48)	24.93
Class 2 shares
2012		40.39	0.35	7.33	7.68	(0.29)	(0.72)	(1.01)	47.06
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)	40.39
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)	37.82
2009	(c)	28.70	0.14	2.39	2.53	–	–	–	31.23
MONEY MARKET ACCOUNT
Class 1 shares
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
Class 2 shares
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2012		21.36	0.35	2.58	2.93	(0.26)	(0.28)	(0.54)	23.75
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)	21.36
2010		19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)	21.47
2009		15.05	0.17	4.28	4.45	(0.27)	–	(0.27)	19.23
2008		25.13	0.15	(7.79)	(7.64)	(0.24)	(2.20)	(2.44)	15.05
Class 2 shares
2012		21.23	0.29	2.58	2.87	(0.20)	(0.28)	(0.48)	23.62
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)	21.23
2010		19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)	21.40
2009		14.94	0.12	4.27	4.39	(0.16)	–	(0.16)	19.17
2008		24.97	0.10	(7.75)	(7.65)	(0.18)	(2.20)	(2.38)	14.94

See accompanying notes.

136

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

19.44%	$560,842	0.55%		–%		1.03%		21.5%
8.29	531,255	0.55		–		0.57		28.9
24.10	551,589	0.57		–		1.37		20.9
33.76	379,151	0.61		–		0.79		25.4
(33.92)	269,185	0.58		–		0.50		19.6

19.16	12,179	0.80		–		0.79		21.5
8.00	11,226	0.80		–		0.32		28.9
23.83	11,327	0.82		–		1.05		20.9
8 .82 (d)	10,010	0 .83	(e)	–		1.43	(e)	25.4	(e)

0.00	303,903	0.27		0.46	(f)	0.00		N/A
0.00	322,844	0.26		0.45	(f)	0.00		N/A
0.00	314,976	0.32		0.45	(f)	0.00		N/A
0.22	381,238	0.42		0.45	(f)	0.24		N/A
2.58	455,594	0.45	(g)	–		2.47		N/A

0.00	1,253	0.27		0.71	(f)	0.00		N/A
0.00	1,777	0.26		0.70	(f)	0.00		N/A
0.00	2,478	0.32		0.70	(f)	0.00		N/A
0.18	4,229	0.49		0.70	(f)	0.27		N/A
2.33	15,013	0.70	(g)	–		2.13		N/A

13.83	145,393	0.64		–		1.51		6.2
0.13	142,828	0.64		–		1.09		10.3
15.40	151,592	0.64		–		1.78		13.7
29.82	94,039	0.64		–		1.02		23.6
(33.37)	65,187	0.64	(g)	–		0.76		14.6

13.57	5,238	0.89		–		1.26		6.2
(0.15)	5,472	0.89		–		0.83		10.3
15.11	6,822	0.89		–		1.57		13.7
29.54	7,139	0.89		–		0.76		23.6
(33.56)	6,970	0.89	(g)	–		0.49		14.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

137

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2012	$14.39	$0.21	$2.26	$2.47	($0.23)	$–	($0.23)	$16.63
2011	13.21	0.10	1.08	1.18	–	–	–	14.39
2010	10.83	0.26	2.49	2.75	(0.37)	–	(0.37)	13.21
2009	8.75	0.25	2.19	2.44	(0.36)	–	(0.36)	10.83
2008	19.06	0.25	(4.11)	(3.86)	(0.41)	(6.04)	(6.45)	8.75
Class 2 shares
2012	14.46	0.17	2.26	2.43	(0.17)	–	(0.17)	16.72
2011	13.30	0.06	1.10	1.16	–	–	–	14.46
2010	10.91	0.23	2.50	2.73	(0.34)	–	(0.34)	13.30
2009	8.76	0.22	2.22	2.44	(0.29)	–	(0.29)	10.91
2008	19.06	0.20	(4.10)	(3.90)	(0.36)	(6.04)	(6.40)	8.76
SAM BALANCED PORTFOLIO
Class 1 shares
2012	14.76	0.41	1.46	1.87	(0.11)	(0.19)	(0.30)	16.33
2011	15.02	0.10	0.06	0.16	(0.42)	–	(0.42)	14.76
2010	13.73	0.42	1.38	1.80	(0.51)	–	(0.51)	15.02
2009	11.95	0.64	2.05	2.69	(0.52)	(0.39)	(0.91)	13.73
2008	19.17	0.62	(4.93)	(4.31)	(0.71)	(2.20)	(2.91)	11.95
Class 2 shares
2012	14.66	0.36	1.46	1.82	(0.07)	(0.19)	(0.26)	16.22
2011	14.92	0.06	0.06	0.12	(0.38)	–	(0.38)	14.66
2010	13.64	0.36	1.40	1.76	(0.48)	–	(0.48)	14.92
2009	11.85	0.56	2.09	2.65	(0.47)	(0.39)	(0.86)	13.64
2008	19.04	0.64	(4.97)	(4.33)	(0.66)	(2.20)	(2.86)	11.85
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2012	11.47	0.37	0.90	1.27	(0.10)	(0.15)	(0.25)	12.49
2011	11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)	11.47
2010	10.94	0.40	0.84	1.24	(0.50)	–	(0.50)	11.68
2009	9.49	0.65	1.29	1.94	(0.34)	(0.15)	(0.49)	10.94
2008	13.07	0.50	(2.77)	(2.27)	(0.47)	(0.84)	(1.31)	9.49
Class 2 shares
2012	11.38	0.33	0.90	1.23	(0.07)	(0.15)	(0.22)	12.39
2011	11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)	11.38
2010	10.85	0.35	0.88	1.23	(0.48)	–	(0.48)	11.60
2009	9.41	0.56	1.33	1.89	(0.30)	(0.15)	(0.45)	10.85
2008	12.97	0.57	(2.85)	(2.28)	(0.44)	(0.84)	(1.28)	9.41

See accompanying notes.

138

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

17.17%	$133,069	0.90%		1.33%	44.1%
8.93	140,316	0.90		0.71	22.4
25.70	140,922	0.89		2.16	48.0
28.92	160,251	0.90		2.96	59.9
(32.86)	127,836	0.89	(c)	1.77	47.2

16.86	257	1.15		1.08	44.1
8.72	287	1.15		0.42	22.4
25.29	442	1.14		1.92	48.0
28.69	484	1.15		2.68	59.9
(33.01)	568	1.14	(c)	1.35	47.2

12.75	812,380	0.23	(d)	2.60	9.1
0.99	781,873	0.23	(d)	0.68	14.2
13.61	828,276	0.24	(d)	2.97	36.3
23.84	728,979	0.25	(d)	5.19	3.2
(26.18)	387,339	0.25 (c)	,(d)	4.04	39.1

12.47	95,208	0.48	(d)	2.32	9.1
0.73	94,487	0.48	(d)	0.43	14.2
13.34	107,086	0.49	(d)	2.59	36.3
23.63	110,253	0.50	(d)	4.62	3.2
(26.42)	113,639	0.50 (c)	,(d)	4.09	39.1

11.19	190,310	0.24	(d)	3.07	15.7
2.29	177,476	0.24	(d)	0.86	20.8
11.84	178,249	0.24	(d)	3.56	34.4
21.15	154,208	0.25	(d)	6.53	9.1
(19.21)	74,246	0.26 (c)	,(d)	4.51	46.1

10.91	15,911	0.49	(d)	2.73	15.7
1.97	15,465	0.49	(d)	0.60	20.8
11.73	15,761	0.49	(d)	3.18	34.4
20.72	15,895	0.50	(d)	5.77	9.1
(19.41)	17,277	0.51 (c)	,(d)	4.95	46.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

139

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2012	$14.99	$0.33	$1.79	$2.12	($0.07)	$–	($0.07)	$17.04
2011	15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)	14.99
2010	13.80	0.31	1.72	2.03	(0.47)	–	(0.47)	15.36
2009	12.34	0.47	2.43	2.90	(0.68)	(0.76)	(1.44)	13.80
2008	21.18	0.57	(6.78)	(6.21)	(0.72)	(1.91)	(2.63)	12.34
Class 2 shares
2012	14.87	0.28	1.77	2.05	(0.03)	–	(0.03)	16.89
2011	15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)	14.87
2010	13.69	0.27	1.71	1.98	(0.44)	–	(0.44)	15.23
2009	12.24	0.43	2.41	2.84	(0.63)	(0.76)	(1.39)	13.69
2008	21.03	0.57	(6.78)	(6.21)	(0.67)	(1.91)	(2.58)	12.24
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2012	12.42	0.48	0.83	1.31	(0.15)	(0.20)	(0.35)	13.38
2011	12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)	12.42
2010	11.95	0.51	0.69	1.20	(0.65)	–	(0.65)	12.50
2009	10.58	0.82	1.21	2.03	(0.55)	(0.11)	(0.66)	11.95
2008	14.36	0.56	(2.25)	(1.69)	(0.90)	(1.19)	(2.09)	10.58
Class 2 shares
2012	12.34	0.44	0.83	1.27	(0.12)	(0.20)	(0.32)	13.29
2011	12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)	12.34
2010	11.87	0.45	0.72	1.17	(0.62)	–	(0.62)	12.42
2009	10.49	0.72	1.27	1.99	(0.50)	(0.11)	(0.61)	11.87
2008	14.26	0.66	(2.38)	(1.72)	(0.86)	(1.19)	(2.05)	10.49
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2012	16.26	0.29	2.23	2.52	(0.04)	–	(0.04)	18.74
2011	16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)	16.26
2010	14.83	0.28	2.09	2.37	(0.38)	–	(0.38)	16.82
2009	12.28	0.42	2.82	3.24	(0.50)	(0.19)	(0.69)	14.83
2008	23.91	0.44	(7.99)	(7.55)	(0.76)	(3.32)	(4.08)	12.28
Class 2 shares
2012	16.15	0.24	2.22	2.46	–	–	–	18.61
2011	16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)	16.15
2010	14.73	0.23	2.10	2.33	(0.35)	–	(0.35)	16.71
2009	12.20	0.37	2.80	3.17	(0.45)	(0.19)	(0.64)	14.73
2008	23.77	0.50	(8.04)	(7.54)	(0.71)	(3.32)	(4.03)	12.20

See accompanying notes.

140

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14.18%	$143,547	0.24	%(c)	2.00%	12.5%
(0.45)	132,387	0.24	(c)	0.45	24.2
15.22	140,207	0.24	(c)	2.21	42.2
25.70	128,572	0.25	(c)	3.82	12.0
(33.11)	103,553	0.25 (c)	,(d)	3.34	24.4

13.81	84,306	0.49	(c)	1.76	12.5
(0.63)	78,247	0.49	(c)	0.20	24.2
14.92	84,941	0.49	(c)	1.92	42.2
25.35	81,513	0.50	(c)	3.55	12.0
(33.30)	70,419	0.50 (c)	,(d)	3.38	24.4

10.64	215,628	0.24	(c)	3.69	11.7
3.39	187,458	0.24	(c)	1.22	20.6
10.51	183,764	0.24	(c)	4.22	31.5
19.95	156,696	0.25	(c)	7.39	20.1
(13.76)	98,000	0.25 (c)	,(d)	4.50	53.9

10.34	19,667	0.49	(c)	3.41	11.7
3.13	18,382	0.49	(c)	0.96	20.6
10.26	20,147	0.49	(c)	3.70	31.5
19.63	22,043	0.50	(c)	6.58	20.1
(14.02)	26,751	0.50 (c)	,(d)	5.27	53.9

15.52	90,348	0.24	(c)	1.61	13.9
(1.90)	83,738	0.24	(c)	0.25	23.3
16.40	81,821	0.24	(c)	1.82	51.7
27.45	66,315	0.25	(c)	3.25	8.1
(37.42)	44,945	0.25 (c)	,(d)	2.36	31.8

15.23	71,997	0.49	(c)	1.36	13.9
(2.12)	64,907	0.49	(c)	(0.01)	23.3
16.18	69,749	0.49	(c)	1.53	51.7
27.04	61,006	0.50	(c)	2.92	8.1
(37.56)	48,224	0.50 (c)	,(d)	2.81	31.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes.

141

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SHORT-TERM INCOME ACCOUNT
Class 1 shares
2012	$2.54	$0.05	$0.08	$0.13	($0.06)	$–	($0.06)	$2.61
2011	2.51	0.06	(0.03)	0.03	–	–	–	2.54
2010	2.46	0.06	0.04	0.10	(0.05)	–	(0.05)	2.51
2009	2.41	0.09	0.14	0.23	(0.18)	–	(0.18)	2.46
2008	2.50	0.10	(0.11)	(0.01)	(0.08)	–	(0.08)	2.41
Class 2 shares
2012	2.53	0.04	0.08	0.12	(0.05)	–	(0.05)	2.60
2011	2.51	0.05	(0.03)	0.02	–	–	–	2.53
2010	2.45	0.06	0.05	0.11	(0.05)	–	(0.05)	2.51
2009	2.39	0.08	0.15	0.23	(0.17)	–	(0.17)	2.45
2008	2.49	0.09	(0.12)	(0.03)	(0.07)	–	(0.07)	2.39
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2012	10.68	(0.06)	1.80	1.74	–	–	–	12.42
2011	11.17	(0.08)	(0.41)	(0.49)	–	–	–	10.68
2010	8.80	(0.05)	2.42	2.37	–	–	–	11.17
2009	6.68	(0.05)	2.17	2.12	–	–	–	8.80
2008	11.35	(0.06)	(4.61)	(4.67)	–	–	–	6.68
Class 2 shares
2012	10.54	(0.09)	1.79	1.70	–	–	–	12.24
2011	11.06	(0.11)	(0.41)	(0.52)	–	–	–	10.54
2010	8.73	(0.08)	2.41	2.33	–	–	–	11.06
2009	6.65	(0.07)	2.15	2.08	–	–	–	8.73
2008	11.32	(0.08)	(4.59)	(4.67)	–	–	–	6.65
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2012	13.02	0.17	2.65	2.82	(0.12)	–	(0.12)	15.72
2011	13.52	0.09	(0.58)	(0.49)	(0.01)	–	(0.01)	13.02
2010	10.81	0.08	2.73	2.81	(0.10)	–	(0.10)	13.52
2009	9.51	0.09	1.42	1.51	(0.21)	–	(0.21)	10.81
2008	15.69	0.14	(4.60)	(4.46)	(0.13)	(1.59)	(1.72)	9.51
Class 2 shares
2012	12.99	0.13	2.64	2.77	(0.09)	–	(0.09)	15.67
2011	13.52	0.05	(0.58)	(0.53)	–	–	–	12.99
2010	10.82	0.06	2.73	2.79	(0.09)	–	(0.09)	13.52
2009	9.51	0.07	1.42	1.49	(0.18)	–	(0.18)	10.82
2008	15.68	0.10	(4.57)	(4.47)	(0.11)	(1.59)	(1.70)	9.51

See accompanying notes.

142

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.00%	$262,427	0.49	%(c)	1.95%	59.1%
1.37	228,351	0.49	(c)	2.35	55.1
4.20	224,344	0.50	(c)	2.49	85.4	(d)
9.94	74,934	0.51		3.55	24.6
(0.57)	37,975	0.52	(c)	4.05	40.1

4.67	1,269	0.74	(c)	1.72	59.1
0.95	1,516	0.74	(c)	2.11	55.1
4.37	1,901	0.75	(c)	2.45	85.4	(d)
9.81	1,887	0.76		3.36	24.6
(1.23)	1,662	0.77	(c)	3.81	40.1

16.29	49,224	1.06	(c)	(0.53)	77.5
(4.39)	47,596	1.04	(c)	(0.75)	94.3
26.93	56,856	1.03	(c)	(0.59)	82.2
31.74	77,315	1.02	(c)	(0.68)	134.6
(41.15)	59,137	1.05	(c)	(0.65)	83.8

16.13	2,864	1.31	(c)	(0.78)	77.5
(4.70)	2,653	1.29	(c)	(0.99)	94.3
26.69	3,015	1.28	(c)	(0.82)	82.2
31.28	2,529	1.27	(c)	(0.93)	134.6
(41.25)	2,102	1.30	(c)	(0.90)	83.8

21.73	101,259	0.99	(c)	1.19	43.2
(3.66)	100,321	0.99	(c)	0.70	72.2
26.06	114,144	0.99	(c)	0.70	63.8
16.20	133,755	1.00	(c)	0.99	75.9
(31.82)	116,467	1.01	(c)	1.07	56.1

21 .40	85	1 .24	(c)	0 .92	43 .2
(3.89)	94	1.24	(c)	0.37	72.2
25.81	169	1.24	(c)	0.52	63.8
15.88	104	1.25	(c)	0.74	75.9
(31.89)	101	1.26	(c)	0.78	56.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Portfolio turnover rate excludes approximately $3,528,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

143

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Variable Contracts Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, (18 of the portfolios constituting the Principal Variable Contracts Funds, Inc. (collectively the “Funds”)) as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, agent banks, transfer agent of the affiliated funds, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within the Principal Variable Contracts Funds, Inc. at December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 15, 2013

144

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2012 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$1,134.43	$4.56	0.85%
Hypothetical	1,000.00	1,020.86	4.32	0.85

Diversified International Account Class 2
Actual	1,000.00	1,132.45	5.90	1.10
Hypothetical	1,000.00	1,019.61	5.58	1.10

Equity Income Account Class 1
Actual	1,000.00	1,060.48	2.54	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Equity Income Account Class 2
Actual	1,000.00	1,059.19	3.83	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,015.82	2.58	0.51
Hypothetical	1,000.00	1,022.57	2.59	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,014.67	3.85	0.76
Hypothetical	1,000.00	1,021.32	3.86	0.76

Income Account Class 1
Actual	1,000.00	1,046.81	2.62	0.51
Hypothetical	1,000.00	1,022.57	2.59	0.51

Income Account Class 2
Actual	1,000.00	1,045.71	3.91	0.76
Hypothetical	1,000.00	1,021.32	3.86	0.76

145

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio
LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,053.57	$3.92	0.76%
Hypothetical	1,000.00	1,021.32	3.86	0.76

LargeCap Blend Account II Class 2
Actual	1,000.00	1,052.06	5.21	1.01
Hypothetical	1,000.00	1,020.06	5.13	1.01

LargeCap Growth Account Class 1
Actual	1,000.00	1,055.48	3.62	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70

LargeCap Growth Account Class 2
Actual	1,000.00	1,053.88	4.90	0.95
Hypothetical	1,000.00	1,020.36	4.82	0.95

MidCap Blend Account Class 1
Actual	1,000.00	1,101.71	2.85	0.54
Hypothetical	1,000.00	1,022.42	2.75	0.54

MidCap Blend Account Class 2
Actual	1,000.00	1,100.61	4.17	0.79
Hypothetical	1,000.00	1,021.17	4.01	0.79

Money Market Account Class 1
Actual	1,000.00	1,000.00	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,053.91	3.30	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,052.46	4.59	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89

Real Estate Securities Account Class 1
Actual	1,000.00	1,024.37	4.58	0.90
Hypothetical	1,000.00	1,020.61	4.57	0.90

Real Estate Securities Account Class 2
Actual	1,000.00	1,022.85	5.85	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,060.69	1.19	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,059.64	2.49	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,052.27	1.24	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,050.95	2.53	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,068.40	1.25	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,066.41	2.55	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

146

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2012	Annualized
	July 1, 2012	December 31, 2012	to December 31, 2012(a)	Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,049.73	$1.24	0.24%
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,048.21	2.52	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,074.60	1.25	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,073.24	2.55	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Short-Term Income Account Class 1
Actual	1,000.00	1,021.87	2.49	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,022.49	3.76	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74

SmallCap Growth Account II Class 1
Actual	1,000.00	1,051.65	5.42	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05

SmallCap Growth Account II Class 2
Actual	1,000.00	1,051.55	6.70	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30

SmallCap Value Account I Class 1
Actual	1,000.00	1,109.07	5.25	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,107.44	6.57	1.24
Hypothetical	1,000.00	1,018.90	6.29	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

147

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years**
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

148

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years**
Michael J. Beer	Executive Vice President and Chief	100	None
Director, Executive Vice President	Operating Officer, Principal
Member, Executive Committee	Management Corporation, (the
1961	“Manager”); Executive Vice
President, Principal Funds Distributor,
Inc. (“PFD”); President, Princor,
Principal Shareholder Services
(“PSS”) since 2007; Director, the
Manager since 2008, Princor, and PSS
since 2007. Vice President – Mutual
Funds and Broker Dealer, Principal
Life Insurance Company (“PLIC”).

Nora M. Everett	President and Director, the Manager	100	None
Director, President, CEO, and	since 2008; Director, PFD since 2008,
Chairman	Princor since 2008, PSS since 2008,
Member, Executive Committee	Edge since 2008, and Principal
1959	International Holding Company, LLC
since 2006; CEO, Princor since 2009;
Senior Vice President/Retirement &
Investor Services, PLIC since 2008;
Director, Principal Asset Management
Co. (Asia) Limited since 2008;
Chairman, Principal Financial
Advisors, Inc. since 2010; Director,
Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

149

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

150

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated April 30, 2012, and the Statement of Additional Information dated April 30, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

151

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Accounts.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 11, 2012 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Accounts.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PVC, on behalf of each of the thirty-six (36) series of PVC (each series is referred to as an “Account”); and (2) the Subadvisory Agreements between the Manager and each of Brown Investment Advisory Incorporated; Clearbridge Advisors, LLC; Columbus Circle Investors (“Columbus Circle”); Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; J.P. Morgan Investment Management, Inc.; Mellon Capital Management Corporation; Morgan Stanley Investment Management, Inc.; Principal Global Investors, LLC (“PGI”); Principal Real Estate Investors, LLC (“Principal-REI”); and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Accounts implementing the “Core Satellite” structure, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board also took note that the Manager applied the same due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Accounts. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that needed to be considered in connection with the renewal of the Advisory Agreements.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Account, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

152

Investment Performance

The Board reviewed each Account’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Accounts or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with an Account’s investment objective(s) and policies. For most Accounts, the Board concluded that the Account’s investment returns met or exceeded acceptable levels of investment performance. There were some Accounts that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Accounts, the Board also considered the longer-term performance of the Accounts. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Account, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Account: (i) were reasonable; (ii) the Subadvisor’s longer-term track record justified continuing the contract with additional in-depth monitoring; or (iii) sufficient remedial steps had been taken by the Subadvisor that justified continuing the contract with additional in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor either met or exceeded acceptable levels of investment performance; or (ii) although the Account experienced underperformance from the subject Subadvisor, based upon that Account’s particular circumstances, it was in the best interests of the Account to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Account’s management fees. The Board received information, based on data supplied by Lipper, comparing each Account’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after fee waivers) management fee (at current asset levels), actual non-management fees (at current asset levels) and actual total expense ratio (at current asset levels for Class 1 shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PVC Accounts that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Accounts, actual management fees and net expense ratios were within the third quartile or better when compared to their Expense Group. For some Accounts, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board considered specific factors relevant to its review of certain Accounts with both actual management fees and total net expenses higher than the third quartile as compared to their Expense Group. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Accounts’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that some Accounts have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees.

The Board also considered that the Manager had previously contractually agreed to reduce the management fees for four PVC Accounts that have implemented the “Core Satellite” structure.

With respect to the Board’s review of the expense caps in place with respect to certain Accounts, the Board considered the Manager’s proposals to extend the expense caps in place for most of such Accounts for an additional year and to let expense caps for certain other Accounts expire, based upon the individual circumstances of these Accounts.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Account was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Account the services described in the Management Agreement, for the year ended December 31, 2011. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, and Columbus Circle). The Board concluded that the management fee for each Account was reasonable, taking into account the profitability percentages the Manager provided.

153

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Account and whether the Accounts benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Account under the Management Agreement is reasonable in relation to the asset size of such Account. The Board concluded that the fee schedule for each Account reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, LargeCap S&P 500 Index Account, and the LifeTime Accounts do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Accounts has a relatively low basis point fee for all Account assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Account the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Account and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Accounts. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Account were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Account.

154

FEDERAL INCOME TAX INFORMATION
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2012 (unaudited)

Long Term Capital Gain Dividends. Certain of the Accounts distributed long term capital gain dividends during the fiscal year ended December 31, 2012. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2012, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Diversified International Account	0.13%
Equity Income Account	73.92%
LargeCap Blend Account II	100%
LargeCap Growth Account	100%
MidCap Blend Account	100%
Principal Capital Appreciation Account	87.94%
SAM Balanced Portfolio	26.06%
SAM Conservative Balanced Portfolio	11.76%
SAM Conservative Growth Portfolio	65.69%
SAM Flexible Income Portfolio	11.53%
SAM Strategic Growth Portfolio	100%
SmallCap Value Account I	100%

Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Account to its shareholders. The information below summarizes the portion of ordinary income dividends that was derived from foreign sources and the total amount of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2012, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified International Account	$0.0389	99.20%

155

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1290B-05 | © 2013 Principal Financial Services, Inc. | 02/2013 | #t13011102gb

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2011 - $335,700
December 31, 2012 - $360,075

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2011 – 0
December 31, 2012 – 0

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2011 - $122,855
December 31, 2012 - $106,928

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors
of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited
Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of Directors who are not also officers of the Funds), including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.
4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.
5.	The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of Directors who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Board of Directors of the Principal Funds on March 13, 2012).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2011 - $200,828
December 31, 2012 - $177,476

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 2/15/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 2/15/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 2/15/2013